UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

December 31, 2023
College Retirement
Equities Fund
Account Name Class R4 Class R3 Class R2 Class R1
CREF Stock Account QCSTFX QCSTIX QCSTPX QCSTRX
CREF Global Equities Account QCGLFX QCGLIX QCGLPX QCGLRX
CREF Growth Account QCGRFX QCGRIX QCGRPX QCGRRX
CREF Equity Index Account QCEQFX QCEQIX QCEQPX QCEQRX
CREF Core Bond Account QCBMFX QCBMIX QCBMPX QCBMRX
CREF Inflation-Linked Bond Account QCILFX QCILIX QCILPX QCILRX
CREF Social Choice Account QSCCFX QCSCIX QCSCPX QCSCRX
CREF Money Market Account QCMMFX QCMMIX QCMMPX QCMMRX

Table of Contents
Letter to CREF Participants 3
About the Accounts’ Benchmarks 5
Portfolio Managers’ Comments 6
Account Performance 11
Expense Examples 26
Report of Independent Registered Public Accounting Firm 31
Summary Portfolio of Investments 32
Statement of Assets and Liabilities 52
Statement of Operations 54
Statement of Changes in Net Assets 56
Financial Highlights 60
Notes to Financial Statements 76
Additional Account Information 93
Trustees and Officers 94
Additional Information About Index Providers 96

Letter to CREF Participants

Colbert Narcisse
The benefits of a long-term focus
The stellar gains of the financial markets in 2023 put to rest a year of volatility and uncertainty amid the pressure of global inflation and rising interest rates. The year began with concerns surrounding interest-rate increases, particularly how long the
U.S. Federal Reserve would continue raising rates in order to push down inflation.
However, as the period progressed, lower inflation data set expectations for the end of the Fed’s tightening cycle, and stocks and bonds responded positively.
Of course, no one can predict the future direction of the markets. But short-term challenges should not distract investors from their long-term investment goals. We believe a well-balanced and diversified portfolio of stocks, bonds and other asset classes, managed by professionals, can be a prudent strategy to help investors navigate through the inevitable fluctuations of the financial markets. However, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
Domestic and international stocks posted strong gains for the twelve-month period as economies generally grew and the rate of inflation slowed. The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2023 before stalling in the third quarter. China’s economy grew moderately despite concerns over the nation’s real estate sector. Major central banks around the world began the year tightening monetary policy, but many refrained from further interest-rate increases later in the year as the pace of inflation eased. During the period, the Federal Reserve increased the federal funds target rate four times to 5.25%–5.50% but left rates unchanged over the last five months of the year. The European Central Bank and the Bank of England also raised their benchmark interest rates multiple times in
2023 but paused further increases toward the end of the year.
Returns for the five CREF Accounts that invest primarily in stocks ranged from
46.1% for the Growth Account to 14.8% for the Social Choice Account.
The Core Bond Account gained 6.3%, the Inflation-Linked Bond Account rose
4.6%, and the Money Market Account advanced 5.0%.
Most accounts outperformed their respective benchmarks for the twelve-month period. All account returns are for Class R3.
Stocks and bonds posted gains
For the twelve-month period, domestic stocks, as represented by the Russell
3000® Index, gained 26.0%. Foreign equities, as measured by the MSCI EAFE®
Index, advanced 18.2%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, rose 5.5%. Yields on U.S.
fixed-income securities rose across short- and long-term maturities but declined among intermediate-term securities (bond yields move in the opposite direction of prices). Many bonds benefited from a rally late in the year as investors grew more confident the Fed was unlikely to raise interest rates further.
CREF performance review
In a strong year for financial markets, all of the CREF Accounts posted gains.
Overall, stocks surpassed bonds, and domestic equities outperformed foreign stocks.

Letter to CREF Participants
(continued)

The Growth Account returned 46.1% and outperformed the Russell 1000® Growth Index. The Equity Index Account gained
25.8%, trailing the Russell 3000 Index. The Global Equities Account rose 23.9% and surpassed the MSCI All Country World
Index. The Stock Account gained 22.4% and outperformed its composite benchmark. The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, advanced 14.8% but lagged its composite benchmark.
Among fixed-income accounts, the Core Bond Account rose 6.3%, surpassing the Bloomberg U.S. Aggregate Bond Index.
The Inflation-Linked Bond Account advanced 4.6% to outpace the Bloomberg U.S. Treasury Inflation-Protected Securities
(TIPS) 1–10 Year Index. The Money Market Account gained 5.0% and exceeded the iMoneyNet Money Fund Averages™—All
Government.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

About the Accounts’ Benchmarks
CREF Stock Account
The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market
Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a
95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Equity Index Account
The Account’s benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Social Choice Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice
Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

Portfolio Managers’ Comments

Stock Account
Performance for the twelve months ended December 31, 2023
The Stock Account returned 22.37% for the year, compared with the 22.29% return of the CREF Stock Account Composite
Index. (All returns for the Account are for Class R3.)
The CREF Stock Account Composite Index is a weighted average of the Russell 3000® Index and the MSCI All Country World
(ACWI) ex USA Investable Market Index (IMI).
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower. The broad U.S. stock market, as measured by the Russell 3000 Index, returned 25.96% for the period.
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2023 before stalling in the third quarter. China’s economy grew at a moderate pace despite concerns over the country’s struggling real estate sector. Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating.
The U.S. Federal Reserve raised the federal funds target rate to 5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. The European Central Bank increased its suite of benchmark rates on multiple occasion in
2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Account surpassed its composite benchmark
The Account’s management team utilizes a combination of investment disciplines—fundamental active, quantitative
(mathematical) management and analyst-managed research portfolios—as well as a diversified mix of underlying sub-
strategies across investment styles, which, in turn, invest in both domestic and foreign stocks.
For the twelve-month period, the Account surpassed its composite benchmark, primarily due to strength in the U.S. portion of the portfolio, with strong contributions from the emerging markets (EM) sub-strategies as well. Outperformance in the U.S.
was driven by the analyst-managed research portfolio, followed by strong relative performance by numerous actively managed sub-strategies. The quantitative sub-strategies also continue to generate a positive rate of uncorrelated excess return for the Account. The positive contribution in EM was led by the actively managed sub-strategy, while the analyst-managed research portfolio also provided a modest contribution. The international portion of the portfolio was flat in aggregate, with underperformance in the research portfolio offsetting outperformance from the actively managed and quantitative sub-
strategies. Finally, the global research portfolio outperformed by enough to slightly offset underperformance from the actively managed global equity strategy.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Global Equities Account
Performance for the twelve months ended December 31, 2023
The Global Equities Account returned 23.94% for the year, compared with the 22.20% return of its benchmark, the MSCI All
Country World Index. (All returns for the Account are for Class R3.)

Portfolio Managers’ Comments
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2023 before stalling in the third quarter. China’s economy grew at a moderate pace despite concerns over the country’s struggling real estate sector. Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating.
The U.S. Federal Reserve raised the federal funds target rate to 5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. The European Central Bank increased its suite of benchmark rates on multiple occasions in
2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Within the MSCI ACWI Index, which includes 23 developed and 24 emerging-markets nations, most country components posted gains in U.S.-dollar terms for the twelve months.
Account surpassed its benchmark
For the twelve-month period, the Account outperformed its benchmark on the strength of numerous allocation decisions, led by an overweight position in technology firm NVIDIA. NVIDIA’s stock soared as a wave of investment in artificial intelligence (AI)
tools fueled strong demand for its semiconductors. The next-largest contributors were overweight positions in Meta Platforms
(Facebook), which benefited from AI-driven improvements to its ad-targeting system, and Canadian e-commerce company
Shopify.
Conversely, the largest detractor was an out-of-benchmark position in oil and gas exploration company Antero Resources, followed by an overweight position in Exxon Mobil. Lower oil prices were a headwind for both energy companies. An overweight position in Dutch digital-payments processor Adyen also hampered relative performance.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Growth Account
Performance for the twelve months ended December 31, 2023
The Growth Account returned 46.09% for the year, compared with the 42.68% return of its benchmark, the Russell 1000®
Growth Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Account surpassed its benchmark
All eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology
(up 65.1%)—the largest sector, representing more than 40.0% of the benchmark’s total market capitalization on December
31, 2023—contributed approximately 60.0% of the index’s return. Communication services (up 64.6%) and consumer discretionary (up 52.6%) were the next-largest contributors. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization on December 31, 2023. Energy (up 1.7%) was the worst performer, followed by the defensive utilities (up 4.2%) and consumer staples (up 4.9%) sectors.
For the twelve-month period, the Account outperformed its benchmark on the strength of numerous stock selections. The top contributor was an overweight position in Meta Platforms (Facebook), which reported record sales as spending on digital advertising rebounded. The next-largest contributors were overweight positions in NVIDIA, a technology firm that benefited from strong demand for its semiconductors used in artificial-intelligence systems, and Palo Alto Networks, a cybersecurity company.

Portfolio Managers’ Comments
(continued)

Conversely, the largest detractors were out-of-benchmark positions in agriculture firm Corteva, which experienced slowing sales of its crop protection products, and aerospace company RTX, which announced a costly recall of jet engines. Next in line was an overweight position in EOG Resources, an energy producer that was hurt by falling natural gas prices.
Equity Index Account
Performance for the twelve months ended December 31, 2023
The Equity Index Account returned 25.77% for the year, compared with the 25.96% return of its benchmark, the Russell 3000®
Index. (All returns for the Account are for Class R3.)
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors advanced
Nine of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Information technology (up
59.3%)—the benchmark’s largest sector—produced the strongest increase and contributed more than one-half of the index’s total return. The next-best performers were communication services (up 53.3%), consumer discretionary (up 40.7%) and industrials (up 21.7%). Together, these four sectors accounted for almost 55.0% of the index’s total market capitalization on
December 31, 2023. The worst performer was utilities (down 7.0%), a defensive sector that tends to lag when the economy is strong, followed by energy (down 0.2%).
For the twelve-month period, all of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Technology company NVIDIA performed especially well, surging on robust demand for its semiconductors that perform artificial intelligence (AI) tasks. Next in line was Amazon.com, followed by
Alphabet (the parent company of Google), Microsoft and Apple. These four companies benefited from optimism that investments they were making in AI technologies would drive strong profits in the future.
Core Bond Account
Performance for the twelve months ended December 31, 2023
The Core Bond Account returned 6.31% for the year, compared with the 5.53% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. Crude oil prices fluctuated in
2023 but ended the period moderately lower.
Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating. The U.S. Federal Reserve raised the federal funds target rate to
5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. Yields on U.S. Treasury bonds rose across most maturities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates on multiple occasions in 2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.

Portfolio Managers’ Comments
Account surpassed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve-month period. U.S. Treasuries, the largest sector accounting for 41.1% of the index’s total market capitalization at year-end, returned 4.1%. Mortgage-backed securities (MBS), the second-largest sector with a weighting of 26.7%, advanced 5.1%. Corporate bonds—the third-largest sector at 24.6%—performed best, gaining 8.5%. Among smaller sectors in the benchmark, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) returned 5.5% and 5.4%, respectively.
For the twelve-month period, the Account outperformed its benchmark, primarily due to asset allocation—which lifted the
Account’s relative return. In particular, overweight positions in non-agency MBS, corporate bonds (including small positions in high yield and emerging markets) and a corresponding underweight in Treasuries proved beneficial. Favorable security selection and an overweight position in the ABS sector also bolstered the Account’s performance relative to the benchmark.
An overweight position in the CMBS sector and an allocation to municipals were also beneficial.
Conversely, the Account’s shorter-than-benchmark duration was a small detractor, but it was almost fully offset by yield curve positioning, which was a contributor. Security selection within CMBS also modestly detracted for the period.
Inflation-Linked Bond Account
Performance for the twelve months ended December 31, 2023
The Inflation-Linked Bond Account returned 4.62% for the year, compared with the 4.36% return of its benchmark, the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. Crude oil prices fluctuated in
2023 but ended the period moderately lower.
Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating. The U.S. Federal Reserve raised the federal funds target rate to
5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. Yields on U.S. Treasury bonds rose across most maturities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates on multiple occasions in 2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Account surpassed its benchmark
For the twelve-month period, the TIPS 1-10 Year Index underperformed the 5.53% return of the broad domestic investment-
grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.
Bond yields rose sharply in the first three quarters of 2023 as investors wrestled with a series of interest rate hikes and growing uncertainty surrounding the outlook for the U.S. economy. However, in the fourth quarter of the year lower inflation data put the Fed’s tightening cycle on pause and lifted investor spirits. Against this backdrop, the major segments of the fixed-
income market, including TIPS, rallied in the fourth quarter to finish 2023 in positive territory.
For the twelve-month period, the Account outperformed its benchmark. The Account’s return includes a deduction for expenses, while the benchmark’s does not. Favorable yield curve positioning and out-of-benchmark allocations in the corporate bond and mortgage-backed securities sectors drove relative results. By contrast, the Account’s large position in U.S.
Treasuries, which constituted the majority of its overall holdings, detracted from performance.
Social Choice Account
Performance for the twelve months ended December 31, 2023
The Social Choice Account returned 14.82% for the year, compared with the 16.14% return of the CREF Social Choice Account
Composite Index. (All returns for the Account are for Class R3.)
The CREF Social Choice Account Composite Index is a weighted average of the Russell 3000® Index, the MSCI
EAFE+Canada Index and the Bloomberg U.S. Aggregate Bond Index.
The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its
ESG criteria, the Account did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Account underperformed its benchmark for the twelve-
month period.

Portfolio Managers’ Comments
(continued)

Relative to the Russell 3000 Index, the performance of the Account’s domestic equity component was hurt most by the exclusion of Apple, Meta Platforms (Facebook) and Alphabet (the parent company of Google). Conversely, avoiding Pfizer,
Johnson & Johnson and Exxon Mobil helped the most. Compared to the MSCI EAFE+Canada Index, the Account’s international holdings were hurt most by avoiding Italian bank UniCredit, British aerospace firm Rolls-Royce Holdings and Dutch auto manufacturer Stellantis. Alternatively, omitting Swiss pharmaceutical maker Roche Holding, British beverage company Diageo and British American Tobacco was most beneficial.
Account trailed its benchmark
To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.
Relative to the Russell 3000 Index, the Account’s domestic equity holdings were most negatively impacted by an underweight position in Amazon.com and overweight positions in financial services firm Charles Schwab and pharmaceutical manufacturer Bristol-Myers Squibb. In contrast, overweight positions in technology firms NVIDIA and Intel, as well as an overweight position in Tesla, made the largest contributions to the Account’s performance relative to its benchmark.
Compared with the MSCI EAFE+Canada Index, an underweight position in Toyota detracted most, followed by overweight positions in Danish biotechnology company Genmab and British machinery producer CNH Industrial. On the plus side, the top contributors to relative performance were an overweight position in British investment firm 3i Group, an overweight position in
Canadian e-commerce company Shopify and an underweight position in Japanese electronics supplier Keyence.
The Account’s fixed-income component outperformed the Bloomberg U.S. Aggregate Bond Index, primarily due to an underweight position in the mortgage-backed securities sector, which lagged the return of the benchmark. Account holdings in the municipals and government credit sectors also benefited.
Money Market Account
Performance for the twelve months ended December 31, 2023
The Money Market Account returned 4.97% for the year, compared with the 4.76% return of its benchmark, the iMoneyNet
Money Fund Averages™—All Government. (All returns for the Account are for Class R3.)
The iMoneyNet average is a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. Crude oil prices fluctuated in
2023 but ended the period moderately lower.
Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating. The U.S. Federal Reserve raised the federal funds target rate to 5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. The European Central Bank increased its suite of benchmark rates on multiple occasion in 2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Although inflation continues to present an economic challenge for the United States, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s monetary policy of keeping rates elevated until inflation subsides should continue to bode well for yields on the short-term government securities in which the
Account invests. Variable-rate debt securities, which made up approximately 20% of the Account’s portfolio at period-end, stand to benefit, should short-term interest rates increase. The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 4.31% on January 3, 2023, to
5.38% on December 29, 2023.
Account surpassed the iMoneyNet average
For the twelve-month period, the Money Market Account outperformed the iMoneyNet average. The Account continued to invest in variable-rate government agency securities, which provide a yield enhancement over short-term fixed rate securities and contributed to the Account’s outperformance. As of December 26, 2023, the Account’s weighted average maturity (WAM) was
25 days, versus 37 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 26 was the last date of release for the month.

CREF Stock Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Stock Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 22 .56% 12 .31%
†
8 .66%
†
0 .115%
Class R3 7/31/1952 22 .37 12 .26 8 .64 0 .255
Class R2 4/24/2015 22 .28 12 .20 8 .58
†
0 .320
Class R1 4/24/2015 22 .10 12 .02 8 .39
†
0 .490
Broad market index
Morningstar Aggressive Target Risk Index
– 18 .30 10 .72 7 .83 –
CREF Stock Account Composite Index
‡
– 22 .29 12 .64 9 .17 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on December 31, 2023, the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The
Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

CREF Stock Account
(continued)

Account profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2023
Net assets $
118.42
billion
Portfolio turnover rate 36%
Number of holdings 8,461
Weighted median market
capitalization $99.64 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
22.7
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 22.3
Financials 16.0
Consumer discretionary 11.5
Industrials 11.5
Health care 11.4
Consumer staples 6.3
Communication services 6.3
Energy 4.7
Materials 4.5
Real estate 2.6
Utilities 2.4
Government bonds 0.0
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -0.4
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
63.5
More than $15 billion-$50 billion
17.9
More than $2 billion-$15 billion
14.7
$2 billion or less
3.9
Total 100.0
% of portfolio investments
as of 12/31/2023
United States 65.9
Japan 4.9
United Kingdom 2.9
France 2.3
China 2.1
Germany 2.1
Canada 2.0
Netherlands 1.9
India 1.7
Taiwan 1.6
63 other nations 11.7
Short-term investments 0.9
Total 100.0

CREF Global Equities Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 24.13% 13.01%
†
8.21%
†
0.110%
Class R3 5/1/1992 23.94 12.97 8.18 0.250
Class R2 4/24/2015 23.85 12.90 8.12
†
0.315
Class R1 4/24/2015 23.66 12.72 7.93
†
0.485
MSCI All Country World Index
– 22.20 11.72 7.93 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

CREF Global Equities Account
(continued)

Account profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2023
Net assets $
25.94
billion
Portfolio turnover rate 32%
Number of holdings 2,145
Weighted median market
capitalization $143.33 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
21.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 23.0
Financials 15.4
Consumer discretionary 11.4
Health care 10.8
Industrials 9.9
Consumer staples 7.5
Communication services 6.8
Energy 5.6
Materials 5.5
Utilities 1.8
Real estate 0.8
Short-term investments 1.5
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
73.6
More than $15 billion-$50 billion
18.0
More than $2 billion-$15 billion
7.9
$2 billion or less
0.5
Total 100.0
% of portfolio investments
as of 12/31/2023
United States 63.7
Japan 6.2
Canada 2.5
United Kingdom 2.5
Germany 2.3
France 2.2
Netherlands 2.0
China 2.0
Taiwan 1.9
Australia 1.6
40 other nations 11.5
Short-term investments 1.6
Total 100.0

CREF Growth Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 46 .31% 17 .19%
†
13 .47%
†
0 .075%
Class R3 4/29/1994 46 .09 17 .15 13 .45 0 .215
Class R2 4/24/2015 45 .98 17 .08 13 .39
†
0 .280
Class R1 4/24/2015 45 .76 16 .89 13 .19
†
0 .450
Russell 1000® Growth Index
– 42 .68 19 .50 14 .86 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

CREF Growth Account
(continued)

Account profile Portfolio composition Holdings by company size as of 12/31/2023
Net assets $
34.08
billion
Portfolio turnover rate 33%
Number of holdings 85
Weighted median market
capitalization $465.49 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
42.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 42.6
Consumer discretionary 14.9
Health care 11.2
Communication services 10.3
Financials 7.8
Industrials 5.6
Consumer staples 4.6
Materials 1.6
Energy 1.2
Short-term investments 0.1
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
91.3
More than $15 billion-$50 billion
7.8
More than $2 billion-$15 billion
0.8
$2 billion or less
0.1
Total 100.0

CREF Equity Index Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Equity Index Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 25 .97% 15 .03%
†
11 .29%
†
0 .030%
Class R3 4/29/1994 25 .77 14 .99 11 .26 0 .170
Class R2 4/24/2015 25 .68 14 .92 11 .20
†
0 .235
Class R1 4/24/2015 25 .50 14 .73 11 .01
†
0 .405
Russell 3000® Index
– 25 .96 15 .16 11 .48 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

CREF Equity Index Account
(continued)

Account profile Portfolio composition Holdings by company size as of 12/31/2023
Net assets $
22.65
billion
Portfolio turnover rate 2%
Number of holdings 2,765
Weighted median market
capitalization $148.19 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
26.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 27.1
Financials 13.6
Health care 12.5
Consumer discretionary 10.8
Industrials 10.0
Communication services 7.8
Consumer staples 5.7
Energy 4.0
Real estate 2.9
Materials 2.7
Utilities 2.3
Short-term investments 0.6
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
70.1
More than $15 billion-$50 billion
16.7
More than $2 billion-$15 billion
11.3
$2 billion or less
1.9
Total 100.0

CREF Core Bond Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day
SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 6 .48% 1 .46%
†
2 .06%
†
0 .090%
Class R3 3/1/1990 6 .31 1 .42 2 .04 0 .230
Class R2 4/24/2015 6 .23 1 .36 1 .98
†
0 .295
Class R1 4/24/2015 6 .07 1 .20 1 .80
†
0 .465
Bloomberg U.S. Aggregate Bond Index
– 5 .53 1 .10 1 .81 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

CREF Core Bond Account
(continued)

Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2023
Net assets $
10.77
billion
Portfolio turnover rate 80%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions 78%
Number of issues 1,774
Option-adjusted duration
‡
6.19 years
Average maturity
§
9.32 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 12/31/2023
Government bonds
49.3
Corporate bonds
31.5
Structured assets
16.0
Bank loan obligations
0.4
Preferred stocks
0.0
Short-term investments 1.2
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net 1.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
Less than 1 year 2.9
1-3 years 16.3
3-5 years 18.1
5-10 years 40.2
Over 10 years 22.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
U.S. Treasury & U.S. agency securities* 40.3
Aaa/AAA 7.8
Aa/AA 8.8
A/A 16.4
Baa/BBB 22.5
Ba/BB 2.0
B/B 0.7
Below B/B 0.1
Non-rated 1.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Inflation-Linked Bond Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 4 .78% 3 .53%
†
2 .47%
†
0 .045%
Class R3 5/1/1997 4 .62 3 .49 2 .45 0 .185
Class R2 4/24/2015 4 .54 3 .43 2 .39
†
0 .250
Class R1 4/24/2015 4 .39 3 .26 2 .21
†
0 .420
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 4 .36 3 .43 2 .31 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

CREF Inflation-Linked Bond Account
(continued)

Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2023
Net assets $
6.99
billion
Portfolio turnover rate 27%
Number of issues 187
Option-adjusted duration
‡
4.31 years
Average maturity
§
4.73 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 12/31/2023
Government bonds
93.1
Structured assets
3.2
Corporate bonds
2.6
Bank loan obligations
0.4
Common stocks
0.2
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 0.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
Less than 1 year 2.6
1-3 years 30.4
3-5 years 27.6
5-10 years 39.1
Over 10 years 0.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
U.S. Treasury & U.S. agency securities* 92.6
Aaa/AAA 0.4
Aa/AA 0.7
A/A 1.2
Baa/BBB 2.7
Ba/BB 1.3
B/B 0.3
Non-rated 0.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Social Choice Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Social Choice Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 15 .00% 8 .48%
†
6 .45%
†
0 .065%
Class R3 3/1/1990 14 .82 8 .44 6 .43 0 .205
Class R2 4/24/2015 14 .73 8 .37 6 .37
†
0 .270
Class R1 4/24/2015 14 .56 8 .20 6 .18
†
0 .440
Broad market index
Morningstar Moderate Target Risk Index
– 13 .22 7 .38 5 .72 –
CREF Social Choice Account Composite Index
‡
– 16 .14 8 .54 6 .60 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on December 31, 2023, the CREF Social Choice Composite Index consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond
Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

CREF Social Choice Account
(continued)

Account profile Portfolio composition Holdings by company size
Holdings by maturity
as of 12/31/2023
Net assets $
21.37
billion
Portfolio turnover rate 81%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions 80%
Equity segment
Number of holdings 873
Weighted median market
capitalization 89.2 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
23.9
Fixed-income segment
Number of issues 1,028
Option-adjusted duration
‡
6.23 years
Average maturity
§
9.48 years
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 12/31/2023
Equity Investments 59.7
Fixed-income securities 39.8
Short-term investments 0.0
Investments purchased with collateral
from securities lending 0.6
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
62.1
More than $15 billion-$50 billion
26.0
More than $2 billion-$15 billion
10.9
$2 billion or less
1.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
Less than 1 year 4.1
1-3 years 13.7
3-5 years 14.2
5-10 years 45.0
Over 10 years 23.0
Total 100.0

CREF Money Market Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account's sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.
Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of
$1.00 per accumulation unit.
Account profile Portfolio composition Net annualized yield
Total
return
Average annual total
return
Estimated
annual
Money Market Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 5.14% 1.74%
†
1.08%
†
0.040%
Class R3 4/1/1988 4.97 1.71 1.06 0.180
Class R2 4/24/2015 4.90 1.64 1.00
†
0.245
Class R1 4/24/2015 4.50 1.43 0.84
†
0.415
iMoneyNet Money Fund Averages™—All Government
§
– 4.76 1.62 1.01 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 12/31/2023
Net assets $
9.52
billion
Number of issues 76
% of net assets
as of 12/31/2023
U.S. Treasury securities* 39.7
Repurchase agreements 29.8
Variable rate securities, government 24.0
U.S. government agency securities* 8.3
Other assets & liabilities, net -1.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended December 26,
2023)
*
Current
yield
Effective
yield
Money Market Account
Class R4 5.34% 5.48%
Class R3 5.16 5.30
Class R2 5.10 5.23
Class R1 4.96 5.08
iMoneyNet Money
Fund Averages™—
All Government
§
5.01 5.14
The current yield more closely reflects current
earnings than does the total return.
* Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§ The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense Examples

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2023 – December 31, 2023 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the
Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
20.1
Stock Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,075.58 $1,074.69 $1,074.33 $1,073.57
Expenses incurred during the period*
$0.60 $1.46 $1.80 $2.54
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.63 $1,023.80 $1,023.47 $1,022.75
Expenses incurred during the period*
$0.58 $1.42 $1.76 $2.48
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.11% for
Class R4, 0.28% for Class R3, 0.34% for Class R2 and 0.49% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.12% 0.28% 0.35% 0.50%

20.2
Global Equities Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,073.50 $1,072.61 $1,072.25 $1,071.49
Expenses incurred during the period*
$0.58 $1.43 $1.78 $2.52
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.65 $1,023.82 $1,023.49 $1,022.77
Expenses incurred during the period*
$0.56 $1.40 $1.74 $2.46
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.11% for
Class R4, 0.27% for Class R3, 0.34% for Class R2 and 0.48% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.11% 0.27% 0.34% 0.49%
20.3
Growth Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,118.35 $1,117.43 $1,117.06 $1,116.25
Expenses incurred during the period*
$0.35 $1.22 $1.57 $2.34
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.88 $1,024.05 $1,023.72 $1,023.00
Expenses incurred during the period*
$0.33 $1.17 $1.50 $2.23
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.07% for
Class R4, 0.23% for Class R3, 0.29% for Class R2 and 0.44% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.07% 0.23% 0.30% 0.45%

Expense Examples
(continued)

20.4
Equity Index Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,084.64 $1,083.75 $1,083.39 $1,082.61
Expenses incurred during the period*
$0.16 $1.02 $1.37 $2.11
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.05 $1,024.22 $1,023.89 $1,023.17
Expenses incurred during the period*
$0.16 $0.99 $1.33 $2.05
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.03% for
Class R4, 0.19% for Class R3, 0.26% for Class R2 and 0.40% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.03% 0.19% 0.26% 0.41%
20.5
Core Bond Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,036.75 $1,035.89 $1,035.54 $1,034.80
Expenses incurred during the period*
$0.49 $1.33 $1.67 $2.39
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.73 $1,023.90 $1,023.56 $1,022.85
Expenses incurred during the period*
$0.48 $1.32 $1.66 $2.38
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.09% for
Class R4, 0.26% for Class R3, 0.33% for Class R2 and 0.47% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.09% 0.25% 0.32% 0.47%

20.6
Inflation-Linked Bond Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,029.78 $1,028.93 $1,028.59 $1,027.86
Expenses incurred during the period*
$0.24 $1.08 $1.41 $2.14
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.97 $1,024.14 $1,023.81 $1,023.10
Expenses incurred during the period*
$0.23 $1.07 $1.41 $2.13
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.05% for
Class R4, 0.21% for Class R3, 0.28% for Class R2 and 0.42% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.04% 0.20% 0.28% 0.42%
20.7
Social Choice Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,060.69 $1,059.81 $1,059.46 $1,058.70
Expenses incurred during the period*
$0.35 $1.20 $1.54 $2.28
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.86 $1,024.04 $1,023.71 $1,022.99
Expenses incurred during the period*
$0.35 $1.18 $1.52 $2.24
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.07% for
Class R4, 0.23% for Class R3, 0.30% for Class R2 and 0.44% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.07% 0.22% 0.30% 0.44%

Expense Examples
(continued)

20.8
Money Market Account
Share Class
Class R4 Class R3 Class R2 Class R1
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,026.90 $1,026.05 $1,025.71 $1,024.97
Expenses incurred during the period*
$0.21 $1.04 $1.38 $2.11
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.00 $1,024.18 $1,023.85 $1,023.12
Expenses incurred during the period*
$0.21 $1.04 $1.38 $2.11
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratios for that period were 0.04% for
Class R4, 0.20% for Class R3, 0.27% for Class R2 and 0.41% for Class R1.
Actual expenses
Class R4 Class R3 Class R2 Class R1
Net expense ratio for the one-year period ended 12/31/2023
0.04% 0.20% 0.27% 0.63%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Stock Account, CREF Global Equities
Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond Account, CREF
Social Choice Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Stock Account, CREF Global Equities Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF
Inflation-Linked Bond Account, CREF Social Choice Account and CREF Money Market Account (constituting College Retirement Equities
Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December
31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

CREF Stock Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO $ 55 0 .0%
$ 4,636,868
TOTAL CORPORATE BONDS
(Cost $64) 55 0 .0
GOVERNMENT BONDS
U.S. TREASURY SECURITIES 204 0 .0
200,000
TOTAL GOVERNMENT BONDS
(Cost $209) 204 0 .0
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,215,393 (a) Tesla, Inc 798,961 0 .7
Other 1,565,756 1 .3
2,364,717 2 .0
BANKS
11,438,350 Bank of America Corp 385,129 0 .3
4,926,733 JPMorgan Chase & Co 838,037 0 .7
11,746,925 Wells Fargo & Co 578,184 0 .5
Other 5,826,018 5 .0
7,627,368 6 .5
CAPITAL GOODS
1,991,652 (a) Boeing Co 519,144 0 .5
1,847,422 Eaton Corp plc 444,896 0 .4
2,804,377 Honeywell International, Inc 588,106 0 .5
Other 8,366,754 7 .0
9,918,900 8 .4
COMMERCIAL & PROFESSIONAL SERVICES 1,592,637 1 .4
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
17,889,675 (a) Amazon.com, Inc 2,718,157 2 .3
1,318,229 Home Depot, Inc 456,832 0 .4
Other 2,221,850 1 .9
5,396,839 4 .6
CONSUMER DURABLES & APPAREL 2,365,493 2 .0
CONSUMER SERVICES
8,812,494 (b) Arcos Dorados Holdings, Inc 111,831 0 .1
112,177 (a) Booking Holdings, Inc 397,916 0 .4
1,841,168 McDonald's Corp 545,925 0 .5
Other 2,393,906 1 .9
3,449,578 2 .9
CONSUMER STAPLES DISTRIBUTION & RETAIL
14,578,000 (a),(b) Cia Brasileira de Distribuicao 12,455 0 .0
880,960 Costco Wholesale Corp 581,504 0 .5
3,140,091 Walmart, Inc 495,035 0 .4
Other 864,187 0 .8
1,953,181 1 .7
ENERGY
3,519,946 ConocoPhillips 408,560 0 .4
7,231,740 Exxon Mobil Corp 723,029 0 .6
12,236,080 Shell plc 400,537 0 .4
Other 4,044,203 3 .3
5,576,329 4 .7
Shares Description
1 1
Value
(000)
% of net
assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
3,304,926 Prologis, Inc $ 440,547 0 .4%
Other 2,209,877 1 .8
2,650,424 2 .2
FINANCIAL SERVICES
2,123,919 American Express Co 397,895 0 .4
1,717,874 (a) Berkshire Hathaway, Inc 612,697 0 .5
5,659,645 Charles Schwab Corp 389,384 0 .3
2,277,741 Mastercard, Inc (Class A) 971,479 0 .8
2,582,910 Visa, Inc (Class A) 672,461 0 .6
Other 4,812,022 4 .0
7,855,938 6 .6
FOOD, BEVERAGE & TOBACCO
4,683,954 Philip Morris International, Inc 440,666 0 .4
Other 3,358,056 2 .8
3,798,722 3 .2
HEALTH CARE EQUIPMENT & SERVICES
4,414,536 Abbott Laboratories 485,908 0 .4
1,014,075 Elevance Health, Inc 478,197 0 .4
1,970,805 UnitedHealth Group, Inc 1,037,570 0 .9
Other 3,347,155 2 .8
5,348,830 4 .5
HOUSEHOLD & PERSONAL PRODUCTS
3,137,300 Procter & Gamble Co 459,740 0 .4
Other 1,225,552 1 .0
1,685,292 1 .4
INSURANCE 3,414,799 2 .9
MATERIALS
1,909,994 Linde plc 784,454 0 .7
Other 4,547,469 3 .8
5,331,923 4 .5
MEDIA & ENTERTAINMENT
8,430,222 (a) Alphabet, Inc 1,188,071 1 .0
8,445,436 (a) Alphabet, Inc (Class A) 1,179,743 1 .0
8,616,042 Comcast Corp (Class A) 377,813 0 .3
5,907,101 (a),(b),(c) HUYA, Inc (ADR) 21,620 0 .0
450,306 (a),(b) iClick Interactive Asia Group Ltd
(ADR)
1,725 0 .0
4,044,630 (a) Meta Platforms, Inc 1,431,637 1 .2
10,259,525 Tencent Holdings Ltd 387,347 0 .4
Other 1,777,882 1 .5
6,365,838 5 .4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,983,243 AbbVie, Inc 462,313 0 .4
1,286,518 Eli Lilly & Co 749,937 0 .6
2,734,986 Johnson & Johnson 428,682 0 .4
5,075,336 Merck & Co, Inc 553,313 0 .5
7,512,198 Novo Nordisk A.S. 778,498 0 .7
Other 5,232,946 4 .3
8,205,689 6 .9
REAL ESTATE MANAGEMENT & DEVELOPMENT 511,065 0 .4

See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
815,967 ASML Holding NV $ 615,963 0 .5%
1,117,846 Broadcom, Inc 1,247,796 1 .1
10,239,302 Intel Corp 514,525 0 .5
3,924,659 Nvidia Corp 1,943,570 1 .7
43,051,146 Taiwan Semiconductor
Manufacturing Co Ltd
825,357 0 .6
Other 3,499,347 2 .9
8,646,558 7 .3
SOFTWARE & SERVICES
583,400 (a),(b) Kaonavi, Inc 9,287 0 .0
13,531,577 Microsoft Corp 5,088,414 4 .3
1,348,525 (a) Palo Alto Networks, Inc 397,653 0 .4
1,732,247 (a) Salesforce, Inc 455,823 0 .4
Other 5,041,790 4 .2
10,992,967 9 .3
TECHNOLOGY HARDWARE & EQUIPMENT
20,860,555 (d) Apple, Inc 4,016,283 3 .4
8,516,850 Samsung Electronics Co Ltd 516,945 0 .5
Other 2,175,633 1 .8
6,708,861 5 .7
TELECOMMUNICATION SERVICES 1,094,158 0 .9
TRANSPORTATION
1,585,099 Union Pacific Corp 389,332 0 .4
Other 1,641,667 1 .3
2,030,999 1 .7
UTILITIES
7,518,033 NextEra Energy, Inc 456,645 0 .4
Other 2,428,579 2 .0
2,885,224 2 .4
TOTAL COMMON STOCKS
(Cost $100,144,911) 117,772,329 99 .5
a a a a
RIGHTS/WARRANTS
AUTOMOBILES & COMPONENTS 2,581 0 .0
CAPITAL GOODS 30 0 .0
CONSUMER SERVICES 1 0 .0
ENERGY 31 0 .0
FINANCIAL SERVICES 0 ^ 0 .0
HEALTH CARE EQUIPMENT & SERVICES 69 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82 0 .0
SOFTWARE & SERVICES 101 0 .0
TRANSPORTATION 81 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $2,394) 2,976 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $100,147,578) 117,775,564 99 .5
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 321,000 0 .3
REPURCHASE AGREEMENT 112,172 0 .1
Principal Description
1 1
Value
(000)
% of net
assets
TREASURY DEBT $ 24,975 0 .0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $458,273) 458,147 0 .4
a a a a
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT 195,500 0 .2
COMMERCIAL PAPER 43,509 0 .0
REPURCHASE AGREEMENT 377,977 0 .3
VARIABLE RATE SECURITIES 15,000 0 .0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $ 631,986 ) 631,986 0 .5
TOTAL PORTFOLIO
(Cost $101,237,837) 118,865,697 100 .4
OTHER ASSETS & LIABILITIES, NET (447,028) ( 0 .4 )
NET ASSETS $ 118,418,669 100 .0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
(a) Non-income producing
(b) Affiliated holding
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,012,511,687.
(d) All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

Summary Portfolio of Investments
(continued)
CREF Stock Account December 31, 2023
34
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 123 03/15/24  $ 11,699 $ 12,593 $ 894
S&P 500 E-Mini Index 840 03/15/24 195,723 202,440 6,717
S&P Mid-Cap 400 E-Mini Index 71 03/15/24 18,894 19,948 1,054
Total 1,034   $ 226,316  $ 234,981  $ 8,665

See Notes to Financial Statements
CREF Global Equities Account December 31, 2023
Summary Portfolio of Investments
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
CORPORATE BONDS
INDIA $ 14 0 .0%
TOTAL CORPORATE BONDS
(Cost $16) 14 0 .0
Shares
COMMON STOCKS
AUSTRALIA
23,960,852 Glencore plc 144,030 0 .6
166,332,488 (a),(b) Tamboran Resources Ltd 25,503 0 .1
Other 243,527 0 .9
413,060 1 .6
AUSTRIA 13,428 0 .1
BELGIUM 32,745 0 .1
BERMUDA 13,533 0 .1
BRAZIL 344,988 1 .3
CANADA
2,097,054 (b) Shopify, Inc (Class A) 163,263 0 .6
Other 496,373 1 .9
659,636 2 .5
CHILE 6,356 0 .0
CHINA 505,950 2 .0
COLOMBIA 883 0 .0
CZECH REPUBLIC 1,847 0 .0
DENMARK
2,358,672 Novo Nordisk A.S. 244,432 0 .9
Other 59,690 0 .3
304,122 1 .2
EGYPT 874 0 .0
FINLAND 60,171 0 .2
FRANCE
891,871 Airbus SE 137,784 0 .5
Other 445,881 1 .7
583,665 2 .2
GERMANY
622,110 Siemens AG. 116,714 0 .5
Other 468,545 1 .8
585,259 2 .3
GREECE 5,184 0 .0
HONG KONG 58,015 0 .2
HUNGARY 2,667 0 .0
INDIA 328,371 1 .3
INDONESIA 53,985 0 .2
IRELAND 145,354 0 .6
ISRAEL 7,278 0 .0
ITALY 197,884 0 .8
JAPAN
3,041,500 Nintendo Co Ltd 158,261 0 .6
1,587,265 Sony Corp 150,207 0 .6
Shares Description
1 1
Value
(000)
% of net
assets
JAPAN—continued
6,958,910 (b) Toyota Motor Corp $ 127,513 0 .5%
Other 1,184,328 4 .5
1,620,309 6 .2
KOREA, REPUBLIC OF
3,045,647 Samsung Electronics Co Ltd 184,861 0 .7
Other 128,298 0 .5
313,159 1 .2
KUWAIT 5,590 0 .0
LUXEMBOURG 35,082 0 .1
MALAYSIA 13,335 0 .1
MEXICO 96,785 0 .4
NETHERLANDS
197,166 ASML Holding NV 148,838 0 .6
5,218,864 Shell plc 170,835 0 .7
Other 196,197 0 .7
515,870 2 .0
NORWAY 134,029 0 .5
PERU 1,941 0 .0
PHILIPPINES 10,967 0 .0
POLAND 11,743 0 .0
PORTUGAL 19,092 0 .1
QATAR 8,172 0 .0
ROMANIA 750 0 .0
RUSSIA 2 0 .0
SAUDI ARABIA 70,198 0 .3
SINGAPORE 29,581 0 .1
SOUTH AFRICA 52,499 0 .2
SPAIN 139,892 0 .5
SWEDEN 94,975 0 .4
SWITZERLAND 298,296 1 .2
TAIWAN
17,174,100 Taiwan Semiconductor
Manufacturing Co Ltd
329,254 1 .3
Other 169,900 0 .6
499,154 1 .9
THAILAND 22,402 0 .1
TURKEY 13,060 0 .1
UNITED ARAB EMIRATES 13,688 0 .1
UNITED KINGDOM
1,235,588 AstraZeneca plc 166,668 0 .6
Other 492,683 1 .9
659,351 2 .5
UNITED STATES
269,013 (b) Adobe, Inc 160,493 0 .6
1,124,940 (b) Advanced Micro Devices, Inc 165,827 0 .6
1,961,559 (b) Alphabet, Inc 276,443 1 .1
1,876,985 (b) Alphabet, Inc (Class A) 262,196 1 .0
4,699,660 (b) Amazon.com, Inc 714,066 2 .8
4,872,329 (c) Apple, Inc 938,070 3 .6
392,294 (b) Berkshire Hathaway, Inc 139,916 0 .5

Summary Portfolio of Investments
(continued)
CREF Global Equities Account December 31, 2023
36
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/23, the aggregate value of securities on loan is $64,705,544.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
UNITED STATES—continued
510,970 (b) Boeing Co $ 133,189 0 .5%
2,016,266 (b) Boston Scientific Corp 116,560 0 .5
252,850 Broadcom, Inc 282,244 1 .1
494,572 Caterpillar, Inc 146,230 0 .6
2,616,223 Coca-Cola Co 154,174 0 .6
385,729 Costco Wholesale Corp 254,612 1 .0
426,505 Eli Lilly & Co 248,618 1 .0
2,958,246 Exxon Mobil Corp 295,765 1 .1
3,331,464 Freeport-McMoRan, Inc (Class B) 141,820 0 .6
554,385 Home Depot, Inc 192,122 0 .7
910,620 Honeywell International, Inc 190,966 0 .7
2,755,027 Intel Corp 138,440 0 .5
1,499,193 JPMorgan Chase & Co 255,013 1 .0
564,964 Linde plc 232,036 0 .9
518,409 Mastercard, Inc (Class A) 221,107 0 .9
657,013 McDonald's Corp 194,811 0 .8
1,334,833 Merck & Co, Inc 145,523 0 .6
1,107,413 (b) Meta Platforms, Inc 391,980 1 .5
3,249,634 Microsoft Corp 1,221,992 4 .7
1,355,980 Morgan Stanley 126,445 0 .5
241,150 (b) NetFlix, Inc 117,411 0 .5
1,201,035 Nvidia Corp 594,777 2 .3
1,395,882 Procter & Gamble Co 204,553 0 .8
416,907 Stryker Corp 124,847 0 .5
1,145,031 (b) Tesla, Inc 284,517 1 .1
594,650 Union Pacific Corp 146,058 0 .6
457,285 UnitedHealth Group, Inc 240,747 0 .9
858,215 Visa, Inc (Class A) 223,436 0 .8
1,096,650 Walmart, Inc 172,887 0 .6
3,977,911 Wells Fargo & Co 195,793 0 .7
Other 6,506,517 25 .0
16,552,201 63 .8
TOTAL COMMON STOCKS
(Cost $20,388,963) 25,557,378 98 .5
a a a a
RIGHTS/WARRANTS
AUSTRALIA 105 0 .0
BRAZIL 22 0 .0
INDIA 659 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $612) 786 0 .0
a a a a
TOTAL LONG-TERM
INVESTMENTS
(Cost $20,389,591) 25,558,178 98 .5
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 202,861 0 .8
REPURCHASE AGREEMENT 68,020 0 .3
TREASURY DEBT 115,794 0 .4
TOTAL SHORT-TERM INVESTMENTS
(Cost $386,743) 386,675 1 .5
a a a a
Principal Description
1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT $ 9,000 0 .0%
COMMERCIAL PAPER 2,000 0 .0
REPURCHASE AGREEMENT 10,000 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $21,000) 21,000 0 .1
TOTAL PORTFOLIO
(Cost $20,797,334) 25,965,853 100 .1
OTHER ASSETS & LIABILITIES, NET (22,713) ( 0 .1 )
NET ASSETS $ 25,943,140 100 .0%
(a) Affiliated holding
(b) Non-income producing
(c) All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 731 03/15/24  $ 79,409 $ 82,325 $ 2,916
S&P 500 E-Mini Index 894 03/15/24 208,748 215,454 6,706
Total 1,625   $ 288,157  $ 297,779  $ 9,622

CREF Growth Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,244,141 (a) Tesla, Inc $ 557,624 1 .6%
557,624 1 .6
CAPITAL GOODS
2,545,575 (a) Boeing Co 663,530 1 .9
2,890,161 Carrier Global Corp 166,040 0 .5
667,786 Honeywell International, Inc 140,041 0 .4
Other 120,790 0 .4
1,090,401 3 .2
COMMERCIAL & PROFESSIONAL SERVICES
621,270 Verisk Analytics, Inc 148,396 0 .4
929,153 Waste Connections, Inc 138,695 0 .4
Other 93,666 0 .3
380,757 1 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,564,426 (a) Amazon.com, Inc 2,364,859 6 .9
2,030,932 TJX Cos, Inc 190,522 0 .6
2,555,381 7 .5
CONSUMER DURABLES & APPAREL
1,841,115 Nike, Inc (Class B) 199,890 0 .6
Other 134,430 0 .4
334,320 1 .0
CONSUMER SERVICES
213,099 (a) Booking Holdings, Inc 755,909 2 .2
82,874 (a) Chipotle Mexican Grill, Inc (Class A) 189,529 0 .6
3,896,130 Las Vegas Sands Corp 191,729 0 .6
2,523,719 Starbucks Corp 242,302 0 .7
Other 259,083 0 .7
1,638,552 4 .8
CONSUMER STAPLES DISTRIBUTION & RETAIL
1,258,122 Costco Wholesale Corp 830,461 2 .4
830,461 2 .4
ENERGY
1,677,809 EOG Resources, Inc 202,931 0 .6
Other 211,088 0 .6
414,019 1 .2
FINANCIAL SERVICES
1,587,471 iShares Russell 1000 Growth
Index Fund
481,273 1 .4
2,113,677 Mastercard, Inc (Class A) 901,504 2 .6
3,317,001 (a) PayPal Holdings, Inc 203,697 0 .6
2,349,075 Visa, Inc (Class A) 611,582 1 .8
Other 450,014 1 .4
2,648,070 7 .8
FOOD, BEVERAGE & TOBACCO
7,480,013 (a) Monster Beverage Corp 430,924 1 .3
Other 73,828 0 .2
504,752 1 .5
Shares Description
1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
3,531,834 (a) DexCom, Inc $ 438,265 1 .3%
312,690 Elevance Health, Inc 147,452 0 .4
1,284,007 (a) Intuitive Surgical, Inc 433,173 1 .3
1,071,375 UnitedHealth Group, Inc 564,047 1 .6
Other 270,553 0 .8
1,853,490 5 .4
HOUSEHOLD & PERSONAL PRODUCTS 245,208 0 .7
MATERIALS
4,108,112 Corteva, Inc 196,861 0 .6
811,770 Linde plc 333,402 1 .0
530,263 1 .6
MEDIA & ENTERTAINMENT
5,955,380 (a) Alphabet, Inc 839,292 2 .5
5,432,383 (a) Alphabet, Inc (Class A) 758,849 2 .2
4,903,145 (a) Meta Platforms, Inc 1,735,517 5 .1
Other 167,412 0 .5
3,501,070 10 .3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
668,754 Amgen, Inc 192,615 0 .6
1,105,310 Eli Lilly & Co 644,307 1 .9
2,987,604 Novo Nordisk A.S. 309,609 0 .9
2,201,237 Novo Nordisk A.S. (ADR) 227,718 0 .7
1,802,353 Zoetis, Inc 355,731 1 .0
Other 248,330 0 .7
1,978,310 5 .8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,035,051 Applied Materials, Inc 329,821 1 .0
994,810 Broadcom, Inc 1,110,457 3 .3
7,789,123 Intel Corp 391,403 1 .1
209,465 Lam Research Corp 164,065 0 .5
4,146,609 Nvidia Corp 2,053,484 6 .0
Other 48,812 0 .1
4,098,042 12 .0
SOFTWARE & SERVICES
725,797 (a) Atlassian Corp Ltd 172,638 0 .5
942,947 Intuit, Inc 589,370 1 .7
10,548,017 Microsoft Corp 3,966,476 11 .6
1,908,018 (a) Palo Alto Networks, Inc 562,636 1 .7
302,158 Roper Industries, Inc 164,728 0 .5
2,690,980 (a) Salesforce, Inc 708,105 2 .1
672,313 (a) ServiceNow, Inc 474,982 1 .4
878,045 (a) Synopsys, Inc 452,114 1 .3
1,267,772 (a) Workday, Inc 349,981 1 .0
Other 458,092 1 .4
7,899,122 23 .2
TECHNOLOGY HARDWARE & EQUIPMENT
12,399,911 Apple, Inc 2,387,355 7 .0
Other 115,081 0 .4
2,502,436 7 .4
TRANSPORTATION
6,872,131 (a) Uber Technologies, Inc 423,117 1 .2
Other 27,132 0 .1
450,249 1 .3
TOTAL COMMON STOCKS
(Cost $25,722,894) 34,012,527 99 .8
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $25,722,894) 34,012,527 99 .8
a a a a

See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 11,849 0 .0%
REPURCHASE AGREEMENT 26,190 0 .1
TREASURY DEBT 1,984 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,028) 40,023 0 .1
a a a a
TOTAL PORTFOLIO
(Cost $25,762,922) 34,052,550 99 .9
OTHER ASSETS & LIABILITIES, NET 26,364 0 .1
NET ASSETS $ 34,078,914 100 .0%
ADR American Depositary Receipt
(a) Non-income producing

CREF Equity Index Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,339,405 (a) Tesla, Inc $ 332,815 1.5%
Other 104,762 0.4
437,577 1.9
BANKS
3,360,122 Bank of America Corp 113,135 0.5
1,397,879 JPMorgan Chase & Co 237,779 1.1
1,775,910 Wells Fargo & Co 87,410 0.4
Other 381,599 1.6
819,923 3.6
CAPITAL GOODS 1,475,924 6.5
COMMERCIAL & PROFESSIONAL SERVICES 378,273 1.7
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,372,462 (a) Amazon.com, Inc 664,352 3.0
484,155 Home Depot, Inc 167,784 0.8
Other 370,588 1.5
1,202,724 5 .3
CONSUMER DURABLES & APPAREL 278,267 1.2
CONSUMER SERVICES
353,349 McDonald's Corp 104,772 0.5
Other 433,742 1.9
538,514 2.4
CONSUMER STAPLES DISTRIBUTION & RETAIL
215,067 Costco Wholesale Corp 141,961 0.6
692,375 Walmart, Inc 109,153 0.5
Other 134,313 0.6
385,427 1.7
ENERGY
834,385 Chevron Corp 124,457 0.6
1,964,406 Exxon Mobil Corp 196,401 0.9
Other 581,876 2.5
902,734 4.0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 630,294 2.8
FINANCIAL SERVICES
887,212 (a) Berkshire Hathaway, Inc 316,433 1.4
401,790 Mastercard, Inc (Class A) 171,367 0.8
772,433 Visa, Inc (Class A) 201,103 0.9
Other 1,085,044 4.7
1,773,947 7.8
FOOD, BEVERAGE & TOBACCO
1,884,867 Coca-Cola Co 111,075 0.5
668,436 PepsiCo, Inc 113,527 0.5
Other 384,333 1.7
608,935 2.7
HEALTH CARE EQUIPMENT & SERVICES
844,370 Abbott Laboratories 92,940 0.4
451,059 UnitedHealth Group, Inc 237,469 1.1
Other 856,935 3.7
1,187,344 5.2
Shares Description
1 1
Value
(000)
% of net
assets
HOUSEHOLD & PERSONAL PRODUCTS
1,139,564 Procter & Gamble Co $ 166,992 0.7%
Other 125,271 0.6
292,263 1.3
INSURANCE 487,650 2.2
MATERIALS
234,686 Linde plc 96,388 0.4
Other 514,976 2.3
611,364 2.7
MEDIA & ENTERTAINMENT
2,434,693 (a) Alphabet, Inc 343,121 1.5
2,882,461 (a) Alphabet, Inc (Class A) 402,651 1.8
1,931,821 Comcast Corp (Class A) 84,710 0.4
1,073,033 (a) Meta Platforms, Inc 379,811 1.7
209,132 (a) NetFlix, Inc 101,822 0.5
892,993 Walt Disney Co 80,628 0.3
Other 202,274 0.8
1,595,017 7.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
854,510 AbbVie, Inc 132,423 0.6
260,083 Amgen, Inc 74,909 0.4
319,176 Danaher Corp 73,838 0.3
410,677 Eli Lilly & Co 239,392 1.1
1,169,979 Johnson & Johnson 183,383 0.8
1,235,268 Merck & Co, Inc 134,669 0.6
2,778,747 Pfizer, Inc 80,000 0.4
187,118 Thermo Fisher Scientific, Inc 99,320 0.4
Other 634,084 2.7
1,652,018 7.3
REAL ESTATE MANAGEMENT & DEVELOPMENT 33,876 0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
775,455 (a) Advanced Micro Devices, Inc 114,310 0.5
209,692 Broadcom, Inc 234,069 1.0
2,043,076 Intel Corp 102,665 0.5
1,152,698 Nvidia Corp 570,839 2.5
540,958 QUALCOMM, Inc 78,239 0.4
439,071 Texas Instruments, Inc 74,844 0.3
Other 434,102 1.9
1,609,068 7.1
SOFTWARE & SERVICES
306,399 Accenture plc 107,518 0.5
222,761 (a) Adobe, Inc 132,899 0.6
132,443 Intuit, Inc 82,781 0.4
3,610,786 Microsoft Corp 1,357,800 6.0
745,930 Oracle Corp 78,643 0.4
460,027 (a) Salesforce, Inc 121,051 0.5
Other 873,496 3.8
2,754,188 12.2
TECHNOLOGY HARDWARE & EQUIPMENT
7,153,900 Apple, Inc 1,377,340 6.1
1,963,992 Cisco Systems, Inc 99,221 0.5
Other 288,470 1.2
1,765,031 7.8
TELECOMMUNICATION SERVICES
2,052,315 Verizon Communications, Inc 77,372 0.3
Other 110,963 0.5
188,335 0.8

See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/23, the aggregate value of securities on loan is $111,668,834.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
TRANSPORTATION $ 400,731 1.8%
UTILITIES 512,325 2.3
TOTAL COMMON STOCKS
(Cost $7,520,458) 22,521,749 99.4
a a a a
RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57 0.0
TOTAL RIGHTS/WARRANTS
(Cost $0) 57 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,520,458) 22,521,806 99.4
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 30,194 0.1
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 89,300,000 (b) 5.320%, 01/02/24 89,300 0.4
89,300 0.4
TREASURY DEBT 14,381 0.1
TOTAL SHORT-TERM INVESTMENTS
(Cost $133,887) 133,875 0.6
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
64,603,387 (c) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.360% 64,603 0.3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $64,603) 64,603 0.3
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,718,948) 22,720,284 100.3
OTHER ASSETS & LIABILITIES, NET (67,094) (0.3)
NET ASSETS $ 22,653,190 100.0%
(a) Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $89,352,786 on 1/2/24, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 6/15/26, valued at $91,086,094.
(c) Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 456 03/15/24  $ 109,415 $ 109,896 $ 481

CREF Core Bond Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS $ 382 0 .0%
CAPITAL GOODS 6,175 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 2,170 0 .0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 533 0 .0
CONSUMER DURABLES & APPAREL 539 0 .0
CONSUMER SERVICES 5,073 0 .1
ENERGY 1,051 0 .0
FINANCIAL SERVICES 3,791 0 .0
FOOD, BEVERAGE & TOBACCO 657 0 .0
HEALTH CARE EQUIPMENT & SERVICES 4,086 0 .1
MATERIALS 3,011 0 .0
MEDIA & ENTERTAINMENT 3,578 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 563 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 566 0 .0
SOFTWARE & SERVICES 5,516 0 .1
TELECOMMUNICATION SERVICES 1,940 0 .0
TRANSPORTATION 888 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $41,691) 40,519 0 .4
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 89,664 0 .8
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 48,196 0 .4
39,000,000 5.288%, 04/25/34 39,090 0 .4
39,150,000 5.872%, 09/15/34 40,981 0 .4
Citigroup, Inc
36,375,000 3.200%, 10/21/26 34,685 0 .3
39,225,000 (a) 6.270%, 11/17/33 41,971 0 .4
JPMorgan Chase & Co
31,125,000 2.301%, 10/15/25 30,329 0 .3
119,200,000 1.953%-6.254%, 06/15/26-N/A(b) 114,029 1 .0
EUR 600,000 1.638%, 05/18/28 625 0 .0
Other 366,434 3 .4
716,340 6 .6
CAPITAL GOODS 118,609 1 .1
COMMERCIAL & PROFESSIONAL SERVICES 11,341 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 48,914 0 .4
CONSUMER DURABLES & APPAREL 635 0 .0
CONSUMER SERVICES 49,943 0 .5
CONSUMER STAPLES DISTRIBUTION & RETAIL 25,983 0 .2
ENERGY 270,424 2 .5
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
SBA Tower Trust
42,100,000 (c) 1.840%, 04/15/27 37,261 0 .4
Other 210,036 1 .9
247,297 2 .3
Principal Description
1 1
Value
(000)
% of net
assets
FINANCIAL SERVICES
Morgan Stanley
$ 31,425,000 3.125%, 07/27/26 $ 30,091 0 .3%
Other 220,235 2 .0
250,326 2 .3
FOOD, BEVERAGE & TOBACCO 128,219 1 .2
HEALTH CARE EQUIPMENT & SERVICES 151,369 1 .4
HOUSEHOLD & PERSONAL PRODUCTS 11,701 0 .1
INSURANCE 149,349 1 .4
MATERIALS 85,805 0 .8
MEDIA & ENTERTAINMENT 128,258 1 .2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
Pfizer Investment Enterprises
Pte Ltd
31,850,000 5.300%, 05/19/53 32,515 0 .3
Other 91,957 0 .9
124,472 1 .2
REAL ESTATE MANAGEMENT & DEVELOPMENT 182 0 .0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,735 0 .6
SOFTWARE & SERVICES 83,972 0 .8
TECHNOLOGY HARDWARE & EQUIPMENT 41,634 0 .4
TELECOMMUNICATION SERVICES
AT&T, Inc
42,943,000 2.550%, 12/01/33 34,999 0 .3
Verizon Communications, Inc
38,051,000 2.355%, 03/15/32 31,650 0 .3
Other 157,133 1 .5
223,782 2 .1
TRANSPORTATION 45,191 0 .4
UTILITIES 333,993 3 .1
5,742,095,337
TOTAL CORPORATE BONDS
(Cost $3,705,538) 3,397,138 31 .5
GOVERNMENT BONDS
AGENCY SECURITIES 23,819 0 .2
FOREIGN GOVERNMENT BONDS 393,533 3 .7
MORTGAGE BACKED
Federal Home Loan Mortgage Corp
(FHLMC)
30,635,509 6.000%, 11/01/52 31,176 0 .3
352,147,580 (d) 0.467%-5.500%, 03/15/44-
08/01/53, 30 D AVG SOFR +
5.806%-30 D AVG SOFR + 9.737% 283,405 2 .6
Federal National Mortgage
Association (FNMA)
64,867,378 2.000%, 04/01/51 53,257 0 .5
44,800,904 3.000%, 04/01/52 39,947 0 .4
41,878,546 4.000%, 05/01/52 39,614 0 .4
47,694,896 3.500%, 06/01/52 43,900 0 .4
37,333,747 3.500%, 06/01/52 34,254 0 .3
53,942,271 4.000%, 07/01/52 51,056 0 .5
50,540,046 5.000%, 08/01/52 50,065 0 .5
90,424,991 4.000%, 09/01/52 85,530 0 .8
107,955,423 4.500%, 09/01/52 104,680 1 .0
60,499,152 4.000%, 10/01/52 57,222 0 .5
60,310,442 4.500%, 10/01/52 58,480 0 .5
77,332,794 4.500%, 11/01/52 74,986 0 .7

See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 66,637,758 5.000%, 02/01/53 $ 65,925 0 .6%
58,219,823 5.500%, 02/01/53 58,475 0 .5
35,053,861 5.500%, 06/01/53 35,196 0 .3
697,825,440 0.498%-9.000%,
07/01/24-08/01/53 585,218 5 .5
Government National Mortgage
Association (GNMA)
44,525,022 3.000%, 05/20/52 40,298 0 .4
265,429,271 0.628%-6.500%,
10/15/33-08/20/53 198,164 1 .8
JP Morgan Mortgage Trust
342,505,787 (c),(d) 0.111%-5.500%,
05/25/47-06/25/53 108,158 1 .0
Structured Agency Credit Risk Debt
Note (STACR)
31,100,000 (c),(d) 9.837%, 06/25/42, 30 D AVG
SOFR + 4.500% 33,551 0 .3
105,055,073 (c),(d) 3.787%-10.137%, 10/25/41-
10/25/50, 30 D AVG SOFR +
1.500%-30 D AVG SOFR + 5.650% 109,500 1 .0
Other 194,056 1 .8
2,436,113 22 .6
MUNICIPAL BONDS 308,472 2 .9
U.S. TREASURY SECURITIES
United States Treasury Bond
41,710,000 2.875%, 08/15/45 33,632 0 .3
52,140,000 2.500%, 05/15/46 39,038 0 .4
51,995,000 3.000%, 08/15/48 42,323 0 .4
159,975,000 2.750%-4.750%,
02/15/37-11/15/48 141,522 1 .3
United States Treasury Note
78,890,000 3.875%, 03/31/25 78,197 0 .7
177,485,000 4.000%, 02/15/26 176,674 1 .6
34,165,000 4.500%, 07/15/26 34,483 0 .3
255,364,000 3.500%, 04/30/28 251,304 2 .3
351,163,000 4.375%, 11/30/28 359,339 3 .3
116,445,000 3.500%, 04/30/30 113,811 1 .1
184,286,000 4.500%, 11/15/33 193,471 1 .8
85,325,800 2.375%, 02/15/42 65,468 0 .6
91,758,000 3.375%, 08/15/42 81,819 0 .8
54,100,000 3.875%, 02/15/43 51,581 0 .5
49,620,000 3.875%, 05/15/43 47,302 0 .4
256,002,000 2.250%, 02/15/52 177,460 1 .7
44,786,000 3.625%, 02/15/53 41,357 0 .4
91,958,000 4.125%, 08/15/53 92,949 0 .9
130,538,500 0.250%-5.000%,
09/30/25-11/15/43 121,046 1 .1
2,142,776 19 .9
80,036,099,362
TOTAL GOVERNMENT BONDS
(Cost $5,592,025) 5,304,713 49 .3
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
36,750,000 (c) 2.045%, 11/20/51 33,397 0 .3
Santander Drive Auto Receivables
Trust
Series - 2021 4 (Class D)
34,000,000 1.670%, 10/15/27 32,146 0 .3
Other 555,584 5 .2
621,127 5 .8
Principal Description
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED
Connecticut Avenue Securities Trust
Series - 2022 R06 (Class 1M2)
$ 30,200,000 (c),(d) 9.187%, 05/25/42, 30 D AVG
SOFR + 3.850% $ 31,805 0 .3%
GS Mortgage-Backed Securities
Trust
110,667,227 (c),(d) 2.500%-3.630%,
05/25/50-02/25/53 90,515 0 .8
Other 978,778 9 .1
1,101,098 10 .2
2,123,449,163
TOTAL STRUCTURED ASSETS
(Cost $1,896,558) 1,722,225 16 .0
Shares
PREFERRED STOCKS
FINANCIAL SERVICES 4,552 0 .0
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,552 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $11,240,160) 10,469,147 97 .2
a a a a
Principal
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 5,471 0 .1
GOVERNMENT AGENCY DEBT 20,468 0 .2
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
91,140,000 (e) 5.320%, 01/02/24 91,140 0 .8
91,140 0 .8
TREASURY DEBT 14,381 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $131,486) 131,460 1 .2
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
29,377,392 (f) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.360% 29,377 0 .3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $29,377) 29,377 0 .3
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $11,401,023) 10,629,984 98 .7
OTHER ASSETS & LIABILITIES, NET 138,670 1 .3
NET ASSETS $ 10,768,654 100 .0%
AVG Average
D Day
EUR Euro
SOFR Secure Overnight Financing Rate

Summary Portfolio of Investments
(continued)
CREF Core Bond Account December 31, 2023
44
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$87,583,692.
(b) Perpetual security
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $91,193,874 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
0.125%–4.500% and maturity dates 7/15/26–10/15/28, valued at $92,962,840.
(f) Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,410 03/28/24  $ 258,379 $ 262,144 $ 3,765
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 2,430 JPY 345,252 Australia and New Zealand Banking Group Limited 01/16/24   $ (24)
$ 2,121 NZD 3,512 Australia and New Zealand Banking Group Limited 01/16/24 (100)
Total   $ (124)
$ 199 EUR 186 Bank of America 01/16/24   $ (6)
$ 328 EUR 299 Bank of America 01/16/24 (2)
$ 1,418 EUR 1,293 Bank of America 01/16/24 (10)
$ 668 RON 3,108 Bank of America 01/16/24 (22)
Total   $ (40)
$ 365 COP 1,460,664 Citibank N.A. 01/17/24   $ (11)
$ 954 CZK 21,995 Citibank N.A. 01/16/24 (29)
$ 469 GBP 386 Citibank N.A. 01/16/24 (23)
$ 828 JPY 117,081 Citibank N.A. 01/16/24 (5)
$ 788 THB 28,312 Citibank N.A. 01/17/24 (43)
Total   $ (111)
$ 974 JPY 143,152 Goldman Sachs 01/16/24   $ (44)
$ 970 JPY 141,822 Goldman Sachs 01/16/24 (38)
$ 182 MXN 3,206 Goldman Sachs 01/16/24 (7)
Total   $ (89)
$ 3,016 EUR 2,834 JPMorgan Chase Bank 01/16/24   $ (115)
$ 9,476 CAD 12,867 Morgan Stanley 01/16/24   $ (238)
$ 1,527 EUR 1,447 Morgan Stanley 01/16/24 (72)
$ 591 EUR 552 Morgan Stanley 01/16/24 (18)
$ 542 EUR 498 Morgan Stanley 01/16/24 (8)
$ 2,326 EUR 2,130 Morgan Stanley 01/16/24 (28)
$ 98 EUR 90 Morgan Stanley 01/16/24 (1)
$ 2,494 EUR 2,253 Morgan Stanley 01/16/24 6
$ 17,103 GBP 13,935 Morgan Stanley 01/16/24 (660)
$ 1,235 GBP 968 Morgan Stanley 01/16/24 1
$ 960 HUF 341,245 Morgan Stanley 01/16/24 (21)
$ 1,560 IDR 24,528,795 Morgan Stanley 01/17/24 (34)
$ 705 MXN 12,555 Morgan Stanley 01/17/24 (32)
$ 245 PLN 980 Morgan Stanley 01/16/24 (4)
EUR 2,077 $ 2,309 Morgan Stanley 01/16/24 (15)
$ 359 ZAR 6,758 Morgan Stanley 01/16/24 (10)
Total   $ (1,134)
$ 5,001 AUD 7,755 Standard Chartered Bank 01/16/24   $ (286)
$ 1,229 JPY 183,549 Standard Chartered Bank 01/16/24 (77)
$ 589 JPY 87,840 Standard Chartered Bank 01/16/24 (36)
$ 203 PEN 778 Standard Chartered Bank 01/17/24 (7)
EUR 193 $ 206 Standard Chartered Bank 01/16/24 7
Total   $ (399)

See Notes to Financial Statements
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 24,220 CNY 174,863 Toronto Dominion Bank 03/15/24   $ (532)
$ 4,779 EUR 4,315 Toronto Dominion Bank 01/16/24 12
$ 76,686 EUR 72,014 Toronto Dominion Bank 01/16/24 (2,867)
$ 2,126 EUR 1,969 Toronto Dominion Bank 01/16/24 (49)
$ 22,874 JPY 3,347,637 Toronto Dominion Bank 01/16/24 (929)
$ 7,428 KRW 9,812,004 Toronto Dominion Bank 01/17/24 (149)
$ 425 MXN 7,487 Toronto Dominion Bank 01/16/24 (15)
$ 2,081 NOK 22,428 Toronto Dominion Bank 01/16/24 (128)
EUR 82 $ 90 Toronto Dominion Bank 01/16/24 1
Total   $ (4,656)
Total   $ (6,668)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS41V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $ 450,000 $ (8,879) $ (6,208) $ (2,671)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 148,500 (8,910) (1,161) (7,749)
Total $ (17,789) $ (7,369) $ (10,420)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 7,070 0 .1%
CONSUMER DURABLES & APPAREL 1,367 0 .0
CONSUMER SERVICES 5,411 0 .1
FINANCIAL SERVICES 1,779 0 .0
HEALTH CARE EQUIPMENT & SERVICES 2,991 0 .0
MEDIA & ENTERTAINMENT 1,303 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,783 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^ 0 .0
SOFTWARE & SERVICES 4,777 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 334 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $30,602) 30,815 0 .4
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 3,223 0 .0
BANKS 7,683 0 .1
CAPITAL GOODS 8,678 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 5,027 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,326 0 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,547 0 .1
ENERGY
Occidental Petroleum Corp
$ 10,000,000 8.875%, 07/15/30 11,702 0 .2
Other 43,312 0 .6
55,014 0 .8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,075 0 .0
FINANCIAL SERVICES 4,007 0 .1
FOOD, BEVERAGE & TOBACCO 4,661 0 .1
HEALTH CARE EQUIPMENT & SERVICES
Montefiore Medical Center
13,510,000 2.895%, 04/20/32 11,503 0 .2
11,503 0 .2
MATERIALS 25,490 0 .4
MEDIA & ENTERTAINMENT 7,599 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,044 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,232 0 .1
SOFTWARE & SERVICES 473 0 .0
TECHNOLOGY HARDWARE & EQUIPMENT 2,850 0 .0
TELECOMMUNICATION SERVICES 10,374 0 .1
TRANSPORTATION 9,959 0 .1
UTILITIES 6,621 0 .1
191,349,737
TOTAL CORPORATE BONDS
(Cost $189,640) 183,386 2 .6
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS 6,555 0 .1
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED
Government National Mortgage
Association (GNMA)
$ 16,530,382 3.600%, 09/15/31 $ 16,365 0 .2%
33,769,771 1.730%, 07/15/37 28,355 0 .4
22,291,802 1.650%, 07/15/42 18,030 0 .3
24,603,659 2.750%, 01/15/45 21,269 0 .3
Structured Agency Credit Risk Debt
Note (STACR)
9,465,000 (a),(b) 6.837%, 10/25/41, 30 D AVG
SOFR + 1.500% 9,394 0 .1
20,000,000 (a),(b) 8.687%, 05/25/42, 30 D AVG
SOFR + 3.350% 20,838 0 .3
Other 57,823 0 .9
172,074 2 .5
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
52,761,540 (c) 0.500%, 04/15/24 52,096 0 .7
45,416,739 (c),(d) 0.125%, 07/15/24 44,638 0 .6
62,358,920 (c) 0.125%, 10/15/24 61,000 0 .9
224,728,730 (c) 0.250%, 01/15/25 218,129 3 .1
125,701,975 (c) 2.375%, 01/15/25 124,715 1 .8
192,966,300 (c) 0.125%, 04/15/25 186,072 2 .7
201,100,100 (c) 0.375%, 07/15/25 194,831 2 .8
304,152,570 (c) 0.125%, 10/15/25 292,454 4 .2
225,341,047 (c) 0.625%, 01/15/26 217,412 3 .1
71,812,089 (c) 2.000%, 01/15/26 71,247 1 .0
204,842,466 (c) 0.125%, 04/15/26 194,969 2 .8
179,701,200 (c) 0.125%, 07/15/26 171,218 2 .4
314,437,301 (c) 0.125%, 10/15/26 298,572 4 .3
240,092,450 (c) 0.375%, 01/15/27 228,145 3 .3
126,570,413 (c) 2.375%, 01/15/27 127,688 1 .8
135,777,866 (c) 0.125%, 04/15/27 127,577 1 .8
170,427,835 (c) 0.375%, 07/15/27 161,932 2 .3
151,641,440 (c) 1.625%, 10/15/27 150,481 2 .2
240,112,950 (c) 0.500%, 01/15/28 227,191 3 .3
253,193,536 (c) 1.750%, 01/15/28 251,613 3 .6
142,478,064 (c) 1.250%, 04/15/28 138,756 2 .0
135,109,437 (c) 3.625%, 04/15/28 144,724 2 .1
130,048,892 (c) 0.750%, 07/15/28 124,447 1 .8
31,742,516 (c) 2.375%, 10/15/28 32,690 0 .5
261,977,500 (c) 0.875%, 01/15/29 250,689 3 .6
168,956,595 (c) 2.500%, 01/15/29 174,641 2 .5
28,242,142 (c) 3.875%, 04/15/29 31,128 0 .4
224,927,340 (c) 0.250%, 07/15/29 207,849 3 .0
271,221,048 (c) 0.125%, 01/15/30 245,797 3 .5
147,002,450 (c) 0.125%, 07/15/30 132,787 1 .9
187,926,870 (c) 0.125%, 01/15/31 167,719 2 .4
270,297,455 (c) 0.125%, 07/15/31 240,264 3 .4
104,536,315 (c) 0.125%, 01/15/32 91,798 1 .3
72,108,608 (c) 3.375%, 04/15/32 80,660 1 .2
254,624,528 (c) 0.625%, 07/15/32 232,580 3 .3
391,391,633 (c) 1.125%, 01/15/33 370,216 5 .3
218,719,654 (c) 1.375%, 07/15/33 212,031 3 .0
United States Treasury Note
23,200,000 3.875%, 08/15/33 23,171 0 .3
20,000,000 4.500%, 11/15/33 20,997 0 .3
6,324,924 90 .5
6,800,781,505
TOTAL GOVERNMENT BONDS
(Cost $6,845,376) 6,503,553 93 .1
STRUCTURED ASSETS
ASSET BACKED 35,127 0 .5

See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/23, the aggregate value of securities on loan is $5,545,405.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
$ 22,089,527 (a),(b) 6.674%, 10/15/38, SOFR 1 M +
1.312% $ 21,593 0 .3%
Connecticut Avenue Securities Trust
Series - 2023 R01 (Class 1M2)
10,855,000 (a),(b) 9.087%, 12/25/42, 30 D AVG
SOFR + 3.750% 11,490 0 .2
Other 152,433 2 .2
185,516 2 .7
235,651,696
TOTAL STRUCTURED ASSETS
(Cost $232,698) 220,643 3 .2
Shares
COMMON STOCKS
FINANCIAL SERVICES
475,737 Invesco Senior Loan ETF 10,076 0 .2
10,076 0 .2
TOTAL COMMON STOCKS
(Cost $10,002) 10,076 0 .2
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,308,318) 6,948,473 99 .5
a a a a
Principal
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 7,110 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,110) 7,110 0 .1
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
5,771,582 (e) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.360% 5,772 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $5,772) 5,772 0 .1
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,321,200) 6,961,355 99 .7
OTHER ASSETS & LIABILITIES, NET 24,031 0 .3
NET ASSETS $ 6,985,386 100 .0%
AVG Average
D Day
ETF Exchange Traded Fund
M Month
SOFR Secure Overnight Financing Rate
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e) Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,174 03/19/24  $ 128,271 $ 132,533 $ 4,262
U.S. Treasury 2-Year Note 267 03/28/24 54,437 54,979 542
U.S. Treasury 5-Year Note 982 03/28/24 104,470 106,816 2,346
Total 2,423   $ 287,178  $ 294,328  $ 7,150

CREF Social Choice Account December 31, 2023
Summary Portfolio of Investments

See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 99 0 .0%
COMMERCIAL & PROFESSIONAL SERVICES 14,527 0 .1
UTILITIES 15,358 0 .1
TOTAL BANK LOAN OBLIGATIONS
(Cost $31,119) 29,984 0 .2
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 33,724 0 .2
BANKS 368,398 1 .7
CAPITAL GOODS 33,880 0 .2
COMMERCIAL & PROFESSIONAL SERVICES 42,705 0 .2
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 26,611 0 .1
CONSUMER SERVICES 73,010 0 .3
CONSUMER STAPLES DISTRIBUTION & RETAIL 43,128 0 .2
ENERGY 173,578 0 .8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 51,320 0 .2
FINANCIAL SERVICES 293,936 1 .4
FOOD, BEVERAGE & TOBACCO 59,212 0 .3
HEALTH CARE EQUIPMENT & SERVICES 23,340 0 .1
HOUSEHOLD & PERSONAL PRODUCTS 67,334 0 .3
INSURANCE 46,140 0 .2
MATERIALS 135,720 0 .6
MEDIA & ENTERTAINMENT 11,318 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 107,419 0 .5
REAL ESTATE MANAGEMENT & DEVELOPMENT 16,434 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,260 0 .2
TECHNOLOGY HARDWARE & EQUIPMENT 13,698 0 .1
TELECOMMUNICATION SERVICES 16,928 0 .1
TRANSPORTATION 13,796 0 .1
UTILITIES 687,130 3 .2
$ 2,599,045,582
TOTAL CORPORATE BONDS
(Cost $2,558,993) 2,375,019 11 .1
GOVERNMENT BONDS
AGENCY SECURITIES 157,864 0 .7
FOREIGN GOVERNMENT BONDS 739,391 3 .5
MORTGAGE BACKED
Federal Home Loan Mortgage Corp
(FHLMC)
256,233,222 0.467%-6.000%,
12/01/31-08/01/53 220,478 1 .0
Federal National Mortgage
Association (FNMA)
199,125,966 4.500%, 09/01/52 193,084 0 .9
95,973,349 4.000%, 10/01/52 90,775 0 .4
75,041,586 5.000%, 10/01/52 74,336 0 .4
975,955,592 0.498%-8.000%,
07/01/24-10/01/53 895,907 4 .3
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
Government National Mortgage
Association (GNMA)
$ 470,981,693 0.628%-6.500%,
08/15/25-08/20/53 $ 405,738 1 .8%
Other 225,427 1 .1
2,105,745 9 .9
MUNICIPAL BONDS 364,884 1 .7
U.S. TREASURY SECURITIES
United States Treasury Note
181,716,000 4.875%, 11/30/25 183,597 0 .9
153,371,000 4.375%, 12/15/26 154,869 0 .7
147,412,000 4.375%, 11/30/28 150,844 0 .7
272,946,000 4.375%, 11/30/30 280,665 1 .3
328,659,000 4.500%, 11/15/33 345,041 1 .6
232,705,800 (a) 2.375%, 02/15/42 178,547 0 .8
171,215,000 4.750%, 11/15/43 183,655 0 .9
269,378,000 4.125%, 08/15/53 272,282 1 .3
Other 157,934 0 .7
1,907,434 8 .9
5,814,230,560
TOTAL GOVERNMENT BONDS
(Cost $5,399,440) 5,275,318 24 .7
STRUCTURED ASSETS
ASSET BACKED 277,927 1 .3
OTHER MORTGAGE BACKED 540,968 2 .5
1,286,641,153
TOTAL STRUCTURED ASSETS
(Cost $916,970) 818,895 3 .8
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
701,322 (b) Tesla, Inc 174,264 0 .8
Other 163,721 0 .8
337,985 1 .6
BANKS
533,054 JPMorgan Chase & Co 90,672 0 .4
Other 563,473 2 .7
654,145 3 .1
CAPITAL GOODS
248,980 Caterpillar, Inc 73,616 0 .4
Other 878,976 4 .1
952,592 4 .5
COMMERCIAL & PROFESSIONAL SERVICES 297,986 1 .4
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
318,599 Home Depot, Inc 110,410 0 .5
Other 270,090 1 .3
380,500 1 .8
CONSUMER DURABLES & APPAREL 236,095 1 .1
CONSUMER SERVICES
19,555 (b) Booking Holdings, Inc 69,366 0 .3
254,952 McDonald's Corp 75,596 0 .4
Other 235,348 1 .1
380,310 1 .8
CONSUMER STAPLES DISTRIBUTION & RETAIL 180,082 0 .8

See Notes to Financial Statements
Shares Description
1 1
Value
(000)
% of net
assets
ENERGY
519,057 Chevron Corp $ 77,423 0 .4%
586,582 ConocoPhillips 68,085 0 .3
Other 467,954 2 .2
613,462 2 .9
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 297,743 1 .4
FINANCIAL SERVICES
176,090 Goldman Sachs Group, Inc 67,930 0 .3
263,482 Mastercard, Inc (Class A) 112,378 0 .5
162,770 S&P Global, Inc 71,703 0 .3
466,191 Visa, Inc (Class A) 121,373 0 .6
Other 612,365 2 .9
985,749 4 .6
FOOD, BEVERAGE & TOBACCO
1,431,481 Coca-Cola Co 84,357 0 .4
662,981 Nestle S.A. 76,853 0 .4
502,278 PepsiCo, Inc 85,307 0 .4
Other 197,289 0 .9
443,806 2 .1
HEALTH CARE EQUIPMENT & SERVICES
203,423 UnitedHealth Group, Inc 107,096 0 .5
Other 432,450 2 .0
539,546 2 .5
HOUSEHOLD & PERSONAL PRODUCTS
721,397 Procter & Gamble Co 105,713 0 .5
Other 111,739 0 .5
217,452 1 .0
INSURANCE 431,802 2 .0
MATERIALS
198,373 Linde plc 81,474 0 .4
Other 496,191 2 .3
577,665 2 .7
MEDIA & ENTERTAINMENT
1,628,593 Comcast Corp (Class A) 71,414 0 .3
173,601 (b) NetFlix, Inc 84,523 0 .4
767,265 Walt Disney Co 69,276 0 .3
Other 206,152 1 .0
431,365 2 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
247,644 Amgen, Inc 71,326 0 .3
293,230 Danaher Corp 67,836 0 .3
232,585 Eli Lilly & Co 135,579 0 .6
878,157 Merck & Co, Inc 95,737 0 .5
806,268 Novo Nordisk A.S. 83,555 0 .4
Other 588,120 2 .8
1,042,153 4 .9
REAL ESTATE MANAGEMENT & DEVELOPMENT 55,764 0 .3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
435,008 Applied Materials, Inc 70,502 0 .3
100,192 ASML Holding NV 75,634 0 .4
1,699,605 Intel Corp 85,405 0 .4
546,718 Nvidia Corp 270,746 1 .3
424,461 Texas Instruments, Inc 72,353 0 .3
Other 257,346 1 .2
831,986 3 .9
Shares Description
1 1
Value
(000)
% of net
assets
SOFTWARE & SERVICES
158,918 (b) Adobe, Inc $ 94,811 0 .4%
441,289 International Business Machines
Corp
72,173 0 .3
123,684 Intuit, Inc 77,306 0 .4
1,543,010 Microsoft Corp 580,234 2 .7
350,058 (b) Salesforce, Inc 92,114 0 .4
100,712 (b) ServiceNow, Inc 71,152 0 .3
Other 593,345 2 .9
1,581,135 7 .4
TECHNOLOGY HARDWARE & EQUIPMENT 344,479 1 .6
TELECOMMUNICATION SERVICES
1,911,154 Verizon Communications, Inc 72,050 0 .3
Other 113,413 0 .6
185,463 0 .9
TRANSPORTATION 396,646 1 .8
UTILITIES 329,450 1 .5
TOTAL COMMON STOCKS
(Cost $10,041,991) 12,725,361 59 .6
a a a a
PREFERRED STOCKS
INSURANCE 3,568 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 12,866 0 .0
UTILITIES 13,356 0 .1
TOTAL PREFERRED STOCKS
(Cost $51,220) 29,790 0 .1
a a a a
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 134 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $1) 135 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $18,999,734) 21,254,502 99 .5
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 3,196 0 .0
TREASURY DEBT 1,984 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,181) 5,180 0 .0
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
128,409,260 (c) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.360% 128,409 0 .6
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $128,409) 128,409 0 .6
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $19,133,324) 21,388,091 100 .1
OTHER ASSETS & LIABILITIES, NET (16,087) ( 0 .1 )
NET ASSETS $ 21,372,004 100 .0%

Summary Portfolio of Investments
(continued)
CREF Social Choice Account December 31, 2023
50
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/23, the aggregate value of securities on loan is $175,284,126.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(a) All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
(b) Non-income producing
(c) Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,018 EUR 5,653 JPMorgan Chase Bank 01/16/24   $ (227)
EUR Euro

See Notes to Financial Statements
CREF Money Market Account December 31, 2023
Summary Portfolio of Investments
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Agricultural Mortgage Corp
(FAMC)
$ 40,000,000 0.000%, 01/24/24 $ 39,865 0 .4%
Federal Home Loan Bank (FHLB)
109,000,000 0.000%, 01/31/24 108,520 1 .2
41,975,000 0.000%, 02/08/24 41,762 0 .4
171,000,000 0.001%, 02/15/24 169,884 1 .8
56,000,000 5.160%, 02/16/24 55,972 0 .6
40,500,000 0.000%, 02/23/24 40,185 0 .4
42,000,000 0.000%, 03/06/24 41,616 0 .4
80,225,000 0.000%, 03/27/24 79,218 0 .8
80,000,000 5.450%, 06/11/24 80,000 0 .9
125,365,000 0.000%-5.320%, 01/05/24-04/25/24 124,705 1 .3
Other 6,368 0 .1
788,095 8 .3
REPURCHASE AGREEMENT
Bank of New York Mellon
1,000,000,000 (a) 5.320%, 01/02/24 1,000,000 10 .5
Fixed Income Clearing Corp (FICC)
1,841,038,000 (b) 5.320%, 01/02/24 1,841,038 19 .3
2,841,038 29 .8
TREASURY DEBT
United States Treasury Bill
400,725,000 0.000%, 01/02/24 400,666 4 .2
163,000,000 0.000%, 01/16/24 162,639 1 .7
176,160,000 0.000%, 01/18/24 175,717 1 .8
160,000,000 0.000%, 01/23/24 159,482 1 .7
300,000,000 0.000%, 01/25/24 298,943 3 .1
204,400,000 0.000%, 01/30/24 203,535 2 .1
202,500,000 0.000%, 02/06/24 201,432 2 .1
121,200,000 0.000%, 02/08/24 120,525 1 .3
378,500,000 0.000%, 02/13/24 376,111 3 .9
121,200,000 0.000%, 02/15/24 120,650 1 .3
283,400,000 0.000%, 02/20/24 281,326 3 .0
161,600,000 0.000%, 02/27/24 160,272 1 .7
294,500,000 0.000%, 02/29/24 291,953 3 .1
101,500,000 0.000%, 03/14/24 100,413 1 .1
100,200,000 0.000%, 03/19/24 99,059 1 .0
318,650,000 0.000%, 03/21/24 314,921 3 .3
200,000,000 0.000%, 04/16/24 196,908 2 .1
40,175,000 0.000%, 10/03/24 38,570 0 .4
Other 76,984 0 .8
3,780,106 39 .7
VARIABLE RATE SECURITIES
Federal Home Loan Bank (FHLB)
80,000,000 (c) 5.430%, 01/03/24, SOFR + 0.030% 80,000 0 .8
160,500,000 (c) 5.430%, 01/05/24, SOFR + 0.030% 160,500 1 .7
83,000,000 (c) 5.430%, 01/08/24, SOFR + 0.030% 83,000 0 .9
160,000,000 (c) 5.430%, 01/12/24, SOFR + 0.030% 160,000 1 .7
120,000,000 (c) 5.430%, 01/16/24, SOFR + 0.030% 120,000 1 .3
121,500,000 (c) 5.430%, 01/17/24, SOFR + 0.030% 121,500 1 .3
141,000,000 (c) 5.435%, 01/19/24, SOFR + 0.035% 141,000 1 .5
81,000,000 (c) 5.435%, 01/25/24, SOFR + 0.035% 81,000 0 .9
120,000,000 (c) 5.435%, 01/25/24, SOFR + 0.035% 120,000 1 .3
41,000,000 (c) 5.440%, 01/26/24, SOFR + 0.040% 41,000 0 .4
157,000,000 (c) 5.440%, 01/29/24, SOFR + 0.040% 157,000 1 .6
61,000,000 (c) 5.440%, 02/16/24, SOFR + 0.040% 61,000 0 .6
173,000,000 (c) 5.455%, 02/16/24, SOFR + 0.055% 173,006 1 .8
141,000,000 (c) 5.440%, 02/20/24, SOFR + 0.040% 141,000 1 .5
41,000,000 (c) 5.445%, 02/23/24, SOFR + 0.045% 41,000 0 .4
Principal Description
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES—continued
$ 101,600,000 (c) 5.445%, 02/28/24, SOFR + 0.045% $ 101,600 1 .1%
60,700,000 (c) 5.450%, 03/04/24, SOFR + 0.050% 60,700 0 .6
41,000,000 (c) 5.450%, 03/25/24, SOFR + 0.050% 41,000 0 .4
101,750,000 (c) 5.450%, 03/28/24, SOFR + 0.050% 101,750 1 .1
United States Treasury Floating Rate Note
120,000,000 (c) 5.256%, 04/30/24, US Treasury Bill 3
M - 0.075% 119,947 1 .3
79,000,000 (c) 5.368%, 07/31/24, US Treasury Bill 3
M + 0.037% 78,981 0 .8
Other 97,376 1 .0
2,282,360 24 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,691,599) 9,691,599 101 .8
a a a a
TOTAL PORTFOLIO (Cost $9,691,599) 9,691,599 101 .8
OTHER ASSETS & LIABILITIES, NET (168,499) ( 1 .8 )
NET ASSETS $ 9,523,100 100 .0%
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 5.320% dated 12/29/23 to be repurchased at
$1,000,591,111 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
0.125%–1.250% and maturity dates 6/30/28–1/15/31, valued at $1,014,722,645.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,842,126,258 on 1/2/24, collateralized by Government Agency Securities, with coupon rates 0.875%–4.500% and maturity dates 6/15/26–7/15/26, valued at $1,877,858,843.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2023
(amounts in thousands, except accumulation unit value)
20.1
Stock Account
20.2
Global Equities Account
ASSETS
Long-term investments, at value*† $ 117,618,646 $ 25,532,675
Affiliated investments, at value‡ 156,918 25,503
Short-term investments, at value# 458,147 386,675
Investments purchased with collateral from securities lending, at value (cost approximates value) 631,986 21,000
Cash 1 –
Cash denominated in foreign currencies^ 11,211 8,694
Cash collateral at brokers for investments in futures contracts 47 –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Cash collateral at brokers for investments in swaps contracts – –
Cash collateral for securities loaned – 2,050
Due from affiliates – 6,429
Receivables:
Dividends 103,833 25,459
Interest 1,533 99
Investments sold 268,588 21,483
Reclaims 50,618 8,350
Variation margin on futures contracts – –
Variation margin on swaps contracts – –
Unrealized appreciation on forward foreign currency contracts – –
Other 25,473 3,149
Total assets 119,327,001 26,041,566
LIABILITIES
Due to affiliates 115,672 –
Cash overdraft – 47
Cash collateral due to broker – –
Payables:
Investment management fees 2,699 542
Capital gain taxes 51,231 7,868
Collateral from securities lending 631,020 22,669
Investments purchased - regular settlement 78,731 62,986
Investments purchased - when-issued/delayed-delivery settlement 735 134
Service agreement fees 4,920 601
Trustee compensation 21,981 3,053
Variation margin on futures contracts 895 504
Unrealized depreciation on forward foreign currency contracts – –
Other 448 22
Total liabilities 908,332 98,426
Net assets $ 118,418,669 $ 25,943,140
CLASS R4 (Accumulation): Net assets $ 1,557,234 $ 679,805
Units outstanding 1,976 2,318
Unit value $ 788.247 $ 293.227
CLASS R3 (Accumulation): Net assets $ 60,281,491 $ 13,019,034
Units outstanding 76,630 44,489
Unit value $ 786.654 $ 292.633
CLASS R2 (Accumulation): Net assets $ 32,969,060 $ 7,870,546
Units outstanding 42,153 27,051
Unit value $ 782.127 $ 290.949
CLASS R1 (Accumulation): Net assets $ 13,539,829 $ 3,901,694
Units outstanding 17,615 13,645
Unit value $ 768.647 $ 285.941
ANNUITY: Net assets $ 10,071,055 $ 472,061
* Includes securities loaned of $ 1,012,512 $ 64,706
† Long-term investments, cost $ 99,932,603 $ 20,370,490
‡ Affiliated investments, cost $ 214,975 $ 19,101
# Short-term investments, cost $ 458,273 $ 386,743
^ Cash denominated in foreign currencies, cost $ 11,200 $ 8,652

See Notes to Financial Statements

20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 34,012,527 $ 22,521,806 $ 10,469,147 $ 6,948,473 $ 21,254,502 $ –
– – – – – –
40,023 133,875 131,460 7,110 5,180 9,691,599
– 64,603 29,377 5,772 128,409 –
– 6 458 – 6,657 –
– – 750 – 618 –
– – 3,374 – – –
– – 99,000 – 31,501 –
– – 109 – – –
– – – – – –
– – 840 – – 9,333
20,101 21,294 71 – 10,702 –
38 40 78,504 26,916 60,029 22,922
23,854 19 5,027 6,267 1,128 –
529 – 38 – 6,805 –
– – 207 118 – –
– – 87 – – –
– – 27 – – –
3,292 2,727 3,099 1,283 11,441 1,966
34,100,364 22,744,370 10,821,575 6,995,939 21,516,972 9,725,820
8,871 8,157 – 869 4,559 –
23 – – 2,398 – –
– 19 – – – –
430 240 262 126 1,342 183
– – 9 – – –
– 64,603 29,377 5,772 128,409 –
7,257 14,381 14,381 – 8,295 200,506
– – 124 – – –
1,597 983 – 107 – 61
3,258 2,506 2,069 1,278 2,125 1,966
– 279 – – – –
– – 6,695 – 227 –
14 12 4 3 11 4
21,450 91,180 52,921 10,553 144,968 202,720
$ 34,078,914 $ 22,653,190 $ 10,768,654 $ 6,985,386 $ 21,372,004 $ 9,523,100
$ 265,046 $ 139,308 $ 148,297 $ 131,473 $ 1,075,214 $ 69,509
661 332 1,125 1,600 3,162 2,446
$ 400.738 $ 419.628 $ 131.868 $ 82.190 $ 340.029 $ 28.422
$ 16,457,252 $ 10,431,972 $ 5,195,805 $ 3,509,666 $ 10,289,076 $ 4,755,196
41,151 24,910 39,482 42,789 30,320 167,601
$ 399.928 $ 418.784 $ 131.599 $ 82.023 $ 339.345 $ 28.372
$ 10,613,942 $ 7,206,089 $ 3,403,504 $ 1,890,413 $ 6,693,600 $ 2,695,021
26,693 17,307 26,012 23,180 19,839 95,541
$ 397.623 $ 416.375 $ 130.844 $ 81.552 $ 337.394 $ 28.208
$ 6,054,756 $ 4,334,048 $ 1,769,399 $ 1,290,528 $ 2,858,091 $ 1,883,877
15,494 10,591 13,760 16,102 8,620 67,838
$ 390.770 $ 409.204 $ 128.591 $ 80.148 $ 331.584 $ 27.770
$ 687,918 $ 541,773 $ 251,649 $ 163,306 $ 456,023 $ 119,497
$ – $ 111,669 $ 87,584 $ 5,545 $ 175,284 $ –
$ 25,722,894 $ 7,520,458 $ 11,240,160 $ 7,308,318 $ 18,999,734 $ –
$ – $ – $ – $ – $ – $ –
$ 40,028 $ 133,887 $ 131,486 $ 7,110 $ 5,181 $ 9,691,599
$ – $ – $ 960 $ – $ 616 $ –

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2023
(amounts in thousands)
20.1
Stock Account
20.2
Global Equities Account
INVESTMENT INCOME
Dividends $ 2,331,158 $ 488,418
Dividends from affiliated investments 1,674 –
Interest 36,666 15,777
Securities lending income, net 26,918 2,364
Tax withheld (121,059) (27,327)
Total investment income 2,275,357 479,232
EXPENSES
Investment management fees 111,416 22,354
Administrative - Class R4 122 58
Administrative - Class R3 101,086 18,673
Administrative - Class R2 66,069 15,431
Administrative - Class R1 42,903 11,971
Distribution fees - Class R4 23 10
Distribution fees - Class R3 12,507 2,323
Distribution fees - Class R2 9,882 2,311
Distribution fees - Class R1 7,421 2,074
Mortality and expense risk charges 5,571 1,184
Total expenses 357,000 76,389
Recovery of expenses previously withheld by TIAA – –
Net expenses 357,000 76,389
Net investment income (loss) 1,918,357 402,843
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments† 1,670,540 744,273
Affiliated investments (1,817) (71)
Written options 453 –
Futures contracts 60,175 28,099
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency transactions (12,539) (3,716)
Net realized gain (loss) 1,716,812 768,585
Change in unrealized appreciation (depreciation) on:
Investments ‡ 18,749,772 3,883,996
Affiliated investments 47,173 6,402
Written options 579 –
Futures contracts 26,835 16,289
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency translations 3,258 733
Net change in unrealized appreciation (depreciation) 18,827,617 3,907,420
Net realized and unrealized gain (loss) 20,544,429 4,676,005
Net increase (decrease) in net assets from operations $ 22,462,786 $ 5,078,848
†   Net of foreign capital gain taxes $ 11,698 $ 1,284
‡   Net of change in unrealized foreign capital gains taxes $ (32,085) $ (4,451)

See Notes to Financial Statements

20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 235,847 $ 342,191 $ 283 $ 1,161 $ 258,534 $ –
– – – – – –
4,822 3,611 440,173 258,339 331,351 461,410
1,238 3,990 1,052 270 17,952 –
(1,840) (52) (28) – (11,549) –
240,067 349,740 441,480 259,770 596,288 461,410
14,706 2,400 7,574 1,820 9,362 1,880
21 9 13 11 72 6
22,781 15,469 8,265 5,754 15,220 7,195
19,758 14,193 7,271 4,084 13,183 5,444
17,716 13,381 5,664 4,203 8,888 5,968
4 2 2 2 15 1
2,886 1,917 1,011 701 1,900 895
2,969 2,119 1,085 608 1,979 815
3,096 2,319 979 727 1,543 1,036
1,492 1,046 532 352 977 456
85,429 52,855 32,396 18,262 53,139 23,696
– – – – – 3,849
85,429 52,855 32,396 18,262 53,139 27,545
154,638 296,885 409,084 241,508 543,149 433,865
(252,252) 990,946 (242,964) (73,555) 166,105 129
– – – – – –
– – – – – –
– 16,087 (21,447) (16,752) – –
– – (2,407) – 1,025 –
– – (23,394) – – –
(85) 152 (214) 4 (2,119) 9
(252,337) 1,007,185 (290,426) (90,303) 165,011 138
11,206,319 3,489,485 521,403 153,576 1,995,016 –
– – – – – –
– – – – – –
– 655 1,536 6,854 – –
– – 2,996 – (227) –
– – (832) – – –
24 – 12 – 417 –
11,206,343 3,490,140 525,115 160,430 1,995,206 –
10,954,006 4,497,325 234,689 70,127 2,160,217 138
$ 11,108,644 $ 4,794,210 $ 643,773 $ 311,635 $ 2,703,366 $ 434,003
$ – $ – $ – $ – $ – $ –
$ – $ – $ (9) $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

20.1
Stock Account
20.2
Global Equities Account
(amounts in thousands)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 1,918,357 $ 2,020,464 $ 402,843 $ 406,670
Net realized gain (loss) 1,716,812 2,660,611 768,585 (40,666)
Net change in unrealized appreciation
(depreciation) 18,827,617 (29,986,867) 3,907,420 (5,603,455)
Net increase (decrease) in net assets from
operations 22,462,786 (25,305,792) 5,078,848 (5,237,451)
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 3,115,816 2,755,237 1,300,822 1,114,984
Net transfers between CREF Accounts (693,786) (549,930) 258,011 (105,378)
Withdrawals and death benefits (10,012,090) (9,633,997) (2,413,999) (2,694,430)
Annuity payments (1,341,364) (1,548,353) (49,044) (52,519)
Net increase (decrease) from participant
transactions (8,931,424) (8,977,043) (904,210) (1,737,343)
Net increase (decrease) in net assets 13,531,362 (34,282,835) 4,174,638 (6,974,794)
Net assets at the beginning of period 104,887,307 139,170,142 21,768,502 28,743,296
Net assets at the end of period $ 118,418,669 $ 104,887,307 $ 25,943,140 $ 21,768,502

See Notes to Financial Statements

20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond Account
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
$ 154,638 $ 150,615 $ 296,885 $ 284,621 $ 409,084 $ 333,182 $ 241,508 $ 514,231
(252,337) (230,403) 1,007,185 1,029,844 (290,426) (513,754) (90,303) 16,604
11,206,343 (12,539,810) 3,490,140 (6,175,890) 525,115 (1,565,782) 160,430 (1,031,242)
11,108,644 (12,619,598) 4,794,210 (4,861,425) 643,773 (1,746,354) 311,635 (500,407)
864,847 750,359 552,200 627,892 683,844 521,596 569,293 665,366
(205,078) (355,114) (159,447) (111,586) 44,252 (145,088) (13,606) 138,276
(2,595,634) (2,575,936) (1,864,621) (1,884,454) (1,306,464) (1,492,055) (969,421) (1,001,178)
(65,116) (72,324) (57,433) (62,130) (27,271) (29,976) (18,736) (20,101)
(2,000,981) (2,253,015) (1,529,301) (1,430,278) (605,639) (1,145,523) (432,470) (217,637)
9,107,663 (14,872,613) 3,264,909 (6,291,703) 38,134 (2,891,877) (120,835) (718,044)
24,971,251 39,843,864 19,388,281 25,679,984 10,730,520 13,622,397 7,106,221 7,824,265
$ 34,078,914 $ 24,971,251 $ 22,653,190 $ 19,388,281 $ 10,768,654 $ 10,730,520 $ 6,985,386 $ 7,106,221

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
58
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Social Choice Account
20.8
Money Market Account
(amounts in thousands)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 543,149 $ 395,780 $ 433,865 $ 94,605
Net realized gain (loss) 165,011 138,061 138 6
Net change in unrealized appreciation
(depreciation) 1,995,206 (3,644,964) – –
Net increase (decrease) in net assets from
operations 2,703,366 (3,111,123) 434,003 94,611
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 2,512,770 2,019,491 3,469,667 2,391,625
Net transfers between CREF Accounts 640,317 780,773 129,338 348,062
Withdrawals and death benefits (2,133,207) (1,697,909) (3,192,257) (2,480,356)
Annuity payments (45,938) (48,070) (13,723) (13,126)
Net increase (decrease) from participant
transactions 973,942 1,054,285 393,025 246,205
Net increase (decrease) in net assets 3,677,308 (2,056,838) 827,028 340,816
Net assets at the beginning of period 17,694,696 19,751,534 8,696,072 8,355,256
Net assets at the end of period $ 21,372,004 $ 17,694,696 $ 9,523,100 $ 8,696,072

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
STOCK ACCOUNT
Class R4 : 12/31/23 $ 14.362 $ 0.845 $ 13.517 $ 131.587 $ 145.104 $ 643.143 $ 788.247
12/31/22
§
3.271 0.203 3.068 9.589 12.657 630.486 643.143
Class R3 : 12/31/23 14.470 1.961 12.509 131.291 143.800 642.854 786.654
12/31/22 13.834 1.691 12.143 (157.619) (145.476) 788.330 642.854
12/31/21 11.872 1.688 10.184 115.218 125.402 662.928 788.330
12/31/20 10.044 1.598 8.446 92.234 100.680 562.248 662.928
12/31/19 11.279 1.507 9.772 111.324 121.096 441.152 562.248
Class R2 : 12/31/23 14.392 2.463 11.929 130.577 142.506 639.621 782.127
12/31/22 13.800 2.019 11.781 (156.913) (145.132) 784.753 639.621
12/31/21 11.811 2.055 9.756 114.741 124.497 660.256 784.753
12/31/20 10.005 1.916 8.089 91.852 99.941 560.315 660.256
12/31/19 11.240 1.772 9.468 110.979 120.447 439.868 560.315
Class R1 : 12/31/23 14.159 3.447 10.712 128.410 139.122 629.525 768.647
12/31/22 13.580 3.012 10.568 (154.604) (144.036) 773.561 629.525
12/31/21 11.657 3.132 8.525 113.206 121.731 651.830 773.561
12/31/20 9.890 2.810 7.080 90.652 97.732 554.098 651.830
12/31/19 11.125 2.749 8.376 109.873 118.249 435.849 554.098
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
22.56% 0.12% 1.89% 36% 2  $ 1,557
2.01 0.11
d
1.68
d
41 1 566
22.37 0.28 1.76 36 77 60,281
(18.45) 0.25 1.80 41 83 53,295
18.92 0.23 1.38 50 87 68,462
17.91 0.29 1.53 69 93 61,616
27.45 0.30 1.92 60 103 57,944
22.28 0.35 1.69 36 42 32,969
(18.49) 0.30 1.75 41 46 29,554
18.86 0.28 1.33 50 52 41,153
17.84 0.35 1.47 69 57 37,943
27.38 0.35 1.86 60 63 35,441
22.10 0.50 1.54 36 18 13,540
(18.62) 0.45 1.60 41 19 12,179
18.67 0.43 1.17 50 21 16,519
17.64 0.52 1.31 69 23 15,270
27.13 0.55 1.67 60 26 14,577

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
GLOBAL EQUITIES ACCOUNT
Class R4 : 12/31/23 $ 5 .303 $ 0 .296 $ 5 .007 $ 52 .031 $ 57 .038 $ 236 .189 $ 293 .227
12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
Class R3 : 12/31/23 5 .329 0 .712 4 .617 51 .933 56 .550 236 .083 292 .633
12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
12/31/20 3 .517 0 .561 2 .956 43 .466 46 .422 204 .012 250 .434
12/31/19 4 .095 0 .465 3 .630 41 .347 44 .977 159 .035 204 .012
Class R2 : 12/31/23 5 .303 0 .899 4 .404 51 .649 56 .053 234 .896 290 .949
12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
12/31/20 3 .505 0 .678 2 .827 43 .288 46 .115 203 .309 249 .424
12/31/19 4 .081 0 .560 3 .521 41 .217 44 .738 158 .571 203 .309
Class R1 : 12/31/23 5 .217 1 .265 3 .952 50 .794 54 .746 231 .195 285 .941
12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
12/31/20 3 .467 1 .009 2 .458 42 .730 45 .188 201 .059 246 .247
12/31/19 4 .042 0 .913 3 .129 40 .803 43 .932 157 .127 201 .059
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
24 .13% 0 .11% 1 .89% 32% 2   $ 680
2 .52 0 .10
d
1 .48
d
36 2 400
23 .94 0 .27 1 .75 32 44 13,019
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
22 .75 0 .27 1 .45 63 47 11,672
28 .28 0 .25 1 .98 67 49 10,088
23 .85 0 .34 1 .68 32 27 7,871
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
22 .68 0 .33 1 .39 63 33 8,190
28 .21 0 .31 1 .92 67 35 7,150
23 .66 0 .49 1 .53 32 14 3,902
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495
22 .48 0 .50 1 .23 63 16 4,032
27 .96 0 .50 1 .73 67 18 3,682

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
GROWTH ACCOUNT
Class R4 : 12/31/23 $ 2 .771 $ 0 .229 $ 2 .542 $ 124 .305 $ 126 .847 $ 273 .891 $ 400 .738
12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
Class R3 : 12/31/23 2 .725 0 .764 1 .961 124 .201 126 .162 273 .766 399 .928
12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
12/31/20 2 .003 0 .644 1 .359 95 .929 97 .288 238 .674 335 .962
12/31/19 2 .016 0 .496 1 .520 55 .873 57 .393 181 .281 238 .674
Class R2 : 12/31/23 2 .709 1 .002 1 .707 123 .530 125 .237 272 .386 397 .623
12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
12/31/20 1 .995 0 .800 1 .195 95 .559 96 .754 237 .849 334 .603
12/31/19 2 .007 0 .609 1 .398 55 .701 57 .099 180 .750 237 .849
Class R1 : 12/31/23 2 .664 1 .477 1 .187 121 .494 122 .681 268 .089 390 .770
12/31/22 2 .391 1 .293 1 .098 ( 130 .033 ) ( 128 .935 ) 397 .024 268 .089
12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
12/31/20 1 .972 1 .242 0 .730 94 .391 95 .121 235 .215 330 .336
12/31/19 1 .988 1 .026 0 .962 55 .151 56 .113 179 .102 235 .215
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
46 .31% 0 .07% 0 .74% 33% 1   $ 265
( 4 .02 ) 0 .08
d
0 .89
d
41 0
^
90
46 .09 0 .23 0 .58 33 41 16,457
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
40 .76 0 .24 0 .50 82 49 16,452
31 .66 0 .23 0 .70 85 54 12,898
45 .98 0 .30 0 .51 33 27 10,614
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
40 .68 0 .30 0 .44 82 36 12,019
31 .59 0 .28 0 .65 85 39 9,335
45 .76 0 .45 0 .36 33 15 6,055
( 32 .48 ) 0 .42 0 .36 41 17 4,447
20 .19 0 .38 0 .14 67 18 7,208
40 .44 0 .47 0 .27 82 20 6,548
31 .33 0 .48 0 .45 85 22 5,184

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
EQUITY INDEX ACCOUNT
Class R4 : 12/31/23 $ 6 .312 $ 0 .115 $ 6 .197 $ 80 .314 $ 86 .511 $ 333 .117 $ 419 .628
12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
Class R3 : 12/31/23 6 .221 0 .699 5 .522 80 .296 85 .818 332 .966 418 .784
12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
12/31/20 4 .757 0 .578 4 .179 52 .002 56 .181 272 .341 328 .522
12/31/19 4 .851 0 .502 4 .349 59 .668 64 .017 208 .324 272 .341
Class R2 : 12/31/23 6 .187 0 .965 5 .222 79 .861 85 .083 331 .292 416 .375
12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
12/31/20 4 .739 0 .737 4 .002 51 .792 55 .794 271 .404 327 .198
12/31/19 4 .832 0 .630 4 .202 59 .485 63 .687 207 .717 271 .404
Class R1 : 12/31/23 6 .085 1 .486 4 .599 78 .537 83 .136 326 .068 409 .204
12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
12/31/20 4 .683 1 .182 3 .501 51 .129 54 .630 268 .398 323 .028
12/31/19 4 .780 1 .100 3 .680 58 .895 62 .575 205 .823 268 .398
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
25 .97% 0 .03% 1 .64% 2% 0
^
 $ 139
( 0 .77 ) 0 .04
d
1 .71
d
2 0
^
10
25 .77 0 .19 1 .48 2 25 10,432
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
20 .63 0 .21 1 .53 3 29 9,584
30 .73 0 .21 1 .78 2 33 8,965
25 .68 0 .26 1 .41 2 17 7,206
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
20 .56 0 .27 1 .47 3 23 7,481
30 .66 0 .26 1 .73 2 25 6,889
25 .50 0 .41 1 .26 2 11 4,334
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943
20 .35 0 .44 1 .30 3 13 4,230
30 .40 0 .46 1 .53 2 15 3,954

Financial Highlights
(continued)
See Notes to Financial Statements
68
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
CORE BOND ACCOUNT
Class R4 : 12/31/23 $ 5 .275 $ 0 .113 $ 5 .162 $ 2 .858 $ 8 .020 $ 123 .848 $ 131 .868
12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
Class R3 : 12/31/23 5 .249 0 .313 4 .936 2 .871 7 .807 123 .792 131 .599
12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
12/31/20 3 .756 0 .346 3 .410 7 .176 10 .586 133 .712 144 .298
12/31/19 4 .083 0 .317 3 .766 7 .308 11 .074 122 .638 133 .712
Class R2 : 12/31/23 5 .220 0 .404 4 .816 2 .857 7 .673 123 .171 130 .844
12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
12/31/20 3 .741 0 .427 3 .314 7 .152 10 .466 133 .253 143 .719
12/31/19 4 .070 0 .385 3 .685 7 .286 10 .971 122 .282 133 .253
Class R1 : 12/31/23 5 .137 0 .579 4 .558 2 .804 7 .362 121 .229 128 .591
12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
12/31/20 3 .696 0 .655 3 .041 7 .068 10 .109 131 .777 141 .886
12/31/19 4 .029 0 .634 3 .395 7 .214 10 .609 121 .168 131 .777
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
6 .48% 0 .09% 4 .09% 80% 78% 1   $ 148
( 0 .91 ) 0 .09
d
3 .68
d
176 105 1 69
6 .31 0 .25 3 .90 80 78 39 5,196
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .92 0 .25 2 .44 135 84 50 7,152
9 .03 0 .25 2 .91 85 79 51 6,817
6 .23 0 .32 3 .83 80 78 26 3,404
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .85 0 .31 2 .38 135 84 36 5,179
8 .97 0 .30 2 .86 85 79 36 4,862
6 .07 0 .47 3 .69 80 78 14 1,769
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154
7 .67 0 .48 2 .21 135 84 17 2,373
8 .75 0 .50 2 .66 85 79 17 2,220

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
INFLATION-LINKED BOND ACCOUNT
Class R4 : 12/31/23 $ 3 .097 $ 0 .036 $ 3 .061 $ 0 .690 $ 3 .751 $ 78 .439 $ 82 .190
12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
Class R3 : 12/31/23 2 .949 0 .161 2 .788 0 .831 3 .619 78 .404 82 .023
12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
12/31/20 1 .274 0 .168 1 .106 4 .805 5 .911 73 .606 79 .517
12/31/19 1 .694 0 .153 1 .541 2 .970 4 .511 69 .095 73 .606
Class R2 : 12/31/23 2 .928 0 .219 2 .709 0 .833 3 .542 78 .010 81 .552
12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
12/31/20 1 .270 0 .213 1 .057 4 .787 5 .844 73 .353 79 .197
12/31/19 1 .686 0 .190 1 .496 2 .962 4 .458 68 .895 73 .353
Class R1 : 12/31/23 2 .890 0 .331 2 .559 0 .809 3 .368 76 .780 80 .148
12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
12/31/20 1 .271 0 .338 0 .933 4 .714 5 .647 72 .542 78 .189
12/31/19 1 .660 0 .329 1 .331 2 .944 4 .275 68 .267 72 .542
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
4 .78% 0 .04% 3 .84% 27% 2   $ 131
( 1 .41 ) 0 .05
d
2 .51
d
16 0
^
37
4 .62 0 .20 3 .49 27 43 3,510
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
8 .03 0 .22 1 .44 25 45 3,590
6 .53 0 .21 2 .14 26 45 3,308
4 .54 0 .28 3 .41 27 23 1,890
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .96 0 .28 1 .39 25 29 2,267
6 .48 0 .27 2 .09 26 29 2,099
4 .39 0 .42 3 .28 27 16 1,291
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303
7 .78 0 .45 1 .24 25 15 1,182
6 .27 0 .46 1 .88 26 14 1,042

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
SOCIAL CHOICE ACCOUNT
Class R4 : 12/31/23 $ 9 .658 $ 0 .211 $ 9 .447 $ 34 .898 $ 44 .345 $ 295 .684 $ 340 .029
12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
Class R3 : 12/31/23 9 .579 0 .703 8 .876 34 .917 43 .793 295 .552 339 .345
12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
12/31/20 6 .218 0 .672 5 .546 31 .423 36 .969 273 .423 310 .392
12/31/19 6 .879 0 .592 6 .287 40 .787 47 .074 226 .349 273 .423
Class R2 : 12/31/23 9 .528 0 .927 8 .601 34 .726 43 .327 294 .067 337 .394
12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
12/31/20 6 .195 0 .832 5 .363 31 .296 36 .659 272 .485 309 .144
12/31/19 6 .857 0 .724 6 .133 40 .661 46 .794 225 .691 272 .485
Class R1 : 12/31/23 9 .370 1 .365 8 .005 34 .148 42 .153 289 .431 331 .584
12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
12/31/20 6 .129 1 .279 4 .850 30 .887 35 .737 269 .468 305 .205
12/31/19 6 .789 1 .210 5 .579 40 .254 45 .833 223 .635 269 .468
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
15 .00% 0 .07% 3 .00% 81% 80% 3   $ 1,075
1 .67 0 .07
d
2 .53
d
88 61 1 212
14 .82 0 .22 2 .83 81 80 30 10,289
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
13 .52 0 .24 2 .01 100 73 27 8,235
20 .80 0 .23 2 .49 52 51 26 7,064
14 .73 0 .30 2 .75 81 80 20 6,694
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
13 .45 0 .30 1 .96 100 73 20 6,114
20 .73 0 .29 2 .43 52 51 19 5,275
14 .56 0 .44 2 .61 81 80 9 2,858
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841
13 .26 0 .47 1 .79 100 73 9 2,601
20 .50 0 .49 2 .24 52 51 9 2,416

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
MONEY MARKET ACCOUNT
Class R4 : 12/31/23 $ 1.415 $ 0.011 $ 1.404 $ (0.015) $ 1.389 $ 27.033 $ 28.422
12/31/22
§
0.277 0.013 0.264 (0.024) 0.240 26.793 27.033
Class R3 : 12/31/23 1.398 0.054 1.344 0.000 1.344 27.028 28.372
12/31/22 0.434 0.096 0.338 (0.008) 0.330 26.698 27.028
12/31/21 0.019 0.019 0.000 0.000 0.000 26.698 26.698
12/31/20 0.142 0.051 0.091 0.011 0.102 26.596 26.698
12/31/19 0.583 0.057 0.526 0.001 0.527 26.069 26.596
Class R2 : 12/31/23 1.392 0.074 1.318 (0.001) 1.317 26.891 28.208
12/31/22 0.417 0.137 0.280 0.005 0.285 26.606 26.891
12/31/21 0.019 0.019 0.000 0.000 0.000 26.606 26.606
12/31/20 0.141 0.058 0.083 0.011 0.094 26.512 26.606
12/31/19 0.582 0.071 0.511 0.001 0.512 26.000 26.512
Class R1 : 12/31/23 1.373 0.172 1.201 (0.004) 1.197 26.573 27.770
12/31/22 0.418 0.189 0.229 0.001 0.230 26.343 26.573
12/31/21 0.019 0.019 0.000 0.000 0.000 26.343 26.343
12/31/20 0.143 0.075 0.068 0.006 0.074 26.269 26.343
12/31/19 0.577 0.175 0.402 0.001 0.403 25.866 26.269
^
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b,c
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
5.14% 0.04% 0.04% ^ 5.07% 2   $ 70
0.90 0.06
d
0.16 ^
d
3.43
d
1 40
4.97 0.20 0.20 4.86 168 4,755
1.24 0.20 0.36 ^ 1.26 163 4,407
0.00 0.18 0.07 0.00 152 4,066
0.38 0.22 0.19 0.34 197 5,263
2.02 0.22 0.22 2.00 189 5,017
4.90 0.27 0.27 4.79 96 2,695
1.07 0.25 0.51 ^ 1.05 91 2,441
0.00 0.23 0.07 0.00 94 2,513
0.35 0.28 0.22 0.31 121 3,208
1.97 0.27 0.27 1.94 111 2,954
4.50 0.42 0.63 ^ 4.43 68 1,884
0.87 0.40 0.72 ^ 0.87 64 1,693
0.00 0.38 0.07 0.00 63 1,660
0.28 0.45 0.28 0.26 76 2,001
1.56 0.47 0.67 1.54 74 1,936

Notes to Financial Statements
1. General Information
Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment
Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: CREF Stock Account (“Stock”), CREF Global Equities Account (“Global Equities”), CREF Growth Account (“Growth”), CREF
Equity Index Account (“Equity Index”), CREF Core Bond Account (“Core Bond”), CREF Inflation-Linked Bond Account (“Inflation-Linked
Bond”), CREF Social Choice Account (“Social Choice”) and CREF Money Market Account (“Money Market”) (individually referred to as the “Account” or collectively referred to as the “Accounts”).
Share Classes: On September 16, 2022, each Account commenced operations on a new share class, Class R4, in addition to the existing share classes, Class R1, Class R2 and Class R3. Eligibility for Class R4 requires that an institution utilizes Retirement
Choice or Retirement Choice Plus contracts and also has entered into a recordkeeping services agreement with Teachers Insurance and Annuity Association of America (“TIAA”). Any decisions to adopt Class R4 were undertaken by eligible plans and resulted in the automatic conversions of participants’ Class R1, R2 or R3 balances to Class R4 holdings of an equal dollar amount. These transfers have been reflected as such on the Statement of Changes in Net Assets. Each class differs by the allocation of class-specific expenses.
Current Fiscal Period:  The end of the reporting period for the Accounts is December 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions.
The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of
Operations, when applicable.
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.
Compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Account may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Accounts’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Accounts’ financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Accounts adopted the new guidance and there was no material impact to the Accounts.

Notes to Financial Statements
(continued)

3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by TIAA-CREF
Investment Management, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-
the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Corporate bonds $— $55 $— $55
Government bonds — 204 — 204
Common stocks 82,497,589 35,272,483 2,257 117,772,329
Rights/Warrants — 2,849 127 2,976
Short-Term Investments
:
Government agency debt — 321,000 — 321,000
Repurchase agreement — 112,172 — 112,172
Treasury debt — 24,975 — 24,975
Investments purchased with collateral from securities lending:
Certificate of deposit — 195,500 — 195,500
Commercial paper — 43,509 — 43,509
Repurchase agreement — 377,977 — 377,977
Variable rate securities — 15,000 — 15,000
Investments in Derivatives
:
Futures contracts* 8,665 — — 8,665
Total $82,506,254 $36,365,724 $2,384 $118,874,362
Global Equities
Long-Term Investments
:
Corporate bonds $— $14 $— $14
Common stocks 17,721,921 7,835,454 3 25,557,378
Rights/Warrants — 786 — 786
Short-Term Investments
:
Government agency debt — 202,861 — 202,861
Repurchase agreement — 68,020 — 68,020
Treasury debt — 115,794 — 115,794
Investments purchased with collateral from securities lending:
Certificate of deposit — 9,000 — 9,000
Commercial paper — 2,000 — 2,000
Repurchase agreement — 10,000 — 10,000
Investments in Derivatives
:
Futures contracts* 9,622 — — 9,622
Total $17,731,543 $8,243,929 $3 $25,975,475
Growth
Long-Term Investments
:
Common stocks $33,059,969 $952,558 $— $34,012,527
Short-Term Investments
:
Government agency debt — 11,849 — 11,849
Repurchase agreement — 26,190 — 26,190
Treasury debt — 1,984 — 1,984
Total $33,059,969 $992,581 $— $34,052,550

Notes to Financial Statements
(continued)

Account Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $22,521,464 $— $285 $22,521,749
Rights/Warrants — 56 1 57
Short-Term Investments
:
Government agency debt — 30,194 — 30,194
Repurchase agreement — 89,300 — 89,300
Treasury debt — 14,381 — 14,381
Investments purchased with collateral from securities lending 64,603 — — 64,603
Investments in Derivatives
:
Futures contracts* 481 — — 481
Total $22,586,548 $133,931 $286 $22,720,765
Core Bond
Long-Term Investments
:
Bank loan obligations $— $40,519 $— $40,519
Corporate bonds — 3,396,666 472 3,397,138
Government bonds — 5,304,713 — 5,304,713
Structured assets — 1,722,225 — 1,722,225
Preferred stocks 4,552 — — 4,552
Short-Term Investments
:
Commercial paper — 5,471 — 5,471
Government agency debt — 20,468 — 20,468
Repurchase agreement — 91,140 — 91,140
Treasury debt — 14,381 — 14,381
Investments purchased with collateral from securities lending 29,377 — — 29,377
Investments in Derivatives
:
Futures contracts* 3,765 — — 3,765
Forward foreign currency contracts* — (6,668) — (6,668)
Credit default swap contracts* — (10,420) — (10,420)
Total $37,694 $10,578,495 $472 $10,616,661
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $30,815 $— $30,815
Corporate bonds — 183,386 — 183,386
Government bonds — 6,503,553 — 6,503,553
Structured assets — 218,049 2,594 220,643
Common stocks 10,076 — — 10,076
Short-Term Investments
:
Repurchase agreement — 7,110 — 7,110
Investments purchased with collateral from securities lending 5,772 — — 5,772
Investments in Derivatives
:
Futures contracts* 7,150 — — 7,150
Total $22,998 $6,942,913 $2,594 $6,968,505
Social Choice
Long-Term Investments
:
Bank loan obligations $— $29,885 $99 $29,984
Corporate bonds — 2,375,019 — 2,375,019
Government bonds — 5,275,317 1 5,275,318
Structured assets — 817,689 1,206 818,895
Common stocks 9,329,801 3,395,560 — 12,725,361
Preferred stocks 29,790 — — 29,790
Rights/Warrants — 134 1 135
Short-Term Investments
:
Government agency debt — 3,196 — 3,196
Treasury debt — 1,984 — 1,984
Investments purchased with collateral from securities lending 128,409 — — 128,409
Investments in Derivatives
:
Forward foreign currency contracts* — (227) — (227)
Total $9,488,000 $11,898,557 $1,307 $21,387,864

4. Investments
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands).
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
Account Level 1 Level 2 Level 3 Total
Money Market
Short-Term Investments:
Government agency debt $ — $ 788,095 $ — $ 788,095
Repurchase agreement — 2,841,038 — 2,841,038
Treasury debt — 3,780,106 — 3,780,106
Variable rate securities — 2,282,360 — 2,282,360
Total $— $9,691,599 $— $9,691,599
* Represents net unrealized appreciation (depreciation).
Account Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Stock Calyon $25,000 $25,500
Citigroup 35,000 35,701
Deutsche Bank 58,748 59,923
Fixed Income Clearing Corp (FICC) 112,172 114,416
HSBC 20,000 20,400
JP Morgan 65,000 66,300
Merrill Lynch 64,229 65,513
Nomura 35,000 35,733
Royal Bank of Scotland 35,000 35,700
Societe Generale 40,000 40,800
Total $490,149 $499,986
Global Equities Fixed Income Clearing Corp (FICC) $68,020 $69,380
JP Morgan 5,000 5,100
Merrill Lynch 5,000 5,100
Total $78,020 $79,580
Growth Fixed Income Clearing Corp (FICC) $26,190 $26,714
Equity Index Fixed Income Clearing Corp (FICC) $89,300 $91,086
Core Bond Fixed Income Clearing Corp (FICC) $91,140 $92,963
Inflation-Linked Bond Fixed Income Clearing Corp (FICC) $7,110 $7,252
Money Market Bank of New York Mellon $1,000,000 $1,014,722
Fixed Income Clearing Corp (FICC) 1,841,038 1,877,859
Total $2,841,038 $2,892,581

Notes to Financial Statements
(continued)

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Accounts have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Account (other than the Money Market Account) is authorized to invest in certain derivative instruments. As defined by U.S.
GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Options:  Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Summary Portfolio of Investments.
Aggregate value of securities on loan
Account
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
20.1
Stock $ 1,012,512 $ — $ 631,020 $ 447,983 $ 1,079,003
20.2
Global Equities 64,706 — 22,669 46,152 68,821
20.4
Equity Index 111,669 — 64,603 53,554 118,157
20.5
Core Bond — 87,584 29,377 60,577 89,954
20.6
Inflation-Linked Bond — 5,545 5,772 — 5,772
20.7
Social Choice 106,750 68,534 128,409 55,073 183,482
*May include cash and investment of cash collateral.
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
20.1
Stock $ 39,911,275 $ 198,181 $ 46,394,869 $ 198,000
20.2
Global Equities 7,455,993 — 7,919,592 —
20.3
Growth 9,908,247 — 11,718,266 —
20.4
Equity Index 378,497 — 1,594,698 —
20.5
Core Bond 931,831 7,472,063 1,401,998 6,953,307
20.6
Inflation-Linked Bond 226,529 1,691,768 174,042 2,066,314
20.7
Social Choice 5,590,806 11,881,307 4,902,376 10,789,674

When an Account writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Account enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as unrealized appreciation (depreciation) on the Statement of
Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of
Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Account, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Account may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
Account
Average Notional Amount of Options Contracts Purchased
Outstanding*
20.1
Stock $ 412
Account
Average Notional Amount of Options Contracts Written
Outstanding*
20.1
Stock $ (437)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average Notional Amount of Futures Contracts Outstanding*
20.1
Stock $ 548,408
20.2
Global Equities 276,703
20.4
Equity Index 81,432
20.5
Core Bond 383,871
20.6
Inflation-Linked Bond 246,773
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the OTC markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Accounts
realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar;
and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty, OTC or through a central clearinghouse (“centrally cleared”).
For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the
Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Account Average Notional Amount of Forward Contracts Outstanding*
20.5
Core Bond $ 192,086
20.7
Social Choice 5,061
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average Notional Amount of Swap Contracts Outstanding*
20.5
Core Bond $ 569,700
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Accounts have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock
Futures contracts Equity - $ – Unrealized appreciation
on futures contracts
*
$ 8,665
1 1 1 1 1 1 1 1
Global Equities
Futures contracts Equity - – Unrealized appreciation
on futures contracts
*
9,622
1 1 1 1 1 1 1 1
Equity Index
Futures contracts Equity - – Unrealized appreciation
on futures contracts
*
481
1 1 1 1 1 1 1 1
Core Bond
Futures contracts Interest rate - – Unrealized appreciation
on futures contracts
*
3,765
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
27 Unrealized depreciation
on forward contracts
(6,695)
Credit default swap contracts Credit Unrealized depreciation on swap contracts
*
(10,420) - –
1 1 1 1 1 1 1 1
Inflation-Linked Bond
Futures contracts Interest rate - – Unrealized appreciation
on futures contracts
*
7,150
1 1 1 1 1 1 1 1
Social Choice
Forward foreign currency contracts Foreign currency
exchange rate
- – Unrealized depreciation
on forward contracts
(227)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
20.1
Stock
Written option contracts Equity $ 453 $ 579
Futures contracts Equity 60,175 26,835
20.2
Global Equities
Futures contracts Equity 28,099 16,289
20.4
Equity Index
Futures contracts Equity 16,087 655
20.5
Core Bond
Futures contracts Interest rate (21,447) 1,536
Forward contracts Foreign currency exchange rate (2,407) 2,996
Swap contracts Credit (23,394) (832)
20.6
Inflation-Linked Bond
Futures contracts Interest rate (16,752) 6,854
20.7
Social Choice
Forward contracts Foreign currency exchange rate 1,025 (227)

Notes to Financial Statements
(continued)

6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
Year Ended
12/31/23
Year Ended
12/31/22
20.1
Stock Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 612 $ 438,337 444 $ 290,770
Class R3 2,013 1,612,574 1,876 1,435,728
Class R2 1,003 712,042 1,017 684,175
Class R1 503 352,863 521 344,564
Total premiums and contributions 4,131 3,115,816 3,858 2,755,237
Net transfers between CREF Accounts:
Class R4§ 765 534,284 (15) (9,401)
Class R3 (788) (560,681) 2,102 1,411,167
Class R2 (747) (516,939) (2,385) (1,595,199)
Class R1 (216) (150,450) (533) (356,497)
Total net transfers between CREF Accounts (986) (693,786) (831) (549,930)
Transfers in connection with new class:
Class R4§ – – 515 320,849
Class R3 – – (210) (132,179)
Class R2 – – (289) (177,344)
Class R1 – – (18) (11,326)
Total transfers in connection with new class – – (2) –
Withdrawals and death benefits:
Class R4§ (281) (201,176) (64) (41,226)
Class R3 (7,498) (5,352,725) (7,709) (5,207,768)
Class R2 (4,309) (3,051,116) (4,578) (3,077,022)
Class R1 (2,019) (1,407,073) (1,977) (1,307,981)
Total withdrawals and death benefits (14,107) (10,012,090) (14,328) (9,633,997)
Annuity payments: – (1,341,364) – (1,548,353)
Net increase (decrease) from participant transactions (10,962) (8,931,424) (11,303) (8,977,043)

Year Ended
12/31/23
Year Ended
12/31/22
20.2
Global Equities Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 654 $ 175,320 1,412 $ 341,218
Class R3 2,489 688,626 1,761 462,829
Class R2 876 231,102 718 178,194
Class R1 785 205,774 541 132,743
Total premiums and contributions 4,804 1,300,822 4,432 1,114,984
Net transfers between CREF Accounts:
Class R4§ 445 114,626 (3) (732)
Class R3 419 114,173 1,080 266,606
Class R2 130 37,531 (1,153) (282,505)
Class R1 (32) (8,319) (369) (88,747)
Total net transfers between CREF Accounts 962 258,011 (445) (105,378)
Transfers in connection with new class:
Class R4§ – – 399 91,894
Class R3 – – (275) (63,277)
Class R2 – – (125) (28,613)
Class R1 – – – (4)
Total transfers in connection with new class – – (1) –
Withdrawals and death benefits:
Class R4§ (476) (126,184) (113) (27,055)
Class R3 (4,515) (1,189,803) (6,283) (1,564,053)
Class R2 (2,686) (705,159) (2,930) (720,807)
Class R1 (1,525) (392,853) (1,571) (382,515)
Total withdrawals and death benefits (9,202) (2,413,999) (10,897) (2,694,430)
Annuity payments: – (49,044) – (52,519)
Net increase (decrease) from participant transactions (3,436) (904,210) (6,911) (1,737,343)
Year Ended
12/31/23
Year Ended
12/31/22
20.3
Growth Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 254 $ 87,820 85 $ 24,286
Class R3 1,040 387,264 1,094 369,019
Class R2 540 185,286 608 182,621
Class R1 606 204,477 575 174,433
Total premiums and contributions 2,440 864,847 2,362 750,359
Net transfers between CREF Accounts:
Class R4§ 210 64,009 2 294
Class R3 (299) (94,839) 990 306,086
Class R2 (417) (129,743) (1,638) (511,264)
Class R1 (134) (44,505) (485) (150,230)
Total net transfers between CREF Accounts (640) (205,078) (1,131) (355,114)
Transfers in connection with new class:
Class R4§ – – 297 84,342
Class R3 – – (159) (45,435)
Class R2 – – (135) (37,916)
Class R1 – – (4) (991)
Total transfers in connection with new class – – (1) –
Withdrawals and death benefits:
Class R4§ (132) (45,934) (55) (15,380)
Class R3 (3,516) (1,198,806) (4,004) (1,248,866)
Class R2 (2,464) (830,381) (2,620) (806,835)
Class R1 (1,564) (520,513) (1,654) (504,855)
Total withdrawals and death benefits (7,676) (2,595,634) (8,333) (2,575,936)
Annuity payments: – (65,116) – (72,324)
Net increase (decrease) from participant transactions (5,876) (2,000,981) (7,103) (2,253,015)

Notes to Financial Statements
(continued)

Year Ended
12/31/23
Year Ended
12/31/22
20.4
Equity Index Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 47 $ 17,579 5 $ 1,781
Class R3 486 202,193 645 244,233
Class R2 445 165,524 593 212,505
Class R1 456 166,904 489 169,373
Total premiums and contributions 1,434 552,200 1,732 627,892
Net transfers between CREF Accounts:
Class R4§ 277 100,038 3 862
Class R3 (188) (69,229) 762 275,683
Class R2 (433) (155,980) (872) (310,041)
Class R1 (93) (34,276) (221) (78,090)
Total net transfers between CREF Accounts (437) (159,447) (328) (111,586)
Transfers in connection with new class:
Class R4§ – – 31 10,478
Class R3 – – (25) (8,480)
Class R2 – – (6) (1,998)
Total transfers in connection with new class – – – –
Withdrawals and death benefits:
Class R4§ (23) (8,706) (8) (2,604)
Class R3 (2,229) (833,691) (2,395) (855,126)
Class R2 (1,645) (609,758) (1,787) (633,960)
Class R1 (1,129) (412,466) (1,128) (392,764)
Total withdrawals and death benefits (5,026) (1,864,621) (5,318) (1,884,454)
Annuity payments: – (57,433) – (62,130)
Net increase (decrease) from participant transactions (4,029) (1,529,301) (3,914) (1,430,278)
Year Ended
12/31/23
Year Ended
12/31/22
20.5
Core Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 385 $ 48,753 102 $ 12,602
Class R3 2,195 292,973 2,167 293,845
Class R2 1,175 147,813 989 128,164
Class R1 1,573 194,305 681 86,985
Total premiums and contributions 5,328 683,844 3,939 521,596
Net transfers between CREF Accounts:
Class R4§ 376 47,702 4 420
Class R3 (84) (10,243) 867 112,443
Class R2 (171) (21,130) (1,638) (210,913)
Class R1 225 27,923 (375) (47,038)
Total net transfers between CREF Accounts 346 44,252 (1,142) (145,088)
Transfers in connection with new class:
Class R4§ – – 508 62,966
Class R3 – – (429) (53,228)
Class R2 – – (79) (9,737)
Class R1 – – – (1)
Total transfers in connection with new class – – – –
Withdrawals and death benefits:
Class R4§ (195) (24,819) (55) (6,608)
Class R3 (5,010) (634,401) (5,920) (768,246)
Class R2 (3,378) (424,130) (3,652) (471,254)
Class R1 (1,806) (223,114) (1,938) (245,947)
Total withdrawals and death benefits (10,389) (1,306,464) (11,565) (1,492,055)
Annuity payments: – (27,271) – (29,976)
Net increase (decrease) from participant transactions (4,715) (605,639) (8,768) (1,145,523)

Year Ended
12/31/23
Year Ended
12/31/22
20.6
Inflation-Linked Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 498 $ 39,855 39 $ 3,060
Class R3 2,992 246,976 4,263 353,786
Class R2 1,340 106,521 1,659 135,174
Class R1 2,251 175,941 2,182 173,346
Total premiums and contributions 7,081 569,293 8,143 665,366
Net transfers between CREF Accounts:
Class R4§ 854 67,958 (1) (59)
Class R3 (866) (70,414) 2,516 205,362
Class R2 (252) (19,674) (1,003) (78,869)
Class R1 109 8,524 142 11,842
Total net transfers between CREF Accounts (155) (13,606) 1,654 138,276
Transfers in connection with new class:
Class R4§ – – 464 36,647
Class R3 – – (226) (18,009)
Class R2 – – (237) (18,434)
Class R1 – – (3) (204)
Total transfers in connection with new class – – (2) –
Withdrawals and death benefits:
Class R4§ (221) (17,643) (33) (2,612)
Class R3 (6,606) (528,513) (6,711) (542,532)
Class R2 (3,084) (244,857) (3,520) (284,996)
Class R1 (2,284) (178,408) (2,157) (171,038)
Total withdrawals and death benefits (12,195) (969,421) (12,421) (1,001,178)
Annuity payments: – (18,736) – (20,101)
Net increase (decrease) from participant transactions (5,269) (432,470) (2,626) (217,637)
Year Ended
12/31/23
Year Ended
12/31/22
20.7
Social Choice Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 1,362 $ 429,428 120 $ 35,470
Class R3 3,593 1,164,381 3,487 1,103,803
Class R2 2,040 636,499 2,012 615,670
Class R1 923 282,462 876 264,548
Total premiums and contributions 7,918 2,512,770 6,495 2,019,491
Net transfers between CREF Accounts:
Class R4§ 1,387 435,397 26 7,375
Class R3 132 39,441 2,345 722,716
Class R2 367 114,679 8 2,477
Class R1 168 50,800 163 48,205
Total net transfers between CREF Accounts 2,054 640,317 2,542 780,773
Transfers in connection with new class:
Class R4§ – – 600 173,692
Class R3 – – (341) (99,159)
Class R2 – – (256) (73,274)
Class R1 – – (4) (1,259)
Total transfers in connection with new class – – (1) –
Withdrawals and death benefits:
Class R4§ (304) (96,139) (29) (8,919)
Class R3 (3,368) (1,063,483) (2,817) (863,848)
Class R2 (2,130) (667,162) (1,936) (588,169)
Class R1 (996) (306,423) (792) (236,973)
Total withdrawals and death benefits (6,798) (2,133,207) (5,574) (1,697,909)
Annuity payments: – (45,938) – (48,070)
Net increase (decrease) from participant transactions 3,174 973,942 3,462 1,054,285

Notes to Financial Statements
(continued)

7. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
12/31/23
Year Ended
12/31/22
20.8
Money Market Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4§ 3,299 $ 91,419 873 $ 23,512
Class R3 62,513 1,743,922 44,056 1,194,591
Class R2 29,906 823,873 21,533 574,619
Class R1 29,834 810,453 22,673 598,903
Total premiums and contributions 125,552 3,469,667 89,135 2,391,625
Net transfers between CREF Accounts:
Class R4§ 3 52 (34) (895)
Class R3 2,998 83,570 14,481 385,895
Class R2 1,775 48,990 (1,781) (45,940)
Class R1 (117) (3,274) 348 9,002
Total net transfers between CREF Accounts 4,659 129,338 13,014 348,062
Transfers in connection with new class:
Class R4§ – – 873 23,413
Class R3 – – (1) (32)
Class R2 – – (866) (23,130)
Class R1 – – (10) (251)
Total transfers in connection with new class – – (4) –
Withdrawals and death benefits:
Class R4§ (2,340) (64,857) (228) (6,174)
Class R3 (60,974) (1,690,059) (47,760) (1,282,829)
Class R2 (26,914) (741,698) (22,549) (602,969)
Class R1 (25,601) (695,643) (22,285) (588,384)
Total withdrawals and death benefits (115,829) (3,192,257) (92,822) (2,480,356)
Annuity payments: – (13,723) – (13,126)
Net increase (decrease) from participant transactions 14,382 393,025 9,323 246,205
§ Class R4 commenced operations on September 16, 2022.
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock $ 101,283,985 $ 22,446,547 $ (4,856,170) $ 17,590,377
Global Equities 20,806,956 6,147,528 (979,009) 5,168,519
Growth 25,762,922 9,127,613 (837,985) 8,289,628
Equity Index 7,719,429 15,618,058 (616,722) 15,001,336
Core Bond 11,398,226 100,693 (882,258) (781,565)
Inflation-Linked Bond 7,328,350 31,453 (391,298) (359,845)
Social Choice 19,133,097 3,229,642 (974,875) 2,254,767
Money Market 9,691,599 — — —

8. Investment Adviser and Other Transactions with Affiliates
Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services
Agreement. The Adviser is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
From May 12, 2020 to December 31, 2021, TIAA agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the Money Market Account when a class's yield was less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefited from the waiver, a portion of the amounts waived at such time as the class's daily yield would be positive and, in such event, the amount of recovery on any day will be approximately 25% of the class's yield (net of all other expenses) on that day. TIAA recovered previously waived expenses from the Account of $3,848,891 for Class R1 and $112 for Class R4 from January 1, 2023 through December 31, 2023. As of the end of the current fiscal period, all previously waived expenses have been recouped. The amounts recovered during the current period are disclosed on the Statement of Operations.
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. As of the end of the current fiscal period, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are
in thousands):
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R4 Class R3 Class R2 Class R1 Class R4 Class R3 Class R2 Class R1
20.1
Stock 0.100% 0.011% 0.152% 0.212% 0.334% 0.002% 0.019% 0.032% 0.058%
20.2
Global Equities 0.094 0.011 0.152 0.212 0.334 0.002 0.019 0.032 0.058
20.3
Growth 0.049 0.011 0.152 0.212 0.333 0.002 0.019 0.032 0.058
20.4
Equity Index 0.011 0.011 0.152 0.212 0.334 0.003 0.019 0.032 0.058
20.5
Core Bond 0.071 0.011 0.153 0.213 0.334 0.002 0.019 0.032 0.058
20.6
Inflation-Linked Bond 0.026 0.011 0.153 0.213 0.334 0.002 0.019 0.032 0.058
20.7
Social Choice 0.048 0.011 0.152 0.212 0.334 0.002 0.019 0.032 0.058
20.8
Money Market 0.021 0.011 0.152 0.212 0.334 0.002 0.019 0.032 0.058
Account Purchases Sales Realized Gain (Loss)
Stock $ 425,415 $ 660,600 $ 133,174
Global Equities 55,235 56,797 5,051
Growth 78,495 286,868 42,261
Equity Index 5,062 121,385 99,140
Social Choice 44,857 11,579 469

Notes to Financial Statements
(continued)

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June
13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Accounts during the current fiscal period.
Issue
Value at
12/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Spin-off
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Shares at
12/31/23
Value at
12/31/23
Stock
Common stocks
Consumer Services
Arcos Dorados Holdings, Inc(b) $ 73,672 $ – $ – $ – – $ 38,159 $ 1,674 8,812,494 $ 111,831
Consumer Staples Distribution & Retail
Cia Brasileira de
Distribuicao(b) 19,773 ‡ 26,20 5 4,098 (54 5 ) (37,483) 8,603 – 14,578,000 12,455
Media & Entertainment
HUYA, Inc (ADR)(b),(c) 16,500 ‡ 5,666 – – – (546) – 5,907,101 21,620
iClick Interactive Asia Group Ltd
(ADR)(b) 1,722 26 9 (465) – 451 – 450,306 1,725
Software & Services
Kaonavi, Inc(b) 6,707 ‡ 3,568 687 (807) – 506 – 583,400 9,287
Total $118,374 $35,465 $4,794 $(1,817) $(37,483) $47,173 $  1,674 30,331,301 $156,918
Global Equities
Common stocks
Australia
Software & Services
Tamboran Resources Ltd(b) $–‡ $7,796 $144 $(71) $11,520 $6,402 $– 166,332,488 $25,503
Total $– $7,796 $144 $(71) $11,520 $6,402 $– 166,332,488 $25,503
‡ At December 31, 2022, the issuer was not an affiliated company of the Account.
(b) Non-income producing
(c) Security on loan

Additional Account Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
93
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.
You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-
2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June
30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/
corporate-governance-leadership/document-library.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC.
TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY.
Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

January 1, 2024
Trustees and Officers
(Unaudited)
94
Trustees
Name, Address and
Year of Birth
Position(s)
Held with CREF
Term of Office and
Length of Time
Served
Principal Occupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other Directorship(s) and Positions Held
by Trustee
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Trustee Four-year term.
Trustee since 2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022).  Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc.   (2008–2020).
9 Director, Franklin Templeton Irish Funds;
Board Member, Cal Ripken, Sr. Foundation;
Advisory Board Member, Loyola University
Maryland, Sellinger School of Business and
Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023). James
R. and Helen D. Russell Professor of Finance at
the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics
(2020–2023) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
9 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc., and Lazard Global
Total Return and Income Fund, Inc.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2005.
Special Adviser, White House Council of Economic
Advisers. (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Trustee Four-year term.
Trustee since 2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (since
2020).  Vice Dean (2016–2020), Von Allmen Chaired
Professor of Accountancy (2017–2020), Associate
Professor and EY Research Fellow (2012–2017),
Gatton College of Business and Economics at the
University of Kentucky.
9 Trustee and Chair of the Audit & Finance
Committee, Strada Education Foundation ;
Treasurer and Director, The Montpelier
Foundation.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chairman of
the Board and
Trustee
Four-year term.
Trustee since
2006. Chairman
for term ending
December 31,
2028.  Chairman
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.

Officers
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
CREF
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds.
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel and Corporate Secretary of Teachers Insurance and Annuity Association
of America (“TIAA”), CREF and Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary
of the TIAA-CREF Funds and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
730 Third Avenue
New York, NY 10017
1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President,
Chief Legal, Risk and Compliance Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds, Senior Executive Vice
President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA.
Prior to joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
730 Third Avenue
New York, NY 10017
1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of CREF and Separate
Account VA-1. Formerly, Executive Vice President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining
TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.
Jose Minaya
730 Third Avenue
New York, NY 10017
1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of CREF and TIAA Separate Account VA-1. Formerly,
Executive Vice President of the TIAA-CREF Funds and TIAA-CREF Life Funds, Executive Vice President, President and
Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global
Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief
Executive Officer
One-year term.
President and
Chief Executive
Officer since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of TIAA-CREF Funds
and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
E. Scott Wickerham
730 Third Avenue
New York, NY 10017
1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer since
2020, Principal
Accounting Officer
since 2020 and
Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of CREF and TIAA Separate Account VA-1. Vice President and Controller
(Principal Financial Officer), TIAA-CREF Funds and TIAA-CREF Life Funds. Vice President and Controller of the
Nuveen Funds. Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing Director, Head,
TC Fund Administration, Nuveen.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2024 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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Item 2. Code of Conduct.

2(a)  The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no material amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)	The Registrant has posted the code of conduct on its website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Joseph A. Carrier is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2022 Form N-CSR.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $899,103 and $864,522, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $189,671 and $0, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $13,993 and $2,171, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2023 and December 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $210,180 and $2,352,275, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Stock Account, CREF Global Equities
Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond Account, CREF
Social Choice Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Stock Account, CREF Global Equities Account, CREF Growth Account, CREF Equity Index Account, CREF Core Bond Account, CREF
Inflation-Linked Bond Account, CREF Social Choice Account and CREF Money Market Account (constituting College Retirement Equities
Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December
31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of each of the Accounts as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.
Portfolio of Investments
CREF Stock Account December 31, 2023

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5 .500% 06/03/24 $ 55
TOTAL FOOD, BEVERAGE & TOBACCO 55
TOTAL CORPORATE BONDS 55
(Cost $64)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note 4 .125 11/15/32 204
TOTAL U.S. TREASURY SECURITIES 204
TOTAL GOVERNMENT BONDS 204
(Cost $209)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.0%
13,843 AB Dynamics plc 316
57,198 Actron Technology Corp 345
180,100 (a) Adient plc 6,548
37,000 AIMA Technology Group Co Ltd 131
221,211 Aisin Seiki Co Ltd 7,712
123,400 (a) Anhui Jianghuai Automobile Group Corp Ltd 281
245,601 Apollo Tyres Ltd 1,340
277,206 (a) Aptiv plc 24,871
62,982 (b) ARB Corp Ltd 1,540
59,946 Asahi India Glass Ltd 415
357,490 (a),(c) Aston Martin Lagonda Global Holdings plc 1,024
477,400 Astra Otoparts Tbk PT 73
543,259 (a),(b) Atmus Filtration Technologies, Inc 12,761
83,108 Autoliv, Inc 9,158
31,015 Autoliv, Inc 3,411
2,830 (b) Autoneum Holding AG. 459
235,400 (a) BAIC BluePark New Energy Technology Co Ltd 204
60,121 Bajaj Auto Ltd 4,909
64,946 Balkrishna Industries Ltd 2,004
382,660 Bayerische Motoren Werke AG. 42,579
58,099 Bayerische Motoren Werke AG. (Preference) 5,781
353,000 (a) Beiqi Foton Motor Co Ltd 136
16,200 Bethel Automotive Safety Systems Co Ltd 158
218,841 Bharat Forge Ltd 3,255
479,678 BorgWarner, Inc 17,196
389 Bosch Fren Sistemleri Sanayi ve Ticaret AS. 142
631,554 Brembo S.p.A 7,753
465,900 Bridgestone Corp 19,242
1,318,000 Brilliance China Automotive Holdings Ltd 734
1,370,568 BYD Co Ltd 38,267
898,362 BYD Co Ltd (H shares) 24,781
16,678 Ceat Ltd 486
9,339 Changzhou Xingyu Automotive Lighting Systems Co Ltd 173
1,702,885 Cheng Shin Rubber Industry Co Ltd 2,489
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
206,000 China Motor Corp $ 757
91,208 Chongqing Changan Automobile Co Ltd 216
103,508 CIE Automotive India Ltd 585
31,486 CIE Automotive S.A. 896
1,210,190 Cie Generale des Etablissements Michelin S.C.A 43,478
169,477 Cie Plastic Omnium SA 2,249
619,975 (a) Cofide S.p.A. 295
718,936 Continental AG. 61,060
49,138 Cub Elecparts, Inc 215
596,095 Daimler AG. (Registered) 41,129
1,200,178 Dana Inc 17,535
1,536,000 Denso Corp 23,059
70,000 Depo Auto Parts Ind Co Ltd 335
2,906 DN Automotive Corp 165
255,442 (c) Dometic Group AB 2,288
2,682,517 Dongfeng Motor Group Co Ltd 1,337
11,689,503 Dowlais Group plc 15,887
267,279 Dr ING hc F Porsche AG. 23,541
948,700 DRB-Hicom Bhd 287
10,100 Eagle Industry Co Ltd 114
1,054 EGE Endustri VE Ticaret AS. 372
117,690 Eicher Motors Ltd 5,857
20,895 ElringKlinger AG. 127
26,260 (c) Endurance Technologies Ltd 610
24,582 Exedy Corp 451
339,086 Exide Industries Ltd 1,294
127,239 Faurecia 2,882
101,900 FCC Co Ltd 1,255
155,827 Ferrari NV 52,608
2,190,250 Ford Motor Co 26,699
56,368 Ford Otomotiv Sanayi AS 1,415
50,200 Fras-Le S.A. 176
500,600 Fuji Heavy Industries Ltd 9,131
85,863 Fuyao Glass Industry Group Co Ltd - A 453
557,362 (c) Fuyao Glass Industry Group Co Ltd - H 2,714
42,567 Gabriel India Ltd 201
5,285,302 Geely Automobile Holdings Ltd 5,822
1,357,297 General Motors Co 48,754
89,013 Gentex Corp 2,907
23,670 (a) Gentherm, Inc 1,239
510,051 (c) Gestamp Automocion S.A. 1,974
36,000 Global PMX Co Ltd 151
103,560 (a) Goodyear Tire & Rubber Co 1,483
121,759 Great Wall Motor Co Ltd 433
2,058,246 (b) Great Wall Motor Co Ltd 2,676
223,900 G-Tekt Corp 2,717
237,400 Guangzhou Automobile Group Co Ltd 293
3,137,042 Guangzhou Automobile Group Co Ltd - H 1,459
112,135 GUD Holdings Ltd 917
8,639 (a) Hanil E-Hwa Co Ltd 128
62,050 (a) Hankook Tire & Technology Co Ltd 2,181
20,592 (a) Hankook Tire Worldwide Co Ltd 250
150,559 Hanon Systems 848
98,091 Harley-Davidson, Inc 3,614
96,619 Hero Honda Motors Ltd 4,803
26,967 (a) HL Mando Co Ltd 820
3,768,850 Honda Motor Co Ltd 38,876
3,344,000 Hota Industrial Manufacturing Co Ltd 6,498
56,000 Hu Lane Associate, Inc 290
165,215 Huayu Automotive Systems Co Ltd 379
586,000 (b) Huazhong In-Vehicle Holdings Co Ltd 176
25,176 Huizhou Desay Sv Automotive Co Ltd 460

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
51,925 Hyundai Mobis $ 9,513
118,570 Hyundai Motor Co 18,652
32,751 Hyundai Motor Co Ltd (2nd Preference) 2,900
140,461 Hyundai Motor Co Ltd (Preference) 12,354
26,304 (a) Hyundai Wia Corp 1,324
10,776 (a) Iljin Hysolus Co ltd 219
363,000 (b) Intron Technology Holdings Ltd 103
474,200 Isuzu Motors Ltd 6,079
19,420 JBM Auto Ltd 342
67,689 JK Tyre & Industries Ltd 324
368,842 Johnson Electric Holdings Ltd 586
167,200 JTEKT Corp 1,411
14,596 Kayaba Industry Co Ltd 506
501,904 Kenda Rubber Industrial Co Ltd 505
225,141 (a) Kia Motors Corp 17,411
3,454 Knaus Tabbert AG. 179
159,000 (a) Koito Manufacturing Co Ltd 2,471
34,840 Kordsa Teknik Tekstil AS. 92
96,921 (a) Kumho Tire Co, Inc 404
39,781 Lear Corp 5,617
985,200 (a) Li Auto, Inc 18,459
34,466 Linamar Corp 1,665
573,325 (a),(b) Lucid Group, Inc 2,414
178,706 (b) Magna International, Inc 10,559
4,646 Maharashtra Scooters Ltd 414
5,047,329 Mahindra & Mahindra Ltd 104,826
32,100 Mahle Metal Leve S.A. 234
415,181 Martinrea International, Inc 4,493
116,418 Maruti Suzuki India Ltd 14,404
465,373 Mazda Motor Corp 4,974
81,462 Minda Corp Ltd 378
673,426 Minth Group Ltd 1,362
542,700 Mitsubishi Motors Corp 1,718
69,689 (a),(b) Mobileye Global, Inc 3,019
253,715 (a) Modine Manufacturing Co 15,147
1,506,024 Motherson Sumi Wiring India Ltd 1,117
1,653 MRF Ltd 2,573
34,038 Musashi Seimitsu Industry Co Ltd 363
25,834 (a) Myoung Shin Industrial Co Ltd 377
293,000 (a) Nan Kang Rubber Tire Co Ltd 401
5,037,410 (a),(b),(c) Nemak SAB de C.V. 1,228
18,798 (a) Nexen Tire Corp 117
590,000 (b) Nexteer Automotive Group Ltd 373
124,100 NGK Spark Plug Co Ltd 2,939
150,115 NHK Spring Co Ltd 1,270
66,112 Nifco, Inc 1,703
55,511 Ningbo Joyson Electronic Corp 141
49,778 Ningbo Tuopu Group Co Ltd 515
1,192,172 (a) NIO, Inc (ADR) 10,813
82,353 Nippon Seiki Co Ltd 669
1,892,100 Nissan Motor Co Ltd 7,398
42,010 Nissan Shatai Co Ltd 274
64,188 NOK Corp 853
108,878 Nokian Renkaat Oyj 995
31,600 Pacific Industrial Co Ltd 287
9,519 Phinia, Inc 288
133,362 Piaggio & C S.p.A. 439
65,494 Piolax, Inc 1,079
232,374 (c) Pirelli & C S.p.A 1,268
626,446 Porsche AG. 32,013
20,816 (a) Pricol Ltd 95
1,339,100 PT Selamat Sempurna Tbk 174
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,076 PWR Holdings Ltd $ 373
60,123 (a),(b) QuantumScape Corp 418
64,634 Renault S.A. 2,644
499,618 (a),(b) Rivian Automotive, Inc 11,721
36,708 SAF-Holland SE 616
470,323 SAIC Motor Corp Ltd 897
161,700 Sailun Group Co Ltd 268
2,042,518 Samvardhana Motherson International Ltd 2,501
24,460 (c) Sansera Engineering Ltd 299
428,000 Sanyang Motor Co Ltd 994
409,335 Schaeffler AG. 2,530
4,049 (a) Sebang Global Battery Co Ltd 182
33,593 Seiren Co Ltd 589
78,700 (a) Seres Group Co Ltd 845
47,805 Shandong Linglong Tyre Co Ltd 130
11,400 Shenzhen Kedali Industry Co Ltd 136
37,400 Shoei Co Ltd 487
12,221 (a) SL Corp 338
5,914 SNT Motiv Co Ltd 198
344,257 (c) Sona Blw Precision Forgings Ltd 2,664
7,547,400 Sri Trang Agro-Industry PCL 3,557
37,999 (a) Ssangyong Motor Co 255
12,830 Standard Motor Products, Inc 511
103,000 Stanley Electric Co Ltd 1,932
1,423,117 Stellantis NV 33,345
95,403 (a) Stoneridge, Inc 1,867
581,100 Sumitomo Electric Industries Ltd 7,373
134,600 Sumitomo Rubber Industries, Inc 1,458
4,973 (a) Sundaram-Clayton DCD Pvt Ltd 90
4,973 Sundaram-Clayton Ltd 462
89,899 Sundram Fasteners Ltd 1,349
38,861 (a) Sungwoo Hitech Co Ltd 283
67,753 Suprajit Engineering Ltd 331
300,200 Suzuki Motor Corp 12,793
1,443,914 Tata Motors Ltd 13,527
3,215,393 (a) Tesla, Inc 798,961
38,806 Thor Industries, Inc 4,589
227,287 (c) TI Fluid Systems plc 445
548,000 (b) Tianneng Power International Ltd 463
110,617 Tofas Turk Otomobil Fabrik 787
40,147 Tokai Rika Co Ltd 617
19,517 Tokai Rubber Industries, Inc 146
332,000 Tong Yang Industry Co Ltd 822
26,068 Topre Corp 346
91,725 Toyo Tire & Rubber Co Ltd 1,530
52,300 Toyoda Gosei Co Ltd 978
68,195 Toyota Boshoku Corp 1,078
17,091,098 (a) Toyota Motor Corp 313,172
9,340 Trigano S.A. 1,533
70,400 TS Tech Co Ltd 850
89,480 Tube Investments of India Ltd 3,807
53,000 Tung Thih Electronic Co Ltd 251
199,037 TVS Motor Co Ltd 4,843
285,000 UMW Holdings BHD 309
141,104 UNO Minda Ltd 1,165
1,120,343 Valeo 17,316
44,391 (a),(c) Varroc Engineering Ltd 295
36,500 (a) Visteon Corp 4,559
6,436 (a) Vitesco Technologies Group AG. 557
229,458 (a) Vitesco Technologies Group AG. 23,804
29,260 Volkswagen AG. (Preference) 3,606
638,993 (a),(b) Volvo Car AB 2,072

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
828,100 (a),(b) XPeng, Inc $ 6,032
1,071,031 (c) Yadea Group Holdings Ltd 1,886
726,600 (b) Yamaha Motor Co Ltd 6,466
95,900 (b) Yokohama Rubber Co Ltd 2,192
480,480 Yulon Motor Co Ltd 1,169
4,144 ZF Commercial Vehicle Control Systems India Ltd 797
436,200 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,996
TOTAL AUTOMOBILES & COMPONENTS 2,364,717
BANKS - 6.5%
3,030 (b) 1st Source Corp 166
42,003 77 Bank Ltd 1,034
569,605 (c) ABN AMRO Bank NV 8,566
354,171 Absa Group Ltd 3,161
1,222,092 Abu Dhabi Commercial Bank PJSC 3,055
602,769 Abu Dhabi Islamic Bank PJSC 1,661
671,461 (a) AFFIN Holdings Bhd 304
42,417,383 Agricultural Bank of China Ltd 16,362
2,367,562 Agricultural Bank of China Ltd (Class A) 1,215
17,306,275 AIB Group plc 74,119
31,600 Aichi Financial Group, Inc 515
1,085,917 (a) Ajman Bank PJSC 615
8,685,477 Akbank TAS 10,742
830,849 Al Ahli Bank of Kuwait KSCP 630
5,124,160 Al Rajhi Bank 118,809
2,487,400 Alinma Bank 25,685
66,829 (a) Alior Bank S.A. 1,297
700,800 Alliance Financial Group BHD 517
913,733 (a) Alpha Services and Holdings S.A. 1,552
315,270 (a),(d) Amagerbanken AS 0 ^
108,660 Amalgamated Financial Corp 2,927
412,770 Ameris Bancorp 21,897
717,934 AMMB Holdings BHD 626
101,000 (b) Aozora Bank Ltd 2,190
271,615 Arab National Bank 1,836
72,873 (c) AU Small Finance Bank Ltd 689
4,420,897 Australia & New Zealand Banking Group Ltd 78,109
21,444 Awa Bank Ltd 358
10,076,014 Axis Bank Ltd 133,350
382,890 (a) Axos Financial, Inc 20,906
641,501 (a) Banca Monte dei Paschi di Siena S.p.A 2,166
295,853 Banca Popolare di Sondrio SPA 1,918
11,900 Bancfirst Corp 1,158
66,700 Banco ABC Brasil S.A. 343
16,130,562 Banco Bilbao Vizcaya Argentaria S.A. 147,018
1,237,764 Banco BPM S.p.A. 6,559
6,229,286 Banco Bradesco S.A. 19,612
11,859,359 Banco Bradesco S.A. (Preference) 41,356
35,313,206 (a) Banco Comercial Portugues S.A. 10,726
18,352,151 Banco de Chile 2,157
28,807 Banco de Credito e Inversiones 780
4,542,334 Banco de Sabadell S.A. 5,591
1,720,871 (b),(c) Banco del Bajio S.A. 5,756
354,101 Banco do Brasil S.A. 4,037
156,600 Banco do Estado do Rio Grande do Sul 430
54,048 Banco Itau Chile S.A. 526
265,100 Banco Pan S.A. 471
139,210 Banco Santander Brasil S.A. 921
26,770,189 Banco Santander Chile S.A. 1,307
528,779 Banco Santander S.A. 2,212
106,901 BanColombia S.A. 916
201,940 BanColombia S.A. (Preference) 1,555
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
299,713 (a) Bancorp, Inc $ 11,557
320,348 (c) Bandhan Bank Ltd 928
5,584,900 (a) Bank Aladin Syariah Tbk PT 450
198,641 Bank AlBilad 2,378
148,834 (a) Bank Al-Jazira 742
1,959,600 Bank BTPN Syariah Tbk PT 215
29,657,386 (a) Bank Bukopin Tbk PT 154
47,209,070 Bank Central Asia Tbk PT 28,831
118,652 Bank Hapoalim Ltd 1,066
561,100 Bank Islam Malaysia Bhd 270
3,105,800 (a) Bank Jago Tbk PT 584
148,676 Bank Leumi Le-Israel 1,197
460,828 (a) Bank Millennium S.A. 979
45,830,706 Bank Negara Indonesia Persero Tbk PT 15,992
11,438,350 Bank of America Corp 385,129
440,811 Bank of Baroda 1,223
633,262 Bank of Beijing Co Ltd 404
286,100 Bank of Changsha Co Ltd 275
90,620 Bank of Chengdu Co Ltd 144
1,074,844 Bank of China Ltd - A 605
70,375,912 Bank of China Ltd - H 26,742
1,096,812 Bank of Communications Co Ltd - A 888
4,071,319 Bank of Communications Co Ltd - H 2,541
898,000 Bank of East Asia Ltd 1,108
102,667 Bank of Georgia Group plc 5,202
112,795 Bank of Hangzhou Co Ltd 159
3,832,893 Bank of Ireland Group plc 34,797
477,518 Bank of Jiangsu Co Ltd 450
443,312 (a) Bank of Kaohsiung Co Ltd 177
935,142 Bank of Montreal 92,530
5,100 (a) Bank of Nagoya Ltd 196
214,914 Bank of Nanjing Co Ltd 224
156,174 Bank of Ningbo Co Ltd 443
875,258 (b) Bank of Nova Scotia 42,605
808,313 Bank of NT Butterfield & Son Ltd 25,874
533,595 (b) Bank of Queensland Ltd 2,212
403,299 Bank of Shanghai Co Ltd 339
206,200 Bank of Suzhou Co Ltd 188
853,778 Bank of the Philippine Islands 1,600
130,800 Bank OZK 6,518
73,975 Bank Pekao S.A. 2,860
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 203
7,304,400 Bank Pembangunan Daerah Jawa Timur Tbk PT 297
302,739,368 Bank Rakyat Indonesia 112,518
4,944,462 Bank Tabungan Negara Persero Tbk PT 401
14,602 Bank Zachodni WBK S.A. 1,818
543,700 Bankinter S.A. 3,487
146,100 BankUnited, Inc 4,738
308,958 Banner Corp 16,548
31,563 (b) Banque Cantonale Vaudoise 4,071
247,239 Banque Saudi Fransi 2,636
20,939,742 Barclays plc 41,001
793,760 (c) BAWAG Group AG. 42,007
9,162,349 BDO Unibank, Inc 21,586
458,149 Bendigo Bank Ltd 3,021
84,065 Berkshire Hills Bancorp, Inc 2,087
215,950 BNK Financial Group, Inc 1,194
1,362,278 BNP Paribas S.A. 94,604
3,266,125 BOC Hong Kong Holdings Ltd 8,873
552,835 Boubyan Bank KSCP 1,079
806,578 (b) BPER Banca 2,704
5,836 (a) BRE Bank S.A. 794

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
676,031 Brookline Bancorp, Inc $ 7,375
2,611,299 Bumiputra-Commerce Holdings BHD 3,325
568,691 Burgan Bank SAK 318
186,555 Byline Bancorp, Inc 4,395
9,312,060 CaixaBank S.A. 38,350
668,687 Canadian Imperial Bank of Commerce 32,197
77,985 (b) Canadian Western Bank 1,817
173,686 Capitec Bank Holdings Ltd 19,379
1,831,040 Capitol Federal Financial, Inc 11,810
60,748 Cathay General Bancorp 2,708
98,471 Central Pacific Financial Corp 1,938
2,000,811 Chang Hwa Commercial Bank 1,166
1,865,400 Chiba Bank Ltd 13,439
21,074,490 China Citic Bank 9,939
455,407 China Construction Bank Corp - A 418
83,768,546 China Construction Bank Corp - H 49,830
1,339,504 China Everbright Bank Co Ltd - A 548
2,124,845 China Everbright Bank Co Ltd - H 631
1,663,481 China Merchants Bank Co Ltd 5,786
1,988,770 China Merchants Bank Co Ltd (Class A) 7,804
992,848 China Minsheng Banking Corp Ltd - A 524
3,195,491 (b) China Minsheng Banking Corp Ltd - H 1,085
670,537 China Zheshang Bank Co Ltd 238
28,464,388 Chinatrust Financial Holding Co 26,267
1,002,200 Chongqing Rural Commercial Bank Co Ltd 577
116,600 Chugin Financial Group, Inc 827
1,358,814 Citigroup, Inc 69,897
1,344,740 Citizens Financial Group, Inc 44,565
278,078 City Union Bank Ltd 498
122,947 Close Brothers Group plc 1,242
67,468 (a) Collector Bank AB 291
157,217 Columbia Banking System, Inc 4,195
38,791 Comerica, Inc 2,165
45,667 (b) Commerce Bancshares, Inc 2,439
1,355,557 Commercial Bank PSQC 2,215
1,065,874 Commercial International Bank 2,514
5,248,454 Commerzbank AG. 62,382
2,152,994 Commonwealth Bank of Australia 164,095
291,492 Community Bank System, Inc 15,190
51,380 (b) Community Trust Bancorp, Inc 2,254
938,000 Concordia Financial Group Ltd 4,276
21,950 ConnectOne Bancorp, Inc 503
224,440 Credicorp Ltd 33,650
36,336 Credit Agricole S.A. 517
66,555 Credito Emiliano S.p.A. 592
41,360 (a) CrossFirst Bankshares, Inc 562
44,360 (a) Customers Bancorp, Inc 2,556
161,000 CVB Financial Corp 3,251
5,646,074 (a),(d) Cyprus Popular Bank PCL 62
299,627 Dah Sing Banking Group Ltd 193
135,508 Dah Sing Financial Holdings Ltd 278
28,586 Daishi Hokuetsu Financial Group, Inc 775
1,151,371 Danske Bank AS 30,778
1,600,765 DBS Group Holdings Ltd 40,481
80,886 DCB Bank Ltd 129
125,006 (a) DGB Financial Group, Inc 822
30,135 DNB Bank ASA 641
1,870,201 Doha Bank QPSC 937
1,193,887 Dubai Islamic Bank PJSC 1,859
1,618,867 Dukhan Bank 1,776
11,965,748 E.Sun Financial Holding Co Ltd 10,053
377,970 Eagle Bancorp, Inc 11,392
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
170,610 East West Bancorp, Inc $ 12,275
794,637 Emirates NBD Bank PJSC 3,743
84,565 Enterprise Financial Services Corp 3,776
23,210 (a),(b) Equitable Group, Inc 1,528
439,174 (c) Equitas Small Finance Bank Ltd 557
11,724 Erste Bank der Oesterreichischen Sparkassen AG. 475
1,034,549 (a) Eurobank Ergasias Services and Holdings S.A. 1,838
1,688,578 Far Eastern International Bank 695
21,240 FB Financial Corp 846
1,358,568 Federal Bank Ltd 2,547
13,451 FIBI Holdings Ltd 586
3,509,757 Fifth Third Bancorp 121,052
12,170 Financial Institutions, Inc 259
847,722 FinecoBank Banca Fineco S.p.A 12,753
1,842,883 First Abu Dhabi Bank PJSC 7,005
62,791 First BanCorp 1,033
51,023 First Citizens Bancshares, Inc (Class A) 72,400
130,000 First Commonwealth Financial Corp 2,007
573,241 First Financial Bankshares, Inc 17,369
62,690 (b) First Financial Corp 2,698
4,420,331 First Financial Holding Co Ltd 3,944
195,470 First Hawaiian, Inc 4,468
395,506 First Horizon National Corp 5,600
192,432 First International Bank Of Israel Ltd 7,866
5,200 (a),(d) FS Finans A.S. 0 ^
145,900 Fukuoka Financial Group, Inc 3,432
4,468,185 Grupo Financiero Banorte S.A. de C.V. 44,932
750,877 (a),(b) Grupo Financiero Inbursa S.A. 2,065
1,205,431 Grupo Security S.A. 353
820,287 Gulf Bank KSCP 750
277,800 Gunma Bank Ltd 1,356
299,100 Hachijuni Bank Ltd 1,663
441,127 Haci Omer Sabanci Holding AS 903
122,054 Hana Financial Group, Inc 4,094
677,135 Hang Seng Bank Ltd 7,906
53,200 Hanmi Financial Corp 1,032
5,461,967 HDFC Bank Ltd 111,839
921,227 HDFC Bank Ltd (ADR) 61,824
212,252 Heartland Financial USA, Inc 7,983
166,370 Hilltop Holdings, Inc 5,858
204,302 Hirogin Holdings, Inc 1,304
14,700 Hokkoku Financial Holdings, Inc 481
95,760 Hokuhoku Financial Group, Inc 1,031
718,468 Home Bancshares, Inc 18,199
244,912 Hong Leong Bank BHD 1,007
103,060 Hope Bancorp, Inc 1,245
10,114,294 HSBC Holdings plc 81,824
3,447,510 Hua Nan Financial Holdings Co Ltd 2,509
407,286 Huaxia Bank Co Ltd 323
597,399 Huntington Bancshares, Inc 7,599
147,374 Hyakugo Bank Ltd 557
3,443,993 ICICI Bank Ltd 41,155
2,905,280 (a) IDFC First Bank Ltd 3,100
110,200 Independent Bank Corp 2,867
250,205 IndusInd Bank Ltd 4,803
1,734,739 Industrial & Commercial Bank of China Ltd - A 1,169
57,055,914 Industrial & Commercial Bank of China Ltd - H 27,806
514,105 Industrial Bank Co Ltd 1,175
116,443 (a) Industrial Bank of Korea 1,070
24,586,528 ING Groep NV 368,664
24,009 Intercorp Financial Services, Inc 527
157,100 International Bancshares Corp 8,534

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,312,363 Intesa Sanpaolo S.p.A. $ 18,472
2,090,623 Investimentos Itau S.A. - PR 4,458
3,711,085 (b) iShares Core MSCI EAFE ETF 261,075
2,114,175 iShares Core MSCI Emerging Markets ETF 106,935
125,414 Israel Discount Bank Ltd 628
12,992,402 Itau Unibanco Holding S.A. 90,395
219,054 Iyogin Holdings, Inc 1,468
185,245 Jammu & Kashmir Bank Ltd 274
1,208,300 Japan Post Bank Co Ltd 12,297
119,493 JB Financial Group Co Ltd 1,053
4,926,733 JPMorgan Chase & Co 838,037
506,854 (a) Judo Capital Holdings Ltd 346
25,740 Juroku Financial Group, Inc 679
38,744 Jyske Bank 2,778
70,391 (a) KakaoBank Corp 1,550
96,536 Karnataka Bank Ltd 271
394,051 Karur Vysya Bank Ltd 799
5,708,000 Kasikornbank PCL - NVDR 22,549
239,000 Kasikornbank PCL (Foreign) 944
1,342,904 KB Financial Group, Inc 56,028
27,220 KBC Ancora 1,249
615,100 KBC Groep NV 39,920
65,248 Keiyo Bank Ltd 314
181,000 Kiatnakin Phatra Bank PCL 266
572,000 King's Town Bank Co Ltd 744
43,819 Kiyo Bank Ltd 490
28,989 Komercni Banka AS 939
459,201 Kotak Mahindra Bank Ltd 10,521
3,052,896 Krung Thai Bank PCL 1,644
3,391,349 Kuwait Finance House KSCP 8,009
773,031 Kuwait International Bank KSCP 377
1,653,792 Kuwait Projects Co Holding KSCP 565
193,200 Kyoto Financial Group, Inc 3,002
269,100 Kyushu Financial Group, Inc 1,551
63,780 Lakeland Bancorp, Inc 943
31,180 Lakeland Financial Corp 2,032
34,846 (b) Laurentian Bank of Canada 733
292,831 Live Oak Bancshares, Inc 13,324
4,076,479 Lloyds TSB Group plc 2,473
443,559 M&T Bank Corp 60,803
2,260,830 Malayan Banking BHD 4,373
1,784,600 Malaysia Building Society Bhd 275
2,327,109 Masraf Al Rayan QSC 1,657
861,000 Mebuki Financial Group, Inc 2,612
1,005,122 Mediobanca S.p.A. 12,455
10,061,723 Mega Financial Holding Co Ltd 12,839
734,914 Metropolitan Bank & Trust 681
20,650 Mid Penn Bancorp, Inc 501
17,561,326 Mitsubishi UFJ Financial Group, Inc 150,714
15,308 Mizrahi Tefahot Bank Ltd 593
2,133,724 Mizuho Financial Group, Inc 36,397
138,602 (c) Moneta Money Bank AS 580
25,668 Musashino Bank Ltd 484
21,849 Nanto Bank Ltd 377
2,771,117 National Australia Bank Ltd 57,919
164,665 National Bank Holdings Corp 6,124
245,327 (b) National Bank of Canada 18,700
1,362,053 (a) National Bank of Greece S.A. 9,463
3,180,367 National Bank of Kuwait SAKP 9,252
6,846,642 NatWest Group plc 19,071
190,835 Nedbank Group Ltd 2,253
99,064 Nishi-Nippon Financial Holdings, Inc 1,142
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,420,448 Nordea Bank Abp $ 154,198
2,409,900 Nordea Bank Abp 29,917
212,597 North Pacific Bank Ltd 534
490,210 Northwest Bancshares, Inc 6,118
4,523,032 (a) NU Holdings Ltd 37,677
1,135,000 O-Bank Co Ltd 369
452,357 OceanFirst Financial Corp 7,853
480,784 OFG Bancorp 18,020
23,107 Ogaki Kyoritsu Bank Ltd 308
18,000 Okinawa Financial Group, Inc 299
94,397 OTP Bank Rt 4,300
4,112,946 Oversea-Chinese Banking Corp 40,469
156,100 Pacific Premier Bancorp, Inc 4,544
177,040 Pathward Financial, Inc 9,371
5,690 Peoples Bancorp, Inc 192
1,586,096 (a) Permanent TSB Group Holdings plc 2,977
466,584 Ping An Bank Co Ltd 618
600,188 (a) Piraeus Financial Holdings S.A. 2,121
424,407 PNC Financial Services Group, Inc 65,719
28,461 Popular, Inc 2,336
725,837 Postal Savings Bank of China Co Ltd - A 445
3,498,972 (c) Postal Savings Bank of China Co Ltd - H 1,673
822,817 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 10,527
201,417 Preferred Bank 14,714
281,450 Premier Financial Corp 6,783
29,250 Primis Financial Corp 370
87,092 Prosperity Bancshares, Inc 5,899
415,100 Provident Financial Services, Inc 7,484
74,597,970 PT Bank Mandiri Persero Tbk 29,305
5,969,880 Public Bank Bhd 5,572
374,340 Qatar International Islamic Bank QSC 1,084
681,662 Qatar Islamic Bank SAQ 3,913
1,919,469 Qatar National Bank QPSC 8,457
88,212 QCR Holdings, Inc 5,151
120,176 Raiffeisen International Bank Holding AG. 2,476
58,000 (a),(b) Rakuten Bank Ltd 867
340,977 (c) RBL Bank Ltd 1,143
195,600 (b) Regional SAB de C.V. 1,869
50,140 Renasant Corp 1,689
3,034,300 Resona Holdings, Inc 15,382
566,369 RHB Capital BHD 672
22,026 Ringkjoebing Landbobank A.S. 3,235
609,528 Riyad Bank 4,638
1,019,241 Royal Bank of Canada 103,074
115,164 San-In Godo Bank Ltd 810
416,928 Saudi Awwal Bank 4,178
204,962 Saudi Investment Bank 869
2,121,103 Saudi National Bank 21,875
43,900 (b) SBI Sumishin Net Bank Ltd 481
758,661 SCB X PCL 2,321
346,690 Security Bank Corp 448
122,200 (a) Senshu Ikeda Holdings, Inc 279
512,700 Seven Bank Ltd 1,088
1,606,331 Shanghai Commercial & Savings Bank Ltd 2,448
690,034 Shanghai Pudong Development Bank Co Ltd 644
662,700 Shanghai Rural Commercial Bank Co Ltd 536
1,062,496 Sharjah Islamic Bank 703
27,200 Shiga Bank Ltd 672
383,499 Shinhan Financial Group Co Ltd 11,890
411,100 Shizuoka Financial Group, Inc 3,476
4,199,877 SinoPac Financial Holdings Co Ltd 2,694
5,003,367 Skandinaviska Enskilda Banken AB (Class A) 69,050

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,275,180 Societe Generale $ 33,927
855,824 South Indian Bank Ltd 274
232,184 SouthState Corp 19,608
59,593 Spar Nord Bank A.S. 941
29,425 Sparebank Oestlandet 384
147,336 SpareBank SR-Bank ASA 1,869
116,462 Sparebanken Midt-Norge 1,625
203,928 Sparebanken Nord-Norge 2,071
2,402 St Galler Kantonalbank 1,404
2,864,476 Standard Bank Group Ltd 32,587
4,963,748 Standard Chartered plc 42,123
744,794 State Bank of India 5,741
83,318 (b) Stellar Bancorp, Inc 2,320
2,598,697 Sumitomo Mitsui Financial Group, Inc 126,452
1,415,542 Sumitomo Mitsui Trust Holdings, Inc 27,110
122,764 Suruga Bank Ltd 677
48,704 Svenska Handelsbanken AB 529
28,160 Swedbank AB (A Shares) 569
109,591 Sydbank AS 4,766
2,665,102 Taichung Commercial Bank Co Ltd 1,380
4,501,956 Taishin Financial Holdings Co Ltd 2,653
2,445,312 Taiwan Business Bank 1,090
4,249,192 Taiwan Cooperative Financial Holding Co Ltd 3,696
31,123 Tamilnad Mercantile Bank Ltd 189
97,629 TBC Bank Group plc 3,522
2,250,200 Thanachart Capital PCL 3,262
22,893,900 TMB Bank PCL (Foreign) 1,119
116,343 Toho Bank Ltd 236
18,900 Tokyo Kiraboshi Financial Group, Inc 531
107,364 TOMONY Holdings, Inc 297
1,325,467 Toronto-Dominion Bank 85,647
29,620 Towne Bank 881
461,439 Truist Financial Corp 17,036
41,060 (b) TrustCo Bank Corp NY 1,275
12,643,568 Turkiye Is Bankasi (Series C) 9,990
487,047 (c) Ujjivan Small Finance Bank Ltd 333
3,109,267 (c) Unicaja Banco S.A. 3,062
1,564,161 UniCredit S.p.A 42,592
1,467,353 Union Bank Of Taiwan 688
132,390 United Bankshares, Inc 4,971
1,112,517 United Overseas Bank Ltd 24,012
129,720 (b) Univest Financial Corp 2,858
12,711 Valiant Holding AG. 1,442
406,925 Veritex Holdings, Inc 9,469
3,162,232 Virgin Money UK plc 6,607
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
904,530 Warba Bank KSCP 547
81,900 Washington Trust Bancorp, Inc 2,652
11,746,925 Wells Fargo & Co 578,184
352,840 WesBanco, Inc 11,069
39,790 Westamerica Bancorporation 2,245
3,114,205 Westpac Banking Corp 48,589
269,719 Wintrust Financial Corp 25,016
258,299 Woori Financial Group, Inc 2,600
238,960 WSFS Financial Corp 10,975
145,399 Yamaguchi Financial Group, Inc 1,299
1,417,348 Yapi ve Kredi Bankasi 937
5,355,780 (a) Yes Bank Ltd 1,380
TOTAL BANKS 7,627,368
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CAPITAL GOODS - 8.4%
655,246 3M Co $ 71,632
2,279 3M India Ltd 1,022
172,409 A.O. Smith Corp 14,213
78,982 Aalberts Industries NV 3,433
47,800 (a) AAR Corp 2,983
8,700 (a),(b) Abalance Corp 202
757,708 ABB Ltd 33,641
46,807 ABB Ltd India 2,629
1,380,349 Aboitiz Equity Ventures, Inc 1,111
425,749 AcBel Polytech, Inc 569
292,352 Accelleron Industries AG. 9,143
19,015 (b) Ackermans & Van Haaren 3,336
7,024 ACS Actividades de Construccion y Servicios S.A. 312
86,000 Acter Co Ltd 497
28,149 Action Construction Equipment Ltd 280
12,169 Acuity Brands, Inc 2,493
145,812 Adani Enterprises Ltd 4,986
209,013 AddTech AB 4,599
14,985 ADENTRA, Inc 362
32,317 Advanced Drainage Systems, Inc 4,545
25,000 Advanced Energy Solution Holding Co Ltd 612
42,827 AECC Aero-Engine Control Co Ltd 120
144,252 AECC Aviation Power Co Ltd 760
242,573 Aecom Technology Corp 22,421
222,128 (b) Aecon Group, Inc 2,191
210,220 (a) AerCap Holdings NV 15,624
149,130 (a) Aerovironment, Inc 18,796
189,240 (a),(b) AerSale Corp 2,402
39,954 (b) AFG Arbonia-Forster Hldg 458
15,108 AG. Growth International, Inc 576
12,903 AGCO Corp 1,567
18,108 Ahluwalia Contracts India Ltd 169
34,797 AIA Engineering Ltd 1,542
87,400 Aichi Corp 674
119,841 Aida Engineering Ltd 700
78,729 Air Lease Corp 3,302
1,295,420 Airbus SE 200,127
118,226 Airtac International Group 3,885
17,469 Aker ASA (A Shares) 1,143
13,300 Alamo Group, Inc 2,796
141,918 Alarko Holding AS. 436
138,780 Albany International Corp (Class A) 13,631
9,701 Alfa Laval AB 388
2,539,800 (b) Alfa S.A. de C.V. (Class A) 2,040
18,163 (a),(b),(c) Alfen ,NV 1,212
107,912 (c) Alimak Group AB 881
247,303 Allegion plc 31,331
2,357,300 Alliance Global Group, Inc 480
173,403 Allison Transmission Holdings, Inc 10,083
724,204 (b) Alstom RGPT 9,766
41,396 Alstom T&D India Ltd 250
208,520 Alta Equipment Group, Inc 2,579
2,074,000 Amada Co Ltd 21,559
68,548 Amara Raja Batteries Ltd 672
779,682 Ametek, Inc 128,562
54,169 Andritz AG. 3,370
12,665 Apar Industries Ltd 921
204,560 (a) API Group Corp 7,078
128,230 Apogee Enterprises, Inc 6,849
174,078 Applied Industrial Technologies, Inc 30,062
162,579 (a) Arabi Group Holding KSC 271

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,896 (a) Arad Investment & Industrial Development Ltd $ 361
302,148 Arcosa, Inc 24,970
91,400 Armac Locacao Logistica E Servicos S.A. 321
92,417 Armstrong World Industries, Inc 9,086
809,959 (a) Array Technologies, Inc 13,607
157,000 (b) Asahi Glass Co Ltd 5,819
1,186,873 Aselsan Elektronik Sanayi Ve Ticaret AS 1,812
606,315 Ashok Leyland Ltd 1,322
72,069 (a) Ashoka Buildcon Ltd 120
2,293,755 Ashtead Group plc 159,432
37,919 Ashtrom Group Ltd 588
2,375,104 Assa Abloy AB 68,449
29,633 Astra Industrial Group 1,045
113,532,807 Astra International Tbk PT 41,635
345,777 Astral Ltd 7,922
137,775 (a) Atkore, Inc 22,044
2,685,707 Atlas Copco AB 46,278
51,302 Atlas Copco AB 761
123,732 (a) ATS Corp 5,333
277,939 Austal Ltd 384
726,037 AviChina Industry & Technology Co Ltd 311
22,959 AVICOPTER plc 125
52,828 (a) Axon Enterprise, Inc 13,647
99,741 Ayala Corp 1,226
2,215 (a),(d) Ayala Corp Preferred 0 ^
172,783 (a) AZEK Co, Inc 6,609
495,410 (a),(b) Babcock & Wilcox Enterprises, Inc 723
193,036 Babcock International Group 971
117,179 Badger Infrastructure Solutions Ltd 3,600
2,648,243 BAE Systems plc 37,486
148,428 (a) Bajel Projects Ltd 237
453,477 Balfour Beatty plc 1,910
193,892 (a),(b) Ballard Power Systems, Inc 718
146,624 Barloworld Ltd 633
20,521 Bawan Co 245
9,895 BayWa AG. 342
73,560 (a) Beacon Roofing Supply, Inc 6,401
411,918 (b) Beijer Ref AB 5,528
18,400 Beijing Easpring Material Technology Co Ltd 99
83,712 Beijing New Building Materials plc 276
29,870 Beijing United Information Technology Co Ltd 93
19,814 Belimo Holding AG. 10,936
15,502 BEML Ltd 527
1,252,000 BES Engineering Corp 542
436,530 Bharat Dynamics Ltd 8,976
3,251,384 Bharat Electronics Ltd 7,193
242,905 Bidvest Group Ltd 3,350
72,820 (a) Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS. 102
106,937 Bizlink Holding, Inc 929
348,180 (a) Blue Bird Corp 9,387
94,596 Blue Star Ltd 1,076
1,584,606 (c) BOC Aviation Ltd 12,129
153,721 Bodycote plc 1,165
1,991,652 (a) Boeing Co 519,144
65,190 Boise Cascade Co 8,433
69,180 (a) Bombardier, Inc 2,778
4,715 (b) Bossard Holding AG. 1,241
199,434 Bouygues S.A. 7,525
494,045 Brenntag SE 45,406
335,000 Brighton-Best International Taiwan, Inc 386
16,490 Brookfield Business Corp 384
5,252 Bucher Industries AG. 2,208
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,863 Budimex S.A. $ 1,728
20,228 Bufab AB 777
147,471 (a) Builders FirstSource, Inc 24,619
36,700 Bunka Shutter Co Ltd 364
394,474 Bunzl plc 16,030
14,227 Burckhardt Compression Holding AG. 8,582
14,476 Burkhalter Holding AG. 1,596
68,680 BWX Technologies, Inc 5,270
1,170 (b) Bystronic AG. 664
90,746 (a) Cadeler A.S. 419
299,045 (a) CAE, Inc 6,455
18,200 Carbone Lorraine 708
35,453 (c) Carel Industries S.p.A 971
32,151 Cargotec Corp (B Shares) 1,875
36,984 Carlisle Cos, Inc 11,555
3,815,302 Carrier Global Corp 219,189
527,997 Caterpillar, Inc 156,113
15,400 Central Glass Co Ltd 290
5,180 Cera Sanitaryware Ltd 488
112,817 (a),(b) Ceres Power Holdings plc 263
249,537 CG Power & Industrial Solutions Ltd 1,362
1,049,700 CH Karnchang PCL 639
244,978 (a),(b) ChargePoint Holdings, Inc 573
1,018,575 Chemring Group plc 4,551
874,000 Chicony Power Technology Co Ltd 4,140
453,500 (a) Chin Hin Group Bhd 348
290,000 China Aircraft Leasing Group Holdings Ltd 134
96,122 China Baoan Group Co Ltd 159
1,210,000 China Communications Services Corp Ltd 502
1,089,000 China Conch Venture Holdings Ltd 904
234,200 China CSSC Holdings Ltd 972
1,739,000 China Energy Engineering Corp Ltd 515
517,000 (a),(b) China High Speed Transmission Equipment Group Co Ltd 108
830,000 China Lesso Group Holdings Ltd 434
144,700 China National Chemical Engineering Co Ltd 130
594,018 China Railway Group Ltd - A 476
3,730,000 China Railway Group Ltd - H 1,663
754,000 China State Construction Development Holdings Ltd 222
1,067,300 China State Construction Engineering Corp Ltd 724
870,000 China State Construction International Holdings Ltd 1,007
254,500 China XD Electric Co Ltd 177
138,545 (a),(b) Chiyoda Corp 334
101,700 Chudenko Corp 1,858
300,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,137
612,000 CIMC Enric Holdings Ltd 554
2,710,517 Citic Pacific Ltd 2,710
12,952,000 Citic Resources Holdings Ltd 581
10,544 (a) CJ Corp 770
2,180,586 CK Hutchison Holdings Ltd 11,715
41,593 CKD Corp 747
894,900 CNH Industrial NV 10,900
433,500 CNPC Capital Co Ltd 330
32,095 (c) Cochin Shipyard Ltd 522
6,123 Colt CZ Group SE 145
147,094 Columbus McKinnon Corp 5,740
232,348 Comfort Systems USA, Inc 47,787
70,420 (a),(b) Commercial Vehicle Group, Inc 494
817,884 Compagnie de Saint-Gobain 60,317
90,217 COMSYS Holdings Corp 1,987
38,364 Construcciones y Auxiliar de Ferrocarriles S.A. 1,382
35,820 (a) Construction Partners, Inc 1,559
1,365,355 Contemporary Amperex Technology Co Ltd 31,431

SHARES DESCRIPTION
REFERENCERATE & SPREAD
239,000 Continental Holdings Corp $ 220
229,556 (a) Core & Main, Inc 9,276
583,900 COSCO SHIPPING Development Co Ltd 193
4,762 Craftsman Automation Ltd 309
144,828 Crane Co 17,110
38,617 (a) Creative & Innovative System 328
21,361 CS Wind Corp 1,157
472,000 (a) CSBC Corp Taiwan 312
85,200 CSSC Science & Technology Co Ltd 223
431,000 CTCI Corp 592
120,444 Cummins India Ltd 2,841
28,727 Cummins, Inc 6,882
152,308 Curtiss-Wright Corp 33,933
30,600 (a),(b) Custom Truck One Source, Inc 189
25,393 (a) CW Enerji Muhendislik Ticaret VE Sanayi AS. 234
35,000 CyberPower Systems, Inc 231
9,018 (a) Daelim Industrial Co 358
6,047 (b) Daetwyler Holding AG. 1,407
162,077 (a) Daewoo Engineering & Construction Co Ltd 520
47,971 (a) Daewoo International Corp 2,306
25,273 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 490
125,600 Daifuku Co Ltd 2,533
16,548 Daihen Corp 755
2,589 Daiho Corp 68
80,677 Daikin Industries Ltd 13,087
1,187,287 Daimler Truck Holding AG. 44,599
59,200 Daiwa Industries Ltd 632
9,046 Danieli & Co S.p.A. 293
116,079 Danieli & Co S.p.A. (RSP) 2,784
26,545 Dassault Aviation S.A. 5,259
14,928 Data Patterns India Ltd 334
22,330 (a) Dawonsys Co Ltd 241
103,583 DCC plc 7,622
358,814 Deere & Co 143,479
107,960 Deutz AG. 571
255,630 Diploma plc 11,675
71,722 DiscoverIE Group plc 722
26,394 (a) DL E&C Co Ltd 736
2,507,100 DMCI Holdings, Inc 442
75,597 Donaldson Co, Inc 4,940
150,529 Dongfang Electric Corp Ltd 310
47,613 Doosan Bobcat, Inc 1,855
63,468 (a) Doosan Corp 4,607
40,304 (a) Doosan Engine Co Ltd 306
38,176 (a) Doosan Fuel Cell Co Ltd 685
182,903 (a) Doosan Heavy Industries and Construction Co Ltd 2,247
108,183 Doosan Infracore Co Ltd 679
138,920 Douglas Dynamics, Inc 4,123
940,372 Dover Corp 144,639
392,953 (a),(d) Drake & Scull International PJSC 1
5,776 (b) Dredging Environmental & Marine Engineering NV 710
1,556,435 Dubai Investments PJSC 987
40,294 Duerr AG. 950
99,040 (a) DXP Enterprises, Inc 3,338
108,261 (a) Dycom Industries, Inc 12,460
4,087,800 Dynasty Ceramic PCL 171
1,847,422 Eaton Corp plc 444,896
74,600 Ebara Corp 4,398
1,120,000 E-Commodities Holdings Ltd 222
33,394 (a) Ecopro BM Co Ltd 7,406
14,535 Eczacibasi Yatirim Holding 123
1,482 Eiffage S.A. 159
28,347 Elbit Systems Ltd 6,012
8,947 Elco Ltd 282
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
33,498 Elecon Engineering Co Ltd $ 373
1,737 Electra Israel Ltd 737
504,360 Electrical Industries Co 377
4,208,655 Electrocomponents plc 43,931
192,233 Electrolux Professional AB 1,049
227,212 Electrosteel Castings Ltd 302
157,618 Elgi Equipments Ltd 1,031
513,503 ElSewedy Electric Co 475
10,554,000 (a) Embraer S.A. 48,263
63,134 EMCOR Group, Inc 13,601
611,896 Emerson Electric Co 59,556
5,558 Energiekontor AG. 507
107,200 Enerpac Tool Group Corp 3,333
47,700 EnerSys 4,816
37,823 (b) Engcon AB 350
228,293 Engineers India Ltd 470
128,270 EnPro Industries, Inc 20,105
14,489 Epiroc AB 254
21,769 Epiroc AB 438
107,873 Esab Corp 9,344
15,871 ESAB India Ltd 1,121
144,669 ESCO Technologies, Inc 16,931
607,332 (a) Estithmar Holding QPSC 344
59,468 (a),(b) Eurogroup Laminations S.p.A 255
54,893 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 302
52,807 Eve Energy Co Ltd 314
78,000 Evergreen Aviation Technologies Corp 275
97,300 Fangda Carbon New Material Co Ltd 72
175,080 Fanuc Ltd 5,138
2,627,631 Far Eastern Textile Co Ltd 2,670
26,798 (a) Farasis Energy Gan Zhou Co Ltd 62
427,652 Fastenal Co 27,699
189,586 FAW Jiefang Group Co Ltd 227
55,352 Federal Signal Corp 4,248
194,515 Ferguson plc 37,255
153,215 Ferguson plc 29,581
537,512 Ferrovial SE 19,620
443,723 (a),(b) Fincantieri S.p.A 273
388,633 Finning International, Inc 11,239
56,687 Finolex Cables Ltd 728
420,000 First Tractor Co Ltd 267
1,782,590 Fletcher Building Ltd 5,386
830,434 Flowserve Corp 34,231
180,026 FLSmidth & Co AS 7,661
587,290 (a),(b) Fluence Energy, Inc 14,007
78,387 Fluidra S.A. 1,634
583,548 (a) Fluor Corp 22,858
811 (b) Forbo Holding AG. 1,018
464,096 Fortive Corp 34,171
98,000 Fortune Electric Co Ltd 1,042
2,435,008 (b) Fosun International 1,431
349,033 (a) Fugro NV 6,692
107,300 (a) Fuji Electric Holdings Co Ltd 4,599
369,745 Fuji Machine Manufacturing Co Ltd 6,344
192,278 Fujikura Ltd 1,474
47,639 (b) Fujitec Co Ltd 1,206
11,139 Fukushima Galilei Co Ltd 385
20,256 Furukawa Co Ltd 273
54,144 Furukawa Electric Co Ltd 849
17,934 (a) G R Infraprojects Ltd 246
1,514,885 Gamuda BHD 1,513
23,773 Garden Reach Shipbuilders & Engineers Ltd 249
85,426 (a) Gates Industrial Corp plc 1,146
313,071 GEA Group AG. 13,016

SHARES DESCRIPTION
REFERENCERATE & SPREAD
7,030 Geberit AG. $ 4,513
43,618 GEK Group of Cos S.A. 634
45,703 (a) Generac Holdings, Inc 5,907
131,871 General Dynamics Corp 34,243
667,535 Genuit Group plc 3,422
173,350 Georg Fischer AG. 12,615
44,413 (a) Gibraltar Industries, Inc 3,508
13,501 Giken Seisakusho Co, Inc 173
14,300 Ginlong Technologies Co Ltd 141
116,629 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 264
33,556 Glory Ltd 639
104,252 GMM Pfaudler Ltd 2,018
39,902 (a) GMS, Inc 3,289
51,213 (a) Godrej Industries Ltd 458
25,600 Gongniu Group Co Ltd 345
6,318 GoodWe Technologies Co Ltd 116
7,410 Gorman-Rupp Co 263
43,630 Gotion High-tech Co Ltd 132
61,419 Graco, Inc 5,329
158,907 Grafton Group plc 1,845
49,541 Graphite India Ltd 327
416,568 Greaves Cotton Ltd 760
2,788,000 (c) Greentown Management Holdings Co Ltd 1,918
88,100 Griffon Corp 5,370
67,872 Grindwell Norton Ltd 1,899
509,993 (b) Grupo Carso S.A. de C.V. (Series A1) 5,694
134,538 (b) Grupo Rotoplas SAB de C.V. 238
56,409 (a) GS Engineering & Construction Corp 656
45,308 GS Holdings Corp 1,434
67,154 GS Yuasa Corp 942
70,630 GT Capital Holdings, Inc 753
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 376
48,989 (a),(c) GVS S.p.A 303
616,497 Haitian International Holdings Ltd 1,526
4,838 (a) Hana Technology Co Ltd 256
325,668 Hangzhou Steam Turbine Power Group Co Ltd 301
42,279 Hanwa Co Ltd 1,493
13,757 (a) Hanwha Corp 149
29,715 (a) Hanwha Corp 592
500,585 (a) Hanwha Systems Co Ltd 6,731
1,828,000 Harbin Power Equipment 485
44,400 (b) Harmonic Drive Systems, Inc 1,306
206,914 Havells India Ltd 3,400
100,908 (a) Hayward Holdings, Inc 1,372
123,436 Hazama Ando Corp 975
84,247 HBL Power Systems Ltd 441
9,754 HD Hyundai Construction Equipment Co Ltd 390
17,951 HD Hyundai Electric Co Ltd 1,141
18,162 (a) HD Hyundai Heavy Industries Co Ltd 1,812
28,827 (a) HDC Hyundai Development Co-Engineering & Construction 326
9,493 HEG Ltd 218
53,810 HEICO Corp 9,625
60,679 HEICO Corp (Class A) 8,643
222,410 (a) Heidelberger Druckmaschinen 304
71,750 (a) Hellenic Technodomiki Tev S.A. 202
240,235 (b) Hensoldt AG. 6,470
104,697 (a) Hexagon Composites ASA 298
135,269 (b) Hexatronic Group AB 367
63,991 Hexcel Corp 4,719
10,368 HG Infra Engineering Ltd 106
3,800 Hikari Tsushin, Inc 628
2,054,315 (a) Hillman Solutions Corp 18,920
180,077 Hindustan Aeronautics Ltd 6,066
808,836 (a) Hindustan Construction Co 278
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
18,211 Hindware Home Innovation Ltd $ 111
243,900 Hino Motors Ltd 799
8,200 Hirata Corp 365
196,600 (a) Hitachi Construction Machinery Co Ltd 5,175
8,699 Hitachi Energy India Ltd 550
2,058,791 (a) Hitachi Ltd 148,088
692,520 Hitachi Zosen Corp 4,589
219,643 Hiwin Technologies Corp 1,679
34,103 Hochtief AG. 3,777
2,804,377 Honeywell International, Inc 588,106
25,385 Hongfa Technology Co Ltd 99
88,600 Hoshizaki Corp 3,237
33,074 (a) Hosken Consolidated Investments Ltd 364
1,342,519 Howden Joinery Group plc 13,899
786,997 Howmet Aerospace, Inc 42,592
3,394 Hoymiles Power Electronics, Inc 129
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
520,051 Hubbell, Inc 171,060
13,135 Huber & Suhner AG. 1,063
42,768 Huntington Ingalls Industries, Inc 11,104
364,934 (b) Husqvarna AB (B Shares) 3,010
5,369 (a) Hyosung Corp 263
3,921 (a) Hyosung Heavy Industries Corp 492
9,610 Hyster-Yale Materials Handling, Inc 598
19,287 (a) Hyundai Elevator Co Ltd 662
32,607 (a) Hyundai Engineering & Construction Co Ltd 880
17,911 (a) Hyundai Heavy Industries 1,675
10,144 (a) Hyundai Mipo Dockyard 666
60,024 (a) Hyundai Rotem Co Ltd 1,235
23,077 Idec Corp 468
41,919 IDEX Corp 9,101
4,658,400 IJM Corp BHD 1,905
252,529 Illinois Tool Works, Inc 66,147
57,655 IMCD NV 10,041
661,403 IMI plc 14,172
17,042 (b) Implenia AG. 619
116,736 Inaba Denki Sangyo Co Ltd 2,809
31,698 Inabata & Co Ltd 704
24,348 (c) IndiaMart InterMesh Ltd 796
25,964 (b) Industrie De Nora S.p.A 451
1,353,146 Industries Qatar QSC 4,787
283,250 Indutrade AB 7,382
670,266 Infratil Ltd 4,249
279,525 INFRONEER Holdings, Inc 2,778
31,770 Ingersoll Rand India Ltd 1,188
713,931 Ingersoll Rand, Inc 55,215
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0 ^
48,761 (a) Inox Wind Ltd 293
161,802 (a) InPost S.A. 2,240
239,906 Instalco AB 973
61,677 Interpump Group S.p.A. 3,200
537 (b) Interroll Holding AG. 1,707
152,275 Investment AB Latour 3,972
44,573 INVISIO AB 867
118,093 Inwido AB 1,585
1,146,021 Iochpe-Maxion S.A. 3,039
940,977 IRB Infrastructure Developers Ltd 469
214,007 (c) IRCON International Ltd 440
9,104 (a) IS Dongseo Co Ltd 204
24,857 ISGEC Heavy Engineering Ltd 293
112,900 Ishikawajima-Harima Heavy Industries Co Ltd 2,203
30,600 (a),(b) Ispace, Inc 198
368,011 (a),(b) ITM Power plc 279
969,949 (b) Itochu Corp 39,516

SHARES DESCRIPTION
REFERENCERATE & SPREAD
445,216 ITT, Inc $ 53,123
167,869 (a) Iveco Group NV 1,514
173,573 (a) Jain Irrigation Systems Ltd 132
1,108,760 Jamna Auto Industries Ltd 1,487
1,215,334 (a) Janus International Group, Inc 15,860
9,132 Japan Pulp & Paper Co Ltd 322
88,661 Japan Steel Works Ltd 1,535
81,600 Jardine Cycle & Carriage Ltd 1,839
130,436 Jardine Matheson Holdings Ltd 5,369
23,600 JDC Corp 98
7,782 (a) Jeio Co Ltd 164
152,606 (a) JELD-WEN Holding, Inc 2,881
2,101,056 JG Summit Holdings (Series B) 1,448
476,700 JGC Corp 5,486
74,804 Jiangsu Hengli Hydraulic Co Ltd 577
194,918 Jiangsu Zhongtian Technology Co Ltd 343
86,300 (a) Jiangxi Special Electric Motor Co Ltd 164
179,580 Johns Lyng Group Ltd 749
15,401 (c) JOST Werke SE 753
4,812 Judges Scientific plc 560
39,955 Jungheinrich AG. 1,463
77,647 Jupiter Wagons Ltd 298
2,477 Kaba Holding AG. 1,338
65,457 Kajaria Ceramics Ltd 1,024
346,150 Kajima Corp 5,772
103,072 (a) Kaleseramik Canakkale Kalebodur Seramik Sanayi AS. 225
66,804 Kalpataru Projects International Ltd 569
43,170 Kaman Corp 1,034
111,800 Kanamoto Co Ltd 2,315
428,201 Kandenko Co Ltd 4,177
63,300 Kanematsu Corp 925
12,045 (a) Kangwon Energy Co Ltd 166
52,000 Kaori Heat Treatment Co Ltd 377
52,035 Kardex Holding AG. 13,501
14,400 Katakura Industries Co Ltd 167
122,800 Kawasaki Heavy Industries Ltd 2,706
7,294 KCC Glass Corp 233
106,168 KEC International Ltd 751
44,100 Keda Industrial Group Co Ltd 66
48,229 KEI Industries Ltd 1,882
82,000 Keihan Electric Railway Co Ltd 2,140
53,948 Keller Group plc 605
13,622 (a),(b) Kempower Oyj 479
143,000 Kenmec Mechanical Engineering Co Ltd 293
6,320 Kennametal India Ltd 189
9,735 (a) KEPCO Engineering & Construction Co, Inc 469
1,185,327 Keppel Corp Ltd 6,342
369,575 (a) Kier Group plc 505
267,835 (a) Kiler Holding AS. 311
297,471 Kinden Corp 5,046
3,644 Kingspan Group plc 315
83,000 Kinik Co 518
226,562 KION Group AG. 9,670
18,681 Kirloskar Brothers Ltd 199
22,735 Kirloskar Pneumatic Co Ltd 165
213,000 Kitz Corp 1,817
241,836 Kloeckner & Co AG. 1,834
724,205 Knorr-Bremse AG. 46,773
134,623 KNR Constructions Ltd 415
656,146 KOC Holding AS 3,151
1,188,359 Komatsu Ltd 30,925
3,231 (b) Komax Holding AG 771
637,275 Kone Oyj (Class B) 31,877
248,518 Konecranes Oyj 11,211
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
297,017 Kongsberg Gruppen ASA $ 13,598
239,154 Koninklijke BAM Groep NV 639
75,342 Kontrolmatik Enerji Ve Muhendislik AS. 555
63,957 (a) Korea Aerospace Industries Ltd 2,476
4,002 Korea Electric Terminal Co Ltd 233
493,268 (a),(b) Kornit Digital Ltd 9,451
945,353 (a) Kratos Defense & Security Solutions, Inc 19,181
11,349 Krones AG. 1,401
9,687 KSB Ltd 404
113,176 (a) Kuang-Chi Technologies Co Ltd 236
819,409 Kubota Corp 12,298
26,204 Kumagai Gumi Co Ltd 669
63,000 Kung Long Batteries Industrial Co Ltd 271
77,300 Kurita Water Industries Ltd 3,015
18,310 Kvutzat Acro Ltd 198
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 340
77,255 Kyowa Exeo Corp 1,715
34,122 Kyudenko Corp 1,228
3,812 (a) Kyung Dong Navien Co Ltd 139
187,863 L3Harris Technologies, Inc 39,568
3,506 Lakshmi Machine Works Ltd 579
582,698 Larsen & Toubro Ltd 24,676
8,671 Legrand S.A. 903
29,327 Lennox International, Inc 13,124
412,758 Leonardo S.p.A. 6,820
80,769 (a) LG Corp 5,367
27,572 (a) LG Energy Solution Ltd 9,099
241,595 Lifco AB 5,931
10,177 (a) LIG Nex1 Co Ltd 1,030
130,990 (a) Limbach Holdings, Inc 5,956
22,635 Lincoln Electric Holdings, Inc 4,922
62,857 Lindab International AB 1,240
68,951 (a),(b) Lion Electric Co 123
16,460 LISI 430
222,900 LIXIL Group Corp 2,778
427,500 LK Technology Holdings Ltd 276
303,733 Lloyds Steels Industries Ltd 151
131,708 Lockheed Martin Corp 59,695
6,221,000 Lonking Holdings Ltd 973
14,638 (a) LS Cable Ltd 1,054
11,703 (a) LS Electric Co Ltd 662
2,673,700 LT Group, Inc 434
8,582 LU-VE S.p.A 219
52,650 Luxfer Holdings plc 471
34,405 (a) LX Holdings Corp 188
20,292 (a) LX INTERNATIONAL CORP 462
85,763 (b) Maas Group Holdings Ltd 228
800,864 Mabuchi Motor Co Ltd 13,266
114,795 Maire Tecnimont S.p.A 624
18,239 Makino Milling Machine Co Ltd 757
182,547 Makita Corp 5,021
2,025,200 Malaysian Resources Corp Bhd 196
78,974 Man Infraconstruction Ltd 205
11,755 Manitou BF S.A. 301
1,951,000 Marcopolo S.A. 2,836
1,169,516 Marubeni Corp 18,414
12,200 MARUKA FURUSATO Corp 227
649,008 Masco Corp 43,471
47,586 (a) Mastec, Inc 3,603
20,900 Max Co Ltd 486
1,326 MBB SE 138
7,840 McGrath RentCorp 938
157,789 (a) MDA Ltd 1,372
153,015 MDU Resources Group, Inc 3,030

SHARES DESCRIPTION
REFERENCERATE & SPREAD
79,471 Meidensha Corp $ 1,368
11,117 (b) Meier Tobler Group AG. 488
3,630,650 Melrose Industries plc 26,244
467,003 Metallurgical Corp of China Ltd 201
18,900 METAWATER Co Ltd 293
699,073 Metso Outotec Oyj 7,097
20,314 (a) Middleby Corp 2,990
38,094 Mie Kotsu Group Holdings, Inc 163
92,000 Mills Estruturas e Servicos de Engenharia S.A. 257
296,000 Minebea Co Ltd 6,059
115,600 Ming Yang Smart Energy Group Ltd 204
4,400 (a) Mirai Industry Co Ltd 102
381,262 MIRAIT ONE corp 5,020
231,600 MISUMI Group, Inc 3,910
2,964,309 Mitsubishi Corp 47,219
2,736,200 Mitsubishi Electric Corp 38,701
261,262 Mitsubishi Heavy Industries Ltd 15,212
29,800 Mitsubishi Logisnext Co Ltd 291
19,250 Mitsuboshi Belting Co Ltd 597
1,353,626 Mitsui & Co Ltd 50,712
72,800 Miura Co Ltd 1,446
71,357 Monadelphous Group Ltd 722
6,740,670 MonotaRO Co Ltd 73,347
71,442 (a),(c) Montana Aerospace AG. 1,501
49,380 Moog, Inc (Class A) 7,149
216,778 Morgan Crucible Co plc 782
32,719 Morgan Sindall plc 924
92,444 Mori Seiki Co Ltd 1,764
89,100 Morita Holdings Corp 980
75,771 Mota Engil SGPS S.A. 332
284,264 (a) MRC Global, Inc 3,130
35,316 MSC Industrial Direct Co (Class A) 3,576
13,325 (a) MTAR Technologies Ltd 353
74,599 MTU Aero Engines Holding AG. 16,072
301,060 Mueller Industries, Inc 14,195
3,350,526 (a) Multiply Group PJSC 2,898
304,907 (b),(c) Munters Group AB 4,972
47,070 (a) MYR Group, Inc 6,808
67,061 Mytilineos Holdings S.A. 2,717
557,300 (b) Nabtesco Corp 11,348
11,933 Nachi-Fujikoshi Corp 310
279,300 Nagase & Co Ltd 4,467
428,319 NARI Technology Co Ltd 1,348
1,587,456 National Industries Group Holding SAK 1,053
48,835 Nava Bharat Ventures Ltd 257
8,505,529 NBCC India Ltd 8,330
64,556 (b) NCC AB (B Shares) 805
3,919,827 NCC Ltd 7,849
1,380,436 (a) NEL ASA 932
22,788 Nexans S.A. 1,999
48,630 (a),(b) NEXTracker, Inc 2,278
71,189 (a),(b) NFI Group, Inc 736
164,400 NGK Insulators Ltd 1,961
1,592,966 Nibe Industrier AB 11,186
375,140 Nichias Corp 8,999
10,000 Nichiden Corp 203
17,545 Nichiha Corp 368
76,900 Nidec Corp 3,100
142,967 Nikkiso Co Ltd 1,042
7,711 (a) Nilfisk Holding A.S. 135
17,480 Ningbo Deye Technology Co Ltd 207
31,900 Ningbo Orient Wires & Cables Co Ltd 192
15,213 Ningbo Ronbay New Energy Technology Co Ltd 85
13,500 Nippon Carbon Co Ltd 419
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
29,959 Nippon Densetsu Kogyo Co Ltd $ 422
15,500 Nippon Road Co Ltd 225
26,165 Nishimatsu Construction Co Ltd 728
15,400 Nishio Rent All Co Ltd 447
100,531 Nisshinbo Industries, Inc 815
56,400 Nitta Corp 1,467
17,700 Nitto Boseki Co Ltd 575
19,835 Nitto Kogyo Corp 505
42,346 (a) NKT Holding AS 2,911
149,360 Nolato AB 785
96,566 (a) Nordex AG. 1,108
42,485 Nordson Corp 11,223
5,183 Noritake Co Ltd 251
15,951 Noritsu Koki Co Ltd 338
13,031 Noritz Corp 139
24,405 Norma Group SE 431
81,200 North Industries Group Red Arrow Co Ltd 161
245,388 Northrop Grumman Corp 114,876
1,183,014 (a) NOW, Inc 13,392
341,248 NRW Holdings Ltd 693
311,900 NSK Ltd 1,685
310,861 NTN Corp 572
1,676,357 nVent Electric plc 99,056
864,000 NWS Holdings Ltd 815
52,246 Obara Corp 1,396
531,500 Obayashi Corp 4,591
155,366 (b) OC Oerlikon Corp AG. 702
53,421 Oiles Corp 750
19,467 Okuma Holdings, Inc 836
21,500 Okumura Corp 713
27,288 Olectra Greentech Ltd 441
3,740 Omega Flex, Inc 264
285,060 (a),(b) Opus Global Rt 314
49,748 Organo Corp 2,053
62,606 OSG Corp 895
55,200 Oshkosh Corp 5,984
9 OSRAM Licht AG. 1
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 498
208,687 Owens Corning, Inc 30,934
121,078 (a) OX2 AB 659
345,869 PACCAR, Inc 33,774
11,801 Palfinger AG. 328
667,806 Parker-Hannifin Corp 307,658
7,070 Park-Ohio Holdings Corp 191
252,040 (a) Parsons Corp 15,805
166,909 (a) Patel Engineering Ltd 120
143,081 (b) Peab AB (Series B) 813
216,386 Pentair plc 15,733
1,411,800 Pentamaster Corp Bhd 1,412
223,546 Penta-Ocean Construction Co Ltd 1,253
15,169 (a) People & Technology, Inc 589
24,883 Per Aarsleff Holding A.S. 1,188
2,656 Pfeiffer Vacuum Technology AG. 452
324,770 (a) PGT Innovations, Inc 13,218
257,969 (a) Phihong Technology Co Ltd 494
407,322 (a),(b) Plug Power, Inc 1,833
93,136 PNC Infratech Ltd 393
24,133 PNE AG. 369
39,908 Polycab India Ltd 2,629
45,526 Porr AG. 638
29,106 (a) POSCO Future M Co Ltd 8,038
439,569 Power Construction Corp of China Ltd 303
4,286 Power Mech Projects Ltd 221
81,990 Praj Industries Ltd 548

SHARES DESCRIPTION
REFERENCERATE & SPREAD
18,250 Primoris Services Corp $ 606
40,560 (a) Prince Pipes & Fittings Ltd 362
8,816 Prysmian S.p.A. 402
7,928,200 (a) PSG Corp PCL 155
5,884 Pylon Technologies Co Ltd 88
1,911,010 QinetiQ plc 7,523
672,420 (a) Qua Granite Hayal 131
94,436 Quanta Services, Inc 20,379
321,287 Rail Vikas Nigam Ltd 700
6,949 (a) Rainbow Robotics 945
155,700 Raito Kogyo Co Ltd 2,084
146,500 Randon S.A. Implementos e Participacoes 386
78,500 Range Intelligent Computing Technology Group Co Ltd 281
440,401 Ras Al Khaimah Ceramics 320
5,530 Rational AG. 4,267
21,487 (a) RBC Bearings, Inc 6,121
372,000 (a),(b) Realord Group Holdings Ltd 261
96,312 (a) Redox Ltd 154
183,479 Reece Ltd 2,799
49,761 Regal-Beloit Corp 7,366
632,710 Reliance Worldwide Corp Ltd 1,911
179,601 Renew Holdings plc 1,970
138,535 Reunert Ltd 454
85,000 REV Group, Inc 1,544
447,254 Rexel S.A. 12,275
58,401 Rheinmetall AG. 18,521
43,443 Richelieu Hardware Ltd 1,573
1,682 (b) Rieter Holding AG. 180
31,051 Riyadh Cables Group Co 764
32,192 Rockwell Automation, Inc 9,995
318 Rockwool International AS (B Shares) 93
8,419 (a) Rolex Rings Ltd 255
8,929,858 (a) Rolls-Royce Holdings plc 34,062
2,280,796 Rotork plc 9,387
3,100,565 (b) RTX Corp 260,882
35,000 Ruentex Engineering & Construction Co 131
138,950 Run Long Construction Co Ltd 453
384,999 Rush Enterprises, Inc (Class A) 19,365
49,998 Russel Metals, Inc 1,699
13,900 (b) Ryobi Ltd 261
85,577 Saab AB (Class B) 5,157
321,763 Sacyr Vallehermoso S.A. 1,113
387,499 Safran S.A. 68,320
13,478 Salcef Group S.p.A 367
181,700 Sam Engineering & Equipment M Bhd 161
146,849 (a) Sambu Construction Co Ltd 261
69,656 (a) Samsung C&T Corp 6,987
61,865 (a) Samsung Engineering Co Ltd 1,386
555,653 (a) Samsung Heavy Industries Co Ltd 3,331
30,862 (a) Samsung Techwin Co Ltd 2,977
1,815,885 Sandvik AB 39,451
228,600 Sanki Engineering Co Ltd 2,834
150,041 Sanwa Shutter Corp 2,268
977,000 Sany Heavy Equipment International Holdings Co Ltd 946
454,257 Sany Heavy Industry Co Ltd 882
8,100 Sanyo Denki Co Ltd 359
280,528 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 269
30,905 Saudi Ceramic Co 225
48,038 (b) Savaria Corp 550
120,475 Schindler Holding AG. 30,162
129,681 Schindler Holding AG. (Registered) 30,797
24,395 (a) Schneider Electric Infrastructure Ltd 120
651,260 Schneider Electric S.A. 131,103
31,300 Schulz S.A. 45
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
668 Schweiter Technologies AG. $ 412
10,728 SDT Uzay VE Savunma Teknolojileri AS. 99
19,395 Sekisui Jushi Corp 341
36,234,504 (a) SembCorp Marine Ltd 3,235
7,304 Semperit AG. Holding 114
56,807 Sensata Technologies Holding plc 2,134
131,987 Seven Group Holdings Ltd 3,322
12,236 SFA Engineering Corp 288
13,902 SFS Group AG. 1,725
50,102 (a),(b) SGL Carbon AG. 360
36,500 Shandong Himile Mechanical Science & Technology Co Ltd 153
264,727 Shanghai Construction Group Co Ltd 87
830,803 Shanghai Electric Group Co Ltd 488
321,000 Shanghai Industrial Holdings Ltd 398
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 118
24,100 Shanghai Moons' Electric Co Ltd 224
224,100 Shanghai Waigaoqiao Free Trade Zone Group Co Ltd 143
141,900 Shanxi Coal International Energy Group Co Ltd 350
107,311 Shapir Engineering and Industry Ltd 689
67,140 Shenzhen Inovance Technology Co Ltd 598
150,236 Shibaura Machine Co Ltd 3,675
15,600 Shibuya Corp 270
193,000 Shihlin Electric & Engineering Corp 744
272,024 (a) Shikun & Binui Ltd 770
16,200 Shima Seiki Manufacturing Ltd 175
428,800 Shimizu Corp 2,844
1,397,000 Shin Zu Shing Co Ltd 5,616
96,484 Shinko Plantech Co Ltd 1,044
43,500 Shinmaywa Industries Ltd 362
13,083 (a) Shinsung Delta Tech Co Ltd 418
31,508 SHO-BOND Holdings Co Ltd 1,398
62,700 Shuangliang Eco-Energy Systems Co Ltd 75
210,890 Shyft Group, Inc 2,577
395,360 Sichuan Road and Bridge Group Co Ltd 418
1,514,724 Siemens AG. 284,176
2,065,565 (b) Siemens Energy AG. 27,299
77,952 Siemens India Ltd 3,768
28,700 Sieyuan Electric Co Ltd 211
651,195 (a) SIG plc 276
430,495 (c) Signify NV 14,437
2,409,859 Sime Darby BHD 1,232
1,400 Simpson Manufacturing Co, Inc 277
1,694,404 Singapore Technologies Engineering Ltd 4,990
172,100 Sinoma International Engineering Co 227
3,841,000 Sinopec Engineering Group Co Ltd 1,968
1,096,500 Sino-Thai Engineering & Construction PCL 269
679,500 Sinotruk Hong Kong Ltd 1,334
33,832 (a) SiteOne Landscape Supply, Inc 5,498
96,366 (a) SK Networks Co Ltd 429
21,677 (a) SK oceanplant Co Ltd 332
32,498 SK, Inc 4,473
12,654 Skanska AB (B Shares) 229
12,707 SKF AB (B Shares) 255
26,015 SKF India Ltd 1,438
100,978 SM Investments Corp 1,589
24,028 SMC Corp 12,853
1,948,508 Smiths Group plc 43,735
46,338 Snap-On, Inc 13,384
142,049 SNC-Lavalin Group, Inc 4,573
122,902 Sociedad Quimica y Minera de Chile S.A. (Class B) 7,363
193,402 Sojitz Holdings Corp 4,357
4,792 Solar Holdings AS (B Shares) 330

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,012 SPG Co Ltd $ 307
77,518 Spirax-Sarco Engineering plc 10,372
77,720 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,470
402,319 (a) SPX Technologies, Inc 40,638
19,067 Stabilus SE 1,298
44,389 (b) Stadler Rail AG. 1,600
115,097 Stanley Black & Decker, Inc 11,291
73,184 Stantec, Inc 5,876
62,366 (b) Star Micronics Co Ltd 758
5,480,900 (a) STARK Corp PCL 2
4,088 (b) Steico SE 152
55,655 (a) Sterling and Wilson Renewable 289
1,155,761 Storskogen Group AB 1,063
54,238 (b) Sulzer AG. 5,544
849,177 Sumitomo Corp 18,480
63,697 Sumitomo Densetsu Co Ltd 1,236
227,000 Sumitomo Heavy Industries Ltd 5,706
106,237 Sumitomo Mitsui Construction Co Ltd 299
1,188,000 (a),(b) Sun King Technology Group Ltd 198
76,270 Sungrow Power Supply Co Ltd 942
157,000 Sunonwealth Electric Machine Industry Co Ltd 549
161,984 (a),(b) Sunrun, Inc 3,180
93,063 Sunwoda Electronic Co Ltd 194
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
9,940 Suzhou Maxwell Technologies Co Ltd 182
7,605,840 (a) Suzlon Energy Ltd 3,489
169,586 Sweco AB 2,276
473,625 Ta Ya Electric Wire & Cable 531
77,022 Tadano Ltd 642
43,266 (a) Taihan Electric Wire Co Ltd 338
7,343 Taihei Dengyo Kaisha Ltd 232
18,353 Taikisha Ltd 531
139,041 Taisei Corp 4,748
937,000 Taiwan Glass Industrial Corp 578
11,439 Takamatsu Corp 224
28,364 Takara Standard Co Ltd 328
91,641 Takasago Thermal Engineering Co Ltd 2,089
227,400 Takeuchi Manufacturing Co Ltd 6,885
47,400 Takuma Co Ltd 600
48,667 (c) Talgo S.A. 236
1,197,000 (a) Tatung Co Ltd 1,636
46,100 Taurus Armas S.A. 144
306,375 TBEA Co Ltd 596
38,565 TD Power Systems Ltd 120
144,324 Techno Electric & Engineering Co Ltd 1,386
3,247,969 Techtronic Industries Co 38,700
969,000 Teco Electric and Machinery Co Ltd 1,475
9,186 Tega Industries Ltd 127
109,417 Tekfen Holding AS 137
119,020 Tennant Co 11,032
84,492 Texmaco Rail & Engineering Ltd 174
59,250 Textron, Inc 4,765
125,828 Thales S.A. 18,632
4,210,000 (a),(b) Theme International Holdings Ltd 259
264,979 (a) Thermon Group Holdings, Inc 8,630
94,300 (a) THK Co Ltd 1,843
17,597 (a) Thyssenkrupp Nucera AG. & Co KGaa 359
22,895 Timken Co 1,835
24,981 Timken India Ltd 976
44,957 Titagarh Rail System Ltd 563
162,824 (a) Titan Machinery, Inc 4,702
74,646 Titan Wind Energy Suzhou Co Ltd 122
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
86,427 TK Corp $ 986
33,122 TKH Group NV 1,447
10,000 Toa Corp/Tokyo 252
184,811 Tocalo Co Ltd 1,954
183,756 Toda Corp 1,214
4,615 Toenec Corp 149
76,400 TOKAI Holdings Corp 521
66,902 Tokyu Construction Co Ltd 378
197,724 TOMRA Systems ASA 2,397
2,370 (a) Top Material Co Ltd 110
77,776 Toro Co 7,466
151,017 Toromont Industries Ltd 13,232
15,877 Totetsu Kogyo Co Ltd 356
108,650 Toto Ltd 2,854
224,003 Toyo Construction Co Ltd 1,893
11,100 Toyo Tanso Co Ltd 375
119,300 Toyota Industries Corp 9,698
173,100 Toyota Tsusho Corp 10,158
1,149,737 Trane Technologies plc 280,421
43,118 TransDigm Group, Inc 43,618
172,046 Travis Perkins plc 1,813
457,073 Trelleborg AB (B Shares) 15,341
81,893 (a) Trex Co, Inc 6,780
798,140 (a) Triumph Group, Inc 13,233
184,000 (a),(b) Triumph New Energy Co Ltd 100
1,147,201 (a) Triveni Turbine Ltd 5,845
31,567 (b) Troax Group AB 776
35,910 Trusco Nakayama Corp 621
94,290 Tsubakimoto Chain Co 2,699
32,500 Tsugami Corp 279
6,100 (a) Tsurumi Manufacturing Co Ltd 160
50,100 Tupy S.A. 300
1,116,129 Turkiye Sise ve Cam Fabrikalari AS 1,732
156,758 Tyman plc 628
45,910 UFP Industries, Inc 5,764
6,200 Union Tool Co 147
133,000 United Integrated Services Co Ltd 1,145
191,043 United Rentals, Inc 109,548
75,700 Ushio, Inc 1,085
328,800 (a) UWC BHD 252
27,167 (a) V2X, Inc 1,262
126,415 (b) Valmet Oyj 3,656
15,861 (a),(b) Varta AG. 363
28,421 (c) VAT Group AG. 14,275
177,837 Veidekke ASA 1,789
606,700 Ventia Services Group Pty Ltd 1,299
557,493 Vertiv Holdings Co 26,776
716,972 Vestas Wind Systems A.S. 22,686
5,614 Vesuvius India Ltd 242
204,603 Vesuvius plc 1,255
450,616 V-Guard Industries Ltd 1,583
844,524 Vinci S.A. 106,279
263,603 Volex plc 1,072
3,617 Voltamp Transformers Ltd 283
166,293 Voltas Ltd 1,954
56,000 Voltronic Power Technology Corp 3,114
166,503 Volution Group plc 919
6,679 Volvo AB (A Shares) 177
428,116 Volvo AB (B Shares) 11,140
7,879 Vossloh AG. 365
195,133 W.W. Grainger, Inc 161,705
300,350 Wabash National Corp 7,695

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
82,172 Wacker Construction Equipment AG. $ 1,657
127,000 Waffer Technology Corp 472
66,500 Wakita & Co Ltd 753
2,429,848 Walsin Lihwa Corp 3,054
452,272 Wartsila Oyj (B Shares) 6,573
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 62
24,868 Watsco, Inc 10,655
287,329 Webuild SpA 581
1,424,250 WEG S.A. 10,820
834,709 Weichai Power Co Ltd 1,395
218,186 Weichai Power Co Ltd (Class A) 420
940,741 Weir Group plc 22,605
333,854 WESCO International, Inc 58,051
963,001 Westinghouse Air Brake Technologies Corp 122,205
145,822 (a) WillScot Mobile Mini Holdings Corp 6,489
59,750 Wilson Bayly Holmes-Ovcon Ltd 425
108,045 Woodward Inc 14,708
653,714 Worley Ltd 7,792
8,118 (a) W-Scope Chungju Plant Co Ltd 278
82,005 (b) WSP Global, Inc 11,495
677,038 XCMG Construction Machinery Co Ltd 521
204,711 Xiamen C & D, Inc 278
159,367 Xinjiang Goldwind Science & Technology Co Ltd - A 180
1,391,578 Xinyi Glass Holdings Co Ltd 1,563
102,300 Xxentria Technology Materials Corp 241
187,076 Xylem, Inc 21,394
25,780 YAMABIKO Corp 273
41,270 Yamazen Corp 348
7,206,700 Yangzijiang Shipbuilding Holdings Ltd 8,131
36,511 Yankey Engineering Co Ltd 376
44,000 Yaskawa Electric Corp 1,831
165,274 (a),(c) Yellow Cake plc 1,303
30,113 (a) YEO Teknoloji Enerji VE Endustri AS. 168
82,179 Yokogawa Bridge Holdings Corp 1,475
13,552 Yuasa Trading Co Ltd 455
2,369 (a) Yunsung F&C Co Ltd 206
118,100 Yurtec Corp 939
7,895 Zehnder Group AG. 503
24,900 Zhefu Holding Group Co Ltd 12
119,663 Zhejiang Chint Electrics Co Ltd 363
19,792 Zhejiang Dingli Machinery Co Ltd 143
46,500 Zhejiang Sanhua Intelligent Controls Co Ltd 193
79,151 Zhejiang Weixing New Building Materials Co Ltd 162
117,200 Zhengzhou Yutong Bus Co Ltd 219
38,825 Zhuzhou CRRC Times Electric Co Ltd 199
205,100 Zhuzhou CSR Times Electric Co Ltd 586
117,700 Zhuzhou Kibing Group Co Ltd 114
493,539 Zoomlion Heavy Industry Science and Technology Co Ltd - A 454
TOTAL CAPITAL GOODS 9,918,900
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
154,100 (a) ACV Auctions, Inc 2,335
508,034 Adecco S.A. 24,951
15,020 Aeon Delight Co Ltd 379
68,531 AFRY AB 950
1,190,837 (a) Aker Carbon Capture ASA 1,588
1,320,122 (a) Alight, Inc 11,261
82,890 Alpha Financial Markets Consulting plc 412
369,351 ALS Ltd 3,235
5,010 Amadeus Fire AG 680
26,600 Ambipar Participacoes e Empreendimentos S 89
167,999 (b) APM Human Services International ltd 140
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,350 Applus Services S.A. $ 1,141
243,700 (a) ARAMARK Uniform Services 5,152
331,180 Arcadis NV 17,891
163,260 (a) ASGN, Inc 15,701
337,477 Automatic Data Processing, Inc 78,622
20,130 Barrett Business Services, Inc 2,331
767,900 BayCurrent Consulting, Inc 26,881
33,462 (c) Befesa S.A. 1,298
27,600 Bell System24 Holdings, Inc 342
54,900 (b) Benefit One, Inc 824
4,149 Bertrandt AG. 235
23,033 Bilfinger Berger AG. 886
61,500 Binjiang Service Group Co Ltd 130
85,236 BLS International Services Ltd 327
52,113 Booz Allen Hamilton Holding Corp 6,666
48,567 Boyd Group Services, Inc 10,207
2,134,567 Brambles Ltd 19,785
166,187 (c) Bravida Holding AB 1,336
318,780 (a) BrightView Holdings, Inc 2,684
26,750 Brink's Co 2,353
7,030 Broadridge Financial Solutions, Inc 1,446
15,719 (b) Brunel International NV 194
440,143 Bureau Veritas S.A. 11,136
12,877 Calian Group Ltd 557
1,553,645 (a) Capita Group plc 436
14,730 (a) CBIZ, Inc 922
441,720 (a) CECO Environmental Corp 8,958
4,558 Cewe Stiftung & Co KGAA 509
1,069,000 (a),(b) China Conch Environment Protection Holdings Ltd 214
1,680,085 China Everbright Environment Group Ltd 547
25,180 (a) Cimpress plc 2,016
61,363 Cintas Corp 36,981
19,617 (a) Clean Harbors, Inc 3,423
54,000 Cleanaway Co Ltd 317
1,697,124 Cleanaway Waste Management Ltd 3,111
50,986 CMS Info Systems Ltd 234
25,590 Computer Age Management Services Ltd 815
587,772 Computershare Ltd 9,790
226,468 (c) Coor Service Management Holding AB 977
646,424 (a) Copart, Inc 31,675
258,873 (a) CoStar Group, Inc 22,623
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 435
167,100 Dai Nippon Printing Co Ltd 4,935
32,700 (a) Daiei Kankyo Co Ltd 577
31,665 Daiseki Co Ltd 877
4,454 Danel Adir Yeoshua Ltd 368
294,733 Derichebourg 1,659
28,564 dip Corp 649
28,297 DKSH Holding AG. 1,965
5,455 DO & CO AG. 809
506,493 Downer EDI Ltd 1,519
49,827 (a) Driven Brands Holdings, Inc 711
206,362 Dun & Bradstreet Holdings, Inc 2,414
29,098 Duskin Co Ltd 691
451,000 Dynagreen Environmental Protection Group Co Ltd 136
18,137 eClerx Services Ltd 565
8,914 (a) Ecopro HN Co Ltd 473
30,000 ECOVE Environment Corp 301
643,947 Elis S.A. 13,459
22,920 en-japan, Inc 442
155,018 Ennis, Inc 3,396

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
41,305 Equifax, Inc $ 10,214
494,095 (a) ExlService Holdings, Inc 15,243
1,147,113 Experian Group Ltd 46,797
29,016 Fila S.p.A 281
108,403 (a),(c),(d) Finablr plc 1
311,087 Firstsource Solutions Ltd 690
108,985 (a),(b) Fiverr International Ltd 2,967
853,200 Frontken Corp Bhd 601
25,425 (a) FTI Consulting, Inc 5,063
14,265 Fullcast Co Ltd 185
28,454 (b) Funai Soken Holdings, Inc 516
11,303 (a) GDI Integrated Facility Services, Inc 312
152,697 GFL Environmental, Inc 5,268
5,914 GL Events 128
274,200 (c) GPS Participacoes e Empreendimentos S.A. 1,063
1,244,095 Hays plc 1,731
836,380 Healthcare Services Group 8,673
425,710 Herman Miller, Inc 11,358
12,385 Hilan Ltd 652
98,650 HNI Corp 4,127
19,682 (a),(e) Horizon Construction Development Ltd 12
101,220 (a) Huron Consulting Group, Inc 10,405
84,086 ICF International, Inc 11,275
185,745 Indian Railway Catering & Tourism Corp Ltd 1,980
3,210,900 Infomart Corp 11,259
42,012 Insource Co Ltd 263
41,260 Insperity, Inc 4,837
97,280 Intertek Group plc 5,266
60,317 (b) Intrum Justitia AB 417
70,870 ION Exchange India Ltd 478
174,441 IPH Ltd 763
245,056 ISS A.S. 4,680
132,000 JAC Recruitment Co Ltd 607
94,170 Jacobs Solutions, Inc 12,223
156,300 Japan Elevator Service Holdings Co Ltd 2,585
1,092,972 Johnson Service Group plc 1,973
102,205 KBR, Inc 5,663
70,027 (a) KEPCO Plant Service & Engineering Co Ltd 1,848
68,328 Kforce, Inc 4,616
66,508 Kokuyo Co Ltd 1,080
73,500 Kosaido Holdings Co Ltd 395
143,000 L&K Engineering Co Ltd 790
41,370 (a) Latent View Analytics Ltd 226
1,768,754 Learning Technologies Group plc 1,826
423,056 Link Administration Holdings Ltd 629
40,789 (b) Link And Motivation, Inc 161
57,890 Loomis AB 1,541
32,564 (b) Mader Group Ltd 152
19,869 Maharah Human Resources Co 414
7,600 Management Solutions Co Ltd 185
38,322 Manpower, Inc 3,045
65,438 (a) Marlowe plc 359
5,762 Matsuda Sangyo Co Ltd 98
190,336 MAXIMUS, Inc 15,962
47,042 McMillan Shakespeare Ltd 511
59,784 Meitec Corp 1,196
263,651 Michael Page International plc 1,637
28,520 (a) Mistras Group, Inc 209
1,034,623 Mitie Group 1,310
20,344 Mitsubishi Pencil Co Ltd 301
175,090 (a) Montrose Environmental Group, Inc 5,626
27,968 MSA Safety, Inc 4,722
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,343,054 My EG Services Bhd $ 770
23,660 (a) NICE Information Service Co Ltd 174
254,100 Nihon M&A Center Holdings, Inc 1,398
12,700 Nippon Kanzai Holdings Co Ltd 231
153,211 Nippon Parking Development Co Ltd 208
217,548 Nomura Co Ltd 1,354
46,128 Okamura Corp 711
44,147 Open Up Group, Inc 734
40,700 (a) Orizon Valorizacao de Residuos S.A. 324
88,509 Outsourcing, Inc 1,087
696,800 (a) Park24 Co Ltd 8,906
14,600 Pasona Group, Inc 273
138,981 Paychex, Inc 16,554
17,825 Paycom Software, Inc 3,685
1,420,700 Persol Holdings Co Ltd 2,431
23,042 Pilot Corp 685
65,627 Prestige International, Inc 279
333,167 (c) Prosegur Cash S.A. 198
145,397 Prosegur Cia de Seguridad S.A. 282
51,175 (a),(c) Quess Corp Ltd 321
721,406 (a),(b) Raksul, Inc 6,467
116,096 Randstad Holdings NV 7,286
119,727 (b) RB Global, Inc 8,012
137,104 RB Global, Inc 9,171
3,693,371 Recruit Holdings Co Ltd 154,424
2,241,224 RELX plc 88,918
58,186 (a) Renewi plc 474
3,815,639 Rentokil Initial plc 21,506
113,102 Republic Services, Inc 18,652
170,672 RITES Ltd 1,030
79,712 Robert Half International, Inc 7,008
193,747 Rollins, Inc 8,461
218,362 RWS Holdings plc 698
13,937 (a) S1 Corp (Korea) 647
18,552 Sato Corp 278
32,578 Saudi Airlines Catering Co 1,098
90,866 (a) Sdiptech AB 2,437
1,845 (b) Seche Environnement S.A. 224
103,182 Secom Co Ltd 7,423
516,453 Securitas AB (B Shares) 5,063
884,810 Serco Group plc 1,823
86,651 SGS S.A. 7,481
48,935 Shanghai M&G Stationery, Inc 259
100,500 (a),(d) Shanghai Youngsun Investment Co Ltd 1
34,894 (a) SIS Ltd 190
102,415 Smart Metering Systems plc 1,227
104,963 SmartGroup Corp Ltd 623
58,287 SMS Co Ltd 1,195
19,651 Societe BIC S.A. 1,365
300,500 Sohgo Security Services Co Ltd 1,727
11,510 (a) SP Plus Corp 590
826,705 SPIE S.A. 25,877
63,000 Sporton International, Inc 494
112,112 Sthree plc 594
4,560 (a) Sungeel Hitech Co Ltd 384
48,350 Sunny Friend Environmental Technology Co Ltd 181
196,000 Taiwan Secom Co Ltd 747
216,000 Taiwan-Sogo Shinkong Security Corp 284
18,773 Takkt AG. 280
10,648 (a) TeamLease Services Ltd 409
976,354 TechnoPro Holdings, Inc 25,631
86,038 Teleperformance 12,597

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,568 (a) TELUS International CDA, Inc $ 486
69,859 Tetra Tech, Inc 11,662
116,484 Thomson Reuters Corp 17,031
19,443 (b) Tinexta Spa 435
69,240 TKC 1,843
202,100 Toppan Printing Co Ltd 5,628
18,261 (a) Trans Cosmos, Inc/Japan 390
145,122 TransUnion 9,971
38,800 TRE Holdings Corp 302
95,457 (a) TriNet Group, Inc 11,353
1,023,260 (a) Upwork, Inc 15,216
26,099 UT Group Co Ltd 451
1,060,238 (a) Veralto Corp 87,215
490,064 Verisk Analytics, Inc 117,057
126,690 (a) Viad Corp 4,586
38,600 (a),(b) Visional, Inc 2,452
322,618 Waste Connections, Inc 48,157
479,410 Waste Management, Inc 85,862
9,900 WDB Holdings Co Ltd 155
19,700 (b) Weathernews, Inc 755
308,517 Wolters Kluwer NV 43,893
231,000 (a),(b),(d) Youyuan International Holdings Ltd 0 ^
74,060 Zhejiang Weiming Environment Protection Co Ltd 167
82,000 (a),(b) Zonqing Environmental Ltd 258
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,592,637
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.6%
232,930 Aaron's Co, Inc 2,534
81,600 ABC-Mart, Inc 1,424
234,320 (a) Abercrombie & Fitch Co (Class A) 20,672
22,145 (a),(b) About You Holding SE 106
2,758,342 Abu Dhabi National Oil Co for Distribution PJSC 2,779
318,488 Academy Sports & Outdoors, Inc 21,020
286,095 Accent Group Ltd 378
6,071,700 ACE Hardware Indonesia Tbk PT 284
20,230 Adastria Holdings Co Ltd 498
45,653 Advance Auto Parts, Inc 2,786
94,574 Ali Alghanim Sons Automotive Co KSCC 325
27,776,941 Alibaba Group Holding Ltd 267,562
441,027 (a),(c) Allegro.eu S.A. 3,733
11,190 (b) Alpen Co Ltd 154
85,510 AlSaif Stores For Development & Investment Co 203
17,889,675 (a) Amazon.com, Inc 2,718,157
320,748 (a) AO World plc 402
124,700 AOKI Holdings, Inc 1,007
22,644 Arata Corp 498
43,976 Arc Land Sakamoto Co Ltd 523
73,686 (a),(b) Aritzia, Inc 1,529
61,756 Arko Corp 510
57,317 Arvind Fashions Ltd 282
628,628 ASKUL Corp 9,561
65,419 (a),(b) ASOS plc 355
450,000 Aurora Design PCL 203
82,297 (a),(b),(c) Auto1 Group SE 588
113,388 Autobacs Seven Co Ltd 1,253
17,740 (a) AutoCanada, Inc 307
14,190 Autohellas Tourist and Trading S.A. 200
21,396 (a) Autonation, Inc 3,213
13,751 (a) Autozone, Inc 35,555
1,761,219 B&M European Value Retail S.A. 12,558
1,566,385 (a),(b) Baozun, Inc (ADR) 4,292
962,221 Bapcor Ltd 3,633
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
51,600 Bath & Body Works, Inc $ 2,227
30,005 Belluna Co Ltd 132
1,523,000 Bermaz Auto Bhd 782
146,041 Best Buy Co, Inc 11,432
75,000 BIC CAMERA, Inc 714
129,160 (b) Big Lots, Inc 1,006
44,099 Bilia AB 589
750,974 (a),(b) boohoo Group plc 393
41,443 (a),(c) Boozt AB 556
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
162,730 Buckle, Inc 7,733
50,923,700 (a) Bukalapak.com PT Tbk 714
112,555 (a) Burlington Stores, Inc 21,890
34,810 (b) Canadian Tire Corp Ltd 3,697
118,835 (a) Carmax, Inc 9,119
1,147,893 (a) CarParts.com, Inc 3,627
119,900 Cato Corp (Class A) 856
105,919 (a) Ceconomy AG 289
1,497,665 Central Retail Corp PCL 1,799
206,498 (a) Cettire Ltd 408
500,000 China Meidong Auto Holdings Ltd 305
161,000 (b) China Tobacco International HK Co Ltd 204
100,400 (b),(c) China Tourism Group Duty Free Corp Ltd 987
98,941 China Tourism Group Duty Free Corp Ltd 1,168
1,838,000 Chow Tai Fook Jewellery Group Ltd 2,738
34,267 Clas Ohlson AB (B Shares) 538
712,200 Com7 PCL (Foreign) 496
821,754 (a) Coupang, Inc 13,304
8,505 (a) Cuckoo Homesys Co Ltd 141
812,702 Currys plc 523
83,846 DCM Holdings Co Ltd 768
44,565 Delek Automotive Systems Ltd 286
22,552 Dieteren S.A. 4,411
995,077 Dogan Sirketler Grubu Holdings 373
45,901 Dogus Otomotiv Servis ve Ticaret AS 400
768,632 Dohome PCL 286
891,833 Dollarama, Inc 64,270
824,448 Don Quijote Co Ltd 19,626
15,500 Doshisha Co Ltd 229
242,492 (a) Dufry Group 9,547
102,268 Dunelm Group plc 1,427
116,483 Eagers Automotive Ltd 1,149
96,025 eBay, Inc 4,189
50,378 EDION Corp 561
61,382 (a) Electronics Mart India Ltd 151
7,146,100 Erajaya Swasembada Tbk PT 198
109,170 (a) Etsy, Inc 8,848
128,467 (c) Europris ASA 970
553,000 Far Eastern Department Stores Co Ltd 446
132,465 Fast Retailing Co Ltd 32,756
5,899 (a) Fastned BV 177
38,123 (a) Fawaz Abdulaziz Al Hokair & Co 179
19,918 Fielmann AG. 1,068
7,522 (a) Five Below, Inc 1,603
13,910 (a) Floor & Decor Holdings, Inc 1,552
9,035 (b) Fnac Darty SA 275
261,039 (b) Foschini Ltd 1,595
6,386 Fox Wizel Ltd 434
92,111 (a) Frasers Group plc 1,068
339,793 (a),(b) GameStop Corp (Class A) 5,957
776,774 Gap, Inc 16,242
27,926 Genuine Parts Co 3,868

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,700 Geo Holdings Corp $ 251
832,000 Giordano International Ltd 281
97,542 (a),(b) Global-e Online Ltd 3,866
21,560 (a) Go Fashion India Ltd 324
703,783,800 (a) GoTo Gojek Tokopedia Tbk PT 3,923
18,620 Group 1 Automotive, Inc 5,674
50,300 Grupo SBF S.A. 122
51,100 Gulliver International Co Ltd 351
158,458 Halfords Group plc 402
451,956 (b) Harvey Norman Holdings Ltd 1,294
21,239 Hennes & Mauritz AB (B Shares) 373
149,200 HLA Corp Ltd 156
1,318,229 Home Depot, Inc 456,832
4,588,667 Home Product Center PCL 1,571
6,685 Hornbach Holding AG. & Co KGaA 487
255,591 Hotai Motor Co Ltd 5,897
26,212 (a) Hotel Shilla Co Ltd 1,326
10,147 (a) Hyundai Department Store Co Ltd 407
3,902 (a) Hyundai Home Shopping Network Corp 130
1,388,496 Inchcape plc 12,642
444,239 Industria de Diseno Textil S.A. 19,384
274,000 Isetan Mitsukoshi Holdings Ltd 2,975
24,200 Izumi Co Ltd 620
199,300 J Front Retailing Co Ltd 1,810
505,393 Jarir Marketing Co 2,107
88,573 JB Hi-Fi Ltd 3,201
85,071 JD Sports Fashion plc 180
9,479,980 JD.com, Inc 136,920
1,619,942 JD.com, Inc (ADR) 46,800
11,142 JINS Holdings, Inc 371
8,720 Joshin Denki Co Ltd 150
37,374 Joyful Honda Co Ltd 489
98,886 JUMBO S.A. 2,742
13,450 K Car Co Ltd 122
70,649 Kingfisher plc 219
5,500 (a) Kintetsu Department Store Co Ltd 103
18,405 Kohnan Shoji Co Ltd 512
22,152 Komeri Co Ltd 485
114,828 K's Holdings Corp 1,075
19,418 (b) Leon's Furniture Ltd 266
20,378 Lithia Motors, Inc (Class A) 6,710
53,106 LKQ Corp 2,538
6,061,580 Lojas Renner S.A. 21,750
8,510 (a) Lotte Shopping Co Ltd 494
49,465 (b) Lovisa Holdings Ltd 824
918,112 Lowe's Cos, Inc 204,326
694,561 Luk Fook Holdings International Ltd 1,865
3,313,965 (a) Magazine Luiza S.A. 1,473
6,895,000 Map Aktif Adiperkasa PT 367
27,660 Matas A.S. 473
101,370 Mekonomen AB 1,100
29,352 (a) Mercadolibre, Inc 46,128
381,300 (a) Mercari, Inc 7,042
336,800 (e) MINISO Group Holding Ltd 1,721
43,700 MINISO Group Holding Ltd (ADR) 892
6,657,100 Mitra Adiperkasa Tbk PT 774
38,214 Mobilezone Holding AG. 624
68,180 momo.com, Inc 1,129
200,068 (a) Moonpig Group plc 400
147,038 Motus Holdings Ltd 816
2,087,600 (c) MR DIY Group M Bhd 659
212,878 Mr Price Group Ltd 1,825
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
32,824 Murphy USA, Inc $ 11,704
24,045 Musti Group Oyj 695
8,300 Nafco Co Ltd 110
163,143 (a) Naspers Ltd 27,925
3,970 Next plc 410
37,720 (b) Nextage Co Ltd 691
60,965 Nick Scali Ltd 512
27,435 Nishimatsuya Chain Co Ltd 403
63,043 Nitori Co Ltd 8,465
46,224 Nojima Corp 574
101,000 North-Star International Co Ltd 172
51,290 (a) ODP Corp 2,888
212,654 (a) Ollie's Bargain Outlet Holdings, Inc 16,138
44,391 (a) O'Reilly Automotive, Inc 42,175
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
468,100 Padini Holdings Bhd 358
38,256 Pal Co Ltd 667
854,715 PALTAC Corp 26,997
15,000 Pan German Universal Motors Ltd 146
1,177,918 (a) PDD Holdings, Inc (ADR) 172,341
14,575 Penske Auto Group, Inc 2,339
140,235 (a),(c) Pepco Group NV 928
1,620,829 (c) Pepkor Holdings Ltd 1,739
282,600 Pet Center Comercio e Participacoes S.A. 230
28,816 (b) Pet Valu Holdings Ltd 626
72,523 (a) Petco Health & Wellness Co, Inc 229
380,918 Pets at Home Group PLC 1,545
28,373 Pool Corp 11,313
435,200 (c) Pop Mart International Group Ltd 1,129
37,076 Poya International Co Ltd 666
415,288 Premier Investments Ltd 7,808
2,206,269 Prosus NV 65,725
720,600 PTG Energy PCL (Foreign) 184
2,371,700 PTT Oil & Retail Business PCL 1,325
33,436 Puuilo Oyj 330
278,900 (a),(b) Rakuten, Inc 1,243
301,230 (a) RattanIndia Enterprises Ltd 276
19,535 (a) Redtape Ltd 110
15,735 Retailors Ltd 311
58,470 (a) RH 17,043
141,491 Ross Stores, Inc 19,581
43,914 Rvrc Holding AB 263
205,300 Ryohin Keikaku Co Ltd 3,429
1,273,831 (a) SA SA International Holdings Ltd 165
728,768 (a) SACI Falabella 1,820
42,700 Sanrio Co Ltd 1,777
12,964 (a),(d) Saregama India Ltd 14
23,904 Saudi Automotive Services Co 473
20,302 Saudi Co For Hardware CJSC 208
380,880 (a) Savers Value Village, Inc 6,620
34,781 Seria Co Ltd 649
198,804 Shanghai Yuyuan Tourist Mart Group Co Ltd 174
17,600 Shimamura Co Ltd 1,965
6,141 Shinsegae Co Ltd 833
8,588 Shinsegae International, Inc 122
31,534 (a) Shoppers Stop Ltd 262
28,122 (b),(c) Sleep Country Canada Holdings, Inc 544
67,600 Sonic Automotive, Inc (Class A) 3,800
830,500 (a) Stitch Fix, Inc 2,965
253,438 Super Group Ltd 412
129,936 Super Retail Group Ltd 1,396
51,535 Synsam AB 234

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,579 Tadiran Group Ltd $ 191
120,851 Takashimaya Co Ltd 1,645
12,869 Telepark Corp 176
63,550 (a),(b) Temple & Webster Group Ltd 377
5,988 Thanga Mayil Jewellery Ltd 107
1,475,734 (a),(b) THG plc 1,599
67,270 (a),(b) ThredUp, Inc 151
3,206,492 TJX Cos, Inc 300,801
38,927 (b) Tokmanni Group Corp 629
22,743,489 (c) Topsports International Holdings Ltd 17,736
84,647 Tractor Supply Co 18,202
156,282 Trent Ltd 5,734
299,436 Truworths International Ltd 1,217
37,000 (a) Ulta Beauty, Inc 18,130
499,199 United Arrows Ltd 6,673
29,296 United Electronics Co 688
462,240 (a) Urban Outfitters, Inc 16,497
38,700 USS Co Ltd 777
203,368 Valvoline, Inc 7,643
992,772 Vibra Energia S.A. 4,650
301,302 (a) Vipshop Holdings Ltd (ADR) 5,351
9,315 V-Mart Retail Ltd 224
49,488 VT Holdings Co Ltd 181
179,600 (a) Warby Parker, Inc 2,532
68,492 Warehouse Group Ltd 70
200,078 (a),(c) Watches of Switzerland Group plc 1,804
110,844 (a),(b) Wayfair, Inc 6,839
882,945 Wesfarmers Ltd 34,337
630,442 WH Smith plc 10,706
187,602 Wickes Group plc 339
1,180,800 Wilcon Depot, Inc 446
8,421 (b) Williams-Sonoma, Inc 1,699
802,236 Woolworths Holdings Ltd 3,166
305,400 (b) Workman Co Ltd 9,010
296,883 Wuchan Zhongda Group Co Ltd 185
600,000 Xinhua Winshare Publishing and Media Co Ltd 534
474,000 Yamada Denki Co Ltd 1,473
22,733 Yellow Hat Ltd 284
935,721 (a),(c) Zalando SE 22,153
134,200 Zhejiang China Commodities City Group Co Ltd 139
768,072 Zhongsheng Group Holdings Ltd 1,840
26,400 ZOZO, Inc 596
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,396,839
CONSUMER DURABLES & APPAREL - 2.0%
756,000 361 Degrees International Ltd 336
251,174 Adidas-Salomon AG. 51,040
273,352 (a) Aditya Birla Fashion and Retail Ltd 734
77,720 Aksa Akrilik Kimya Sanayii AS. 272
139,809 Alaseel Co 174
18,000 Alexander Marine Co Ltd 223
974,579 (a) Alok Industries Ltd 250
189,800 (a) Alpargatas S.A. 395
13,762 (a) Amber Enterprises India Ltd 518
1,089,955 Anta Sports Products Ltd 10,594
55,900 Arezzo Industria e Comercio S.A. 742
53,161 Ariston Holding NV 369
80,077 Arvind Ltd 251
130,473 Asics Corp 4,073
64,379 (a) Azorim-Investment Development & Construction Co Ltd 261
148,428 Bajaj Electricals Ltd 1,762
36,184 Barratt Developments plc 259
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
52,226 Bata India Ltd $ 1,036
3,225 Beijing Roborock Technology Co Ltd 129
97,195 Bellway plc 3,175
26,884 Beneteau S.A. 371
3,967 Berkeley Group Holdings plc 237
637,134 (a),(b) BK LC Lux Finco 2 Sarl 31,048
29,001 (a) Borosil Ltd 117
3,260,472 Bosideng International Holdings Ltd 1,467
329,897 Bovis Homes Group plc 3,855
75,010 Breville Group Ltd 1,392
22,870 (b) BRP, Inc 1,637
28,122 Brunello Cucinelli S.p.A 2,752
52,630 Brunswick Corp 5,092
11,989 Burberry Group plc 216
7,089,132 Cairn Homes plc 10,362
6,592,582 Cairn Homes plc 9,728
1,013,661 (a) Callaway Golf Co 14,536
58,262 (a) Campus Activewear Ltd 196
40,714 (a),(b) Canada Goose Holdings, Inc 484
127,199 (a) Capri Holdings Ltd 6,390
157,900 (a) Casio Computer Co Ltd 1,367
30,932 (a) CCC S.A. 481
105,500 Chervon Holdings Ltd 322
481,000 China Lilang Ltd 261
14,900 (b) Chofu Seisakusho Co Ltd 214
249,357 Chow Sang Sang Hldg 287
793,850 Cie Financiere Richemont S.A. 109,650
956,000 (a) Citychamp Watch & Jewellery Group Ltd 141
1,327,535 Coats Group plc 1,310
46,163 (a) Coway Co Ltd 2,042
189,907 Crest Nicholson Holdings plc 526
105,786 (a) Crocs, Inc 9,881
2,184,546 Crompton Greaves Consumer Electricals Ltd 8,158
94,900 Cury Construtora e Incorporadora S.A. 352
230,500 Cyrela Brazil Realty S.A. 1,137
11,200 Daiwa Seiko, Inc 159
8,575 Danya Cebus Ltd 236
19,625 (a) Deckers Outdoor Corp 13,118
60,139 De'Longhi S.p.A. 2,029
9,867 Delta Galil Ltd 440
28,602 Descente Ltd 752
13,248 (a) DI Dong Il Corp 299
92,700 Direcional Engenharia S.A. 427
50,858 Dixon Technologies India Ltd 4,011
234,245 DR Horton, Inc 35,601
539,323 Dr. Martens PLC 608
266,590 (a),(b) Dream Finders Homes, Inc 9,472
1,394,869 Eclat Textile Co Ltd 25,491
21,600 Ecovacs Robotics Co Ltd 126
1,830 Einhell Germany AG. 333
8,296 Electra Consumer Products 1970 Ltd 165
173,384 Electrolux AB 1,863
547,266 Ermenegildo Zegna NV 6,332
37,257 ES-Con Japan Ltd 245
93,600 Ez Tec Empreendimentos e Participacoes S.A. 359
11,419 (a) F&F Co Ltd 788
2,376,451 Feng TAY Enterprise Co Ltd 13,538
58,442 (a) Ferretti S.p.A 186
24,654 (a),(d) FF Group 0 ^
385,225 (b) Fields Corp 3,463
35,729 Fila Holdings Corp 1,069
548,000 Formosa Taffeta Co Ltd 450

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
339,999 (a),(b),(d) Fuguiniao Co Ltd $ 0 ^
50,021 Fujitsu General Ltd 821
110,000 Fulgent Sun International Holding Co Ltd 478
66,000 Fusheng Precision Co Ltd 444
26,603 Games Workshop Group plc 3,343
56,385 (a) Garmin Ltd 7,248
8,937 Garware Technical Fibres Ltd 361
233,000 Giant Manufacturing Co Ltd 1,395
117,570 (a) G-III Apparel Group Ltd 3,995
116,377 Gildan Activewear, Inc 3,849
2,188,641 (a),(c) Glenveagh Properties plc 2,948
3,460,973 (a),(c) Glenveagh Properties plc (London) 4,623
481,617 GN Store Nord 12,255
35,591 Gokaldas Exports Ltd 353
736,000 (a),(b) Golden Solar New Energy Technology Holdings Ltd 362
17,247 Goldwin, Inc 1,237
8,759 (a) GOLFZON Co Ltd 625
75,700 Gree Electric Appliances, Inc of Zhuhai 344
241,300 Grendene S.A. 351
413,800 GRUPO DE MODA SOMA S.A. 634
10,718 Gunze Ltd 380
1,022,201 Haier Smart Home Co Ltd 2,887
166,607 Haier Smart Home Co Ltd 494
7,881 (a) Handsome Co Ltd 117
55,500 Hang Zhou Great Star Industrial Co Ltd 176
46,205 Hangzhou Robam Appliances Co Ltd 142
12,552 Hansae Co Ltd 205
5,846 Hanssem Co Ltd 242
99,006 Hasbro, Inc 5,055
195,272 Haseko Corp 2,532
19,574 Hermes International 41,605
88,100 Hisense Visual Technology Co Ltd 260
466,000 (a),(d) HOSA International Ltd 1
156,451 Hugo Boss AG. 11,656
126,400 Iida Group Holdings Co Ltd 1,888
75,375 Indo Count Industries Ltd 279
124,000 Installed Building Products, Inc 22,670
35,010 (b) Japan Wool Textile Co Ltd 333
34,984 Jason Furniture Hangzhou Co Ltd 173
54,189 (b) JM AB 955
617,000 JNBY Design Ltd 829
70,000 Johnson Health Tech Co Ltd 157
1,155,500 (b),(c) JS Global Lifestyle Co Ltd 229
118,400 (a) JVC KENWOOD Holdings, Inc 620
184,012 Kalyan Jewellers India Ltd 782
12,383 (b) Kaufman & Broad S.A. 412
386,432 Kering 171,150
828,000 Kinpo Electronics 438
6,700 Ki-Star Real Estate Co Ltd 149
38,000 KMC Kuei Meng International, Inc 163
58,200 Kontoor Brands, Inc 3,633
73,551 KPR Mill Ltd 729
45,018 LA Opala RG Ltd 201
43,300 (a) Landsea Homes Corp 569
129,197 Leggett & Platt, Inc 3,381
184,515 Lennar Corp (Class A) 27,500
9,541 Lennar Corp (Class B) 1,279
169,687 (b) Levi Strauss & Co 2,807
91,720 LG Electronics, Inc 7,213
993,121 Li Ning Co Ltd 2,665
924 LPP S.A. 3,802
169,787 (a) Lululemon Athletica, Inc 86,810
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
403,155 LVMH Moet Hennessy Louis Vuitton S.A. $ 327,578
33,180 (a) M/I Homes, Inc 4,570
178,000 Makalot Industrial Co Ltd 2,053
1,290,984 Man Wah Holdings Ltd 885
6,442 (a),(d) Mariella Burani S.p.A. 0 ^
28,747 Marimekko Oyj 422
264,657 (a) Mattel, Inc 4,997
119,284 (c) Mavi Giyim Sanayi Ve Ticaret AS. 472
41,648 Maytronics Ltd 472
355,000 Merida Industry Co Ltd 2,109
147,881 Merry Electronics Co Ltd 527
55,979 MIPS AB 2,026
14,100 Mizuno Corp 392
40,234 (a) Mohawk Industries, Inc 4,164
1,582,933 Moncler S.p.A 97,460
325,700 (a) MRV Engenharia e Participacoes S.A. 752
5,800 (b) Nagawa Co Ltd 293
109,700 Namco Bandai Holdings, Inc 2,194
19,486 (c) Neinor Homes S.A. 227
71,678 (b) New Wave Group AB 726
269,115 Newell Rubbermaid, Inc 2,336
136,448 Nien Made Enterprise Co Ltd 1,568
1,895,124 Nike, Inc (Class B) 205,754
2,057,700 Nikon Corp 20,310
11,296 (a) NVR, Inc 79,077
1,741,233 (a) On Holding AG. 46,961
85,300 (a) Onward Kashiyama Co Ltd 290
63,700 Open House Group Co Ltd 1,884
20,832 Oppein Home Group, Inc 204
126,391 Orient Electric Ltd 345
631,681 (b),(c) OVS S.p.A 1,587
4,665 Page Industries Ltd 2,158
1,803,400 Panasonic Corp 17,759
2,789 Pandora A.S. 386
17,691 PDS Ltd 117
402,000 (a),(d) Peace Mark Holdings Ltd 0 ^
283,564 (a) Peloton Interactive, Inc 1,727
10,486 Persimmon plc 185
20,656 (a),(d) PIK Group (GDR) 0 ^
40,834 Polaris Industries, Inc 3,870
1,844,006 Pou Chen Corp 1,856
7,837,040 PRADA S.p.A 44,812
22,485 Pressance Corp 254
263,147 Pulte Homes, Inc 27,162
3,932 Puma AG. Rudolf Dassler Sport 219
428,000 (b) Q Technology Group Co Ltd 243
44,000 Quang Viet Enterprise Co Ltd 161
50,297 Rajesh Exports Ltd 221
25,195 Raymond Ltd 521
1,085,737 Redrow plc 8,504
96,357 Relaxo Footwears Ltd 1,046
85,900 Rinnai Corp 1,988
9,500 Roland Corp 296
559,027 Ruentex Industries Ltd 1,170
13,628 Safari Industries India Ltd 320
208,136 (a),(b) Safilo Group S.p.A. 210
50,013 (b) Salvatore Ferragamo S.p.A 675
119,624 Sangetsu Co Ltd 2,626
182,600 Sankyo Co Ltd 10,633
9,954 Sanlorenzo S.p.A 466
26,538 SEB S.A. 3,323
746,300 Sega Sammy Holdings, Inc 10,419

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,800 Seiko Holdings Corp $ 473
289,100 Sekisui Chemical Co Ltd 4,158
866,300 Sekisui House Ltd 19,203
211,500 (b) Sharp Corp 1,505
30,636 (a) Sheela Foam Ltd 456
717,238 Shenzhou International Group Holdings Ltd 7,358
59,899 Shimano, Inc 9,227
300,600 Sichuan Changhong Electric Co Ltd 224
1,037,504 Skyworth Group Ltd 396
9,800 (b) Snow Peak, Inc 64
238,900 (a) Sonos, Inc 4,095
2,889,822 Sony Corp 273,472
77,768 (c) Spin Master Corp 2,046
1,030,000 Stella International Holdings Ltd 1,215
516,821 Steven Madden Ltd 21,706
124,097 (b) Sumitomo Forestry Co Ltd 3,687
1,276 Swatch Group AG. 347
14,878 Symphony Ltd 157
1,003,000 Tainan Spinning Co Ltd 516
175,000 Taiwan Paiho Ltd 328
13,700 (b) Tama Home Co Ltd 381
17,900 Tamron Co Ltd 673
187,280 Tapestry, Inc 6,894
125,650 (a) Taylor Morrison Home Corp 6,703
11,484,718 Taylor Wimpey plc 21,498
821,000 TCL Electronics Holdings Ltd 268
105,233 (c) Technogym S.p.A 1,054
125,653 Tempur Sealy International, Inc 6,404
2,747,000 Texhong International Group Ltd 1,541
87,219 (c) Thule Group AB 2,378
295,995 Titan Co Ltd 13,064
7,920 (a),(b) Tod's S.p.A. 299
5,490 Token Corp 358
81,332 Toll Brothers, Inc 8,360
66,101 Tomy Co Ltd 1,045
52,602 (a) TopBuild Corp 19,687
41,000 Topkey Corp 239
521,050 (a),(b) Traeger, Inc 1,422
1,051,807 Trident Ltd 458
44,648 TTK Prestige Ltd 397
526,560 (a) Under Armour, Inc (Class A) 4,628
1,087,288 (a) Under Armour, Inc (Class C) 9,079
310,443 (b) Universal Entertainment Corp 5,052
47,259 Vaibhav Global Ltd 225
82,419 Vardhman Textiles Ltd 382
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 175
125,384 (a) Vestel Elektronik Sanayi ve Ticaret AS. 197
33,430 (a),(b) Victoria plc 129
52,655 VIP Industries Ltd 378
3,168,000 (a),(b) Viva Goods Company Ltd 365
100,900 Vivara Participacoes S.A. 711
65,240 (a) Vizio Holding Corp 502
74,700 Vulcabras Azaleia S.A. 310
2,428 (a),(b) V-ZUG Holding AG. 187
33,213 Wacoal Holdings Corp 788
170,540 Welspun India Ltd 296
281,396 Whirlpool Corp 34,266
28,916 Whirlpool of India Ltd 475
1,209,000 Xtep International Holdings Ltd 683
416,800 Yamaha Corp 9,601
329,252 (a) YETI Holdings, Inc 17,049
107,409 (b) YIT Oyj 235
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
45,300 Yonex Co Ltd $ 429
17,645 (a) Youngone Corp 623
4,197 Youngone Holdings Co Ltd 254
651,500 Yue Yuen Industrial Holdings 722
43,913 Zhejiang Supor Co Ltd 328
29,400 Zojirushi Corp 310
TOTAL CONSUMER DURABLES & APPAREL 2,365,493
CONSUMER SERVICES - 2.9%
283,912 (a) 888 Holdings plc 346
205,347 (c) AcadeMedia AB 1,053
518,306 Accor S.A. 19,839
158,882 ADT, Inc 1,084
283,633 (a) Airbnb, Inc 38,614
143,000 (a),(b) Airtrip Corp 1,873
6,789 Alamar Foods 172
1,911,238 (a),(b) Alsea SAB de C.V. 7,221
925,832 Amadeus IT Holding S.A. 66,495
109,000 Ambassador Hotel 176
2,199,096 Americana Restaurants International plc 1,874
160,207 (a) AmRest Holdings SE 1,083
47,786 (a) Ananti, Inc 241
177,702 Aramark 4,993
8,812,494 (f) Arcos Dorados Holdings, Inc 111,831
464,542 Aristocrat Leisure Ltd 12,907
4,818,268 Asset World Corp PCL 501
16,650 Ataa Educational Co 320
93,700 (a),(b) Atom Corp 609
244,781 (a) Auction Technology Group plc 1,629
29,000 Bafang Yunji International Co Ltd 161
54,450 (a),(b) BALLY'S CORP 759
22,855 (a) Barbeque Nation Hospitality Ltd 183
42,995 (a),(b),(c) Basic-Fit NV 1,339
50,900 Benesse Holdings, Inc 940
787,921 Berjaya Sports Toto BHD 254
96,232 Betsson AB 1,037
2,924,900 (a) Bloomberry Resorts Corp 520
112,177 (a) Booking Holdings, Inc 397,916
192,399 Boyd Gaming Corp 12,046
43,520 (a) Bright Horizons Family Solutions, Inc 4,101
303,009 (a) Brinker International, Inc 13,084
28,600 BTG Hotels Group Co Ltd 63
974,000 Cafe de Coral Holdings Ltd 1,124
329,435 Cairo Investment & Real Estate Development Co SAE 142
1,969,531 (a) Carnival Corp 36,515
541,642 (a) Carnival plc 8,988
12,533 (a),(b) Cava Group, Inc 539
377,500 (a) Central Plaza Hotel PCL 483
65,027 (a) Chalet Hotels Ltd 544
144,000 China Chunlai Education Group Co Ltd 115
491,000 (c) China East Education Holdings Ltd 169
5,893,200 China Education Group Holdings Ltd 3,698
3,886,000 (c) China New Higher Education Group Ltd 1,061
1,836,000 (b) China Travel International Inv HK 315
56,688 (a) Chipotle Mexican Grill, Inc (Class A) 129,643
32,464 Cie des Alpes 507
1,569,900 (a) Cogna Educacao S.A. 1,126
1,447,064 Collins Foods Ltd 11,670
57,700 Colowide Co Ltd 908
2,620,683 Compass Group plc 71,711
164,099 Corporate Travel Management Ltd 2,185
95,600 Create Restaurants Holdings, Inc 741

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,200 Curves Holdings Co Ltd $ 139
195,429 Dadi Early-Childhood Education Group Ltd 322
526,334 Dalata Hotel Group plc 2,684
41,369 Darden Restaurants, Inc 6,797
746,115 (a),(c) Deliveroo plc 1,213
186,154 (a),(c) Delivery Hero SE 5,123
46,700 (a),(b) Demae-Can Co Ltd 166
218,220 (a) Denny's Corp 2,374
248,061 (a) Devyani International Ltd 577
54,169 Domino's Pizza Enterprises Ltd 2,175
304,619 Domino's Pizza Group plc 1,461
129,977 Domino's Pizza, Inc 53,580
106,814 (a) DoorDash, Inc 10,563
31,012 (a) DoubleUGames Co Ltd 1,142
80,218 Doutor Nichires Holdings Co Ltd 1,238
23,200 (a) DPC Dash Ltd 184
1,080,750 (a) DraftKings, Inc 38,096
105,430 (a) Duolingo, Inc 23,917
387,500 (a),(b),(c) East Buy Holding Ltd 1,381
229,289 Easy Trip Planners Ltd 111
416,000 (b) EC Healthcare 93
173,976 (a) eDreams ODIGEO S.A. 1,473
157,036 EIH Ltd 471
65,083 (a),(b),(c) Elior Group S.A. 211
5,197 (a),(b),(d) Empire Resorts, Inc 0 ^
672,323 Entain plc 8,479
2,018,200 (a) Erawan Group PCL 310
1,261,659 (a) Everi Holdings, Inc 14,219
379,628 (c) Evolution AB 45,218
525,108 (a) Expedia Group, Inc 79,706
5,796 (a) Fattal Holdings 1998 Ltd 640
340,500 (a),(b) Fenbi Ltd 200
91,170 (a) First Watch Restaurant Group, Inc 1,832
144,252 (b) Flight Centre Travel Group Ltd 2,000
420,654 (a) Flutter Entertainment plc 74,667
215,938 (a) Flutter Entertainment plc 38,111
92,593 Food & Life Cos Ltd 1,897
52,000 Formosa International Hotels Corp 375
177,400 (a),(c) Fosun Tourism Group 131
482,160 (a) Frontdoor, Inc 16,982
1,149,000 Fu Shou Yuan International Group Ltd 780
18,499 Fuji Kyuko Co Ltd 552
5,400 (a),(b) Fujio Food Group, Inc 54
701,323 G8 Education Ltd 564
5,767,608 Galaxy Entertainment Group Ltd 32,304
1,867,997 Genting BHD 1,877
2,537,381 Genting Malaysia BHD 1,485
4,926,512 Genting Singapore Ltd 3,732
46,000 Gourmet Master Co Ltd 152
22,621 (a) Grand Canyon Education, Inc 2,987
28,765 (a) Grand Korea Leisure Co Ltd 300
398,400 Greggs plc 13,207
260,783 H&R Block, Inc 12,614
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 345
1,489,776 (b),(c) Haidilao International Holding Ltd 2,779
10,172 (a) Hana Tour Service, Inc 410
42,789 Heiwa Corp 636
370,500 (b) Helens International Holdings Co ltd 181
21,523 Herfy Food Services Co 184
19,537 Hiday Hidaka Corp 394
579,066 Hilton Worldwide Holdings, Inc 105,442
42,628 (a),(b) HIS Co Ltd 550
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,494,000 (c) Hope Education Group Co Ltd $ 161
233,000 Huangshan Tourism Development Co Ltd 168
86,937 Huazhu Group Ltd (ADR) 2,907
210,971 Humansoft Holding Co KSC 2,334
44,300 Ichibanya Co Ltd 1,657
280,877 IDP Education Ltd 3,831
731,319 Indian Hotels Co Ltd 3,850
173,427 InterContinental Hotels Group plc 15,639
684,244 International Game Technology plc 18,755
79,540 (a) Jahez International Co 538
724,000 (b),(c) Jiumaojiu International Holdings Ltd 566
380,513 Jollibee Foods Corp 1,727
342,427 Jubilant Foodworks Ltd 2,324
205,135 Jumbo Interactive Ltd 1,943
149,493 (a),(c) Just Eat Takeaway.com NV 2,279
91,175 (a) Kambi Group plc 1,516
68,092 (a) Kangwon Land, Inc 844
13,270 (a) Kappa Create Co Ltd 160
33,000 Kentucky Fried Chicken Japan Ltd 718
287,758 Kindred Group plc 2,663
18,500 Kisoji Co Ltd 336
38,000 KOMEDA Holdings Co Ltd 739
41,094 Koshidaka Holdings Co Ltd 316
17,804 Kura Sushi, Inc 430
25,883 (b) Kyoritsu Maintenance Co Ltd 1,098
109,381 (c) La Francaise des Jeux SAEM 3,973
2,978,039 Las Vegas Sands Corp 146,549
1,079,753 Laureate Education, Inc 14,803
20,066 Leejam Sports Co JSC 1,082
279,607 (a),(c) Lemon Tree Hotels Ltd 402
77,300 (a) Lincoln Educational Services Corp 776
15,500 LITALICO, Inc 226
39,682 (a) Lotte Tour Development Co Ltd 287
1,811,475 Lottery Corp Ltd 5,977
48,811 (a) Lottomatica Group Spa 528
279,000 Lung Yen Life Service Corp 365
1,139,600 Magnum Bhd 270
68,987 (a) Mahindra Holidays & Resorts India Ltd 314
191,738 Marriott International, Inc (Class A) 43,239
7,200 Matsuyafoods Holdings Co Ltd 281
1,841,168 McDonald's Corp 545,925
16,300 (b) McDonald's Holdings Co Japan Ltd 706
49,181 MegaStudyEdu Co Ltd 2,310
5,133,740 (a),(c) Meituan 53,898
3,741,435 (a) Melco Crown Entertainment Ltd (ADR) 33,187
537,817 (a),(b) Melco International Development 377
563,795 MGM Resorts International 25,190
2,694,300 Minor International PCL 2,325
59,892 (a),(b) Mister Car Wash, Inc 517
192,553 (a) Mitchells & Butlers plc 633
1,068,300 MK Restaurants Group PCL 1,243
223,422 Monogatari Corp 6,940
16,000 MOS Food Services, Inc 373
15,686 MTY Food Group, Inc 669
14,121 National Co for Learning & Education 451
430,500 (a),(b) Nayuki Holdings Ltd 175
11,497 (a) NEOGAMES S.A. 329
1,264,420 (a) Nerdy, Inc 4,337
1,277,940 (a) New Oriental Education & Technology Group, Inc 9,316
61,234 NIIT Learning Systems Ltd 322
142,800 (a),(b) Noodles & Co 450
296,200 (a) Offcn Education Technology Co Ltd 170

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,400 Ohsho Food Service Corp $ 2,768
153,874 OPAP S.A. 2,611
3,028,245 Oriental Land Co Ltd 112,555
199,981 Papa John's International, Inc 15,245
41,856 (a) Paradise Co Ltd 431
26,171 Park Lawn Corp 390
38,470 (a),(d) Patisserie Holdings plc 0 ^
427,064 Pearson plc 5,246
267,277 (a) Penn National Gaming, Inc 6,955
404,000 Perfect Medical Health Management Ltd 171
151,586 Photo-Me International plc 241
125,019 (a),(b) Pierre & Vacances 215
65,088 (a) Planet Fitness, Inc 4,751
402,650 (a) PlayAGS, Inc 3,394
269,424 (a) Playtech PLC 1,541
11,836 (b) Pollard Banknote Ltd 286
116,780 (a) Potbelly Corp 1,217
233,124 (a) Rank Group plc 222
574,100 Resorttrust, Inc 9,940
276,062 (a) Restaurant Brands Asia Ltd 371
188,987 Restaurant Brands International, Inc 14,766
545,233 (b) Restaurant Brands International, Inc 42,599
18,600 Ringer Hut Co Ltd 310
799,600 Riso Kyoiku Co Ltd 1,286
164,683 Round One Corp 650
675,147 (a) Royal Caribbean Cruises Ltd 87,425
25,700 (b) Royal Holdings Co Ltd 470
824,080 (a) Rush Street Interactive, Inc 3,700
23,000 Saizeriya Co Ltd 820
5,862,367 (a) Sands China Ltd 17,159
24,963 (a) Sapphire Foods India Ltd 426
106,382 (a),(b),(c) Scandic Hotels Group AB 490
121,591 (a) Seera Group Holding 862
32,652 Seobu T&D 182
111,790 Service Corp International 7,652
34,739 Shanghai Jinjiang International Hotels Development Co Ltd 146
1,034,000 (a) Shangri-La Asia Ltd 710
192,900 SISB PCL 200
2,107,000 (a),(b) SJM Holdings Ltd 666
29,143 SkiStar AB 346
188,182 (b) Skylark Holdings Co Ltd 2,753
220,500 Smartfit Escola de Ginastica e Danca S.A. 1,179
92,738 (b) Sodexho Alliance S.A. 10,209
87,043 (a) Sol Melia S.A. 574
109,714 Songcheng Performance Development Co Ltd 153
655,587 (a) SSP Group PLC 1,962
2,032,901 (a) Star Entertainment Grp Ltd 713
2,554,754 Starbucks Corp 245,282
48,800 Strategic Education, Inc 4,508
109,510 (a) Stride, Inc 6,502
149,000 (a),(b) Super Hi International Holding Ltd 199
163,253 Taaleem Holdings PJSC 173
5,774,612 TABCORP Holdings Ltd 3,288
382,183 (a) TAL Education Group (ADR) 4,827
111,275 Texas Roadhouse, Inc (Class A) 13,601
50,367 Thomas Cook India Ltd 82
1,085,000 Tianli Education International Holdings Ltd 449
399,985 (b) Tokyotokeiba Co Ltd 12,560
526,820 (a) Tongcheng Travel Holdings Ltd 976
37,959 Toridoll Holdings Corp 1,089
358,166 (a),(c) Trainline plc 1,469
799,219 Travelsky Technology Ltd 1,382
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
464,550 (a) Trip.com Group Ltd $ 16,676
622,896 (a) TUI AG. 4,853
302,370 (a) Udemy, Inc 4,454
28,578 Vail Resorts, Inc 6,101
1,640,295 (a),(b) Webjet Ltd 8,205
226,417 Wendy's Co 4,411
51,621 Westlife Foodworld Ltd 506
74,090 (a) Wetherspoon (J.D.) plc 765
202,349 Whitbread plc 9,421
22,674 Wingstop, Inc 5,818
7,954 Wonderla Holidays Ltd 81
56,075 Wowprime Corp 456
780,774 Wyndham Hotels & Resorts, Inc 62,782
40,537,800 (a),(b) Wynn Macau Ltd 33,389
132,545 Wynn Resorts Ltd 12,076
538,500 (c) Xiabuxiabu Catering Management China Holdings Co Ltd 170
217,700 YDUQS Participacoes S.A. 1,004
53,419 Yoshinoya D&C Co Ltd 1,213
22,600 (a),(b) Youdao, Inc (ADR) 89
16,727 (b) Young & Co's Brewery plc 232
444,029 Yum China Holdings, Inc 18,840
64,862 Yum! Brands, Inc 8,475
76,000 Zensho Co Ltd 3,977
4,439,845 (a) Zomato Ltd 6,590
TOTAL CONSUMER SERVICES 3,449,578
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
1,701,406 Abdullah Al Othaim Markets Co 5,940
509,300 Aeon Co Ltd 11,365
27,600 Aeon Hokkaido Corp 181
22,483 Ain Holdings, Inc 712
76,556 Al Meera Consumer Goods Co QSC 278
123,557 Albertsons Cos, Inc 2,842
27,877 Al-Dawaa Medical Services Co 785
2,255,829 (a),(b) Alibaba Health Information Technology Ltd 1,227
1,647,335 Alimentation Couche-Tard, Inc 97,009
13,862,583 (a) Almacenes Exito S.A. 48,886
13,472 Almunajem Foods Co 260
72,700 Andersons, Inc 4,183
33,079 Arcs Co Ltd 652
6,638,598 Atacadao S.A. 17,012
139,822 (a),(c) Avenue Supermarts Ltd 6,858
296,753 Axfood AB 8,032
11,055 Axial Retailing, Inc 325
8,300 Belc Co Ltd 367
766,412 Berli Jucker PCL 561
6,604 (a) BGF retail Co Ltd 671
286,430 Bid Corp Ltd 6,681
392,687 BIM Birlesik Magazalar AS 4,005
184,760 BinDawood Holding Co 299
123,026 (a) BJ's Wholesale Club Holdings, Inc 8,201
17,493 Carrefour S.A. 320
27,965 Casey's General Stores, Inc 7,683
6,151 Cawachi Ltd 116
1,082,968 Cencosud S.A. 2,034
272,207 (a) Chefs' Warehouse, Inc 8,011
333,400 (a),(b) Chongqing Hongjiu Fruit Co Ltd 224
14,578,000 (a),(f) Cia Brasileira de Distribuicao 12,455
198,792 Clicks Group Ltd 3,540
1,038,280 Coles Group Ltd 11,406
72,491 (b) Colruyt S.A. 3,270
16,200 Cosmos Pharmaceutical Corp 1,870

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
880,960 Costco Wholesale Corp $ 581,504
2,421,916 CP ALL plc 3,967
1,737,600 CP Axtra PCL 1,373
20,900 Create SD Holdings Co Ltd 454
18,803 (a) Curexo, Inc 270
38,800 (a) Dada Nexus Ltd (ADR) 129
4,418 Daikokutenbussan Co Ltd 235
70,141 DaShenLin Pharmaceutical Group Co Ltd 246
72,900 (a),(b) DingDong Cayman Ltd (ADR) 109
20,075 (a),(c) Dino Polska S.A. 2,351
309,644 (b),(c) Dis-Chem Pharmacies Ltd 520
16,397,216 (a) Distribuidora Internacional de Alimentacion S.A. 214
9,669 (a),(b) DocMorris AG. 851
160,163 Dollar General Corp 21,774
228,138 (a) Dollar Tree, Inc 32,407
30,720 (a) Dongsuh Cos, Inc 433
14,636 (a) E-MART, Inc 868
95,254 Empire Co Ltd 2,520
262,498 Endeavour Group Ltd 932
53,148 Eurocash S.A. 225
19,900 Fuji Co Ltd 271
12,400 G-7 Holdings, Inc 105
6,700 Genky DrugStores Co Ltd 259
40,835 George Weston Ltd 5,070
183,060 GrainCorp Ltd-A 910
47,642 Great Tree Pharmacy Co Ltd 542
73,334 (a) Grocery Outlet Holding Corp 1,977
480,100 (a) Grupo Mateus S.A. 710
34,485 (a) GS Retail Co Ltd 615
6,100 Halows Co Ltd 185
71,125 Hankyu Department Stores, Inc 769
21,858 Heiwado Co Ltd 330
885,075 (a) HelloFresh SE 13,955
13,800 (b) Inageya Co Ltd 124
2,770 Itochu-Shokuhin Co Ltd 155
50,415 J Sainsbury plc 194
466,050 (a),(c) JD Health International, Inc 2,339
1,062,530 Jeronimo Martins SGPS S.A. 27,042
16,723 Kato Sangyo Co Ltd 544
138,071 Kesko Oyj (B Shares) 2,737
28,300 Kobe Bussan Co Ltd 836
31,491 Koninklijke Ahold Delhaize NV 906
85,025 Kroger Co 3,887
41,502 Kusuri no Aoki Holdings Co Ltd 942
391,900 (b) La Comer SAB de C.V. 1,009
37,100 Lawson, Inc 1,916
21,796 Life Corp 510
103,317 Loblaw Cos Ltd 10,002
12,180 M Yochananof & Sons Ltd 534
17,205 (a) Maplebear, Inc 404
3,984,530 Marks & Spencer Group plc 13,809
23,973 MARR S.p.A. 304
279,600 Matsumotokiyoshi Holdings Co Ltd 4,942
36,200 Maxvalu Tokai Co Ltd 765
40,870 (a) Medplus Health Services Ltd 369
737,928 Metcash Ltd 1,756
95,825 (a) METRO AG. 668
151,298 Metro, Inc 7,832
562,402 Migros Ticaret AS 6,393
35,434 Nahdi Medical Co 1,294
20,979 (b) Neighbourly Pharmacy, Inc 266
39,143 (b) North West Co, Inc 1,160
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
21,475 (a) Ocado Group plc $ 207
23,300 (a),(b) Oisix ra daichi, Inc 225
782,344 Olam Group Ltd 615
201,978 (a) Performance Food Group Co 13,967
656,594 (b) Pick'n Pay Stores Ltd 835
239,759 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 546
511,195 President Chain Store Corp 4,487
740,700 Puregold Price Club, Inc 360
1,068,024 Raia Drogasil S.A. 6,465
24,286 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 1,353
12,715 (a),(c) Redcare Pharmacy NV 1,845
17,112 (b) Retail Partners Co Ltd 202
726,550 Robinsons Retail Holdings, Inc 520
43,341 Ryoshoku Ltd 1,475
18,200 San-A Co Ltd 587
19,584,956 Sendas Distribuidora S.A. 54,260
1,428,169 Seven & I Holdings Co Ltd 56,483
2,259,410 Sheng Siong Group Ltd 2,738
9,911 Shoei Foods Corp 339
209,057 Shoprite Holdings Ltd 3,143
739,274 (a) Shufersal Ltd 3,524
18,254 Sligro Food Group NV 320
2,263,019 SMU S.A. 416
1,747,082 Sok Marketler Ticaret AS. 3,186
696,771 Sonae SPGS S.A. 696
160,804 (b) SPAR Group Ltd 1,036
39,320 SpartanNash Co 902
27,796 Sugi Pharmacy Co Ltd 1,276
16,107,400 Sumber Alfaria Trijaya Tbk PT 3,065
332,500 Sundrug Co Ltd 10,672
65,712 Sysco Corp 4,806
537,953 Target Corp 76,615
22,249,282 Tesco plc 82,427
31,200 Tsuruha Holdings, Inc 2,856
114,356 (a) United Natural Foods, Inc 1,856
41,650 United Super Markets Holdings, Inc 300
169,180 (a) US Foods Holding Corp 7,682
30,894 Valor Co Ltd 534
339,689 Walgreens Boots Alliance, Inc 8,869
4,425,136 (b) Wal-Mart de Mexico SAB de C.V. 18,651
3,140,091 Walmart, Inc 495,035
23,770 Weis Markets, Inc 1,520
69,300 Welcia Holdings Co Ltd 1,211
973,416 Woolworths Ltd 24,696
13,100 (b) Yaoko Co Ltd 749
55,942 Yifeng Pharmacy Chain Co Ltd 316
32,200 Yokohama Reito Co Ltd 239
237,400 Yonghui Superstores Co Ltd 94
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,953,181
ENERGY - 4.7%
198,743 (a) 3R PETROLEUM OLEO E GAS S.A. 1,073
14,625,661 Adaro Energy Indonesia Tbk PT 2,259
136,710 (a),(b) Advantage Energy Ltd 880
136,963 Aegis Logistics Ltd 579
277,800 Africa Oil Corp 522
997,226 Aker BP ASA 28,967
203,605 Aker Solutions ASA 841
6,406,200 AKR Corporindo Tbk PT 614
29,896 Aldrees Petroleum and Transport Services Co 1,407
194,408 Ampol Ltd 4,791
255,779 Antero Midstream Corp 3,205

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,145 APA Corp $ 436
430,091 (b) ARC Resources Ltd 6,385
307,460 Archrock, Inc 4,735
151,530 Ardmore Shipping Corp 2,135
456,940 (a) Athabasca Oil Corp 1,438
368,451 (a),(b) Atlas Energy Solutions, Inc 6,345
14,134 (c) Avance Gas Holding Ltd 208
1,631,697 Baker Hughes Co 55,771
768,900 Bangchak Corp PCL 978
9,366,500 Banpu PCL (Foreign) 1,862
618,969 (b) Baytex Energy Corp 2,046
4,754,804 Beach Petroleum Ltd 5,191
716,663 Bharat Petroleum Corp Ltd 3,881
224,840 (b) Birchcliff Energy Ltd 981
18,743 (a) BLUENORD ASA 918
162,145 (a) Borr Drilling Ltd 1,209
268,529 (a) Boss Energy Ltd 736
44,645,765 BP plc 264,663
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
30,630 (a) Bristow Group, Inc 866
2,542,000 (a) Bumi Armada Bhd 273
44,109,300 (a) Bumi Resources Minerals Tbk PT 487
79,089 (a) BW Energy Ltd 210
123,654 (c) BW LPG Ltd 1,841
69,135 BW Offshore Ltd 152
26,880 Cabot Oil & Gas Corp 686
82,500 California Resources Corp 4,511
133,229 Cameco Corp 5,742
1,223,114 Cameco Corp 52,735
804,145 Canadian Natural Resources Ltd 52,683
151,374 (b) Cardinal Energy Ltd 717
962,896 Cenovus Energy, Inc (Toronto) 16,045
193,250 CES Energy Solutions Corp 503
674,918 (a) CGG S.A. 446
2,145,000 (a),(b) CGN Mining Co Ltd 472
195,232 ChampionX Corp 5,703
534,022 Cheniere Energy, Inc 91,163
114,604 Chennai Petroleum Corp Ltd 958
679,097 Chesapeake Energy Corp 52,250
2,493,687 Chevron Corp 371,958
2,253,000 China Coal Energy Co 2,051
739,900 China Merchants Energy Shipping Co Ltd 613
2,121,122 China Oilfield Services Ltd 2,168
451,276 China Shenhua Energy Co Ltd - A 1,996
3,062,455 China Shenhua Energy Co Ltd - H 10,502
634,000 (b) China Shipping Development Co Ltd 598
67,346 Chord Energy Corp 11,195
1,442,357 Coal India Ltd 6,513
118 (a),(d),(g) Cobalt International Energy, Inc 0 ^
425,207 Computer Modelling Group Ltd 3,251
3,519,946 ConocoPhillips 408,560
19,649 Cool Co Ltd 247
1,042,504 Cosan SA Industria e Comercio 4,106
292,193 COSCO SHIPPING Energy Transportation Co Ltd 504
50,858 Cosmo Energy Holdings Co Ltd 2,038
220,696 (b) Crescent Energy Co 2,915
440,754 (b) Crescent Point Energy Corp 3,057
98,671 (a) Crew Energy, Inc 338
20,106 CropEnergies AG. 256
266,000 Dalipal Holdings Ltd 152
41,843 d'Amico International Shipping S.A. 261
4,524,778 Dana Gas PJSC 976
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
580,601 (a) Deep Yellow Ltd $ 431
7,057 Delek Group Ltd 909
528,830 Delek US Holdings, Inc 13,644
2,038,468 (a),(b) Denison Mines Corp 3,569
22,664 Devon Energy Corp 1,027
3,911,812 Dialog Group Bhd 1,762
1,740,181 (a) Diamond Offshore Drilling, Inc 22,622
1,463,986 Diamondback Energy, Inc 227,035
41,952 (a) Diversified Energy Co plc 595
156,663 (a) DMC Global, Inc 2,948
391,964 DNO International ASA 388
103,582 (a) DOF Group ASA 577
4,812 DT Midstream, Inc 264
27,093 (a),(b) Empire Petroleum Corp 298
354,751 Empresas COPEC S.A. 2,581
121,500 Enauta Participacoes S.A. 503
1,428,108 Enbridge, Inc 51,410
2,505,901 ENEOS Holdings, Inc 9,939
626,761 Enerflex Ltd 2,900
116,988 (b) Energean plc 1,556
30,154,540 (a) Energi Mega Persada Tbk PT 431
1,168,600 (a),(d) Energy Earth PCL 0 ^
130,671 (a),(b) Energy Fuels, Inc 937
1 Energy Transfer LP 0 ^
700,926 Enerplus Corp 10,744
77,271 ENI S.p.A. 1,311
1,398,107 (a) Enquest plc (London) 269
2,153,002 EOG Resources, Inc 260,406
13,314 EQT Corp 515
3,550,682 Equinor ASA 112,528
19,295 (a) Equital Ltd 592
188,300 Esso Thailand PCL (Foreign) 47
38,147 Etablissements Maurel et Prom 256
311,151 (b) Euronav NV 5,486
132,970 Excelerate Energy, Inc 2,056
6,656 Exmar NV 56
131,590 (a) Expro Group Holdings NV 2,095
143,580 Exxaro Resources Ltd 1,612
7,231,740 Exxon Mobil Corp 723,029
24,805 FLEX LNG Ltd 729
1,061,878 Formosa Petrochemical Corp 2,791
106,780 (b) Freehold Royalties Ltd 1,103
122,827 (a) Frontera Energy Corp 739
108,927 Frontline plc 2,174
15,496 Galp Energia SGPS S.A. 228
27,058 Gaztransport Et Technigaz S.A. 3,584
128,511 (b) Gibson Energy, Inc 1,952
320,160 Golar LNG Ltd 7,360
644,280 (b) Granite Ridge Resources, Inc 3,879
86,207 Great Eastern Shipping Co Ltd 1,011
36,950 (a) Green Plains, Inc 932
817,786 Guanghui Energy Co Ltd 823
42,506 Gujarat Mineral Development Corp Ltd 208
843,123 Gulf International Services QSC 632
192,674 (b) Gulf Keystone Petroleum Ltd 317
76,650 (a) Gulfport Energy Operating Corp 10,210
210,321 Hafnia Ltd 1,452
36,827 Halliburton Co 1,331
495,091 Harbour Energy plc 1,945
1,609,500 (a) Harum Energy Tbk PT 139
20,185 HD Hyundai Co Ltd 989
172,136 (b) Headwater Exploration, Inc 812

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
624,790 (a) Helix Energy Solutions Group, Inc $ 6,423
108,546 Hellenic Petroleum S.A. 873
92,969 Hess Corp 13,402
5,962 HF Sinclair Corp 331
2,693,240 Hibiscus Petroleum Bhd 1,487
532,702 (a) Hindustan Petroleum Corp Ltd 2,554
618,875 Hunting plc 2,331
848,970 Idemitsu Kosan Co Ltd 4,610
152,320 (b) Imperial Oil Ltd 8,677
2,706,697 Indian Oil Corp Ltd 4,221
10,154,800 Indika Energy Tbk PT 946
271,400 Indo Tambangraya Megah Tbk PT 452
232,400 Inner Mongolia Dian Tou Energy Corp Ltd 468
1,065,400 Inner Mongolia Yitai Coal Co 1,641
843,028 Inpex Holdings, Inc 11,281
67,146 (a) International Petroleum Corp 799
6,302,686 IRPC PCL (Foreign) 372
115,550 Itochu Enex Co Ltd 1,258
35,022 Iwatani International Corp 1,595
116,277 Japan Petroleum Exploration Co 4,310
519,000 Jizhong Energy Resources Co Ltd 522
2,826,739 (a) John Wood Group plc 6,178
578,486 (a) Karoon Energy Ltd 802
2,470,300 (a) Kelt Exploration Ltd 10,664
151,502 (b) Keyera Corp 3,662
70,229 Kinder Morgan, Inc 1,239
4,794,000 Kinetic Development Group Ltd 338
214,130 (b) Kodiak Gas Services, Inc 4,300
55,241 Koninklijke Vopak NV 1,859
102,840 Liberty Energy, Inc 1,866
63,886 (a) Mach Natural Resources LP 1,053
114,720 Magnolia Oil & Gas Corp 2,442
1,280,629 Marathon Oil Corp 30,940
487,719 Marathon Petroleum Corp 72,358
382,324 Matador Resources Co 21,739
5,448,300 Medco Energi Internasional Tbk PT 409
163,488 (a) MEG Energy Corp 2,920
28,000 Mitsuuroko Co Ltd 314
12,330 Modec, Inc 202
451,480 MOL Hungarian Oil & Gas plc 3,678
61,213 Motor Oil Hellas Corinth Refineries S.A. 1,606
488,380 Murphy Oil Corp 20,834
33,969 Naphtha Israel Petroleum Corp Ltd 174
179,154 Neste Oil Oyj 6,369
49,059 (b) New Fortress Energy, Inc 1,851
451,845 New Hope Corp Ltd 1,590
782,020 (a),(b) Newpark Resources, Inc 5,193
2,695,523 (a),(b) NexGen Energy Ltd 18,858
165,210 Noble Corp plc 7,956
248,610 Nordic American Tankers Ltd 1,044
19,889 North American Construction Group Ltd 415
623,354 Northern Oil and Gas, Inc 23,108
1,182,858 (b) NOV, Inc 23,988
140,017 (a) NuVista Energy Ltd 1,167
57,401 (a),(b) Obsidian Energy Ltd 389
64,343 Occidental Petroleum Corp 3,842
436,129 Odfjell Drilling Ltd 1,688
637,127 Offshore Oil Engineering Co Ltd 533
1,990,240 Oil Refineries Ltd 672
4,790 OMV AG. 210
24,340 ONEOK, Inc 1,709
134,630 Overseas Shipholding Group, Inc 709
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
90,382 Ovintiv, Inc $ 3,970
2,278,471 (a) Paladin Resources Ltd 1,527
213,930 (a) Par Pacific Holdings, Inc 7,781
63,930 (b) Paramount Resources Ltd (Class A) 1,251
1,162,423 Parex Resources, Inc 21,888
358,495 Parkland Corp 11,555
66,493 Pason Systems, Inc 811
8,080 Paz Oil Co Ltd 676
137,920 PBF Energy, Inc 6,063
15,850 Peabody Energy Corp 385
356,248 Pembina Pipeline Corp 12,265
10,392,993 Permian Resources Corp 141,345
1,311,500 (a),(d) Petrindo Jaya Kreasi Tbk PT 1,144
3,774,600 Petro Rio S.A. 35,706
402,240 (a),(b) Petrofac Ltd 191
3,307,195 Petroleo Brasileiro S.A. 26,409
4,201,227 Petroleo Brasileiro S.A. (Preference) 32,055
739,713 (a) Petroleum Geo-Services ASA 622
352,080 Petronas Dagangan BHD 1,673
765,353 Petronet LNG Ltd 2,047
124,500 Petroreconcavo S.A. 556
515,500 PetroTal Corp 307
145,256 (b) Peyto Exploration & Development Corp 1,320
127,753 Phillips 66 17,009
712,832 Pioneer Natural Resources Co 160,302
542,932 Polski Koncern Naftowy Orlen S.A. 9,040
100,100 (a),(d) Poseidon Concepts Corp 1
171,212 (b) PrairieSky Royalty Ltd 2,998
11,813 (a) Precision Drilling Corp 642
961,500 Prima Marine PCL 151
184,140 (a) ProPetro Holding Corp 1,543
3,252,100 PT Tambang Batubara Bukit Asam Tbk 515
694,306 PT United Tractors Tbk 1,020
1,461,248 PTT Exploration & Production PCL 6,365
4,965,900 PTT Exploration & Production PCL (ADR) 21,631
9,467,709 PTT PCL 9,916
603,792 Qatar Fuel QSC 2,709
2,303,911 Qatar Gas Transport Co Ltd 2,189
394,021 (a) Rabigh Refining & Petrochemical Co 1,094
59,174,325 Raizen S.A. 49,078
45,410 Ranger Energy Services, Inc 465
8,723,389 Reliance Industries Ltd 270,756
42,192 Repsol YPF S.A. 626
96,200 (a) Rex American Resources Corp 4,550
152,270 RPC, Inc 1,109
936,461 (a) Saipem S.p.A 1,522
37,452 San-Ai Oil Co Ltd 425
2,651,270 Santos Ltd 13,785
399,760 Saras S.p.A. 714
6,568 Saudi Arabia Refineries Co 157
8,042,706 (c) Saudi Arabian Oil Co 70,809
118,938 SBM Offshore NV 1,634
966,349 Schlumberger Ltd 50,289
9,087 Schoeller-Bleckmann Oilfield Equipment AG. 443
8,330 Scorpio Tankers, Inc 506
223,470 (a) Seadrill Ltd 10,566
26,294 (a) Seadrill Ltd 1,238
206,642 Secure Energy Services, Inc 1,471
2,794,600 Semirara Mining & Power Corp 1,527
205,512 Serica Energy plc 601
50 (a),(d) Serval Integrated Energy Services 0 ^
669,838 Shaanxi Coal Industry Co Ltd 1,974

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
344,350 Shan XI Hua Yang Group New Energy Co Ltd $ 474
279,986 Shanxi Lu'an Environmental Energy Development Co Ltd 865
478,499 Shanxi Xishan Coal & Electricity Power Co Ltd 667
55,262 (a) Shawcor Ltd 632
12,236,080 Shell plc 400,537
1,148,065 Shell plc (ADR) 75,543
181,000 Siamgas & Petrochemicals PCL 42
3,552,000 Sinopec Kantons Holdings Ltd 1,528
7,350 SK Discovery Co Ltd 223
1,232 SK Gas Ltd 141
29,834 (a) SK Innovation Co Ltd 3,229
258,180 SM Energy Co 9,997
44,365 S-Oil Corp 2,389
715,850 (a) Southwestern Energy Co 4,689
102,951 Spartan Delta Corp 232
220,688 Stanmore Resources Ltd 603
1,735,500 Star Petroleum Refining PCL 418
1,629,143 (a),(b) Strike Energy Ltd 533
184,504 Subsea 7 S.A. 2,688
1,511,340 Suncor Energy, Inc 48,418
80,637 (b) Surge Energy, Inc 394
429,217 (b) Tamarack Valley Energy Ltd 994
51,151,618 (a) Tamboran Resources Ltd 7,843
8,127 Targa Resources Corp 706
653,521 (b) TC Energy Corp 25,528
965,612 Technip Energies NV 22,540
330,042 TechnipFMC plc 6,647
39,579 (a) Tecnicas Reunidas S.A. 365
986,778 (a) Teekay Corp 7,055
101,200 Teekay Tankers Ltd 5,057
17,550 Tenaris S.A. 305
219,030 (a) Tetra Technologies, Inc 990
4,655 Texas Pacific Land Corp 7,320
507,745 TGS Nopec Geophysical Co ASA 6,594
1,374,032 Thai Oil PCL 2,154
107,682 Thungela Resources Ltd 905
109,546 (b) Topaz Energy Corp 1,602
175,410 TORM plc 5,304
3,297,393 Total S.A. 224,219
218,704 Tourmaline Oil Corp 9,836
192,630 Trican Well Service Ltd 599
1,049,123 (a),(b) Tullow Oil plc 520
877,465 Turkiye Petrol Rafinerileri AS 4,249
684,261 Ultrapar Participacoes S.A. 3,712
6,476,000 (b) United Energy Group Ltd 705
1,227,400 Valero Energy Corp 159,562
123,716 (a) Vallourec S.A. 1,922
15,626 VERBIO Vereinigte BioEnergie AG. 516
131,707 (b) Vermilion Energy, Inc 1,587
247,530 Vitesse Energy, Inc 5,418
852,185 (c) Viva Energy Group Ltd 2,028
5,553 (a),(b) Waga Energy S.A. 156
28,352 (a) Weatherford International plc 2,774
496,637 (b) Whitecap Resources, Inc 3,325
659,542 Whitehaven Coal Ltd 3,347
43,946 Williams Cos, Inc 1,531
2,399,395 Woodside Energy Group Ltd 50,667
167,800 World Fuel Services Corp 3,822
255,764 (b) Yancoal Australia Ltd 863
175,133 Yantai Jereh Oilfield Services Group Co Ltd 693
2,065,310 (b) Yanzhou Coal Mining Co Ltd 3,928
294,853 Yanzhou Coal Mining Co Ltd (Class A) 824
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,118,820 Yinson Holdings BHD $ 609
TOTAL ENERGY 5,576,329
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,746,927 (b) Abacus Property Group 1,364
1,731,028 Abacus Storage King 1,333
617,570 Acadia Realty Trust 10,493
653 Activia Properties, Inc 1,798
481 Advance Logistics Investment Corp 432
1,089 Advance Residence Investment Corp 2,439
172,976 (b) Aedifica S.A. 12,157
1,370 AEON REIT Investment Corp 1,373
157,287 Agree Realty Corp 9,901
396,922 AIMS AMP Capital Industrial REIT 391
132,094 Al Rajhi REIT 313
247,504 Alexander & Baldwin, Inc 4,708
533,057 Alexandria Real Estate Equities, Inc 67,576
161,159 Allied Properties Real Estate Investment Trust 2,454
3,578 (b) Altarea SCA 317
596,730 American Assets Trust, Inc 13,432
2,432,763 American Homes 4 Rent 87,482
1,091,137 American Tower Corp 235,555
383,426 Americold Realty Trust, Inc 11,606
159,890 Apartment Income REIT Corp 5,553
831,091 Apple Hospitality REIT, Inc 13,804
583,200 AREIT, Inc 352
299,216 Arena REIT 756
179,344 Armada Hoffler Properties, Inc 2,218
35,930 Artis Real Estate Investment Trust 180
3,216,778 Ascendas REIT 7,375
2,501,330 Assura plc 1,534
301,790 AvalonBay Communities, Inc 56,501
1,297,996 Axis Real Estate Investment Trust 506
565,957 Balanced Commercial Property Trust Ltd 523
186,244 Big Yellow Group plc 2,899
18,210 Boardwalk REIT 980
108,583 Boston Properties, Inc 7,619
623,589 Braemar Hotels & Resorts, Inc 1,559
810,224 British Land Co plc 4,119
152,800 Brixmor Property Group, Inc 3,556
330,578 Broadstone Net Lease, Inc 5,693
124,376 (c) Brookfield India Real Estate Trust 352
29,199 BSR Real Estate Investment Trust 347
363,739 Bunnings Warehouse Property Trust 874
5,348,962 (b) Cambridge Industrial Trust 1,297
264,459 Canadian Apartment Properties REIT 9,740
1,733,761 CapitaLand Ascott Trust 1,300
4,379,273 CapitaMall Trust 6,826
1,047,787 (b) CapitaRetail China Trust 738
698,200 CareTrust REIT, Inc 15,626
46,944 Carmila S.A. 808
802,868 CDL Hospitality Trusts 675
587,201 Centuria Capital Group 703
411,051 Centuria Industrial REIT 910
325,189 Centuria Office REIT 296
1,719,806 Champion Real Estate Investment Trust 540
381,996 Charter Hall Group 3,130
1,713,044 Charter Hall Long Wale REIT 4,388
384,114 Charter Hall Social Infrastructure REIT 782
324,968 Chatham Lodging Trust 3,484
127,021 Choice Properties Real Estate Investment Trust 1,337
46,600 City Office REIT, Inc 285

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
130,049 CLS Holdings plc $ 169
27,236 (b) Cofinimmo 2,146
540 Comforia Residential REIT, Inc 1,213
32,700 Community Healthcare Trust, Inc 871
768,514 Concentradora Fibra Danhos S.A. de C.V. 949
116,202 Cousins Properties, Inc 2,830
496 (b) CRE Logistics REIT, Inc 546
42,203 Crombie Real Estate Investment Trust 440
300,500 Cromwell European Real Estate Investment Trust 471
1,316,575 Cromwell Group 376
845,736 Crown Castle, Inc 97,420
40,919 CT Real Estate Investment Trust 452
60,198 CubeSmart 2,790
338,366 Custodian Property Income Reit plc 377
2,008 Daiwa House REIT Investment Corp 3,581
225 Daiwa Office Investment Corp 1,060
1,581 Daiwa Securities Living Investments Corp 1,168
254,042 Derwent London plc 7,641
199,459 Dexus Industria REIT 378
202,505 Dexus Property Group 1,058
726,800 Digital Core REIT Management Pte Ltd 469
167,882 Digital Realty Trust, Inc 22,594
103,779 Dream Industrial Real Estate Investment Trust 1,093
437,000 (a),(d) Eagle Hospitality Trust 4
343,028 EastGroup Properties, Inc 62,959
447,229 Embassy Office Parks REIT 1,745
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 407
457,377 Empiric Student Property plc 553
167,821 EPR Properties 8,131
86,224 Equinix, Inc 69,444
664,877 (b) Equites Property Fund Ltd 505
1,015,372 Equity Lifestyle Properties, Inc 71,624
387,482 Equity Residential 23,698
115,908 ESR Kendall Square REIT Co Ltd 328
241,424 Essential Properties Realty Trust, Inc 6,171
44,144 Essex Property Trust, Inc 10,945
32,300 Eurocommercial Properties NV 792
140,483 Extra Space Storage, Inc 22,524
933,805 Far East Hospitality Trust 471
130,358 Federal Realty Investment Trust 13,433
570,500 (c) FIBRA Macquarie Mexico 1,117
2,456,897 Fibra Uno Administracion S.A. de C.V. 4,423
91,967 First Capital Real Estate Investment Trust 1,065
218,123 First Industrial Realty Trust, Inc 11,489
1,147,000 Fortune Real Estate Investment Trust 728
837,577 Frasers Centrepoint Trust 1,433
690,600 Frasers Hospitality Trust 259
2,488,945 Frasers Logistics & Commercial Trust 2,167
405 Frontier Real Estate Investment Corp 1,243
480 Fukuoka REIT Corp 583
348,701 (b) Gaming and Leisure Properties, Inc 17,208
4,286 Gecina S.A. 522
904 Global One Real Estate Investment Corp 702
886 GLP J-Reit 882
1,252,414 Goodman Group 21,563
903,411 Goodman Property Trust 1,302
1,562,847 GPT Group 4,932
25,439 Granite REIT 1,464
4,367,933 Great Portland Estates plc 23,384
422,269 Growthpoint Properties Australia Ltd 670
2,546,084 Growthpoint Properties Ltd 1,626
97,862 H&R Real Estate Investment Trust 731
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
49,040 Hamborner REIT AG. $ 369
3,273,175 Hammerson plc 1,183
522 Hankyu Reit, Inc 514
198,955 Healthcare Realty Trust, Inc 3,428
321,040 (b) HealthCo REIT 322
621,753 Healthpeak Properties, Inc 12,311
741 Heiwa Real Estate REIT, Inc 707
175,633 HMC Capital Ltd 736
896,843 (a),(d) Home Reit plc 1
1,669,416 HomeCo Daily Needs REIT 1,387
205 Hoshino Resorts REIT, Inc 822
846,848 Host Marriott Corp 16,488
103,942 Hudson Pacific Properties, Inc 968
1,249 Hulic Reit, Inc 1,321
259,138 Hyprop Investments Ltd 441
32,194 ICADE 1,264
840 Ichigo Office REIT Investment Corp 491
252,563 Impact Healthcare Reit plc 290
17,745 Independence Realty Trust, Inc 271
1,651 Industrial & Infrastructure Fund Investment Corp 1,633
1,648,286 Ingenia Communities Group 4,993
224,327 Inmobiliaria Colonial Socimi S.A. 1,623
4,153 Innovative Industrial Properties, Inc 419
52,779 InterRent Real Estate Investment Trust 527
20,195 Intervest Offices 461
670,785 Investec Property Fund Ltd 293
5,560 Invincible Investment Corp 2,403
467,017 Invitation Homes, Inc 15,930
306,705 Irish Residential Properties REIT plc 375
277,657 (a) Is Gayrimenkul Yatirim Ortakligi AS 146
163,994 Jadwa REIT Saudi Fund 577
942 (b) Japan Excellent, Inc 837
3,628 Japan Hotel REIT Investment Corp 1,779
691 Japan Logistics Fund Inc 1,400
657 (b) Japan Prime Realty Investment Corp 1,629
1,048 Japan Real Estate Investment Corp 4,336
5,766 Japan Retail Fund Investment Corp 4,162
148,633 JR Global Reit 471
3,340 Kenedix Realty Investment Corp 3,804
8,058,917 Keppel DC REIT 11,898
1,577,191 Keppel REIT 1,110
40,864 Killam Apartment Real Estate Investment Trust 554
110,230 Kilroy Realty Corp 4,392
217,200 Kite Realty Group Trust 4,965
1,448,954 Kiwi Property Group Ltd 801
350,500 Klepierre 9,569
65,543 Lamar Advertising Co 6,966
91,766 Land Securities Group plc 824
38,180 Lar Espana Real Estate Socimi S.A. 259
1,510 LaSalle Logiport REIT 1,626
1,522,844 Lendlease Global Commercial REIT 744
501,520 Lexington Realty Trust 4,975
2,205,027 Link REIT 12,381
4,463,399 LondonMetric Property plc 10,871
94,286 LOTTE Reit Co Ltd 231
1,374,964 LXI REIT PLC 1,837
153,900 Mack-Cali Realty Corp 2,421
2,013,407 Macquarie CountryWide Trust 4,950
1,722,747 Mapletree Industrial Trust 3,273
2,833,455 Mapletree Logistics Trust 3,731
1,921,722 Mapletree Pan Asia Commercial Trust 2,283
120,391 (b) Medical Properties Trust, Inc 591

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
70,226 Mercialys S.A $ 772
289,484 Merlin Properties Socimi S.A. 3,214
7,548 Mid-America Apartment Communities, Inc 1,015
211,493 (c) Mindspace Business Parks REIT 822
12,830 (c) Minto Apartment Real Estate Investment Trust 157
1,629 Mirai Corp 502
3,238,301 Mirvac Group 4,607
400 Mitsubishi Estate Logistics REIT Investment Corp 1,062
838 Mitsui Fudosan Logistics Park, Inc 2,716
11,269 Montea NV 1,071
15,438 Morguard North American Residential Real Estate Investment Trust 172
1,260 Mori Hills REIT Investment Corp 1,252
1,899 Mori Trust Sogo Reit, Inc 976
1,153,400 MREIT, Inc 256
69,250 National Retail Properties, Inc 2,985
290,846 (b) National Storage Affiliates Trust 12,061
6,702,319 National Storage REIT 10,483
56 (b) NexPoint Diversified Real Estate Trust 0 ^
32,398 Nexus Industrial REIT 198
129,265 Nexus Select Trust 211
417 Nippon Accommodations Fund, Inc 1,785
1,248 (b) Nippon Building Fund, Inc 5,402
1,858 Nippon ProLogis REIT, Inc 3,573
361 (b) NIPPON REIT Investment Corp 860
3,753 Nomura Real Estate Master Fund, Inc 4,389
86,648 NorthWest Healthcare Properties Real Estate Investment Trust 337
14,296 NSI NV 296
65,526 Omega Healthcare Investors, Inc 2,009
209 One REIT, Inc 393
2,287 Orix JREIT, Inc 2,699
264,890 Outfront Media, Inc 3,698
811,458 PARAGON REIT 544
90,297 Park Hotels & Resorts, Inc 1,382
301,624 Parkway Life Real Estate Investment Trust 838
344,724 (a) Peker Gayrimenkul Yatirim Ortakligi AS. 383
189,949 Physicians Realty Trust 2,528
520,697 Picton Property Income Ltd 459
624,182 Piedmont Office Realty Trust, Inc 4,438
120,120 Plymouth Industrial REIT, Inc 2,891
1,098 Premier Investment Co 970
33,341 Primaris REIT 347
1,100,598 Primary Health Properties plc 1,456
572,900 ProLogis Property Mexico S.A. de C.V. 2,724
3,304,926 Prologis, Inc 440,547
361,390 PRS REIT PLC 397
142,033 Public Storage, Inc 43,320
111,295 Rayonier, Inc 3,718
119,391 Realty Income Corp 6,855
5,727,752 Redefine Properties Ltd 1,207
451,522 Regency Centers Corp 30,252
910,096 Region RE Ltd 1,400
160,513 Reit  Ltd 744
262,024 Resilient REIT Ltd 634
8,018 Retail Estates NV 572
999,787 Rexford Industrial Realty, Inc 56,088
137,391 RioCan Real Estate Investment Trust 1,931
91,372 Riyad REIT Fund 214
1,031,557 RLJ Lodging Trust 12,090
283,524 Rural Funds Group 409
213,113 Ryman Hospitality Properties, Inc 23,455
909,630 Sabra Health Care REIT, Inc 12,980
1,081,041 Safestore Holdings plc 12,175
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
350 Samty Residential Investment Corp $ 272
493,300 Sasseur Real Estate Investment Trust 256
4,960 Saul Centers, Inc 195
117,621 SBA Communications Corp 29,839
4,232,843 Scentre Group 8,620
117,344 Segro plc 1,323
3,280 Sekisui House Reit, Inc 1,792
176,095 Sella Capital Real Estate Ltd 412
324,341 Service Properties Trust 2,770
1,199,033 Shaftesbury Capital plc 2,110
1,055,770 Simon Property Group, Inc 150,595
370,736 SITE Centers Corp 5,053
101,462 SK REITs Co Ltd 313
59,866 (b) SL Green Realty Corp 2,704
238,173 Slate Grocery REIT 2,170
59,290 SmartCentres Real Estate Investment Trust 1,114
495 SOSiLA Logistics REIT, Inc 421
184,231 Spirit Realty Capital, Inc 8,049
822,367 STAG Industrial, Inc 32,286
2,869 Star Asia Investment Corp 1,171
1,275,029 Starhill Global REIT 507
166 Starts Proceed Investment Corp 237
449,864 Stockland Trust Group 1,364
2,236,187 Summit Hotel Properties, Inc 15,027
204,043 Sun Communities, Inc 27,270
341,350 Sunstone Hotel Investors, Inc 3,663
1,718,100 (b) Suntec Real Estate Investment Trust 1,600
1,202,600 Sunway Real Estate Investment Trust 403
10,164,919 Supermarket Income Reit plc 11,259
640 Takara Leben Real Estate Investment Corp 457
308,790 Tanger Factory Outlet Centers, Inc 8,560
578,784 Target Healthcare REIT plc 637
15,718 Terreno Realty Corp 985
594,200 TF Administradora Industrial S de RL de C.V. 1,264
722 Tokyu REIT, Inc 872
131,205 Torunlar Gayrimenkul Yatirim Ortakligi AS 141
11,957,771 Tritax Big Box REIT plc 25,660
7,943,528 (c) Tritax EuroBox plc 6,055
754,711 UK Commercial Property REIT Ltd 596
669,790 UMH Properties, Inc 10,261
3,779 (a) Unibail-Rodamco-Westfield 279
278,974 Unite Group plc 3,706
2,422 United Urban Investment Corp 2,473
429,085 Urban Logistics REIT plc 697
9,197 Vastned Retail NV 204
504,424 Ventas, Inc 25,140
2,273,948 VICI Properties, Inc 72,493
3,036,525 Vicinity Ltd 4,218
705,481 (b) Vukile Property Fund Ltd 545
377,759 Warehouse REIT plc 443
506,747 Warehouses De Pauw CVA 15,951
12,936 Washington REIT 189
516,871 Waypoint REIT Ltd 859
366,012 Welltower, Inc 33,003
29,828 Wereldhave NV 476
586,551 Weyerhaeuser Co 20,394
123,394 Workspace Group plc 892
23,434 Xior Student Housing NV 770
1,991,000 Yuexiu Real Estate Investment Trust 321
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 195
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,650,424

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
FINANCIAL SERVICES - 6.6%
101,400 360 Finance, Inc (ADR) $ 1,604
95,343 360 ONE WAM Ltd 813
31,933 3i Group plc 983
45,345 (a) Aavas Financiers Ltd 834
24,572 (b) ABC arbitrage 130
72,291 Abrdn plc 164
27,200 Acom Co Ltd 68
70,406 (a),(c) Adyen NV 90,890
82,200 AEON Financial Service Co Ltd 736
65,800 Aeon Thana Sinsap Thailand PCL 308
25,913 Affiliated Managers Group, Inc 3,924
169,517 (a),(b) Affirm Holdings, Inc 8,330
484,713 (b) AGNC Investment Corp 4,755
263,100 Aiful Corp 708
248,151 AJ Bell plc 990
843,932 Al Waha Capital PJSC 409
460,138 Allfunds Group PLC 3,272
262,183 Ally Financial, Inc 9,155
28,624 Alpha Group International plc 638
871,018 Amanat Holdings PJSC 285
2,123,919 American Express Co 397,895
413,710 Ameriprise Financial, Inc 157,139
29,181 Amlak International Finance Co 107
2,541,222 AMP Ltd 1,611
403 (c) Amundi S.A. 27
10,121 Anand Rathi Wealth Ltd 315
402,159 Angel One Ltd 16,848
139,298 (c) Anima Holding S.p.A 617
150,488 Annaly Capital Management, Inc 2,915
26,492 (b) Antin Infrastructure Partners S.A. 403
344,609 Apollo Global Management, Inc 32,114
113,230 Aptus Value Housing Finance India Ltd 435
350,258 Ares Management Corp 41,653
363,608 Ashmore Group plc 1,033
84,840 (a) AssetMark Financial Holdings, Inc 2,541
325,933 Australian Stock Exchange Ltd 14,003
422,144 (b) Avanza Bank Holding AB 9,806
84,514 AVIC Industry-Finance Holdings Co Ltd 37
87,276 Azimut Holding S.p.A. 2,281
4,851,229 B3 SA-Brasil Bolsa Balcao 14,515
153,000 (a),(c) Bairong, Inc 265
230,989 Bajaj Finance Ltd 20,325
159,271 Bajaj Finserv Ltd 3,224
22,207 Bajaj Holdings & Investment Ltd 2,047
48,146 (b) Banca Generali SpA 1,791
21,333 Banca IFIS S.p.A. 370
181,526 Banca Mediolanum S.p.A 1,714
9,619,154 Banco BTG Pactual S.A. - Unit 74,400
1,691,100 Bangkok Commercial Asset Management PCL 403
2,462,323 Bank of New York Mellon Corp 128,164
348,364 (a),(d) BBI EPS Ltd 2
1,717,874 (a) Berkshire Hathaway, Inc 612,697
1,154,800 (a) Beyond Securities PCL 153
827,520 (c) BFF Bank S.p.A 9,441
5,541,800 BFI Finance Indonesia Tbk PT 434
159,400 BGC Group, Inc 1,151
208,353 BlackRock, Inc 169,141
490,051 Blackstone, Inc 64,157
1,112,336 (a) Block, Inc 86,039
345,294 (b) Blue Owl Capital, Inc 5,145
63,400 BOC International China Co Ltd 92
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
355,400 (b) Bolsa Mexicana de Valores SAB de C.V. $ 735
71,749 Boursa Kuwait Securities Co KPSC 402
868,225 Bridgepoint Group Holdings Ltd 3,090
222,355 Brightsphere Investment Group, Inc 4,260
235,556 Brookfield Asset Management Ltd 9,461
934,662 (a) Brookfield Corp 37,491
51,567 BSE Ltd 1,375
145,929 Bure Equity AB 4,141
179,639 Burford Capital Ltd 2,777
470,500 Bursa Malaysia BHD 707
64,303 (a),(b) Cab Payments Holdings PLC 68
128,452 Caitong Securities Co Ltd 141
65,294 Can Fin Homes Ltd 610
68,348 Canaccord Financial, Inc 392
335,967 (a) Cannae Holdings, Inc 6,555
517,690 (a) Cantaloupe, Inc 3,836
178 Capital One Financial Corp 23
1,257,000 Capital Securities Corp 669
89,645 Carlyle Group, Inc 3,648
90,095 Cboe Global Markets, Inc 16,087
23,880 (b) Cembra Money Bank AG. 1,864
37,582 Central Depository Services India Ltd 823
131,600 Century Leasing System, Inc 1,421
639,854 Chailease Holding Co Ltd 4,021
372,596 Challenger Financial Services Group Ltd 1,649
77,264 Changjiang Securities Co Ltd 59
5,659,645 Charles Schwab Corp 389,384
647,000 China Bills Finance Corp 318
4,269,574 China Cinda Asset Management Co Ltd 427
896,000 China Everbright Ltd 530
1,647,959 China Galaxy Securities Co Ltd 872
114,250 China Galaxy Securities Co Ltd (Class A) 194
142,400 China Great Wall Securities Co Ltd 161
55,000 China International Capital Corp Ltd 295
635,337 (c) China International Capital Corp Ltd 933
167,636 China Merchants Securities Co Ltd 322
100,900 (a),(b),(c),(d) China Renaissance Holdings Ltd 0 ^
76,922 Cholamandalam Financial Holdings Ltd 961
1,015,515 Cholamandalam Investment and Finance Co Ltd 15,360
143,310 (b) CI Financial Corp 1,607
1,011,500 Cielo S.A. 975
1,746,465 CITIC Securities Co Ltd 3,568
338,516 CITIC Securities Co Ltd (Class A) 973
302,774 CME Group, Inc 63,764
127,318 (a),(b) Coinbase Global, Inc 22,143
239,420 Compass Diversified Trust 5,375
665,687 Corebridge Financial, Inc 14,419
980,012 (b) Coronation Fund Managers Ltd 1,667
97,126 Creades AB 693
4,756 (a) Credit Acceptance Corp 2,534
55,545 Credit Corp Group Ltd 613
249,100 Credit Saison Co Ltd 4,577
44,826 (a) CreditAccess Grameen Ltd 860
14,441 CRISIL Ltd 752
120,625 CSC Financial Co Ltd 402
2,962,000 CSSC Hong Kong Shipping Co Ltd 561
122,786 (a) Daishin Securities Co Ltd 1,362
28,638 (a) Daishin Securities Co Ltd PF 303
1,187,700 (a) Daiwa Securities Group, Inc 7,972
11,520 Daou Data Corp 123
17,593 (a) Daou Technology, Inc 244
63,470 Deutsche Bank AG. (Registered) 866
185,207 Deutsche Boerse AG. 38,141
102,748 (b),(c) Deutsche Pfandbriefbank AG. 702

SHARES DESCRIPTION
REFERENCERATE & SPREAD
543,824 Discover Financial Services $ 61,126
69,025 Dongxing Securities Co Ltd 80
1,429,907 Dubai Financial Market PJSC 541
419,266 East Money Information Co Ltd 831
172,210 (b) ECN Capital Corp 390
17,097,080 Edelweiss Financial Services Ltd 15,975
262,067 Edenred 15,683
74,818 (b) EFG International 961
399,265 E-Finance for Digital & Financial Investments 226
25,886 eGuarantee, Inc 375
918,084 (a) Egyptian Financial Group-Hermes Holding 495
808,422 Element Fleet Management Corp 13,154
358,482 Enact Holdings, Inc 10,357
12,530 (a) Enova International, Inc 694
471,393 (b) EQT AB 13,347
1,400,373 Equitable Holdings, Inc 46,632
208,811 Essent Group Ltd 11,013
1,895 Eurazeo 151
20,446 (a) Euronet Worldwide, Inc 2,075
996,939 (c) Euronext NV 86,641
105,806 Everbright Securities Co Ltd 230
164,640 Evercore Partners, Inc (Class A) 28,162
21,745 EVERTEC, Inc 890
62,939 EXOR NV 6,300
34,278 (a) EXOR NV 3,425
18,291 Factset Research Systems, Inc 8,726
531,401 (b) Far East Horizon Ltd 418
1,118,533 (a) Fawry for Banking & Payment Technology Services SAE 199
2,665,612 Fidelity National Information Services, Inc 160,123
55,663 (b) Fiera Capital Corp 256
56,600 Financial Partners Group Co Ltd 673
94,600 FinVolution Group (ADR) 464
155,891 First Capital Securities Co Ltd 128
14,351 First National Financial Corp 416
300,789 FirstCash Holdings, Inc 32,602
4,239,610 FirstRand Ltd 17,009
2,000,671 (a) Fiserv, Inc 265,769
55,566 (a) Five-Star Business Finance Ltd 491
121,989 (a) flatexDEGIRO AG. 1,501
92,431 (a) FleetCor Technologies, Inc 26,122
207,014 (a) FleetPartners Group Ltd 431
27,392 Flow Traders 543
365,625 (a) Flywire Corp 8,464
183,100 Founder Securities Co Ltd 208
213,596 Franklin Resources, Inc 6,363
4,109,347 Fuhwa Financial Holdings Co Ltd 3,692
22,453 (a) Fusion Micro Finance Ltd 155
45,100 (a) Futu Holdings Ltd (ADR) 2,464
14,484 Fuyo General Lease Co Ltd 1,255
635,000 (c) Genertec Universal Medical Group Co Ltd 365
909,500 (b) Gentera SAB de C.V. 1,263
424,636 GF Securities Co Ltd 508
168,708 GF Securities Co Ltd (Class A) 340
384,063 Global Payments, Inc 48,776
2,500 GMO Financial Gate, Inc 185
15,901 GMO Financial Holdings, Inc 85
303,677 GMO Payment Gateway, Inc 21,046
99,013 (b) goeasy Ltd 11,811
448,403 Goldman Sachs Group, Inc 172,980
207,210 Granite Point Mortgage Trust, Inc 1,231
21,587 GRENKE AG. 597
128,010 Groupe Bruxelles Lambert S.A. 10,081
10,312 Guangzhou Yuexiu Capital Holdings Group Co Ltd 9
28,904 Guolian Securities Co Ltd 44
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
100,849 Guosen Securities Co Ltd $ 121
2,407,800 (b) Guotai Junan International Holdings Ltd 185
194,816 Guotai Junan Securities Co Ltd 409
113,154 Guoyuan Securities Co Ltd 109
2,206,810 Haitong International Securities Group Ltd 427
1,422,773 Haitong Securities Co Ltd 760
250,312 Haitong Securities Co Ltd (Class A) 331
1,330,000 (b),(c) Haitong UniTrust International Leasing Co Ltd 140
34,000 Hamilton Lane, Inc 3,857
824,907 (a) Hanwha Investment & Securities Co Ltd 2,227
7,089 Hargreaves Lansdown plc 66
37,394 (c) HDFC Asset Management Co Ltd 1,440
264,920 Helia Group Ltd 786
14,886 Hithink RoyalFlush Information Network Co Ltd 330
26,101 (c) Home First Finance Co India Ltd 292
303,589 Hong Kong Exchanges and Clearing Ltd 10,413
155,000 Hotai Finance Co Ltd 646
38,390 Houlihan Lokey, Inc 4,603
536,940 (c) Huatai Securities Co Ltd 678
106,634 Huatai Securities Co Ltd (Class A) 210
29,800 Huaxi Securities Co Ltd 33
62,369 HUB24 Ltd 1,530
3,582 (a) Hypoport SE 699
66,879 (a) I3 Verticals, Inc 1,416
68,982 (c) ICICI Securities Ltd 595
1,116 ICRA Ltd 77
914,517 IDFC Ltd 1,390
103,100 iFAST Corp Ltd 641
401,778 (a) IFCI Ltd 141
3,032,205 IG Group Holdings plc 29,553
60,883 (b) IGM Financial, Inc 1,609
158,497 IIFL Finance Ltd 1,139
47,551 Illimity Bank S.p.A 287
82,749 Impax Asset Management Group plc 578
280,316 Indiabulls Housing Finance Ltd 729
2,400,066 (c) Indian Energy Exchange Ltd 4,841
223,554 Industrial Securities Co Ltd 185
138,880 Industrivarden AB 4,540
5,511 (b) Industrivarden AB 180
860,724 Infibeam Avenues Ltd 222
236,392 IntegraFin Holdings plc 913
78,341 Interactive Brokers Group, Inc (Class A) 6,494
1,688,063 Intercontinental Exchange, Inc 216,798
234,725 Intermediate Capital Group plc 5,015
430,550 (a) International Money Express, Inc 9,511
276,602 Invesco Ltd 4,935
206,486 Investec Ltd 1,418
521,698 Investec plc 3,528
51,104 Investment AB Oresund 542
57,004 Investor AB 1,322
504,667 (b) IOOF Holdings Ltd 805
860,464 IP Group plc 637
448,014 Is Yatirim Menkul Degerler AS 486
2,800 iShares Core S&P 500 ETF 1,337
1,155,562 (b) iShares MSCI ACWI ETF 117,602
712,069 (b) iShares MSCI Canada Index Fund 26,119
27,500 (b) iShares MSCI EAFE Index Fund 2,072
6,580 iShares Russell 2000 Index Fund 1,321
163,529 Isracard Ltd 579
61,800 (b) J Trust Co Ltd 201
16,725 Jaccs Co Ltd 614
43,028 Jack Henry & Associates, Inc 7,031
120,100 Jackson Financial, Inc 6,149
474,154 Jafco Co Ltd 5,538

SHARES DESCRIPTION
REFERENCERATE & SPREAD
100,763 Janus Henderson Group plc $ 3,038
72,100 Japan Securities Finance Co Ltd 790
284,754 Jefferies Financial Group, Inc 11,507
430,325 JM Financial Ltd 508
549,200 JMT Network Services PCL 409
55,914 JSE Ltd 283
110,214 (c) JTC plc 1,145
260,503 Julius Baer Group Ltd 14,614
404,358 Jupiter Fund Management plc 481
21,315 (a) Kakaopay Corp 810
43,358 (a) Kfin Technologies Ltd 251
2,710,000 (a),(b) Kingkey Financial International Holdings Ltd 173
195,445 (a) Kinnevik AB 2,101
12,174 (a) KIWOOM Securities Co Ltd 937
789,449 KKR & Co, Inc 65,406
17,429 (a) Korea Investment Holdings Co Ltd 825
14,303 KRUK S.A. 1,734
689,828 Krungthai Card PCL 878
533,338 L&T Finance Holdings Ltd 1,057
1,079,311 Ladder Capital Corp 12,423
197,348 Lazard Ltd (Class A) 6,868
6,911 (b) Leonteq AG. 283
69,600 LexinFintech Holdings Ltd (ADR) 128
236,556 LIC Housing Finance Ltd 1,523
60,006 Liontrust Asset Management plc 482
932,695 London Stock Exchange Group plc 110,255
248,979 LPL Financial Holdings, Inc 56,673
73,200 (b) Lufax Holding Ltd (ADR) 225
12,300 M&A Capital Partners Co Ltd 212
99,700 (a) M&A Research Institute Holdings, Inc 3,153
2,350,044 M&G plc 6,651
66,988 (b) MA Financial Group Ltd 252
323,635 Macquarie Group Ltd 40,513
139,328 Magellan Financial Group Ltd 881
385,365 Mahindra & Mahindra Financial Services Ltd 1,280
19,027,762 Man Group plc 56,414
413,588 Manappuram Finance Ltd 854
29,956 MarketAxess Holdings, Inc 8,773
2,252,570 (a) Marqeta, Inc 15,723
143,900 Marui Co Ltd 2,407
11,381 (c) MAS Financial Services Ltd 119
2,277,741 Mastercard, Inc (Class A) 971,479
92,000 Matsui Securities Co Ltd 477
89,521 (a) Meritz Financial Group, Inc 4,096
66,919 MGIC Investment Corp 1,291
87,923 (a) Mirae Asset Daewoo Co Ltd 519
686,900 Mitsubishi UFJ Lease & Finance Co Ltd 4,602
24,500 Mizuho Leasing Co Ltd 839
99,654 (a) Molten Ventures plc 353
158,952 Monex Group, Inc 808
83,503 Moody's Corp 32,613
2,163,726 Morgan Stanley 201,767
19,319 Morningstar, Inc 5,530
39,542 Motilal Oswal Financial Services Ltd 589
199,590 (a) Mr Cooper Group, Inc 12,997
66,069 MSCI, Inc (Class A) 37,372
478,382 Muangthai Capital PCL 629
18,722 Multi Commodity Exchange of India Ltd 719
5,469 Mutares SE & Co KGaA 214
50,216 Muthoot Finance Ltd 890
99,600 Nanjing Securities Co Ltd 112
257,898 Nasdaq Stock Market, Inc 14,994
367,093 National Investments Co KSCP 286
48,490 (a) Nayifat Finance Co 190
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
50,933 (a) NCR Corp ATM $ 1,237
98,567 Netwealth Group Ltd 1,035
387,981 (a),(c) Network International Holdings plc 1,928
21,863 (a),(c) Nexi S.p.A 179
1,044,400 Ngern Tid Lor PCL 687
18,149 (a) NICE Holdings Co Ltd 186
164,299 Ninety One Ltd 386
224,311 Ninety One plc 525
120,074 (c) Nippon Life India Asset Management Ltd 646
531,884 (a) NMI Holdings, Inc 15,786
28,100 Noah Holdings Ltd (ADR) 388
2,665,700 (a) Nomura Holdings, Inc 12,005
114,158 Nordnet AB publ 1,944
4,977 (a) Nuvama Wealth Management Ltd 214
432,476 (b) Nuvei Corp 11,361
106,725 (b),(c) Nuvei Corp 2,803
119,593 Okasan Holdings, Inc 580
3,358,416 (a) Omni Bridgeway Ltd 3,102
195,142 (a) One 97 Communications Ltd 1,488
208,962 OneMain Holdings, Inc 10,281
50,200 Onex Corp 3,506
41,250 Orient Corp 313
196,051 Orient Securities Co Ltd 241
2,404,340 ORIX Corp 45,156
444,577 Osaka Securities Exchange Co Ltd 9,383
2,027,794 OSB Group plc 11,974
88,688 (a) Oyak Yatirim Menkul Degerler AS. 122
6,068,800 (a) Pacific Strategic Financial Tbk PT 451
653,340 (a) Pagseguro Digital Ltd 8,147
158,226 Paragon Group of Cos plc 1,407
741 Partners Group 1,071
147,030 Patria Investments Ltd 2,280
710,200 (a) Payoneer Global, Inc 3,700
1,869,205 (a) PayPal Holdings, Inc 114,788
153,850 (a) Paysafe Ltd 1,968
184,360 PennyMac Mortgage Investment Trust 2,756
1,822,665 (a),(b) Pensionbee Group plc 2,277
202,171 Pepper Money Ltd 170
87,072 (b) Perpetual Trustees Australia Ltd 1,513
118,234 Pinnacle Investment Management Group Ltd 812
106,554 Piper Jaffray Cos 18,633
2,706,865 Piramal Enterprises Ltd 30,280
378,181 Platinum Asset Mangement Ltd 343
370,054 Plus500 Ltd 7,859
86,280 (a),(c) PNB Housing Finance Ltd 809
64,698 Polar Capital Holdings plc 384
188,830 Poonawalla Fincorp Ltd 987
1,298,146 Power Finance Corp Ltd 5,965
185,520 (a) PRA Group, Inc 4,861
669,000 President Securities Corp 428
177,730 Provident Financial plc 293
3,727 Prudent Corporate Advisory Services Ltd 54
911,717 PSG Konsult Ltd 762
1,075,784 (c) Quilter plc 1,407
1,793,800 Ratchthani Leasing PCL 136
46,752 Rathbone Brothers 1,038
156,156 Ratos AB (B Shares) 559
141,382 Raymond James Financial, Inc 15,764
1,746,564 REC Ltd 8,659
54,149 Reinet Investments S.C.A 1,380
12,544,689 (a) Reliance Strategic Investments Ltd 35,072
402,213 Remgro Ltd 3,573
94,644 (c) Resurs Holding AB 225
11,261 Ricoh Leasing Co Ltd 387

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
364,465 Rithm Capital Corp $ 3,892
783,729 (a) Robinhood Markets, Inc 9,985
89,858 (a) Rocket Cos, Inc 1,301
650,626 S&P Global, Inc 286,614
22,865 Samsung Securities Co Ltd 681
19,589 Saudi Tadawul Group Holding Co 959
110,107 SBI Cards & Payment Services Ltd 1,005
1,250,550 SBI Holdings, Inc 28,066
29,807 Schroders plc 163
153,200 SDIC Capital Co Ltd 146
74,413 SEI Investments Co 4,729
151,000 Shanxi Securities Co Ltd 115
9,187 Share India Securities Ltd 205
665,244 Shenwan Hongyuan Group Co Ltd 417
72,225 (a),(b) Shift4 Payments, Inc 5,369
6,831 Shinyoung Securities Co Ltd 316
36,465 SHL Finance Co 176
115,117 Shriram Finance Ltd 2,840
402,574 Singapore Exchange Ltd 2,995
105,000 Sinolink Securities Co Ltd 134
170,279 SLM Corp 3,256
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 218
3,695 Societe Fonciere Financiere et de Participations FFP 414
702,266 (a),(b) SoFi Technologies, Inc 6,988
16,674 (b) Sofina S.A. 4,157
125,135 SooChow Securities Co Ltd 129
135,973 Southwest Securities Co Ltd 78
20,048 (a) Spandana Sphoorty Financial Ltd 272
18,871 Sparx Group Co Ltd 215
4,500 SPDR S&P 500 ETF Trust 2,139
183,043 (b) SPDR S&P Biotech ETF 16,344
16,984 Sprott, Inc 575
462,200 Srisawad Corp PCL 547
19,058 St. James's Place plc 166
436,075 (b) Starwood Property Trust, Inc 9,166
86,666 State Street Corp 6,713
105,070 StepStone Group, Inc 3,344
74,763 Stifel Financial Corp 5,170
315,043 (a) StoneCo Ltd 5,680
94,538 (a) StoneX Group, Inc 6,980
8,624 Strike Co Ltd 294
63,277 Svolder AB 381
9,295 Swissquote Group Holding S.A. 2,267
355,000 SY Holdings Group Ltd 221
165,039 T Rowe Price Group, Inc 17,773
82,553 (b) Tamburi Investment Partners S.p.A. 849
10,866 Tata Investment Corp Ltd 559
867,715 Tel Aviv Stock Exchange Ltd 4,629
241,500 Tianfeng Securities Co Ltd 105
69,715 (b) Timbercreek Financial Corp 351
204,000 TMX Group Ltd 4,934
257,203 (a) Toast, Inc 4,697
173,480 Tokai Tokyo Securities Co Ltd 646
84,132 (a) Tong Yang Investment Bank 166
618,131 TP ICAP Group plc 1,537
48,651 TPG, Inc 2,100
83,628 Tradeweb Markets, Inc 7,600
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 235
379,671 (a) Tyro Payments Ltd 285
3,604,033 UBS Group AG 111,947
954,046 (b) UBS Group AG 29,480
18,467 Ujjivan Financial Services Ltd 125
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
85,600 (a),(b) Up Fintech Holding Ltd (ADR) $ 378
43,062 UTI Asset Management Co Ltd 448
71,716 (b) UWM Holdings Corp 513
848,011 Value Partners Group Ltd 232
138,077 Van Lanschot Kempen NV 4,299
18,722 Verusa Holding AS. 125
42,000 Victory Capital Holdings, Inc 1,446
246,983 Virtu Financial, Inc 5,004
2,582,910 Visa, Inc (Class A) 672,461
22,109 Vontobel Holding AG. 1,434
205,047 Voya Financial, Inc 14,960
23,175 Warsaw Stock Exchange 250
191,986 Washington H Soul Pattinson & Co Ltd 4,289
1,850,395 Waterland Financial Holdings 738
31,400 (a) WealthNavi, Inc 433
18,674 Wendel 1,666
112,603 Western Securities Co Ltd 101
527,523 Western Union Co 6,288
18,607 (a) WEX, Inc 3,620
658,276 (a) Wise plc 7,321
43,564 (a) Woori Investment & Securities Co Ltd 348
8,888 (a),(c) Worldline S.A. 155
1,304,320 XP, Inc 34,004
33,975 (c) XTB S.A. 327
9,566,200 (b) Yangzijiang Financial Holding Ltd 2,353
148,400 (a),(b) Yeahka Ltd 280
1,698,000 (b),(c) Yixin Group Ltd 133
199,129 Yulon Finance Corp 1,206
193,365 Zenkoku Hosho Co Ltd 7,280
49,091 Zheshang Securities Co Ltd 72
250,300 Zhongtai Securities Co Ltd 242
TOTAL FINANCIAL SERVICES 7,855,938
FOOD, BEVERAGE & TOBACCO - 3.2%
146,649 AAK AB 3,271
69,716 AG. Barr plc 456
241,807 Agthia Group PJSC 321
359,937 Ajinomoto Co, Inc 13,855
15,719 Al Jouf Agricultural Development Co 207
220,028 Almarai Co JSC 3,298
285,202 Altria Group, Inc 11,505
1,980,539 Ambev S.A. 5,566
165,160 Anadolu Efes Biracilik Ve Malt Sanayii AS 771
16,111 Angel Yeast Co Ltd 80
1,269,873 Anheuser-Busch InBev S.A. 81,968
102,628 Anhui Gujing Distillery Co Ltd 1,563
21,514 Anhui Gujing Distillery Co Ltd (Class A) 707
25,117 Anhui Kouzi Distillery Co Ltd 160
29,000 Anhui Yingjia Distillery Co Ltd 271
436,026 (b) Arca Continental SAB de C.V. 4,761
95,734 Archer-Daniels-Midland Co 6,914
13,272 Ariake Japan Co Ltd 437
3,944,035 (a) Aryzta AG. 7,284
241,035 Asahi Breweries Ltd 8,975
692,842 Associated British Foods plc 20,882
32,112 Astral Foods Ltd 257
405,000 (b) Ausnutria Dairy Corp Ltd 135
76,223 Austevoll Seafood ASA 556
141,351 (a),(b) Australian Agricultural Co Ltd 135
54,581 Avanti Feeds Ltd 275
279,256 AVI Ltd 1,249
39,816 Bakkafrost P 2,082

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
642,706 Baladna $ 212
99,297 Balrampur Chini Mills Ltd 489
130 (b) Barry Callebaut AG. 219
227,536 Bega Cheese Ltd 549
235,601 Beijing Dabeinong Technology Group Co Ltd 198
96,000 Beijing Yanjing Brewery Co Ltd 117
1,855 Bell Food Group AG. 560
650,100 Betagro PCL 457
53,080 Bikaji Foods International Ltd 348
17,447 Bombay Burmah Trading Co 330
6,948 (b) Bonduelle S.C.A. 84
7,134 (a) Boston Beer Co, Inc (Class A) 2,465
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 173
484,600 (a) BRF S.A. 1,354
94,458 Britannia Industries Ltd 6,058
117,800 British American Tobacco Malaysia BHD 238
1,309,561 British American Tobacco plc 38,317
1,384,270 Britvic plc 14,818
4,207 Brown-Forman Corp (Class A) 251
14,663 Brown-Forman Corp (Class B) 837
1,409,380 (c) Budweiser Brewing Co APAC Ltd 2,642
654,479 (a) Bunge Global S.A. 66,070
311,591 C&C Group plc 606
65,400 Calbee, Inc 1,315
73,000 Camil Alimentos S.A. 127
15,895 Campbell Soup Co 687
58,614 (a) CANARIABIO, Inc 234
208,100 Carabao Group PCL 502
178,915 Carlsberg AS (Class B) 22,451
201,200 Carlsberg Brewery Malaysia Bhd 844
59,493 CCL Products India Ltd 460
410,806 (a) Celsius Holdings, Inc 22,397
947,800 Century Pacific Food, Inc 530
132,800 Charoen Pokphand Enterprise 415
3,075,531 Charoen Pokphand Foods PCL 1,763
6,181,218 Charoen Pokphand Indonesia Tbk PT 2,017
3,393,021 (c) China Feihe Ltd 1,856
2,408,000 China Foods Ltd 907
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0 ^
1,343,227 China Mengniu Dairy Co Ltd 3,619
3,105,000 (b) China Modern Dairy Holdings Ltd 294
684,357 China Resources Beer Holdings Company Ltd 3,003
937,000 (b),(c) China Youran Dairy Group Ltd 177
5 (b) Chocoladefabriken Lindt & Spruengli AG. 607
22,427 Chongqing Brewery Co Ltd 210
88,277 Cia Cervecerias Unidas S.A. 562
6,973 CJ CheilJedang Corp 1,750
150,732 Cloetta AB 274
3,198,029 Coca-Cola Co 188,460
9,060 Coca-Cola Consolidated Inc 8,411
1,634,560 (a) Coca-Cola Europacific Partners plc 109,091
453,983 (b) Coca-Cola Femsa SAB de C.V. 4,304
6,130 Coca-Cola HBC AG. 180
277,600 Coca-Cola West Japan Co Ltd 3,984
2,280,000 (a),(b) COFCO Joycome Foods Ltd 549
353,695 ConAgra Brands, Inc 10,137
81,837 Constellation Brands, Inc (Class A) 19,784
327,733 Costa Group Holdings Ltd 696
43,371 Cranswick plc 2,101
15,133 (a) Daesang Corp 243
307,202 Danone 19,931
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
119,826 (a) Darling International, Inc $ 5,972
7,668,790 Davide Campari-Milano NV 86,601
2,062,150 Diageo plc 74,846
4,879 (a) Dodla Dairy Ltd 52
58,900 Dole plc 724
2,585 (a) Dongwon F&B Co Ltd 66
8,500 Dydo Drinco, Inc 352
1,069,228 Eastern Tobacco 971
14,100 Eastroc Beverage Group Co Ltd 363
317,283 Embotelladora Andina S.A. 789
1,710 (b) Emmi AG. 1,853
39,215 Ezaki Glico Co Ltd 1,161
591,100 Farm Fresh Bhd 170
1,386,548 Fevertree Drinks plc 18,540
13,194 First Milling Co 261
5,548,000 First Pacific Co 2,211
387,000 First Resources Ltd 419
19,910 Flowers Foods, Inc 448
1,651,083 (b) Fomento Economico Mexicano S.A. de C.V. 21,488
1,374,966 Fomento Economico Mexicano SAB de C.V. (ADR) 179,227
231,161 Foshan Haitian Flavouring & Food Co Ltd 1,237
96,600 Fraser & Neave Holdings Bhd 592
119,195 Fresh Del Monte Produce, Inc 3,129
33,056 (a),(b) Freshpet, Inc 2,868
11,445 Fu Jian Anjoy Foods Co Ltd 169
34,727 Fuji Oil Co Ltd 597
69,816 Fujian Sunner Development Co Ltd 169
29,632 Fujicco Co Ltd 408
3,382 (b) Fujiya Co Ltd 58
119,105 Futuris Corp Ltd 612
132,404 General Mills, Inc 8,625
517,600 GFPT PCL (Foreign) 174
161,363 Glanbia plc 2,660
10,475 Godfrey Phillips India Ltd 265
11,654,105 Golden Agri-Resources Ltd 2,294
467,500 Great Wall Enterprise Co Ltd 890
400,724 (a) Greencore Group plc 493
41,836 Grieg Seafood ASA 281
155,566 (b) Gruma SAB de C.V. 2,850
1,133,041 (b) Grupo Bimbo S.A. de C.V. (Series A) 5,735
311,100 Guan Chong Bhd 124
67,845 Guangdong Haid Group Co Ltd 430
56,232 Gujarat Ambuja Exports Ltd 248
7,885 (a) Halwani Brothers Co 106
42,064 (a) Harim Holdings Co Ltd 253
172,314 Health & Happiness H&H International Holdings Ltd 267
49,500 Hebei Hengshui Laobaigan Liquor Co Ltd 157
65,700 Hebei Yangyuan Zhihui Beverage Co Ltd 197
103,332 Heilongjiang Agriculture Co Ltd 174
107,943 Heineken Holding NV 9,140
314,000 Heineken Malaysia Bhd 1,650
2,373,952 Heineken NV 241,192
182,823 Henan Shuanghui Investment & Development Co Ltd 689
11,974 Hershey Co 2,232
58,007 Hilton Food Group plc 592
33,088 (a) Hindustan Foods Ltd 223
22,675 (a) Hite Jinro Co Ltd 395
14,500 Hokuto Corp 178
23,749 Hormel Foods Corp 763
49,962 House Foods Corp 1,103
530,600 Ichitan Group PCL 244
27,878 Imperial Tobacco Group plc 642

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,821,709 Indofood CBP Sukses Makmur Tbk PT $ 1,250
291,423 Inghams Group Ltd 787
60,380 Ingredion, Inc 6,553
346,853 Inner Mongolia Yili Industrial Group Co Ltd 1,309
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0 ^
1,927,106 IOI Corp BHD 1,648
424,500 I-TAIL Corp PCL 262
2,569,926 ITC Ltd 14,265
43,000 Ito En Ltd 1,305
18,940 Itoham Yonekyu Holdings, Inc 518
8,367 J.M. Smucker Co 1,057
513,500 Jalles Machado S.A. 830
408,500 (b) Japan Tobacco, Inc 10,550
4,685,000 Japfa Comfeed Indonesia Tbk PT 359
657,782 JBS S.A. 3,340
3,168 JDE Peet's NV 85
65,626 Jiangsu King's Luck Brewery JSC Ltd 451
78,681 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,221
5,962 JiuGui Liquor Co Ltd 62
13,046 J-Oil Mills, Inc 179
38,964 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 154
23,701 Juewei Food Co Ltd 90
60,646 (b) Kagome Co Ltd 1,349
10,900 Kameda Seika Co Ltd 317
23,394 Kaveri Seed Co Ltd 172
103,945 Kayseri Seker Fabrikasi AS. 119
20,838 Kellogg Co 1,165
2,608 Kerry Group plc (Class A) 226
789,305 Keurig Dr Pepper, Inc 26,300
80,397 Kewpie Corp 1,417
1,984,200 Khon Kaen Sugar Industry PCL 153
112,400 Kikkoman Corp 6,868
491,079 (b) Kirin Brewery Co Ltd 7,189
78,900 Kotobuki Spirits Co Ltd 1,206
3,414,157 Kraft Heinz Co 126,256
42,521 KRBL Ltd 192
89,591 KT&G Corp 6,036
392,635 Kuala Lumpur Kepong BHD 1,863
63,685 Kweichow Moutai Co Ltd 15,502
164,325 Lamb Weston Holdings, Inc 17,762
12,590 Lancaster Colony Corp 2,095
3,482 Lassonde Industries, Inc 369
225,195 Leroy Seafood Group ASA 926
96,211 Lian HWA Food Corp 274
671,398 Lien Hwa Industrial Corp 1,458
31 Lindt & Spruengli AG. 372
3,020 (a) Lotte Chilsung Beverage Co Ltd 343
1,838 (a) Lotte Wellfood Co Ltd 176
952 (b) Lotus Bakeries NV 8,649
113,162 LT Foods Ltd 276
77,723 Luzhou Laojiao Co Ltd 1,970
57,700 M Dias Branco S.A. 458
62,285 (b) Maple Leaf Foods, Inc 1,186
360,978 (a) Marfrig Global Foods S.A. 714
432,841 Marico Ltd 2,852
28,800 Maruha Nichiro Corp 567
20,546 McCormick & Co, Inc 1,406
36,387 Megmilk Snow Brand Co Ltd 545
129,300 Meihua Holdings Group Co Ltd 174
182,198 MEIJI Holdings Co Ltd 4,328
58,371 Mezzan Holding Co KSCC 109
89,073 MGP Ingredients, Inc 8,775
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
255,300 Minerva S.A. $ 392
45,200 Mitsui Sugar Co Ltd 951
14,506 Molson Coors Brewing Co (Class B) 888
4,804,864 Mondelez International, Inc 348,016
4,722,317 (a) Monster Beverage Corp 272,053
57,558 Morinaga & Co Ltd 1,044
660,826 Morinaga Milk Industry Co Ltd 12,792
18,851 Mowi ASA 338
19,551 Mrs Bectors Food Specialities Ltd 263
281,338 Muyuan Foods Co Ltd 1,635
108,000 Namchow Holdings Co Ltd 179
116,207 (a) National Agriculture Development Co 864
29,394 Nestle India Ltd 9,385
39,514 Nestle Malaysia Bhd 1,011
3,176,621 Nestle S.A. 368,233
219,305 (a) New Hope Liuhe Co Ltd 288
423,092 Nichirei Corp 10,430
37,897 Nippon Flour Mills Co Ltd 597
67,500 Nippon Meat Packers, Inc 2,289
233,759 Nippon Suisan Kaisha Ltd 1,257
19,122 Nisshin Oillio Group Ltd 581
161,300 Nisshin Seifun Group, Inc 2,172
37,200 Nissin Food Products Co Ltd 1,299
88,568 Nissin Foods Co Ltd 71
1,761,600 (b),(c) Nongfu Spring Co Ltd 10,194
2,445 (a) NongShim Co Ltd 771
63,745 Oceana Group Ltd 246
226,321 Origin Enterprises plc 859
19,998 (a) Orion Corp/Republic of Korea 1,795
80,772 (a) Orion Holdings Corp 914
4,959 (b) Orior AG. 425
30,255 Orkla ASA 235
1,037,017 Osotspa PCL 667
1,254 (a) Ottogi Corp 389
1,886,608 PepsiCo, Inc 320,422
408,373 Pernod-Ricard S.A. 72,168
12,535,800 Perusahaan Perkebunan London Sumatra Indonesia Tbk PT 725
600 Philip Morris CR AS. 419
4,683,954 Philip Morris International, Inc 440,666
105,349 (a) Pilgrim's Pride Corp 2,914
5,610 (a) Post Holdings, Inc 494
473,541 PPB Group BHD 1,492
476,389 Premier Foods plc 823
35,854 (b) Premium Brands Holdings Corp 2,544
18,138 Prima Meat Packers Ltd 302
2,134,069 Primo Water Corp 32,118
128,194 (b) Primo Water Corp (Toronto) 1,931
409,800 PT Astra Agro Lestari Tbk 187
3,631,609 PT Indofood Sukses Makmur Tbk 1,521
690,800 QL Resources Bhd 858
463,300 R&B Food Supply PCL 198
60,269 Radico Khaitan Ltd 1,201
43,696 Remy Cointreau S.A. 5,574
12,500 Riken Vitamin Co Ltd 198
459,500 (b) RLX Technology, Inc (ADR) 919
60,708 (b) Rogers Sugar, Inc 247
40,519 Royal Unibrew A.S. 2,707
14,294 S Foods, Inc 333
23,555 Sakata Seed Corp 653
77,698 Salmar ASA 4,351
3,626 Samyang Foods Co Ltd 608
2,268 (a) Samyang Holdings Corp 121

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
124,300 Sao Martinho S.A. $ 750
89,100 Sappe PCL 226
53,186 (b) Sapporo Holdings Ltd 2,343
167,686 Saputo, Inc 3,395
11,653 (a) Saudi Fisheries Co 75
12,081 Saudia Dairy & Foodstuff Co 1,073
234,326 Savola Group 2,334
8,462,600 Sawit Sumbermas Sarana Tbk PT 574
100,109 (c) Scandinavian Tobacco Group A.S. 1,739
9,280 Schouw & Co 760
158 Seaboard Corp 564
94,666 (a),(b) Select Harvests Ltd 187
43,439 Shanghai Bairun Investment Holding Group Co Ltd 151
63,342 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,062
14,300 Shede Spirits Co Ltd 195
14,987 Showa Sangyo Co Ltd 336
529,285 (a) Shree Renuka Sugars Ltd 300
22,301 Sichuan Swellfun Co Ltd 185
1,718,378 Sime Darby Plantation Bhd 1,666
24,410 (a) Sinad Holding Co 85
172,754 SLC Agricola S.A. 669
1,565,171 (b),(c) Smoore International Holdings Ltd 1,305
329,700 Srinanaporn Marketing PCL 170
263,000 Standard Foods Corp 333
42,847 (a) Strauss Group Ltd 806
51,361 Suedzucker AG. 805
17,446 Sula Vineyards Ltd 105
60,641 (a),(b) SunOpta, Inc 331
25,400 Suntory Beverage & Food Ltd 835
380,500 Ta Ann Holdings Bhd 303
467,000 (a) Taiwan TEA Corp 330
112,003 Takara Holdings, Inc 982
3,692 Tanmiah Food Co 100
67,645 Tata Coffee Ltd 261
474,624 Tata Consumer Products Ltd 6,196
323,928 Tate & Lyle plc 2,721
2,271,800 Thai Union Group PCL 997
399,230 Thai Vegetable Oil PCL (Foreign) 250
132,911 (b) Tiger Brands Ltd 1,460
61,907 Tilaknagar Industries Ltd 179
1,821,301 Tingyi Cayman Islands Holding Corp 2,221
71,700 Toyo Suisan Kaisha Ltd 3,699
161,949 Treasury Wine Estates Ltd 1,192
118,700 Tres Tentos Agroindustrial S.A. 294
52,366 Triveni Engineering & Industries Ltd 217
639,100 TSH Resources Bhd 136
555,471 Tsingtao Brewery Co Ltd 3,732
40,993 Tsingtao Brewery Co Ltd (Class A) 432
39,000 Ttet Union Corp 181
7,990 Turning Point Brands, Inc 210
22,810 Tyson Foods, Inc (Class A) 1,226
159,020 Ulker Biskuvi Sanayi AS 442
1,279,616 Uni-President China Holdings Ltd 911
4,292,934 Uni-President Enterprises Corp 10,415
401,000 United Plantations BHD 1,552
252,509 United Spirits Ltd 3,389
735,260 Universal Robina Corp 1,568
67,200 Utz Brands, Inc 1,091
393,606 Varun Beverages Ltd 5,847
150,220 Vector Group Ltd 1,694
411,847 Vina Concha y Toro S.A. 485
31,076 (b) Viscofan S.A. 1,839
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
54,570 (a) Vita Coco Co, Inc $ 1,400
636,000 Vitasoy International Holdings Ltd 634
4,110 VST Industries Ltd 168
4,401,694 Want Want China Holdings Ltd 2,661
297,000 Wei Chuan Foods Corp 184
366,070 Wens Foodstuffs Group Co Ltd 1,035
6,829,696 (c) WH Group Ltd 4,411
1,572,119 Wilmar International Ltd 4,247
6,923 (a) WK Kellogg Co 91
200,642 Wuliangye Yibin Co Ltd 3,972
191,900 Yakult Honsha Co Ltd 4,308
90,100 Yamazaki Baking Co Ltd 2,058
392,000 (b) Yihai International Holding Ltd 623
67,700 Yihai Kerry Arawana Holdings Co Ltd 319
115,917 (a) Yuan Longping High-tech Agriculture Co Ltd 230
903,000 (b),(c) Zhou Hei Ya International Holdings Co Ltd 258
38,435 Zydus Wellnes Ltd 776
TOTAL FOOD, BEVERAGE & TOBACCO 3,798,722
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
4,414,536 Abbott Laboratories 485,908
103,816 (a) Acadia Healthcare Co, Inc 8,073
186,400 (a) Accolade, Inc 2,239
10,100 (a) Addus HomeCare Corp 938
168,987 Advanced Medical Solutions Group plc 447
344,944 (a),(b) agilon health, Inc 4,329
232,449 Aier Eye Hospital Group Co Ltd 519
444,000 (b),(c) AK Medical Holdings Ltd 356
65,666 Al Hammadi Holding 1,045
531,317 Alcon, Inc 41,568
544,500 Alfresa Holdings Corp 9,244
209,159 (a) Align Technology, Inc 57,310
385,330 (a) Allscripts Healthcare Solutions, Inc 4,042
1,074,233 (a) Alphatec Holdings, Inc 16,232
147,230 (a) Ambu A.S. 2,294
15,540 (a) Amedisys, Inc 1,477
137,855 AmerisourceBergen Corp 28,313
627,700 Amplifon S.p.A. 21,750
372,200 Amvis Holdings, Inc 7,918
16,293 (b) Andlauer Healthcare Group, Inc 504
34,000 (b),(c) Angelalign Technology, Inc 246
59,750 (a) Angiodynamics, Inc 468
99,729 Ansell Ltd 1,711
90,723 Apollo Hospitals Enterprise Ltd 6,215
766,728 Arjo AB 3,001
109,500 (a),(b),(c) Arrail Group Ltd 101
24,244 As One Corp 960
528,200 Asahi Intecc Co Ltd 10,711
119,031 (a),(c) Aster DM Healthcare Ltd 586
493,867 (a) AtriCure, Inc 17,626
82,871 (a),(c) Attendo AB 297
77,866 (b) Australian Clinical Labs Ltd 153
16,100 Autobio Diagnostics Co Ltd 129
250,210 (a) Axogen, Inc 1,709
305,087 (a) Axonics, Inc 18,986
1,076,200 Bangkok Chain Hospital PCL 706
4,419,500 Bangkok Dusit Medical Services PCL 3,589
4,634,471 Bangkok Dusit Medical Services PCL 3,764
44,711 Baxter International, Inc 1,729
536,074 Becton Dickinson & Co 130,711
57,250 Beijing Chunlizhengda Medical Instruments Co Ltd 91
73,267 BioMerieux 8,152

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,045 BML, Inc $ 320
3,975,522 (a) Boston Scientific Corp 229,825
339,080 (a) Brookdale Senior Living, Inc 1,973
248,938 Bumrungrad Hospital PCL 1,617
365,731 Cardinal Health, Inc 36,866
1,154,400 (b) Carenet, Inc 8,966
1,493 Carl Zeiss Meditec AG. 163
842,216 (a) Centene Corp 62,501
90,615 (a) Certara, Inc 1,594
37,366 (a) Chabiotech Co Ltd 567
234,500 Chaoju Eye Care Holdings Ltd 133
7,120 Chemed Corp 4,163
92,100 China Meheco Co Ltd 145
30,700 China National Medicines Corp Ltd 124
723,500 China Resources Medical Holdings Co Ltd 446
4,203,000 Chularat Hospital PCL 386
843,522 Cigna Group 252,593
14,752 (a) Classys, Inc 430
814,984 (a) Cleopatra Hospital 122
221,400 (a),(b) ClouDr Group Ltd 194
133,878 (a) CM Hospitalar S.A. 385
500,000 C-Mer Eye Care Holdings Ltd 220
59,247 Cochlear Ltd 12,054
112,195 Coloplast A.S. 12,820
2,230 Coltene Holding AG. 190
249,101 CompuGroup Medical SE & Co KgaA 10,427
3,920,117 (c) ConvaTec Group plc 12,199
25,327 Cooper Cos, Inc 9,585
2,100 (a) Corvel Corp 519
25,050 Craneware plc 559
72,930 (a) Cross Country Healthcare, Inc 1,651
13,620 (a) CryoLife, Inc 244
449,216 CVS Group plc 9,637
799,534 CVS Health Corp 63,131
75,531 (a),(b) CYBERDYNE, Inc 120
12,433 Dallah Healthcare Co 569
25,702 (a) DaVita, Inc 2,693
149,643 (a) Demant A.S. 6,563
386,159 (a),(b) dentalcorp Holdings Ltd 2,028
5,873 (a) Dentium Co Ltd 596
121,897 Dentsply Sirona, Inc 4,338
1,775,109 (a) DexCom, Inc 220,273
118,300 (a) Diagnosticos da America S.A. 235
804 DiaSorin S.p.A. 83
90,928 (a) Doximity, Inc 2,550
30,870 (c) Dr Lal PathLabs Ltd 956
94,185 Dr Sulaiman Al Habib Medical Services Group Co 7,128
7,885 Draegerwerk AG. 452
124,812 EBOS Group Ltd 2,799
72,049 Eckert & Ziegler Strahlen- und Medizintechnik AG. 3,281
407,015 (a) Edwards Lifesciences Corp 31,035
27,100 Eiken Chemical Co Ltd 328
30,950 (b) El.En. S.p.A 333
16,838 (b) Elan Corp 133
290,976 Elekta AB (B Shares) 2,383
1,014,075 Elevance Health, Inc 478,197
37,900 EM Systems Co Ltd 187
221,109 Encompass Health Corp 14,752
39,764 (a) Enovis Corp 2,228
74,933 (a) Envista Holdings Corp 1,803
20,767 (a) Eoflow Co Ltd 67
5,186 Equasens 350
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,186,034 Essilor International S.A. $ 238,154
192,093 (a),(b) Establishment Labs Holdings, Inc 4,973
44,537 (b) Extendicare, Inc 245
104,887 Fagron NV 1,926
108,929 Fisher & Paykel Healthcare Corp 1,625
200,982 Fleury S.A. 746
371,872 Fortis Healthcare Ltd 1,873
443,424 Fresenius Medical Care AG. 18,539
13,667 Fresenius SE 424
11,300 (a) Fukuda Denshi Co Ltd 590
39,873 (c) Galenica AG. 3,449
165,862 GE HealthCare Technologies, Inc 12,824
7,626 Getinge AB (B Shares) 170
113,114 (a) Glaukos Corp 8,991
66,947 (a) Global Health Ltd 771
11,222 (a) Globus Medical, Inc 598
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 159
6,938 Guangzhou Kingmed Diagnostics Group Co Ltd 61
171,263 (a) Guardant Health, Inc 4,633
104,700 (b) Gushengtang Holdings Ltd 676
2,033,838 (a),(c) Hapvida Participacoes e Investimentos S.A. 1,862
1,409,400 Hartalega Holdings Bhd 828
442,539 HCA, Inc 119,786
405,363 Healius Ltd 452
251,595 (a) HealthEquity, Inc 16,681
32,070 HealthStream, Inc 867
61,992 (a) Henry Schein, Inc 4,693
1,711,620 (a) Hims & Hers Health, Inc 15,233
66,081 (a) HLB Life Science CO Ltd 585
94,967 (a) HLB, Inc 3,721
16,100 Hogy Medical Co Ltd 412
21,140 (a) Hologic, Inc 1,510
94,000 Hospital Mater Dei S.A. 161
224,969 (a) Hoya Corp 28,017
42,278 Huadong Medicine Co Ltd 247
325,840 Humana, Inc 149,173
145,200 (b),(c) Hygeia Healthcare Holdings Co Ltd 657
2,096 (a) ICU Medical, Inc 209
51,923 (a) IDEXX Laboratories, Inc 28,820
837,989 IHH Healthcare Bhd 1,100
231,710 (a) Inari Medical, Inc 15,043
400,245 (a),(b) Inmode Ltd 8,901
2,820 (a) Inspire Medical Systems, Inc 574
6,249 (a) Insulet Corp 1,356
7,117 (a) Integra LifeSciences Holdings Corp 310
159,013 Integral Diagnostics Ltd 206
871,739 (a) Intuitive Surgical, Inc 294,090
2,615 iRay Technology Co Ltd 120
14,469 (a) i-SENS Inc 320
46,600 Japan Lifeline Co Ltd 416
44,436 (a) Jeisys Medical, Inc 361
35,688 Jeol Ltd 1,560
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 144
1,497,500 (a),(b),(c) Jinxin Fertility Group Ltd 643
18,400 JMDC, Inc 555
93,385 Jointown Pharmaceutical Group Co Ltd 92
244,000 (b) Kangji Medical Holdings Ltd 218
757,134 Koninklijke Philips Electronics NV 17,719
58,793 (b) Korian-Medica 156
1,189,600 Kossan Rubber Industries Bhd 479
902,400 KPJ Healthcare Bhd 283
35,786 (a),(c) Krishna Institute of Medical Sciences Ltd 851

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
185,406 Laboratory Corp of America Holdings $ 42,141
237,912 (a) Lantheus Holdings, Inc 14,751
16,113 Lepu Medical Technology Beijing Co Ltd 37
1,231,259 Life Healthcare Group Holdings Ltd 1,236
3,064,000 (a) Lifetech Scientific Corp 922
113,820 (a) LivaNova plc 5,889
15,779 (a) Lunit, Inc 998
80,600 M3, Inc 1,330
60,663 Mani, Inc 916
4,218 (a) Masimo Corp 494
668,141 Max Healthcare Institute Ltd 5,510
122,435 McKesson Corp 56,685
5,388 (c) Medacta Group S.A. 806
223,567 Medicare Group 335
490,300 Mediceo Paltac Holdings Co Ltd 7,937
53,493 Medicover AB 796
4,913,200 Medikaloka Hermina Tbk PT 475
12,321 (a) Medios AG. 216
17,400 (a) Medley, Inc 542
197,000 (b),(c) Medlive Technology Co Ltd 214
34,483 (c) Medmix AG. 779
969,985 Medtronic plc 79,907
1,174,993 (a) Meinian Onehealth Healthcare Holdings Co Ltd 996
44,084 Menicon Co Ltd 732
53,070 (a) Merit Medical Systems, Inc 4,031
156 Metall Zug AG.(B Shares) 283
13,123,400 (a) Metro Healthcare Indonesia TBK PT 136
24,367 (c) Metropolis Healthcare Ltd 491
897,000 (a),(b),(c) Microport Cardioflow Medtech Corp 186
146,000 (a) MicroPort NeuroTech Ltd 229
1,584,195 (b) Microport Scientific Corp 1,709
34,426 (a) Middle East Healthcare Co 813
47,300 Miraca Holdings, Inc 893
40,401 (a),(c) MLP Saglik Hizmetleri AS. 204
27,280 (a) Molina Healthcare, Inc 9,857
286,124 Mouwasat Medical Services Co 8,526
16,936 Nagaileben Co Ltd 286
59,022 Nakanishi, Inc 990
216,889 (a) Nanosonics Ltd 650
41,159 (a),(b) Nano-X Imaging Ltd 262
57,118 Narayana Hrudayalaya Ltd 825
23,600 National Healthcare Corp 2,181
18,636 National Medical Care Co 866
2,102,959 Network Healthcare Holdings Ltd 1,637
220,500 (a),(b),(c) New Horizon Health Ltd 654
65,577 Nihon Kohden Corp 2,073
566,552 Nipro Corp 4,441
159,379 (a),(d) NMC Health plc 0 ^
10,960 (a) Novocure Ltd 164
813,825 Oceania Healthcare Ltd 391
211,350 Odontoprev S.A. 506
1,897,600 Olympus Corp 27,390
192,800 (a) Oncoclinicas do Brasil Servicos Medicos S.A. 517
1,170,722 (a) Option Care Health, Inc 39,442
16,966 Ovctek China, Inc 54
383,685 (a) Owens & Minor, Inc 7,394
143,070 (a) Paragon 28, Inc 1,778
30,644 Paramount Bed Holdings Co Ltd 601
33,885 Pegavision Corp 437
313,000 (a),(b),(c) Peijia Medical Ltd 296
158,570 (a) Pennant Group, Inc 2,207
42,173 (a) Penumbra, Inc 10,608
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
340,430 (a) PetIQ, Inc $ 6,723
20,700 PHC Holdings Corp 211
98,000 (a) Phreesia, Inc 2,269
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 423
462,181 (a) PolyNovo Ltd 521
58,453 Premier, Inc 1,307
85,300 (a),(b) Privia Health Group, Inc 1,964
42,113 Pro Medicus Ltd 2,748
658,942 (a) Progyny, Inc 24,499
118,254 (a) Project Roadrunner Parent, Inc 1,250
53,122 Quest Diagnostics, Inc 7,324
5,588 (a) QuidelOrtho Corp 412
688,099 Raffles Medical Group Ltd 563
41,762 Rainbow Children's Medicare Ltd 598
123,448 Ramsay Health Care Ltd 4,428
240,976 (c) Rede D'Or Sao Luiz S.A. 1,428
13,034 Resmed, Inc 2,242
16,325 Revenio Group Oyj 489
491,300 Riverstone Holdings Ltd 262
202,460 (a) RxSight, Inc 8,163
459,007 Ryman Healthcare Ltd 1,711
309,190 Saudi Chemical Co Holding 353
30,741 (a) SD Biosensor, Inc 272
112,343 (b) Sectra AB 2,006
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 204
400,624 Select Medical Holdings Corp 9,415
1,071,882 (b) Shandong Weigao Group Medical Polymer Co Ltd 1,045
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 161
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 530
40,112 Shanghai United Imaging Healthcare Co Ltd 775
30,922 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,268
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 194
597,803 Ship Healthcare Holdings, Inc 10,191
27,016 (a) Shockwave Medical, Inc 5,148
541,578 (a) SI-BONE, Inc 11,368
454,962 (c) Siemens Healthineers AG. 26,414
67,253 (b) Sienna Senior Living, Inc 583
680,985 Sigma Healthcare Ltd 466
1,804,187 Sinopharm Group Co Ltd 4,728
965,880 Smith & Nephew plc 13,268
35,500 Solasto Corp 155
238,583 Sonic Healthcare Ltd 5,213
39,461 Sonova Holdings AG 12,906
232,105 (c) Spire Healthcare Group plc 669
1,145,900 Sri Trang Gloves Thailand PCL 225
40,000 St. Shine Optical Co Ltd 247
8,820 STERIS plc 1,939
6,821 STRATEC SE 343
95,659 Straumann Holding AG. 15,459
435,644 Stryker Corp 130,458
9,200 SUNWELS Co Ltd 163
1,524,701 Supermax Corp Bhd 312
29,166 (a) Surgical Science Sweden AB 528
46,270 (a),(b) SurModics, Inc 1,682
272,500 Suzuken Co Ltd 9,012
48,338 Synlab AG. 609
44,444 Sysmex Corp 2,471
44,000 TaiDoc Technology Corp 236
6,520 (a) Tandem Diabetes Care, Inc 193
237,594 (a) Teladoc Health, Inc 5,120
4,350 Teleflex, Inc 1,085

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
321,172 (a) Tenet Healthcare Corp $ 24,271
415,800 Terumo Corp 13,597
277,500 Thonburi Healthcare Group PCL 441
42,330 Toho Pharmaceutical Co Ltd 966
35,809 Tokai Corp (GIFU) 530
3,615,500 (a) Top Glove Corp Bhd 708
8,580 (a) Topchoice Medical Corp 92
212,083 Uniphar plc 632
1,970,805 UnitedHealth Group, Inc 1,037,570
28,747 Universal Health Services, Inc (Class B) 4,382
38,425 Universal Vision Biotechnology Co Ltd 347
2,440 Utah Medical Products, Inc 205
7,813 (a) Value Added Technology Co Ltd 201
478,825 (a) Veeva Systems, Inc 92,183
156,500 (a),(c),(d) Venus MedTech Hangzhou, Inc 113
46,530 Vijaya Diagnostic Centre Pvt Ltd 378
298,028 (a),(b) Vimian Group AB 875
27,000 Visco Vision, Inc 191
174,279 (a) Well Health Technologies Corp 506
36,844 (a) Won Tech Co Ltd 266
134,211 (a) Xvivo Perfusion AB 4,392
429,900 (a),(b),(c) Yidu Tech, Inc 278
3,333 Ypsomed Holding AG. 1,201
69,442 Zimmer Biomet Holdings, Inc 8,451
162,500 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 259
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,348,830
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
7,340 (a) Aekyung Industrial Co Ltd 106
24,480 (a) Amorepacific Corp 2,746
23,585 (a) AMOREPACIFIC Group 534
706,135 Beiersdorf AG. 105,747
795,307 (a) BellRing Brands, Inc 44,084
68,200 (a) Best World International Ltd 89
97,383 By-health Co Ltd 234
29,000 Chlitina Holding Ltd 185
182,393 Church & Dwight Co, Inc 17,247
10,306 Clorox Co 1,469
709,329 Colgate-Palmolive Co 56,541
118,590 Colgate-Palmolive India Ltd 3,604
6,686 Cosmax, Inc 655
315,717 (a) Coty, Inc 3,921
530,255 Dabur India Ltd 3,549
10,730 (b) Earth Chemical Co Ltd 347
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 170
134,556 (a) elf Beauty, Inc 19,422
554,379 Emami Ltd 3,754
19,880 Essity AB 493
766,193 Estee Lauder Cos (Class A) 112,056
77,300 (a),(b) euglena Co Ltd 381
62,684 Fancl Corp 1,053
350,605 Godrej Consumer Products Ltd 4,764
90,000 Grape King Bio Ltd 457
28,969,915 Haleon plc 118,611
641,136 Hengan International Group Co Ltd 2,386
33,091 Henkel KGaA 2,374
6,472 Henkel KGaA (Preference) 521
341,966 Hindustan Lever Ltd 10,942
27,210 (a) Hyundai Bioscience Co Ltd 549
32,620,200 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,112
32,009 Inter Parfums S.A. 1,783
42,676 (b),(c) Jamieson Wellness, Inc 1,022
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
143,997 Jyothy Labs Ltd $ 828
380,488 Kao Corp 15,640
9,000,817 Kenvue, Inc 193,788
67,744 Kimberly-Clark Corp 8,231
1,267,518 (b) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,849
39,500 Kobayashi Pharmaceutical Co Ltd 1,900
8,859 Kolmar BNH Co Ltd 123
12,171 Kolmar Korea Co Ltd 505
27,100 Kose Corp 2,026
7,675 (a) LG Household & Health Care Ltd 2,108
187,000 (b) Lion Corp 1,734
338,983 L'Oreal S.A. 168,983
129,872 Mandom Corp 1,175
12,276 Medifast, Inc 825
318,934 Microbio Co Ltd 525
21,298 (b) Milbon Co Ltd 557
773,064 (a) Natura & Co Holding S.A. 2,651
32,000 Noevir Holdings Co Ltd 1,165
94,783 (a) Olaplex Holdings, Inc 241
54,477 (a),(b) Ontex Group NV 458
3,381 Pharmanutra S.p.A 211
92,600 (b) Pigeon Corp 1,065
1,378,800 (b) Pola Orbis Holdings, Inc 15,462
3,137,300 Procter & Gamble Co 459,740
6,610,810 PT Unilever Indonesia Tbk 1,516
181,745 PZ Cussons plc 354
556,969 Reckitt Benckiser Group plc 38,433
5,772 Reynolds Consumer Products, Inc 155
152,590 Rohto Pharmaceutical Co Ltd 3,068
36,854 Sarantis S.A. 341
325,690 Shiseido Co Ltd 9,817
3,835 Spectrum Brands Holdings, Inc 306
84,000 TCI Co Ltd 467
328,541 Uni-Charm Corp 11,882
4,373,122 Unilever plc 211,707
8,185 Unilever plc 397
273,536 Vinda International Holdings Ltd 797
29,100 (b) YA-MAN Ltd 207
15,300 Yunnan Botanee Bio-Technology Group Co Ltd 147
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,685,292
INSURANCE - 2.9%
224,691 Admiral Group plc 7,682
1,771,473 Aegon NV 10,299
211,443 Aflac, Inc 17,444
5,221 Ageas S.A. 227
10,175,159 AIA Group Ltd 88,553
33,692 (a) Al Rajhi Co for Co-operative Insurance 642
332,699 Allianz AG. 88,911
60,315 Allstate Corp 8,443
1,675,584 Alm Brand AS 2,962
607,916 (a) AMBAC Financial Group, Inc 10,018
39,390 American Financial Group, Inc 4,683
4,219,603 American International Group, Inc 285,878
154,102 (a) Anadolu Sigorta 314
56,100 Anicom Holdings, Inc 216
169,297 Aon plc 49,269
1,426,168 (a) Arch Capital Group Ltd 105,922
404,306 ASR Nederland NV 19,099
34,139 Assicurazioni Generali S.p.A. 721
39,846 Assurant, Inc 6,714
112,680 Assured Guaranty Ltd 8,432

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
397,961 AUB Group Ltd $ 7,533
4,675,883 Aviva plc 25,874
2,652,131 AXA S.A. 86,609
365,994 Axis Capital Holdings Ltd 20,265
1,458 Baloise Holding AG. 229
2,440,100 Bangkok Life Assurance PCL 1,430
449,200 Bangkok Life Assurance PCL 263
601,346 BB Seguridade Participacoes S.A. 4,177
4,579,593 Beazley plc 30,434
15,702 (a) Brighthouse Financial, Inc 831
30,851 Brookfield Reinsurance Ltd 1,234
230,134 Brown & Brown, Inc 16,365
70,468 Bupa Arabia for Cooperative Insurance Co 4,006
8,166,768 Cathay Financial Holding Co Ltd 12,167
225,000 Central Reinsurance Co Ltd 169
6,498,435 China Development Financial Holding Corp 2,656
1,477,732 China Insurance International Holdings Co Ltd 1,274
6,565,790 China Life Insurance Co Ltd 8,527
174,075 China Life Insurance Co Ltd (Class A) 696
400,300 China Pacific Insurance Group Co Ltd - A 1,344
2,353,809 China Pacific Insurance Group Co Ltd - H 4,762
1,091,923 Chubb Ltd 246,775
34,924 Cincinnati Financial Corp 3,613
51,184 (a) Clal Insurance Enterprises Holdings Ltd 815
6,515 CNA Financial Corp 276
82,550 CNO Financial Group, Inc 2,303
60,470 Co for Cooperative Insurance 2,103
86,196 Coface S.A. 1,130
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
77,269 Crawford & Co 1,018
840,100 Dai-ichi Life Holdings, Inc 17,821
63,515 Definity Financial Corp 1,799
390,800 Dhipaya Group Holdings PCL 332
1,064,761 Direct Line Insurance Group plc 2,466
443,572 Discovery Ltd 3,484
40,841 (a) Dongbu Insurance Co Ltd 2,645
229,326 Employers Holdings, Inc 9,035
468,889 Everest Re Group Ltd 165,790
15,852 Fairfax Financial Holdings Ltd 14,625
621,525 (a) Fidelis Insurance Holdings Ltd 7,875
1,480,295 Fidelity National Financial, Inc 75,525
24,192 First American Financial Corp 1,559
5,400 FP Partner, Inc 198
6,710,451 Fubon Financial Holding Co Ltd 14,156
159,527 Gallagher (Arthur J.) & Co 35,874
67,487 Gjensidige Forsikring ASA 1,245
384,719 Globe Life, Inc 46,828
186,455 (a) Goosehead Insurance, Inc 14,133
202,602 Great-West Lifeco Inc 6,706
168,799 Gunes Sigorta 232
730,000 (a) Hamilton Insurance Group Ltd 10,914
145,776 Hannover Rueckversicherung AG. 34,856
35,931 Hanover Insurance Group, Inc 4,363
219,475 (a) Hanwha General Insurance Co Ltd 690
2,373,137 (a) Hanwha Life Insurance Co Ltd 5,202
301,622 Harel Insurance Investments & Financial Services Ltd 2,362
66,947 Hartford Financial Services Group, Inc 5,381
841,986 (c) HDFC Life Insurance Co Ltd 6,542
38,629 Helvetia Holding AG. 5,326
804,786 Hiscox Ltd 10,812
247,275 (a) Hyundai Marine & Fire Insurance Co Ltd 5,933
74,197 iA Financial Corp, Inc 5,058
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
211,236 (c) ICICI Lombard General Insurance Co Ltd $ 3,603
316,573 (c) ICICI Prudential Life Insurance Co Ltd 2,033
2,148,133 Insurance Australia Group Ltd 8,303
126,701 Intact Financial Corp 19,493
44,853 (a) IRB-Brasil Resseguros S.A. 410
182,093 James River Group Holdings Ltd 1,683
1,802,000 Japan Post Holdings Co Ltd 16,087
172,100 Japan Post Insurance Co Ltd 3,055
848,876 Just Group plc 928
14,540 Kemper Corp 708
5,108 Kinsale Capital Group, Inc 1,711
400,173 (a) Korean Reinsurance Co 2,222
199,273 Lancashire Holdings Ltd 1,585
2,937,601 Legal & General Group plc 9,388
46,600 (a),(b) Lifenet Insurance Co 388
224,627 Lincoln National Corp 6,058
485,270 (b) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 456
41,590 Loews Corp 2,894
471,230 (a) Mandatum Holding Oy 2,113
1,327,324 Manulife Financial Corp 29,330
754,912 (b) Mapfre S.A. 1,622
2,966 (a) Markel Corp 4,211
1,448,145 Marsh & McLennan Cos, Inc 274,380
199,885 (a) Max Financial Services Ltd 2,291
2,430,397 Medibank Pvt Ltd 5,900
17,084 Menora Mivtachim Holdings Ltd 439
385,933 Mercuries & Associates Holding Ltd 172
2,277,132 Mercuries Life Insurance Co Ltd 377
257,120 Mercury General Corp 9,593
2,584,306 Metlife, Inc 170,900
271,915 Migdal Insurance & Financial Holdings Ltd 309
379,449 Mitsui Sumitomo Insurance Group Holdings, Inc 14,920
977,791 Momentum Metropolitan Holdings 1,170
185,203 Muenchener Rueckver AG. 76,825
142,265 New China Life Insurance Co Ltd - A 625
883,065 New China Life insurance Co Ltd - H 1,723
380,094 nib holdings Ltd 1,916
820,460 NN Group NV 32,425
4,211,074 Old Mutual Ltd 3,007
62,236 Old Republic International Corp 1,830
1,402,951 (a) Oscar Health, Inc 12,837
684,877 OUTsurance Group Ltd 1,571
9,718,600 (a) Panin Financial Tbk PT 167
191,678 (a) PB Fintech Ltd 1,829
9,068,388 People's Insurance Co Group of China Ltd 2,789
747,915 People's Insurance Co Group of China Ltd (Class A) 511
784,957 Phoenix Group Holdings plc 5,345
143,737 Phoenix Holdings Ltd 1,456
6,121,556 PICC Property & Casualty Co Ltd 7,285
5,969,476 Ping An Insurance Group Co of China Ltd 27,026
603,327 Ping An Insurance Group Co of China Ltd (Class A) 3,432
550,423 (c) Poste Italiane S.p.A 6,257
415,566 (b) Power Corp of Canada 11,883
517,868 Powszechny Zaklad Ubezpieczen S.A. 6,221
60,113 Primerica, Inc 12,369
55,088 Principal Financial Group 4,334
718,982 Progressive Corp 114,519
50,445 Protector Forsikring ASA 894
82,807 Prudential Financial, Inc 8,588
3,776,790 Prudential plc 42,612
1,320,346 QBE Insurance Group Ltd 13,379
163,400 (b) Qualitas Controladora SAB de C.V. 1,651

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
39,901 Reinsurance Group of America, Inc (Class A) $ 6,455
81,993 (a) Religare Enterprises Ltd 210
101,680 RenaissanceRe Holdings Ltd 19,929
9,731 RLI Corp 1,295
70,950 (a) Ryan Specialty Holdings, Inc 3,052
16,710 Safety Insurance Group, Inc 1,270
542,452 (a) Sampo Oyj 23,766
26,776 (a) Samsung Fire & Marine Insurance Co Ltd 5,455
69,317 Samsung Life Insurance Co Ltd 3,708
1,539,977 Sanlam Ltd 6,129
34,909 Santam Ltd 547
391,542 (c) SBI Life Insurance Co Ltd 6,738
116,515 SCOR SE 3,414
33,700 Selective Insurance Group, Inc 3,352
876,251 (a) Selectquote, Inc 1,200
11,005,866 Shin Kong Financial Holding Co Ltd 3,171
495,000 Shinkong Insurance Co Ltd 1,098
115,650 (a),(b) Skyward Specialty Insurance Group, Inc 3,918
665,854 Sompo Holdings, Inc 32,579
90,556 (a) Star Health & Allied Insurance Co Ltd 581
753,830 Steadfast Group Ltd 2,994
1,444,533 Storebrand ASA 12,808
425,699 Sun Life Financial, Inc 22,078
1,123,871 Suncorp-Metway Ltd 10,642
31,012 Swiss Life Holding 21,552
9,704 Swiss Re AG. 1,092
248,500 (a) Syarikat Takaful Malaysia Keluarga Bhd 200
445,800 T&D Holdings, Inc 7,077
66,873 Talanx AG. 4,779
40,087 Tiptree, Inc 760
1,600,400 Tokio Marine Holdings, Inc 39,852
210,227 (a) Tongyang Life Insurance Co Ltd 738
35,157 Topdanmark AS. 1,679
258,200 TQM Alpha PCL 218
172,481 Travelers Cos, Inc 32,856
37,010 (a) Trisura Group Ltd 950
162,040 (a),(b) Trupanion, Inc 4,944
1,343,367 Tryg A.S. 29,235
1,476,625 Unipol Gruppo S.p.A 8,427
208,969 Uniqa Versicherungen AG. 1,720
106,580 (a),(b) United Insurance Holdings Corp 1,008
12,410 Universal Insurance Holdings, Inc 198
148,466 Unum Group 6,714
31,025 Vienna Insurance Group AG Wiener Versicherung Gruppe 907
160,065 W.R. Berkley Corp 11,320
606 White Mountains Insurance Group Ltd 912
368,657 Willis Towers Watson plc 88,920
23,213 Wuestenrot & Wuerttembergische AG. 341
304,605 (a),(c) ZhongAn Online P&C Insurance Co Ltd 698
463,244 Zurich Insurance Group AG 242,196
TOTAL INSURANCE 3,414,799
MATERIALS - 4.5%
50,400 (a),(b) 5E Advanced Materials, Inc 71
137,648 Aarti Industries Ltd 1,074
59,842 (a) Aarti Pharmalabs Ltd 363
1,009,944 Abou Kir Fertilizers & Chemical Industries 2,723
454,127 Acerinox S.A. 5,352
65,338 ADEKA Corp 1,326
326,825 Adelaide Brighton Ltd 669
45,110 Advanced Enzyme Technologies Ltd 203
7,131 (a) Advanced Nano Products Co Ltd 661
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
97,430 Advanced Petrochemical Co $ 1,024
87,812 AECI Ltd 527
12,475 Aekyung Chemical Co Ltd 148
76,786 African Rainbow Minerals Ltd 840
66,625 Afrimat Ltd 229
212,546 (b) Agnico Eagle Mines Ltd 11,658
379,425 (b) Agnico-Eagle Mines Ltd 20,803
38,752 Aica Kogyo Co Ltd 936
658,096 Air Liquide 128,128
101,569 Air Products & Chemicals, Inc 27,810
148,800 Air Water, Inc 2,030
27,656 Akcansa Cimento AS 134
7,443 Akzo Nobel India Ltd 233
100,781 Akzo Nobel NV 8,345
30,883 Al Masane Al Kobra Mining Co 443
319,480 Alamos Gold, Inc 4,297
108,181 Albemarle Corp 15,630
190,354 Alcoa Corp 6,472
70,378 Algoma Steel Group, Inc 706
14,012 Alkyl Amines Chemicals 427
870,455 Alleima AB 6,629
33,000 Allied Supreme Corp 350
852,500 (b) Alpek SAB de C.V. 635
458,332 (a) Alpha HPA Ltd 328
31,177 Altius Minerals Corp 434
57,606 Altri SGPS S.A. 293
28,369 (a) Alujain Corp 300
2,073,432 Alumina Ltd 1,279
1,765,964 Aluminum Corp of China Ltd 883
2,033,987 Aluminum Corp of China Ltd (Class A) 1,618
507,759 Ambuja Cements Ltd 3,175
92 Amcor plc 1
24,579 AMG Advanced Metallurgical Group NV 620
5,660,500 (a) Amman Mineral Internasional PT 2,409
42,425 Anglo American Platinum Ltd 2,227
1,555,198 Anglo American plc 38,921
376,414 AngloGold Ashanti UK Ltd 7,228
561,565 Anhui Conch Cement Co Ltd 1,297
91,645 Anhui Conch Cement Co Ltd (Class A) 292
22,820 Anhui Honglu Steel Construction Group Co Ltd 70
527,262 Antofagasta plc 11,274
18,784 Anupam Rasayan India Ltd 237
41,068 (b) APERAM S.A. 1,494
140,187 APL Apollo Tubes Ltd 2,587
29,799 Aptargroup, Inc 3,684
38,396 Arabian Cement Co 353
329,319 ArcelorMittal S.A. 9,346
29,351 Archean Chemical Industries Ltd 229
21,277 (a),(d) Ardagh Group S.A. 129
112,441 Ardagh Metal Packaging S.A. 432
58,034 ARE Holdings, Inc 802
247,872 Arkema 28,237
1,086,208 Asahi Kasei Corp 8,017
8,700 Asahi Organic Chemicals Industry Co Ltd 233
25,261 Ashland, Inc 2,130
348,000 Asia Cement China Holdings Corp 109
1,013,044 Asia Cement Corp 1,368
12,981 (a),(d) Asia Pacific Investment Partners Limited 0 ^
369,000 Asia Polymer Corp 281
331,840 Asian Paints Ltd 13,561
59,100 (a) Asia-Potash International Investment Guangzhou Co Ltd 219
977,270 (a),(b) Aspen Aerogels, Inc 15,421

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
71,249 Atalaya Mining plc $ 328
12,057 Atul Ltd 1,036
25,534 Aurubis AG. 2,089
42,732 Avery Dennison Corp 8,639
377,716 Avient Corp 15,702
3,056,195 (a),(b),(d) AVZ Minerals Ltd 21
1,331,223 (a) Axalta Coating Systems Ltd 45,222
86,583 (a) Aya Gold & Silver, Inc 634
994,378 B2Gold Corp 3,144
11,265 Balaji Amines Ltd 361
202,781 Ball Corp 11,664
2,130,185 Baoshan Iron & Steel Co Ltd 1,782
23,528,421 Barito Pacific Tbk PT 2,031
1,154,255 Barrick Gold Corp 20,854
10,963 BASF India Ltd 404
821,365 BASF SE 44,228
63,899 (a) Baticim Bati Anadolu Cimento Sanayii AS 253
12,753 Bayer CropScience Ltd 851
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 82
28,281 Bekaert S.A. 1,454
895,942 (a) Bellevue Gold Ltd 1,021
248,031 Berger Paints India Ltd 1,802
20,163,000 (a) Berkah Beton Sadaya Tbk PT 65
135,279 Berry Global Group, Inc 9,116
6,820,251 BHP Billiton Ltd 233,011
272,023 BHP Group Ltd 9,299
176,251 Billerud AB 1,796
4,000 (a),(b),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 495
370,120 BlueScope Steel Ltd 5,901
78,906 Boliden AB 2,470
271,673 (a) Boral Ltd 998
75,802 Borregaard ASA 1,279
294,305 Boubyan Petrochemicals Co KSCP 560
1,326,400 Bradespar S.A. 7,012
17,900 Bradespar S.A. 86
251,188 Breedon Group plc 1,159
61,328 Brickworks Ltd 1,168
78,140 Buzzi Unicem S.p.A. 2,377
43,500 C Uyemura & Co Ltd 3,408
291,181 (a) Calibre Mining Corp 299
105,291 (a),(b) Calix Ltd 246
45,474 (a) Canfor Corp 613
18,482 Canmax Technologies Co Ltd 66
45,797 CAP S.A. 374
244,245 (a) Capricorn Metals Ltd 783
347,117 (a),(b) Capstone Copper Corp 1,690
85,783 Carborundum Universal Ltd 1,147
83,500 Carpenter Technology Corp 5,912
159,602 (b) Cascades, Inc 1,533
368,377 Castrol India Ltd 795
23,397 Cathay Biotech, Inc 181
98,887 CCL Industries 4,447
625,530 Celanese Corp (Series A) 97,189
69,469 Cementir Holding NV 732
378,424 Cementos Argos S.A. 597
13,081,130 (a),(b) Cemex S.A. de C.V. 10,184
947,167 Centamin plc 1,203
171,214 Centerra Gold, Inc 1,022
686,718 Central Asia Metals plc 1,583
126,000 Century Iron & Steel Industrial Co Ltd 716
45,282 Century Plyboards India Ltd 420
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
41,481 Century Textiles & Industries Ltd $ 609
59,439 CF Industries Holdings, Inc 4,725
276,414 (a),(b) Chalice Mining Ltd 319
138,584 Chambal Fertilisers and Chemicals Ltd 621
302,661 Champion Iron Ltd 1,734
58,962 Chemours Co 1,860
59,219 (a) Chemplast Sanmar Ltd 356
632,000 Cheng Loong Corp 612
22,000 Chengxin Lithium Group Co Ltd 71
350,880 Chia Hsin Cement Corp 218
29,700 (a) Chifeng Jilong Gold Mining Co Ltd 59
1,448,000 China BlueChemical Ltd 365
406,000 China General Plastics Corp 295
1,031,105 China Hongqiao Group Ltd 844
101,429 China Jushi Co Ltd 141
1,236,000 China Man-Made Fiber Corp 329
150,000 China Metal Products 205
1,603,614 China Molybdenum Co Ltd 877
985,744 China Molybdenum Co Ltd (Class A) 722
1,690,276 China National Building Material Co Ltd 724
1,100,000 China Nonferrous Mining Corp Ltd 723
91,329 China Northern Rare Earth Group High-Tech Co Ltd 249
1,444,000 China Oriental Group Co Ltd 240
2,855,000 China Petrochemical Development Corp 908
58,000 China Rare Earth Resources And Technology Co Ltd 226
1,758,000 China Resources Cement Holdings Ltd 383
706,000 China Risun Group Ltd 298
110,000 China Steel Chemical Corp 424
8,008,181 China Steel Corp 7,042
2,791,251 China XLX Fertiliser Ltd 1,247
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
109,013 Chr Hansen Holding A/S 9,143
23,078 Chugoku Marine Paints Ltd 271
512,000 Chun Yuan Steel Industry Co Ltd 312
4,030 (a) Chunbo Co Ltd 343
712,000 Chung Hung Steel Corp 603
328,000 Chung Hwa Pulp Corp 251
10,476 (a) Cia Brasileira de Aluminio 11
113,000 Cia Brasileira de Aluminio 119
23,600 Cia de Ferro Ligas da Bahia FERBASA 226
270,838 (b) Cia de Minas Buenaventura S.A. (ADR) (Series B) 4,128
259,223 Cia Siderurgica Nacional S.A. 1,035
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 299
51,901 City Cement Co 291
7,915 (b) Clariant AG. 117
20,523 Clean Science & Technology Ltd 382
1,311,935 (a) Cleveland-Cliffs, Inc 26,790
21,800 CNGR Advanced Material Co Ltd 151
2,105,190 (a) Coeur Mining, Inc 6,863
146,660 Commercial Metals Co 7,339
86,132 (a) Companhia Vale do Rio Doce 6
1,128,773 (a) Constellium SE 22,530
48,247 Corbion NV 1,033
1,374,790 (a),(b) Core Lithium Ltd 234
42,510 (a) Core Molding Technologies, Inc 788
95,978 Coromandel International Ltd 1,443
626,223 (c) Coronado Global Resources, Inc 751
3,561,027 Corteva, Inc 170,644
28,489 (b) Corticeira Amorim SGPS S.A. 287
21,928 (a) Cosmochemical Co Ltd 657
212,969 (c) Covestro AG. 12,410
552,030 CRH plc 37,990
1,964,084 CRH plc 135,836
36,940 Croda International plc 2,376

SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,701,358 Crown Holdings, Inc $ 156,678
220,100 CSG Holding Co Ltd 70
1,041,452 CSR Ltd 4,686
1,389,200 D&L Industries, Inc 158
186,700 Daicel Chemical Industries Ltd 1,805
106,655 Daido Steel Co Ltd 1,131
117,400 Daiki Aluminium Industry Co Ltd 980
60,701 Dainippon Ink and Chemicals, Inc 1,191
66,699 (b) Daio Paper Corp 530
73,330 (a),(b) Dakota Gold Corp 192
984,426 (a) De Grey Mining Ltd 840
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 396
50,736 Deepak Nitrite Ltd 1,512
61,049 Denki Kagaku Kogyo KK 1,079
1,960,042 Deterra Royalties Ltd 7,042
335,310 Dexco S.A. 557
51,700 Do-Fluoride New Materials Co Ltd 111
25,466 Dongjin Semichem Co Ltd 761
25,243 (a) Dongkuk Steel Mill Co Ltd 235
3,201 (a) Dongwha Enterprise Co Ltd 151
3,372 (a) Dongwon Systems Corp 90
1,187,000 (b) Dongyue Group Ltd 860
1,899 (a),(b) Dottikon Es Holding AG. 517
263,317 Dow, Inc 14,440
42,679 DOWA HOLDINGS CO Ltd 1,556
385,527 DRDGOLD Ltd 328
1,104,886 DS Smith plc 4,323
539,336 DSM-Firmenich AG. 54,847
396,884 Dundee Precious Metals, Inc 2,540
3,396,657 DuPont de Nemours, Inc 261,305
26,284 Eagle Materials, Inc 5,331
7,764 East Pipes Integrated Co for Industry 171
960,500 Eastern Polymer Group PCL 233
40,083 Eastern Province Cement Co 406
15,550 Eastman Chemical Co 1,397
22 Ecolab, Inc 4
17,006 (a) Ecopro Co Ltd 8,474
65,163 EID Parry India Ltd 436
109,436 (a) El Ezz Steel Co 319
160,062 (a) Eldorado Gold Corp 2,078
167,508 Element Solutions, Inc 3,876
464,438 (a) Elementis plc 755
241,189 (c) Elkem ASA 502
988,828 Empresas CMPC S.A. 1,908
7,328 EMS-Chemie Holding AG. 5,942
110,191 Ence Energia y Celulosa S.A. 345
7,212 (a) Enchem Co Ltd 443
245,795 Endeavour Mining plc 5,500
172,991 (a) Endeavour Silver Corp 339
122,091 EPL Ltd 296
245,333 (a) Equinox Gold Corp 1,192
6,620 Eramet 524
564,785 Eregli Demir ve Celik Fabrikalari TAS 785
69,316 (a) ERO Copper Corp 1,096
239,748 Essentra plc 518
668,850 Eternal Chemical Co Ltd 634
685,000 EVERGREEN Steel Corp 2,319
446,000 Everlight Chemical Industrial Corp 285
1,487,063 Evolution Mining Ltd 4,001
7,783 Evonik Industries AG. 159
343,000 Feng Hsin Iron & Steel Co 772
258,319 Ferrexpo plc 297
70,035 (a) Filo Corp 1,116
7,567 Fine Organic Industries Ltd 452
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
33,792 Fineotex Chemical Ltd $ 147
519,640 Finolex Industries Ltd 1,316
1,286,478 (a),(b),(d) Firefinch Ltd 44
228,002 (b) First Majestic Silver Corp 1,399
387,956 First Quantum Minerals Ltd 3,177
90,415 FMC Corp 5,701
42,872 (a) Foosung Co Ltd 397
144,230 (a),(b) Foran Mining Corp 425
3,025,139 Formosa Chemicals & Fibre Corp 6,138
3,296,019 Formosa Plastics Corp 8,502
176,456 (c) Forterra plc 398
1,382,231 Fortescue Metals Group Ltd 27,254
235,507 (a) Fortuna Silver Mines, Inc 906
37,020 FP Corp 779
139,454 Franco-Nevada Corp 15,447
2,322,324 Freeport-McMoRan, Inc (Class B) 98,861
56,435 FUCHS SE 2,511
1,156,000 Fufeng Group Ltd 641
29,877 Fuji Seal International, Inc 362
43,425 Fujimi, Inc 963
10,730 Fujimori Kogyo Co Ltd 287
15,900 Fuso Chemical Co Ltd 470
11,151 Galaxy Surfactants Ltd 372
41,780 Ganfeng Lithium Group Co Ltd 252
166,200 (c) Ganfeng Lithium Group Co Ltd 628
544,054 GCC SAB de C.V. 6,410
171,579 GEM Co Ltd 132
727,749 (a) Genesis Minerals Ltd 886
565,140 Gerdau S.A. (Preference) 2,735
62,969 GHCL Ltd 439
1,191,723 (a),(b) Ginkgo Bioworks Holdings, Inc 2,014
9,320 Givaudan S.A. 38,647
25,979,504 Glencore plc 156,164
579,000 (a),(b) Global New Material International Holdings Ltd 293
350,000 Gloria Material Technology Corp 556
39,541 Godawari Power and Ispat Ltd 359
221,415 (a) GoGold Resources, Inc 226
698,622 Gold Fields Ltd 10,601
876,323 Gold Road Resources Ltd 1,171
666,000 Goldsun Development & Construction Co Ltd 611
928,755 Grand Pacific Petrochemical 460
88,061 Granges AB 1,014
226,122 Graphic Packaging Holding Co 5,574
226,454 Grasim Industries Ltd 5,806
11,397 Gravita India Ltd 150
605,755 (a),(d) Great Basin Gold Ltd 5
4,118,082 (a) Greatland Gold plc 518
47,969 Greenpanel Industries Ltd 247
2,920 Greif, Inc (Class B) 193
29,721 (a) Grupa Azoty S.A. 187
7,403 Grupa Kety S.A. 1,402
228,051 Grupo Argos S.A. 731
3,336,738 Grupo Mexico S.A. de C.V. (Series B) 18,506
163,800 (a) Guangdong HEC Technology Holding Co Ltd 169
100,724 Guangzhou Tinci Materials Technology Co Ltd 356
17,665 Gujarat Alkalies & Chemicals Ltd 165
21,772 Gujarat Fluorochemicals Ltd 967
422,906 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,824
199,152 Gujarat State Fertilizers & Chemicals Ltd 577
2,267 (b) Gurit Holding AG. 220
26,291 (a) Han Kuk Carbon Co Ltd 237
47,200 Hangzhou Oxygen Plant Group Co Ltd 194
11,998 Hanil Cement Co Ltd 119
7,604 (a) Hansol Chemical Co Ltd 1,333

SHARES DESCRIPTION
REFERENCERATE & SPREAD
94,253 (a) Hanwha Chemical Corp $ 2,865
32,600 Haohua Chemical Science & Technology Co Ltd 140
291,942 Harmony Gold Mining Co Ltd 1,902
690,543 HeidelbergCement AG. 61,726
67,346 HeidelbergCement India Ltd 188
936,562 (a) Hektas Ticaret TAS 639
193,400 Henan Shenhuo Coal & Power Co Ltd 458
405,069 Hengli Petrochemical Co Ltd 752
196,094 Hengyi Petrochemical Co Ltd 186
873,316 Hesteel Co Ltd 262
213,950 Hexpol AB 2,592
170,796 Hill & Smith Holdings plc 4,149
121,598 Himadri Speciality Chemical Ltd 452
1,647,020 Hindalco Industries Ltd 12,148
191,678 Hindustan Copper Ltd 630
249,891 Hochschild Mining plc 341
85,829 (b) Hokuetsu Paper Mills Ltd 860
134,898 (b) Holcim Ltd 10,595
79,271 Holmen AB 3,348
16,597 (a) Honam Petrochemical Corp 1,966
33,400 Hoshine Silicon Industry Co Ltd 240
15,643 HSIL Ltd 155
173,000 Hsin Kuang Steel Co Ltd 325
883,000 (b) Huabao International Holdings Ltd 282
245,900 Huafon Chemical Co Ltd 233
213,800 Huaibei Mining Holdings Co Ltd 502
27,351 Hubei Feilihua Quartz Glass Co Ltd 141
51,900 Hubei Xingfa Chemicals Group Co Ltd 134
1,002,327 HudBay Minerals, Inc 5,514
77,427 (b) Huhtamaki Oyj 3,143
509,411 Hunan Valin Steel Co Ltd 370
99 Huntsman Corp 2
2,312 (a) Hyosung Advanced Materials Corp 713
2,114 (a) Hyosung TNC Corp 597
56,296 (a) Hyundai Steel Co 1,587
134,279 (a),(b) i-80 Gold Corp 236
377,190 (a) Iamgold Corp 951
327,531 (c) Ibstock plc 632
356,724 Iluka Resources Ltd 1,605
410,660 Imdex Ltd 527
27,795 Imerys S.A. 876
1,104,440 (b) Impala Platinum Holdings Ltd 5,485
1,568,679 Incitec Pivot Ltd 3,038
2,173,697 Indah Kiat Pulp & Paper Tbk PT 1,175
552,114 Independence Group NL 3,403
76,930 India Cements Ltd 239
9,864 Indigo Paints Ltd 177
1,381,704 Indorama Ventures PCL 1,102
110,411 (a),(b) Industrias Penoles S.A. de C.V. 1,614
1,296,018 Inner Mongolia BaoTou Steel Union Co Ltd 267
551,288 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 291
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 157
137,017 Innospec, Inc 16,886
220,005 (a) Interfor Corp 3,899
646,000 International CSRC Investment Holdings Co 410
237,028 International Flavors & Fragrances, Inc 19,192
80,400 Irani Papel e Embalagem S.A. 180
30,635 Israel Chemicals Ltd 154
3,161 (a) Israel Corp Ltd 800
3,118 (a) ISU Specialty Chemical 378
902,877 (a) Ivanhoe Mines Ltd 8,756
29,491 (a) Jai Balaji Industries Ltd 270
27,936 JAI Corp Ltd 130
359,836 (a) James Hardie Industries plc 13,874
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
38,843 (a) Jastrzebska Spolka Weglowa S.A. $ 415
12,800 JCU Corp 360
469,249 JFE Holdings, Inc 7,260
260,800 Jiangsu Eastern Shenghong Co Ltd 353
15,990 Jiangsu Yangnong Chemical Co Ltd 142
28,500 Jiangsu Yoke Technology Co Ltd 224
528,115 Jiangxi Copper Co Ltd 747
53,509 Jiangxi Copper Co Ltd (Class A) 135
34,813 Jinan Acetate Chemical Co Ltd 903
9,938,800 (b) Jinchuan Group International Resources Co Ltd 827
92,340 Jindal Saw Ltd 457
150,110 Jindal Steel & Power Ltd 1,348
226,900 Jinduicheng Molybdenum Co Ltd 302
28,600 JK Cement Ltd 1,301
53,685 JK Lakshmi Cement Ltd 580
60,349 JK Paper Ltd 295
136,603 Johnson Matthey plc 2,954
154,628 JSR Corp 4,400
703,068 JSW Steel Ltd 7,430
60,729 Jubilant Ingrevia Ltd 371
156,389 K&S AG. 2,469
197,264 (a) K92 Mining, Inc 969
37,915 Kaneka Corp 961
190,312 Kansai Nerolac Paints Ltd 762
144,000 Kansai Paint Co Ltd 2,455
28,100 Kanto Denka Kogyo Co Ltd 171
156,109 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A) 107
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 569
128,563 (a) Karora Resources, Inc 473
3,125 KCC Corp 552
11,200 KeePer Technical Laboratory Co Ltd 552
83,968 Kemira Oyj 1,558
32,695 (a) KG Chemical Corp 173
33,544 KG DONGBUSTEEL 231
53,770 KGHM Polska Miedz S.A. 1,677
25,100 KH Neochem Co Ltd 403
55,113 Kimteks Poliuretan Sanayi VE Ticaret AS. 109
1,041,789 Kinross Gold Corp 6,306
48,552 Kirloskar Ferrous Industries Ltd 323
61,202 Kirloskar Oil Engines Ltd 482
623,538 Klabin S.A. 2,852
21,750 (a),(d) Klass Pack Ltd 25
198,810 (a) Knife River Corp 13,157
912,700 Kobe Steel Ltd 11,764
16,044 (a) Kolon Industries, Inc 552
40,316 Konishi Co Ltd 386
749 (a) Konya Cimento Sanayii 183
2,299 (a) Korea Petrochemical Ind Co Ltd 272
6,689 Korea Zinc Co Ltd 2,575
406,575 Koza Altin Isletmeleri AS 269
162,650 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 234
3,400 Krosaki Harima Corp 282
27,414 (a) Kum Yang Co Ltd 2,299
25,578 Kumba Iron Ore Ltd 857
6,500 (a) Kumho Petrochemical Co Ltd 667
49,548 Kumiai Chemical Industry Co Ltd 283
231,600 Kuraray Co Ltd 2,338
38,700 KUREHA CORP 789
18,216 Kyoei Steel Ltd 257
211,709 (b) Labrador Iron Ore Royalty Corp 5,097
96,300 Lafarge Malayan Cement BHD 89
33,409 (a) Lake Materials Co Ltd 446
67,770 Lanxess AG. 2,120
1,937,459 (a) Latin Resources Ltd 375

SHARES DESCRIPTION
REFERENCERATE & SPREAD
63,295 Laxmi Organic Industries Ltd $ 221
158,754 LB Group Co Ltd 384
1,196,000 Lee & Man Paper Manufacturing Ltd 351
15,574 Lenzing AG. 611
816,893 (a),(b),(d) Leo Lithium Ltd 281
104,843 (a) LG Chem Ltd 40,325
6,834 (a) LG Chem Ltd (Preference) 1,640
1,909,994 Linde plc 784,454
28,300 Lintec Corp 551
1,015,887 (a),(b) Liontown Resources Ltd 1,139
261,473 (a),(b) Lithium Americas Argentina Corp 1,648
261,473 (a),(b) Lithium Americas Corp 1,677
684,477 Longchen Paper & Packaging Co Ltd 330
629,676 (c) Lotte Chemical Titan Holding Bhd 185
11,373 (a) LOTTE Fine Chemical Co Ltd 511
48,720 Louisiana-Pacific Corp 3,451
89,340 Lundin Gold, Inc 1,115
432,316 (b) Lundin Mining Corp 3,537
160,700 Luxi Chemical Group Co Ltd 227
2,304,199 (a) Lynas Corp Ltd 11,247
248 LyondellBasell Industries NV 24
11,733 Maeda Kosen Co Ltd 252
84,589 (a),(b) MAG. Silver Corp 880
426,397 Maharashtra Seamless Ltd 4,739
54,242 (a) Major Drilling Group International 377
173,713 Marshalls plc 618
12,363 Martin Marietta Materials, Inc 6,168
48,600 Maruichi Steel Tube Ltd 1,262
12,421 Meghmani Finechem Ltd 146
3,815,196 (a) Merdeka Copper Gold Tbk PT 669
3,564,988 Mesaieed Petrochemical Holding Co 1,733
541,900 Metalurgica Gerdau S.A. 1,209
51,550 (b) Methanex Corp 2,439
27,128 (a) Methanol Chemicals Co 145
29,246 Middle East Paper Co 266
631,709 Mineral Resources Ltd 30,091
216,700 Minerals Technologies, Inc 15,453
27,572 (c) Mishra Dhatu Nigam Ltd 138
312,743 Misr Fertilizers Production Co SAE 685
7,500 Mitani Sekisan Co Ltd 254
1,044,034 Mitsubishi Chemical Holdings Corp 6,382
127,300 Mitsubishi Gas Chemical Co, Inc 2,032
103,000 Mitsubishi Materials Corp 1,784
139,000 Mitsui Chemicals, Inc 4,110
116,164 Mitsui Mining & Smelting Co Ltd 3,562
910 Miwon Commercial Co Ltd 120
2,560,000 (a) MMG Ltd 757
18,734 (a) MNTech Co Ltd 256
24,111 MOIL Ltd 89
348,167 Mondi plc 6,812
478,406 Mount Gibson Iron Ltd 179
100,558 (a) MP Materials Corp 1,996
134,078 (b) M-real Oyj (B Shares) 1,067
99,650 Myers Industries, Inc 1,948
50,071 Najran Cement Co 151
32,000 Nan Pao Resins Chemical Co Ltd 293
4,118,887 Nan Ya Plastics Corp 8,919
181,300 (b) Nanofilm Technologies International Ltd 125
200,000 Nantex Industry Co Ltd 245
674,130 National Aluminium Co Ltd 1,068
284,402 (a) National Industrialization Co 932
26,332 Navin Fluorine International Ltd 1,219
11,762 Neogen Chemicals Ltd 209
513,869 (a) New Gold, Inc 745
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
57,284 (a) New Pacific Metals Corp $ 109
4,729 NewMarket Corp 2,581
1,236,595 Newmont Goldcorp Corp 51,183
1,410,307 Nickel Industries Ltd 668
68,081 Nihon Parkerizing Co Ltd 548
1,766,151 Nine Dragons Paper Holdings Ltd 870
65,700 Ningbo Shanshan Co Ltd 126
408,106 Ningxia Baofeng Energy Group Co Ltd 850
104,566 Nippon Kayaku Co Ltd 996
48,203 Nippon Light Metal Holdings Co Ltd 598
813,100 Nippon Paint Co Ltd 6,559
77,980 Nippon Paper Industries Co Ltd 698
147,000 Nippon Pillar Packing Co Ltd 4,629
22,728 Nippon Shokubai Co Ltd 874
17,684 Nippon Soda Co Ltd 680
698,327 Nippon Steel Corp 15,952
103,400 Nissan Chemical Industries Ltd 4,026
48,714 Nittetsu Mining Co Ltd 1,794
117,100 Nitto Denko Corp 8,739
623,733 (a) NMDC Steel Ltd 385
102,670 NOCIL Ltd 337
53,982 NOF Corp 2,678
2,498,336 Norsk Hydro ASA 16,793
68,883 (c) Norske Skog ASA 280
204,111 Northam Platinum Holdings Ltd 1,567
55,538 Northern Region Cement Co 156
940,996 Northern Star Resources Ltd 8,731
212,183 (a) Novagold Resources, Inc 793
213,897 Novozymes A.S. 11,759
288,004 Nucor Corp 50,124
298,211 Nufarm Ltd 1,062
51,082 Nuh Cimento Sanayi AS. 536
872,934 Nutrien Ltd 49,179
109,674 (a) Nuvoco Vistas Corp Ltd 504
2,920,707 OceanaGold Corp 5,599
4,110 (a) OCI Co Ltd 353
11,133 OCI Co Ltd 914
111,282 OCI NV 3,225
749,805 OJI Paper Co Ltd 2,882
7,200 Okamoto Industries, Inc 254
113,068 Olin Corp 6,100
119,157 Omnia Holdings Ltd 426
847,548 (b) Orbia Advance Corp SAB de C.V. 1,878
371,638 Orica Ltd 4,040
70,758 Orient Cement Ltd 213
474,000 Oriental Union Chemical Corp 311
148,670 Orion S.A. 4,123
1,245 (a) Orissa Minerals Development Co Ltd 106
184,329 (a) Orla Mining Ltd 601
6,398,349 Orora Ltd 11,349
9,100 Osaka Organic Chemical Industry Ltd 175
12,000 (b) Osaka Soda Co Ltd 822
25,300 (b) Osaka Titanium Technologies 484
133,205 (b) Osisko Gold Royalties Ltd 1,901
277,515 (a) Osisko Mining, Inc 559
295,734 (b) Outokumpu Oyj 1,467
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 505
478,779 Packaging Corp of America 77,998
18,370 Pactiv Evergreen, Inc 252
1,635,687 Pan African Resources plc 352
1,500,644 (b) Pan American Silver Corp 24,506
978,255 (b) Pan American Silver Corp (Toronto) 15,969
508,266 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 235
229,073 (c) Paradeep Phosphates Ltd 187

SHARES DESCRIPTION
REFERENCERATE & SPREAD
133,015 PCBL Ltd $ 402
3,840,216 Perenti Ltd 2,719
5,807,613 Perseus Mining Ltd 7,305
979,003 (a) Petkim Petrokimya Holding 604
2,470,415 Petronas Chemicals Group Bhd 3,848
13,469 (a) PI Advanced Materials Co Ltd 318
74,302 PI Industries Ltd 3,138
129,920 Pidilite Industries Ltd 4,237
2,340,874 (b) Pilbara Minerals Ltd 6,283
162,900 (a) PMB Technology Bhd 99
574 Politeknik Metal Sanayi ve Ticaret AS. 300
15,541 Polyplex Corp Ltd 196
161,581 (a) Poongsan Corp 4,895
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 651
63,847 POSCO 24,549
17,535 (a) POSCO M-Tech Co Ltd 397
128,860 PPG Industries, Inc 19,271
1,513,468 Press Metal Aluminium Holdings Bhd 1,584
126,676 (a) Prism Johnson Ltd 280
9,028 (a) Privi Speciality Chemicals Ltd 128
3,102,400 PT Aneka Tambang Tbk 344
984,500 PT Indocement Tunggal Prakarsa Tbk 601
2,820,323 PT Semen Gresik Persero Tbk 1,172
2,163 (a) PTC Industries Ltd 156
1,919,509 PTT Global Chemical PCL 2,160
38,116 Qassim Cement Co 647
2,262,375 Qatar Aluminum Manufacturing Co 869
228,227 Qatari Investors Group QSC 102
305,800 (a) Qinghai Salt Lake Industry Co Ltd 688
1,080 Quaker Chemical Corp 230
117,923 Rain Industries Ltd 218
15,226 Rajratan Global Wire Ltd 143
69,861 Rallis India Ltd 210
87,191 Ramco Cements Ltd 1,069
889,092 Ramelius Resources Ltd 1,019
54,395 Ramkrishna Forgings Ltd 474
42,885 Rashtriya Chemicals & Fertilizers Ltd 82
65,858 Ratnamani Metals & Tubes Ltd 2,662
32,234 (b) Recticel S.A. 378
2,046,643 (a) Red 5 Ltd 432
613,912 Regis Resources Ltd 910
132,821 Reliance Steel & Aluminum Co 37,147
155,683 Rengo Co Ltd 1,036
1,769,986 (a) Resolute Mining Ltd 534
50,762 Rhi Magnesita India Ltd 491
19,991 RHI Magnesita NV 882
302,915 Rio Tinto Ltd 28,049
917,198 Rio Tinto plc 68,222
568,824 Rongsheng Petrochemical Co Ltd 830
12,742 Rossari Biotech Ltd 122
43,100 Royal Gold, Inc 5,213
362,760 Ryerson Holding Corp 12,581
205,088 SABIC Agri-Nutrients Co 7,554
302,405 Sahara International Petrochemical Co 2,743
32,600 Sakata INX Corp 313
129,976 Salzgitter AG. 4,013
4,273 (a) Sam-A Aluminum Co Ltd 351
19,000 San Fu Chemical Co Ltd 78
373,321 Sandfire Resources Ltd 1,867
208,264 (b) Sandstorm Gold Ltd 1,047
55,711 Sanyo Chemical Industries Ltd 1,671
15,206 Sanyo Special Steel Co Ltd 283
440,193 (b) Sappi Ltd 1,064
102,500 Sarda Energy & Minerals Ltd 312
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
1,109,092 (a) Sasa Polyester Sanayi AS $ 1,371
501,307 Sasol Ltd 5,052
187,820 Satellite Chemical Co Ltd 391
743,568 (a) Saudi Arabian Mining Co 8,735
42,759 Saudi Aramco Base Oil Co 1,612
779,098 Saudi Basic Industries Corp 17,295
60,137 Saudi Cement Co 842
319,100 Saudi Industrial Investment Group 1,887
645,382 (a) Saudi Kayan Petrochemical Co 1,868
6,180,973 (a),(b) Sayona Mining Ltd 298
977,100 SCG Packaging PCL 1,028
664,000 Scientex BHD 551
31,723 Scotts Miracle-Gro Co (Class A) 2,022
58,512 (a) Seabridge Gold, Inc 709
11,934 (a) SeAH Besteel Holdings Corp 230
1,348 (a) SeAH Steel Holdings Corp 251
140,282 Sealed Air Corp 5,123
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0 ^
10,829 Semapa-Sociedade de Investimento e Gestao 160
584,600 Shandong Chenming Paper Holdings Ltd 120
87,648 Shandong Gold Mining Co Ltd - A 282
304,255 (c) Shandong Gold Mining Co Ltd - H 577
148,707 Shandong Hualu Hengsheng Chemical Co Ltd 578
380,666 Shandong Nanshan Aluminum Co Ltd 158
129,511 Shandong Sun Paper Industry JSC Ltd 222
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 108
80,777 Shanghai Putailai New Energy Technology Co Ltd 238
157,629 (a) Shanxi Meijin Energy Co Ltd 148
331,363 Shanxi Taigang Stainless Steel Co Ltd 174
35,775 Sharda Cropchem Ltd 195
20,500 Shenghe Resources Holding Co Ltd 29
36,048 Shenzhen Capchem Technology Co Ltd 240
8,800 Shenzhen Dynanonic Co Ltd 76
54,960 Shenzhen Senior Technology Material Co Ltd 120
47,100 Shenzhen YUTO Packaging Technology Co Ltd 183
212,225 Sherwin-Williams Co 66,193
100,000 (a) Shihlin Paper Corp 187
25,100 Shikoku Kasei Holdings Corp 319
585,700 Shin-Etsu Chemical Co Ltd 24,496
248,703 Shin-Etsu Polymer Co Ltd 2,951
802,000 Shinkong Synthetic Fibers Corp 406
78,000 Shiny Chemical Industrial Co Ltd 341
11,310 Shivalik Bimetal Controls Ltd 75
1,622,000 Shougang Fushan Resources Group Ltd 598
141,900 Showa Denko KK 2,820
7,645 Shree Cement Ltd 2,631
666,283 Siam Cement PCL 5,967
86,800 Siam City Cement PCL 345
1,966,347 Sibanye Stillwater Ltd 2,636
149,500 Sichuan Hebang Biotechnology Co Ltd 50
321,802 SIG Group AG. 7,411
83,564 (b) Sika AG. 27,248
410,086 Silgan Holdings, Inc 18,556
2,401,668 (a) Silver Lake Resources Ltd 1,943
162,896 Silvercorp Metals, Inc 424
109,641 (a),(b) SilverCrest Metals, Inc 719
126,928 Sims Ltd 1,347
1,490,000 (b) Sinofert Holdings Ltd 174
81,600 Sinoma Science & Technology Co Ltd 183
31,988 Sinomine Resource Group Co Ltd 168
217,000 Sinon Corp 272
682,667 Sinopec Shanghai Petrochemical Co Ltd (Class A) 275
8,138 SK Chemicals Co Ltd 424
21,404 (a),(c) SK IE Technology Co Ltd 1,302

SHARES DESCRIPTION
REFERENCERATE & SPREAD
14,870 (a) SKC Co Ltd $ 1,040
69,241 (a) Skeena Resources Ltd 337
28,568 Skshu Paint Co Ltd 192
902,178 Smurfit Kappa Group plc 35,763
27,919 SOL S.p.A. 860
434,000 Solar Applied Materials Technology Corp 549
58,924 (a),(b) Solaris Resources, Inc 184
1,285,132 (a),(b) SolGold plc 155
77,415 (b) Solvay S.A. 2,373
73,685 Sonoco Products Co 4,117
2,946 (a) Soulbrain Co Ltd 692
3,690,859 South32 Ltd 8,347
5,000 South32 Ltd 11
49,478 Southern Copper Corp 4,259
44,812 Southern Province Cement Co 510
125,183 SRF Ltd 3,727
189,360 Ssab Svenskt Stal AB (Series A) 1,442
1,956,303 Ssab Svenskt Stal AB (Series B) 14,978
924,421 (b) SSR Mining, Inc 9,921
372,834 (b) SSR Mining, Inc 4,012
28,639 (a) Star Cement Ltd 61
101,659 Steel Dynamics, Inc 12,006
29,879 (b) Stelco Holdings, Inc 1,132
42,537 Stella-Jones, Inc 2,476
2,054 STO AG. 317
330,060 Stora Enso Oyj (R Shares) 4,573
103,300 (b) Straits Trading Co Ltd 142
28,112 Sumitomo Bakelite Co Ltd 1,471
1,151,800 Sumitomo Chemical Co Ltd 2,800
94,336 Sumitomo Chemical India Ltd 458
200,900 Sumitomo Metal Mining Co Ltd 5,966
272,421 Sumitomo Osaka Cement Co Ltd 7,154
952,158 (a) Summit Materials, Inc 36,620
352,395 SunCoke Energy, Inc 3,785
29,100 Sunresin New Materials Co Ltd 218
161,664 Supreme Industries Ltd 8,822
64,386 Supreme Petrochem Ltd 433
7,067,200 Surya Esa Perkasa Tbk PT 243
17,277 Surya Roshni Ltd 161
671,017 Suzano SA 7,641
634,700 (b) Svenska Cellulosa AB (B Shares) 9,535
79,882 (a) Syensqo S.A. 8,312
278,943 Symrise AG. 30,655
99,036 (a) Synthomer plc 239
24,900 T Hasegawa Co Ltd 547
1,327,344 TA Chen Stainless Pipe 1,711
269 (a) Taekwang Industrial Co Ltd 127
93,300 Taiheiyo Cement Corp 1,919
2,825,145 Taiwan Cement Corp 3,207
519,000 Taiwan Fertilizer Co Ltd 1,142
203,000 Taiwan Hon Chuan Enterprise Co Ltd 826
29,000 Taiyo Ink Manufacturing Co Ltd 639
149,119 Taiyo Nippon Sanso Corp 3,982
6,355 Takasago International Corp 157
59,014 Takiron Co Ltd 274
140,400 Tangshan Jidong Cement Co Ltd 126
248,216 (a) Taseko Mines Ltd 348
118,618 Tata Chemicals Ltd 1,573
4,677,004 Tata Steel Ltd 7,839
6,430 Tatva Chintan Pharma Chem Pvt Ltd 124
14,989 (a) TCC Steel 679
531,770 Teck Cominco Ltd (Class B) 22,478
181,505 Teck Resources Ltd 7,672
140,100 Teijin Ltd 1,325
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,400 Tenma Corp $ 888
99,817 (b) Ternium S.A. (ADR) 4,239
19,203 Tessenderlo Chemie NV 599
2,705,055 ThyssenKrupp AG. 18,818
1,306,000 Tiangong International Co Ltd 351
251,200 Tianqi Lithium Corp 1,975
192,900 Tianshan Aluminum Group Co Ltd 163
1,656,900 Tipco Asphalt PCL 796
104,135 Titan Cement International S.A. 2,466
12,591 (a) TKG Huchems Co Ltd 210
582,400 TOA Paint Thailand PCL 385
74,203 Toagosei Co Ltd 721
23,624 (b) Toho Titanium Co Ltd 316
157,929 (b) Tokai Carbon Co Ltd 1,145
4,100 Tokushu Tokai Paper Co Ltd 114
48,541 Tokuyama Corp 821
78,042 Tokyo Ohka Kogyo Co Ltd 1,717
282,504 Tokyo Steel Manufacturing Co Ltd 3,455
564,000 Ton Yi Industrial Corp 297
95,378 Tongkun Group Co Ltd 203
835,200 Tongling Nonferrous Metals Group Co Ltd 386
1,208,181 Toray Industries, Inc 6,258
354,379 (a) Torex Gold Resources, Inc 3,910
1,050,500 Tosoh Corp 13,392
3,300 (b) Toyo Gosei Co Ltd 195
24,300 Toyo Ink Manufacturing Co Ltd 452
102,700 Toyo Seikan Kaisha Ltd 1,662
60,148 Toyobo Co Ltd 450
5,268,000 TPI Polene PCL 216
56,992 Transcontinental, Inc 589
154,460 Tredegar Corp 836
41,097 (b) Triple Flag Precious Metals Corp 547
506,000 TSRC Corp 397
383,000 Tung Ho Steel Enterprise Corp 881
352,443 UACJ Corp 9,592
74,526 UBE Industries Ltd 1,208
100,912 Ultra Tech Cement Ltd 12,730
8,333 Umicore S.A. 229
38,260 Uniao de Industrias Petroquimicas S.A. 603
2,087 Unid Co Ltd 110
72,813 United States Steel Corp 3,542
336,810 Universal Cement Corp 326
575,000 UPC Technology Corp 284
413,526 UPL Ltd 2,916
233,623 UPM-Kymmene Oyj 8,812
129,890 Usha Martin Ltd 462
661,000 USI Corp 425
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 735
7,975,410 Vale S.A. 126,320
624,812 Vedanta Ltd 1,940
58,651 (c) Verallia S.A. 2,260
30,414 Vetropack Holding AG. 1,414
149,341 Vicat S.A. 5,424
32,102 (a) Victoria Gold Corp 169
67,842 Victrex plc 1,316
17,278 Vidrala S.A. 1,792
20,806 Vinati Organics Ltd 436
42,661 Voestalpine AG. 1,343
17,612 (a) VT Co Ltd 223
26,402 Vulcan Materials Co 5,994
60,530 (b) Vulcan Steel Ltd 315
19,558 Wacker Chemie AG. 2,466

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
178,196 Wanhua Chemical Group Co Ltd $ 1,931
43,562 Weihai Guangwei Composites Co Ltd 164
63,753 Welspun Corp Ltd 420
116,808 (a) Wesdome Gold Mines Ltd 680
862,225 (a) West African Resources Ltd 555
2,230,000 West China Cement Ltd 194
30,238 West Coast Paper Mills Ltd 265
41,288 West Fraser Timber Co Ltd 3,532
92,400 Western Mining Co Ltd 186
31,291 Western Superconducting Technologies Co Ltd 235
344,634 (a) Westgold Resources Ltd 511
249,238 Westlake Chemical Corp 34,883
199,035 Westrock Co 8,264
68,861 (b) Wheaton Precious Metals Corp 3,398
297,988 Wheaton Precious Metals Corp 14,701
87,560 Wienerberger AG. 2,917
24,268 Winpak Ltd 749
58,800 Worthington Industries, Inc 3,384
58,800 (a),(b) Worthington Steel, Inc 1,652
225,600 (a),(b) W-Scope Corp 1,427
47,515 Xiamen Tungsten Co Ltd 115
78,778 Yamama Cement Co 722
173,405 Yamato Kogyo Co Ltd 9,124
53,756 Yanbu Cement Co 494
248,923 Yanbu National Petrochemical Co 2,520
5,296 Yara International ASA 188
233,000 YC INOX Co Ltd 208
838,150 Yieh Phui Enterprise Co Ltd 487
161,723 Yintai Gold Co Ltd 341
14,955 Yodogawa Steel Works Ltd 403
21,840 YongXing Special Materials Technology Co Ltd 161
9,285 (a) Youlchon Chemical Co Ltd 228
148 (a) Young Poong Corp 59
18,929 Young Poong Paper Manufacturing Co Ltd 41
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 959
68,900 Yunnan Aluminium Co Ltd 119
403,100 Yunnan Chihong Zinc&Germanium Co Ltd 287
45,784 Yunnan Energy New Material Co Ltd 367
138,100 Yunnan Tin Co Ltd 279
182,600 Yunnan Yuntianhua Co Ltd 402
102,700 Zangge Mining Co Ltd 367
114,716 Zeon Corp 1,064
569,500 Zhaojin Mining Industry Co Ltd 707
39,738 Zhejiang Huayou Cobalt Co Ltd 184
174,836 Zhejiang Juhua Co Ltd 407
186,600 Zhejiang Longsheng Group Co Ltd 221
121,300 Zhongjin Gold Corp Ltd 170
25,147 Zignago Vetro S.p.A. 396
4,795,232 Zijin Mining Group Co Ltd 7,817
2,166,466 Zijin Mining Group Co Ltd (Class A) 3,803
TOTAL MATERIALS 5,331,923
MEDIA & ENTERTAINMENT - 5.4%
121,123 37 Interactive Entertainment Network Technology Group Co Ltd 321
21,829 4imprint Group plc 1,270
370,809 (a) Adevinta ASA 4,097
198,140 (a),(b) Advantage Solutions, Inc 717
83,796 (a) Affle India Ltd 1,314
69,255 (a) AfreecaTV Co Ltd 4,581
10,130,000 (a),(b) Alibaba Pictures Group Ltd 624
8,430,222 (a) Alphabet, Inc 1,188,071
8,445,436 (a) Alphabet, Inc (Class A) 1,179,743
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,800 (a),(b) Anycolor, Inc $ 347
12,459 Arabian Contracting Services Co 787
117,488 Arnoldo Mondadori Editore S.p.A. 278
373,324 (a) Ascential plc 1,396
782,200 Astro Malaysia Holdings Bhd 67
67,023 Atresmedia Corp de Medios de Comunicacion S.A. 266
1,641,993 (c) Auto Trader Group plc 15,084
29,223 Autohome, Inc (ADR) 820
83,059 Avex Group Holdings, Inc 805
4,729,748 (a) Baidu, Inc 70,407
64,894 (a) Baidu, Inc (ADR) 7,728
667,700 BEC World PCL (Foreign) 95
198,357 Beijing Enlight Media Co Ltd 228
20,018 (a),(b) Believe S.A. 232
6,400 (a),(b) Bengo4.com, Inc 197
31,937 (a),(b) Better Collective A.S. 812
78,508 (a),(b) Bilibili, Inc 953
319,305 Bollore SE 1,998
285,914 (a) Borussia Dortmund GmbH & Co KGaA 1,133
63,660 (a) Boston Omaha Corp 1,001
5,543,331 Brightcom Group Ltd 1,289
110,200 (a) Bumble, Inc 1,624
4,337 Cable One, Inc 2,414
141,100 Capcom Co Ltd 4,553
651,050 carsales.com Ltd 13,797
55,235 CD Projekt S.A. 1,615
107,603 (a) Charter Communications, Inc 41,823
56,488 (a) Cheil Worldwide, Inc 833
161,865 (a),(d) Chennai Super Kings Cricket Ltd 14
59,200 China Film Co Ltd 102
166,158 (a),(c) China Literature Ltd 620
4,640,000 (a),(b) China Ruyi Holdings Ltd 1,029
47,041 (a) Cineplex, Inc 297
51,976 (a) CJ CGV Co Ltd 233
8,813 (a) CJ ENM Co Ltd 492
710,620 (a),(b) Clear Channel Outdoor Holdings, Inc 1,293
127,000 (a),(c) Cloud Music, Inc 1,461
1,070,000 (a) CMGE Technology Group Ltd 179
11,647 Cogeco Communications, Inc 522
115,518 (a) COLOPL, Inc 483
7,186 Com2uSCorp 274
8,616,042 Comcast Corp (Class A) 377,813
8,606 (a) Connectwave Co Ltd 102
1,857,300 (a) Converge Information and Communications Technology Solutions, Inc 281
63,100 (a) Cover Corp 1,220
316,881 CTS Eventim AG. 21,917
331,800 CyberAgent, Inc 2,078
157,942 Cyfrowy Polsat S.A. 495
64,762 Daiichikosho Co Ltd 956
23,264 DB Corp Ltd 75
59,311 (a) Dena Co Ltd 578
169,000 (b) Dentsu, Inc 4,327
5,990 (a) Devsisters Co Ltd 225
45,904 (a) DISH Network Corp (Class A) 265
174,994 (b) Domain Holdings Australia Ltd 411
7,801,100 Elang Mahkota Teknologi Tbk PT 299
245,844 Electronic Arts, Inc 33,634
618,832 (a),(b) Embracer Group AB 1,679
386,460 Entravision Communications Corp (Class A) 1,612
113,339 (b) Eutelsat Communications 533
1,364,120 (a) Eventbrite, Inc 11,404
70,104 EVT Ltd 585

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
964,107 Focus Media Information Technology Co Ltd $ 860
37,300 Fuji Television Network, Inc 414
259,525 Future plc 2,633
1,469,950 (a) Gannett Co, Inc 3,381
3,070 G-bits Network Technology Xiamen Co Ltd 106
78,400 Giant Network Group Co Ltd 123
163,700 Gray Television, Inc 1,467
51,750 Gree, Inc 209
1,806,600 (b) Grupo Televisa S.A. 1,206
6,112,450 (b) Grupo Televisa SAB (ADR) 20,416
345,843 (a),(b) GungHo Online Entertainment, Inc 5,758
154,800 Hakuhodo DY Holdings, Inc 1,183
103,700 Hello Group, Inc (ADR) 721
67,589 Hemnet Group AB 1,622
5,907,101 (a),(b),(f) HUYA, Inc (ADR) 21,620
17,576 (a) HYBE Co Ltd 3,174
56,889 (a) IAC, Inc 2,980
450,306 (a),(f) iClick Interactive Asia Group Ltd (ADR) 1,725
6,777,840 (a),(b),(c) iDreamSky Technology Holdings Ltd 2,006
718,000 IGG, Inc 298
35,980 (a) IMAX Corp 540
59,360 Info Edge India Ltd 3,664
18,553 Infocom Corp 325
2,616,752 Informa plc 26,027
19,160 Innocean Worldwide, Inc 318
853,960 (a) Integral Ad Science Holding Corp 12,288
98,000 International Games System Co Ltd 2,309
32,111 IPSOS 2,016
182,748 (a),(b) iQIYI, Inc (ADR) 892
2,922,121 ITV plc 2,352
51,382 (a) JC Decaux S.A. 1,034
167,000 Jiangsu Phoenix Publishing & Media Corp Ltd 207
16,716 JOYY, Inc (ADR) 664
23,699 (a) Just Dial Ltd 228
919,433 (a),(b) Juventus Football Club S.p.A 261
24,125 (a) JYP Entertainment Corp 1,889
77,324 Kadokawa Corp 1,571
106,400 Kakaku.com, Inc 1,315
266,333 (a) Kakao Corp 11,173
24,956 (a) Kakao Games Corp 499
187,500 Kanzhun Ltd (ADR) 3,114
10,177 (b) Kinepolis Group NV 503
139,372 Kingnet Network Co Ltd 220
400,310 Kingsoft Corp Ltd 1,238
95,940 Koei Tecmo Holdings Co Ltd 1,093
75,800 Konami Corp 3,960
24,452 (a),(c) Krafton, Inc 3,663
1,959,100 (a),(c) Kuaishou Technology 13,330
36,400 Kunlun Tech Co Ltd 192
87,059 (a) Liberty Broadband Corp 7,016
12,546 (a) Liberty Broadband Corp (Class A) 1,012
18,766 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,088
173,057 (a) Liberty Media Corp-Liberty Formula One (Class C) 10,925
16,075 (a) Liberty Media Corp-Liberty Live (Class A) 588
63,053 (a) Liberty Media Corp-Liberty Live (Class C) 2,358
276,634 (a) Liberty Media Corp-Liberty SiriusXM 7,962
57,283 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,646
193,890 (a),(b) Lions Gate Entertainment Corp (Class A) 2,113
118,160 (a) Lions Gate Entertainment Corp (Class B) 1,204
115,970 (a) Live Nation, Inc 10,855
19,785 M6-Metropole Television 283
14,454 (a) Madison Square Garden Sports Corp 2,628
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,510,405 (a) Magnite, Inc $ 14,107
486,900 Major Cineplex Group PCL (Foreign) 212
93,922 Mango Excellent Media Co Ltd 334
273,400 (a),(c) Maoyan Entertainment 315
1,413,803 (a) Match Group, Inc 51,604
7,194,900 Media Nusantara Citra Tbk PT 180
246,500 (b) Megacable Holdings SAB de C.V. 550
1,828,000 (b),(c) Meitu, Inc 843
4,044,630 (a) Meta Platforms, Inc 1,431,637
35,351 (b) MFE-MediaForEurope NV 128
689,197 MFE-MediaForEurope NV 1,794
155,390 Mixi Inc 2,599
474,000 (a),(b),(c) Mobvista, Inc 176
59,615 (a) Modern Times Group MTG AB 510
689,862 Moneysupermarket.com Group plc 2,458
214,280 MultiChoice Group 949
112,760 Naver Corp 19,510
26,530 (a) Nazara Technologies Ltd 273
12,080 (a) NCSoft Corp 2,247
10,837 (a) Neowiz 223
165,500 NetDragon Websoft Holdings Ltd 262
2,591,030 NetEase, Inc 46,746
534,321 (a) NetFlix, Inc 260,150
21,851 (a),(c) Netmarble Corp 980
206,936 (a) Network18 Media & Investments Ltd 217
123,045 New York Times Co (Class A) 6,028
288,063 News Corp (Class A) 7,072
89,886 News Corp (Class B) 2,312
278,200 (b) Nexon Co Ltd 5,060
21,265 (a) Nexon Games Co Ltd 247
25,712 Nexstar Media Group, Inc 4,030
68,866 Next 15 Group plc 730
10,648 (a) NHN Corp 192
1,165,628 (b) Nine Entertainment Co Holdings Ltd 1,604
2,615,890 Nintendo Co Ltd 136,115
42,300 Nippon Television Holdings, Inc 461
273,114 Omnicom Group, Inc 23,627
429,950 oOh!media Ltd 485
144,300 Oriental Pearl Group Co Ltd 153
123,791 Paradox Interactive AB 2,775
9,228 Paramount Global (Class A) 181
766,038 Paramount Global (Class B) 11,330
25,323 (a) Pearl Abyss Corp 758
73,400 People.cn Co Ltd 289
73,434 Perfect World Co Ltd 123
97,325 (a) Perion Network Ltd 3,057
499,442 (a) Pinterest, Inc 18,499
1,584,400 Plan B Media Pcl 411
17,886 (a) Playtika Holding Corp 156
114,828 ProSiebenSat. Media AG. 701
545,234 Publicis Groupe S.A. 50,659
58,139 (a) PVR Ltd 1,158
160,870 (a) QuinStreet, Inc 2,062
41,230 REA Group Ltd 5,084
240,247 RELX plc 9,519
1,602,923 Rightmove plc 11,783
181,665 (a) ROBLOX Corp 8,306
109,725 (a) Roku, Inc 10,057
531,960 RS PCL 216
320,278 (a) S4 Capital plc 218
126,994 Saregama India Ltd 565
27,546 (a) Saudi Research & Media Group 1,255

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
61,671 Schibsted ASA $ 1,776
76,864 Schibsted ASA (B Shares) 2,093
183,102 (c) Scout24 SE 12,947
2,240,908 (a) Sea Ltd (ADR) 90,757
265,914 Seek Ltd 4,838
61,300 Septeni Holdings Co Ltd 229
312,660 SES S.A. 2,059
7,601 Shochiku Co Ltd 513
62,230 Shutterstock, Inc 3,004
127,100 Sky Perfect Jsat Corp 628
8,952 (a) SM Entertainment Co Ltd 639
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
128,923 (b) Societe Television Francaise 1 1,015
52,000 Soft-World International Corp 255
105,085 (a) Spotify Technology S.A. 19,747
97,700 Square Enix Co Ltd 3,503
1,988,357 (a) Stillfront Group AB 2,397
28,715 Stroeer SE & Co KGaA 1,703
8,878 (a) Studio Dragon Corp 355
67,014 Sun TV Network Ltd 573
20,124,700 Surya Citra Media Tbk PT 222
123,500 (a) Take-Two Interactive Software, Inc 19,877
97,105 (a) Team17 Group plc 229
10,259,525 Tencent Holdings Ltd 387,347
317,697 (a) Tencent Music Entertainment Group (ADR) 2,862
46,269 (a) TKO Group Holdings, Inc 3,775
7,000 (b) Toei Animation Co Ltd 938
4,384 Toei Co Ltd 631
87,800 Toho Co Ltd 2,964
27,300 Tokyo Broadcasting System, Inc 579
242,800 (a) Tongdao Liepin Group 179
377,522 (a) TripAdvisor, Inc 8,128
222,930 (a),(c) Trustpilot Group plc 422
15,151 TV Asahi Corp 172
345,822 (a) TV18 Broadcast Ltd 210
2,450 TX Group AG. 352
500,653 (a) Ubisoft Entertainment 12,798
867,621 Universal Music Group NV 24,768
10,958 ValueCommerce Co Ltd 114
32,335 Vector, Inc 259
4,280,800 VGI PCL 242
1,477,600 (a) Vimeo, Inc 5,792
943,356 Vivendi Universal S.A. 10,099
2,706,168 Walt Disney Co 244,340
156,500 (a) Wanda Film Holding Co Ltd 287
1,390,691 (a) Warner Bros Discovery, Inc 15,826
60,791 (a) Webzen, Inc 770
795,367 Weibo Corp (ADR) 8,709
15,227 (a) Wemade Co Ltd 718
481,669 WPP plc 4,601
70,884 (a) Wysiwyg Studios Co Ltd 207
188,400 (a) XD, Inc 246
371,580 (a) Yelp, Inc 17,591
10,159 YG Entertainment, Inc 401
80,594 YouGov plc 1,212
2,081,000 Z Holdings Corp 7,359
690,711 ZEE Telefilms Ltd 2,279
1,218,000 Zengame Technology Holding Ltd 883
19,150 Zenrin Co Ltd 119
486,013 (a) Zhejiang Century Huatong Group Co Ltd 354
114,200 (a) Zhihu, Inc 207
195,774 (a) Ziff Davis, Inc 13,154
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
291,000 (a) ZIGExN Co Ltd $ 1,093
118,300 (a) ZipRecruiter, Inc 1,644
340,318 (a) ZoomInfo Technologies, Inc 6,292
TOTAL MEDIA & ENTERTAINMENT 6,365,838
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
67,790 (a) 10X Genomics, Inc 3,794
782,651 (c) 3SBio, Inc 755
33,648 Aarti Drugs Ltd 198
2,983,243 AbbVie, Inc 462,313
26,827 (a) Abivax S.A. 292
28,409 (a) ABLBio, Inc 540
81,800 (a) Acadia Pharmaceuticals, Inc 2,561
74,914 Adcock Ingram Holdings Ltd 246
210,802 AddLife AB 2,291
266,000 Adimmune Corp 287
3,982,325 (a) ADMA Biologics, Inc 18,000
16,998 (a) Aether Industries Ltd 181
59,058 Agilent Technologies, Inc 8,211
166,600 (a) AIM Vaccine Co Ltd 167
39,343 Ajanta Pharma Ltd 985
212,000 (a),(c) Akeso, Inc 1,261
39,863 Alembic Pharmaceuticals Ltd 364
105,096 (a) ALK-Abello A.S. 1,576
567,398 (a) Alkermes plc 15,740
57,595 Almirall S.A. 536
210,412 (a) Alnylam Pharmaceuticals, Inc 40,275
328,000 (a),(b),(c) Alphamab Oncology 279
29,797 (a) Alteogen, Inc 2,270
868,335 (a) Altimmune, Inc 9,769
628,913 Amgen, Inc 181,140
7,380 AMI Organics Ltd 99
1,650,510 (a) Amneal Pharmaceuticals, Inc 10,019
515,290 (a),(b) Amylyx Pharmaceuticals, Inc 7,585
12,750 (a) ANI Pharmaceuticals, Inc 703
222,171 (a) Anika Therapeutics, Inc 5,034
76,382 (a) Apellis Pharmaceuticals, Inc 4,572
27,971 Apeloa Pharmaceutical Co Ltd 61
99,835 (a) Argenx SE 37,858
53,148 (a) Argenx SE 20,216
181,900 (a),(c) Ascentage Pharma Group International 636
336,315 Aspen Pharmacare Holdings Ltd 3,752
1,040,120 Astellas Pharma, Inc 12,370
5,453 AstraZeneca Pharma India Ltd 362
2,644,322 AstraZeneca plc 356,692
1,117,263 AstraZeneca plc (ADR) 75,248
6,562 Asymchem Laboratories Tianjin Co Ltd 107
1,046,431 (a),(b) Aurinia Pharmaceuticals, Inc 9,407
114,496 Aurobindo Pharma Ltd 1,491
60,603 (a) Avantor, Inc 1,384
225,690 (a) Avidity Biosciences, Inc 2,042
59,700 (a),(b) Axsome Therapeutics, Inc 4,752
35,721 (b) Bachem Holding AG. 2,766
9,123 (a) Basilea Pharmaceutica 383
214,522 (a) Bausch Health Cos, Inc 1,721
64,431 (a) Bavarian Nordic AS 1,693
1,265,516 Bayer AG. 46,956
291,800 (a) BeiGene Ltd 4,069
45,200 (a) BeiGene Ltd (ADR) 8,152
23,400 Beijing Tiantan Biological Products Corp Ltd 102
414,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 645
34,400 Beijing Tongrentang Co Ltd 260

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,958 Beijing Wantai Biological Pharmacy Enterprise Co Ltd $ 148
11,061 Betta Pharmaceuticals Co Ltd 80
10,420 BGI Genomics Co Ltd 71
30,598 (a),(b),(c) BioArctic AB 812
319,816 Biocon Ltd 959
1,505,450 (a) BioCryst Pharmaceuticals, Inc 9,018
174,540 BioGaia AB 1,751
92,829 (a) Biogen, Inc 24,021
237,465 (a) BioMarin Pharmaceutical, Inc 22,896
15,763 (a) Bioneer Corp 406
15,044 (a) Bio-Rad Laboratories, Inc (Class A) 4,858
50,409 Biotage AB 675
14,210 Bio-Techne Corp 1,096
12,300 Blau Farmaceutica S.A. 42
9,649 Bloomage Biotechnology Corp Ltd 91
5,035 (b) Boiron S.A. 224
45,674 (a),(c) BoneSupport Holding AB 854
46,564 Bora Pharmaceuticals Co Ltd 970
22,082 (a) Boryung 204
1,942,055 Bristol-Myers Squibb Co 99,647
45,228 (a) Brooks Automation, Inc 2,946
55,204 Bruker BioSciences Corp 4,056
34,686 (a),(b) Calliditas Therapeutics AB 437
22,697 (a) Camurus AB 1,211
70,200 (a),(b),(c) CanSino Biologics, Inc 212
66,914 Caplin Point Laboratories Ltd 1,090
13,770 Caregen Co Ltd 293
263,000 (a),(c) CARsgen Therapeutics Holdings Ltd 219
30,000 (a),(b) Cassava Sciences, Inc 675
356,452 (a) Catalent, Inc 16,015
28,469 (a),(d) Cellivery Therapeutics, Inc 0 ^
7,163 (a) Celltrion Pharm Inc 511
112,735 Celltrion, Inc 17,604
407,385 Center Laboratories, Inc 588
10,014 Changchun High & New Technology Industry Group, Inc 206
23,994 (a) Charles River Laboratories International, Inc 5,672
13,057 Chemometec A.S. 750
564,660 China Medical System Holdings Ltd 1,001
701,500 (c) China Resources Pharmaceutical Group Ltd 461
28,320 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 199
984,000 China Shineway Pharmaceutical Group Ltd 916
389 (a),(d) Chinook Therapeutics, Inc 0 ^
5,388 (a) Chong Kun Dang Pharmaceutical Corp 546
23,400 (a) Chongqing Taiji Industry Group Co Ltd 153
56,970 Chongqing Zhifei Biological Products Co Ltd 491
717,900 Chugai Pharmaceutical Co Ltd 27,121
371,977 Cipla Ltd 5,569
2,592,000 (b) CK Life Sciences International Holdings, Inc 206
31,807 (b) Clinuvel Pharmaceuticals Ltd 346
846,584 (a) Codexis, Inc 2,582
11,079 (a) Concord Biotech Ltd 196
288,000 Consun Pharmaceutical Group Ltd 176
40,090 (a) Corcept Therapeutics, Inc 1,302
59,330 (a),(b) CorMedix, Inc 223
8,187 (b) COSMO Pharmaceuticals NV 495
422,305 (a) Crinetics Pharmaceuticals, Inc 15,026
189,422 (a),(b) Cronos Group, Inc 396
373,291 CSL Ltd 72,773
68,800 CSPC Innovation Pharmaceutical Co Ltd 355
6,126,054 CSPC Pharmaceutical Group Ltd 5,702
45,210 (a),(b) Cue Biopharma, Inc 119
83,219 (a) CureVac NV 354
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
45,705 (a) Cytokinetics, Inc $ 3,816
68,198 (a) Daewoong Co Ltd 1,089
3,152 (a) Daewoong Pharmaceutical Co Ltd 285
4,469,500 Daiichi Sankyo Co Ltd 122,360
1,032,158 Danaher Corp 238,779
529,927 Dechra Pharmaceuticals plc 26,043
689,238 (a) Deciphera Pharmaceuticals, Inc 11,117
15,696 Dermapharm Holding SE 734
50,684 Divi's Laboratories Ltd 2,376
3,064 Dong-A Socio Holdings Co Ltd 240
5,323 Dong-A ST Co Ltd 285
324,871 Dong-E-E-Jiao Co Ltd 2,258
13,689 (a) DongKook Pharmaceutical Co Ltd 171
173,225 Dr Reddy's Laboratories Ltd 12,073
140,440 (a) Eagle Pharmaceuticals, Inc 735
139,000 (a) EirGenix, Inc 455
171,400 Eisai Co Ltd 8,534
2,228,627 (a) Elanco Animal Health, Inc 33,207
1,286,518 Eli Lilly & Co 749,937
579,780 (a),(b) Erasca, Inc 1,235
34,908 (a),(c) Eris Lifesciences Ltd 382
40,550 (a) Euroapi S.A. 257
98,323 Eurofins Scientific SE 6,414
44,501 Ever Supreme Bio Technology Co Ltd 283
156,500 (a),(b),(c) Everest Medicines Ltd 419
360,760 (a) Evolus, Inc 3,799
499,903 (a) Evotec SE 11,724
268,937 (a) Exact Sciences Corp 19,896
956,540 (a) Exelixis, Inc 22,947
661,552 Faes Farma S.A. (Sigma) 2,309
49,876 (a) FDC Ltd 238
7,284 (a) Formycon AG. 454
42,850 (a) Fortrea Holdings, Inc 1,495
1,962 (a),(b) Galapagos NV 80
34,452 (a) Galapagos NV 1,407
7,624 (a) GC Cell Corp 268
30,227 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 48
59,680 (a) Generation Bio Co 98
2,150 (a) Genmab AS 686
681,800 (b) Genomma Lab Internacional SAB de C.V. 569
499,386 (a) Genscript Biotech Corp 1,271
54,707 Genus plc 1,513
363,929 Gerresheimer AG. 37,862
3,671,769 Gilead Sciences, Inc 297,450
29,482 (a),(c) Gland Pharma Ltd 681
34,158 GlaxoSmithKline Pharmaceuticals Ltd 779
49,603 Glenmark Life Sciences Ltd 392
120,282 Glenmark Pharmaceuticals Ltd 1,234
40,701 (a) GNI Group Ltd 815
958,500 Grand Pharmaceutical Group Ltd 503
105,799 Granules India Ltd 515
4,522 (a) Green Cross Corp 439
15,822 (a) Green Cross Holdings Corp 200
766,040 Grifols S.A. 13,105
3,359,135 GSK plc 62,041
226,097 H Lundbeck A.S. 1,098
32,104 H Lundbeck A.S. 137
593,950 (a) Halozyme Therapeutics, Inc 21,952
28,412 (a) Hanall Biopharma Co Ltd 973
7,521 Hangzhou Tigermed Consulting Co Ltd - A 58
3,081 Hanmi Pharm Co Ltd 841
16,712 Hanmi Science Co Ltd 506

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
485,839 (c) Hansoh Pharmaceutical Group Co Ltd $ 982
125,326 (a) Harmony Biosciences Holdings, Inc 4,048
146,120 (a),(b) Harrow Health, Inc 1,637
39,992 Hikal Ltd 146
3,925 Hikma Pharmaceuticals plc 89
41,800 Hisamitsu Pharmaceutical Co, Inc 1,276
10,878 HK inno N Corp 375
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
641,220 Hualan Biological Engineering, Inc 2,000
11,700 Hubei Jumpcan Pharmaceutical Co Ltd 52
5,023 (a) Hugel, Inc 581
28,154 Humanwell Healthcare Group Co Ltd 99
2,188,500 (a),(b) HUTCHMED China Ltd 8,044
467,544 Hypera S.A. 3,444
61,104 (a) ICON plc 17,297
101,490 (a) Ideaya Biosciences, Inc 3,611
95,041 (a),(b) Idorsia Ltd 240
14,565 (a) Il Dong Pharmaceutical Co Ltd 205
435,240 (a) Illumina, Inc 60,603
5,100 Imeik Technology Development Co Ltd 211
706,031 (a) Immunogen, Inc 20,934
422,795 (a) Immunovant, Inc 17,812
86,831 (a) Incyte Corp 5,452
98,500 (a) Indivior plc 1,488
34,969 Indoco Remedies Ltd 166
446,000 (a),(c) InnoCare Pharma Ltd 394
1,263,073 (a),(c) Innovent Biologics, Inc 6,917
170,320 (a) Innoviva, Inc 2,732
343,067 (a) Intra-Cellular Therapies, Inc 24,570
35,906 (a) Ionis Pharmaceuticals, Inc 1,816
114,682 Ipca Laboratories Ltd 1,534
921 Ipsen 110
85,988 (a) IQVIA Holdings, Inc 19,896
789,637 (a) Ironwood Pharmaceuticals, Inc 9,033
133,000 (a) iTeos Therapeutics, Inc 1,456
163,500 (a),(c) Jacobio Pharmaceuticals Group Co Ltd 76
16,608 Jamjoom Pharmaceuticals Factory Co 506
74,888 (a) Jazz Pharmaceuticals plc 9,211
56,382 JB Chemicals & Pharmaceuticals Ltd 1,100
51,844 JCR Pharmaceuticals Co Ltd 430
164,411 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,049
31,200 Jiangsu Nhwa Pharmaceutical Co Ltd 119
2,734,986 Johnson & Johnson 428,682
671,852 Joincare Pharmaceutical Group Industry Co Ltd 1,177
63,434 Jubilant Pharmova Ltd 415
11,683 JW Pharmaceutical Corp 322
22,179 Kaken Pharmaceutical Co Ltd 527
9,006,306 Kalbe Farma Tbk PT 942
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
39,858 (a) Karuna Therapeutics, Inc 12,615
138,500 (a),(b),(c) Keymed Biosciences, Inc 873
21,500 Kissei Pharmaceutical Co Ltd 470
81,441 (a) Knight Therapeutics, Inc 319
142,432 (a) Krystal Biotech, Inc 17,670
32,281 Kyorin Co Ltd 407
49,500 Kyowa Hakko Kogyo Co Ltd 831
12,661 L&C Bio Co Ltd 284
16,078 Laboratorios Farmaceuticos Rovi S.A 1,070
289,294 (c) Laurus Labs Ltd 1,495
79,140 (a) Legend Biotech Corp (ADR) 4,762
19,495 (a) LegoChem Biosciences, Inc 980
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 253
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
194,780 (a),(b) Lexicon Pharmaceuticals, Inc $ 298
14,717 Livzon Pharmaceutical Group, Inc 73
445,629 Lonza Group AG. 187,871
104,000 Lotus Pharmaceutical Co Ltd 921
84,485 Lupin Ltd 1,342
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 772
13,937 (a) Madrigal Pharmaceuticals, Inc 3,225
334,700 (a) MannKind Corp 1,218
11,743 (a) Maravai LifeSciences Holdings, Inc 77
123,332 Marksans Pharma Ltd 239
178,466 (a) Medigen Vaccine Biologics Corp 408
39,008 (a) Medpace Holdings, Inc 11,957
4,560 Medytox, Inc 852
287,900 Mega Lifesciences PCL 339
5,075,336 Merck & Co, Inc 553,313
332,385 Merck KGaA 52,920
1,940 (a) Mettler-Toledo International, Inc 2,353
18,065 (a) Mezzion Pharma Co Ltd 544
41,846 (a) Mirati Therapeutics, Inc 2,458
163,650 (a) Mirum Pharmaceuticals, Inc 4,831
16,175 Mochida Pharmaceutical Co Ltd 374
210,330 (a) Moderna, Inc 20,917
115,000 (a),(b) MoonLake Immunotherapeutics 6,945
27,757 (a) Morphosys AG. 1,045
520,536 (a) Myriad Genetics, Inc 9,963
33,133 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 70
67,023 Natco Pharma Ltd 653
1,055,774 (a) Natera, Inc 66,134
47,368 (a) Naturecell Co Ltd 293
5,645 Neuland Laboratories Ltd 359
85,378 (a) Neuren Pharmaceuticals Ltd 1,453
108,255 (a) Neurocrine Biosciences, Inc 14,264
219,059 (a) NGM Biopharmaceuticals, Inc 188
43,500 Nippon Shinyaku Co Ltd 1,539
55,518 (a) NKMax Co Ltd 268
2,776,588 Novartis AG. 280,465
7,512,198 Novo Nordisk A.S. 778,498
573,500 Novo Nordisk A.S. (ADR) 59,329
120,669 (a) Nykode Therapeutics ASA 254
99,452 (a) OBI Pharma, Inc 225
253,500 (a),(b),(c) Ocumension Therapeutics 217
3,120 (a),(d) OmniAb Operations, Inc 0 ^
3,120 (a),(d) OmniAb Operations, Inc 0 ^
40,636 (a) Oncology Co 241
228,203 Oneness Biotech Co Ltd 1,445
71,300 Ono Pharmaceutical Co Ltd 1,268
123,927 Organon & Co 1,787
2,921 Orion Oyj (Class B) 127
20,183 (a) Oscotec, Inc 360
597,500 Otsuka Holdings Co Ltd 22,345
414,294 (a) Oxford Nanopore Technologies plc 1,099
81,300 (a),(b) PeptiDream, Inc 855
15,515 (a) Peptron, Inc 484
11,178 PerkinElmer, Inc 1,222
15,149 Perrigo Co plc 487
3,775,547 Pfizer, Inc 108,698
19,100 (b) Pharma Foods International Co Ltd 135
11,994 Pharma Mar S.A. 544
76,000 PharmaEngine, Inc 261
99,000 (a) PharmaEssentia Corp 1,115
69,951 (a),(d) Pharmally International Holding Co Ltd 0 ^
5,216 PharmaResearch Co Ltd 441

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,225 Pharmaron Beijing Co Ltd - A $ 99
530,257 (a),(b) Pharming Group NV 605
15,688,180 (a) Piramal Pharma Ltd 26,150
251,000 (a) Polaris Group 618
12,923 (a),(b),(c) PolyPeptide Group AG. 269
15,958 Procter & Gamble Health Ltd 949
43,600 (a) PTC Therapeutics, Inc 1,202
141,436 (a) QIAGEN NV 6,149
172,488 (a) QIAGEN NV 7,491
155,040 (a) Quanterix Corp 4,239
3,878 Recordati S.p.A. 209
94,162 (a) Regeneron Pharmaceuticals, Inc 82,702
308,120 (a) Repligen Corp 55,400
51,984 Richter Gedeon Rt 1,311
756,348 Roche Holding AG. 219,865
1,006 Roche Holding AG. 313
764,218 (a) Roivant Sciences Ltd 8,582
277,516 Royalty Pharma plc 7,795
10,771 (a) Sam Chun Dang Pharm Co Ltd 645
18,883 (a),(c) Samsung Biologics Co Ltd 11,108
36,824 (a) SanBio Co Ltd 183
421,236 (a) Sandoz Group AG. 13,553
1,963,148 Sanofi (ADR) 97,627
13,029 Sanofi India Ltd 1,263
3,082,584 Sanofi-Aventis 306,325
275,600 Santen Pharmaceutical Co Ltd 2,742
212,647 (a) Sarepta Therapeutics, Inc 20,506
26,947 (b) Sartorius AG. 9,896
1,025 Sartorius Stedim Biotech 272
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 468
29,517 Sawai Group Holdings Co Ltd 1,089
231,000 (b),(c) SciClone Pharmaceuticals Holdings Ltd 411
209,000 ScinoPharm Taiwan Ltd 180
28,787 Seegene, Inc 510
43,813 Shandong Buchang Pharmaceuticals Co Ltd 105
172,000 (b) Shandong Xinhua Pharmaceutical Co Ltd 127
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 182
222,929 Shanghai Fosun Pharmaceutical Group Co Ltd - H 486
526,700 Shanghai Haixin Group Co 171
16,100 (c) Shanghai Haohai Biological Technology Co Ltd 83
13,039 (a) Shanghai Junshi Biosciences Co Ltd 77
1,482,737 Shanghai RAAS Blood Products Co Ltd 1,672
16,168 Shenzhen Kangtai Biological Products Co Ltd 62
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 113
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 125
17,800 (b) Shin Nippon Biomedical Laboratories Ltd 214
29,390 (a) Shin Poong Pharmaceutical Co Ltd 308
47,900 Shionogi & Co Ltd 2,305
359,998 Sichuan Kelun Pharmaceutical Co Ltd 1,475
12,900 (a) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 170
4,854 Siegfried Holding AG. 4,965
3,616,000 Sihuan Pharmaceutical Holdings Group Ltd 301
54,297 (a) SillaJen, Inc 253
4,365,236 Sino Biopharmaceutical Ltd 1,942
12,229 (a) SK Biopharmaceuticals Co Ltd 950
11,211 (a) SK Bioscience Co Ltd 625
8,455 SKAN Group AG. 812
65,629 (a),(b),(d) Sorrento Therapeutics, Inc 127
55,808 (a),(b) Sosei Group Corp 561
10,354 (a),(b) Sotera Health Co 174
1,112,000 SSY Group Ltd 705
8,214 (a) ST Pharm Co Ltd 431
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,598 Strides Pharma Science Ltd $ 348
144,000 Sumitomo Dainippon Pharma Co Ltd 475
90,296 (a) Sun Pharma Advanced Research Co Ltd 311
1,120,086 Sun Pharmaceutical Industries Ltd 16,944
87,992 (a) Suven Pharmaceuticals Ltd 764
53,563 (b) SwedenCare AB 325
6,500 (a) Swedish Orphan Biovitrum AB 172
205,860 (a) Syndax Pharmaceuticals, Inc 4,449
145,680 (c) Syngene International Ltd 1,227
265,841 Synmosa Biopharma Corp 335
374,000 (a) Taigen Biopharmaceuticals Holdings Ltd 185
150,000 (a) TaiMed Biologics, Inc 400
34,500 Taisho Pharmaceutical Holdings Co Ltd 2,108
36,533 Takara Bio, Inc 324
2,185,800 Takeda Pharmaceutical Co Ltd 62,684
12,859 (a) Taro Pharmaceutical Industries Ltd 537
10,307 Tecan Group AG. 4,217
937,783 (a) Telix Pharmaceuticals Ltd 6,431
36,300 (a) Teva Pharmaceutical Industries Ltd (ADR) 379
611,110 (a) TG Therapeutics, Inc 10,438
333,665 Thermo Fisher Scientific, Inc 177,106
521,000 Tong Ren Tang Technologies Co Ltd 437
52,265 Torii Pharmaceutical Co Ltd 1,316
139,839 Torrent Pharmaceuticals Ltd 3,872
21,413 Towa Pharmaceutical Co Ltd 357
48,300 Tsumura & Co 909
131,000 TTY Biopharm Co Ltd 343
582,009 UCB S.A. 50,735
60,484 (a) Ultragenyx Pharmaceutical, Inc 2,892
745,562 United Laboratories Ltd 670
178,564 (a) United Therapeutics Corp 39,264
83,447 (a),(b) Valneva SE 436
17,611 (a) Vaxcell-Bio Therapeutics Co Ltd 306
397,510 (a) Veracyte, Inc 10,936
243,977 (a) Vericel Corp 8,688
205,395 (a) Vertex Pharmaceuticals, Inc 83,573
561,742 Viatris, Inc 6,084
3,312 (b) Virbac S.A. 1,320
79,841 (b) Vitrolife AB 1,542
855,500 (a),(c) Viva Biotech Holdings 115
7,650 (a) Voronoi, Inc 320
32,728 Walvax Biotechnology Co Ltd 108
5,287 (a) Waters Corp 1,741
56,568 West Pharmaceutical Services, Inc 19,919
2,754,404 (b) Winteam Pharmaceutical Group Ltd 1,386
49,033 (a) Wockhardt Ltd 250
65,458 WuXi AppTec Co Ltd - A 672
604,437 (b),(c) WuXi AppTec Co Ltd - H 6,158
3,617,500 (a),(c) Wuxi Biologics Cayman, Inc 13,682
234,400 (a),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 285
248,570 (a),(b) Y-mAbs Therapeutics, Inc 1,695
23,236 (a) Yuhan Corp 1,239
127,000 YungShin Global Holding Corp 192
54,107 Yunnan Baiyao Group Co Ltd 375
794,600 (a) Zai Lab Ltd 2,151
80,000 (a),(b) Zai Lab Ltd (ADR) 2,186
420,752 (a) Zealand Pharma AS 23,274
12,500 ZERIA Pharmaceutical Co Ltd 178
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 529
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 62
9,200 Zhejiang Jiuzhou Pharmaceutical Co Ltd 31
89,099 Zhejiang NHU Co Ltd 213

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,669,826 Zoetis, Inc $ 329,574
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,205,689
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
9,287 (c) Aedas Homes SAU 187
75,800 Aeon Mall Co Ltd 951
1 (a) AFI Properties Ltd 0 ^
5,654 Africa Israel Residences Ltd 291
1,412,000 (b) Agile Property Holdings Ltd 154
52,422 (a) Airport City Ltd 895
28,636 Alandalus Property Co 153
3,267,439 Aldar Properties PJSC 4,760
364,941 Aliansce Sonae Shopping Centers sa 1,983
695,250 (c) A-Living Smart City Services Co Ltd 319
12,174 Allreal Holding AG. 2,177
127,170 Alony Hetz Properties & Investments Ltd 1,039
36,165 Altus Group Ltd 1,150
634,500 Amata Corp PCL 497
193,353 Amot Investments Ltd 1,042
39,272 Anant Raj Industries Ltd 139
70,750 (a) Anywhere Real Estate, Inc 574
10,878,500 AP Thailand PCL 3,598
917,800 (b) Aroundtown S.A. 2,501
69,199 Arriyadh Development Co 388
43,011 Atrium Ljungberg AB 985
100,807 Aura Investments Ltd 285
5,794,508 Ayala Land, Inc 3,602
1,307 Azrieli Group Ltd 85
10,549,900 Bangkok Land PCL 219
1,748,301 Barwa Real Estate Co 1,382
9,792 (a) Big Shopping Centers Ltd 1,007
5,522 Blue Square Real Estate Ltd 367
94,276 Brigade Enterprises Ltd 1,015
4,940,100 (a) Bumi Serpong Damai Tbk PT 347
633,000 C&D International Investment Group Ltd 1,346
466,000 (b) C&D Property Management Group Co Ltd 202
34,114 CA Immobilien Anlagen AG. 1,223
942,198 Capitaland India Trust 814
2,341,544 Capitaland Investment Ltd 5,598
322,543 Castellum AB 4,580
26,400 (b) Catena AB 1,236
490,000 Cathay Real Estate Development Co Ltd 290
285,927 (a) CBRE Group, Inc 26,617
1,704,782 Central Pattana PCL 3,471
3,182,000 China Jinmao Holdings Group Ltd 306
445,227 China Merchants Shekou Industrial Zone Holdings Co Ltd 599
1,134,000 China Overseas Grand Oceans Group Ltd 374
3,226,286 China Overseas Land & Investment Ltd 5,692
365,119 China Overseas Property Holdings Ltd 274
2,832,602 China Resources Land Ltd 10,163
605,600 (c) China Resources Mixc Lifestyle Services Ltd 2,160
5,560,000 (b) China South City Holdings Ltd 214
2,137,038 China Vanke Co Ltd 1,978
551,219 China Vanke Co Ltd (Class A) 814
105,000 Chong Hong Construction Co Ltd 268
41,625 (b) Cibus Nordic Real Estate AB 552
8,098,100 Ciputra Development Tbk PT 615
1,963,107 City Developments Ltd 9,884
60,714 (b) Citycon Oyj 349
1,596,317 CK Asset Holdings Ltd 8,012
33,710 (b) Colliers International Group, Inc 4,264
1,385,515 Commercial Real Estate Co KSC 460
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
436,100 (a) Compass, Inc $ 1,640
516,627 (b) Corem Property Group AB 545
682,400 (b) Corp Inmobiliaria Vesta SAB de C.V. 2,710
11,042,898 (b) Country Garden Holdings Co Ltd 1,105
1,940,400 (b) Country Garden Services Holdings Co Ltd 1,680
54,614 Daito Trust Construction Co Ltd 6,321
483,900 Daiwa House Industry Co Ltd 14,628
212,232 (a) Dar Al Arkan Real Estate Development Co 787
310,000 Delpha Construction Co Ltd 362
922,284 (a) Deyaar Development PJSC 173
717,860 DigitalBridge Group, Inc 12,591
64,204 Dios Fastigheter AB 551
544,018 DLF Ltd 4,744
282,400 Douglas Elliman, Inc 833
19,424 (b) DREAM Unlimited Corp 332
164,000 (a) Eco World Development Group BHD 37
17,877 Electra Real Estate Ltd 202
308,269 (a) Emaar Economic City 651
5,706,519 Emaar Properties PJSC 12,306
54,443 (c) Entra ASA 618
1,789,300 (c) ESR Group Ltd 2,475
115,500 (b) eXp World Holdings, Inc 1,793
190,625 (b) Fabege AB 2,048
1,413,995 Far East Consortium 252
173,000 Farglory Land Development Co Ltd 320
818,688 (a),(b) Fastighets AB Balder 5,806
26,612 FirstService Corp 4,311
304,250 (a) Forestar Group, Inc 10,062
654,229 (a) Fortress REIT Ltd 254
1,069,747 (a) Fortress REIT Ltd (Class A) 803
64,827 Gazit Globe Ltd 213
265,664 Gemdale Corp 163
6,236,000 (b) Gemdale Properties & Investment Corp Ltd 224
102,517 (a) Godrej Properties Ltd 2,478
7,880 Goldcrest Co Ltd 123
547,680 Grainger plc 1,846
66,306 Grand City Properties S.A. 744
230,500 Greenland Holdings Corp Ltd 75
1,010,822 Greentown China Holdings Ltd 1,031
1,186,000 Greentown Service Group Co Ltd 442
1,609,600 (b) Guangzhou R&F Properties Co Ltd 235
577,100 (a) Hainan Airport Infrastructure Co Ltd 301
637,442 Hang Lung Group Ltd 869
6,142,318 Hang Lung Properties Ltd 8,540
94,800 Hangzhou Binjiang Real Estate Group Co Ltd 97
16,315,400 (a),(d) Hanson International Tbk PT 0 ^
24,822 Heiwa Real Estate Co Ltd 662
368,201 Heliopolis Housing 123
1,280,899 Henderson Land Development Co Ltd 3,944
982,271 Highwealth Construction Corp 1,283
280,100 Hong Fok Corp Ltd 193
1,068,045 Hongkong Land Holdings Ltd 3,715
1,434,345 Hopson Development Holdings Ltd 746
25,497 (a) Howard Hughes Holdings, Inc 2,181
178,000 Huaku Development Co Ltd 559
88,186 Hufvudstaden AB (Series A) 1,241
916,900 (b) Hulic Co Ltd 9,578
461,696 Hysan Development Co Ltd 917
181,125 Ichigo Holdings Co Ltd 433
185,500 Iguatemi S.A. 926
23,975 (a) IMMOFINANZ AG. 557
411,512 (a) Indiabulls Real Estate Ltd 431

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
847 Intershop Holding AG. $ 620
1,332,500 IOI Properties Group Bhd 507
128,855 Israel Canada T.R Ltd 385
1,424 Isras Investment Co Ltd 295
65,000 I-Sunny Construction & Development Co Ltd 183
608,839 (a) IWG plc 1,469
290,300 JHSF Participacoes S.A. 330
1,596,750 (a),(d) Jiangsu Future Land Co Ltd 16
164,500 Jinke Smart Services Group Co Ltd 233
26,377 (a) Jones Lang LaSalle, Inc 4,982
41,152 Katitas Co Ltd 638
553,648 KE Holdings, Inc (ADR) 8,975
20,900 Keihanshin Building Co Ltd 210
453,000 Kerry Properties Ltd 829
269,000 Kindom Development Co Ltd 340
95,065 Kojamo Oyj 1,248
587,761 Kuwait Real Estate Co KSC 392
45,169 (a) Lamda Development S.A. 337
7,006,477 Land and Houses PCL 1,672
7,158 LEG Immobilien SE 626
494,582 Lend Lease Corp Ltd 2,518
135,443 (a) Leopalace21 Corp 410
67,674 Lifestyle Communities Ltd 840
35,003,300 (a) Lippo Karawaci Tbk PT 220
41,100 LOG Commercial Properties e Participacoes S.A. 192
1,743,593 (c) Longfor Group Holdings Ltd 2,798
560,000 (a),(b) LVGEM China Real Estate Investment Co Ltd 56
579,299 Mabanee Co SAK 1,589
210,939 (c) Macrotech Developers Ltd 2,591
63,301 Mahindra Lifespace Developers Ltd 413
35,779 (a),(b),(d) Mapeley Ltd 0 ^
790,500 Matrix Concepts Holdings Bhd 284
833,100 MBK PCL 385
17,336 Mega Or Holdings Ltd 404
8,221,000 Megaworld Corp 292
20,530 Melisron Ltd 1,591
222,800 (c) Midea Real Estate Holding Ltd 153
1,035,818 Mitsubishi Estate Co Ltd 14,199
738,133 Mitsui Fudosan Co Ltd 18,047
505,890 Mivne Real Estate KD Ltd 1,505
5,815 Mobimo Holding AG. 1,803
3,367 (b) Morguard Corp 269
241,300 Multiplan Empreendimentos Imobiliarios S.A. 1,407
1,119,155 (a) National Real Estate Co KPSC 241
417,498 NEPI Rockcastle NV 2,884
21,640 NESCO Ltd 230
1,358,688 (b) New World Development Co Ltd 2,107
600,390 Newmark Group, Inc 6,580
32,731 (b) Nexity 610
89,800 Nomura Real Estate Holdings, Inc 2,356
18,947 NP3 Fastigheter AB 437
108,480 (b) Nyfosa AB 1,032
1,654,350 (a) Opendoor Technologies, Inc 7,411
735,700 Origin Property PCL 182
12,089,800 Pakuwon Jati Tbk PT 356
75,722 Pandox AB 1,132
455,296 Parque Arauco S.A. 734
41,309 Patrizia Immobilien AG. 373
99,438 (a) PEXA Group Ltd 751
80,558 Phoenix Mills Ltd 2,172
50,802 Platzer Fastigheter Holding AB 423
346,146 (a) Plaza S.A. 489
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
682,062 Poly Developments and Holdings Group Co Ltd $ 953
1,773,000 Poly Property Group Co Ltd 361
1,453,000 (b) Powerlong Real Estate Holdings Ltd 136
4,327 Prashkovsky Investments and Construction Ltd 100
114,635 Prestige Estates Projects Ltd 1,623
1,075,000 Prince Housing & Development Corp 389
789,100 Pruksa Holding PCL 280
40,228 PSP Swiss Property AG. 5,624
3,907,900 Quality Houses PCL 256
733,000 (b) Radiance Holdings Group Co Ltd 355
525,594 (a) RAK Properties PJSC 167
1,040,000 (a),(b),(c),(d) Redco Properties Group Ltd 89
86,228 Relo Group, Inc 1,037
83,661 Retal Urban Development Co 189
156,089 RMR Group, Inc 4,406
1,523,900 Robinsons Land Corp 439
1,234,755 Ruentex Development Co Ltd 1,516
204,019 Sagax AB 5,616
156,245 Sakura Development Co Ltd 246
325,291 Salhia Real Estate Co KSCP 454
22,030 SAMTY Co Ltd 380
11,623,600 Sansiri PCL 602
94,473 (a) Saudi Real Estate Co 403
729,579 Savills plc 9,011
1,272,000 SC Asset Corp PCL 122
1,898,000 Seazen Group Ltd 309
116,323 Seazen Holdings Co Ltd 187
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 238
52,137 Shanghai Lingang Holdings Corp Ltd 74
41,800 Shanghai Zhangjiang High-Tech Park Development Co Ltd 114
2,584,000 Shenzhen Investment Ltd 381
463,572 Shenzhen Overseas Chinese Town Co Ltd 204
1,155,000 (a),(b),(c) Shimao Services Holdings Ltd 176
1,874,000 Shoucheng Holdings Ltd 377
3,562,500 Shui On Land Ltd 329
917,469 (a) Shun TAK Holdings Ltd 119
22,584 Shurgard Self Storage Ltd 1,119
2,618,600 Sime Darby Property Bhd 356
3,009,322 Sino Land Co 3,273
3,154,500 (b) Sino-Ocean Land Holdings Ltd 178
236,000 Sinyi Realty, Inc 230
1,014,218 Sirius Real Estate Ltd 1,219
3,212 SK D&D Co Ltd 73
8,682,488 SM Prime Holdings 5,159
31,999 Sobha Ltd 379
2,009,500 (a) Soho China Ltd 193
1,318,200 SP Setia BHD 229
6,900 (a) SRE Holdings Corp 134
21,600 Starts Corp, Inc 448
755,682 (b) StorageVault Canada, Inc 2,983
233,405 Sumitomo Realty & Development Co Ltd 6,917
8,935,800 Summarecon Agung Tbk PT 334
30,868 Summit Real Estate Holdings Ltd 463
15,347 Sumou Real Estate Co 173
18,780 Sun Frontier Fudousan Co Ltd 217
1,274,908 Sun Hung Kai Properties Ltd 13,796
1,022,000 (b),(c) Sunac Services Holdings Ltd 245
58,429 Sunteck Realty Ltd 313
1,044,600 Supalai PCL 569
353,424 Swire Pacific Ltd (Class A) 2,993
957,526 Swire Properties Ltd 1,938
83,532 Swiss Prime Site AG. 8,925

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
136,324 TAG Tegernsee Immobilien und Beteiligungs AG. $ 1,982
816,010 Talaat Moustafa Group 629
14,271 (a) TKP Corp 182
236,493 Tokyo Tatemono Co Ltd 3,531
497,700 Tokyu Fudosan Holdings Corp 3,172
20,443 Tosei Corp 289
210,229 (b) Tricon Residential, Inc 1,913
735,600 UEM Sunrise Bhd 130
1,414,986 United Development Co QSC 403
375,709 UOL Group Ltd 1,785
10,406 VGP NV 1,206
3,254 VIB Vermoegen AG. 50
372,507 Vonovia SE 11,705
294,053 Wallenstam AB 1,595
6,704,900 WHA Corp PCL 1,040
162,000 Wharf Holdings Ltd 522
1,448,756 Wharf Real Estate Investment Co Ltd 4,897
218,840 Wihlborgs Fastigheter AB 2,048
580,642 Yanlord Land Group Ltd 255
6,217 YH Dimri Construction & Development Ltd 444
155,400 Youngor Group Co Ltd 143
1,548,652 Yuexiu Property Co Ltd 1,263
455,000 Yuexiu Services Group Ltd 150
138,699 (a) Zillow Group, Inc (Class A) 7,867
116,422 (a) Zillow Group, Inc (Class C) 6,736
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 511,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
4,866 3peak, Inc 100
13,174 ACM Research Shanghai, Inc 194
14,910 (a) ACM Research, Inc 291
217,080 ADATA Technology Co Ltd 727
1,953,772 (a) Advanced Micro Devices, Inc 288,006
32,025 Advanced Micro-Fabrication Equipment, Inc China 693
115,000 Advanced Wireless Semiconductor Co 490
3,208,100 Advantest Corp 108,099
204,100 (b) AEM Holdings Ltd 534
796,093 Aixtron AG. 33,896
64,000 Alchip Technologies Ltd 6,801
61,073 Alfa Solar Enerji Sanayi VE Ticaret AS. 174
192,542 (a) Allegro MicroSystems, Inc 5,828
228,186 (a) Alphawave IP Group plc 375
69,613 Amazing Microelectronic Corp 274
195,474 Amkor Technology, Inc 6,503
21,749 Amlogic Shanghai Co Ltd 192
812,698 (a) ams-OSRAM AG. 2,049
615,234 Analog Devices, Inc 122,161
32,000 Andes Technology Corp 499
77,000 AP Memory Technology Corp 1,174
1,920,509 Applied Materials, Inc 311,257
2,833,000 Ardentec Corp 6,817
8,423,925 ASE Technology Holding Co Ltd 36,916
49,381 ASM International NV 25,702
251,400 ASM Pacific Technology 2,397
52,000 ASMedia Technology, Inc 3,065
815,967 ASML Holding NV 615,963
25,000 ASPEED Technology, Inc 2,533
20,318 (a) ASR Microelectronics Co Ltd 202
95,300 (a) Axcelis Technologies, Inc 12,359
81,121 BE Semiconductor Industries NV 12,247
45,231 (a) Borosil Renewables Ltd 239
1,117,846 Broadcom, Inc 1,247,796
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,809 (a) Cambricon Technologies Corp Ltd $ 452
24,096 (a) Camtek Ltd 1,685
359,500 Chang Wah Technology Co Ltd 391
11,538 (a),(d) China Energy Savings Technology, Inc 0 ^
66,316 China Resources Microelectronics Ltd 418
479,000 Chipbond Technology Corp 1,128
2,810,000 ChipMOS Technologies, Inc 3,863
41,849 (a) Cirrus Logic, Inc 3,481
30,790 (a) Cohu, Inc 1,090
815,780 (a) Credo Technology Group Holding Ltd 15,883
429,500 (a) D&O Green Technologies Bhd 338
51,800 (a) Daqo New Energy Corp (ADR) 1,378
27,533 (a) DB HiTek Co Ltd 1,246
193,900 Disco Corp 47,887
10,272 (a) Duk San Neolux Co Ltd 354
230,000 Elan Microelectronics Corp 1,216
223,000 Elite Semiconductor Microelectronics Technology, Inc 711
29,050 Elmos Semiconductor SE 2,375
55,000 eMemory Technology, Inc 4,373
514,000 (a) Ennostar, Inc 774
99,975 (a) Enphase Energy, Inc 13,211
111,553 Entegris, Inc 13,366
7,188 (a) Eo Technics Co Ltd 848
194,595 Episil Technologies, Inc 456
37,860 Episil-Precision, Inc 76
203,967 Etron Technology, Inc 358
12,098 (a) Eugene Technology Co Ltd 381
272,000 Everlight Electronics Co Ltd 443
7,228 (a) Fadu, Inc 131
179,000 Faraday Technology Corp 2,074
39,333 Ferrotec Holdings Corp 738
79,938 (a) First Solar, Inc 13,772
69,550 Fitipower Integrated Technology, Inc 582
395,000 (b) Flat Glass Group Co Ltd 667
83,700 Flat Glass Group Co Ltd 315
159,000 FocalTech Systems Co Ltd 582
56,184 (a) Formfactor, Inc 2,343
762,000 Formosa Advanced Technologies Co Ltd 968
62,200 Formosa Sumco Technology Corp 341
50,000 Foxsemicon Integrated Technology, Inc 342
64,328 GalaxyCore, Inc 186
8,573,000 GCL Technology Holdings Ltd 1,361
22,612 (a) GemVax & Kael Co Ltd 233
39,506 GigaDevice Semiconductor, Inc 514
2,024 (a) GigaVis Co Ltd 115
46,000 Global Mixed Mode Technology, Inc 395
74,000 Global Unichip Corp 4,183
58,583 (a),(b) GLOBALFOUNDRIES, Inc 3,550
234,988 Globalwafers Co Ltd 4,485
1,050,900 (a) Greatech Technology Bhd 1,096
1,604,000 Greatek Electronics, Inc 3,196
52,457 Gudeng Precision Industrial Co Ltd 632
10,231 (a) HAESUNG DS Co Ltd 437
6,608 Hana Materials, Inc 256
29,820 Hana Micron, Inc 669
26,600 Hangzhou Chang Chuan Technology Co Ltd 142
69,900 Hangzhou First Applied Material Co Ltd 239
36,100 Hangzhou Lion Electronics Co Ltd 139
68,644 Hangzhou Silan Microelectronics Co Ltd 221
39,025 (a) Hanmi Semiconductor Co Ltd 1,854
127,000 Holtek Semiconductor, Inc 276
28,031 Hoyuan Green Energy Co Ltd 131

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,309 HPSP Co Ltd $ 956
515,531 (a),(b),(c) Hua Hong Semiconductor Ltd 1,246
7,892 Hwatsing Technology Co Ltd 209
101,562 Hygon Information Technology Co Ltd 1,015
972,950 Hynix Semiconductor, Inc 106,186
389,826 (a) Ichor Holdings Ltd 13,110
2,105,100 Inari Amertron Bhd 1,377
3,343,180 Infineon Technologies AG. 139,620
22,156 Ingenic Semiconductor Co Ltd 202
12,942 Innox Advanced Materials Co Ltd 320
10,239,302 Intel Corp 514,525
24,251 (a) ISC Co Ltd 1,502
117,000 ITE Technology, Inc 573
178,817 JA Solar Technology Co Ltd 523
50,713 Japan Material Co Ltd 900
68,097 Jentech Precision Industrial Co Ltd 1,704
19,800 Jiangsu Pacific Quartz Co Ltd 243
322,289 Jinko Solar Co Ltd 402
32,900 (b) JinkoSolar Holding Co Ltd (ADR) 1,215
26,621 (a) Jusung Engineering Co Ltd 701
3,829,000 King Yuan Electronics Co Ltd 10,569
244,000 Kinsus Interconnect Technology Corp 791
103,182 KLA Corp 59,980
163,807 (a) Koh Young Technology, Inc 2,097
104,500 (a) Kokusai Electric Corp 2,272
57,817 KoMiCo Ltd 2,883
130,696 Kulicke & Soffa Industries, Inc 7,152
415,236 Lam Research Corp 325,238
65,000 LandMark Optoelectronics Corp 224
13,800 Lasertec Corp 3,623
150,013 (a) Lattice Semiconductor Corp 10,349
7,866 (a) LEENO Industrial, Inc 1,231
421,068 LONGi Green Energy Technology Co Ltd 1,359
9,771 (a) LX Semicon Co Ltd 656
15,700 M31 Technology Corp 540
1 (a) MACOM Technology Solutions Holdings, Inc 0 ^
1,528,000 Macronix International 1,559
67,800 Malaysian Pacific Industries Bhd 416
62,000 Marketech International Corp 283
621,013 Marvell Technology, Inc 37,453
25,963 (a),(b) Maxeon Solar Technologies Ltd 186
306,579 (a) MaxLinear, Inc 7,287
3,507,520 MediaTek, Inc 115,818
10,689 (a),(b) Megachips Corp 354
16,131 Melexis NV 1,626
2,711,353 (a),(b) Meyer Burger Technology AG. 632
403,859 Microchip Technology, Inc 36,420
1,435,639 Micron Technology, Inc 122,517
23,800 Micronics Japan Co Ltd 617
167,891 Mimasu Semiconductor Industry Co Ltd 3,797
16,606 Mitsui High-Tec, Inc 864
25,288 MKS Instruments, Inc 2,601
50,707 Monolithic Power Systems, Inc 31,985
62,605 Montage Technology Co Ltd 518
59,000 MPI Corp 417
1,087,075 Nanya Technology Corp 2,759
68,815 (a) National Silicon Industry Group Co Ltd 168
28,114 NAURA Technology Group Co Ltd 973
526,020 (a) Navitas Semiconductor Corp 4,245
44,344 (a) NEXTIN, Inc 2,377
133,062 (a) Nordic Semiconductor ASA 1,646
74,574 (a) Nova Measuring Instruments Ltd 10,294
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
497,758 Novatek Microelectronics Corp Ltd $ 8,372
177,000 Nuvoton Technology Corp 817
3,924,659 Nvidia Corp 1,943,570
216,031 NXP Semiconductors NV 49,618
324,108 (a) ON Semiconductor Corp 27,073
132,694 (a) Onto Innovation, Inc 20,289
242,552 Optorun Co Ltd 2,797
301,000 Orient Semiconductor Electronics Ltd 533
289,000 Pan Jit International, Inc 632
64,000 Parade Technologies Ltd 2,495
158,230 (a) PDF Solutions, Inc 5,085
130,000 Phison Electronics Corp 2,197
376,480 (a) Photronics, Inc 11,810
10,081 Piotech, Inc 329
101,000 Pixart Imaging, Inc 506
2,508,000 Powerchip Semiconductor Manufacturing Corp 2,403
667,000 Powertech Technology, Inc 3,062
2,592 (a) Protec Co Ltd 91
16,595 PSK, Inc 270
75,752 (a) PVA TePla AG. 1,703
36,902 (a) Qorvo, Inc 4,156
987,386 QUALCOMM, Inc 142,806
350,000 Radiant Opto-Electronics Corp 1,516
170,459 (a) Rambus, Inc 11,634
45,000 Raydium Semiconductor Corp 586
418,261 Realtek Semiconductor Corp 6,414
229,382 (a) REC Silicon ASA 316
1,545,400 (a) Renesas Electronics Corp 27,633
61,311 RichWave Technology Corp 367
66,000 Risen Energy Co Ltd 164
14,000 Rockchip Electronics Co Ltd 125
977,100 Rohm Co Ltd 18,654
8,207 Rorze Corp 874
387,600 (b) RS Technologies Co Ltd 8,186
13,825 S&S Tech Corp 484
268,500 Sanan Optoelectronics Co Ltd 524
19,513 Sanken Electric Co Ltd 1,070
182,838 (b) SCREEN Holdings Co Ltd 15,412
89,000 SDI Corp 328
902,962 (a) Semtech Corp 19,784
32,687 (a) Seoul Semiconductor Co Ltd 257
59,406 (a) SFA Semicon Co Ltd 276
17,344 SG Micro Corp 218
94,920 Shanghai Aiko Solar Energy Co Ltd 236
29,410 Shanghai Fudan Microelectronics Group Co Ltd 160
29,200 Shenzhen Goodix Technology Co Ltd 284
18,721 Shenzhen SC New Energy Technology Corp 195
8,400 (a) Shibaura Mechatronics Corp 352
54,900 Shinko Electric Industries 2,125
119,613 (a) Shinsung Holdings Co Ltd 189
2,901,000 Sigurd Microelectronics Corp 6,153
2,900,512 Silergy Corp 47,078
147,917 (a),(b) Silex Systems Ltd 438
448,000 Silicon Integrated Systems Corp 664
80,748 (a) Silicon Laboratories, Inc 10,681
14,833 Siltronic AG. 1,448
19,427 SIMMTECH Co Ltd 577
404,000 Sino-American Silicon Products, Inc 2,575
95,000 Sitronix Technology Corp 859
39,931 (a) SK Square Co Ltd 1,623
47,960 (a),(b) SkyWater Technology, Inc 461
58,326 Skyworks Solutions, Inc 6,557

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,010 (a) SMA Solar Technology AG. $ 871
235,292 (a) SMART Global Holdings, Inc 4,454
166,210 (a) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 312
215,500 Socionext, Inc 3,896
20,443 (a) SOITEC 3,658
5,700 StarPower Semiconductor Ltd 145
718,553 STMicroelectronics NV 36,042
14,753 SUESS MicroTec SE 450
5,498,442 Sumco Corp 82,252
402,000 Sunplus Technology Co Ltd 449
14,090 (a) Synaptics, Inc 1,607
138,000 Taiwan Mask Corp 319
204,000 Taiwan Semiconductor Co Ltd 607
43,051,146 Taiwan Semiconductor Manufacturing Co Ltd 825,357
1,350,067 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 140,407
203,000 Taiwan Surface Mounting Technology Corp 634
270,000 Taiwan-Asia Semiconductor Corp 414
211,781 TCL Zhonghuan Renewable Energy Technology Co Ltd 467
221,578 (a),(b) Technoprobe S.p.A 2,118
504,517 Teradyne, Inc 54,750
54,773 (a) Tesna Co Ltd 2,476
1,449,765 Texas Instruments, Inc 247,127
219,561 Tianshui Huatian Technology Co Ltd 264
4,237 (a) Tokai Carbon Korea Co Ltd 365
482,600 Tokyo Electron Ltd 85,777
32,100 Tokyo Seimitsu Co Ltd 1,969
82,448 TongFu Microelectronics Co Ltd 268
261,039 Tongwei Co Ltd 921
128,611 Topco Scientific Co Ltd 764
14,900 (a) Towa Corp 750
88,515 (a) Tower Semiconductor Ltd (Tel Aviv) 2,702
22,800 (b) Tri Chemical Laboratories, Inc 581
113,597 Trina Solar Co Ltd 457
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
3,586 (a) TSE Co Ltd 137
437,946 TSEC Corp 418
5,592 (b) u-blox Holding AG. 665
37,344 Ulvac, Inc 1,779
3,279,200 UMS Holdings Ltd 3,325
46,068 Unigroup Guoxin Microelectronics Co Ltd 438
341,600 Unisem M Bhd 246
9,771,071 United Microelectronics Corp 16,648
1,224,000 United Renewable Energy Co Ltd/Taiwan 586
17,467 Universal Display Corp 3,341
34,000 UPI Semiconductor Corp 347
752,744 Vanguard International Semiconductor Corp 1,995
330,906 (a) Veeco Instruments, Inc 10,268
28,283 (a) Verisilicon Microelectronics Shanghai Co Ltd 199
144,000 Via Technologies, Inc 732
88,000 VisEra Technologies Co Ltd 791
122,000 Visual Photonics Epitaxy Co Ltd 637
504,800 ViTrox Corp Bhd 801
449,000 Wafer Works Corp 633
155,897 (a),(b) Weebit Nano Ltd 453
60,084 Will Semiconductor Co Ltd 904
4,671,727 Win Semiconductors Corp 24,138
2,654,570 Winbond Electronics Corp 2,627
21,000 WinWay Technology Co Ltd 572
93,760 (a),(b) Wolfspeed, Inc 4,079
216,559 (a) WONIK IPS Co Ltd 5,677
12,602 (a) Wonik QnC Corp 279
8,060 Wuxi Autowell Technology Co Ltd 103
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
93,166 (a),(c) X-Fab Silicon Foundries SE $ 1,047
50,385 (a),(c) X-Fab Silicon Foundries SE 567
81,263 Xinjiang Daqo New Energy Co Ltd 339
703,000 XinTec, Inc 2,914
2,031,214 Xinyi Solar Holdings Ltd 1,188
7,400 Yangzhou Yangjie Electronic Technology Co Ltd 38
58,606 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 364
24,000 ZillTek Technology Corp 355
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,646,558
SOFTWARE & SERVICES - 9.3%
83,400 (a),(b) 21Vianet Group, Inc (ADR) 239
184,587 360 Security Technology, Inc 234
1,033,686 (b) Accenture plc 362,731
152,510 (a) ACI Worldwide, Inc 4,667
2,913 Adesso SE 345
518,733 (a) Adobe, Inc 309,476
4,400 (a) Ahnlab, Inc 235
63,177 (a) Akamai Technologies, Inc 7,477
12,462 Al Moammar Information Systems Co 442
51,890 (a) Alarm.com Holdings, Inc 3,353
23,653 Alten 3,524
102,421 (a) Alteryx, Inc 4,830
502,488 Altium Ltd 16,018
166,942 Amdocs Ltd 14,673
87,690 (a) Appfolio, Inc 15,191
53,100 (a) Appier Group, Inc 693
307,454 (a) AppLovin Corp 12,252
20,041 Arabian Internet & Communications Services Co 1,849
46,100 Argo Graphics, Inc 1,195
286,210 (a),(b) Asana, Inc 5,441
140,800 (c) AsiaInfo Technologies Ltd 155
131,940 Asseco Poland S.A. 2,451
64,044 Atea ASA 814
606,656 (a) Atlassian Corp Ltd 144,299
92,465 (b) Atos Origin S.A. 722
3,257 Atoss Software AG. 751
5,789 Aubay 267
5,300 Base Co Ltd 138
3,775,300 (a),(b) BASE, Inc 6,519
210,119 Bechtle AG. 10,524
45,500 Beijing E-Hualu Information Technology Co Ltd 202
24,645 Beijing Kingsoft Office Software, Inc 1,098
67,932 Beijing Shiji Information Technology Co Ltd 93
146,359 Bentley Systems, Inc 7,637
77,347 (a) BILL Holdings, Inc 6,311
133,351 Birlasoft Ltd 1,154
21,545 (a) Blackbaud, Inc 1,868
441,113 (a) BlackBerry Ltd 1,565
132,910 (a) Braze, Inc 7,062
74,426 (a) Brightcove, Inc 193
782,183 Bytes Technology Group plc 6,091
53,071 (a) Cadence Design Systems, Inc 14,455
30,180 CANCOM SE 985
164,628 Cap Gemini S.A. 34,406
9,668 cBrain A.S. 385
153,287 (a) CCC Intelligent Solutions Holdings, Inc 1,746
15,363 CE Info Systems Ltd 359
40,664 (a),(b) Cellebrite DI Ltd 352
50,090 (a) Ceridian HCM Holding, Inc 3,362
137,340 (a) CGI, Inc 14,713
36,500 Change Holdings, Inc 366

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
299,700 (a),(b) Chatwork Co Ltd $ 1,150
167,893 (a) Check Point Software Technologies 25,652
2,314,000 Chinasoft International Ltd 1,776
754,600 (a) Cleanspark, Inc 8,323
487,611 Clear Secure, Inc 10,069
209,701 (a) Cloudflare, Inc 17,460
46,999 Coforge Ltd 3,540
171,287 Cognizant Technology Solutions Corp (Class A) 12,937
396,711 (a) Commvault Systems, Inc 31,677
65,121 Computacenter plc 2,314
108,588 Comture Corp 1,420
140,288 (a) Confluent, Inc 3,283
13,186 Constellation Software, Inc 32,693
1,568,580 (b) Converge Technology Solutions Corp 4,901
17,815 (a) Coveo Solutions, Inc 129
50,987 (a),(c) Crayon Group Holding ASA 424
249,122 (a) Crowdstrike Holdings, Inc 63,606
90,540 (a) CyberArk Software Ltd 19,833
23,700 (b) Cybozu, Inc 365
68,430 Cyient Ltd 1,885
5,083,774 (a) Darktrace plc 23,716
703,879 Dassault Systemes SE 34,453
110,640 Data#3 Ltd 636
641,539 (a) Datadog, Inc 77,870
7,473 Datagroup SE 474
52,679 (a) Dear U Co Ltd 1,307
138,639 (a) Descartes Systems Group, Inc 11,648
61,777 DHC Software Co Ltd 54
105,800 Digital Arts, Inc 3,842
2,721,000 Digital China Holdings Ltd 809
26,013 Digital Garage, Inc 675
2,348 (b) Digital Value S.p.A 160
13,905 (a) Docebo, Inc 672
22,426 Dolby Laboratories, Inc (Class A) 1,933
370,440 (a) Domo, Inc 3,812
13,434 (a) Douzone Bizon Co Ltd 301
193,876 (a) Dropbox, Inc 5,715
31,000 DTS Corp 773
173,155 (b) Dye & Durham Ltd 1,877
271,751 (a) Dynatrace, Inc 14,862
127,009 (a) Elastic NV 14,314
20,937 Elm Co 4,548
17,700 Empyrean Technology Co Ltd 264
5,621 (a) EMRO, Inc 300
507,283 (a) EngageSmart, Inc 11,617
36,496 Enghouse Systems Ltd 967
207,525 (a) EPAM Systems, Inc 61,705
4,709 Esker S.A. 831
293,250 (a) Everbridge, Inc 7,129
7,034 (a),(b) Exclusive Networks S.A. 151
18,388 (a) Fair Isaac Corp 21,404
21,006 (a) FD Technologies plc 308
64,104 FDM Group Holdings plc 375
621,127 (a) Five9, Inc 48,876
20,443 Formula Systems 1985 Ltd 1,312
237,003 (a) Fortinet, Inc 13,872
1,520,684 Fortnox AB 9,098
93,200 (a),(b) Freee KK 2,011
394,280 (a) Freshworks, Inc 9,262
41,768 (b) FUJI SOFT, Inc 1,747
220,800 Fujitsu Ltd 33,229
10,227 Fukui Computer Holdings, Inc 182
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,100 Future Architect, Inc $ 726
41,983 (a) Gartner, Inc 18,939
197,603 GB Group plc 690
845,824 (a),(b) GDS Holdings Ltd 957
57,800 (a),(b) GDS Holdings Ltd (ADR) 527
3,565,179 Gen Digital, Inc 81,357
12,591 GFT Technologies SE 433
65,873 (a) Gitlab, Inc 4,147
77,537 (c) Global Dominion Access S.A. 288
35,727 (a) Globant S.A. 8,502
53,770 GMO internet, Inc 975
110,244 (a) GoDaddy, Inc 11,704
143,517 Hansen Technologies Ltd 498
52,456 Happiest Minds Technologies Ltd 564
73,714 (a) HashiCorp, Inc 1,743
812,062 HCL Technologies Ltd 14,291
13,613 Hinduja Global Solutions Ltd 162
54,052 Hundsun Technologies, Inc 219
36,973 (a),(b) Hut 8 Corp 493
58,583 Iflytek Co Ltd 383
4,600 (a) I'll, Inc 104
102,494 Indra Sistemas S.A. 1,587
281,000 INESA Intelligent Tech, Inc 146
32,373 (a) Informatica, Inc 919
22,548 (b) Information Services International-Dentsu Ltd 932
2,846,942 Infosys Technologies Ltd 52,698
189,190 (a) Intapp, Inc 7,193
67,768 Intellect Design Arena Ltd 681
660,565 International Business Machines Corp 108,035
481,221 Intuit, Inc 300,778
61,368 (a) Ionos SE 1,183
823,955 Iress Market Technology Ltd 4,568
56,550 (a) Isoftstone Information Technology Group Co Ltd 368
621,857 Justsystems Corp 14,403
69,570 Kainos Group plc 992
583,400 (a),(f) Kaonavi, Inc 9,287
818,779 Keywords Studios plc 17,346
150,678 (a) Kinaxis, Inc 16,911
2,383,495 (a) Kingdee International Software Group Co Ltd 3,479
83,200 (a),(b) Kingsoft Cloud Holdings Ltd (ADR) 315
78,082 (a) Klaviyo, Inc 2,169
30,118 Kontron AG. 715
452,451 KPIT Technologies Ltd 8,222
389,991 (a) Kyndryl Holdings, Inc 8,104
1,226,158 (a) Lightspeed Commerce, Inc 25,744
779,000 (b),(c) Linklogis, Inc 158
46,242 LiveChat Software S.A. 1,361
300,460 (a) LiveRamp Holdings, Inc 11,381
25,933,000 (c) Locaweb Servicos de Internet S.A. 32,116
466,645 (c) LTIMindtree Ltd 35,262
53,463 Magic Software Enterprises Ltd 514
21,360 (a) Manhattan Associates, Inc 4,599
200,800 (a),(b) Marathon Digital Holdings, Inc 4,717
14,076 Mastek Ltd 476
25,835 Matrix IT Ltd 487
593,010 (a) Matterport, Inc 1,595
207,791 (a),(b) Megaport Ltd 1,299
196,651 (a) MIA Teknoloji AS. 241
13,531,577 Microsoft Corp 5,088,414
671,000 (b) Ming Yuan Cloud Group Holdings Ltd 248
35,167 Mitsubishi Research Institute, Inc 1,153
23,456 (a) Monday.com Ltd 4,405

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
36,488 (a) Money Forward, Inc $ 1,114
22,750 (a) MongoDB, Inc 9,301
63,243 Mphasis Ltd 2,080
6,371 (a) Nagarro SE 614
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
21,067 NavInfo Co Ltd 26
207,027 NCC Group plc 340
40,659 (a) nCino OpCo, Inc 1,367
96,415 (a) NCR Corp 1,630
198,400 NEC Corp 11,723
54,443 NEC Networks & System Integration Corp 917
61,236 Nemetschek SE 5,287
311,206 NET One Systems Co Ltd 5,299
34,446 (c) Netcompany Group A.S. 1,150
16,959 Newgen Software Technologies Ltd 318
1,651,334 (a) NEXTDC Ltd 15,422
67,098 (a) Nice Systems Ltd 13,344
676,384 Nihon Unisys Ltd 21,144
79,100 Nippon System Development Co Ltd 1,518
504,600 Nomura Research Institute Ltd 14,655
11,225 (a),(b) Northern Data AG. 323
170,492 NS Solutions Corp 5,526
514,600 NTT Data Corp 7,274
368,600 (a) Nutanix, Inc 17,579
140,600 OBIC Business Consultants Ltd 6,420
12,800 Obic Co Ltd 2,202
25,295 Objective Corp Ltd 216
12,093 (a) Oddity Tech Ltd 563
110,808 (a) Okta, Inc 10,031
255,380 (a) Olo, Inc 1,461
38,911 One Software Technologies Ltd 497
178,082 Open Text Corp (Toronto) 7,485
2,452,932 Oracle Corp 258,613
7,100 (a) Oracle Corp Japan 547
70,567 Oracle Financial Services Software Ltd 3,570
20,900 Otsuka Corp 860
31,822 (a) OVH Groupe SAS 303
2,953,254 (a),(b) Pagaya Technologies Ltd 4,076
1,356,670 (a) Palantir Technologies, Inc 23,294
1,348,525 (a) Palo Alto Networks, Inc 397,653
48,837 (a) Paycor HCM, Inc 1,054
35,213 (a) Paylocity Holding Corp 5,805
24,143 Pegasystems, Inc 1,180
44,170 (a) Perfect Presentation For Commercial Services Co 285
42,509 Persistent Systems Ltd 3,771
64,200 (a) PKSHA Technology, Inc 1,532
405,400 Plus Alpha Consulting Co Ltd 8,129
46,116 (a) POSCO DX Co Ltd 2,637
747,861 (a) PowerSchool Holdings, Inc 17,620
42,807 (a) Procore Technologies, Inc 2,963
320,836 (a) PTC, Inc 56,133
531,953 (a) Q2 Holdings, Inc 23,092
24,606 (a) Qi An Xin Technology Group, Inc 139
123,800 (a),(c) Qingdao Ainnovation Technology Group Co Ltd 147
15,874 (a) QT Group Oyj 1,133
66,900 Rakus Co Ltd 1,235
204,580 (a) Rapid7, Inc 11,682
426,720 (a) Rategain Travel Technologies Ltd 3,730
18,178 Reply S.p.A 2,403
59,410 (a) RingCentral, Inc 2,017
59,563 (a) Riskified Ltd 279
366,779 Roper Industries, Inc 199,957
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,825 Route Mobile Ltd $ 534
1,084,642 Sage Group plc 16,192
1,732,247 (a) Salesforce, Inc 455,823
33,363 (a) Samsung SDS Co Ltd 4,388
11,780 Sangfor Technologies, Inc 120
52,500 (a) Sansan, Inc 593
1,193,191 SAP AG. 183,658
83,530 Sapiens International Corp NV 2,457
231,880 Sapiens International Corp NV 6,711
10,700 SB Technology Corp 180
1,315 Secunet Security Networks AG. 212
122,530 (a),(b) SEMrush Holdings, Inc 1,674
439,390 (a) SentinelOne, Inc 12,057
383,083 (a) ServiceNow, Inc 270,644
49,602 Shanghai Baosight Software Co Ltd 341
583,332 Shanghai Baosight Software Co Ltd 1,237
214,572 (a) SHIFT, Inc 54,348
2,458,159 (a) Shopify, Inc (Class A) 191,377
77,011 (a) SimilarWeb Ltd 410
21,500 Simplex Holdings, Inc 417
521,291 (a),(b),(c) Sinch AB 1,945
897,526 (a) SiteMinder Ltd 3,137
208,603 (a) Smartsheet, Inc 9,975
469,029 (a) Snowflake, Inc 93,337
4,756 (b) Societe pour l'Informatique Industrielle 367
478,105 Softcat plc 8,288
137,304 Sonata Software Ltd 1,225
75,571 Sopra Group S.A. 16,551
116,479 (a) Splunk, Inc 17,746
519,740 (a) Sprinklr, Inc 6,258
463,044 (a),(b) Sprout Social, Inc 28,449
6,837 (a) SPS Commerce, Inc 1,325
121,000 (a) Squarespace, Inc 3,994
221,200 Sumisho Computer Systems Corp 4,379
637,224 SUNeVision Holdings Ltd 252
578,543 (a) Synopsys, Inc 297,898
6,351,712 Systena Corp 13,750
122,000 Systex Corp 444
57,195 Tanla Platforms Ltd 752
785,448 Tata Consultancy Services Ltd 35,772
28,230 Tata Elxsi Ltd 2,968
110,122 (a),(c) TeamViewer SE 1,710
463,831 Tech Mahindra Ltd 7,085
189,500 TechMatrix Corp 2,350
815,819 Technology One Ltd 8,539
67,732 Temenos Group AG. 6,312
460,864 (a) Teradata Corp 20,052
107,660 (a) Thoughtworks Holding, Inc 518
23,661 Thunder Software Technology Co Ltd 267
87,780 Tietoenator Oyj 2,091
554,700 TIS, Inc 12,192
64,142 (a),(b) TomTom NV 453
414,652 TOTVS S.A. 2,876
291,117 (a) Trade Desk, Inc 20,949
108,900 (a) Trend Micro, Inc 5,812
360,622 (a),(b) Truecaller AB 1,245
188,800 (a) Tuya, Inc (ADR) 434
150,014 (a) Twilio, Inc 11,382
285,248 (a) UiPath, Inc 7,086
218,858 (a),(b) Unity Software, Inc 8,949
50,020 (a) Varonis Systems, Inc 2,265
66,340 (a) VeriSign, Inc 13,663

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
25,739 Vitec Software Group AB $ 1,497
1,344,000 (a),(b) Vobile Group Ltd 415
79,015 (a) WalkMe Ltd 843
7,613 Wavestone 494
129,340 (a),(b) Weave Communications, Inc 1,484
1,765,000 (a),(c) Weimob, Inc 652
12,559 Wiit S.p.A 270
13,700 WingArc1st, Inc 298
1,128,039 Wipro Ltd 6,399
364,372 WiseTech Global Ltd 18,676
57,535 (a) Wix.com Ltd 7,078
614,388 (a) Workday, Inc 169,608
151,320 (a) Workiva, Inc 15,364
117,209 (a) Xero Ltd 8,942
89,487 Yonyou Network Technology Co Ltd 224
94,829 Zensar Technologies Ltd 695
277,970 (a) Zeta Global Holdings Corp 2,452
42,226 (a) Zoom Video Communications, Inc 3,036
80,765 (a) Zscaler, Inc 17,894
58,300 Zuken, Inc 1,666
1,336,210 (a) Zuora, Inc 12,560
TOTAL SOFTWARE & SERVICES 10,992,967
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
623,444 AAC Technologies Holdings, Inc 1,853
55,000 Ability Opto-Electronics Technology Co Ltd 309
51,700 Accelink Technologies Co Ltd 207
433,831 Accton Technology Corp 7,374
2,507,532 Acer, Inc 4,388
78,000 Adlink Technology, Inc 157
15,087 (a) ADVA Optical Networking SE 333
30,000 Advanced Ceramic X Corp 239
397,543 Advantech Co Ltd 4,811
25,006 Ai Holdings Corp 414
15,000 AIC, Inc 215
4,393,000 Alpha Networks, Inc 5,391
154,100 Alps Electric Co Ltd 1,340
5,288 ALSO Holding AG. 1,580
44,450 Amano Corp 1,052
437,990 Amphenol Corp (Class A) 43,418
19,500 Anker Innovations Technology Co Ltd 244
110,593 Anritsu Corp 1,066
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
84,000 Apex International Co Ltd 138
20,860,555 (h) Apple, Inc 4,016,283
128,000 Arcadyan Technology Corp 710
364,928 (a) Arista Networks, Inc 85,944
1,158,519 (a) Arlo Technologies, Inc 11,029
20,877 (a) Arrow Electronics, Inc 2,552
129,000 Asia Optical Co, Inc 295
1,001,385 Asia Vital Components Co Ltd 10,940
27,000 ASROCK, Inc 225
26,174 Astra Microwave Products Ltd 190
609,026 Asustek Computer, Inc 9,693
20,622 AT&S Austria Technologie & Systemtechnik AG. 598
5,693,827 AU Optronics Corp 3,362
55,815 (a) Audinate Group Ltd 614
554,000 AURAS Technology Co Ltd 6,341
12,613 (a),(c) Avalon Technologies Ltd 83
110,800 Avary Holding Shenzhen Co Ltd 349
34,063 Avnet, Inc 1,717
94,000 Azbil Corp 3,100
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
56,212 Barco NV $ 1,028
51,300 Belden CDT, Inc 3,963
1,173,000 Benq Corp 1,831
22,617 BH Co Ltd 370
2,110,037 BOE Technology Group Co Ltd 1,160
266,000 BOE Varitronix Ltd 241
43,500 Brother Industries Ltd 693
690,939 BYD Electronic International Co Ltd 3,240
92,100 (a) Calix, Inc 4,024
90,500 (a),(b) Canaan, Inc (ADR) 209
67,300 (a) Canon Electronics, Inc 974
36,290 (b) Canon Marketing Japan, Inc 1,098
637,400 (b) Canon, Inc 16,352
339,000 Career Technology MFG. Co Ltd 245
500,947 Catcher Technology Co Ltd 3,163
100,949 CDW Corp 22,948
380,568 (a) Celestica, Inc 11,147
278,000 Chang Wah Electromaterials, Inc 316
133,000 Channel Well Technology Co Ltd 364
105,845 Chaozhou Three-Circle Group Co Ltd 439
48,000 Chenbro Micom Co Ltd 423
221,000 Cheng Uei Precision Industry Co Ltd 347
1,726,000 Chicony Electronics Co Ltd 9,835
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
107,557 China Greatwall Technology Group Co Ltd 153
570,661 China Railway Signal & Communication Corp Ltd 352
23,300 China Zhenhua Group Science & Technology Co Ltd 193
281,000 Chin-Poon Industrial Co Ltd 460
304,000 Chroma ATE, Inc 2,105
18,000 Chunghwa Precision Test Tech Co Ltd 330
112,171 (a) Ciena Corp 5,049
4,313,858 Cisco Systems, Inc 217,936
152,000 Citizen Watch Co Ltd 904
264,000 Clevo Co 350
80,962 Codan Ltd 471
131,963 Cognex Corp 5,508
98,136 (a) Coherent Corp 4,272
1,744,312 Comba Telecom Systems Holdings Ltd 183
35,953 (b) Comet Holding AG. 11,360
6,663 (a) CommScope Holding Co, Inc 19
3,661,524 Compal Electronics, Inc 4,743
797,000 Compeq Manufacturing Co Ltd 1,833
130,040 Comtech Telecommunications Corp 1,096
208,000 Coretronic Corp 484
492,816 Corning, Inc 15,006
20,284 (a) CosmoAM&T Co Ltd 2,300
186,000 Co-Tech Development Corp 366
208,000 (a),(b) Cowell e Holdings, Inc 614
51,713 Crane NXT Co 2,941
31,406 (a) Daeduck Electronics Co Ltd 655
8,723 (a) Daejoo Electronic Materials Co Ltd 581
68,070 Daiwabo Co Ltd 1,487
142,000 Darfon Electronics Corp 251
9,381 Datalogic S.p.A. 70
170,482 DataTec Ltd 377
2,664,470 Delta Electronics Thailand PCL 6,849
2,272,673 Delta Electronics, Inc 23,178
46,501 Dexerials Corp 1,355
49,811 Dicker Data Ltd 406
4,055,960 Ditto Thailand PCL 3,232
31,912 (a) Dreamtech Co Ltd 321
199,000 Dynamic Holding Co Ltd 560

SHARES DESCRIPTION
REFERENCERATE & SPREAD
507,000 Dynapack International Technology Corp $ 1,484
841,156 E Ink Holdings, Inc 5,386
233,300 Eastern Communications Co Ltd 86
10,724 Eizo Nanao Corp 375
33,996 Elecom Co Ltd 423
214,000 Elite Material Co Ltd 2,657
454,000 Elitegroup Computer Systems Co Ltd 466
10,345 EM-Tech Co Ltd 346
63,679 Ennoconn Corp 555
4,400 (a) Enplas Corp 373
41,500 Eoptolink Technology, Inc Ltd 288
38,858 (a) ePlus, Inc 3,102
3,076,646 Ericsson (LM) (B Shares) 19,362
257,601 (a) Everdisplay Optronics Shanghai Co Ltd 88
32,127 Evertz Technologies Ltd 338
773,532 (a) Extreme Networks, Inc 13,645
22,035 (a) F5 Networks, Inc 3,944
29,380 (a) Fabrinet 5,592
3,060,000 (a) FIH Mobile Ltd 239
221,000 FLEXium Interconnect, Inc 635
2,049,554 (a) Flextronics International Ltd 62,429
294,100 Forth Corp PCL 198
685,087 Foxconn Industrial Internet Co Ltd 1,459
3,577,000 Foxconn Technology Co Ltd 6,180
479,928 FUJIFILM Holdings Corp 28,762
183,000 General Interface Solution Holding Ltd 393
68,000 Genius Electronic Optical Co Ltd 930
72,365 Genus Power Infrastructures Ltd 201
291,000 Getac Holdings Corp 1,050
440,000 Gigabyte Technology Co Ltd 3,796
230,000 Global Brands Manufacture Ltd 483
162,222 GoerTek, Inc 480
262,400 Gold Circuit Electronics Ltd 1,859
155,336 GRG Banking Equipment Co Ltd 268
142,597 Guangzhou Haige Communications Group, Inc Co 258
34,018 Guangzhou Shiyuan Electronic Technology Co Ltd 219
9,700 Hakuto Co Ltd 373
642,939 Halma plc 18,694
26,300 Hamamatsu Photonics KK 1,079
420,500 Hana Microelectronics PCL (Foreign) 654
232,000 Hannstar Board Corp 417
1,669,000 HannStar Display Corp 643
96,300 Hengdian Group DMEGC Magnetics Co Ltd 184
139,300 Hengtong Optic-electric Co Ltd 235
5,637,011 Hewlett Packard Enterprise Co 95,716
477,655 Hexagon AB 5,737
551,000 (a) High Tech Computer Corp 919
7,500 (b) Hioki EE Corp 335
6,000 Hirose Electric Co Ltd 678
21,254 HMS Networks AB 1,050
112,350 Holy Stone Enterprise Co Ltd 355
10,700,640 Hon Hai Precision Industry Co, Ltd 36,406
29,499 Horiba Ltd 2,301
30,800 Hosiden Corp 375
2,311,186 HP, Inc 69,544
68,600 Huagong Tech Co Ltd 287
90,000 Ibase Technology, Inc 236
92,500 Ibiden Co Ltd 5,103
1,411 Inficon Holding AG. 2,023
153,311 (a),(b) Infinera Corp 728
57,850 Innodisk Corp 587
7,474,456 InnoLux Display Corp 3,476
44,200 Inspur Electronic Information Industry Co Ltd 207
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 297
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
6,763 (a) Intellian Technologies, Inc $ 379
10,494 INTOPS Co Ltd 219
2,330,172 Inventec Co Ltd 3,990
11,293 (a) IPG Photonics Corp 1,226
16,600 Iriso Electronics Co Ltd 434
39,184 (a) IsuPetasys Co Ltd 886
149,000 ITEQ Corp 411
188,590 (a) Itron, Inc 14,240
47,676 Ituran Location and Control Ltd 1,299
82,173 Jabil Inc 10,469
11,269 (a) Jahwa Electronics Co Ltd 247
37,642 Japan Aviation Electronics Industry Ltd 859
539,694 (a),(b) Japan Display, Inc 80
610,900 Jaymart Group Holdings PCL 309
42,543 Jenoptik AG. 1,334
118,510 Juniper Networks, Inc 3,494
15,000 Kaga Electronics Co Ltd 650
11,993 (a) Kaynes Technology India Ltd 376
744,200 KCE Electronics PCL 1,196
185,570 Keyence Corp 81,531
132,702 (a) Keysight Technologies, Inc 21,112
44,000 King Slide Works Co Ltd 1,307
595,205 Kingboard Chemical Holdings Ltd 1,423
951,246 Kingboard Laminates Holdings Ltd 819
136,087 Kitron ASA 448
17,232 (a) KMW Co Ltd 165
30,000 Koa Corp 328
355,000 Konica Minolta Holdings, Inc 1,037
234,400 Kyocera Corp 3,413
24,249 (a) L&F Co Ltd 3,806
71,192 Landis&Gyr Group AG. 6,437
85,625 Largan Precision Co Ltd 7,998
371 LEM Holding S.A. 915
6,306,399 Lenovo Group Ltd 8,825
281,923 Lens Technology Co Ltd 524
197,896 LG Display Co Ltd 1,948
12,062 (a) LG Innotek Co Ltd 2,234
485,284 Lingyi iTech Guangdong Co 462
1,729,277 Lite-On Technology Corp 6,566
4,937 Littelfuse, Inc 1,321
172,985 Logitech International S.A. 16,449
67,999 Lotes Co Ltd 2,365
14,825 (a) Lotte Energy Materials Corp 481
51,139 (a) Lumentum Holdings, Inc 2,681
316,956 LuxNet Corp 1,481
357,924 Luxshare Precision Industry Co Ltd 1,738
84,707 Macnica Holdings, Inc 4,450
7,100 Maruwa Co Ltd 1,480
31,100 Maxell Holdings Ltd 343
29,034 Maxscend Microelectronics Co Ltd 577
205,991 MCJ Co Ltd 1,600
8,801 Mcnex Co Ltd 206
15,400 Meiko Electronics Co 454
28,765 Melco Holdings, Inc 702
5,681,900 Metrodata Electronics Tbk PT 197
198,000 (a),(b),(d) MH Development Ltd 0 ^
57,067 (b) Micronic AB 1,628
623,200 Micro-Star International Co Ltd 4,135
682,000 Mitac Holdings Corp 988
702,469 Motorola Solutions, Inc 219,936
2,068,590 Murata Manufacturing Co Ltd 43,713
187,000 Nan Ya Printed Circuit Board Corp 1,529
195,400 (a),(b) Nano Dimension Ltd (ADR) 469
99,800 Napco Security Technologies, Inc 3,418

SHARES DESCRIPTION
REFERENCERATE & SPREAD
518,400 Nationgate Holdings Bhd $ 170
9,166 (a) Nayax Ltd 174
132,934 (b) NCAB Group AB 964
26,239 Neopost S.A. 558
157,890 NetApp, Inc 13,920
48,420 (a) Netgear, Inc 706
7,671,400 (a) Nex Point Parts PCL 2,244
40,450 Nichicon Corp 371
412,000 Nihon Dempa Kogyo Co Ltd 3,659
64,615 Ninestar Corp 206
102,300 Nippon Ceramic Co Ltd 2,031
65,476 (b) Nippon Electric Glass Co Ltd 1,405
26,556 Nippon Signal Co Ltd 182
26,860 Nissha Printing Co Ltd 280
14,572 Nohmi Bosai Ltd 227
1 Nokia Corp (ADR) 0 ^
5,682,064 Nokia Oyj 19,353
15,517 (a) Note AB 229
191,100 (a) OFILM Group Co Ltd 235
70,936 Oki Electric Industry Co Ltd 457
72,889 Omron Corp 3,392
29,179 Optex Group Co Ltd 369
44,272 Oxford Instruments plc 1,295
254,000 Pan-International Industrial 293
4,331 Park Systems Corp 581
28,295 Partron Co Ltd 178
623,000 PAX Global Technology Ltd 483
1,710,915 Pegatron Corp 4,861
6,068 (a) PG Electroplast Ltd 173
334,000 Primax Electronics Ltd 736
214,251 (a) Pure Storage, Inc 7,640
2,313,390 Quanta Computer, Inc 16,842
179,000 Quanta Storage, Inc 477
26,664 (a) Radware Ltd 445
21,636 Raytron Technology Co Ltd 135
519,037 Redington Ltd 1,102
29,143 Renishaw plc 1,329
10,947 Restar Holdings Corp 218
100,600 Ricoh Co Ltd 770
11,126 Riken Keiki Co Ltd 542
14,898 Riso Kagaku Corp 280
11,333 Ryosan Co Ltd 377
15,400 (b) Ryoyo Electro Corp 391
48,103 (a) Samsung Electro-Mechanics Co Ltd 5,699
8,516,850 Samsung Electronics Co Ltd 516,945
704,306 Samsung Electronics Co Ltd (Preference) 33,938
160,047 Samsung SDI Co Ltd 58,272
294,702 (a) Sanmina Corp 15,139
12,184 (a) Scansource, Inc 483
18,778 (a),(b) Seco S.p.A 71
53,000 Seiko Epson Corp 791
7,861 (a),(b),(c) Sensirion Holding AG. 781
20,000 Sensortek Technology Corp 282
18,310 (a) Seojin System Co Ltd 257
185,000 Sercomm Corp 809
32,359 (b) Sesa S.p.A 4,399
6,409 (a),(b) SES-imagotag S.A. 963
5,834 Shanghai Friendess Electronic Technology Corp Ltd 208
120,784 Shengyi Technology Co Ltd 312
19,805 Shennan Circuits Co Ltd 198
50,400 Shenzhen SED Industry Co Ltd 151
32,500 Shenzhen Sunlord Electronics Co Ltd 124
41,313 Shenzhen Transsion Holdings Co Ltd 806
280,500 Shimadzu Corp 7,821
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
22,800 (b) Siix Corp $ 236
648,000 Simplo Technology Co Ltd 8,855
185,000 Sinbon Electronics Co Ltd 1,801
1,000,800 SKP Resources Bhd 172
24,077 (b) Softchoice Corp 280
349,835 Softwareone Holding AG. 6,829
34,065 (a) SOLUM Co Ltd 721
14,743 (a) Solus Advanced Materials Co Ltd 302
248,018 Spectris plc 11,930
62,000 Speed Tech Corp 118
4,992,488 Spirent Communications plc 7,846
36,569 (a) STCUBE 336
164,392 Sterlite Technologies Ltd 282
614,149 Sunny Optical Technology Group Co Ltd 5,583
161,996 (a) Super Micro Computer, Inc 46,049
3,426,277 Supreme Electronics Co Ltd 6,747
93,241 Suzhou Dongshan Precision Manufacturing Co Ltd 239
25,900 Suzhou TFC Optical Communication Co Ltd 333
86,888 (b) SYNNEX Corp 9,350
1,024,621 Synnex Technology International Corp 2,342
35,247 Syrma SGS Technology Ltd 284
225,000 Taiwan Union Technology Corp 921
231,140 Taiyo Yuden Co Ltd 6,090
1,155,129 TCL Technology Group Corp 700
466,200 TDK Corp 22,109
686,836 TE Connectivity Ltd 96,500
45,850 (a),(c) Tejas Networks Ltd 479
100,000 Test Research, Inc 204
50,000 Thinking Electronic Industrial Co Ltd 273
20,004 Tianjin 712 Communication & Broadcasting Co Ltd 89
73,730 Tianma Microelectronics Co Ltd 111
15,900 Tokyo Electron Device Ltd 571
146,640 Tong Hsing Electronic Industries Ltd 751
80,356 Topcon Corp 863
19,585 Toshiba TEC Corp 405
192,000 TPK Holding Co Ltd 226
907,000 Transcend Information, Inc 2,380
91,322 (a) Trimble Inc 4,858
370,000 Tripod Technology Corp 2,346
210,600 (a) Tsinghua Tongfang Co Ltd 218
825,278 (a) TTM Technologies, Inc 13,048
239,000 TXC Corp 767
3,137 (b) Ubiquiti, Inc 438
1,180,011 Unimicron Technology Corp 6,742
170,611 Unisplendour Corp Ltd 465
60,300 Universal Scientific Industrial Shanghai Co Ltd 128
1,392,300 Venture Corp Ltd 14,347
21,000 VIA Labs, Inc 188
305,439 (a),(b) Viasat, Inc 8,537
21,000 Vivotek, Inc 111
1,049,767 Vontier Corp 36,269
2,113,300 VS Industry Bhd 375
585,042 VSTECS Holdings Ltd 330
130,885 Vtech Holdings Ltd 790
126,900 Wacom Co Ltd 590
96,000 Wah Lee Industrial Corp 308
259,000 Walsin Technology Corp 1,036
1,920,000 Wasion Holdings Ltd 964
120,728 (a) Western Digital Corp 6,323
68,184 Wingtech Technology Co Ltd 407
190,500 (a),(d),(g) Wintek Corp 0 ^
2,226,000 Wistron Corp 7,121
262,524 Wistron NeWeb Corp 1,332
83,049 Wiwynn Corp 4,917

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,370,519 WPG Holdings Ltd $ 3,641
389,000 WT Microelectronics Co Ltd 1,425
90,215 Wuhan Guide Infrared Co Ltd 93
87,452 WUS Printed Circuit Kunshan Co Ltd 273
234,200 Xerox Holdings Corp 4,293
8,400 Xiamen Faratronic Co Ltd 110
13,157,800 (a),(c) Xiaomi Corp 26,348
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0 ^
286,801 Yageo Corp 5,569
60,285 Yealink Network Technology Corp Ltd 251
42,000 Yokogawa Electric Corp 798
38,534 (a) Zebra Technologies Corp (Class A) 10,533
23,123 Zen Technologies Ltd 221
205,518 Zhejiang Dahua Technology Co Ltd 535
32,010 Zhejiang Supcon Technology Co Ltd 205
580,558 Zhen Ding Technology Holding Ltd 2,058
47,823 Zhongji Innolight Co Ltd 759
239,203 ZTE Corp 893
668,399 ZTE Corp (Class H) 1,494
199,000 Zyxel Group Corp 329
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,708,861
TELECOMMUNICATION SERVICES - 0.9%
503,371 Advanced Info Service PCL 3,199
732,548 (c) Airtel Africa plc 1,215
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 510
7,899,784 (b) America Movil SAB de C.V. 7,322
7,601,145 AT&T, Inc 127,547
28,320 ATN International, Inc 1,104
170,193 (a),(b) Aussie Broadband Ltd 452
1,258,806 Axiata Group Bhd 652
46,190 (a) Bandwidth, Inc 668
48,343 BCE, Inc 1,903
1,681,121 Bezeq Israeli Telecommunication Corp Ltd 2,289
1,907,491 Bharti Airtel Ltd 23,647
6,789,967 BT Group plc 10,698
77,442 (a) Cellcom Israel Ltd 318
594,606 (c) Cellnex Telecom S.A. 23,411
22,300 Chief Telecom, Inc 238
20,563,912 (c) China Tower Corp Ltd 2,161
3,272,653 Chunghwa Telecom Co Ltd 12,804
1,230,641 Citic Telecom International Holdings Ltd 517
3,307 Cogeco, Inc 143
40,300 Cogent Communications Group, Inc 3,065
3,620,631 Deutsche Telekom AG. 87,052
1,485,344 Digi.Com BHD 1,317
28,868 Drillisch AG. 577
149,237 Elisa Oyj (Series A) 6,898
2,967,648 Emirates Telecommunications Group Co PJSC 15,869
105,726 Empresa Nacional de Telecomunicaciones S.A. 387
326,578 Etihad Etisalat Co 4,302
697,282 Far EasTone Telecommunications Co Ltd 1,813
95,749 Freenet AG. 2,680
184,843 (a) Frontier Communications Parent, Inc 4,684
70,731 Gamma Communications plc 1,012
186,824 (a),(d) GCI Liberty, Inc 2
611,057 (a) Helios Towers plc 693
164,874 Hellenic Telecommunications Organization S.A. 2,349
565,175 HFCL Ltd 571
784,120 HKBN Ltd 350
711,437 HKT Trust & HKT Ltd 849
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 174
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
49,080 (a) IDT Corp $ 1,673
355,565 Infrastrutture Wireless Italiane S.p.A 4,502
91,448 Internet Initiative Japan, Inc 1,866
807,500 Intouch Holdings PCL (Class F) 1,690
144,140 Iridium Communications, Inc 5,933
4,399,900 Jasmine International PCL 271
523,400 (a),(b) JTOWER, Inc 18,513
903,596 KDDI Corp 28,661
12,943,553 Koninklijke KPN NV 44,592
29,579 KT Corp 789
234,829 Kuwait Telecommunications Co 430
222,725 (a),(b),(d) Let's GOWEX S.A. 2
89,241 LG Telecom Ltd 708
34,377 (a) Liberty Global Ltd 611
260,010 (a) Liberty Latin America Ltd (Class A) 1,901
337,680 (a) Liberty Latin America Ltd (Class C) 2,479
235,225 Magyar Telekom 462
975,083 Maxis Bhd 817
111,154 (a) Millicom International Cellular S.A. 1,992
1,910,638 Mobile Telecommunications Co KSCP 3,153
384,421 Mobile Telecommunications Co Saudi Arabia 1,447
713,065 MTN Group Ltd 4,502
2,295,366 NetLink NBN Trust 1,461
25,591,500 Nippon Telegraph & Telephone Corp 31,249
536,798 NOS SGPS S.A. 1,896
13,800 Okinawa Cellular Telephone Co 331
122,202 (a) Ooma, Inc 1,311
753,115 Ooredoo QPSC 2,255
1,022,600 (b) Operadora De Sites Mexicanos SAB de C.V. 1,442
2,062,933 Orange S. A. 23,513
104,150 (a) Partner Communications 515
3,410,000 PCCW Ltd 1,817
34,414 PLDT, Inc 795
123,767 Proximus plc 1,164
102,170 Quebecor, Inc 2,430
75,764 (c) RAI Way S.p.A 428
64,324 Railtel Corp of India Ltd 261
233,350 Rogers Communications, Inc (Class B) 10,924
15,143,533 Sarana Menara Nusantara Tbk PT 973
1,733,738 Saudi Telecom Co 18,714
2,002,228 Singapore Telecommunications Ltd 3,748
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
1,446,730 (a),(b) Sitios Latinoamerica SAB de C.V. 590
24,800 SK Telecom Co Ltd 964
112,264,304 (a) Smartfren Telecom Tbk PT 365
1,043,141 SmarTone Telecommunications Holding Ltd 542
1,334,400 SoftBank Corp 16,629
822,998 Softbank Group Corp 36,326
249,300 Spok Holdings, Inc 3,859
530,114 StarHub Ltd 446
27,153 Swisscom AG. 16,343
1,464,506 Taiwan Mobile Co Ltd 4,704
102,779 Tata Communications Ltd 2,186
325,575 (a) Tata Teleservices Maharashtra Ltd 358
572,085 Tele2 AB (B Shares) 4,917
1,498,658 Telecom Corp of New Zealand Ltd 4,907
276,074 Telecom Egypt 327
10,617,021 (a),(b) Telecom Italia S.p.A. 3,448
371,285 Telefonica Brasil S.A. 4,078
5,464,267 (b) Telefonica S.A. 21,365
473,909 Telekom Malaysia BHD 572
534,506 Telekomunikacja Polska S.A. 1,106

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
656,995 Telenor ASA $ 7,540
156,430 Telephone and Data Systems, Inc 2,871
2,480,705 TeliaSonera AB 6,329
42,022,501 Telkom Indonesia Persero Tbk PT 10,781
219,328 (a) Telkom S.A. Ltd 357
3,466,520 Telstra Corp Ltd 9,368
315,108 TELUS Corp 5,608
589,800 Thaicom PCL 228
743,249 TIM S.A. 2,737
783,000 TIME dotCom Bhd 920
1,023,940 T-Mobile US, Inc 164,168
4,384,453 True Corp PCL 648
1,053,238 Turkcell Iletisim Hizmet AS 2,005
71,640 United Internet AG. 1,822
16,700 Usen-Next Holdings Co Ltd 476
3,695,196 Verizon Communications, Inc 139,309
34,742 (a) Vision, Inc 303
554,360 Vodacom Group Ltd 3,212
25,834,621 Vodafone Group plc 22,562
1,323,826 Vodafone Qatar QSC 684
4,107,900 XL Axiata Tbk PT 534
TOTAL TELECOMMUNICATION SERVICES 1,094,158
TRANSPORTATION - 1.7%
110,806 Abu Dhabi Aviation Co 208
457,923 Adani Ports & Special Economic Zone Ltd 5,629
78,094 (a) Aegean Airlines S.A. 978
78,612 Aena SME S.A. 14,269
36,778 Aeroports de Paris 4,772
1,439,962 Agility Public Warehousing Co KSC 2,384
1,899,249 Air Arabia PJSC 1,458
117,841 (a) Air Canada 1,662
294,929 (a) Air China Ltd 305
793,910 (a) Air China Ltd (H shares) 503
95,735 (a),(b) Air France-KLM 1,441
1,414,105 Air New Zealand Ltd 568
3,608,688 Airports of Thailand PCL 6,312
95,622 (a) Alaska Air Group, Inc 3,736
33,895 (a) All Nippon Airways Co Ltd 734
57,694 Allcargo Logistics Ltd 223
5,807 (a),(b) Amerco, Inc 417
488,342 (a) American Airlines Group, Inc 6,710
634,771 (a),(b),(d),(g) AMR Corporation 6
3,861,500 (a) ANE Cayman, Inc 2,769
370,000 Anhui Expressway Co Ltd 365
3,182 AP Moller - Maersk AS (Class A) 5,652
5,097 AP Moller - Maersk AS (Class B) 9,175
598,910 Aramex PJSC 373
135,704 ArcBest Corp 16,313
3,686,500 (a) Asia Aviation PCL 215
24,385 (a) Asiana Airlines, Inc 211
39,167,400 (a) Astrindo Nusantara Infrastructure Tbk PT 267
937,309 Atlas Arteria Ltd 3,690
965,533 Auckland International Airport Ltd 5,371
1,502,288 Aurizon Holdings Ltd 3,889
15,061 (b) Avis Budget Group, Inc 2,670
27,850 AZ-COM MARUWA Holdings, Inc 301
206,900 (a) Azul S.A. 667
641,900 Bangkok Airways PCL 295
140,900 Bangkok Aviation Fuel Services PCL 99
5,464,962 Bangkok Expressway & Metro PCL 1,272
1,262,000 (a) Beijing Capital International Airport Co Ltd 370
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,258,900 Beijing-Shanghai High Speed Railway Co Ltd $ 873
70,208 Belships ASA 127
4,426 Blue Dart Express Ltd 392
89,994 (b) bpost S.A. 463
5,536,437 BTS Group Holdings PCL 1,174
470,291 (b) Canadian National Railway Co 59,112
612,179 Canadian Pacific Railway Ltd 48,437
220,000 (b) Canggang Railway Ltd 241
6,654 (b) Cargojet, Inc 598
59,960 (a),(b) Cathay Pacific Airways Ltd 63
218,200 Cebu Air, Inc 128
689,415 Central Japan Railway Co 17,498
86,274 CH Robinson Worldwide, Inc 7,453
1,115,000 China Airlines 785
437,500 (a) China Eastern Airlines Corp Ltd 239
614,667 China Merchants Holdings International Co Ltd 838
830,447 (a),(b) China Southern Airlines Co Ltd 352
283,159 (a) China Southern Airlines Co Ltd (Class A) 230
57,888 (a) Chorus Aviation, Inc 112
764,272 Cia de Concessoes Rodoviarias 2,231
46,366 Cia de Distribucion Integral Logista Holdings S.A. 1,254
13,350,656 Cia Sud Americana de Vapores S.A. 820
6,512 (a) CJ Logistics Corp 641
22,724 Clarkson plc 917
1,812,300 ComfortDelgro Corp Ltd 1,921
233,515 Container Corp Of India Ltd 2,410
630,600 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 594
685,536 COSCO Pacific Ltd 496
791,715 COSCO SHIPPING Holdings Co Ltd - A 1,069
2,586,809 COSCO SHIPPING Holdings Co Ltd - H 2,601
1,690,000 COSCO SHIPPING International Hong Kong Co Ltd 658
12,800 Covenant Logistics Group, Inc 589
2,449,426 CSX Corp 84,922
266,585 CTT-Correios de Portugal S.A. 1,029
103,039 D/S Norden 4,901
475,100 Daqin Railway Co Ltd 483
498,549 (a) Delhivery Ltd 2,330
712,164 Delta Air Lines, Inc 28,650
628,326 (a) Deutsche Lufthansa AG. 5,586
1,973,169 Deutsche Post AG. 97,664
28,844 Dfds A.S. 953
6,674 Dreamfolks Services Ltd 43
431,060 DSV AS 75,740
290,379 East Japan Railway Co 16,715
968,121 easyJet plc 6,280
195,400 EcoRodovias Infraestrutura e Logistica S.A. 379
215,133 Enav S.p.A 817
1,115,000 Eva Airways Corp 1,141
445,000 Evergreen International Storage & Transport Corp 459
932,013 Evergreen Marine Corp Taiwan Ltd 4,351
130,084 (b) Exchange Income Corp 4,428
109,850 Expeditors International Washington, Inc 13,973
76,940 Farglory F T Z Investment Holding Co Ltd 144
185,437 FedEx Corp 46,910
9,584,853 (a) Finnair Oyj 422
564,197 Firstgroup plc 1,259
16,086 Flughafen Zuerich AG. 3,361
140,350 Forward Air Corp 8,824
30,001 (a) Fraport AG. Frankfurt Airport Services Worldwide 1,810
15,660 Fukuyama Transporting Co Ltd 449
163,242 Gateway Distriparks Ltd 204
375,207 Getlink S.E. 6,872

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,716,327 (a) GMR Infrastructure Ltd $ 1,660
174,800 (a) Gol Linhas Aereas Inteligentes S.A. 317
110,000 Golden Ocean Group Ltd 1,065
1,771,100 (a) Grab Holdings Ltd 5,969
3,265,798 (a) Grab Holdings Ltd 11,006
8,416 Gram Car Carriers ASA 172
519,213 Grindrod Ltd 325
241,100 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,552
331,249 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,782
160,308 (b) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,696
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 619
87,900 Guangzhou Baiyun International Airport Co Ltd 121
248,552 Gujarat Pipavav Port Ltd 457
284,449 (a) Gulf Navigation Holding PJSC 568
243,579 Gulf Warehousing Co 208
186,459 (a) GXO Logistics, Inc 11,404
2,172,900 (a) Hainan Airlines Holding Co Ltd 420
148,000 (a) Hainan Meilan International Airport Co Ltd 132
14,400 Hamakyorex Co Ltd 405
18,172 (a) Hamburger Hafen und Logistik AG. 336
102,400 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 136
186,198 Hankyu Hanshin Holdings, Inc 5,917
236,860 Heartland Express, Inc 3,378
101,695 (a) Hertz Global Holdings, Inc 1,057
373,900 (a) Hidrovias do Brasil S.A. 304
99,917 (a) HMM Co Ltd 1,516
76,572 Hoegh Autoliners ASA 695
183,446 (a) Hub Group, Inc (Class A) 16,866
4,379,651 Hutchison Port Holdings Trust 648
15,438 (a) Hyundai Glovis Co Ltd 2,288
2,121 (a),(b) ID Logistics Group 717
559,938 Iino Kaiun Kaisha Ltd 4,697
115,113 (a),(c) InterGlobe Aviation Ltd 4,101
885,255 International Container Term Services, Inc 3,946
564,840 International Distributions Services plc 1,959
701,742 Japan Airlines Co Ltd 13,786
48,800 Japan Airport Terminal Co Ltd 2,147
1,833,700 Jasa Marga Persero Tbk PT 580
51,925 Jazeera Airways Co KSCP 235
9,573 JB Hunt Transport Services, Inc 1,912
1,820,400 (a),(c) JD Logistics, Inc 2,283
21,571 (a) Jeju Air Co Ltd 196
135,212 JET2 plc 2,153
674,915 Jiangsu Express 607
17,707 (a) Jin Air Co Ltd 162
75,100 Juneyao Airlines Co Ltd 127
74,900 Kamigumi Co Ltd 1,785
112,400 (b) Kawasaki Kisen Kaisha Ltd 4,810
172,100 Keihin Electric Express Railway Co Ltd 1,571
77,400 Keio Corp 2,433
105,200 Keisei Electric Railway Co Ltd 4,964
120,730 Kelsian Group Ltd 576
260,509 Kerry Logistics Network Ltd 274
137,000 Kerry TJ Logistics Co Ltd 171
148,107 Kintetsu Corp 4,693
187,235 (a) Kirby Corp 14,694
118,763 Knight-Swift Transportation Holdings, Inc 6,847
16,468 Konoike Transport Co Ltd 227
110,380 (a) Korea Line Corp 184
156,600 (a) Korean Air Lines Co Ltd 2,893
57,079 Kuehne & Nagel International AG. 19,698
108,200 Kyushu Railway Co 2,382
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
150,968,088 (a) Lan Airlines S.A. $ 1,636
558,200 Liaoning Port Co Ltd 114
5,510,111 Localiza Rent A Car 72,143
10,445 (a) Lotte Rental Co Ltd 225
927,247 (a) Lyft, Inc (Class A) 13,899
35,500 (c) Mahindra Logistics Ltd 165
653,735 Malaysia Airports Holdings Bhd 1,047
8,530 Maruzen Showa Unyu Co Ltd 236
1,493,540 MISC Bhd 2,369
44,628 Mitsubishi Logistics Corp 1,342
280,900 (b) Mitsui OSK Lines Ltd 8,980
17,714 Mitsui-Soko Co Ltd 590
92,600 Movida Participacoes S.A. 226
230,951 MPC Container Ships ASA 303
1,260,793 MTR Corp 4,894
69,963 Mullen Group Ltd 741
148,400 Nagoya Railroad Co Ltd 2,379
79,527 Nankai Electric Railway Co Ltd 1,614
1,906,587 National Express Group plc 2,056
59,700 Nippon Express Holdings, Inc 3,387
41,649 Nippon Konpo Unyu Soko Co Ltd 908
396,303 Nippon Yusen Kabushiki Kaisha 12,239
48,000 Nishi-Nippon Railroad Co Ltd 812
544,334 (a) Norwegian Air Shuttle AS 573
4,679 (a) NTG Nordic Transport Group A.S. 204
255,999 Odakyu Electric Railway Co Ltd 3,898
27,261 Oesterreichische Post AG. 984
74,113 Old Dominion Freight Line 30,040
122,500 Orient Overseas International Ltd 1,711
28,404,290 Pacific Basin Shipping Ltd 9,347
205,821 (a) Pan Ocean Co Ltd 595
32,537 (a) Pegasus Hava Tasimaciligi AS. 716
625,500 Precious Shipping PCL 158
150,982 Promotora y Operadora de Infraestructura SAB de C.V. 1,634
762,096 (a) Qantas Airways Ltd 2,792
700,430 Qatar Navigation QSC 1,845
1,352,403 Qube Holdings Ltd 2,990
269,460 (a) Radiant Logistics, Inc 1,789
793,407 Redde Northgate plc 3,676
442,100 Regional Container Lines PCL 313
224,908 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 229
1,086,646 Rumo S.A. 5,137
191,300 (a) RXO, Inc 4,450
42,310 Ryder System, Inc 4,868
61,497 Sagami Railway Co Ltd 1,192
20,039 (a) Saia, Inc 8,782
96 (a),(d) SAir Group 0 ^
12,940 Sakai Moving Service Co Ltd 249
394,250 Sankyu, Inc 14,451
392,300 Santos Brasil Participacoes S.A. 757
149 (a) SAS AB 0 ^
65,719 (a) Saudi Ground Services Co 630
33,012 Saudi Industrial Services Co 264
49,777 (a) Saudi Public Transport Co 272
11,204 (b) SBS Holdings, Inc 195
212,900 (a) SCGJWD Logistics PCL 96
41,525 Schneider National, Inc 1,057
193,100 Seibu Holdings, Inc 2,676
103,706 Seino Holdings Corp 1,571
83,496 Senko Co Ltd 675
122,839 SF Holding Co Ltd 701
260,550 SG Holdings Co Ltd 3,735

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
76,196 (a) Shanghai International Airport Co Ltd $ 352
114,060 Shanghai International Port Group Co Ltd 79
1,065,500 Shenzhen International Holdings Ltd 897
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
149,560 Shinwa Kaiun Kaisha Ltd 5,071
99,784 (a),(d) Shipping Corp of India Land & Assets Ltd 32
99,784 Shipping Corp of India Ltd 195
234,700 SIA Engineering Co Ltd 421
558,000 Sichuan Expressway Co Ltd 174
279,400 SIMPAR S.A. 554
337,000 Sincere Navigation Corp 278
1,082,573 Singapore Airlines Ltd 5,375
824,224 (a) Singapore Airport Terminal Services Ltd 1,715
1,316,619 Singapore Post Ltd 474
1,079,000 SITC International Holdings Co Ltd 1,862
11,591 Sixt AG. 1,294
13,648 Sixt AG. (Preference) 1,012
80,160 (a) Skywest, Inc 4,184
450,094 Southwest Airlines Co 12,999
23,700 (a) Spring Airlines Co Ltd 168
16,612 Stolt-Nielsen Ltd 509
40,383 Sumitomo Warehouse Co Ltd 701
64,000 T3EX Global Holdings Corp 181
1,433,501 Taiwan High Speed Rail Corp 1,433
150,087 (a) TAV Havalimanlari Holding AS 548
7,889 TCI Express Ltd 130
53,819 TFI International, Inc 7,321
16,586 Theeb Rent A Car Co 288
250,535 (b) TNT NV 392
153,729 Tobu Railway Co Ltd 4,124
405,811 Tokyu Corp 4,948
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0 ^
5,907 Trancom Co Ltd 301
875,700 Transcoal Pacific Tbk PT 419
26,549 Transport Corp of India Ltd 262
2,518,814 Transurban Group 23,537
463,901 (a) Turk Hava Yollari AO 3,594
64,570 (a) Tway Air Co Ltd 119
3,899,904 (a) Uber Technologies, Inc 240,117
75,557 U-Haul Holding Co 5,322
341,000 U-Ming Marine Transport Corp 578
1,585,099 Union Pacific Corp 389,332
244,227 (a) United Airlines Holdings, Inc 10,077
27,314 United International Transportation Co 574
947,088 United Parcel Service, Inc (Class B) 148,911
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 716
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0 ^
30,917 VRL Logistics Ltd 286
87,769 Wallenius Wilhelmsen ASA 769
530,350 Wan Hai Lines Ltd 949
178,600 West Japan Railway Co 7,442
28,193 (b) Westshore Terminals Investment Corp 583
154,300 Wilson Sons Holdings Brasil S.A. 555
109,354 Wincanton plc 434
318,000 Wisdom Marine Lines Co Ltd 538
85,968 (a) XPO, Inc 7,530
217,236 Yamato Transport Co Ltd 4,009
739,000 Yang Ming Marine Transport 1,233
75,759 YTO Express Group Co Ltd 131
922,000 Yuexiu Transport Infrastructure Ltd 502
68,515 Yunda Holding Co Ltd 72
1,158,415 Zhejiang Expressway Co Ltd 773
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
78,185 (b) ZIM Integrated Shipping Services Ltd $ 772
177,183 ZTO Express Cayman, Inc (ADR) 3,770
TOTAL TRANSPORTATION 2,030,999
UTILITIES - 2.4%
1,282,893 A2A S.p.A. 2,635
26,305 Acciona S.A. 3,873
144,969 ACEA S.p.A. 2,216
81,665 ACWA Power Co 5,597
272,195 (a) Adani Green Energy Ltd 5,224
652,891 (a) Adani Power Ltd 4,120
160,823 (a) AES Brasil Energia S.A. 408
76,529 AES Corp 1,473
491,863 AGL Energy Ltd 3,180
2,182,532 Aguas Andinas S.A. 705
634,800 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 221
282,547 (a) Akfen Yenilenebilir Enerji AS. 138
79,153 Aksa Enerji Uretim AS 80
433,433 (b) Algonquin Power & Utilities Corp 2,735
9,386 (a) AlKhorayef Water & Power Technologies Co 486
242,409 Allete, Inc 14,826
3,326,776 Alliant Energy Corp 170,664
186,622 (b) AltaGas Ltd 3,918
119,392 Alupar Investimento S.A. 775
1,570,983 Ameren Corp 113,645
2,402,789 American Electric Power Co, Inc 195,155
146,830 American States Water Co 11,808
21,532 American Water Works Co, Inc 2,842
1,110,954 APA Group 6,465
66,898 Ascopiave S.p.A. 166
270,046 Atco Ltd 7,881
37,711 Athens Water Supply & Sewage Co S.A. 254
15,479 Atmos Energy Corp 1,794
229,350 Auren Energia S.A. 629
8,181 Avangrid, Inc 265
42,370 Aygaz AS 194
483,900 B Grimm Power PCL 386
477,600 Banpu Power PCL 203
982,000 BCPG PCL 253
254,679 Beijing Enterprises Holdings Ltd 886
2,034,586 Beijing Enterprises Water Group Ltd 454
1,328,000 Beijing Jingneng Clean Energy Co Ltd 294
22,234 BKW AG. 3,955
517,876 Black Hills Corp 27,939
76,437 (b) Boralex, Inc 1,943
95,720 (b) Brookfield Infrastructure Corp 3,376
101,011 (b) Brookfield Renewable Corp 2,908
89,640 (b) Brookfield Renewable Corp 2,580
327,022 (a) Can2 Termik AS. 188
87,001 Canadian Utilities Ltd 2,094
407,000 (b) Canvest Environmental Protection Group Co Ltd 194
331,832 (b) Capital Power Corp 9,476
185,500 CECEP Solar Energy Co Ltd 146
321,210 CECEP Wind-Power Corp 136
140,904 Centerpoint Energy, Inc 4,026
1,023,251 Centrais Eletricas Brasileiras S.A. 8,865
212,739 Centrais Eletricas Brasileiras S.A. 2,059
179,389 Centrica plc 322
566,175 CESC Ltd 901
144,350 (b) CEZ AS 6,187
910,000 (b) CGN New Energy Holdings Co Ltd 234
1,479,900 CGN Power Co Ltd 649

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,179,000 (c) CGN Power Co Ltd $ 1,354
2,044,000 China Datang Corp Renewable Power Co Ltd 471
1,168,165 China Gas Holdings Ltd 1,154
1,363,044 China Longyuan Power Group Corp Ltd 1,035
540,300 China National Nuclear Power Co Ltd 571
2,131,847 (b) China Power International Development Ltd 784
415,012 China Resources Gas Group Ltd 1,362
826,373 China Resources Power Holdings Co 1,656
1,573,900 China Three Gorges Renewables Group Co Ltd 970
742,000 China Water Affairs Group Ltd 408
650,901 China Yangtze Power Co Ltd 2,142
571,991 Chubu Electric Power Co, Inc 7,385
435,100 Chugoku Electric Power Co, Inc 3,105
293,201 Cia de Saneamento Basico do Estado de Sao Paulo 4,506
168,300 Cia de Saneamento de Minas Gerais Copasa MG 710
125,500 Cia de Saneamento do Parana 754
370,200 Cia de Saneamento do Parana 449
1,189,555 Cia Energetica de Minas Gerais 2,821
14,700 Cia Energetica do Ceara 131
828,700 Cia Paranaense de Energia 1,473
546,059 CK Infrastructure Holdings Ltd 3,022
1,921,700 CK Power PCL 183
91,593 Clearway Energy, Inc (Class A) 2,343
105,060 Clearway Energy, Inc (Class C) 2,882
1,440,875 CLP Holdings Ltd 11,905
185,763 CMS Energy Corp 10,787
16,067,167 Colbun S.A. 2,550
5,840,000 Concord New Energy Group Ltd 479
105,878 Consolidated Edison, Inc 9,632
30,560 Consolidated Water Co, Inc 1,088
298,729 Constellation Energy Corp 34,918
631,596 Contact Energy Ltd 3,198
70,212 Corp ACCIONA Energias Renovables S.A. 2,179
192,100 CPFL Energia S.A. 1,523
638,600 Datang International Power Generation Co Ltd 218
3,448,111 Dominion Energy, Inc 162,061
1,740,672 Drax Group plc 10,865
22,177 DTE Energy Co 2,445
539,278 Duke Energy Corp 52,332
1,340,454 E.ON AG. 18,009
107,133 Edison International 7,659
322,618 (b) EDP Renovaveis S.A. 6,604
511,800 Electric Power Development Co 8,299
107,200 Electricity Generating PCL 402
1,089 (b) Elia Group S.A. 136
179,410 Emera, Inc 6,811
1,693,937 Emirates Central Cooling Systems Corp 766
8,225 (b) Enagas 139
93,492 Encavis AG. 1,608
10,204 Endesa S.A. 208
189,861 (a) Enea S.A. 443
25,397,947 Enel Chile S.A. 1,645
15,607,095 Enel S.p.A. 116,114
2,407,357 Energias de Portugal S.A. 12,116
168,633 Energisa S.A. 1,869
224,948 Energix-Renewable Energies Ltd 825
1,321,444 Energy Absolute PCL 1,709
193,515 (c) Enerjisa Enerji AS. 299
18,829,675 (a) Enersis S.A. 2,084
31,261 (a) Enerya Enerji AS. 119
705,300 (a) Eneva S.A. 1,977
150,748 Engie Brasil Energia S.A. 1,406
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
444,198 (a) Engie Energia Chile S.A. $ 464
3,366,136 Engie S.A. 59,299
95,460 (a) Enlight Renewable Energy Ltd 1,850
341,835 ENN Energy Holdings Ltd 2,524
133,500 ENN Natural Gas Co Ltd 317
22,724 Entergy Corp 2,299
864,611 Equatorial Energia S.A. 6,360
28,143 (b) eRex Co Ltd 156
49,640 ERG S.p.A. 1,584
27,905 Essential Utilities, Inc 1,042
25,517 Evergy, Inc 1,332
112,557 Eversource Energy 6,947
28,662 EVN AG. 899
196,013 Exelon Corp 7,037
109,746 (a) Fersa Energias Renovables S.A. 158
4,996,976 FirstEnergy Corp 183,189
319,553 (b) Fortis, Inc 13,146
311,059 Fortum Oyj 4,493
2,097,815 GAIL India Ltd 4,084
197,700 Gas Malaysia Bhd 138
587,200 GD Power Development Co Ltd 344
524,557 Global Power Synergy PCL 744
53,969 (a),(b) Greenvolt-Energias Renovaveis S.A. 488
11,381 (a),(b) Grenergy Renovables S.A. 430
1,333,210 Guangdong Investments Ltd 970
129,259 Gujarat Gas Ltd 716
229,921 Gujarat State Petronet Ltd 845
2,419,327 Gulf Energy Development PCL 3,149
3,863,300 Gunkul Engineering PCL 317
648,418 Hera S.p.A. 2,129
137,393 Hokkaido Electric Power Co, Inc 608
134,577 Hokuriku Electric Power Co 700
328,661 Holding CO ADMIE IPTO S.A. 805
9,767,739 Hong Kong & China Gas Ltd 7,490
1,206,512 Hong Kong Electric Holdings Ltd 6,995
296,319 Huadian Power International Corp Ltd (Class A) 215
228,366 Huaneng Power International, Inc - A 248
1,778,751 Huaneng Power International, Inc - H 944
215,791 (b) Hydro One Ltd 6,465
5,577,091 Iberdrola S.A. 73,154
5,777 Idacorp, Inc 568
279,279 Indraprastha Gas Ltd 1,403
127,858 (b) Innergex Renewable Energy, Inc 887
1,027,900 (a),(d) Inter Far East Energy Corp 0 ^
407,481 Interconexion Electrica S.A. ESP 1,625
866,378 Inversiones Aguas Metropolitanas S.A. 722
2,390,407 Iride S.p.A. 5,218
398,896 Italgas S.p.A 2,284
105,427 (a) Izdemir Enerji Elektrik Uretim AS. 96
2,886,272 (a) Jaiprakash Power Ventures Ltd 483
618,463 Kansai Electric Power Co, Inc 8,208
3,900 (a),(b) Kasumigaseki Capital Co Ltd 247
15,611 Kenon Holdings Ltd 377
2,833,015 Keppel Infrastructure Trust 1,073
16,567 KG Eco Technology Service Co Ltd 144
109,936 Korea Electric Power Corp 1,610
19,016 (a) Korea Gas Corp 364
328,300 Kyushu Electric Power Co, Inc 2,376
43,248 Mahanagar Gas Ltd 624
4,445,800 Malakoff Corp Bhd 614
266,072 Manila Electric Co 1,917
765,300 Manila Water Co, Inc 257

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
243,399 Margun Enerji Uretim Sanayi VE Ticaret AS. $ 78
369,300 Mega First Corp BHD 297
569,984 Mercury NZ Ltd 2,378
1,049,560 Meridian Energy Ltd 3,675
18,240 MGE Energy, Inc 1,319
583,257 National Central Cooling Co PJSC 569
4,405 National Fuel Gas Co 221
142,713 National Gas & Industrialization Co 2,552
6,582,145 National Grid plc 88,670
4,642 Naturgy Energy Group S.A. 138
53,319 (c) Neoen S.A. 1,785
279,474 New Jersey Resources Corp 12,459
7,518,033 NextEra Energy, Inc 456,645
84,287 Nippon Gas Co Ltd 1,390
45,217 NiSource, Inc 1,201
114,858 NLC India Ltd 350
167,512 (b) Northland Power Income Fund 3,043
57,200 Northwest Natural Holding Co 2,227
314,058 NRG Energy, Inc 16,237
3,835,149 NTPC Ltd 14,328
1,043,462 (a) ODAS Elektrik Uretim ve Sanayi Ticaret AS. 292
22,905 OGE Energy Corp 800
34,001 Okinawa Electric Power Co, Inc 269
156,600 (a) Omega Energia S.A. 329
90,939 (a) OPC Energy Ltd 590
52,454 (a) Opdenergy Holdings S.A. 335
1,407,290 Origin Energy Ltd 8,121
202,504 Orsted AS 11,226
305,180 Osaka Gas Co Ltd 6,370
16,411 (a) OY Nofar Energy Ltd 439
217,958 Pennon Group plc 2,090
886,878 Petronas Gas BHD 3,358
1,768,947 (b),(g) PG&E Corp 31,894
771,272 (a) PGE Polska Grupa Energetyczna S.A. 1,701
87,871 Pinnacle West Capital Corp 6,313
17,566 Portland General Electric Co 761
66,549 Power & Water Utility Co for Jubail & Yanbu 1,112
4,081,627 Power Grid Corp of India Ltd 11,626
80,893 PPL Corp 2,192
9,114,500 PT Perusahaan Gas Negara Persero Tbk 669
1,179,788 PTC India Ltd 2,692
169,953 (a) Public Power Corp 2,094
53,350 Public Service Enterprise Group, Inc 3,262
34,076 (a) Pure Cycle Corp 357
384,172 Qatar Electricity & Water Co QSC 1,908
584,200 Ratch Group PCL 539
13,121 Redeia Corp S.A. 216
1,254,241 Redes Energeticas Nacionais S.A. 3,223
510,587 (a) Reliance Energy Ltd 1,286
2,077,424 (a) Reliance Power Ltd 581
32,300 (a),(b) RENOVA, Inc 272
78,692 Rubis S.C.A 1,958
2,254,493 RWE AG. 102,609
19,600 Saibu Gas Co Ltd 272
749,603 Saudi Electricity Co 3,789
197,839 (c) Scatec ASA 1,598
552,517 Scottish & Southern Energy plc 13,043
171,100 SDIC Power Holdings Co Ltd 318
730,200 SembCorp Industries Ltd 2,935
494,875 Sempra Energy 36,982
615,370 Severn Trent plc 20,236
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 315
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
41,400 Shanghai Electric Power Co Ltd $ 49
225,300 Shenergy Co Ltd 204
128,088 Shenzhen Energy Group Co Ltd 116
120,042 Shikoku Electric Power Co, Inc 862
76,000 Shinfox Energy Co Ltd 263
28,110 (b) Shizuoka Gas Co Ltd 204
91,400 Sichuan Chuantou Energy Co Ltd 195
552,484 SJVN Ltd 603
69,008 Snam Rete Gas S.p.A. 355
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 1,297
128,000 (a),(d) Sound Global Ltd 0 ^
748,514 Southern Co 52,486
202,410 Southwest Gas Holdings Inc 12,823
638,300 SPCG PCL 232
183,480 Spire, Inc 11,438
13,228,300 (a) Super Energy Corp PCL 159
2,092,407 (b) Superior Plus Corp 15,207
1,411,100 Synergy Grid & Development Phils, Inc 167
395,213 Taiwan Cogeneration Corp 518
1,250,948 Tata Power Co Ltd 4,988
899,941 (a) Tauron Polska Energia S.A. 854
59,170 Telecom Plus plc 1,216
2,317,704 Tenaga Nasional BHD 5,064
46,105 Terna Energy S.A. 809
47,009 Terna Rete Elettrica Nazionale S.p.A. 392
208,000 Tian Lun Gas Holdings Ltd 114
61,000 Toho Gas Co Ltd 1,273
368,900 Tohoku Electric Power Co, Inc 2,508
1,343,851 (a) Tokyo Electric Power Co, Inc 7,033
352,410 Tokyo Gas Co Ltd 8,084
117,636 Torrent Power Ltd 1,319
907,000 Towngas Smart Energy Co Ltd 378
2,315,000 TPI Polene Power PCL 231
211,521 TransAlta Corp 1,759
157,800 Transmissora Alianca de Energia Eletrica S 1,247
1,147,700 TTW PCL 307
119,729 UGI Corp 2,945
865,979 United Utilities Group plc 11,698
1,316,218 Veolia Environnement 41,601
75,214 Verbund AG. 6,970
491,197 Vistra Corp 18,921
28,917 (a),(b) Voltalia S.A. 333
1,265,019 WEC Energy Group, Inc 106,477
17,430 (b) West Holdings Corp 381
934,000 WHA Utilities and Power PCL 108
1,733,500 (a) Wintime Energy Group Co Ltd 335
611,823 Xcel Energy, Inc 37,878
1,344,000 (b) Xinyi Energy Holdings Ltd 246
1,789,900 YTL Power International BHD 988
849,400 Zhejiang Zheneng Electric Power Co Ltd 552
1,446,287 (a) Zorlu Enerji Elektrik Uretim AS 208
TOTAL UTILITIES 2,885,224
TOTAL COMMON STOCKS 117,772,329
(Cost $100,144,911)

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
413,899 Tata Motors Ltd (DVR) $ 2,581
TOTAL AUTOMOBILES & COMPONENTS 2,581
CAPITAL GOODS - 0.0%
17,866 Lloyds Steels Industries Ltd 01/10/24 5
26,206 (b),(d) Webuild S.p.A 08/02/30 25
TOTAL CAPITAL GOODS 30
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 1
TOTAL CONSUMER SERVICES 1
ENERGY - 0.0%
4,559,969 Tamboran Resources Corp 12/29/23 31
TOTAL ENERGY 31
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
368,100 Sigma Healthcare Ltd 01/19/24 69
TOTAL HEALTH CARE EQUIPMENT & SERVICES 69
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,000 Cassava Sciences, Inc 11/15/24 81
12,599 (d) Chinook Therapeutics, Inc 0 ^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 101
TOTAL SOFTWARE & SERVICES 101
TRANSPORTATION - 0.0%
19,770 Localiza Rent a Car S.A. 02/05/24 81
TOTAL TRANSPORTATION 81
TOTAL RIGHTS/WARRANTS 2,976
(Cost $2,394)
TOTAL LONG-TERM INVESTMENTS 117,775,564
(Cost $100,147,578)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.3%
$ 20,390,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/10/24 20,354
2,300,000 FFCB 0 .000 01/12/24 2,295
10,000,000 FFCB 0 .000 01/24/24 9,962
15,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/05/24 14,985
5,125,000 FHLB 0 .000 01/10/24 5,116
50,000,000 FHLB 0 .000 01/12/24 49,899
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 10,752,000 FHLB 0 .000% 01/16/24 $ 10,724
43,785,000 FHLB 0 .000 01/17/24 43,665
3,977,000 FHLB 0 .000 01/24/24 3,962
45,000,000 FHLB 0 .000 01/26/24 44,818
33,750,000 FHLB 0 .000 01/31/24 33,589
5,000,000 FHLB 0 .000 02/02/24 4,974
575,000 FHLB 0 .000 02/07/24 572
32,080,000 FHLB 0 .000 02/16/24 31,850
12,500,000 FHLB 0 .000 02/20/24 12,403
12,000,000 FHLB 0 .000 02/27/24 11,895
430,000 FHLB 0 .000 03/01/24 426
5,000,000 FHLB 0 .000 03/20/24 4,941
10,000,000 FHLB 0 .000 04/10/24 9,853
4,725,000 Tennessee Valley Authority (TVA) 0 .000 01/10/24 4,717
TOTAL GOVERNMENT AGENCY DEBT 321,000
REPURCHASE AGREEMENT - 0.1%
112,172,000 (i) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 112,172
TOTAL REPURCHASE AGREEMENT 112,172
TREASURY DEBT - 0.0%
13,078,000 United States Treasury Bill 0 .000 01/04/24 13,074
12,000,000 United States Treasury Bill 0 .000 02/27/24 11,901
TOTAL TREASURY DEBT 24,975
TOTAL SHORT-TERM INVESTMENTS 458,147
(Cost $458,273)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
CERTIFICATE OF DEPOSIT - 0.2%
9,000,000 Australia and New Zealand Banking Group 5 .650 02/28/24 9,000
5,000,000 Australia and New Zealand Banking Group 5 .870 07/25/24 5,000
2,000,000 Australia and New Zealand Banking Group 5 .950 10/11/24 2,000
5,000,000 Canadian Imperial Bank of Commerce 6 .100 04/01/24 5,000
10,000,000 Canadian Imperial Bank of Commerce 6 .000 05/03/24 10,000
5,000,000 Canadian Imperial Bank of Commerce 5 .800 11/12/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .500 12/06/24 5,000
5,000,000 Citibank NA 5 .920 07/29/24 5,000
5,000,000 Citibank NA 5 .990 08/07/24 5,000
10,000,000 Citibank NA 5 .740 08/21/24 10,000
5,000,000 Citibank NA 6 .010 09/19/24 5,000
5,000,000 ING US Funding LLC 5 .860 02/09/24 5,000
15,000,000 Mizuho Bank Ltd 5 .320 01/02/24 15,000
5,500,000 MUFG Bank Ltd 5 .800 02/06/24 5,500
9,000,000 MUFG Bank Ltd 5 .780 03/13/24 9,000
5,000,000 MUFG Bank Ltd 5 .780 04/12/24 5,000
5,000,000 MUFG Bank Ltd 5 .790 05/02/24 5,000
10,000,000 MUFG Bank Ltd 5 .730 05/16/24 10,000
9,000,000 National Australia Bank Ltd 5 .650 03/06/24 9,000
12,000,000 National Bank of Canada 5 .750 02/01/24 12,000
10,000,000 Natixis SA 5 .730 08/19/24 10,000
5,000,000 Nordea Bank AB publ 5 .770 03/08/24 5,000
5,000,000 Nordea Bank AB publ 5 .920 04/05/24 5,000
5,000,000 Nordea Bank AB publ 5 .870 07/24/24 5,000
10,000,000 Royal Bank of Canada 5 .930 02/21/24 10,000
9,000,000 Royal Bank of Canada 6 .100 03/27/24 9,000
5,000,000 Royal Bank of Canada 5 .840 07/02/24 5,000
5,000,000 Skandinaviska Enskilda Banken AG 5 .910 04/12/24 5,000
TOTAL CERTIFICATE OF DEPOSIT 195,500
COMMERCIAL PAPER - 0.0%
4,250,000 Australia and New Zealand Banking Group 0 .000 04/18/24 4,178
5,000,000 DNB Bank ASA 0 .000 05/20/24 4,890

PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 ING US Funding LLC 5 .980% 04/24/24 $ 10,000
5,000,000 ING US Funding LLC 5 .870 07/08/24 4,999
5,000,000 ING US Funding LLC 0 .000 07/25/24 4,838
5,000,000 National Australia Bank Ltd 0 .000 03/07/24 4,951
10,000,000 National Bank of Canada 0 .000 08/16/24 9,653
TOTAL COMMERCIAL PAPER 43,509
REPURCHASE AGREEMENT - 0.3%
25,000,000 (j) Calyon 5 .340 01/02/24 25,000
35,000,000 (k) Citigroup 5 .350 01/02/24 35,000
58,748,000 (l) Deutsche Bank 5 .350 01/02/24 58,748
20,000,000 (m) HSBC 5 .350 01/02/24 20,000
65,000,000 (n) JP Morgan 5 .340 01/02/24 65,000
50,000,000 (o) Merrill Lynch 5 .350 01/02/24 50,000
14,229,000 (p) Merrill Lynch 4 .500 01/02/24 14,229
35,000,000 (q) Nomura 5 .350 01/02/24 35,000
35,000,000 (r) Royal Bank of Scotland 5 .340 01/02/24 35,000
40,000,000 (s) Societe Generale 5 .350 01/02/24 40,000
TOTAL REPURCHASE AGREEMENT 377,977
VARIABLE RATE SECURITIES - 0.0%
5,000,000 (t) Mizuho Bank Ltd 5 .810 02/01/24 5,000
5,000,000 (t) Mizuho Bank Ltd 5 .800 04/11/24 5,000
5,000,000 (t) Mizuho Bank Ltd 5 .800 04/26/24 5,000
TOTAL VARIABLE RATE SECURITIES 15,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 631,986
(Cost $631,986)
TOTAL INVESTMENTS - 100.4% 118,865,697
(Cost $101,237,837)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (447,028)
NET ASSETS - 100.0% $118,418,669
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
NVDR Non Voting Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
CREF Stock Account December 31, 2023

Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,012,511,687.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f)
Affiliated holding
(g)
In bankruptcy
(h)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $112,238,306 on 1/2/24, collateralized by Government Agency
Securities, with coupon rates 3.375%–4.125% and maturity dates 6/15/26–5/15/33, valued at $114,415,538.
(j) Agreement with Calyon, 5.340% dated 12/29/23 to be repurchased at $25,527,886 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.250%
and maturity date 12/31/24, valued at $25,500,010.
(k) Agreement with Citigroup, 5.350% dated 12/29/23 to be repurchased at $35,117,941 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
1.500%–5.650% and maturity dates 11/1/37–4/1/38, valued at $35,700,800.
(l) Agreement with Deutsche Bank, 5.350% dated 12/29/23 to be repurchased at $58,748,000 on 1/2/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 11/15/29, valued at $59,922,960.
(m) Agreement with HSBC, 5.350% dated 12/29/23 to be repurchased at $20,035,571 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 2.005%
and maturity date 5/1/52, valued at $20,400,001.
(n) Agreement with JP Morgan, 5.340% dated 12/29/23 to be repurchased at $65,149,900 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
1.500%–6.500% and maturity dates 10/1/36–10/1/53, valued at $66,300,001.
(o) Agreement with Merrill Lynch, 5.350% dated 12/29/23 to be repurchased at $50,185,536 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
1.500%–7.000% and maturity dates 2/1/36–12/1/53, valued at $51,000,000.
(p) Agreement with Merrill Lynch, 4.500% dated 12/29/23 to be repurchased at $14,229,000 on 1/2/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 2/15/26, valued at $14,513,580.
(q) Agreement with Nomura, 5.350% dated 12/29/23 to be repurchased at $35,103,638 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 2/1/35–7/20/63, valued at $35,732,798.
(r) Agreement with Royal Bank of Scotland, 5.340% dated 12/29/23 to be repurchased at $35,239,109 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 8/15/29, valued at $35,700,018.
(s) Agreement with Societe Generale, 5.350% dated 12/29/23 to be repurchased at $40,209,688 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 11/15/33, valued at $40,800,004.
(t) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 123 03/15/24  $ 11,699 $ 12,593 $ 894
S&P 500 E-Mini Index 840 03/15/24 195,723 202,440 6,717
S&P Mid-Cap 400 E-Mini Index 71 03/15/24 18,894 19,948 1,054
Total 1,034   $ 226,316  $ 234,981  $ 8,665
Portfolio of Investments
CREF Global Equities Account December 31, 2023

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 98.5%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.5%
AUSTRALIA - 1.6%
224,388 AMP Ltd 142
206,366 APA Group 1,201
1,950,500 Australia & New Zealand Banking Group Ltd 34,461
42,503 Australian Stock Exchange Ltd 1,826
1,164,864 BHP Billiton Ltd 39,797
54,202 Cochlear Ltd 11,027
358,112 Commonwealth Bank of Australia 27,294
194,971 (a) Flutter Entertainment plc 34,608
69,166 (a) Flutter Entertainment plc 12,207
23,960,852 Glencore plc 144,030
4,317,113 Ingenia Communities Group 13,077
507,415 Insurance Australia Group Ltd 1,961
77,029 Macquarie Group Ltd 9,643
28,820 Magellan Financial Group Ltd 182
604,671 Medibank Pvt Ltd 1,468
283,513 (a),(b) Megaport Ltd 1,773
326,262 Mineral Resources Ltd 15,541
685,400 National Australia Bank Ltd 14,325
203,808 (a) Qantas Airways Ltd 747
322,581 QBE Insurance Group Ltd 3,269
276,854 Suncorp-Metway Ltd 2,622
166,332,488 (a),(c) Tamboran Resources Ltd 25,503
793,474 Telstra Corp Ltd 2,144
756,710 Westpac Banking Corp 11,807
113,890 Woodside Energy Group Ltd 2,405
TOTAL AUSTRALIA 413,060
AUSTRIA - 0.1%
232,820 (d) BAWAG Group AG. 12,321
11,949 Verbund AG. 1,107
TOTAL AUSTRIA 13,428
BELGIUM - 0.1%
239,884 KBC Groep NV 15,568
106,315 (a) Liberty Global Ltd 1,889
175,373 UCB S.A. 15,288
TOTAL BELGIUM 32,745
BERMUDA - 0.1%
14,522 (a) Fidelis Insurance Holdings Ltd 184
68,108 RenaissanceRe Holdings Ltd 13,349
TOTAL BERMUDA 13,533
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
BRAZIL - 1.3%
385,700 Ambev S.A. $ 1,084
124,700 Atacadao S.A. 319
1,289,600 B3 SA-Brasil Bolsa Balcao 3,858
1,829,918 Banco Bradesco S.A. 5,761
15,960,618 Banco Bradesco S.A. (Preference) 55,658
1,059,000 Banco BTG Pactual S.A. - Unit 8,191
70,532 Banco do Brasil S.A. 804
26,000 Banco Santander Brasil S.A. 172
151,300 BB Seguridade Participacoes S.A. 1,051
259,373 Centrais Eletricas Brasileiras S.A. 2,247
54,100 Centrais Eletricas Brasileiras S.A. 524
190,600 Cia de Concessoes Rodoviarias 556
73,700 Cia de Saneamento Basico do Estado de Sao Paulo 1,133
299,213 Cia Energetica de Minas Gerais 710
210,400 Cia Paranaense de Energia 374
48,800 Cia Siderurgica Nacional S.A. 195
2,296,738 Companhia Vale do Rio Doce (ADR) 36,426
262,168 Cosan SA Industria e Comercio 1,033
50,400 CPFL Energia S.A. 400
42,700 Energisa S.A. 473
176,700 (a) Eneva S.A. 495
39,650 Engie Brasil Energia S.A. 370
216,189 Equatorial Energia S.A. 1,590
121,690 Gerdau S.A. (Preference) 589
654,157 (a),(d) Hapvida Participacoes e Investimentos S.A. 599
139,600 Hypera S.A. 1,028
415,562 Investimentos Itau S.A. - PR 886
12,300,219 Itau Unibanco Holding S.A. 85,579
161,000 Klabin S.A. 736
1,487,044 Localiza Rent A Car 19,470
197,892 Lojas Renner S.A. 710
226,900 (a) Magazine Luiza S.A. 101
15,937 (a) Mercadolibre, Inc 25,046
192,895 (a) Natura & Co Holding S.A. 661
1,877,864 (a) NU Holdings Ltd 15,643
2,215,800 Petro Rio S.A. 20,961
837,600 Petroleo Brasileiro S.A. 6,688
1,064,738 Petroleo Brasileiro S.A. (Preference) 8,124
270,644 Raia Drogasil S.A. 1,638
91,029 (d) Rede D'Or Sao Luiz S.A. 539
272,900 Rumo S.A. 1,290
288,359 Sendas Distribuidora S.A. 799
170,022 Suzano SA 1,936
96,100 Telefonica Brasil S.A. 1,056
190,500 TIM S.A. 701
104,900 TOTVS S.A. 727
171,000 Ultrapar Participacoes S.A. 928
923,964 Vale S.A. 14,634
248,000 Vibra Energia S.A. 1,162
358,820 WEG S.A. 2,726
253,428 XP, Inc 6,607
TOTAL BRAZIL 344,988
CANADA - 2.5%
197,969 Agnico-Eagle Mines Ltd 10,854
1,167,074 Alimentation Couche-Tard, Inc 68,727
434,231 Bank of Montreal 42,966
266,360 Bank of Nova Scotia 12,966
15,424 Brookfield Asset Management Ltd 619
61,268 (a),(b) Brookfield Corp 2,458
423 Brookfield Reinsurance Ltd 17

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
618,658 Cameco Corp $ 26,674
195,466 Canadian Imperial Bank of Commerce 9,412
337,107 Canadian National Railway Co 42,372
202,153 Canadian Natural Resources Ltd 13,244
45,888 (b) CI Financial Corp 515
477,226 Dollarama, Inc 34,391
5,872 Fairfax Financial Holdings Ltd 5,418
14,632 First Capital Real Estate Investment Trust 169
42,224 Franco-Nevada Corp 4,677
61,101 Great-West Lifeco Inc 2,022
23,480 iA Financial Corp, Inc 1,601
18,204 (b) IGM Financial, Inc 481
41,135 Imperial Oil Ltd 2,343
31,398 Intact Financial Corp 4,831
657,516 (a) Ivanhoe Mines Ltd 6,376
735,871 Kinross Gold Corp 4,454
724,647 (a) Lightspeed Commerce, Inc 15,214
425,828 Manulife Financial Corp 9,410
73,740 National Bank of Canada 5,621
1,355,269 (a),(b) NexGen Energy Ltd 9,481
239,353 (b) Nutrien Ltd 13,485
18,277 Onex Corp 1,276
683,127 (b) Pan American Silver Corp (Toronto) 11,151
565,437 Parex Resources, Inc 10,647
122,014 (b) Power Corp of Canada 3,489
122,537 RioCan Real Estate Investment Trust 1,722
312,514 Royal Bank of Canada 31,604
2,097,054 (a) Shopify, Inc (Class A) 163,263
128,359 Sun Life Financial, Inc 6,657
459,862 Suncor Energy, Inc 14,732
734,638 Teck Cominco Ltd (Class B) 31,053
38,094 Thomson Reuters Corp 5,570
61,860 TMX Group Ltd 1,496
389,235 Toronto-Dominion Bank 25,151
12,006 West Fraser Timber Co Ltd 1,027
TOTAL CANADA 659,636
CHILE - 0.0%
3,689,013 Banco de Chile 434
5,867 Banco de Credito e Inversiones 159
5,304,714 Banco Santander Chile S.A. 259
280,472 Cencosud S.A. 527
3,151,319 Cia Sud Americana de Vapores S.A. 194
248,391 Empresas CMPC S.A. 479
89,097 Empresas COPEC S.A. 648
6,305,762 Enel Chile S.A. 409
4,602,657 (a) Enersis S.A. 509
38,412,817 (a) Lan Airlines S.A. 416
182,766 (a) SACI Falabella 456
31,150 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,866
TOTAL CHILE 6,356
CHINA - 2.0%
25,000 360 Finance, Inc (ADR) 396
41,200 360 Security Technology, Inc 52
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 94
1,347 3peak, Inc 28
156,000 (d) 3SBio, Inc 150
160,500 (b) AAC Technologies Holdings, Inc 477
13,300 Accelink Technologies Co Ltd 53
3,414 ACM Research Shanghai, Inc 50
8,252 Advanced Micro-Fabrication Equipment, Inc China 179
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,600 AECC Aero-Engine Control Co Ltd $ 35
34,000 AECC Aviation Power Co Ltd 179
11,651,000 Agricultural Bank of China Ltd 4,494
470,900 Agricultural Bank of China Ltd (Class A) 242
230,405 Aier Eye Hospital Group Co Ltd 514
9,700 AIMA Technology Group Co Ltd 34
55,700 (a) Air China Ltd 58
148,000 (a) Air China Ltd (H shares) 94
30,207 Airtac International Group 993
142,000 (a),(d) Akeso, Inc 844
3,618,672 Alibaba Group Holding Ltd 34,857
452,759 Alibaba Group Holding Ltd (ADR) 35,093
454,000 (a) Alibaba Health Information Technology Ltd 247
326,000 Aluminum Corp of China Ltd 163
569,900 Aluminum Corp of China Ltd (Class A) 453
5,636 Amlogic Shanghai Co Ltd 50
6,400 Angel Yeast Co Ltd 32
108,500 Anhui Conch Cement Co Ltd 251
20,000 Anhui Conch Cement Co Ltd (Class A) 64
27,800 Anhui Gujing Distillery Co Ltd 423
5,400 Anhui Gujing Distillery Co Ltd (Class A) 177
5,630 Anhui Honglu Steel Construction Group Co Ltd 17
29,500 (a) Anhui Jianghuai Automobile Group Corp Ltd 67
9,100 Anhui Kouzi Distillery Co Ltd 58
9,800 Anhui Yingjia Distillery Co Ltd 92
4,900 Anker Innovations Technology Co Ltd 61
271,200 Anta Sports Products Ltd 2,636
8,400 Apeloa Pharmaceutical Co Ltd 18
14,800 (a) Asia-Potash International Investment Guangzhou Co Ltd 55
5,263 (a) ASR Microelectronics Co Ltd 52
1,820 Asymchem Laboratories Tianjin Co Ltd 30
2,800 Autobio Diagnostics Co Ltd 23
5,700 Autohome, Inc (ADR) 160
28,000 Avary Holding Shenzhen Co Ltd 88
6,200 AVIC Industry-Finance Holdings Co Ltd 3
88,000 AviChina Industry & Technology Co Ltd 38
5,600 AVICOPTER plc 30
33,600 (a) BAIC BluePark New Energy Technology Co Ltd 29
486,766 (a) Baidu, Inc 7,246
106,000 Bank of Beijing Co Ltd 68
93,100 Bank of Changsha Co Ltd 90
18,800 Bank of Chengdu Co Ltd 30
215,500 Bank of China Ltd - A 121
17,837,000 Bank of China Ltd - H 6,778
233,300 Bank of Communications Co Ltd - A 189
804,000 Bank of Communications Co Ltd - H 502
29,400 Bank of Hangzhou Co Ltd 42
94,880 Bank of Jiangsu Co Ltd 90
44,300 Bank of Nanjing Co Ltd 46
33,500 Bank of Ningbo Co Ltd 95
64,522 Bank of Shanghai Co Ltd 54
73,500 Bank of Suzhou Co Ltd 67
554,400 Baoshan Iron & Steel Co Ltd 464
56,700 (a) BeiGene Ltd 791
18,000 (a) BeiGene Ltd (ADR) 3,246
65,200 Beijing Dabeinong Technology Group Co Ltd 55
3,900 Beijing Easpring Material Technology Co Ltd 21
12,700 Beijing E-Hualu Information Technology Co Ltd 56
44,600 Beijing Enlight Media Co Ltd 51
48,500 Beijing Enterprises Holdings Ltd 169
342,000 Beijing Enterprises Water Group Ltd 76
5,997 Beijing Kingsoft Office Software, Inc 267

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
23,500 Beijing New Building Materials plc $ 77
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 16
580 Beijing Roborock Technology Co Ltd 23
14,851 Beijing Shiji Information Technology Co Ltd 20
8,000 Beijing Tiantan Biological Products Corp Ltd 35
6,900 Beijing Tongrentang Co Ltd 52
6,300 Beijing United Information Technology Co Ltd 20
2,760 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 29
36,600 Beijing Yanjing Brewery Co Ltd 45
250,100 Beijing-Shanghai High Speed Railway Co Ltd 173
81,600 (a) Beiqi Foton Motor Co Ltd 31
3,200 Bethel Automotive Safety Systems Co Ltd 31
3,400 Betta Pharmaceuticals Co Ltd 25
2,200 BGI Genomics Co Ltd 15
15,300 (a),(b) Bilibili, Inc 186
1,770 Bloomage Biotechnology Corp Ltd 17
18,700 (d) BOC Aviation Ltd 143
812,000 BOC Hong Kong Holdings Ltd 2,206
14,900 BOC International China Co Ltd 22
546,600 BOE Technology Group Co Ltd 301
868,000 Bosideng International Holdings Ltd 390
262,000 Brilliance China Automotive Holdings Ltd 146
11,800 BTG Hotels Group Co Ltd 26
24,300 BYD Co Ltd 678
228,500 BYD Co Ltd (H shares) 6,303
172,500 BYD Electronic International Co Ltd 809
22,060 By-health Co Ltd 53
176,000 C&D International Investment Group Ltd 374
30,030 Caitong Securities Co Ltd 33
6,392 (a) Cambricon Technologies Corp Ltd 121
6,760 Canmax Technologies Co Ltd 24
5,731 Cathay Biotech, Inc 44
62,700 CECEP Solar Energy Co Ltd 49
65,670 CECEP Wind-Power Corp 28
396,900 CGN Power Co Ltd 174
970,000 (d) CGN Power Co Ltd 254
2,000 Changchun High & New Technology Industry Group, Inc 41
24,000 Changjiang Securities Co Ltd 18
3,000 Changzhou Xingyu Automotive Lighting Systems Co Ltd 55
26,600 Chaozhou Three-Circle Group Co Ltd 110
4,500 Chengxin Lithium Group Co Ltd 14
5,500 (a) Chifeng Jilong Gold Mining Co Ltd 11
22,600 China Baoan Group Co Ltd 37
854,000 China Cinda Asset Management Co Ltd 85
5,987,000 China Citic Bank 2,824
553,000 China Coal Energy Co 503
224,000 China Communications Services Corp Ltd 93
93,500 China Construction Bank Corp - A 86
21,267,000 China Construction Bank Corp - H 12,651
61,000 China CSSC Holdings Ltd 253
75,900 (a) China Eastern Airlines Corp Ltd 42
480,900 China Energy Engineering Corp Ltd 142
278,300 China Everbright Bank Co Ltd - A 114
407,000 China Everbright Bank Co Ltd - H 121
305,555 China Everbright Environment Group Ltd 99
853,000 (d) China Feihe Ltd 467
10,600 China Film Co Ltd 18
324,000 China Galaxy Securities Co Ltd 171
24,500 China Galaxy Securities Co Ltd (Class A) 42
228,400 China Gas Holdings Ltd 226
29,700 China Great Wall Securities Co Ltd 34
27,400 China Greatwall Technology Group Co Ltd 39
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
203,500 China Hongqiao Group Ltd $ 167
397,400 China Insurance International Holdings Co Ltd 343
124,400 (d) China International Capital Corp Ltd 183
9,100 China International Capital Corp Ltd 49
19,429 China Jushi Co Ltd 27
1,694,000 China Life Insurance Co Ltd 2,200
42,000 China Life Insurance Co Ltd (Class A) 168
31,800 (a),(d) China Literature Ltd 119
281,000 China Longyuan Power Group Corp Ltd 213
112,000 China Medical System Holdings Ltd 198
21,700 China Meheco Co Ltd 34
262,000 China Mengniu Dairy Co Ltd 706
326,500 China Merchants Bank Co Ltd 1,136
555,900 China Merchants Bank Co Ltd (Class A) 2,181
165,600 China Merchants Energy Shipping Co Ltd 137
133,426 China Merchants Holdings International Co Ltd 182
36,020 China Merchants Securities Co Ltd 69
125,000 China Merchants Shekou Industrial Zone Holdings Co Ltd 168
192,400 China Minsheng Banking Corp Ltd - A 101
633,300 China Minsheng Banking Corp Ltd - H 215
312,000 China Molybdenum Co Ltd 171
234,000 China Molybdenum Co Ltd (Class A) 171
328,000 China National Building Material Co Ltd 140
32,900 China National Chemical Engineering Co Ltd 30
6,100 China National Medicines Corp Ltd 25
94,300 China National Nuclear Power Co Ltd 100
16,200 China Northern Rare Earth Group High-Tech Co Ltd 44
538,000 China Oilfield Services Ltd 550
808,435 China Overseas Land & Investment Ltd 1,426
45,000 China Overseas Property Holdings Ltd 34
98,600 China Pacific Insurance Group Co Ltd - A 331
610,800 China Pacific Insurance Group Co Ltd - H 1,236
413,000 (b) China Power International Development Ltd 152
102,500 China Railway Group Ltd - A 82
923,000 China Railway Group Ltd - H 412
147,141 China Railway Signal & Communication Corp Ltd 91
13,800 China Rare Earth Resources And Technology Co Ltd 54
134,000 China Resources Beer Holdings Company Ltd 588
82,300 China Resources Gas Group Ltd 270
723,836 China Resources Land Ltd 2,597
16,385 China Resources Microelectronics Ltd 103
157,600 (d) China Resources Mixc Lifestyle Services Ltd 562
133,000 (d) China Resources Pharmaceutical Group Ltd 87
162,000 China Resources Power Holdings Co 325
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 33
1,188,000 (a),(b) China Ruyi Holdings Ltd 263
112,200 China Shenhua Energy Co Ltd - A 496
774,500 China Shenhua Energy Co Ltd - H 2,656
126,000 (b) China Shipping Development Co Ltd 119
154,000 (a),(b) China Southern Airlines Co Ltd 65
46,700 (a) China Southern Airlines Co Ltd (Class A) 38
224,800 China State Construction Engineering Corp Ltd 153
162,000 China State Construction International Holdings Ltd 187
402,500 China Three Gorges Renewables Group Co Ltd 248
25,800 (b),(d) China Tourism Group Duty Free Corp Ltd 254
23,925 China Tourism Group Duty Free Corp Ltd 282
4,094,000 (d) China Tower Corp Ltd 430
562,500 China Vanke Co Ltd 521
139,400 China Vanke Co Ltd (Class A) 206
57,000 China XD Electric Co Ltd 40
129,300 China Yangtze Power Co Ltd 426
5,400 China Zhenhua Group Science & Technology Co Ltd 45

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
114,140 China Zheshang Bank Co Ltd $ 41
594,000 Chinasoft International Ltd 456
5,000 Chongqing Brewery Co Ltd 47
17,154 Chongqing Changan Automobile Co Ltd 41
267,100 Chongqing Rural Commercial Bank Co Ltd 154
10,200 (a) Chongqing Taiji Industry Group Co Ltd 67
70,950 Chongqing Zhifei Biological Products Co Ltd 611
464,200 Chow Tai Fook Jewellery Group Ltd 692
540,000 Citic Pacific Ltd 540
433,774 CITIC Securities Co Ltd 886
64,870 CITIC Securities Co Ltd (Class A) 186
4,800 CNGR Advanced Material Co Ltd 33
111,700 CNPC Capital Co Ltd 85
93,280 Contemporary Amperex Technology Co Ltd 2,147
140,445 COSCO Pacific Ltd 102
147,500 COSCO SHIPPING Development Co Ltd 49
69,900 COSCO SHIPPING Energy Transportation Co Ltd 121
199,360 COSCO SHIPPING Holdings Co Ltd - A 269
641,650 COSCO SHIPPING Holdings Co Ltd - H 645
2,781,000 (b) Country Garden Holdings Co Ltd 278
485,000 (b) Country Garden Services Holdings Co Ltd 420
18,800 CSC Financial Co Ltd 63
17,700 CSPC Innovation Pharmaceutical Co Ltd 91
1,754,880 CSPC Pharmaceutical Group Ltd 1,633
21,700 CSSC Science & Technology Co Ltd 57
93,600 Daqin Railway Co Ltd 95
13,200 (a) Daqo New Energy Corp (ADR) 351
14,049 DaShenLin Pharmaceutical Group Co Ltd 49
169,500 Datang International Power Generation Co Ltd 58
10,400 DHC Software Co Ltd 9
10,880 Do-Fluoride New Materials Co Ltd 23
6,200 Dong-E-E-Jiao Co Ltd 43
39,000 Dongfang Electric Corp Ltd 80
680,000 Dongfeng Motor Group Co Ltd 339
11,300 Dongxing Securities Co Ltd 13
101,000 (a),(b),(d) East Buy Holding Ltd 360
79,006 East Money Information Co Ltd 157
3,500 Eastroc Beverage Group Co Ltd 90
5,000 Ecovacs Robotics Co Ltd 29
4,400 Empyrean Technology Co Ltd 66
66,700 ENN Energy Holdings Ltd 493
35,900 ENN Natural Gas Co Ltd 85
10,500 Eoptolink Technology, Inc Ltd 73
8,770 Eve Energy Co Ltd 52
21,000 Everbright Securities Co Ltd 46
63,885 (a) Everdisplay Optronics Shanghai Co Ltd 22
23,343 Fangda Carbon New Material Co Ltd 17
72,000 (b) Far East Horizon Ltd 57
6,928 (a) Farasis Energy Gan Zhou Co Ltd 16
36,600 FAW Jiefang Group Co Ltd 44
25,700 First Capital Securities Co Ltd 21
22,500 Flat Glass Group Co Ltd 85
96,000 Flat Glass Group Co Ltd 162
239,700 Focus Media Information Technology Co Ltd 214
56,122 Foshan Haitian Flavouring & Food Co Ltd 300
649,000 Fosun International 382
38,800 Founder Securities Co Ltd 44
174,628 Foxconn Industrial Internet Co Ltd 372
2,700 Fu Jian Anjoy Foods Co Ltd 40
14,400 Fujian Sunner Development Co Ltd 35
22,700 Fuyao Glass Industry Group Co Ltd - A 120
140,600 (d) Fuyao Glass Industry Group Co Ltd - H 685
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,268 GalaxyCore, Inc $ 53
31,200 (d) Ganfeng Lithium Group Co Ltd 118
7,920 Ganfeng Lithium Group Co Ltd 48
500 G-bits Network Technology Xiamen Co Ltd 17
1,805,000 GCL Technology Holdings Ltd 287
90,000 GD Power Development Co Ltd 53
210,184 (a) GDS Holdings Ltd 238
188,900 (a),(b) GDS Holdings Ltd (ADR) 1,723
1,341,000 Geely Automobile Holdings Ltd 1,477
39,400 GEM Co Ltd 30
81,100 Gemdale Corp 50
92,000 (a) Genscript Biotech Corp 234
90,600 GF Securities Co Ltd 109
31,000 GF Securities Co Ltd (Class A) 62
14,700 Giant Network Group Co Ltd 23
8,872 GigaDevice Semiconductor, Inc 115
3,900 Ginlong Technologies Co Ltd 38
44,500 GoerTek, Inc 132
6,600 Gongniu Group Co Ltd 89
1,960 GoodWe Technologies Co Ltd 36
6,800 Gotion High-tech Co Ltd 21
30,700 Great Wall Motor Co Ltd 109
523,000 (b) Great Wall Motor Co Ltd 680
14,200 Gree Electric Appliances, Inc of Zhuhai 64
62,000 Greenland Holdings Corp Ltd 20
272,500 (b) Greentown China Holdings Ltd 278
39,200 GRG Banking Equipment Co Ltd 68
18,400 Guangdong Haid Group Co Ltd 117
37,300 (a) Guangdong HEC Technology Holding Co Ltd 39
252,000 Guangdong Investments Ltd 183
202,200 Guanghui Energy Co Ltd 203
59,400 Guangzhou Automobile Group Co Ltd 73
798,000 Guangzhou Automobile Group Co Ltd - H 371
16,000 Guangzhou Baiyun International Airport Co Ltd 22
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 42
42,200 Guangzhou Haige Communications Group, Inc Co 76
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 16
6,995 Guangzhou Shiyuan Electronic Technology Co Ltd 45
21,800 Guangzhou Tinci Materials Technology Co Ltd 77
13,486 Guangzhou Yuexiu Capital Holdings Group Co Ltd 11
12,200 Guolian Securities Co Ltd 19
28,300 Guosen Securities Co Ltd 34
41,000 Guotai Junan Securities Co Ltd 86
25,790 Guoyuan Securities Co Ltd 25
378,000 (d) Haidilao International Holding Ltd 705
30,300 Haier Smart Home Co Ltd 90
202,400 Haier Smart Home Co Ltd 572
539,600 (a) Hainan Airlines Holding Co Ltd 104
145,500 (a) Hainan Airport Infrastructure Co Ltd 76
156,000 Haitian International Holdings Ltd 386
263,600 Haitong Securities Co Ltd 141
53,100 Haitong Securities Co Ltd (Class A) 70
13,100 Hang Zhou Great Star Industrial Co Ltd 42
43,600 Hangzhou Binjiang Real Estate Group Co Ltd 45
7,800 Hangzhou Chang Chuan Technology Co Ltd 42
19,510 Hangzhou First Applied Material Co Ltd 67
8,400 Hangzhou Lion Electronics Co Ltd 32
12,900 Hangzhou Oxygen Plant Group Co Ltd 53
13,530 Hangzhou Robam Appliances Co Ltd 42
18,600 Hangzhou Silan Microelectronics Co Ltd 60
1,800 Hangzhou Tigermed Consulting Co Ltd - A 14
100,000 (d) Hansoh Pharmaceutical Group Co Ltd 202

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,800 Haohua Chemical Science & Technology Co Ltd $ 38
11,600 Hebei Hengshui Laobaigan Liquor Co Ltd 37
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 67
19,100 Heilongjiang Agriculture Co Ltd 32
49,900 Henan Shenhuo Coal & Power Co Ltd 118
51,700 Henan Shuanghui Investment & Development Co Ltd 195
161,500 Hengan International Group Co Ltd 601
22,100 Hengdian Group DMEGC Magnetics Co Ltd 42
104,980 Hengli Petrochemical Co Ltd 195
34,700 Hengtong Optic-electric Co Ltd 58
49,430 Hengyi Petrochemical Co Ltd 47
209,900 Hesteel Co Ltd 63
21,000 Hisense Visual Technology Co Ltd 62
2,800 Hithink RoyalFlush Information Network Co Ltd 62
29,800 HLA Corp Ltd 31
5,860 Hongfa Technology Co Ltd 23
2,667 (a),(e) Horizon Construction Development Ltd 2
9,500 Hoshine Silicon Industry Co Ltd 68
850 Hoymiles Power Electronics, Inc 32
6,036 Hoyuan Green Energy Co Ltd 28
127,000 (a),(b),(d) Hua Hong Semiconductor Ltd 307
41,700 Huadian Power International Corp Ltd (Class A) 30
9,740 Huadong Medicine Co Ltd 57
52,800 Huafon Chemical Co Ltd 50
15,800 Huagong Tech Co Ltd 66
61,600 Huaibei Mining Holdings Co Ltd 145
329,360 Hualan Biological Engineering, Inc 1,028
44,300 Huaneng Power International, Inc - A 48
342,000 Huaneng Power International, Inc - H 181
116,200 (d) Huatai Securities Co Ltd 147
15,500 Huatai Securities Co Ltd (Class A) 31
14,200 Huaxi Securities Co Ltd 16
80,200 Huaxia Bank Co Ltd 64
42,200 Huayu Automotive Systems Co Ltd 97
16,983 Huazhu Group Ltd (ADR) 568
5,900 Hubei Feilihua Quartz Glass Co Ltd 30
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 21
16,400 Hubei Xingfa Chemicals Group Co Ltd 42
5,800 Huizhou Desay Sv Automotive Co Ltd 106
9,500 Humanwell Healthcare Group Co Ltd 33
115,000 Hunan Valin Steel Co Ltd 84
8,412 Hundsun Technologies, Inc 34
2,040 Hwatsing Technology Co Ltd 54
79,000 (b),(d) Hygeia Healthcare Holdings Co Ltd 358
25,994 Hygon Information Technology Co Ltd 260
23,431 (a) iClick Interactive Asia Group Ltd (ADR) 90
12,800 Iflytek Co Ltd 84
900 Imeik Technology Development Co Ltd 37
329,900 Industrial & Commercial Bank of China Ltd - A 222
14,467,000 Industrial & Commercial Bank of China Ltd - H 7,050
105,200 Industrial Bank Co Ltd 240
40,790 Industrial Securities Co Ltd 34
6,300 Ingenic Semiconductor Co Ltd 57
228,300 Inner Mongolia BaoTou Steel Union Co Ltd 47
61,300 Inner Mongolia Dian Tou Energy Corp Ltd 123
137,200 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 72
90,600 Inner Mongolia Yili Industrial Group Co Ltd 342
298,200 Inner Mongolia Yitai Coal Co 459
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 47
375,000 (a),(d) Innovent Biologics, Inc 2,054
8,800 Inspur Electronic Information Industry Co Ltd 41
37,153 (a),(b) iQIYI, Inc (ADR) 181
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,001 iRay Technology Co Ltd $ 46
14,250 (a) Isoftstone Information Technology Group Co Ltd 93
42,300 JA Solar Technology Co Ltd 124
8,310 Jason Furniture Hangzhou Co Ltd 41
92,550 (a),(d) JD Health International, Inc 465
464,400 (a),(d) JD Logistics, Inc 582
1,254,055 JD.com, Inc 18,112
154,072 JD.com, Inc (ADR) 4,451
73,400 Jiangsu Eastern Shenghong Co Ltd 99
116,000 Jiangsu Express 104
16,804 Jiangsu Hengli Hydraulic Co Ltd 130
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 210
16,400 Jiangsu King's Luck Brewery JSC Ltd 113
16,000 Jiangsu Nhwa Pharmaceutical Co Ltd 61
4,800 Jiangsu Pacific Quartz Co Ltd 59
41,500 Jiangsu Phoenix Publishing & Media Corp Ltd 52
19,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 299
3,900 Jiangsu Yangnong Chemical Co Ltd 35
6,400 Jiangsu Yoke Technology Co Ltd 50
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 25
47,500 Jiangsu Zhongtian Technology Co Ltd 84
97,000 Jiangxi Copper Co Ltd 137
11,158 Jiangxi Copper Co Ltd (Class A) 28
23,300 (a) Jiangxi Special Electric Motor Co Ltd 44
57,600 Jinduicheng Molybdenum Co Ltd 77
83,904 Jinko Solar Co Ltd 105
2,900 JiuGui Liquor Co Ltd 30
139,200 Jizhong Energy Resources Co Ltd 140
283,877 Joincare Pharmaceutical Group Industry Co Ltd 498
16,479 Jointown Pharmaceutical Group Co Ltd 16
9,500 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 38
3,700 JOYY, Inc (ADR) 147
4,500 Juewei Food Co Ltd 17
17,600 Juneyao Airlines Co Ltd 30
47,500 Kanzhun Ltd (ADR) 789
138,745 KE Holdings, Inc (ADR) 2,249
18,700 Keda Industrial Group Co Ltd 28
150,000 Kingboard Chemical Holdings Ltd 359
599,000 (a) Kingdee International Software Group Co Ltd 874
35,900 Kingnet Network Co Ltd 57
79,600 Kingsoft Corp Ltd 246
492,900 (a),(d) Kuaishou Technology 3,354
27,000 (a) Kuang-Chi Technologies Co Ltd 56
6,500 Kunlun Tech Co Ltd 34
15,997 Kweichow Moutai Co Ltd 3,894
37,700 LB Group Co Ltd 91
1,592,000 Lenovo Group Ltd 2,228
69,900 Lens Technology Co Ltd 130
1,300 Lepu Medical Technology Beijing Co Ltd 3
250,700 (a) Li Auto, Inc 4,697
192,500 Li Ning Co Ltd 517
114,600 Liaoning Port Co Ltd 23
103,700 Lingyi iTech Guangdong Co 99
2,100 Livzon Pharmaceutical Group, Inc 10
452,000 (d) Longfor Group Holdings Ltd 725
108,889 LONGi Green Energy Technology Co Ltd 352
13,325 Lufax Holding Ltd (ADR) 41
41,300 Luxi Chemical Group Co Ltd 58
92,109 Luxshare Precision Industry Co Ltd 447
19,300 Luzhou Laojiao Co Ltd 489
25,790 Mango Excellent Media Co Ltd 92
6,608 Maxscend Microelectronics Co Ltd 131

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
46,500 Meihua Holdings Group Co Ltd $ 63
383,795 (a) Meinian Onehealth Healthcare Holdings Co Ltd 325
1,810,900 (a),(d) Meituan 19,012
85,700 Metallurgical Corp of China Ltd 37
228,500 (b) Microport Scientific Corp 247
27,400 Ming Yang Smart Energy Group Ltd 48
83,400 (e) MINISO Group Holding Ltd 426
13,400 MINISO Group Holding Ltd (ADR) 273
168,000 Minth Group Ltd 340
15,110 Montage Technology Co Ltd 125
73,444 Muyuan Foods Co Ltd 427
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 15
18,200 Nanjing Securities Co Ltd 20
107,852 NARI Technology Co Ltd 339
13,128 (a) National Silicon Industry Group Co Ltd 32
7,000 NAURA Technology Group Co Ltd 242
3,500 NavInfo Co Ltd 4
711,095 NetEase, Inc 12,829
33,300 New China Life Insurance Co Ltd - A 146
222,100 New China Life insurance Co Ltd - H 433
59,600 (a) New Hope Liuhe Co Ltd 78
327,040 (a) New Oriental Education & Technology Group, Inc 2,384
18,700 Ninestar Corp 60
4,860 Ningbo Deye Technology Co Ltd 57
16,300 Ningbo Joyson Electronic Corp 41
8,800 Ningbo Orient Wires & Cables Co Ltd 53
4,310 Ningbo Ronbay New Energy Technology Co Ltd 24
28,200 Ningbo Shanshan Co Ltd 54
12,300 Ningbo Tuopu Group Co Ltd 127
106,000 Ningxia Baofeng Energy Group Co Ltd 221
300,130 (a) NIO, Inc (ADR) 2,722
454,600 (b),(d) Nongfu Spring Co Ltd 2,631
21,200 North Industries Group Red Arrow Co Ltd 42
78,500 (a) Offcn Education Technology Co Ltd 45
156,900 Offshore Oil Engineering Co Ltd 131
47,500 (a) OFILM Group Co Ltd 58
5,840 Oppein Home Group, Inc 57
46,728 Orient Securities Co Ltd 57
23,900 Oriental Pearl Group Co Ltd 25
3,809 Ovctek China, Inc 12
119,700 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 55
268,150 (a) PDD Holdings, Inc (ADR) 39,233
18,400 People.cn Co Ltd 72
2,240,000 People's Insurance Co Group of China Ltd 689
184,900 People's Insurance Co Group of China Ltd (Class A) 126
11,200 Perfect World Co Ltd 19
7,425 Pharmaron Beijing Co Ltd - A 30
1,580,000 PICC Property & Casualty Co Ltd 1,880
94,200 Ping An Bank Co Ltd 125
43,100 (a),(b),(d) Ping An Healthcare and Technology Co Ltd 98
1,477,703 Ping An Insurance Group Co of China Ltd 6,690
150,600 Ping An Insurance Group Co of China Ltd (Class A) 857
2,587 Piotech, Inc 84
171,400 Poly Developments and Holdings Group Co Ltd 239
106,000 (d) Pop Mart International Group Ltd 275
161,100 Postal Savings Bank of China Co Ltd - A 99
694,000 (d) Postal Savings Bank of China Co Ltd - H 332
73,900 Power Construction Corp of China Ltd 51
1,642 Pylon Technologies Co Ltd 25
6,033 (a) Qi An Xin Technology Group, Inc 34
76,400 (a) Qinghai Salt Lake Industry Co Ltd 172
20,100 Range Intelligent Computing Technology Group Co Ltd 72
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,546 Raytron Technology Co Ltd $ 35
16,500 Risen Energy Co Ltd 41
3,500 Rockchip Electronics Co Ltd 31
126,850 Rongsheng Petrochemical Co Ltd 185
127,300 SAIC Motor Corp Ltd 243
31,700 Sailun Group Co Ltd 53
67,500 Sanan Optoelectronics Co Ltd 132
2,500 Sangfor Technologies, Inc 25
259,000 Sany Heavy Equipment International Holdings Co Ltd 251
116,200 Sany Heavy Industry Co Ltd 226
45,573 Satellite Chemical Co Ltd 95
28,600 SDIC Capital Co Ltd 27
44,200 SDIC Power Holdings Co Ltd 82
31,700 Seazen Holdings Co Ltd 51
21,000 (a) Seres Group Co Ltd 226
26,600 SF Holding Co Ltd 152
6,070 SG Micro Corp 76
167,800 Shaanxi Coal Industry Co Ltd 494
97,700 Shan XI Hua Yang Group New Energy Co Ltd 134
7,670 Shandong Buchang Pharmaceuticals Co Ltd 18
17,320 Shandong Gold Mining Co Ltd - A 56
67,250 (d) Shandong Gold Mining Co Ltd - H 128
10,000 Shandong Himile Mechanical Science & Technology Co Ltd 42
40,950 Shandong Hualu Hengsheng Chemical Co Ltd 159
11,800 Shandong Linglong Tyre Co Ltd 32
57,200 Shandong Nanshan Aluminum Co Ltd 24
36,500 Shandong Sun Paper Industry JSC Ltd 63
598,400 (b) Shandong Weigao Group Medical Polymer Co Ltd 583
24,080 Shanghai Aiko Solar Energy Co Ltd 60
8,732 Shanghai Bairun Investment Holding Group Co Ltd 30
6,915 Shanghai Baosight Software Co Ltd 48
148,944 Shanghai Baosight Software Co Ltd 316
51,300 Shanghai Construction Group Co Ltd 17
230,200 Shanghai Electric Group Co Ltd 135
15,300 Shanghai Electric Power Co Ltd 18
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 30
38,500 Shanghai Fosun Pharmaceutical Group Co Ltd - H 84
1,482 Shanghai Friendess Electronic Technology Corp Ltd 53
6,744 Shanghai Fudan Microelectronics Group Co Ltd 37
17,800 (a) Shanghai International Airport Co Ltd 82
46,300 Shanghai International Port Group Co Ltd 32
9,400 Shanghai Jinjiang International Hotels Development Co Ltd 40
8,618 (a) Shanghai Junshi Biosciences Co Ltd 51
1,880 Shanghai Lingang Holdings Corp Ltd 3
9,700 Shanghai M&G Stationery, Inc 51
1,006 Shanghai Medicilon, Inc 10
6,100 Shanghai Moons' Electric Co Ltd 57
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 38
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 102
139,700 Shanghai Pudong Development Bank Co Ltd 130
21,136 Shanghai Putailai New Energy Technology Co Ltd 62
271,200 Shanghai RAAS Blood Products Co Ltd 306
204,800 Shanghai Rural Commercial Bank Co Ltd 166
10,182 Shanghai United Imaging Healthcare Co Ltd 197
67,500 Shanghai Yuyuan Tourist Mart Group Co Ltd 59
8,300 Shanghai Zhangjiang High-Tech Park Development Co Ltd 23
36,000 Shanxi Coal International Energy Group Co Ltd 89
72,079 Shanxi Lu'an Environmental Energy Development Co Ltd 223
46,600 (a) Shanxi Meijin Energy Co Ltd 44
19,330 Shanxi Securities Co Ltd 15
74,700 Shanxi Taigang Stainless Steel Co Ltd 39
16,080 Shanxi Xinghuacun Fen Wine Factory Co Ltd 523

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
125,770 Shanxi Xishan Coal & Electricity Power Co Ltd $ 175
3,500 Shede Spirits Co Ltd 48
46,300 Shenergy Co Ltd 42
10,400 Shenghe Resources Holding Co Ltd 15
29,600 Shengyi Technology Co Ltd 76
4,680 Shennan Circuits Co Ltd 47
116,200 Shenwan Hongyuan Group Co Ltd 73
9,280 Shenzhen Capchem Technology Co Ltd 62
2,560 Shenzhen Dynanonic Co Ltd 22
28,300 Shenzhen Energy Group Co Ltd 26
7,600 Shenzhen Goodix Technology Co Ltd 74
17,100 Shenzhen Inovance Technology Co Ltd 152
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 2
4,640 Shenzhen Kangtai Biological Products Co Ltd 18
2,900 Shenzhen Kedali Industry Co Ltd 35
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 254
8,800 Shenzhen New Industries Biomedical Engineering Co Ltd 97
112,300 Shenzhen Overseas Chinese Town Co Ltd 49
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 28
4,600 Shenzhen SC New Energy Technology Corp 48
12,500 Shenzhen SED Industry Co Ltd 37
10,382 Shenzhen Senior Technology Material Co Ltd 23
7,800 Shenzhen Sunlord Electronics Co Ltd 30
11,081 Shenzhen Transsion Holdings Co Ltd 216
11,200 Shenzhen YUTO Packaging Technology Co Ltd 43
181,200 Shenzhou International Group Holdings Ltd 1,859
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 27
14,600 Shuangliang Eco-Energy Systems Co Ltd 17
77,900 Sichuan Changhong Electric Co Ltd 58
23,700 Sichuan Chuantou Energy Co Ltd 51
76,600 Sichuan Hebang Biotechnology Co Ltd 26
353,500 Sichuan Kelun Pharmaceutical Co Ltd 1,448
107,100 Sichuan Road and Bridge Group Co Ltd 113
6,400 Sichuan Swellfun Co Ltd 53
11,000 Sieyuan Electric Co Ltd 81
71,000 Silergy Corp 1,152
18,700 Sinolink Securities Co Ltd 24
48,900 Sinoma International Engineering Co 64
21,400 Sinoma Science & Technology Co Ltd 48
7,468 Sinomine Resource Group Co Ltd 39
191,200 Sinopec Shanghai Petrochemical Co Ltd (Class A) 77
518,800 Sinopharm Group Co Ltd 1,360
173,000 Sinotruk Hong Kong Ltd 340
6,860 Skshu Paint Co Ltd 46
411,000 (b),(d) Smoore International Holdings Ltd 343
23,800 Songcheng Performance Development Co Ltd 33
28,262 SooChow Securities Co Ltd 29
29,700 Southwest Securities Co Ltd 17
4,500 (a) Spring Airlines Co Ltd 32
1,900 StarPower Semiconductor Ltd 48
18,500 Sungrow Power Supply Co Ltd 228
155,700 Sunny Optical Technology Group Co Ltd 1,415
6,850 Sunresin New Materials Co Ltd 51
19,300 Sunwoda Electronic Co Ltd 40
20,600 Suzhou Dongshan Precision Manufacturing Co Ltd 53
3,224 Suzhou Maxwell Technologies Co Ltd 59
6,600 Suzhou TFC Optical Communication Co Ltd 85
96,100 (a) TAL Education Group (ADR) 1,214
21,400 Tangshan Jidong Cement Co Ltd 19
82,960 TBEA Co Ltd 161
312,910 TCL Technology Group Corp 190
51,875 TCL Zhonghuan Renewable Energy Technology Co Ltd 114
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,187,100 Tencent Holdings Ltd $ 82,574
61,900 (a) Tencent Music Entertainment Group (ADR) 558
5,100 Thunder Software Technology Co Ltd 58
48,200 Tianfeng Securities Co Ltd 21
7,100 Tianjin 712 Communication & Broadcasting Co Ltd 32
19,200 Tianma Microelectronics Co Ltd 29
71,700 Tianqi Lithium Corp 564
51,600 Tianshan Aluminum Group Co Ltd 44
54,400 Tianshui Huatian Technology Co Ltd 65
476,000 Tingyi Cayman Islands Holding Corp 581
26,000 Titan Wind Energy Suzhou Co Ltd 43
102,000 (a) Tongcheng Travel Holdings Ltd 189
23,100 TongFu Microelectronics Co Ltd 75
25,400 Tongkun Group Co Ltd 54
223,200 Tongling Nonferrous Metals Group Co Ltd 103
63,600 Tongwei Co Ltd 224
1,500 (a) Topchoice Medical Corp 16
456,000 (d) Topsports International Holdings Ltd 356
215,000 Travelsky Technology Ltd 372
27,449 Trina Solar Co Ltd 110
113,950 (a) Trip.com Group Ltd 4,091
54,100 (a) Tsinghua Tongfang Co Ltd 56
142,000 Tsingtao Brewery Co Ltd 954
9,800 Tsingtao Brewery Co Ltd (Class A) 103
10,399 Unigroup Guoxin Microelectronics Co Ltd 99
334,000 Uni-President China Holdings Ltd 238
39,800 Unisplendour Corp Ltd 109
17,200 Universal Scientific Industrial Shanghai Co Ltd 37
7,127 (a) Verisilicon Microelectronics Shanghai Co Ltd 50
75,865 (a) Vipshop Holdings Ltd (ADR) 1,347
5,800 Walvax Biotechnology Co Ltd 19
38,100 (a) Wanda Film Holding Co Ltd 70
44,700 Wanhua Chemical Group Co Ltd 485
1,104,000 Want Want China Holdings Ltd 667
238,084 Weibo Corp (ADR) 2,607
160,000 Weichai Power Co Ltd 267
41,500 Weichai Power Co Ltd (Class A) 80
5,380 Weihai Guangwei Composites Co Ltd 20
88,375 Wens Foodstuffs Group Co Ltd 250
16,000 Western Mining Co Ltd 32
26,400 Western Securities Co Ltd 24
7,014 Western Superconducting Technologies Co Ltd 53
15,090 Will Semiconductor Co Ltd 227
16,900 Wingtech Technology Co Ltd 101
708,000 Winteam Pharmaceutical Group Ltd 356
442,700 (a) Wintime Energy Group Co Ltd 86
103,100 Wuchan Zhongda Group Co Ltd 64
19,918 Wuhan Guide Infrared Co Ltd 21
50,135 Wuliangye Yibin Co Ltd 992
24,950 WUS Printed Circuit Kunshan Co Ltd 78
157,936 WuXi AppTec Co Ltd - A 1,621
30,185 (b),(d) WuXi AppTec Co Ltd - H 308
2,469 Wuxi Autowell Technology Co Ltd 32
986,000 (a),(d) Wuxi Biologics Cayman, Inc 3,729
181,400 XCMG Construction Machinery Co Ltd 140
48,700 Xiamen C & D, Inc 66
2,400 Xiamen Faratronic Co Ltd 31
11,600 Xiamen Tungsten Co Ltd 28
3,359,400 (a),(d) Xiaomi Corp 6,727
20,892 Xinjiang Daqo New Energy Co Ltd 87
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 61
404,863 Xinyi Solar Holdings Ltd 237

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
210,700 (a),(b) XPeng, Inc $ 1,535
307,000 Xtep International Holdings Ltd 174
264,000 (d) Yadea Group Holdings Ltd 465
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 33
47,200 Yantai Jereh Oilfield Services Group Co Ltd 187
542,000 (b) Yanzhou Coal Mining Co Ltd 1,031
76,150 Yanzhou Coal Mining Co Ltd (Class A) 213
14,210 Yealink Network Technology Corp Ltd 59
12,574 Yifeng Pharmacy Chain Co Ltd 71
16,200 Yihai Kerry Arawana Holdings Co Ltd 76
36,820 Yintai Gold Co Ltd 78
50,600 Yonghui Superstores Co Ltd 20
6,890 YongXing Special Materials Technology Co Ltd 51
17,959 Yonyou Network Technology Co Ltd 45
22,100 Youngor Group Co Ltd 20
16,800 YTO Express Group Co Ltd 29
30,600 (a) Yuan Longping High-tech Agriculture Co Ltd 61
387,360 Yuexiu Property Co Ltd 316
312,623 Yum China Holdings, Inc 13,265
17,180 Yunda Holding Co Ltd 18
19,100 Yunnan Aluminium Co Ltd 33
8,900 Yunnan Baiyao Group Co Ltd 62
4,200 Yunnan Botanee Bio-Technology Group Co Ltd 40
101,800 Yunnan Chihong Zinc&Germanium Co Ltd 72
11,400 Yunnan Energy New Material Co Ltd 91
34,100 Yunnan Tin Co Ltd 69
42,300 Yunnan Yuntianhua Co Ltd 93
201,500 (a) Zai Lab Ltd 545
22,800 Zangge Mining Co Ltd 81
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 96
110,500 Zhaojin Mining Industry Co Ltd 137
20,000 Zhefu Holding Group Co Ltd 10
98,220 (a) Zhejiang Century Huatong Group Co Ltd 71
44,100 Zhejiang China Commodities City Group Co Ltd 46
27,500 Zhejiang Chint Electrics Co Ltd 83
51,900 Zhejiang Dahua Technology Co Ltd 135
7,760 Zhejiang Dingli Machinery Co Ltd 56
229,880 Zhejiang Expressway Co Ltd 153
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 19
7,093 Zhejiang Huayou Cobalt Co Ltd 33
16,000 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 99
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 17
39,200 Zhejiang Juhua Co Ltd 91
111,100 (a),(b),(d) Zhejiang Leapmotor Technologies Ltd 508
46,900 Zhejiang Longsheng Group Co Ltd 56
16,304 Zhejiang NHU Co Ltd 39
9,300 Zhejiang Sanhua Intelligent Controls Co Ltd 39
7,511 Zhejiang Supcon Technology Co Ltd 48
9,800 Zhejiang Supor Co Ltd 73
18,590 Zhejiang Weiming Environment Protection Co Ltd 42
24,100 Zhejiang Weixing New Building Materials Co Ltd 49
222,900 Zhejiang Zheneng Electric Power Co Ltd 145
19,800 Zhengzhou Yutong Bus Co Ltd 37
18,500 Zheshang Securities Co Ltd 27
58,500 (a),(d) ZhongAn Online P&C Insurance Co Ltd 134
12,100 Zhongji Innolight Co Ltd 192
35,600 Zhongjin Gold Corp Ltd 50
196,500 Zhongsheng Group Holdings Ltd 471
65,400 Zhongtai Securities Co Ltd 63
9,447 Zhuzhou CRRC Times Electric Co Ltd 48
121,100 Zhuzhou CSR Times Electric Co Ltd 346
29,900 Zhuzhou Kibing Group Co Ltd 29
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,220,000 Zijin Mining Group Co Ltd $ 1,989
605,150 Zijin Mining Group Co Ltd (Class A) 1,062
103,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 95
61,100 ZTE Corp 228
165,000 ZTE Corp (Class H) 369
35,346 ZTO Express Cayman, Inc (ADR) 752
TOTAL CHINA 505,950
COLOMBIA - 0.0%
20,180 BanColombia S.A. 173
37,411 BanColombia S.A. (Preference) 288
105,813 Interconexion Electrica S.A. ESP 422
TOTAL COLOMBIA 883
CZECH REPUBLIC - 0.0%
36,242 CEZ AS 1,553
5,945 Komercni Banka AS 193
24,216 (d) Moneta Money Bank AS 101
TOTAL CZECH REPUBLIC 1,847
DENMARK - 1.2%
109,774 Carlsberg AS (Class B) 13,775
616,328 GN Store Nord 15,683
2,358,672 Novo Nordisk A.S. 244,432
74,371 Orsted AS 4,123
472,013 (a) Zealand Pharma AS 26,109
TOTAL DENMARK 304,122
EGYPT - 0.0%
212,287 Commercial International Bank 501
262,967 Eastern Tobacco 238
250,378 (a) Egyptian Financial Group-Hermes Holding 135
TOTAL EGYPT 874
FINLAND - 0.2%
260,923 Kone Oyj (Class B) 13,052
391,497 (a) Mandatum Holding Oy 1,755
783,456 Nordea Bank Abp 9,727
1,488,997 Nordea Bank Abp 18,485
391,497 (a) Sampo Oyj 17,152
TOTAL FINLAND 60,171
FRANCE - 2.2%
135,393 Air Liquide 26,360
891,871 Airbus SE 137,784
677,999 BNP Paribas S.A. 47,084
433,745 Cie Generale des Etablissements Michelin S.C.A 15,583
340,686 Compagnie de Saint-Gobain 25,125
284,826 Danone 18,479
1,127,337 Engie S.A. 19,859
215,810 Essilor International S.A. 43,334
8,166 Gecina S.A. 994
10,988 (b) ICADE 431
122,271 Kering 54,154
166,948 L'Oreal S.A. 83,224
88,877 LVMH Moet Hennessy Louis Vuitton S.A. 72,216
347,842 Orange S. A. 3,965
9,230 Pernod-Ricard S.A. 1,631
80,682 Teleperformance 11,812
263,885 (b) Total S.A. 17,944

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
116,614 Veolia Environnement $ 3,686
TOTAL FRANCE 583,665
GERMANY - 2.3%
47,872 Allianz AG. 12,793
612,692 Aroundtown S.A. 1,670
147,850 BASF SE 7,961
1,398,749 Bayer AG. 51,899
305,385 Beiersdorf AG. 45,733
695,114 (a) Borussia Dortmund GmbH & Co KGaA 2,754
183,010 Brenntag SE 16,820
40,378 (d) Covestro AG. 2,353
105,213 Deutsche Boerse AG. 21,667
668,799 Deutsche Telekom AG. 16,080
327,108 Dr ING hc F Porsche AG. 28,811
963,210 E.ON AG. 12,941
490,726 HeidelbergCement AG. 43,865
515,315 (a) HelloFresh SE 8,125
38,555 Henkel KGaA 2,766
2,254,513 Infineon Technologies AG. 94,154
14,292 LEG Immobilien SE 1,251
1,014 OSRAM Licht AG. 57
1,795,101 RWE AG. 81,700
622,110 Siemens AG. 116,714
182,318 (d) Siemens Healthineers AG. 10,585
145,107 Vonovia SE 4,560
TOTAL GERMANY 585,259
GREECE - 0.0%
176,388 (a) Alpha Services and Holdings S.A. 300
210,360 (a) Eurobank Ergasias Services and Holdings S.A. 374
5,760 (a),(f) FF Group 0 ^
42,307 Hellenic Telecommunications Organization S.A. 603
24,558 JUMBO S.A. 681
16,198 Motor Oil Hellas Corinth Refineries S.A. 425
16,113 Mytilineos Holdings S.A. 653
63,098 (a) National Bank of Greece S.A. 438
39,032 OPAP S.A. 662
152,003 (a) Piraeus Financial Holdings S.A. 537
41,471 (a) Public Power Corp 511
TOTAL GREECE 5,184
HONG KONG - 0.2%
2,486,100 AIA Group Ltd 21,636
127,800 Bank of East Asia Ltd 158
216,000 (a),(b) Cathay Pacific Airways Ltd 226
105,730 CK Infrastructure Holdings Ltd 585
327,500 CLP Holdings Ltd 2,706
815,000 Hang Lung Properties Ltd 1,133
167,900 Hang Seng Bank Ltd 1,960
304,000 Henderson Land Development Co Ltd 936
2,078,806 Hong Kong & China Gas Ltd 1,594
242,712 Hong Kong Electric Holdings Ltd 1,407
259,682 Hong Kong Exchanges and Clearing Ltd 8,907
510,400 Hongkong Land Holdings Ltd 1,775
242,500 Kingboard Laminates Holdings Ltd 209
368,339 Link REIT 2,068
355,000 New World Development Co Ltd 551
437,000 Nine Dragons Paper Holdings Ltd 215
30,000 Orient Overseas International Ltd 419
595,733 Prudential plc 6,722
866,250 Sino Biopharmaceutical Ltd 385
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
309,000 Sun Hung Kai Properties Ltd $ 3,344
78,000 Vinda International Holdings Ltd 227
252,000 Wharf Real Estate Investment Co Ltd 852
TOTAL HONG KONG 58,015
HUNGARY - 0.0%
115,366 MOL Hungarian Oil & Gas plc 940
18,340 OTP Bank Rt 835
35,356 Richter Gedeon Rt 892
TOTAL HUNGARY 2,667
INDIA - 1.3%
11,644 ABB Ltd India 654
37,643 Adani Enterprises Ltd 1,287
68,518 (a) Adani Green Energy Ltd 1,315
115,741 Adani Ports & Special Economic Zone Ltd 1,423
168,319 (a) Adani Power Ltd 1,062
126,323 Ambuja Cements Ltd 790
115,195 Angel One Ltd 4,826
35,651 APL Apollo Tubes Ltd 658
23,960 Apollo Hospitals Enterprise Ltd 1,641
119,019 Ashok Leyland Ltd 260
83,786 Asian Paints Ltd 3,424
26,414 Astral Ltd 605
13,621 (d) AU Small Finance Bank Ltd 129
21,109 Aurobindo Pharma Ltd 275
35,307 (a),(d) Avenue Supermarts Ltd 1,732
1,580,739 Axis Bank Ltd 20,920
15,333 Bajaj Auto Ltd 1,252
58,912 Bajaj Finance Ltd 5,184
31,427 Bajaj Finserv Ltd 636
5,567 Bajaj Holdings & Investment Ltd 513
15,888 Balkrishna Industries Ltd 490
54,636 (d) Bandhan Bank Ltd 158
87,407 Bank of Baroda 243
63,048 Berger Paints India Ltd 458
816,153 Bharat Electronics Ltd 1,806
54,520 Bharat Forge Ltd 811
184,762 Bharat Petroleum Corp Ltd 1,001
480,924 Bharti Airtel Ltd 5,962
24,004 Britannia Industries Ltd 1,540
48,140 CG Power & Industrial Solutions Ltd 263
293,245 Cholamandalam Investment and Finance Co Ltd 4,435
43,371 Cipla Ltd 649
366,570 Coal India Ltd 1,655
31,135 Colgate-Palmolive India Ltd 946
60,997 Container Corp Of India Ltd 630
30,446 Cummins India Ltd 718
134,592 Dabur India Ltd 901
9,839 Divi's Laboratories Ltd 461
141,741 DLF Ltd 1,236
35,977 Dr Reddy's Laboratories Ltd 2,508
29,569 Eicher Motors Ltd 1,472
542,738 GAIL India Ltd 1,057
88,905 Godrej Consumer Products Ltd 1,208
26,173 (a) Godrej Properties Ltd 633
56,679 Grasim Industries Ltd 1,453
52,543 Havells India Ltd 863
207,035 HCL Technologies Ltd 3,644
7,150 (d) HDFC Asset Management Co Ltd 275
622,105 HDFC Bank Ltd 12,738
478,314 HDFC Bank Ltd (ADR) 32,100

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
211,824 (d) HDFC Life Insurance Co Ltd $ 1,646
24,411 Hero Honda Motors Ltd 1,213
447,771 Hindalco Industries Ltd 3,303
45,933 Hindustan Aeronautics Ltd 1,547
68,152 Hindustan Lever Ltd 2,181
133,040 (a) Hindustan Petroleum Corp Ltd 638
825,798 ICICI Bank Ltd 9,868
53,238 (d) ICICI Lombard General Insurance Co Ltd 908
79,336 (d) ICICI Prudential Life Insurance Co Ltd 509
738,909 (a) IDFC First Bank Ltd 789
185,742 Indian Hotels Co Ltd 978
704,064 Indian Oil Corp Ltd 1,098
46,892 Indian Railway Catering & Tourism Corp Ltd 500
71,687 Indraprastha Gas Ltd 360
63,773 IndusInd Bank Ltd 1,224
14,878 Info Edge India Ltd 918
726,903 Infosys Technologies Ltd 13,455
28,695 (a),(d) InterGlobe Aviation Ltd 1,022
642,681 ITC Ltd 3,567
29,560 Jindal Steel & Power Ltd 265
186,754 JSW Steel Ltd 1,974
85,735 Jubilant Foodworks Ltd 582
90,916 Kotak Mahindra Bank Ltd 2,083
146,584 Larsen & Toubro Ltd 6,208
292,731 (d) LTIMindtree Ltd 22,120
17,591 Lupin Ltd 280
53,748 (d) Macrotech Developers Ltd 660
579,406 Mahindra & Mahindra Ltd 12,033
113,145 Marico Ltd 746
29,690 Maruti Suzuki India Ltd 3,674
168,782 Max Healthcare Institute Ltd 1,392
16,102 Mphasis Ltd 529
422 MRF Ltd 657
9,441 Muthoot Finance Ltd 167
7,505 Nestle India Ltd 2,396
974,725 NTPC Ltd 3,642
49,607 (a) One 97 Communications Ltd 378
1,164 Page Industries Ltd 538
10,817 Persistent Systems Ltd 959
193,907 Petronet LNG Ltd 519
18,712 PI Industries Ltd 790
33,182 Pidilite Industries Ltd 1,082
237,260 (a) Piramal Pharma Ltd 396
10,171 Polycab India Ltd 670
330,909 Power Finance Corp Ltd 1,520
1,046,567 Power Grid Corp of India Ltd 2,981
111,102 REC Ltd 551
916,407 Reliance Industries Ltd 28,443
696,127 (a) Reliance Strategic Investments Ltd 1,946
508,889 Samvardhana Motherson International Ltd 623
22,113 SBI Cards & Payment Services Ltd 202
99,152 (d) SBI Life Insurance Co Ltd 1,706
1,964 Shree Cement Ltd 676
22,757 Shriram Finance Ltd 561
19,484 Siemens India Ltd 942
85,461 (d) Sona Blw Precision Forgings Ltd 661
31,641 SRF Ltd 942
146,041 State Bank of India 1,126
284,067 Sun Pharmaceutical Industries Ltd 4,297
14,223 Supreme Industries Ltd 776
1,935,985 (a) Suzlon Energy Ltd 888
26,229 Tata Communications Ltd 558
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
200,479 Tata Consultancy Services Ltd $ 9,131
121,373 Tata Consumer Products Ltd 1,584
7,219 Tata Elxsi Ltd 759
366,729 Tata Motors Ltd 3,436
314,863 Tata Power Co Ltd 1,256
1,106,396 Tata Steel Ltd 1,855
117,150 Tech Mahindra Ltd 1,790
73,976 Titan Co Ltd 3,265
22,397 Torrent Pharmaceuticals Ltd 620
39,315 Trent Ltd 1,443
22,843 Tube Investments of India Ltd 972
49,694 TVS Motor Co Ltd 1,209
25,451 Ultra Tech Cement Ltd 3,211
63,880 United Spirits Ltd 857
107,778 UPL Ltd 760
98,647 Varun Beverages Ltd 1,465
143,707 Vedanta Ltd 446
284,785 Wipro Ltd 1,615
1,005,016 (a) Yes Bank Ltd 259
1,128,426 (a) Zomato Ltd 1,675
TOTAL INDIA 328,371
INDONESIA - 0.2%
3,817,000 Adaro Energy Indonesia Tbk PT 590
1,442,400 (a) Amman Mineral Internasional PT 614
1,680,400 Astra International Tbk PT 616
12,033,800 Bank Central Asia Tbk PT 7,349
13,371,500 Bank Negara Indonesia Persero Tbk PT 4,666
82,687,393 Bank Rakyat Indonesia 30,732
5,904,297 Barito Pacific Tbk PT 510
1,516,900 Charoen Pokphand Indonesia Tbk PT 495
178,534,400 (a) GoTo Gojek Tokopedia Tbk PT 995
553,500 Indah Kiat Pulp & Paper Tbk PT 299
447,500 Indofood CBP Sukses Makmur Tbk PT 307
4,506,100 Kalbe Farma Tbk PT 471
758,249 (a) Merdeka Copper Gold Tbk PT 133
553,000 PT Aneka Tambang Tbk 61
3,069,794 PT Bank Mandiri Persero Tbk 1,206
913,800 PT Indofood Sukses Makmur Tbk 383
695,433 PT Semen Gresik Persero Tbk 289
1,625,800 PT Unilever Indonesia Tbk 373
133,500 PT United Tractors Tbk 196
3,821,800 Sarana Menara Nusantara Tbk PT 245
4,097,300 Sumber Alfaria Trijaya Tbk PT 780
10,425,600 Telkom Indonesia Persero Tbk PT 2,675
TOTAL INDONESIA 53,985
IRELAND - 0.6%
3,305,488 AIB Group plc 14,156
1,611,612 Bank of Ireland Group plc 14,631
1,271,076 CRH plc 87,908
428,877 Keywords Studios plc 9,086
493,757 Smurfit Kappa Group plc 19,573
TOTAL IRELAND 145,354
ISRAEL - 0.0%
249,295 Bank Hapoalim Ltd 2,240
318,977 Bank Leumi Le-Israel 2,567
255,553 Israel Discount Bank Ltd 1,279
30,781 Mizrahi Tefahot Bank Ltd 1,192
TOTAL ISRAEL 7,278

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
ITALY - 0.8%
421,320 (b) Amplifon S.p.A. $ 14,599
3,501,860 Davide Campari-Milano NV 39,546
9,004,841 Enel S.p.A. 66,994
78,652 Ferrari NV 26,553
640,345 Moncler S.p.A 39,426
1,882,881 PRADA S.p.A 10,766
TOTAL ITALY 197,884
JAPAN - 6.2%
87,600 Acom Co Ltd 218
353 Activia Properties, Inc 972
2,635,700 Advantest Corp 88,811
300 Aeon Mall Co Ltd 4
321,600 Aisin Seiki Co Ltd 11,211
10,008 (a) All Nippon Airways Co Ltd 217
26,000 (b) Aozora Bank Ltd 564
301,500 Asahi Intecc Co Ltd 6,114
210,079 Asahi Kasei Corp 1,550
460,000 BayCurrent Consulting, Inc 16,103
334,685 Central Japan Railway Co 8,494
37,600 Century Leasing System, Inc 406
116,400 Chiba Bank Ltd 839
149,800 Chubu Electric Power Co, Inc 1,934
225,700 Concordia Financial Group Ltd 1,029
214,700 Daifuku Co Ltd 4,329
236,800 Dai-ichi Life Holdings, Inc 5,023
2,590,691 Daiichi Sankyo Co Ltd 70,925
95,031 Daikin Industries Ltd 15,416
7,600 Daito Trust Construction Co Ltd 880
348 Daiwa House REIT Investment Corp 621
317,200 (a) Daiwa Securities Group, Inc 2,129
81,200 Disco Corp 20,054
139,886 East Japan Railway Co 8,052
505,600 ENEOS Holdings, Inc 2,005
20,200 Fast Retailing Co Ltd 4,995
37,800 Fukuoka Financial Group, Inc 889
178,499 GMO Payment Gateway, Inc 12,371
257,000 (a) Hitachi Construction Machinery Co Ltd 6,765
1,578,664 (a) Hitachi Ltd 113,553
167,900 (b) Hulic Co Ltd 1,754
812 Hulic Reit, Inc 859
177,685 Idemitsu Kosan Co Ltd 965
4,143,800 Infomart Corp 14,531
155,774 (b) Inpex Holdings, Inc 2,085
8 (b) Invincible Investment Corp 3
88,800 Japan Post Bank Co Ltd 904
345,900 Japan Post Holdings Co Ltd 3,088
49,400 Japan Post Insurance Co Ltd 877
4 Japan Retail Fund Investment Corp 3
32,573 JSR Corp 927
141,500 Kansai Electric Power Co, Inc 1,878
315,700 KDDI Corp 10,014
284 Kenedix Realty Investment Corp 323
28,000 Kyoto Financial Group, Inc 435
203,700 Mebuki Financial Group, Inc 618
524,400 Mitsubishi Corp 8,353
758,900 Mitsubishi Electric Corp 10,734
396,573 Mitsubishi Estate Co Ltd 5,436
9,677,900 Mitsubishi UFJ Financial Group, Inc 83,057
88,400 Mitsubishi UFJ Lease & Finance Co Ltd 592
1,035,300 Mitsui & Co Ltd 38,786
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,350 Mitsui Fudosan Co Ltd $ 204
1,306 Mitsui Fudosan Logistics Park, Inc 4,233
97,700 Mitsui Sumitomo Insurance Group Holdings, Inc 3,841
529,600 Mizuho Financial Group, Inc 9,034
1,410,800 MonotaRO Co Ltd 15,351
308 Mori Hills REIT Investment Corp 306
953,400 Murata Manufacturing Co Ltd 20,147
1,227,200 Nikon Corp 12,113
3,041,500 Nintendo Co Ltd 158,261
131,700 Nippon Paint Co Ltd 1,062
6,162,500 Nippon Telegraph & Telephone Corp 7,525
690,400 (a) Nomura Holdings, Inc 3,109
836 Nomura Real Estate Master Fund, Inc 978
133,895 OJI Paper Co Ltd 515
128,811 Omron Corp 5,994
1,193,100 Oriental Land Co Ltd 44,345
288,300 ORIX Corp 5,415
565 Orix JREIT, Inc 667
111,900 Osaka Securities Exchange Co Ltd 2,362
200,200 Otsuka Holdings Co Ltd 7,487
167,200 PALTAC Corp 5,281
1,895,300 Recruit Holdings Co Ltd 79,245
459,200 Resona Holdings, Inc 2,328
51,800 SBI Holdings, Inc 1,163
149,600 Sekisui House Ltd 3,316
694,000 Seven & I Holdings Co Ltd 27,447
129,500 Seven Bank Ltd 275
311,898 (a) SHIFT, Inc 78,999
245,200 Shin-Etsu Chemical Co Ltd 10,255
91,500 Shizuoka Financial Group, Inc 774
73,700 Sompo Holdings, Inc 3,606
1,587,265 Sony Corp 150,207
3,568 Star Asia Investment Corp 1,456
4,477,600 Sumco Corp 66,981
88,001 Sumitomo Heavy Industries Ltd 2,212
1,698,501 Sumitomo Mitsui Financial Group, Inc 82,649
148,400 Sumitomo Mitsui Trust Holdings, Inc 2,842
20 Sumitomo Realty & Development Co Ltd 1
118,000 T&D Holdings, Inc 1,873
19,782 Taiyo Nippon Sanso Corp 528
429,400 Takeda Pharmaceutical Co Ltd 12,314
644,897 TechnoPro Holdings, Inc 16,929
415,600 Tokio Marine Holdings, Inc 10,349
297,600 (a) Tokyo Electric Power Co, Inc 1,557
141,300 Tokyo Electron Ltd 25,115
157,100 Tokyo Gas Co Ltd 3,604
272,600 Tokyo Tatemono Co Ltd 4,071
240,501 Toray Industries, Inc 1,246
6,958,910 (a) Toyota Motor Corp 127,513
518 United Urban Investment Corp 529
TOTAL JAPAN 1,620,309
KOREA, REPUBLIC OF - 1.2%
6,228 (a) Amorepacific Corp 699
1,315 (a) Celltrion Pharm Inc 94
27,317 Celltrion, Inc 4,266
1,735 CJ CheilJedang Corp 436
5,213 (a) CosmoAM&T Co Ltd 591
11,729 (a) Coway Co Ltd 519
12,107 (a) Daewoo International Corp 582
4,920 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 96
10,102 (a) Dongbu Insurance Co Ltd 654

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,008 Doosan Bobcat, Inc $ 468
36,600 (a) Doosan Heavy Industries and Construction Co Ltd 450
8,083 (a) Ecopro BM Co Ltd 1,793
4,321 (a) Ecopro Co Ltd 2,153
3,011 (a) F&F Co Ltd 208
12,047 GS Holdings Corp 381
24,250 Hana Financial Group, Inc 814
15,737 (a) Hankook Tire & Technology Co Ltd 553
544 Hanmi Pharm Co Ltd 148
9,829 (a) Hanmi Semiconductor Co Ltd 467
34,770 Hanon Systems 196
24,182 (a) Hanwha Chemical Corp 735
3,805 HD Hyundai Co Ltd 187
4,699 (a) HD Hyundai Heavy Industries Co Ltd 469
23,938 (a) HLB, Inc 938
19,357 (a) HMM Co Ltd 294
4,237 (a) Honam Petrochemical Corp 502
6,462 (a) Hotel Shilla Co Ltd 327
4,460 (a) HYBE Co Ltd 805
119,586 Hynix Semiconductor, Inc 13,051
6,230 (a) Hyundai Engineering & Construction Co Ltd 168
3,996 (a) Hyundai Glovis Co Ltd 592
3,506 (a) Hyundai Heavy Industries 328
1,844 (a) Hyundai Mipo Dockyard 121
13,257 Hyundai Mobis 2,429
30,103 Hyundai Motor Co 4,735
8,305 Hyundai Motor Co Ltd (2nd Preference) 735
5,506 Hyundai Motor Co Ltd (Preference) 484
13,130 (a) Hyundai Steel Co 370
21,817 (a) Industrial Bank of Korea 201
6,047 (a) JYP Entertainment Corp 474
67,987 (a) Kakao Corp 2,852
13,449 (a) KakaoBank Corp 296
5,138 (a) Kakaopay Corp 195
17,617 (a) Kangwon Land, Inc 218
161,952 KB Financial Group, Inc 6,757
57,144 (a) Kia Motors Corp 4,419
15,881 (a) Korea Aerospace Industries Ltd 615
20,528 Korea Electric Power Corp 301
2,984 (a) Korea Investment Holdings Co Ltd 141
1,696 Korea Zinc Co Ltd 653
40,191 (a) Korean Air Lines Co Ltd 743
6,169 (a),(d) Krafton, Inc 924
5,263 KT Corp 140
22,761 KT&G Corp 1,533
6,966 (a) Kum Yang Co Ltd 584
1,361 (a) Kumho Petrochemical Co Ltd 140
6,321 (a) L&F Co Ltd 992
10,723 (a) LG Chem Ltd 4,124
1,719 (a) LG Chem Ltd (Preference) 413
20,541 (a) LG Corp 1,365
50,345 LG Display Co Ltd 496
23,172 LG Electronics, Inc 1,822
6,259 (a) LG Energy Solution Ltd 2,066
1,929 (a) LG Household & Health Care Ltd 530
3,105 (a) LG Innotek Co Ltd 575
18,879 LG Telecom Ltd 150
22,598 (a) Meritz Financial Group, Inc 1,034
17,668 (a) Mirae Asset Daewoo Co Ltd 104
28,715 Naver Corp 4,968
3,129 (a) NCSoft Corp 582
5,595 (a),(d) Netmarble Corp 251
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,016 (a) Orion Corp/Republic of Korea $ 450
6,947 (a) Pearl Abyss Corp 208
16,358 POSCO 6,290
11,726 (a) POSCO DX Co Ltd 670
7,496 (a) POSCO Future M Co Ltd 2,070
5,283 (a),(d) Samsung Biologics Co Ltd 3,108
17,772 (a) Samsung C&T Corp 1,783
12,165 (a) Samsung Electro-Mechanics Co Ltd 1,441
3,045,647 Samsung Electronics Co Ltd 184,861
180,273 Samsung Electronics Co Ltd (Preference) 8,687
12,813 (a) Samsung Engineering Co Ltd 287
6,825 (a) Samsung Fire & Marine Insurance Co Ltd 1,391
138,616 (a) Samsung Heavy Industries Co Ltd 831
17,479 Samsung Life Insurance Co Ltd 935
18,535 Samsung SDI Co Ltd 6,748
8,420 (a) Samsung SDS Co Ltd 1,107
4,443 Samsung Securities Co Ltd 132
7,721 (a) Samsung Techwin Co Ltd 745
99,299 Shinhan Financial Group Co Ltd 3,079
4,665 (a) SK Biopharmaceuticals Co Ltd 362
1,817 (a) SK Bioscience Co Ltd 101
5,591 (a),(d) SK IE Technology Co Ltd 340
6,389 (a) SK Innovation Co Ltd 691
7,629 (a) SK Square Co Ltd 310
4,927 SK Telecom Co Ltd 191
8,198 SK, Inc 1,128
3,779 (a) SKC Co Ltd 264
11,788 S-Oil Corp 635
49,784 Woori Financial Group, Inc 501
8,668 (a) Woori Investment & Securities Co Ltd 69
4,648 (a) Yuhan Corp 248
TOTAL KOREA, REPUBLIC OF 313,159
KUWAIT - 0.0%
364,640 Agility Public Warehousing Co KSC 604
107,370 Boubyan Bank KSCP 210
157,189 Gulf Bank KSCP 144
673,458 Kuwait Finance House KSCP 1,590
148,555 Mabanee Co SAK 407
488,697 Mobile Telecommunications Co KSCP 806
628,651 National Bank of Kuwait SAKP 1,829
TOTAL KUWAIT 5,590
LUXEMBOURG - 0.1%
714,109 (a) BK LC Lux Finco 2 Sarl 34,799
11,120 Reinet Investments S.C.A 283
TOTAL LUXEMBOURG 35,082
MALAYSIA - 0.1%
142,800 AMMB Holdings BHD 125
197,043 Axiata Group Bhd 102
519,179 Bumiputra-Commerce Holdings BHD 661
994,600 Dialog Group Bhd 448
290,600 Digi.Com BHD 258
390,272 Gamuda BHD 390
470,300 Genting BHD 473
639,200 Genting Malaysia BHD 374
46,800 Hong Leong Bank BHD 192
170,900 IHH Healthcare Bhd 224
497,400 Inari Amertron Bhd 325
490,500 IOI Corp BHD 419
99,330 Kuala Lumpur Kepong BHD 471

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
451,529 Malayan Banking BHD $ 873
178,260 Malaysia Airports Holdings Bhd 286
196,800 Maxis Bhd 165
381,000 MISC Bhd 604
500,250 (d) MR DIY Group M Bhd 158
10,400 Nestle Malaysia Bhd 266
622,100 Petronas Chemicals Group Bhd 969
86,900 Petronas Dagangan BHD 413
223,600 Petronas Gas BHD 847
117,780 PPB Group BHD 371
291,400 Press Metal Aluminium Holdings Bhd 305
1,188,400 Public Bank Bhd 1,109
173,450 QL Resources Bhd 216
116,039 RHB Capital BHD 138
621,500 Sime Darby BHD 318
414,100 Sime Darby Plantation Bhd 401
106,841 Telekom Malaysia BHD 129
597,100 Tenaga Nasional BHD 1,305
TOTAL MALAYSIA 13,335
MEXICO - 0.4%
662,800 (b) Alfa S.A. de C.V. (Class A) 532
1,562,600 America Movil SAB de C.V. 1,448
111,200 (b) Arca Continental SAB de C.V. 1,214
63,800 (d) Banco del Bajio S.A. 213
3,300,594 (a),(b) Cemex S.A. de C.V. 2,570
114,465 Coca-Cola Femsa SAB de C.V. 1,085
625,100 Fibra Uno Administracion S.A. de C.V. 1,125
414,400 (b) Fomento Economico Mexicano S.A. de C.V. 5,393
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 48,539
37,875 (b) Gruma SAB de C.V. 694
61,200 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 648
83,100 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,451
40,640 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,191
284,900 (b) Grupo Bimbo S.A. de C.V. (Series A) 1,442
131,800 (b) Grupo Carso S.A. de C.V. (Series A1) 1,472
1,251,500 Grupo Financiero Banorte S.A. de C.V. 12,585
145,727 (a) Grupo Financiero Inbursa S.A. 401
876,200 Grupo Mexico S.A. de C.V. (Series B) 4,860
22,695 (a),(b) Industrias Penoles S.A. de C.V. 332
322,100 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 724
261,800 (b) Operadora De Sites Mexicanos SAB de C.V. 369
217,200 (b) Orbia Advance Corp SAB de C.V. 481
145,500 ProLogis Property Mexico S.A. de C.V. 692
37,565 Promotora y Operadora de Infraestructura SAB de C.V. 406
11,140 Southern Copper Corp 959
30,568 Ternium S.A. (ADR) 1,298
1,106,000 Wal-Mart de Mexico SAB de C.V. 4,661
TOTAL MEXICO 96,785
NETHERLANDS - 2.0%
10,570 (a),(d) Adyen NV 13,645
25,451 (a) Argenx SE 9,651
18,995 (a) Argenx SE 7,225
197,166 ASML Holding NV 148,838
122,379 (d) Euronext NV 10,636
375,581 Heineken NV 38,159
7,653,926 ING Groep NV 114,767
613,597 Koninklijke KPN NV 2,114
5,218,864 Shell plc 170,835
TOTAL NETHERLANDS 515,870
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
NORWAY - 0.5%
676,678 Aker BP ASA $ 19,656
3,354,061 Equinor ASA 106,297
193,752 Gjensidige Forsikring ASA 3,575
669,644 Norsk Hydro ASA 4,501
TOTAL NORWAY 134,029
PERU - 0.0%
72,267 (b) Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,101
5,600 Credicorp Ltd 840
TOTAL PERU 1,941
PHILIPPINES - 0.0%
352,740 Aboitiz Equity Ventures, Inc 284
19,700 Ayala Corp 242
1,475,370 Ayala Land, Inc 917
164,624 Bank of the Philippine Islands 308
196,610 BDO Unibank, Inc 463
220,480 International Container Term Services, Inc 983
520,055 JG Summit Holdings (Series B) 358
95,310 Jollibee Foods Corp 433
66,700 Manila Electric Co 481
133,823 Metropolitan Bank & Trust 124
6,800 PLDT, Inc 157
5,826,950 Robinsons Retail Holdings, Inc 4,172
19,810 SM Investments Corp 312
2,243,300 SM Prime Holdings 1,333
187,610 Universal Robina Corp 400
TOTAL PHILIPPINES 10,967
POLAND - 0.0%
111,847 (a),(d) Allegro.eu S.A. 947
14,845 Bank Pekao S.A. 574
2,787 Bank Zachodni WBK S.A. 347
1,173 (a) BRE Bank S.A. 160
2,723 Budimex S.A. 433
13,734 CD Projekt S.A. 402
40,178 Cyfrowy Polsat S.A. 126
3,915 (a),(d) Dino Polska S.A. 458
10,715 KGHM Polska Miedz S.A. 334
234 LPP S.A. 963
192,369 (a) PGE Polska Grupa Energetyczna S.A. 424
138,032 Polski Koncern Naftowy Orlen S.A. 2,298
211,659 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 2,708
130,601 Powszechny Zaklad Ubezpieczen S.A. 1,569
TOTAL POLAND 11,743
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 19,092
TOTAL PORTUGAL 19,092
QATAR - 0.0%
452,885 Barwa Real Estate Co 358
259,860 Commercial Bank PSQC 425
426,751 Dukhan Bank 468
338,935 Industries Qatar QSC 1,199
452,158 Masraf Al Rayan QSC 322
890,470 Mesaieed Petrochemical Holding Co 433
194,748 Ooredoo QPSC 583
100,454 Qatar Electricity & Water Co QSC 499
151,904 Qatar Fuel QSC 682
589,930 Qatar Gas Transport Co Ltd 560

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
72,345 Qatar International Islamic Bank QSC $ 209
133,102 Qatar Islamic Bank SAQ 764
378,964 Qatar National Bank QPSC 1,670
TOTAL QATAR 8,172
ROMANIA - 0.0%
108,612 NEPI Rockcastle NV 750
TOTAL ROMANIA 750
RUSSIA - 0.0%
12,672 (a),(b),(f) Ozon Holdings plc (ADR) 0 ^
211,169 (a),(f) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
20,643 ACWA Power Co 1,415
24,249 Advanced Petrochemical Co 255
671,978 Al Rajhi Bank 15,581
712,652 Alinma Bank 7,359
55,648 Almarai Co JSC 834
54,472 Arab National Bank 368
5,110 Arabian Internet & Communications Services Co 472
39,030 Bank AlBilad 467
29,288 (a) Bank Al-Jazira 146
47,436 Banque Saudi Fransi 506
17,937 Bupa Arabia for Cooperative Insurance Co 1,020
16,022 Co for Cooperative Insurance 557
7,502 Dallah Healthcare Co 343
46,635 (a) Dar Al Arkan Real Estate Development Co 173
47,636 Dr Sulaiman Al Habib Medical Services Group Co 3,605
5,328 Elm Co 1,157
84,815 Etihad Etisalat Co 1,117
124,222 Jarir Marketing Co 518
98,025 Mobile Telecommunications Co Saudi Arabia 369
87,378 Mouwasat Medical Services Co 2,604
8,661 Nahdi Medical Co 316
65,946 (a) National Industrialization Co 216
16,723 Power & Water Utility Co for Jubail & Yanbu 279
103,610 (a) Rabigh Refining & Petrochemical Co 288
118,741 Riyad Bank 903
51,805 SABIC Agri-Nutrients Co 1,908
76,876 Sahara International Petrochemical Co 697
168,174 (a) Saudi Arabian Mining Co 1,976
600,849 (d) Saudi Arabian Oil Co 5,290
10,890 Saudi Aramco Base Oil Co 411
81,337 Saudi Awwal Bank 815
199,771 Saudi Basic Industries Corp 4,435
188,421 Saudi Electricity Co 952
78,035 Saudi Industrial Investment Group 461
35,266 Saudi Investment Bank 149
157,481 (a) Saudi Kayan Petrochemical Co 456
512,807 Saudi National Bank 5,289
7,066 (a) Saudi Research & Media Group 322
3,842 Saudi Tadawul Group Holding Co 188
443,862 Saudi Telecom Co 4,791
56,983 Savola Group 568
61,427 Yanbu National Petrochemical Co 622
TOTAL SAUDI ARABIA 70,198
SINGAPORE - 0.1%
607,800 Ascendas REIT 1,394
28,001 CapitaLand Ascott Trust 21
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
491,142 Capitaland Investment Ltd $ 1,174
72,904 CapitaMall Trust 114
394,000 DBS Group Holdings Ltd 9,964
725,861 Oversea-Chinese Banking Corp 7,142
176,500 Singapore Exchange Ltd 1,313
1,541,800 Singapore Telecommunications Ltd 2,886
258,216 United Overseas Bank Ltd 5,573
TOTAL SINGAPORE 29,581
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 614
9,856 Anglo American Platinum Ltd 517
202,947 Anglo American plc 5,079
79,255 (b) Aspen Pharmacare Holdings Ltd 884
72,571 Bid Corp Ltd 1,693
61,686 Bidvest Group Ltd 851
49,188 Capitec Bank Holdings Ltd 5,488
50,352 Clicks Group Ltd 897
112,811 Discovery Ltd 886
30,490 Exxaro Resources Ltd 342
1,075,159 FirstRand Ltd 4,313
171,930 Gold Fields Ltd 2,609
66,502 Harmony Gold Mining Co Ltd 433
300,620 (b) Impala Platinum Holdings Ltd 1,493
5,054 Kumba Iron Ore Ltd 169
138,843 MTN Group Ltd 877
41,767 (a) Naspers Ltd 7,149
36,087 Nedbank Group Ltd 426
46,779 Northam Platinum Holdings Ltd 359
1,047,185 Old Mutual Ltd 748
173,339 OUTsurance Group Ltd 398
414,483 (d) Pepkor Holdings Ltd 445
102,604 Remgro Ltd 911
388,156 Sanlam Ltd 1,545
126,670 Sasol Ltd 1,276
41,012 Shoprite Holdings Ltd 617
466,421 Sibanye Stillwater Ltd 625
813,417 Standard Bank Group Ltd 9,254
139,758 Vodacom Group Ltd 810
200,363 Woolworths Holdings Ltd 791
TOTAL SOUTH AFRICA 52,499
SPAIN - 0.5%
287,054 Amadeus IT Holding S.A. 20,617
8,624,847 Banco Bilbao Vizcaya Argentaria S.A. 78,609
3,364,702 CaixaBank S.A. 13,857
796,195 Iberdrola S.A. 10,444
278,126 Industria de Diseno Textil S.A. 12,136
108,528 (a),(b),(f) Let's GOWEX S.A. 1
16,859 Merlin Properties Socimi S.A. 187
1,033,594 Telefonica S.A. 4,041
TOTAL SPAIN 139,892
SWEDEN - 0.4%
1,087,959 Assa Abloy AB 31,354
126,224 (d) Evolution AB 15,035
392,102 (a),(b) Fastighets AB Balder 2,781
1,231,856 Sandvik AB 26,762
26,421 (a) SAS AB 0 ^
1,379,869 Skandinaviska Enskilda Banken AB (Class A) 19,043
TOTAL SWEDEN 94,975

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
SWITZERLAND - 1.2%
107,799 Alcon, Inc $ 8,434
104,977 Cie Financiere Richemont S.A. 14,500
155,409 DSM-Firmenich AG. 15,804
4,635 Givaudan S.A. 19,220
211,718 Lonza Group AG. 89,257
413,419 Novartis AG. 41,760
1,424,889 (a) On Holding AG. 38,429
10,209 PSP Swiss Property AG. 1,427
82,683 (a) Sandoz Group AG. 2,660
9,242 Sonova Holdings AG 3,023
10,209 Swiss Prime Site AG. 1,091
816,244 UBS Group AG 25,354
71,414 Zurich Insurance Group AG 37,337
TOTAL SWITZERLAND 298,296
TAIWAN - 1.9%
109,571 Accton Technology Corp 1,862
630,000 Acer, Inc 1,102
100,725 Advantech Co Ltd 1,219
16,000 Alchip Technologies Ltd 1,700
671,000 ASE Technology Holding Co Ltd 2,940
191,000 Asia Cement Corp 258
154,000 Asustek Computer, Inc 2,451
1,440,800 AU Optronics Corp 851
127,189 Catcher Technology Co Ltd 803
2,037,585 Cathay Financial Holding Co Ltd 3,036
123,306 Chailease Holding Co Ltd 775
409,001 Chang Hwa Commercial Bank 238
431,000 Cheng Shin Rubber Industry Co Ltd 630
239,000 China Airlines 168
1,294,844 China Development Financial Holding Corp 529
1,907,000 China Steel Corp 1,677
7,768,000 Chinatrust Financial Holding Co 7,168
826,000 Chunghwa Telecom Co Ltd 3,232
922,000 Compal Electronics, Inc 1,194
929,727 Dadi Early-Childhood Education Group Ltd 1,533
424,000 Delta Electronics, Inc 4,324
185,142 E Ink Holdings, Inc 1,185
3,071,918 E.Sun Financial Holding Co Ltd 2,581
867,000 Eclat Textile Co Ltd 15,844
14,000 eMemory Technology, Inc 1,113
229,000 Eva Airways Corp 234
234,292 Evergreen Marine Corp Taiwan Ltd 1,094
684,000 Far Eastern Textile Co Ltd 695
139,000 Far EasTone Telecommunications Co Ltd 361
114,245 Feng TAY Enterprise Co Ltd 651
886,715 First Financial Holding Co Ltd 791
758,000 Formosa Chemicals & Fibre Corp 1,538
270,391 Formosa Petrochemical Corp 711
840,000 Formosa Plastics Corp 2,167
1,698,978 Fubon Financial Holding Co Ltd 3,584
826,234 Fuhwa Financial Holdings Co Ltd 742
111,000 Gigabyte Technology Co Ltd 958
19,000 Global Unichip Corp 1,074
48,000 Globalwafers Co Ltd 916
2,732,000 Hon Hai Precision Industry Co, Ltd 9,295
1,934,278 Hota Industrial Manufacturing Co Ltd 3,759
64,280 Hotai Motor Co Ltd 1,483
696,069 Hua Nan Financial Holdings Co Ltd 507
1,931,587 InnoLux Display Corp 898
581,000 Inventec Co Ltd 995
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,604 Largan Precision Co Ltd $ 2,111
441,000 Lite-On Technology Corp 1,675
333,242 MediaTek, Inc 11,004
2,597,515 Mega Financial Holding Co Ltd 3,314
157,000 Micro-Star International Co Ltd 1,042
17,040 momo.com, Inc 282
1,041,000 Nan Ya Plastics Corp 2,254
48,000 Nan Ya Printed Circuit Board Corp 393
269,000 Nanya Technology Corp 683
34,000 Nien Made Enterprise Co Ltd 391
127,000 Novatek Microelectronics Corp Ltd 2,136
436,000 Pegatron Corp 1,239
18,000 (a) PharmaEssentia Corp 203
477,000 Pou Chen Corp 480
638,000 Powerchip Semiconductor Manufacturing Corp 611
130,522 President Chain Store Corp 1,146
590,000 Quanta Computer, Inc 4,295
106,000 Realtek Semiconductor Corp 1,626
312,679 Ruentex Development Co Ltd 384
306,791 Shanghai Commercial & Savings Bank Ltd 468
2,776,684 Shin Kong Financial Holding Co Ltd 800
848,796 SinoPac Financial Holdings Co Ltd 544
259,000 Synnex Technology International Corp 592
907,806 Taishin Financial Holdings Co Ltd 535
467,968 Taiwan Business Bank 209
561,579 Taiwan Cement Corp 637
836,122 Taiwan Cooperative Financial Holding Co Ltd 727
391,000 Taiwan High Speed Rail Corp 391
366,000 Taiwan Mobile Co Ltd 1,176
17,174,100 Taiwan Semiconductor Manufacturing Co Ltd 329,254
192,025 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 19,971
299,000 Unimicron Technology Corp 1,708
1,082,450 Uni-President Enterprises Corp 2,626
2,479,000 United Microelectronics Corp 4,224
200,000 Vanguard International Semiconductor Corp 530
14,000 Voltronic Power Technology Corp 779
609,650 Walsin Lihwa Corp 766
131,810 Wan Hai Lines Ltd 236
677,688 Winbond Electronics Corp 671
569,000 Wistron Corp 1,820
21,000 Wiwynn Corp 1,243
345,640 WPG Holdings Ltd 918
73,739 Yageo Corp 1,432
142,000 Yang Ming Marine Transport 237
148,000 Zhen Ding Technology Holding Ltd 525
TOTAL TAIWAN 499,154
THAILAND - 0.1%
98,300 Advanced Info Service PCL 625
926,500 Airports of Thailand PCL 1,621
1,139,400 Asset World Corp PCL 119
914,400 Bangkok Dusit Medical Services PCL 743
1,417,000 Bangkok Expressway & Metro PCL 330
2,407,000 Banpu PCL (Foreign) 478
204,400 Berli Jucker PCL 149
1,489,090 BTS Group Holdings PCL 316
48,000 Bumrungrad Hospital PCL 312
433,000 Central Pattana PCL 882
367,975 Central Retail Corp PCL 442
787,900 Charoen Pokphand Foods PCL 451
479,700 CP ALL plc 786
440,200 CP Axtra PCL 348

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
680,500 Delta Electronics Thailand PCL $ 1,749
337,097 Energy Absolute PCL 436
135,000 Global Power Synergy PCL 191
619,530 Gulf Energy Development PCL 806
1,146,300 Home Product Center PCL 392
346,200 Indorama Ventures PCL 276
206,900 Intouch Holdings PCL (Class F) 433
48,000 Kasikornbank PCL (Foreign) 190
788,300 Krung Thai Bank PCL 424
178,100 Krungthai Card PCL 227
1,773,700 Land and Houses PCL 423
702,400 Minor International PCL 606
120,000 Muangthai Capital PCL 158
255,200 Osotspa PCL 164
361,400 PTT Exploration & Production PCL 1,574
494,700 PTT Global Chemical PCL 557
611,700 PTT Oil & Retail Business PCL 342
2,388,700 PTT PCL 2,502
195,500 SCB X PCL 598
248,700 SCG Packaging PCL 262
169,400 Siam Cement PCL 1,517
354,302 Thai Oil PCL 555
5,856,200 TMB Bank PCL (Foreign) 286
895,726 True Corp PCL 132
TOTAL THAILAND 22,402
TURKEY - 0.1%
2,512,530 Akbank TAS 3,107
305,058 Aselsan Elektronik Sanayi Ve Ticaret AS 466
100,389 BIM Birlesik Magazalar AS 1,024
102,216 Eregli Demir ve Celik Fabrikalari TAS 142
14,534 Ford Otomotiv Sanayi AS 365
81,798 Haci Omer Sabanci Holding AS 167
243,208 (a) Hektas Ticaret TAS 166
165,299 KOC Holding AS 794
73,442 Koza Altin Isletmeleri AS 49
8,169 (a) Pegasus Hava Tasimaciligi AS. 180
281,700 (a) Sasa Polyester Sanayi AS 348
27,860 Tofas Turk Otomobil Fabrik 198
117,015 (a) Turk Hava Yollari AO 906
268,740 Turkcell Iletisim Hizmet AS 511
3,721,769 Turkiye Is Bankasi (Series C) 2,941
223,170 Turkiye Petrol Rafinerileri AS 1,081
278,201 Turkiye Sise ve Cam Fabrikalari AS 432
277,144 Yapi ve Kredi Bankasi 183
TOTAL TURKEY 13,060
UNITED ARAB EMIRATES - 0.1%
236,513 Abu Dhabi Commercial Bank PJSC 591
117,357 Abu Dhabi Islamic Bank PJSC 324
718,017 Abu Dhabi National Oil Co for Distribution PJSC 723
833,246 Aldar Properties PJSC 1,214
545,572 Americana Restaurants International plc 465
234,481 Dubai Islamic Bank PJSC 365
1,458,502 Emaar Properties PJSC 3,145
155,811 Emirates NBD Bank PJSC 734
752,109 Emirates Telecommunications Group Co PJSC 4,022
363,398 First Abu Dhabi Bank PJSC 1,381
836,592 (a) Multiply Group PJSC 724
5,358 (a),(f) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 13,688
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
UNITED KINGDOM - 2.5%
579,471 Allfunds Group PLC $ 4,120
96,009 AngloGold Ashanti UK Ltd 1,844
1,293,488 Ashtead Group plc 89,907
1,235,588 AstraZeneca plc 166,668
1,994,150 Beazley plc 13,252
132,749 Big Yellow Group plc 2,067
7,628,340 BP plc 45,221
647,097 British American Tobacco plc 18,934
306,346 British Land Co plc 1,557
96,335 (a) Coca-Cola Europacific Partners plc 6,429
811,783 Compass Group plc 22,213
2,040,828 (d) ConvaTec Group plc 6,351
2,971,182 (a) Darktrace plc 13,861
308,987 Dechra Pharmaceuticals plc 15,185
40,844 Derwent London plc 1,228
491,175 Diageo plc 17,827
1,927,917 Electrocomponents plc 20,124
856,139 Fevertree Drinks plc 11,448
204,229 Great Portland Estates plc 1,093
2,752,338 Informa plc 27,376
224,652 Land Securities Group plc 2,016
6,384,971 Lloyds TSB Group plc 3,873
285,097 London Stock Exchange Group plc 33,702
8,281,993 Man Group plc 24,555
1,200,270 National Grid plc 16,169
34,186 (a),(d) Pepco Group NV 226
767,979 RELX plc 30,429
163,382 Safestore Holdings plc 1,840
198,898 Scottish & Southern Energy plc 4,695
263,090 Segro plc 2,967
1,894,292 Standard Chartered plc 16,075
5,371,958 Tritax Big Box REIT plc 11,528
414,697 Unilever plc 20,076
5,146,672 Vodafone Group plc 4,495
TOTAL UNITED KINGDOM 659,351
UNITED STATES - 63.8%
19,448 3M Co 2,126
358,392 Abbott Laboratories 39,448
488,666 AbbVie, Inc 75,729
269,013 (a) Adobe, Inc 160,493
1,124,940 (a) Advanced Micro Devices, Inc 165,827
30,751 Aflac, Inc 2,537
89,397 Agilent Technologies, Inc 12,429
11,908 Agree Realty Corp 750
3,620 Air Products & Chemicals, Inc 991
27,500 Albemarle Corp 3,973
63,384 Alexandria Real Estate Equities, Inc 8,035
27,278 (a) Align Technology, Inc 7,474
459,521 Alliant Energy Corp 23,573
59,738 (a) Alnylam Pharmaceuticals, Inc 11,434
1,961,559 (a) Alphabet, Inc 276,443
1,876,985 (a) Alphabet, Inc (Class A) 262,196
656,323 (a) Altimmune, Inc 7,384
321,008 Altria Group, Inc 12,949
4,699,660 (a) Amazon.com, Inc 714,066
274,777 Ameren Corp 19,877
310,989 American Electric Power Co, Inc 25,259
245,290 American Express Co 45,953
290,408 American Homes 4 Rent 10,443
514,022 American International Group, Inc 34,825

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
85,319 American Tower Corp $ 18,419
92,508 Americold Realty Trust, Inc 2,800
73,445 Ameriprise Financial, Inc 27,897
73,948 AmerisourceBergen Corp 15,187
240,255 Ametek, Inc 39,616
143,132 Amgen, Inc 41,225
2,369,538 (a) Antero Resources Corp 53,741
4,872,329 (g) Apple, Inc 938,070
458,294 (a) Arch Capital Group Ltd 34,038
87,090 Ares Management Corp 10,357
1,902,273 AT&T, Inc 31,920
76,663 (a),(b) Atlas Energy Solutions, Inc 1,320
267,182 (a) Atlassian Corp Ltd 63,552
1,766 (a) Autozone, Inc 4,566
47,127 AvalonBay Communities, Inc 8,823
206,673 Baker Hughes Co 7,064
115,230 Ball Corp 6,628
642,535 Bank of America Corp 21,634
593,668 Bank of New York Mellon Corp 30,900
120,988 Becton Dickinson & Co 29,501
392,294 (a) Berkshire Hathaway, Inc 139,916
43,425 (a) BJ's Wholesale Club Holdings, Inc 2,895
36,612 BlackRock, Inc 29,722
13,693 Blackstone, Inc 1,793
1,074,976 (a) Block, Inc 83,149
510,970 (a) Boeing Co 133,189
6,303 (a) Booking Holdings, Inc 22,358
23,485 Boston Properties, Inc 1,648
2,016,266 (a) Boston Scientific Corp 116,560
82,704 Bristol-Myers Squibb Co 4,244
252,850 Broadcom, Inc 282,244
709 Capital One Financial Corp 93
1,465,314 Carrier Global Corp 84,182
99,464 (a) Catalent, Inc 4,469
494,572 Caterpillar, Inc 146,230
193,402 Celanese Corp (Series A) 30,049
21,846 (a) Centene Corp 1,621
221,237 Centerpoint Energy, Inc 6,321
586,747 Charles Schwab Corp 40,368
51,087 (a) Charter Communications, Inc 19,856
274,083 Cheniere Energy, Inc 46,789
222,417 Chesapeake Energy Corp 17,113
252,409 Chevron Corp 37,649
3,434 (a) Chipotle Mexican Grill, Inc (Class A) 7,853
195,904 Chubb Ltd 44,274
57,179 Cigna Group 17,122
20,430 Citigroup, Inc 1,051
354,748 Citizens Financial Group, Inc 11,756
823,508 (a) Cleveland-Cliffs, Inc 16,816
99,917 CME Group, Inc 21,043
2,616,223 Coca-Cola Co 154,174
160,291 Colgate-Palmolive Co 12,777
988,467 Comcast Corp (Class A) 43,344
699,081 ConocoPhillips 81,142
60,128 Constellation Brands, Inc (Class A) 14,536
84,696 Constellation Energy Corp 9,900
5,000 Cooper Cos, Inc 1,892
498,967 Corebridge Financial, Inc 10,808
1,829,904 Corteva, Inc 87,689
385,729 Costco Wholesale Corp 254,612
8,935 (a) Coty, Inc 111
179,248 Crown Castle, Inc 20,648
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
914,187 Crown Holdings, Inc $ 84,187
93,311 CSL Ltd 18,191
65,359 CSX Corp 2,266
263,866 CVS Health Corp 20,835
153,670 Danaher Corp 35,550
12,590 Darden Restaurants, Inc 2,069
672,822 (a) Datadog, Inc 81,667
129,619 Deere & Co 51,831
212,655 Delta Air Lines, Inc 8,555
25,000 Dentsply Sirona, Inc 890
251,977 (a) DexCom, Inc 31,268
674,597 Diamondback Energy, Inc 104,617
41,625 Digital Realty Trust, Inc 5,602
192,548 Discover Financial Services 21,642
40,072 (a) DISH Network Corp (Class A) 231
197,059 Dollar General Corp 26,790
725,769 Dominion Energy, Inc 34,111
167,775 Dover Corp 25,805
22,540 Dow, Inc 1,236
129,500 Duke Energy Corp 12,567
920,966 DuPont de Nemours, Inc 70,850
266,644 Eaton Corp plc 64,213
180,140 eBay, Inc 7,858
90,657 Edison International 6,481
70,173 Elevance Health, Inc 33,091
426,505 Eli Lilly & Co 248,618
227,886 EOG Resources, Inc 27,563
9,681 Equinix, Inc 7,797
776,016 Equitable Holdings, Inc 25,841
152,864 Equity Lifestyle Properties, Inc 10,783
96,673 Equity Residential 5,913
16,238 Essex Property Trust, Inc 4,026
74,245 Estee Lauder Cos (Class A) 10,858
8,101 (a) Etsy, Inc 657
109,534 Everest Re Group Ltd 38,729
158,924 (a) Exact Sciences Corp 11,757
112,266 Exelon Corp 4,030
28,292 (a) Expedia Group, Inc 4,294
30,632 Extra Space Storage, Inc 4,911
2,958,246 Exxon Mobil Corp 295,765
3,347 FedEx Corp 847
116,158 Ferguson plc 22,247
1,093,026 Fifth Third Bancorp 37,698
16,506 First Citizens Bancshares, Inc (Class A) 23,422
944,881 FirstEnergy Corp 34,639
576,121 (a) Fiserv, Inc 76,532
3,137,984 (a) Flextronics International Ltd 95,583
429,045 Fortive Corp 31,591
3,331,464 Freeport-McMoRan, Inc (Class B) 141,820
93,536 Gaming and Leisure Properties, Inc 4,616
149,019 GE HealthCare Technologies, Inc 11,522
483,061 Gilead Sciences, Inc 39,133
87,070 Global Payments, Inc 11,058
135,683 Globe Life, Inc 16,515
14,456 Goldman Sachs Group, Inc 5,577
602,403 GSK plc 11,126
117,754 Halliburton Co 4,257
108,137 HCA, Inc 29,271
27,063 Healthcare Realty Trust, Inc 466
158,815 Healthpeak Properties, Inc 3,145
49,132 Hess Corp 7,083
38,537 (a) Hologic, Inc 2,753

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
554,385 Home Depot, Inc $ 192,122
910,620 Honeywell International, Inc 190,966
163,382 Host Marriott Corp 3,181
62,885 Howmet Aerospace, Inc 3,403
157,001 Hubbell, Inc 51,642
15,184 Humana, Inc 6,951
27,658 (a) IDEXX Laboratories, Inc 15,352
34,575 Illinois Tool Works, Inc 9,057
86,618 (a) Illumina, Inc 12,061
299,593 (a) Immunovant, Inc 12,622
57,374 Independence Realty Trust, Inc 878
763,524 Ingersoll Rand, Inc 59,051
13,394 Innovative Industrial Properties, Inc 1,350
2,755,027 Intel Corp 138,440
255,468 Intercontinental Exchange, Inc 32,810
82,914 International Flavors & Fragrances, Inc 6,714
158,075 (a) Intuitive Surgical, Inc 53,328
54,127 Invitation Homes, Inc 1,846
5,182 (a) IQVIA Holdings, Inc 1,199
269,232 (b) iShares MSCI Canada Index Fund 9,875
64,718 iShares MSCI South Korea Index Fund 4,241
4,365 JB Hunt Transport Services, Inc 872
167,300 JBS S.A. 849
541,822 Johnson & Johnson 84,925
1,499,193 JPMorgan Chase & Co 255,013
1,570,385 Kenvue, Inc 33,810
1,329,486 Keurig Dr Pepper, Inc 44,298
20,421 Kilroy Realty Corp 814
84,840 Kimberly-Clark Corp 10,309
237,844 KKR & Co, Inc 19,705
283,016 Kraft Heinz Co 10,466
5,000 Laboratory Corp of America Holdings 1,136
118,178 Lam Research Corp 92,564
155,507 Las Vegas Sands Corp 7,653
14,671 (a) Legend Biotech Corp (ADR) 883
564,964 Linde plc 232,036
96,113 Lowe's Cos, Inc 21,390
119,822 (a) Lululemon Athletica, Inc 61,264
156,801 M&T Bank Corp 21,494
78,811 (a) Mach Natural Resources LP 1,300
95,678 Marathon Petroleum Corp 14,195
16,202 Marriott International, Inc (Class A) 3,654
112,750 Marsh & McLennan Cos, Inc 21,363
518,409 Mastercard, Inc (Class A) 221,107
657,013 McDonald's Corp 194,811
99,892 McKesson Corp 46,248
223,872 Medtronic plc 18,443
1,334,833 Merck & Co, Inc 145,523
1,107,413 (a) Meta Platforms, Inc 391,980
56,314 Metlife, Inc 3,724
487 (a) Mettler-Toledo International, Inc 591
3,249,634 Microsoft Corp 1,221,992
24,503 Mid-America Apartment Communities, Inc 3,295
667,232 Mondelez International, Inc 48,328
1,840,332 (a) Monster Beverage Corp 106,022
60,000 (a),(b) MoonLake Immunotherapeutics 3,623
1,355,980 Morgan Stanley 126,445
2,743 MSCI, Inc (Class A) 1,552
51,000 (a) Natera, Inc 3,195
52,173 National Storage Affiliates Trust 2,164
602,792 Nestle S.A. 69,876
241,150 (a) NetFlix, Inc 117,411
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
266,305 Newmont Goldcorp Corp $ 11,022
807,324 NextEra Energy, Inc 49,037
961,071 Nike, Inc (Class B) 104,343
100,966 Northrop Grumman Corp 47,266
63,295 NRG Energy, Inc 3,272
96,210 Nucor Corp 16,744
1,201,035 Nvidia Corp 594,777
110,275 Occidental Petroleum Corp 6,585
6,638 ONEOK, Inc 466
34,575 Owens Corning, Inc 5,125
348,150 (a) Palo Alto Networks, Inc 102,662
16,000 Parade Technologies Ltd 624
188,102 Parker-Hannifin Corp 86,659
142,634 (a) PayPal Holdings, Inc 8,759
12,151 (a) Peloton Interactive, Inc 74
5,000 (a) Penumbra, Inc 1,258
326,523 PepsiCo, Inc 55,457
844,383 Permian Resources Corp 11,484
890,463 Pfizer, Inc 25,636
373,497 (h) PG&E Corp 6,734
926,289 Philip Morris International, Inc 87,145
69,136 Phillips 66 9,205
28,353 (a) Pinterest, Inc 1,050
140,398 Pioneer Natural Resources Co 31,573
1,395,882 Procter & Gamble Co 204,553
234,514 Progressive Corp 37,353
287,660 Prologis, Inc 38,345
35,722 Public Storage, Inc 10,895
34,764 (a) QIAGEN NV 1,511
52,617 Realty Income Corp 3,021
134,233 Regency Centers Corp 8,994
31,926 (a) Regeneron Pharmaceuticals, Inc 28,040
37,000 (a) Repligen Corp 6,653
376,309 Rexford Industrial Realty, Inc 21,111
179,320 Roche Holding AG. 52,127
11,087 Rockwell Automation, Inc 3,442
884,800 (a) Roivant Sciences Ltd 9,936
8,101 (a) Roku, Inc 743
65,394 Roper Industries, Inc 35,651
36,436 (a) Royal Caribbean Cruises Ltd 4,718
588,576 RTX Corp 49,523
66,226 S&P Global, Inc 29,174
110,849 Sabra Health Care REIT, Inc 1,582
371,626 (a) Salesforce, Inc 97,790
365,768 Sanofi-Aventis 36,347
50,021 (a) Sarepta Therapeutics, Inc 4,824
60,072 SBA Communications Corp 15,240
75,983 Schlumberger Ltd 3,954
342,653 Schneider Electric S.A. 68,978
6,067 Sealed Air Corp 222
133,288 Sempra Energy 9,961
133,982 (a) ServiceNow, Inc 94,657
44,941 Sherwin-Williams Co 14,017
119,741 Simon Property Group, Inc 17,080
4,002 (b) SL Green Realty Corp 181
107,410 Southern Co 7,532
247,566 Starbucks Corp 23,769
25,303 Steel Dynamics, Inc 2,988
416,907 Stryker Corp 124,847
75,369 Sun Communities, Inc 10,073
147,931 (a) Synopsys, Inc 76,171
78,563 Target Corp 11,189

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,547 TE Connectivity Ltd $ 14,548
592,846 Teradyne, Inc 64,336
52,617 Terreno Realty Corp 3,298
1,145,031 (a) Tesla, Inc 284,517
88,990 Thermo Fisher Scientific, Inc 47,235
283,235 TJX Cos, Inc 26,570
271,006 T-Mobile US, Inc 43,450
114,057 Tractor Supply Co 24,526
259,010 (a),(b) Traeger, Inc 707
221,058 Trane Technologies plc 53,916
3,151 (a) Ulta Beauty, Inc 1,544
594,650 Union Pacific Corp 146,058
105,539 United Parcel Service, Inc (Class B) 16,594
123,908 United Rentals, Inc 71,051
457,285 UnitedHealth Group, Inc 240,747
744,496 Valero Energy Corp 96,784
726,930 Vanguard Emerging Markets ETF 29,877
50,000 (b) Vanguard FTSE Developed Markets ETF 2,395
7,000 (a) Veeva Systems, Inc 1,348
122,114 Ventas, Inc 6,086
345,885 (a) Veralto Corp 28,453
802,065 Verizon Communications, Inc 30,238
55,927 (a) Vertex Pharmaceuticals, Inc 22,756
191,700 VICI Properties, Inc 6,111
858,215 Visa, Inc (Class A) 223,436
80,834 Vistra Corp 3,114
322,081 Vontier Corp 11,128
167,584 Voya Financial, Inc 12,227
154,684 W.R. Berkley Corp 10,939
85,448 W.W. Grainger, Inc 70,810
1,096,650 Walmart, Inc 172,887
1,264,080 Walt Disney Co 114,134
97,313 (a) Warner Bros Discovery, Inc 1,107
42,220 Washington REIT 616
3,977,911 Wells Fargo & Co 195,793
73,039 Welltower, Inc 6,586
10,002 West Pharmaceutical Services, Inc 3,522
209,150 Westinghouse Air Brake Technologies Corp 26,541
106,362 Westlake Chemical Corp 14,886
33,681 Westrock Co 1,398
123,995 Weyerhaeuser Co 4,311
436,221 (a) YETI Holdings, Inc 22,588
14,009 Yum! Brands, Inc 1,830
84,923 Zimmer Biomet Holdings, Inc 10,335
167,114 Zoetis, Inc 32,983
TOTAL UNITED STATES 16,552,201
TOTAL COMMON STOCKS 25,557,378
(Cost $20,388,963)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 1
129,949 (b) PointsBet Holdings Ltd 07/08/24 1
15,141,898 Tamboran Resources Corp 12/29/23 103
TOTAL AUSTRALIA 105
CREF Global Equities Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
BRAZIL - 0.0%
5,335 Localiza Rent a Car S.A. 02/05/24 $ 22
TOTAL BRAZIL 22
INDIA - 0.0%
105,711 Tata Motors Ltd (DVR) 659
TOTAL INDIA 659
TOTAL RIGHTS/WARRANTS 786
(Cost $612)
TOTAL LONG-TERM INVESTMENTS 25,558,178
(Cost $20,389,591)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.8%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/24/24 9,962
5,850,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/24 5,846
25,000,000 FHLB 0 .000 01/05/24 24,975
3,000,000 FHLB 0 .000 01/08/24 2,996
5,125,000 FHLB 0 .000 01/10/24 5,116
25,000,000 FHLB 0 .000 01/12/24 24,949
10,000,000 FHLB 0 .000 01/16/24 9,974
14,135,000 FHLB 0 .000 01/17/24 14,096
3,976,000 FHLB 0 .000 01/24/24 3,961
34,950,000 FHLB 0 .000 01/31/24 34,783
5,000,000 FHLB 0 .000 02/02/24 4,974
12,500,000 FHLB 0 .000 02/20/24 12,403
12,000,000 FHLB 0 .000 02/27/24 11,895
4,130,000 FHLB 0 .000 03/20/24 4,081
8,000,000 FHLB 0 .000 04/01/24 7,893
25,000,000 Tennessee Valley Authority (TVA) 0 .000 01/10/24 24,957
TOTAL GOVERNMENT AGENCY DEBT 202,861
REPURCHASE AGREEMENT - 0.3%
68,020,000 (i) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 68,020
TOTAL REPURCHASE AGREEMENT 68,020
TREASURY DEBT - 0.4%
86,041,000 United States Treasury Bill 0 .000 01/02/24 86,041
30,000,000 United States Treasury Bill 0 .000 02/27/24 29,753
TOTAL TREASURY DEBT 115,794
TOTAL SHORT-TERM INVESTMENTS 386,675
(Cost $386,743)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
CERTIFICATE OF DEPOSIT - 0.0%
1,000,000 Australia and New Zealand Banking Group 5 .650 02/28/24 1,000
500,000 Citibank N.A. 5 .920 07/29/24 500
1,000,000 Credit Agricole 5 .310 01/02/24 1,000
500,000 ING US Funding LLC 5 .860 02/09/24 500
1,000,000 MUFG Bank Ltd 5 .320 01/02/24 1,000
2,000,000 Royal Bank of Canada 5 .930 02/21/24 2,000
1,000,000 Royal Bank of Canada 6 .100 03/27/24 1,000
2,000,000 The Canadian Imperial Bank of Commerce 6 .000 05/03/24 2,000
TOTAL CERTIFICATE OF DEPOSIT 9,000
COMMERCIAL PAPER - 0.0%
2,000,000 ING US Funding LLC 5 .980 04/24/24 2,000
TOTAL COMMERCIAL PAPER 2,000

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.1%
$ 5,000,000 (j) JP Morgan 5 .340% 01/02/24 $ 5,000
5,000,000 (k) Merrill Lynch 5 .350 01/02/24 5,000
TOTAL REPURCHASE AGREEMENT 10,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 21,000
(Cost $21,000)
TOTAL INVESTMENTS - 100.1% 25,965,853
(Cost $20,797,334)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (22,713)
NET ASSETS - 100.0% $25,943,140
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,705,544.
(c)
Affiliated holding
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
When-issued or delayed delivery security.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(h)
In bankruptcy
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $68,060,207 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $69,380,406.
(j) Agreement with JP Morgan, 5.340% dated 12/29/23 to be repurchased at $5,016,642 on 1/2/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.450% and maturity dates 1/1/31–3/1/52, valued at $5,100,001.
(k) Agreement with Merrill Lynch, 5.350% dated 12/29/23 to be repurchased at $5,018,220 on 1/2/24, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 9/20/52, valued at $5,100,001.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 731 03/15/24  $ 79,409 $ 82,325 $ 2,916
S&P 500 E-Mini Index 894 03/15/24 208,748 215,454 6,706
Total 1,625   $ 288,157  $ 297,779  $ 9,622
CREF Growth Account December 31, 2023
Portfolio of Investments

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.6%
2,244,141 (a) Tesla, Inc $ 557,624
TOTAL AUTOMOBILES & COMPONENTS 557,624
CAPITAL GOODS - 3.2%
2,545,575 (a) Boeing Co 663,530
2,890,161 Carrier Global Corp 166,040
501,578 Eaton Corp plc 120,790
667,786 Honeywell International, Inc 140,041
TOTAL CAPITAL GOODS 1,090,401
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,295,990 Experian Group Ltd 93,666
621,270 Verisk Analytics, Inc 148,396
929,153 Waste Connections, Inc 138,695
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 380,757
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.5%
15,564,426 (a) Amazon.com, Inc 2,364,859
2,030,932 TJX Cos, Inc 190,522
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,555,381
CONSUMER DURABLES & APPAREL - 1.0%
163,060 Kering 72,219
1,841,115 Nike, Inc (Class B) 199,890
10,879,800 PRADA S.p.A 62,211
TOTAL CONSUMER DURABLES & APPAREL 334,320
CONSUMER SERVICES - 4.8%
213,099 (a) Booking Holdings, Inc 755,909
4,354,408 (a) Carnival Corp 80,731
82,874 (a) Chipotle Mexican Grill, Inc (Class A) 189,529
2,008,312 (a) DraftKings, Inc 70,793
605,959 (a) Flutter Entertainment plc 107,559
3,896,130 Las Vegas Sands Corp 191,729
2,523,719 Starbucks Corp 242,302
TOTAL CONSUMER SERVICES 1,638,552
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
1,258,122 Costco Wholesale Corp 830,461
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 830,461
ENERGY - 1.2%
918,858 ConocoPhillips 106,652
1,677,809 EOG Resources, Inc 202,931
464,410 Pioneer Natural Resources Co 104,436
TOTAL ENERGY 414,019
FINANCIAL SERVICES - 7.8%
93,531 (a),(b) Adyen NV 120,743
634,222 American Express Co 118,815
947,046 (a) Fiserv, Inc 125,806
1,587,471 iShares Russell 1000 Growth Index Fund 481,273
716,089 London Stock Exchange Group plc 84,650
2,113,677 Mastercard, Inc (Class A) 901,504
3,317,001 (a) PayPal Holdings, Inc 203,697

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,349,075 Visa, Inc (Class A) $ 611,582
TOTAL FINANCIAL SERVICES 2,648,070
FOOD, BEVERAGE & TOBACCO - 1.5%
6,537,698 Davide Campari-Milano NV 73,828
7,480,013 (a) Monster Beverage Corp 430,924
TOTAL FOOD, BEVERAGE & TOBACCO 504,752
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
474,007 (a) Align Technology, Inc 129,878
3,531,834 (a) DexCom, Inc 438,265
312,690 Elevance Health, Inc 147,452
139,805 Essilor International S.A. 28,073
1,284,007 (a) Intuitive Surgical, Inc 433,173
1,071,375 UnitedHealth Group, Inc 564,047
584,887 (a) Veeva Systems, Inc 112,602
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,853,490
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
751,032 Estee Lauder Cos (Class A) 109,839
6,287,472 Kenvue, Inc 135,369
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 245,208
MATERIALS - 1.6%
4,108,112 Corteva, Inc 196,861
811,770 Linde plc 333,402
TOTAL MATERIALS 530,263
MEDIA & ENTERTAINMENT - 10.3%
5,955,380 (a) Alphabet, Inc 839,292
5,432,383 (a) Alphabet, Inc (Class A) 758,849
3,433,447 (a) Match Group, Inc 125,321
4,903,145 (a) Meta Platforms, Inc 1,735,517
86,451 (a) NetFlix, Inc 42,091
TOTAL MEDIA & ENTERTAINMENT 3,501,070
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
668,754 Amgen, Inc 192,615
1,399,900 AstraZeneca plc (ADR) 94,283
1,105,310 Eli Lilly & Co 644,307
924,347 Gilead Sciences, Inc 74,881
568,558 (a) Illumina, Inc 79,166
2,987,604 Novo Nordisk A.S. 309,609
2,201,237 Novo Nordisk A.S. (ADR) 227,718
1,802,353 Zoetis, Inc 355,731
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,978,310
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.0%
2,035,051 Applied Materials, Inc 329,821
994,810 Broadcom, Inc 1,110,457
7,789,123 Intel Corp 391,403
209,465 Lam Research Corp 164,065
77,384 Monolithic Power Systems, Inc 48,812
4,146,609 Nvidia Corp 2,053,484
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,098,042
SOFTWARE & SERVICES - 23.2%
227,304 (a) Adobe, Inc 135,610
725,797 (a) Atlassian Corp Ltd 172,638
307,715 (a) Crowdstrike Holdings, Inc 78,566
390,993 (a) EPAM Systems, Inc 116,258
942,947 Intuit, Inc 589,370
CREF Growth Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,548,017 Microsoft Corp $ 3,966,476
1,908,018 (a) Palo Alto Networks, Inc 562,636
302,158 Roper Industries, Inc 164,728
2,690,980 (a) Salesforce, Inc 708,105
672,313 (a) ServiceNow, Inc 474,982
641,498 (a) Snowflake, Inc 127,658
878,045 (a) Synopsys, Inc 452,114
1,267,772 (a) Workday, Inc 349,981
TOTAL SOFTWARE & SERVICES 7,899,122
TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
12,399,911 Apple, Inc 2,387,355
488,649 (a) Arista Networks, Inc 115,081
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,502,436
TRANSPORTATION - 1.3%
8,050,962 (a) Grab Holdings Ltd 27,132
6,872,131 (a) Uber Technologies, Inc 423,117
TOTAL TRANSPORTATION 450,249
TOTAL COMMON STOCKS 34,012,527
(Cost $25,722,894)
TOTAL LONG-TERM INVESTMENTS 34,012,527
(Cost $25,722,894)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.0%
$ 7,905,000 Federal Home Loan Bank (FHLB) 0 .000% 01/05/24 7,897
4,000,000 FHLB 0 .000 03/20/24 3,952
TOTAL GOVERNMENT AGENCY DEBT 11,849
REPURCHASE AGREEMENT - 0.1%
26,190,000 (c) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 26,190
TOTAL REPURCHASE AGREEMENT 26,190
TREASURY DEBT - 0.0%
2,000,000 United States Treasury Bill 0 .000 02/27/24 1,984
TOTAL TREASURY DEBT 1,984
TOTAL SHORT-TERM INVESTMENTS 40,023
(Cost $40,028)
TOTAL INVESTMENTS - 99.9% 34,052,550
(Cost $25,762,922)
OTHER ASSETS & LIABILITIES, NET - 0.1% 26,364
NET ASSETS - 100.0% $34,078,914
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $26,205,481 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $26,713,822.
Portfolio of Investments
CREF Equity Index Account December 31, 2023

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.9%
49,971 (a) Adient plc $ 1,817
60,325 (a) American Axle & Manufacturing Holdings, Inc 531
131,438 (a) Aptiv plc 11,793
115,559 BorgWarner, Inc 4,143
8,573 (a) Cooper-Standard Holdings, Inc 168
76,541 Dana Inc 1,118
12,642 (a) Dorman Products, Inc 1,054
86,619 (a),(b) Fisker, Inc 152
1,903,324 Ford Motor Co 23,202
23,054 (a) Fox Factory Holding Corp 1,556
673,219 General Motors Co 24,182
104,978 Gentex Corp 3,429
18,149 (a) Gentherm, Inc 950
139,195 (a) Goodyear Tire & Rubber Co 1,993
67,182 Harley-Davidson, Inc 2,475
26,694 (a),(b) Holley, Inc 130
12,667 LCI Industries 1,592
27,234 Lear Corp 3,846
372,353 (a),(b) Lucid Group, Inc 1,568
122,392 (a),(b) Luminar Technologies, Inc 412
25,388 (a) Modine Manufacturing Co 1,516
10,528 Patrick Industries, Inc 1,057
23,111 Phinia, Inc 700
111,576 (a),(b) QuantumScape Corp 775
326,042 (a),(b) Rivian Automotive, Inc 7,649
29,093 (a),(b) Solid Power, Inc 42
11,405 Standard Motor Products, Inc 454
20,247 (a) Stoneridge, Inc 396
1,339,405 (a) Tesla, Inc 332,815
22,833 Thor Industries, Inc 2,700
12,140 (a) Visteon Corp 1,516
17,654 Winnebago Industries, Inc 1,287
67,449 (a),(b) Workhorse Group, Inc 24
9,934 (a) XPEL, Inc 535
TOTAL AUTOMOBILES & COMPONENTS 437,577
BANKS - 3.6%
4,682 1st Source Corp 257
4,331 (b) ACNB Corp 194
7,212 Amalgamated Financial Corp 194
12,491 Amerant Bancorp, Inc 307
5,882 American National Bankshares, Inc 287
38,500 Ameris Bancorp 2,042
9,484 Arrow Financial Corp 265
63,489 Associated Banc-Corp 1,358
42,326 Atlantic Union Bankshares Corp 1,547
31,941 (a) Axos Financial, Inc 1,744
70,633 Banc of California, Inc 949
10,077 Bancfirst Corp 981
18,804 (a) Bancorp, Inc 725
3,732 (b) Bank First Corp 323
3,360,122 Bank of America Corp 113,135
23,380 (b) Bank of Hawaii Corp 1,694
7,728 Bank of Marin Bancorp 170
4,849 Bank of NT Butterfield & Son Ltd 155
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,249 Bank OZK $ 2,903
27,509 BankUnited, Inc 892
18,925 Banner Corp 1,014
11,016 Bar Harbor Bankshares 323
6,589 BayCom Corp 155
7,362 BCB Bancorp, Inc 95
26,834 Berkshire Hills Bancorp, Inc 666
13,432 (a),(b) Blue Foundry Bancorp 130
8,721 (b) Blue Ridge Bankshares, Inc 26
8,083 BOK Financial Corp 692
10,571 (a) Bridgewater Bancshares, Inc 143
38,089 Brookline Bancorp, Inc 416
3,114 (b) Burke & Herbert Financial Services Corp 196
6,436 Business First Bancshares, Inc 159
5,576 Byline Bancorp, Inc 131
107,871 Cadence Bank 3,192
2,502 Cambridge Bancorp 174
7,078 Camden National Corp 266
4,609 Capital Bancorp, Inc 112
9,158 Capital City Bank Group, Inc 269
33,828 Capitol Federal Financial, Inc 218
5,956 Capstar Financial Holdings, Inc 112
14,623 (a) Carter Bankshares, Inc 219
25,721 Cathay General Bancorp 1,146
21,511 Central Pacific Financial Corp 423
941,515 Citigroup, Inc 48,432
9,568 Citizens & Northern Corp 215
206,881 Citizens Financial Group, Inc 6,856
2,158 (b) Citizens Financial Services, Inc 140
4,775 City Holding Co 526
7,262 Civista Bancshares, Inc 134
9,772 CNB Financial Corp 221
5,328 (a),(b) Coastal Financial Corp 237
4,711 Codorus Valley Bancorp, Inc 121
8,393 Colony Bankcorp, Inc 112
109,266 Columbia Banking System, Inc 2,915
17,061 (a) Columbia Financial, Inc 329
69,667 Comerica, Inc 3,888
58,590 (b) Commerce Bancshares, Inc 3,129
29,222 Community Bank System, Inc 1,523
16,516 Community Trust Bancorp, Inc 724
21,722 ConnectOne Bancorp, Inc 498
2,974 (a) CrossFirst Bankshares, Inc 40
31,366 Cullen/Frost Bankers, Inc 3,403
19,196 (a) Customers Bancorp, Inc 1,106
45,531 CVB Financial Corp 919
19,153 Dime Community Bancshares, Inc 516
17,266 Eagle Bancorp, Inc 520
71,752 East West Bancorp, Inc 5,163
94,260 Eastern Bankshares, Inc 1,338
6,481 Enterprise Bancorp, Inc 209
16,077 Enterprise Financial Services Corp 718
7,477 Equity Bancshares, Inc 253
3,546 Esquire Financial Holdings, Inc 177
6,206 (b) Farmers & Merchants Bancorp, Inc 154
18,150 Farmers National Banc Corp 262
13,107 FB Financial Corp 522
2,294 Fidelity D&D Bancorp, Inc 133
331,334 Fifth Third Bancorp 11,428
10,211 Financial Institutions, Inc 217
15,371 First Bancorp 569
114,850 First BanCorp 1,889

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,485 First Bancorp, Inc $ 183
6,018 First Bancshares, Inc 176
7,950 First Bank 117
26,747 First Busey Corp 664
4,107 First Business Financial Services, Inc 165
5,110 First Citizens Bancshares, Inc (Class A) 7,251
52,091 First Commonwealth Financial Corp 804
12,139 First Community Bancshares, Inc 450
47,775 First Financial Bancorp 1,135
70,877 First Financial Bankshares, Inc 2,148
505 First Financial Corp 22
19,660 First Foundation, Inc 190
71,845 First Hawaiian, Inc 1,642
266,280 First Horizon National Corp 3,770
43,798 First Interstate BancSystem, Inc 1,347
29,933 First Merchants Corp 1,110
7,120 First Mid Bancshares, Inc 247
15,462 First of Long Island Corp 205
4,047 (a) First Western Financial, Inc 80
6,452 Five Star Bancorp 169
4,145 Flushing Financial Corp 68
157,037 FNB Corp 2,162
3,291 FS Bancorp, Inc 122
80,429 Fulton Financial Corp 1,324
7,652 (a),(b) FVCBankcorp, Inc 109
5,087 German American Bancorp, Inc 165
63,141 Glacier Bancorp, Inc 2,609
1,871 (b) Great Southern Bancorp, Inc 111
3,479 (b) Greene County Bancorp, Inc 98
1,346 (b) Guaranty Bancshares, Inc 45
47,878 Hancock Whitney Corp 2,326
23,963 Hanmi Financial Corp 465
16,668 HarborOne Bancorp, Inc 200
6,442 HBT Financial, Inc 136
13,408 Heartland Financial USA, Inc 504
25,661 (b) Heritage Commerce Corp 255
22,188 Heritage Financial Corp 475
35,248 Hilltop Holdings, Inc 1,241
997 Hingham Institution For Savings The 194
4,264 Home Bancorp, Inc 179
81,882 Home Bancshares, Inc 2,074
15,022 HomeStreet, Inc 155
13,541 HomeTrust Bancshares, Inc 364
59,403 Hope Bancorp, Inc 718
2,709 Horizon Bancorp, Inc 39
728,267 Huntington Bancshares, Inc 9,264
17,558 Independent Bank Corp 457
25,003 Independent Bank Corp 1,645
20,253 Independent Bank Group, Inc 1,030
15,656 International Bancshares Corp 850
5,837 (b) John Marshall Bancorp, Inc 132
1,397,879 JPMorgan Chase & Co 237,779
8,268 Kearny Financial Corp 74
434,062 Keycorp 6,250
9,106 Lakeland Bancorp, Inc 135
13,317 Lakeland Financial Corp 868
14,926 Live Oak Bancshares, Inc 679
82,354 M&T Bank Corp 11,289
19,210 Macatawa Bank Corp 217
1,529 Mercantile Bank Corp 62
10,190 Metrocity Bankshares, Inc 245
4,420 (a),(b) Metropolitan Bank Holding Corp 245
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,348 Mid Penn Bancorp, Inc $ 178
3,829 (b) Middlefield Banc Corp 124
10,800 Midland States Bancorp, Inc 298
7,821 MidWestOne Financial Group, Inc 210
5,369 MVB Financial Corp 121
19,324 National Bank Holdings Corp 719
21,431 NBT Bancorp, Inc 898
287,419 New York Community Bancorp, Inc 2,940
6,480 Nicolet Bankshares, Inc 521
3,442 Northeast Bank 190
5,388 Northfield Bancorp, Inc 68
2,656 Northrim BanCorp, Inc 152
64,372 Northwest Bancshares, Inc 803
3,544 (b) Norwood Financial Corp 117
1,153,132 (a) NU Holdings Ltd 9,606
12,012 OceanFirst Financial Corp 209
33,903 OFG Bancorp 1,271
133,138 Old National Bancorp 2,249
21,667 Old Second Bancorp, Inc 335
11,057 Origin Bancorp, Inc 393
5,318 Orrstown Financial Services, Inc 157
51,153 Pacific Premier Bancorp, Inc 1,489
7,855 Park National Corp 1,044
5,178 (b) Parke Bancorp, Inc 105
20,574 Pathward Financial, Inc 1,089
5,966 (b) PCB Bancorp 110
267 Peapack Gladstone Financial Corp 8
4,697 Peoples Bancorp, Inc 159
5,712 (b) Peoples Financial Services Corp 278
41,191 Pinnacle Financial Partners, Inc 3,593
2,662 Plumas Bancorp 110
194,236 PNC Financial Services Group, Inc 30,077
11,515 (a) Ponce Financial Group, Inc 112
38,321 Popular, Inc 3,145
8,859 Preferred Bank 647
20,188 Premier Financial Corp 487
8,140 Primis Financial Corp 103
41,648 Prosperity Bancshares, Inc 2,821
35,868 Provident Financial Services, Inc 647
8,729 QCR Holdings, Inc 510
9,265 RBB Bancorp 176
2,235 Red River Bancshares, Inc 125
446,451 Regions Financial Corp 8,652
30,881 Renasant Corp 1,040
6,104 Republic Bancorp, Inc (Class A) 337
13,081 (b) S&T Bancorp, Inc 437
22,606 Sandy Spring Bancorp, Inc 616
34,531 Seacoast Banking Corp of Florida 983
24,631 ServisFirst Bancshares, Inc 1,641
9,123 Shore Bancshares, Inc 130
8,919 Sierra Bancorp 201
55,218 Simmons First National Corp (Class A) 1,096
5,382 SmartFinancial, Inc 132
5,202 South Plains Financial, Inc 151
4,079 (a) Southern First Bancshares, Inc 151
4,139 Southern Missouri Bancorp, Inc 221
10,544 (b) Southside Bancshares, Inc 330
38,442 SouthState Corp 3,246
23,920 Stellar Bancorp, Inc 666
11,262 Stock Yards Bancorp, Inc 580
6,101 Summit Financial Group, Inc 187
74,250 Synovus Financial Corp 2,795

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,678 (a) Texas Capital Bancshares, Inc $ 1,789
6,549 (a) Third Coast Bancshares, Inc 130
7,201 Tompkins Trustco, Inc 434
34,516 Towne Bank 1,027
19,212 Trico Bancshares 826
10,668 (a) Triumph Financial, Inc 855
661,346 Truist Financial Corp 24,417
2,656 TrustCo Bank Corp NY 82
34,442 Trustmark Corp 960
23,900 UMB Financial Corp 1,997
68,198 United Bankshares, Inc 2,561
48,352 United Community Banks, Inc 1,415
3,873 Unity Bancorp, Inc 115
5,426 Univest Financial Corp 120
764,001 US Bancorp 33,066
218,557 Valley National Bancorp 2,374
22,054 Veritex Holdings, Inc 513
25,531 Washington Federal, Inc 841
3,676 Washington Trust Bancorp, Inc 119
85,391 Webster Financial Corp 4,334
1,775,910 Wells Fargo & Co 87,410
21,097 WesBanco, Inc 662
11,970 West Bancorporation, Inc 254
13,352 Westamerica Bancorporation 753
53,770 Western Alliance Bancorp 3,538
31,127 Wintrust Financial Corp 2,887
37,346 WSFS Financial Corp 1,715
81,460 Zions Bancorporation 3,574
TOTAL BANKS 819,923
CAPITAL GOODS - 6.5%
29,422 (a) 374Water, Inc 42
66,252 (a) 3D Systems Corp 421
264,078 3M Co 28,869
57,428 A.O. Smith Corp 4,734
32,247 Aaon, Inc 2,382
11,925 (a) AAR Corp 744
16,749 Acuity Brands, Inc 3,431
31,531 Advanced Drainage Systems, Inc 4,435
58,431 Aecom Technology Corp 5,401
12,268 (a) Aerovironment, Inc 1,546
8,143 (a),(b) AerSale Corp 103
29,823 AGCO Corp 3,621
36,080 Air Lease Corp 1,513
5,157 Alamo Group, Inc 1,084
16,794 Albany International Corp (Class A) 1,649
41,449 Allegion plc 5,251
6,739 Allied Motion Technologies, Inc 204
34,531 Allison Transmission Holdings, Inc 2,008
10,745 Alta Equipment Group, Inc 133
13,776 (a) Ameresco, Inc 436
10,171 (a) American Woodmark Corp 944
110,415 Ametek, Inc 18,206
98,441 (a) API Group Corp 3,406
4,551 Apogee Enterprises, Inc 243
21,181 Applied Industrial Technologies, Inc 3,658
63,826 (a),(b) Archer Aviation, Inc 392
26,444 Arcosa, Inc 2,185
10,471 Argan, Inc 490
20,887 Armstrong World Industries, Inc 2,054
69,116 (a) Array Technologies, Inc 1,161
15,250 Astec Industries, Inc 567
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,755 (a) Astronics Corp $ 274
20,918 (a) Atkore, Inc 3,347
32,661 (a) Axon Enterprise, Inc 8,437
60,195 (a) AZEK Co, Inc 2,302
13,571 AZZ, Inc 788
25,595 Barnes Group, Inc 835
22,560 (a) Beacon Roofing Supply, Inc 1,963
19,926 (a),(b) Blink Charging Co 68
75,992 (a),(b) Bloom Energy Corp 1,125
3,946 (a) Blue Bird Corp 106
4,896 (a) BlueLinx Holdings, Inc 555
271,369 (a) Boeing Co 70,735
16,526 Boise Cascade Co 2,138
4,978 (a) Bowman Consulting Group Ltd 177
13,313 (b) Brookfield Business Corp 310
63,428 (a) Builders FirstSource, Inc 10,589
40,627 BWX Technologies, Inc 3,117
8,469 Cadre Holdings, Inc 279
23,004 Carlisle Cos, Inc 7,187
410,690 Carrier Global Corp 23,594
247,881 Caterpillar, Inc 73,291
120,169 (a),(b) ChargePoint Holdings, Inc 281
20,872 (a) Chart Industries, Inc 2,845
439,165 CNH Industrial NV 5,349
14,727 Columbus McKinnon Corp 575
17,475 Comfort Systems USA, Inc 3,594
15,927 (a) Commercial Vehicle Group, Inc 112
13,197 (a) Concrete Pumping Holdings, Inc 108
11,212 (a) Construction Partners, Inc 488
65,224 (a) Core & Main, Inc 2,636
21,581 Crane Co 2,550
7,468 CSW Industrials, Inc 1,549
70,319 Cummins, Inc 16,846
19,563 Curtiss-Wright Corp 4,358
30,728 (a),(b) Custom Truck One Source, Inc 190
128,811 Deere & Co 51,508
62,846 (a),(b) Desktop Metal, Inc 47
52,930 Donaldson Co, Inc 3,459
16,771 Douglas Dynamics, Inc 498
69,542 Dover Corp 10,696
8,048 (a),(b) Ducommun, Inc 419
11,117 (a) DXP Enterprises, Inc 375
16,954 (a) Dycom Industries, Inc 1,951
194,676 Eaton Corp plc 46,882
21,296 EMCOR Group, Inc 4,588
280,141 Emerson Electric Co 27,266
8,964 Encore Wire Corp 1,915
24,905 (a) Energy Recovery, Inc 469
12,892 (a),(b) Energy Vault Holdings, Inc 30
32,971 Enerpac Tool Group Corp 1,025
18,213 EnerSys 1,839
55,762 (a),(b) Enovix Corp 698
11,263 EnPro Industries, Inc 1,765
28,088 Esab Corp 2,433
13,003 ESCO Technologies, Inc 1,522
41,349 (a),(b) ESS Tech, Inc 47
9,017 (a),(b) Eve Holding, Inc 66
276,590 Fastenal Co 17,915
32,884 Federal Signal Corp 2,524
98,612 Ferguson plc 19,039
71,435 Flowserve Corp 2,945
18,242 (a),(b) Fluence Energy, Inc 435

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
77,505 (a) Fluor Corp $ 3,036
173,487 Fortive Corp 12,774
67,350 Fortune Brands Innovations, Inc 5,128
20,104 Franklin Electric Co, Inc 1,943
49,125 FTAI Aviation Ltd 2,279
21,243 (a),(b) FTC Solar, Inc 15
176,294 (a),(b) FuelCell Energy, Inc 282
30,738 (a) Gates Industrial Corp plc 412
14,376 GATX Corp 1,728
26,482 (a) Generac Holdings, Inc 3,423
119,133 General Dynamics Corp 30,935
528,628 General Electric Co 67,469
17,907 (a) Gibraltar Industries, Inc 1,414
9,938 Global Industrial Co 386
21,710 (a) GMS, Inc 1,790
12,385 Gorman-Rupp Co 440
78,611 Graco, Inc 6,820
95,580 GrafTech International Ltd 209
24,972 Granite Construction, Inc 1,270
44,924 (a) Great Lakes Dredge & Dock Corp 345
1,410 Greenbrier Cos, Inc 62
20,793 Griffon Corp 1,267
17,554 H&E Equipment Services, Inc 918
21,061 (a) Hayward Holdings, Inc 286
21,280 HEICO Corp 3,806
38,786 HEICO Corp (Class A) 5,525
16,194 Helios Technologies, Inc 734
13,619 Herc Holdings, Inc 2,028
41,915 Hexcel Corp 3,091
32,149 Hillenbrand, Inc 1,538
69,001 (a) Hillman Solutions Corp 635
321,916 Honeywell International, Inc 67,509
188,854 Howmet Aerospace, Inc 10,221
25,443 Hubbell, Inc 8,369
22,109 (a) Hudson Technologies, Inc 298
16,667 Huntington Ingalls Industries, Inc 4,327
63,978 (a),(b) Hyliion Holdings Corp 52
7,224 Hyster-Yale Materials Handling, Inc 449
37,542 IDEX Corp 8,151
5,334 (a) IES Holdings, Inc 423
144,040 Illinois Tool Works, Inc 37,730
192,430 Ingersoll Rand, Inc 14,883
3,056 Insteel Industries, Inc 117
39,987 ITT, Inc 4,771
41,873 (a) Janus International Group, Inc 546
45,832 (a) JELD-WEN Holding, Inc 865
16,888 John Bean Technologies Corp 1,679
330,204 Johnson Controls International plc 19,033
5,348 Kadant, Inc 1,499
15,070 Kaman Corp 361
45,625 Kennametal, Inc 1,177
66,946 (a) Kratos Defense & Security Solutions, Inc 1,358
92,330 L3Harris Technologies, Inc 19,447
9,846 (a) Lawson Products, Inc 311
16,699 Lennox International, Inc 7,473
24,937 (a) Leonardo DRS, Inc 500
4,566 (a) Limbach Holdings, Inc 208
28,514 Lincoln Electric Holdings, Inc 6,201
5,950 Lindsay Corp 768
108,049 Lockheed Martin Corp 48,972
12,965 (b) LSI Industries, Inc 183
17,575 Luxfer Holdings plc 157
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,630 (a) Manitowoc Co, Inc $ 378
107,444 Masco Corp 7,197
7,698 (a) Masonite International Corp 652
32,416 (a) Mastec, Inc 2,455
67,350 (a) Masterbrand, Inc 1,000
8,494 McGrath RentCorp 1,016
96,446 MDU Resources Group, Inc 1,910
30,340 (a) Mercury Computer Systems, Inc 1,110
87,434 (a),(b) Microvast Holdings, Inc 122
24,886 (a) Middleby Corp 3,662
7,280 Miller Industries, Inc 308
14,585 Moog, Inc (Class A) 2,112
43,932 (a) MRC Global, Inc 484
19,273 MSC Industrial Direct Co (Class A) 1,952
57,366 Mueller Industries, Inc 2,705
85,916 Mueller Water Products, Inc (Class A) 1,237
6,055 (a) MYR Group, Inc 876
3,534 National Presto Industries, Inc 284
15,496 (a),(b) NEXTracker, Inc 726
88,306 (a),(b) Nikola Corp 77
28,439 Nordson Corp 7,512
69,753 Northrop Grumman Corp 32,654
6,891 (a) Northwest Pipe Co 209
78,206 (a) NOW, Inc 885
16,026 (a),(b) NuScale Power Corp 53
74,858 nVent Electric plc 4,423
2,354 Omega Flex, Inc 166
27,603 Oshkosh Corp 2,992
198,413 Otis Worldwide Corp 17,752
42,635 Owens Corning, Inc 6,320
246,202 PACCAR, Inc 24,042
14,228 Park Aerospace Corp 209
61,844 Parker-Hannifin Corp 28,492
20,471 (a) Parsons Corp 1,284
81,606 Pentair plc 5,934
19,842 (a) PGT Innovations, Inc 808
274,975 (a),(b) Plug Power, Inc 1,237
7,077 Powell Industries, Inc 626
1,801 Preformed Line Products Co 241
28,783 Primoris Services Corp 956
15,505 (a) Proto Labs, Inc 604
16,969 Quanex Building Products Corp 519
71,936 Quanta Services, Inc 15,524
13,498 (a) RBC Bearings, Inc 3,845
32,418 Regal-Beloit Corp 4,798
82,950 (a) Resideo Technologies, Inc 1,561
8,757 REV Group, Inc 159
109,316 (a),(b) Rocket Lab USA, Inc 605
56,702 Rockwell Automation, Inc 17,605
701,220 RTX Corp 59,001
10,342 Rush Enterprises, Inc 548
22,836 Rush Enterprises, Inc (Class A) 1,149
80,042 Sensata Technologies Holding plc 3,007
63,890 (a),(b) SES AI Corp 117
81,772 (a) Shoals Technologies Group, Inc 1,271
18,886 Shyft Group, Inc 231
19,894 Simpson Manufacturing Co, Inc 3,939
24,415 (a) SiteOne Landscape Supply, Inc 3,967
23,368 Snap-On, Inc 6,750
59,911 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,904
23,935 (a) SPX Technologies, Inc 2,418
4,143 Standex International Corp 656

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
77,790 Stanley Black & Decker, Inc $ 7,631
73,460 (a),(b) Stem, Inc 285
18,886 (a) Sterling Construction Co, Inc 1,661
42,585 (a),(b) SunPower Corp 206
109,516 (a) Sunrun, Inc 2,150
10,075 Tennant Co 934
35,787 Terex Corp 2,056
13,596 Textainer Group Holdings Ltd 669
95,205 Textron, Inc 7,656
24,419 (a) Thermon Group Holdings, Inc 795
35,263 Timken Co 2,826
27,553 (a) Titan International, Inc 410
11,613 (a) Titan Machinery, Inc 335
51,928 Toro Co 4,985
108,872 Trane Technologies plc 26,554
3,856 (a) Transcat, Inc 422
25,384 TransDigm Group, Inc 25,678
52,464 (a) Trex Co, Inc 4,343
42,805 Trinity Industries, Inc 1,138
32,779 (a) Triumph Group, Inc 543
27,269 (a) Tutor Perini Corp 248
26,618 UFP Industries, Inc 3,342
33,475 United Rentals, Inc 19,195
7,860 (a) V2X, Inc 365
10,628 Valmont Industries, Inc 2,482
154,466 Vertiv Holdings Co 7,419
12,845 (a) Vicor Corp 577
85,951 (a),(b) Virgin Galactic Holdings, Inc 211
21,412 W.W. Grainger, Inc 17,744
23,411 Wabash National Corp 600
16,513 (b) Watsco, Inc 7,075
12,667 Watts Water Technologies, Inc (Class A) 2,639
22,053 WESCO International, Inc 3,835
86,408 Westinghouse Air Brake Technologies Corp 10,965
105,633 (a) WillScot Mobile Mini Holdings Corp 4,701
30,482 Woodward Inc 4,149
17,318 (a),(b) Xometry, Inc 622
113,012 Xylem, Inc 12,924
65,462 Zurn Elkay Water Solutions Corp 1,925
TOTAL CAPITAL GOODS 1,475,924
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
27,128 ABM Industries, Inc 1,216
5,587 ACCO Brands Corp 34
57,811 (a) ACV Auctions, Inc 876
174,070 (a) Alight, Inc 1,485
54,222 (a) ARAMARK Uniform Services 1,146
11,286 Aris Water Solution, Inc 95
27,574 (a) ASGN, Inc 2,652
152,445 (a),(b) Aurora Innovation, Inc 666
201,899 Automatic Data Processing, Inc 47,036
5,145 Barrett Business Services, Inc 596
60,886 (a),(b) BlackSky Technology, Inc 85
61,673 Booz Allen Hamilton Holding Corp 7,889
16,522 (a),(b) BrightView Holdings, Inc 139
26,557 Brink's Co 2,336
57,307 Broadridge Financial Solutions, Inc 11,791
10,973 (a) CACI International, Inc (Class A) 3,554
26,846 (a) Casella Waste Systems, Inc (Class A) 2,294
18,053 (a) CBIZ, Inc 1,130
14,787 (a) CECO Environmental Corp 300
8,021 (a) Cimpress plc 642
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
42,038 Cintas Corp $ 25,335
226,376 (a) Clarivate plc 2,096
27,814 (a) Clean Harbors, Inc 4,854
21,043 Concentrix Corp 2,067
91,431 (a) Conduent, Inc 334
412,416 (a) Copart, Inc 20,208
49,610 (a) CoreCivic, Inc 721
192,612 (a) CoStar Group, Inc 16,832
3,881 CRA International, Inc 384
17,763 CSG Systems International, Inc 945
22,984 Deluxe Corp 493
20,676 (a) Driven Brands Holdings, Inc 295
129,661 Dun & Bradstreet Holdings, Inc 1,517
1,045 Ennis, Inc 23
59,468 Equifax, Inc 14,706
86,090 (a) ExlService Holdings, Inc 2,656
28,338 Exponent, Inc 2,495
15,944 First Advantage Corp 264
7,582 (a) Forrester Research, Inc 203
7,620 (a) Franklin Covey Co 332
16,142 (a) FTI Consulting, Inc 3,215
81,103 Genpact Ltd 2,815
42,598 (a) GEO Group, Inc 461
42,732 (a) Harsco Corp 385
40,910 Healthcare Services Group 424
14,300 Heidrick & Struggles International, Inc 422
37,280 Herman Miller, Inc 995
10,874 (a) HireRight Holdings Corp 146
27,032 HNI Corp 1,131
9,371 (a) Huron Consulting Group, Inc 963
6,267 ICF International, Inc 840
12,531 (a),(b) Innodata, Inc 102
19,828 Insperity, Inc 2,324
44,581 Interface, Inc 563
59,295 Jacobs Solutions, Inc 7,696
66,111 KBR, Inc 3,663
20,372 Kelly Services, Inc (Class A) 440
11,207 Kforce, Inc 757
29,134 Korn/Ferry International 1,729
23,268 (a) Legalzoom.com, Inc 263
69,072 Leidos Holdings, Inc 7,476
19,090 (a) Liquidity Services, Inc 329
25,524 Manpower, Inc 2,028
16,885 Matthews International Corp (Class A) 619
31,583 MAXIMUS, Inc 2,649
12,017 (a) Montrose Environmental Group, Inc 386
19,573 MSA Safety, Inc 3,305
4,961 NL Industries, Inc 28
5,211 (a) NV5 Global, Inc 579
67,918 (a) OPENLANE, Inc 1,006
155,380 Paychex, Inc 18,507
24,132 Paycom Software, Inc 4,989
33,846 (a),(b) Performant Financial Corp 106
95,984 Pitney Bowes, Inc 422
79,689 (a),(b) Planet Labs PBC 197
90,452 (b) RB Global, Inc 6,050
4,854 (a),(b) Red Violet, Inc 97
97,841 Republic Services, Inc 16,135
20,546 Resources Connection, Inc 291
52,374 Robert Half International, Inc 4,605
119,495 Rollins, Inc 5,218
28,414 Science Applications International Corp 3,532

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,140 (a) SP Plus Corp $ 622
100,288 SS&C Technologies Holdings, Inc 6,129
61,807 Steelcase, Inc (Class A) 836
49,051 (a) Stericycle, Inc 2,431
12,139 (a),(b) Sterling Check Corp 169
25,107 Tetra Tech, Inc 4,191
92,480 TransUnion 6,354
15,001 (a) TriNet Group, Inc 1,784
19,072 (a) TrueBlue, Inc 293
10,054 TTEC Holdings, Inc 218
8,983 Unifirst Corp 1,643
63,645 (a) Upwork, Inc 946
100,108 (a) Veralto Corp 8,235
68,472 Verisk Analytics, Inc 16,355
63,620 (a) Verra Mobility Corp 1,465
15,178 (a) Viad Corp 549
5,586 VSE Corp 361
195,234 Waste Management, Inc 34,966
5,398 (a) Willdan Group, Inc 116
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 378,273
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
18,290 (a) 1-800-FLOWERS.COM, Inc (Class A) 197
18,402 Aaron's Co, Inc 200
23,424 (a) Abercrombie & Fitch Co (Class A) 2,066
36,738 Academy Sports & Outdoors, Inc 2,425
20,152 Advance Auto Parts, Inc 1,230
4,372,462 (a) Amazon.com, Inc 664,352
85,497 American Eagle Outfitters, Inc 1,809
3,312 (a) America's Car-Mart, Inc 251
65,041 Arko Corp 537
10,565 (a) Asbury Automotive Group, Inc 2,377
12,767 (a) Autonation, Inc 1,917
8,479 (a) Autozone, Inc 21,923
101,629 Bath & Body Works, Inc 4,386
97,064 Best Buy Co, Inc 7,598
11,361 Big 5 Sporting Goods Corp 72
15,681 (a) Boot Barn Holdings, Inc 1,204
14,004 Buckle, Inc 665
7,271 Build-A-Bear Workshop, Inc 167
33,332 (a) Burlington Stores, Inc 6,482
20,111 Caleres, Inc 618
22,123 (b) Camping World Holdings, Inc 581
78,807 (a) Carmax, Inc 6,048
19,398 (a) CarParts.com, Inc 61
47,579 (a),(b) Carvana Co 2,519
12,003 Cato Corp (Class A) 86
66,517 (a) Chico's FAS, Inc 504
9,723 (a),(b) ContextLogic, Inc 58
511,300 (a) Coupang, Inc 8,278
32,814 (b) Designer Brands, Inc 290
30,615 (a) Destination XL Group, Inc 135
28,635 Dick's Sporting Goods, Inc 4,208
1,003 (b) Dillard's, Inc (Class A) 405
7,236 (a) Duluth Holdings, Inc 39
248,893 eBay, Inc 10,857
61,188 (a) Etsy, Inc 4,959
34,837 (a),(b) EVgo, Inc 125
27,604 (a) Five Below, Inc 5,884
55,907 (a) Floor & Decor Holdings, Inc 6,237
33,391 Foot Locker, Inc 1,040
10,965 (a) Funko, Inc 85
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
138,452 (a) GameStop Corp (Class A) $ 2,427
81,317 Gap, Inc 1,700
7,998 (a) Genesco, Inc 282
67,692 Genuine Parts Co 9,375
6,868 Group 1 Automotive, Inc 2,093
29,518 (a) GrowGeneration Corp 74
21,962 Guess, Inc 506
9,098 Haverty Furniture Cos, Inc 323
9,181 Hibbett Sports, Inc 661
484,155 Home Depot, Inc 167,784
65,995 Kohl's Corp 1,893
9,431 (a) Lands' End, Inc 90
59,869 (a) Leslie's, Inc 414
13,553 Lithia Motors, Inc (Class A) 4,463
125,433 LKQ Corp 5,994
278,802 Lowe's Cos, Inc 62,047
109,170 Macy's, Inc 2,197
11,739 (a) MarineMax, Inc 457
18,107 Monro Muffler, Inc 531
8,996 Murphy USA, Inc 3,208
47,869 (a) National Vision Holdings, Inc 1,002
57,180 (b) Nordstrom, Inc 1,055
18,624 (a) ODP Corp 1,049
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 2,091
5,690 (a),(b) OneWater Marine, Inc 192
29,088 (a) O'Reilly Automotive, Inc 27,636
24,586 (a) Overstock.com, Inc 681
9,990 Penske Auto Group, Inc 1,603
40,988 (a) Petco Health & Wellness Co, Inc 130
14,105 PetMed Express, Inc 107
18,519 Pool Corp 7,384
27,217 Rent-A-Center, Inc 925
19,596 (a),(b) Revolve Group, Inc 325
7,732 (a) RH 2,254
160,682 Ross Stores, Inc 22,237
7,776 (a) Sally Beauty Holdings, Inc 103
13,763 (a) Savers Value Village, Inc 239
4,712 Shoe Carnival, Inc 142
20,162 Signet Jewelers Ltd 2,163
13,058 (a) Sleep Number Corp 194
62 Sonic Automotive, Inc (Class A) 3
19,952 (a) Sportsman's Warehouse Holdings, Inc 85
32,244 (a) Stitch Fix, Inc 115
30,109 (a),(b) ThredUp, Inc 68
6,790 (a) Tilly's, Inc 51
558,908 TJX Cos, Inc 52,431
55,517 Tractor Supply Co 11,938
24,062 (a) Ulta Beauty, Inc 11,790
31,536 (a) Urban Outfitters, Inc 1,126
66,985 Valvoline, Inc 2,517
37,799 (a) Victoria's Secret & Co 1,003
42,783 (a) Warby Parker, Inc 603
41,399 (a) Wayfair, Inc 2,554
32,140 Williams-Sonoma, Inc 6,485
1,945 Winmark Corp 812
11,661 (a) Zumiez, Inc 237
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,202,724
CONSUMER DURABLES & APPAREL - 1.2%
15,286 Acushnet Holdings Corp 966
48,382 (a),(b) Allbirds, Inc 59
35,953 (a),(b) AMMO, Inc 76

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,361 (a) Beazer Homes USA, Inc $ 46
14,995 (a) BK LC Lux Finco 2 Sarl 731
35,190 Brunswick Corp 3,405
63,158 (a) Callaway Golf Co 906
42,913 (a) Capri Holdings Ltd 2,156
19,479 Carter's, Inc 1,459
5,040 (a) Cavco Industries, Inc 1,747
13,611 Century Communities, Inc 1,241
14,289 (b) Clarus Corp 99
14,763 Columbia Sportswear Co 1,174
23,677 (b) Cricut, Inc 156
24,729 (a) Crocs, Inc 2,310
13,051 (a) Deckers Outdoor Corp 8,724
150,052 DR Horton, Inc 22,805
10,739 (a) Dream Finders Homes, Inc 382
18,783 Ethan Allen Interiors, Inc 600
69,522 (a) Garmin Ltd 8,936
24,084 (a) G-III Apparel Group Ltd 818
74,136 (a) GoPro, Inc 257
16,535 (a) Green Brick Partners, Inc 859
156,073 Hanesbrands, Inc 696
67,084 Hasbro, Inc 3,425
13,347 (a) Helen of Troy Ltd 1,612
5,483 (b) Hooker Furniture Corp 143
2,792 (a) Hovnanian Enterprises, Inc 435
13,822 Installed Building Products, Inc 2,527
15,263 (a) iRobot Corp 591
3,583 Johnson Outdoors, Inc 191
34,928 KB Home 2,182
30,075 Kontoor Brands, Inc 1,877
12,660 (a) Latham Group, Inc 33
25,091 La-Z-Boy, Inc 926
4,968 (a) Legacy Housing Corp 125
73,033 Leggett & Platt, Inc 1,911
119,847 Lennar Corp (Class A) 17,862
6,837 Lennar Corp (Class B) 917
12,635 (a) LGI Homes, Inc 1,682
5,568 (a) Lovesac Co 142
53,703 (a) Lululemon Athletica, Inc 27,458
13,163 (a) M/I Homes, Inc 1,813
13,092 (a) Malibu Boats, Inc 718
8,407 Marine Products Corp 96
13,690 (a) MasterCraft Boat Holdings, Inc 310
167,123 (a) Mattel, Inc 3,155
23,210 MDC Holdings, Inc 1,282
17,632 Meritage Homes Corp 3,072
28,443 (a) Mohawk Industries, Inc 2,944
11,320 Movado Group, Inc 341
125,637 Newell Rubbermaid, Inc 1,091
577,550 Nike, Inc (Class B) 62,705
1,436 (a) NVR, Inc 10,053
8,770 Oxford Industries, Inc 877
145,284 (a) Peloton Interactive, Inc 885
24,590 Polaris Industries, Inc 2,330
99,478 Pulte Homes, Inc 10,268
27,406 (b) Purple Innovation, Inc 28
27,729 PVH Corp 3,386
19,684 Ralph Lauren Corp 2,838
3,738 Rocky Brands, Inc 113
61,539 (a) Skechers U.S.A., Inc (Class A) 3,836
28,672 (a) Skyline Champion Corp 2,129
29,016 Smith & Wesson Brands, Inc 393
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
67,337 (a) Sonos, Inc $ 1,154
44,766 Steven Madden Ltd 1,880
3,716 Sturm Ruger & Co, Inc 169
115,012 Tapestry, Inc 4,234
44,029 (a) Taylor Morrison Home Corp 2,349
87,531 Tempur Sealy International, Inc 4,461
46,691 Toll Brothers, Inc 4,799
15,774 (a) TopBuild Corp 5,904
12,158 (a) Traeger, Inc 33
47,835 (a) Tri Pointe Homes, Inc 1,693
84,878 (a) Under Armour, Inc (Class A) 746
110,542 (a) Under Armour, Inc (Class C) 923
180,319 VF Corp 3,390
28,750 (a) Vista Outdoor, Inc 850
34,786 (a),(b) Vizio Holding Corp 268
32,024 (a),(b) Vuzix Corp 67
26,040 Whirlpool Corp 3,171
48,726 Wolverine World Wide, Inc 433
46,993 (a) YETI Holdings, Inc 2,433
TOTAL CONSUMER DURABLES & APPAREL 278,267
CONSUMER SERVICES - 2.4%
25,118 (a) Accel Entertainment, Inc 258
86,801 ADT, Inc 592
22,794 (a) Adtalem Global Education, Inc 1,344
197,709 (a) Airbnb, Inc 26,916
108,444 Aramark 3,047
17,816 (a),(b) BALLY'S CORP 248
769 (a) Biglari Holdings, Inc (B Shares) 127
15,173 (a) BJ's Restaurants, Inc 546
44,145 Bloomin' Brands, Inc 1,243
8,897 Bluegreen Vacations Holding Corp 668
17,202 (a) Booking Holdings, Inc 61,019
19,931 (a),(b) Bowlero Corp 282
31,873 Boyd Gaming Corp 1,996
28,106 (a) Bright Horizons Family Solutions, Inc 2,649
25,489 (a) Brinker International, Inc 1,101
97,639 (a) Caesars Entertainment, Inc 4,577
495,919 (a) Carnival Corp 9,194
11,838 Carriage Services, Inc 296
18,666 Carrols Restaurant Group, Inc 147
6,080 (a),(b) Cava Group, Inc 261
16,727 (a) Century Casinos, Inc 82
23,639 (b) Cheesecake Factory 828
54,286 (a) Chegg, Inc 617
13,161 (a) Chipotle Mexican Grill, Inc (Class A) 30,099
13,984 (b) Choice Hotels International, Inc 1,584
32,858 Churchill Downs, Inc 4,434
12,474 (a) Chuy's Holdings, Inc 477
57,806 (a) Coursera, Inc 1,120
12,944 (b) Cracker Barrel Old Country Store, Inc 998
58,405 Darden Restaurants, Inc 9,596
23,587 (a) Dave & Buster's Entertainment, Inc 1,270
41,277 (a) Denny's Corp 449
7,772 Dine Brands Global Inc. 386
17,125 Domino's Pizza, Inc 7,059
150,388 (a) DoorDash, Inc 14,872
208,489 (a) DraftKings, Inc 7,349
12,069 (a) Duolingo, Inc 2,738
14,501 (a) El Pollo Loco Holdings, Inc 128
2,242 (a),(c) Empire Resorts, Inc 0 ^
10,835 (a) European Wax Center, Inc 147

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
45,885 (a) Everi Holdings, Inc $ 517
66,749 (a) Expedia Group, Inc 10,132
7,524 (a) First Watch Restaurant Group, Inc 151
45,952 (a) Frontdoor, Inc 1,618
16,841 (a) Full House Resorts, Inc 90
16,169 (a),(b) Global Business Travel Group I 104
7,389 Golden Entertainment, Inc 295
1,473 Graham Holdings Co 1,026
12,080 (a) Grand Canyon Education, Inc 1,595
70,456 H&R Block, Inc 3,408
34,161 (a) Hilton Grand Vacations, Inc 1,373
120,348 Hilton Worldwide Holdings, Inc 21,914
24,452 Hyatt Hotels Corp 3,189
11,356 (a) Inspired Entertainment, Inc 112
54,564 International Game Technology plc 1,496
2,856 Jack in the Box, Inc 233
44,656 Krispy Kreme, Inc 674
2,885 (a) Kura Sushi USA, Inc 219
167,139 Las Vegas Sands Corp 8,225
62,559 Laureate Education, Inc 858
20,784 (a) Life Time Group Holdings, Inc 313
10,890 (a) Lindblad Expeditions Holdings, Inc 123
118,791 Marriott International, Inc (Class A) 26,789
13,041 Marriott Vacations Worldwide Corp 1,107
353,349 McDonald's Corp 104,772
149,684 MGM Resorts International 6,688
22,276 (a),(b) Mister Car Wash, Inc 192
7,140 Monarch Casino & Resort, Inc 494
22,451 (a),(b) Mondee Holdings, Inc 62
1,387 Nathan's Famous, Inc 108
29,475 (a),(b) Nerdy, Inc 101
8,091 (a) Noodles & Co 25
204,209 (a),(b) Norwegian Cruise Line Holdings Ltd 4,092
29,338 (a) OneSpaWorld Holdings Ltd 414
18,811 Papa John's International, Inc 1,434
85,767 (a) Penn National Gaming, Inc 2,232
46,334 Perdoceo Education Corp 814
45,756 (a) Planet Fitness, Inc 3,340
18,591 (a) PlayAGS, Inc 157
12,559 (a) Portillo's, Inc 200
13,091 (a) Potbelly Corp 136
6,547 RCI Hospitality Holdings, Inc 434
8,020 (a),(b) Red Robin Gourmet Burgers, Inc 100
26,499 Red Rock Resorts, Inc 1,413
47,538 (a) Rover Group, Inc 517
116,622 (a) Royal Caribbean Cruises Ltd 15,101
28,549 (a) Rush Street Interactive, Inc 128
186,641 (a) Sabre Corp 821
45,102 (a) Scientific Games Corp (Class A) 3,703
22,953 (a) SeaWorld Entertainment, Inc 1,213
70,217 Service Corp International 4,806
20,425 (a) Shake Shack, Inc 1,514
42,367 (a) Six Flags Entertainment Corp 1,063
548,940 Starbucks Corp 52,704
11,328 Strategic Education, Inc 1,046
13,194 (a) Stride, Inc 783
67,428 (a),(b) Super Group SGHC Ltd 214
44,740 (a) Sweetgreen, Inc 506
21,327 (a),(b) Target Hospitality Corp 207
35,053 Texas Roadhouse, Inc (Class A) 4,285
29,960 Travel & Leisure Co 1,171
36,983 (a) Udemy, Inc 545
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,593 (a) Universal Technical Institute, Inc $ 208
17,157 Vail Resorts, Inc 3,662
75,359 Wendy's Co 1,468
13,605 Wingstop, Inc 3,491
26,120 (a) WW International, Inc 229
37,299 Wyndham Hotels & Resorts, Inc 2,999
52,771 Wynn Resorts Ltd 4,808
8,699 (a),(b) Xponential Fitness, Inc 112
135,444 Yum! Brands, Inc 17,697
TOTAL CONSUMER SERVICES 538,514
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
177,508 Albertsons Cos, Inc 4,083
19,849 Andersons, Inc 1,142
68,459 (a) BJ's Wholesale Club Holdings, Inc 4,564
18,360 Casey's General Stores, Inc 5,044
14,374 (a) Chefs' Warehouse, Inc 423
215,067 Costco Wholesale Corp 141,961
109,187 Dollar General Corp 14,844
102,577 (a) Dollar Tree, Inc 14,571
47,990 (a) Grocery Outlet Holding Corp 1,294
21,180 (a) HF Foods Group, Inc 113
7,244 Ingles Markets, Inc (Class A) 626
319,100 Kroger Co 14,586
6,410 Natural Grocers by Vitamin Cottage, Inc 103
71,529 (a) Performance Food Group Co 4,946
14,866 Pricesmart, Inc 1,127
7,101 SpartanNash Co 163
46,984 (a) Sprouts Farmers Market, Inc 2,260
246,332 Sysco Corp 18,014
223,770 Target Corp 31,869
30,449 (a) United Natural Foods, Inc 494
108,028 (a) US Foods Holding Corp 4,906
4,843 Village Super Market (Class A) 127
324,604 Walgreens Boots Alliance, Inc 8,475
692,375 Walmart, Inc 109,153
8,426 (b) Weis Markets, Inc 539
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 385,427
ENERGY - 4.0%
18,289 (a) Amplify Energy Corp 108
183,627 Antero Midstream Corp 2,301
142,450 (a) Antero Resources Corp 3,231
146,720 APA Corp 5,264
31,646 Archrock, Inc 487
17,877 Ardmore Shipping Corp 252
7,867 (a),(b) Atlas Energy Solutions, Inc 135
485,677 Baker Hughes Co 16,600
36,376 Berry Corp 256
88,444 (a),(b) Borr Drilling Ltd 651
4,788 (a) Bristow Group, Inc 135
366,836 Cabot Oil & Gas Corp 9,362
29,784 Cactus, Inc 1,352
30,263 California Resources Corp 1,655
21,769 (a) Callon Petroleum Co 705
5,171 (a) Centrus Energy Corp 281
89,692 ChampionX Corp 2,620
116,546 Cheniere Energy, Inc 19,896
63,038 Chesapeake Energy Corp 4,850
834,385 Chevron Corp 124,457
18,920 Chord Energy Corp 3,145
37,806 Civitas Resources, Inc 2,585

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
75,896 (a) Clean Energy Fuels Corp $ 291
51,225 (a) CNX Resources Corp 1,024
7,387 (b) Comstock Resources, Inc 65
584,089 ConocoPhillips 67,795
16,946 CONSOL Energy, Inc 1,704
23,258 Core Laboratories, Inc 411
10,678 (b) Crescent Energy Co 141
11,149 CVR Energy, Inc 338
27,497 Delek US Holdings, Inc 709
319,329 Devon Energy Corp 14,466
55,111 DHT Holdings, Inc 541
51,211 (a) Diamond Offshore Drilling, Inc 666
83,922 Diamondback Energy, Inc 13,015
9,586 (a) DMC Global, Inc 180
19,179 Dorian LPG Ltd 841
19,159 (a) Dril-Quip, Inc 446
48,260 DT Midstream, Inc 2,645
70,957 (a),(b) Encore Energy Corp 279
56,201 (a),(b) Energy Fuels, Inc 404
290,269 EOG Resources, Inc 35,108
179,575 EQT Corp 6,942
223,182 Equitrans Midstream Corp 2,272
15,511 Evolution Petroleum Corp 90
9,511 Excelerate Energy, Inc 147
39,745 (a) Expro Group Holdings NV 633
1,964,406 Exxon Mobil Corp 196,401
14,619 (b) FLEX LNG Ltd 425
5,005 (a) Forum Energy Technologies, Inc 111
106,507 (a),(b) Gevo, Inc 124
42,501 Golar LNG Ltd 977
109,520 Granite Ridge Resources, Inc 659
26,945 (a) Green Plains, Inc 680
6,101 (a) Gulfport Energy Operating Corp 813
11,237 (a) Hallador Energy Co 99
447,624 Halliburton Co 16,182
40,320 (a) Helix Energy Solutions Group, Inc 414
52,744 Helmerich & Payne, Inc 1,910
138,535 Hess Corp 19,971
74,422 HF Sinclair Corp 4,136
16,438 International Seaways, Inc 748
951,218 Kinder Morgan, Inc 16,779
8,490 (b) Kinetik Holdings, Inc 284
234,852 (a) Kosmos Energy Ltd 1,576
47,915 Liberty Energy, Inc 869
85,538 Magnolia Oil & Gas Corp 1,821
296,202 Marathon Oil Corp 7,156
185,373 Marathon Petroleum Corp 27,502
61,756 Matador Resources Co 3,511
60,673 Murphy Oil Corp 2,588
4,194 (a) Nabors Industries Ltd 342
24,850 (b) New Fortress Energy, Inc 938
63,344 (a) Newpark Resources, Inc 421
15,430 (a),(b) NextDecade Corp 74
55,205 Noble Corp plc 2,659
68,002 Nordic American Tankers Ltd 286
26,098 Northern Oil and Gas, Inc 967
181,097 NOV, Inc 3,673
335,512 Occidental Petroleum Corp 20,033
54,360 (a) Oceaneering International, Inc 1,157
38,178 (a) Oil States International, Inc 259
283,462 ONEOK, Inc 19,905
28,818 Overseas Shipholding Group, Inc 152
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
115,301 Ovintiv, Inc $ 5,064
23,180 (a) Par Pacific Holdings, Inc 843
159,529 Patterson-UTI Energy, Inc 1,723
59,487 PBF Energy, Inc 2,615
60,358 Peabody Energy Corp 1,468
171,342 Permian Resources Corp 2,330
217,082 Phillips 66 28,902
113,240 Pioneer Natural Resources Co 25,465
11,921 (a),(b) ProFrac Holding Corp 101
48,018 (a) ProPetro Holding Corp 402
112,319 Range Resources Corp 3,419
51,530 Ranger Energy Services, Inc 527
12,558 (a) Rex American Resources Corp 594
4,815 (b) Riley Exploration Permian, Inc 131
44,313 (a),(b) Ring Energy, Inc 65
42,512 RPC, Inc 309
16,291 SandRidge Energy, Inc 223
700,698 Schlumberger Ltd 36,464
18,385 Scorpio Tankers, Inc 1,118
12,227 (a) SEACOR Marine Holdings, Inc 154
24,929 (a) Seadrill Ltd 1,179
6,869 Select Water Solutions, Inc 52
45,041 SFL Corp Ltd 508
6,017 (a) SilverBow Resources, Inc 175
33,204 (b) Sitio Royalties Corp 781
63,633 SM Energy Co 2,464
6,855 Solaris Oilfield Infrastructure, Inc 55
541,965 (a) Southwestern Energy Co 3,550
55,355 (a) Talos Energy, Inc 788
107,385 Targa Resources Corp 9,328
218,592 TechnipFMC plc 4,402
35,750 (a) Teekay Corp 256
11,719 Teekay Tankers Ltd 586
763,744 (a),(b) Tellurian, Inc 577
66,939 (a) Tetra Technologies, Inc 303
2,915 Texas Pacific Land Corp 4,584
25,843 (a) Tidewater, Inc 1,864
221,966 (a),(b) Uranium Energy Corp 1,421
37,988 (a) US Silica Holdings, Inc 430
29,976 Vaalco Energy, Inc 135
31,352 (a) Valaris Ltd 2,150
165,727 Valero Energy Corp 21,544
27,727 (a),(b) Vertex Energy, Inc 94
6,863 (a) Vital Energy, Inc 312
13,021 Vitesse Energy, Inc 285
14,396 W&T Offshore, Inc 47
36,238 (a) Weatherford International plc 3,545
592,514 Williams Cos, Inc 20,637
29,960 World Fuel Services Corp 682
TOTAL ENERGY 902,734
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
46,252 Acadia Realty Trust 786
45,529 Agree Realty Corp 2,866
47,563 Alexander & Baldwin, Inc 905
1,329 Alexander's, Inc 284
83,569 Alexandria Real Estate Equities, Inc 10,594
6,783 Alpine Income Property Trust, Inc 115
28,646 American Assets Trust, Inc 645
165,609 American Homes 4 Rent 5,955
226,611 American Tower Corp 48,921
133,721 Americold Realty Trust, Inc 4,048

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,495 Apartment Income REIT Corp $ 2,587
73,193 (a) Apartment Investment and Management Co 573
106,401 Apple Hospitality REIT, Inc 1,767
31,681 Armada Hoffler Properties, Inc 392
69,587 AvalonBay Communities, Inc 13,028
81,787 Boston Properties, Inc 5,739
35,081 Braemar Hotels & Resorts, Inc 88
92,621 Brandywine Realty Trust 500
132,744 Brixmor Property Group, Inc 3,089
77,650 Broadstone Net Lease, Inc 1,337
6,068 BRT Apartments Corp 113
52,715 Camden Property Trust 5,234
50,740 CareTrust REIT, Inc 1,136
13,650 CBL & Associates Properties, Inc 333
9,060 Centerspace 527
28,285 Chatham Lodging Trust 303
21,833 City Office REIT, Inc 133
10,462 Clipper Realty, Inc 56
9,586 Community Healthcare Trust, Inc 255
61,652 Corporate Office Properties Trust 1,580
84,914 Cousins Properties, Inc 2,068
210,447 Crown Castle, Inc 24,241
11,994 (b) CTO Realty Growth, Inc 208
110,271 CubeSmart 5,111
114,160 DiamondRock Hospitality Co 1,072
146,702 Digital Realty Trust, Inc 19,743
136,618 Diversified Healthcare Trust 511
91,371 (b) Douglas Emmett, Inc 1,325
46,730 Easterly Government Properties, Inc 628
21,698 EastGroup Properties, Inc 3,982
82,308 Empire State Realty Trust, Inc 798
36,844 EPR Properties 1,785
45,078 Equinix, Inc 36,305
43,426 Equity Commonwealth 834
91,603 Equity Lifestyle Properties, Inc 6,462
180,687 Equity Residential 11,051
63,885 Essential Properties Realty Trust, Inc 1,633
31,793 Essex Property Trust, Inc 7,883
104,107 Extra Space Storage, Inc 16,691
19,962 (b) Farmland Partners, Inc 249
39,750 Federal Realty Investment Trust 4,096
53,571 First Industrial Realty Trust, Inc 2,822
41,086 Four Corners Property Trust, Inc 1,039
119,848 Gaming and Leisure Properties, Inc 5,914
18,198 Getty Realty Corp 532
17,811 Gladstone Commercial Corp 236
11,325 Gladstone Land Corp 164
30,930 Global Medical REIT, Inc 343
90,865 Global Net Lease, Inc 904
202,313 Healthcare Realty Trust, Inc 3,486
279,927 Healthpeak Properties, Inc 5,543
46,362 Highwoods Properties, Inc 1,064
327,100 Host Marriott Corp 6,369
80,595 Hudson Pacific Properties, Inc 750
115,925 Independence Realty Trust, Inc 1,774
12,344 Innovative Industrial Properties, Inc 1,244
34,736 InvenTrust Properties Corp 880
307,088 Invitation Homes, Inc 10,475
135,732 Iron Mountain, Inc 9,499
64,898 JBG SMITH Properties 1,104
63,758 Kilroy Realty Corp 2,540
300,353 Kimco Realty Corp 6,401
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
118,460 Kite Realty Group Trust $ 2,708
37,540 Lamar Advertising Co 3,990
144,484 Lexington Realty Trust 1,433
19,960 LTC Properties, Inc 641
107,859 Macerich Co 1,664
47,939 Mack-Cali Realty Corp 754
283,531 (b) Medical Properties Trust, Inc 1,392
56,954 Mid-America Apartment Communities, Inc 7,658
9,876 National Health Investors, Inc 552
83,905 National Retail Properties, Inc 3,616
38,309 National Storage Affiliates Trust 1,589
6,383 (a),(b) NET Lease Office Properties 118
21,654 NETSTREIT Corp 387
15,031 (b) NexPoint Diversified Real Estate Trust 119
12,730 NexPoint Residential Trust, Inc 438
23,677 Office Properties Income Trust 173
108,572 Omega Healthcare Investors, Inc 3,329
9,166 (b) One Liberty Properties, Inc 201
29,999 Orion Office REIT, Inc 172
76,197 Outfront Media, Inc 1,064
101,864 Paramount Group, Inc 527
84,337 Park Hotels & Resorts, Inc 1,290
14,178 (b) Peakstone Realty Trust 283
71,223 Pebblebrook Hotel Trust 1,138
59,852 Phillips Edison & Co, Inc 2,183
107,460 Physicians Realty Trust 1,430
36,714 Piedmont Office Realty Trust, Inc 261
13,733 Plymouth Industrial REIT, Inc 331
9,072 Postal Realty Trust, Inc 132
40,727 PotlatchDeltic Corp 2,000
450,936 Prologis, Inc 60,110
75,586 Public Storage, Inc 23,054
75,814 Rayonier, Inc 2,533
352,473 Realty Income Corp 20,239
91,859 Regency Centers Corp 6,155
63,462 Retail Opportunity Investments Corp 890
98,830 Rexford Industrial Realty, Inc 5,544
30,023 RLJ Lodging Trust 352
57,913 RPT Realty 743
28,461 Ryman Hospitality Properties, Inc 3,132
116,469 Sabra Health Care REIT, Inc 1,662
16,656 Safehold, Inc 390
6,451 (b) Saul Centers, Inc 253
52,759 SBA Communications Corp 13,384
19,689 Service Properties Trust 168
158,988 Simon Property Group, Inc 22,678
103,764 SITE Centers Corp 1,414
38,202 (b) SL Green Realty Corp 1,726
62,949 Spirit Realty Capital, Inc 2,750
84,224 STAG Industrial, Inc 3,307
5,909 (a) Star Holdings 88
73,018 Summit Hotel Properties, Inc 491
60,721 Sun Communities, Inc 8,115
117,301 Sunstone Hotel Investors, Inc 1,259
54,135 Tanger Factory Outlet Centers, Inc 1,501
35,329 Terreno Realty Corp 2,214
162,250 UDR, Inc 6,213
20,169 UMH Properties, Inc 309
121,658 Uniti Group, Inc 703
2,401 Universal Health Realty Income Trust 104
70,770 Urban Edge Properties 1,295
205,950 Ventas, Inc 10,265

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
487,538 VICI Properties, Inc $ 15,543
96,380 Vornado Realty Trust 2,723
46,196 Washington REIT 674
261,754 (d) Welltower, Inc 23,602
348,827 Weyerhaeuser Co 12,129
25,132 Whitestone REIT 309
95,747 WP Carey, Inc 6,205
62,184 Xenia Hotels & Resorts, Inc 847
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 630,294
FINANCIAL SERVICES - 7.8%
8,101 AFC Gamma, Inc 97
17,614 Affiliated Managers Group, Inc 2,667
110,488 (a),(b) Affirm Holdings, Inc 5,429
247,438 (b) AGNC Investment Corp 2,427
8,948 Alerus Financial Corp 200
148,401 Ally Financial, Inc 5,182
9,522 (b) A-Mark Precious Metals, Inc 288
279,246 American Express Co 52,314
48,607 Ameriprise Financial, Inc 18,462
239,553 Annaly Capital Management, Inc 4,640
68,911 Apollo Commercial Real Estate Finance, Inc 809
251,930 Apollo Global Management, Inc 23,477
61,262 Arbor Realty Trust, Inc 930
22,112 (b) Ares Commercial Real Estate Corp 229
78,238 Ares Management Corp 9,304
5,232 (b) ARMOUR Residential REIT, Inc 101
32,135 Artisan Partners Asset Management, Inc 1,420
8,796 (a) AssetMark Financial Holdings, Inc 263
2,420 (a) Atlanticus Holdings Corp 94
75,147 (a) AvidXchange Holdings, Inc 931
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 56
378,094 Bank of New York Mellon Corp 19,680
887,212 (a) Berkshire Hathaway, Inc 316,433
166,153 BGC Group, Inc 1,200
71,548 BlackRock, Inc 58,083
87,301 (b) Blackstone Mortgage Trust, Inc 1,857
347,426 Blackstone, Inc 45,485
267,045 (a) Block, Inc 20,656
207,831 Blue Owl Capital, Inc 3,097
4,881 Bread Financial Holdings, Inc 161
23,450 Brightsphere Investment Group, Inc 449
46,061 BrightSpire Capital, Inc 343
48,331 (a) Cannae Holdings, Inc 943
31,787 (a) Cantaloupe, Inc 236
183,192 Capital One Financial Corp 24,020
106,775 Carlyle Group, Inc 4,345
10,596 Cass Information Systems, Inc 477
49,547 Cboe Global Markets, Inc 8,847
717,758 Charles Schwab Corp 49,382
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 127
121,929 Chimera Investment Corp 608
47,158 Claros Mortgage Trust, Inc 643
175,714 CME Group, Inc 37,005
15,440 Cohen & Steers, Inc 1,169
79,947 (a) Coinbase Global, Inc 13,904
31,056 (b) Compass Diversified Trust 697
111,781 Corebridge Financial, Inc 2,421
3,577 (a) Credit Acceptance Corp 1,906
2,179 Diamond Hill Investment Group, Inc 361
120,676 Discover Financial Services 13,564
19,156 (a) Donnelley Financial Solutions, Inc 1,195
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,107 Dynex Capital, Inc $ 139
17,423 (b) Ellington Financial, Inc 221
15,393 Enact Holdings, Inc 445
10,179 (a) Encore Capital Group, Inc 517
14,291 (a) Enova International, Inc 791
175,999 Equitable Holdings, Inc 5,861
51,962 Essent Group Ltd 2,741
22,022 (a) Euronet Worldwide, Inc 2,235
18,622 Evercore Partners, Inc (Class A) 3,185
31,074 EVERTEC, Inc 1,272
18,222 Factset Research Systems, Inc 8,693
4,507 Federal Agricultural Mortgage Corp (FAMC) 862
295,001 Fidelity National Information Services, Inc 17,721
17,545 FirstCash Holdings, Inc 1,902
286,124 (a) Fiserv, Inc 38,009
33,596 (a) FleetCor Technologies, Inc 9,495
47,493 (a) Flywire Corp 1,099
55,325 (a),(b) Forge Global Holdings, Inc 190
23,368 Franklin BSP Realty Trust, Inc 316
145,793 Franklin Resources, Inc 4,343
23,172 (b) GCM Grosvenor, Inc 208
125,247 Global Payments, Inc 15,906
155,485 Goldman Sachs Group, Inc 59,981
31,227 Granite Point Mortgage Trust, Inc 186
33,057 (a) Green Dot Corp 327
18,233 Hamilton Lane, Inc 2,068
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,154
25,893 Houlihan Lokey, Inc 3,105
9,245 (a) I3 Verticals, Inc 196
49,742 Interactive Brokers Group, Inc (Class A) 4,124
272,701 Intercontinental Exchange, Inc 35,023
13,645 (a) International Money Express, Inc 301
183,237 Invesco Ltd 3,269
10,073 (b) Invesco Mortgage Capital, Inc 89
37,546 Jack Henry & Associates, Inc 6,135
38,721 Jackson Financial, Inc 1,983
66,557 Janus Henderson Group plc 2,007
88,592 Jefferies Financial Group, Inc 3,580
323,632 KKR & Co, Inc 26,813
17,625 KKR Real Estate Finance Trust, Inc 233
49,932 Ladder Capital Corp 575
54,468 Lazard Ltd (Class A) 1,896
42,896 (a) LendingClub Corp 375
6,343 (a) LendingTree, Inc 192
35,840 LPL Financial Holdings, Inc 8,158
18,723 MarketAxess Holdings, Inc 5,483
222,577 (a) Marqeta, Inc 1,554
401,790 Mastercard, Inc (Class A) 171,367
8,062 Merchants Bancorp 343
46,018 MFA Financial, Inc 519
136,986 MGIC Investment Corp 2,642
33,380 Moelis & Co 1,874
75,937 Moody's Corp 29,658
591,542 Morgan Stanley 55,161
12,847 Morningstar, Inc 3,677
37,224 (a) Mr Cooper Group, Inc 2,424
37,297 MSCI, Inc (Class A) 21,097
161,890 Nasdaq Stock Market, Inc 9,412
35,663 Navient Corp 664
34,496 (a) NCR Corp ATM 838
3,424 Nelnet, Inc (Class A) 302
13,129 (a),(b) NerdWallet, Inc 193

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,284 New York Mortgage Trust, Inc $ 156
11,601 (b) NewtekOne, Inc 160
38,864 (a) NMI Holdings, Inc 1,154
102,028 Northern Trust Corp 8,609
3,281 (a),(b) Ocwen Financial Corp 101
52,599 OneMain Holdings, Inc 2,588
56,898 (a) Open Lending Corp 484
4,738 (b) Orchid Island Capital, Inc 40
21,454 P10, Inc 219
98,142 (a) Pagseguro Digital Ltd 1,224
26,821 Patria Investments Ltd 416
110,964 (a) Payoneer Global, Inc 578
535,553 (a) PayPal Holdings, Inc 32,888
18,818 (a) Paysafe Ltd 241
9,684 PennyMac Financial Services, Inc 856
47,765 PennyMac Mortgage Investment Trust 714
23,862 Perella Weinberg Partners 292
10,272 Piper Jaffray Cos 1,796
13,025 PJT Partners, Inc 1,327
24,781 (a) PRA Group, Inc 649
17,833 (a) PROG Holdings, Inc 551
73,149 Radian Group, Inc 2,088
89,696 Raymond James Financial, Inc 10,001
79,027 (b) Ready Capital Corp 810
49,700 (b) Redwood Trust, Inc 368
8,577 Regional Management Corp 215
68,799 (a) Remitly Global, Inc 1,336
42,004 (a) Repay Holdings Corp 359
175,369 Rithm Capital Corp 1,873
330,896 (a) Robinhood Markets, Inc 4,216
74,318 (a),(b) Rocket Cos, Inc 1,076
155,130 S&P Global, Inc 68,338
39,028 SEI Investments Co 2,480
23,585 (a) Shift4 Payments, Inc 1,753
4,705 Silvercrest Asset Management Group, Inc 80
126,744 SLM Corp 2,423
457,564 (a),(b) SoFi Technologies, Inc 4,553
137,605 (b) Starwood Property Trust, Inc 2,892
147,812 State Street Corp 11,450
20,369 StepStone Group, Inc 648
56,036 Stifel Financial Corp 3,875
120,616 (a) StoneCo Ltd 2,175
17,053 (a) StoneX Group, Inc 1,259
204,642 Synchrony Financial 7,815
107,019 T Rowe Price Group, Inc 11,525
34,383 TFS Financial Corp 505
176,704 (a) Toast, Inc 3,227
32,761 TPG RE Finance Trust, Inc 213
31,933 TPG, Inc 1,379
52,338 Tradeweb Markets, Inc 4,757
37,367 Two Harbors Investment Corp 521
37,848 (a),(b) Upstart Holdings, Inc 1,546
23,393 (b) UWM Holdings Corp 167
8,459 Victory Capital Holdings, Inc 291
51,259 Virtu Financial, Inc 1,039
2,751 Virtus Investment Partners, Inc 665
772,433 Visa, Inc (Class A) 201,103
39,439 Voya Financial, Inc 2,877
12,277 Walker & Dunlop, Inc 1,363
19,189 Waterstone Financial, Inc 273
198,450 Western Union Co 2,366
20,819 (a) WEX, Inc 4,050
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
84,317 WisdomTree, Inc $ 584
2,399 (a),(b) World Acceptance Corp 313
165,480 XP, Inc 4,314
TOTAL FINANCIAL SERVICES 1,773,947
FOOD, BEVERAGE & TOBACCO - 2.7%
3,213 Alico, Inc 93
860,470 Altria Group, Inc 34,711
255,153 Archer-Daniels-Midland Co 18,427
34,958 (b) B&G Foods, Inc (Class A) 367
31,483 (a),(b) Beyond Meat, Inc 280
5,121 (a) Boston Beer Co, Inc (Class A) 1,770
13,162 (a),(b) BRC, Inc 48
25,010 Brown-Forman Corp (Class A) 1,490
91,961 Brown-Forman Corp (Class B) 5,251
70,268 (a) Bunge Global S.A. 7,094
11,455 Calavo Growers, Inc 337
22,629 Cal-Maine Foods, Inc 1,299
94,499 Campbell Soup Co 4,085
64,566 (a) Celsius Holdings, Inc 3,520
1,884,867 Coca-Cola Co 111,075
2,566 Coca-Cola Consolidated Inc 2,382
225,066 ConAgra Brands, Inc 6,450
78,361 Constellation Brands, Inc (Class A) 18,944
81,644 (a) Darling International, Inc 4,069
35,454 Dole plc 436
11,007 (a) Duckhorn Portfolio, Inc 108
85,884 Flowers Foods, Inc 1,933
20,613 Fresh Del Monte Produce, Inc 541
23,047 (a),(b) Freshpet, Inc 2,000
290,625 General Mills, Inc 18,931
46,022 (a) Hain Celestial Group, Inc 504
72,018 Hershey Co 13,427
143,109 Hormel Foods Corp 4,595
32,682 Ingredion, Inc 3,547
8,046 J&J Snack Foods Corp 1,345
47,942 J.M. Smucker Co 6,059
5,780 John B Sanfilippo & Son, Inc 596
118,743 Kellogg Co 6,639
474,896 Keurig Dr Pepper, Inc 15,824
381,992 Kraft Heinz Co 14,126
66,946 Lamb Weston Holdings, Inc 7,236
10,268 Lancaster Colony Corp 1,709
8,891 (b) Limoneira Co 183
123,083 McCormick & Co, Inc 8,421
9,193 MGP Ingredients, Inc 906
20,226 (a) Mission Produce, Inc 204
90,373 Molson Coors Brewing Co (Class B) 5,532
659,830 Mondelez International, Inc 47,792
359,383 (a) Monster Beverage Corp 20,704
12,819 (a) National Beverage Corp 637
668,436 PepsiCo, Inc 113,527
749,970 Philip Morris International, Inc 70,557
24,393 (a) Pilgrim's Pride Corp 675
27,833 (a) Post Holdings, Inc 2,451
47,967 Primo Water Corp 722
127 Seaboard Corp 453
5,451 (a) Seneca Foods Corp 286
46,457 (a) Simply Good Foods Co 1,840
14,597 (a) Sovos Brands, Inc 322
50,062 (a) SunOpta, Inc 274
29,630 (a) TreeHouse Foods, Inc 1,228

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,760 Turning Point Brands, Inc $ 125
140,077 Tyson Foods, Inc (Class A) 7,529
11,870 Universal Corp 799
32,173 Utz Brands, Inc 523
78,380 Vector Group Ltd 884
14,289 (a) Vita Coco Co, Inc 367
13,394 (a) Vital Farms, Inc 210
14,287 (a),(b) Westrock Coffee Co 146
29,685 (a) WK Kellogg Co 390
TOTAL FOOD, BEVERAGE & TOBACCO 608,935
HEALTH CARE EQUIPMENT & SERVICES - 5.2%
88,085 (a),(b) 23andMe Holding Co 80
844,370 Abbott Laboratories 92,940
48,576 (a) Acadia Healthcare Co, Inc 3,777
27,471 (a) Accolade, Inc 330
46,624 (a) Accuray, Inc 132
42,027 (a) AdaptHealth Corp 306
8,397 (a) Addus HomeCare Corp 780
12,333 (a) Agiliti, Inc 98
137,773 (a),(b) agilon health, Inc 1,729
38,052 (a) Align Technology, Inc 10,426
14,356 (a) Alignment Healthcare, Inc 124
51,829 (a) Allscripts Healthcare Solutions, Inc 544
31,277 (a) Alphatec Holdings, Inc 473
11,006 (a) Amedisys, Inc 1,046
106,234 (a) American Well Corp 158
76,279 AmerisourceBergen Corp 15,666
20,081 (a) AMN Healthcare Services, Inc 1,504
26,107 (a) Angiodynamics, Inc 205
16,786 (a) Apollo Medical Holdings, Inc 643
22,609 (a) AtriCure, Inc 807
1,019 Atrion Corp 386
26,266 (a) Avanos Medical, Inc 589
21,058 (a),(b) Aveanna Healthcare Holdings, Inc 56
18,090 (a) Axogen, Inc 124
22,714 (a) Axonics, Inc 1,413
234,095 Baxter International, Inc 9,050
138,929 Becton Dickinson & Co 33,875
703,143 (a) Boston Scientific Corp 40,649
100,981 (a) Brookdale Senior Living, Inc 588
98,379 (a),(b) Butterfly Network, Inc 106
119,770 Cardinal Health, Inc 12,073
11,625 (a) Castle Biosciences, Inc 251
258,020 (a) Centene Corp 19,148
50,223 (a) Certara, Inc 883
71,510 (a) Cerus Corp 154
6,630 Chemed Corp 3,877
142,160 Cigna Group 42,570
8,700 (a) Computer Programs & Systems, Inc 97
15,846 Conmed Corp 1,735
22,768 Cooper Cos, Inc 8,616
4,814 (a) Corvel Corp 1,190
25,224 (a) Cross Country Healthcare, Inc 571
23,064 (a) CryoLife, Inc 412
626,705 CVS Health Corp 49,485
24,791 (a) DaVita, Inc 2,597
10,656 (a) Definitive Healthcare Corp 106
106,534 Dentsply Sirona, Inc 3,792
191,265 (a) DexCom, Inc 23,734
41,284 (a) DocGo, Inc 231
49,456 (a) Doximity, Inc 1,387
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
291,345 (a) Edwards Lifesciences Corp $ 22,215
115,054 Elevance Health, Inc 54,255
30,207 Embecta Corp 572
44,802 Encompass Health Corp 2,989
27,101 (a) Enhabit, Inc 280
21,428 (a) Enovis Corp 1,200
28,674 Ensign Group, Inc 3,217
79,184 (a) Envista Holdings Corp 1,905
45,708 (a) Evolent Health, Inc 1,510
65,385 (a),(b) Figs, Inc 454
11,072 (a) Fulgent Genetics, Inc 320
185,572 GE HealthCare Technologies, Inc 14,348
24,523 (a) Glaukos Corp 1,949
57,262 (a) Globus Medical, Inc 3,051
49,332 (a) Guardant Health, Inc 1,334
24,773 (a) Haemonetics Corp 2,118
96,972 HCA, Inc 26,248
24,393 (a) Health Catalyst, Inc 226
42,554 (a) HealthEquity, Inc 2,821
18,780 HealthStream, Inc 508
64,969 (a) Henry Schein, Inc 4,919
62,220 (a) Hims & Hers Health, Inc 554
110,770 (a) Hologic, Inc 7,914
60,335 Humana, Inc 27,622
10,885 (a) ICU Medical, Inc 1,086
39,487 (a) IDEXX Laboratories, Inc 21,917
24,734 (a) Inari Medical, Inc 1,606
9,354 (a),(b) InfuSystem Holdings, Inc 99
38,335 (a) Inmode Ltd 853
10,000 (a),(b) Innovage Holding Corp 60
12,244 (a) Inogen, Inc 67
13,280 (a) Inspire Medical Systems, Inc 2,702
34,390 (a) Insulet Corp 7,462
17,928 (a) Integer Holdings Corp 1,776
30,442 (a) Integra LifeSciences Holdings Corp 1,326
169,704 (a) Intuitive Surgical, Inc 57,251
3,653 iRadimed Corp 173
16,105 (a) iRhythm Technologies, Inc 1,724
7,427 (a) Joint Corp 71
42,144 Laboratory Corp of America Holdings 9,579
34,223 (a) Lantheus Holdings, Inc 2,122
9,523 LeMaitre Vascular, Inc 541
25,006 (a),(b) LifeStance Health Group, Inc 196
26,810 (a) LivaNova plc 1,387
24,240 (a) Masimo Corp 2,841
64,942 McKesson Corp 30,067
646,324 Medtronic plc 53,244
28,011 (a) Merit Medical Systems, Inc 2,128
6,780 (a) ModivCare, Inc 298
28,118 (a) Molina Healthcare, Inc 10,159
187,715 (a),(b) Multiplan Corp 270
21,550 (a),(b) Nano-X Imaging Ltd 137
2,600 National Healthcare Corp 240
5,598 National Research Corp 221
110,527 (a) Neogen Corp 2,223
58,635 (a) NeoGenomics, Inc 949
19,942 (a) Nevro Corp 429
56,233 (a) Novocure Ltd 840
23,061 (a) Omnicell, Inc 868
238,337 (a),(b) Opko Health, Inc 360
8,440 (a) OptimizeRx Corp 121
80,646 (a) Option Care Health, Inc 2,717

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
40,487 (a) OraSure Technologies, Inc $ 332
18,671 (a) Orthofix Medical, Inc 252
5,177 (a) OrthoPediatrics Corp 168
24,964 (a) Outset Medical, Inc 135
31,294 (a) Owens & Minor, Inc 603
23,637 (a) Paragon 28, Inc 294
44,685 Patterson Cos, Inc 1,271
43,753 (a) Pediatrix Medical Group, Inc 407
17,723 (a) Pennant Group, Inc 247
17,918 (a) Penumbra, Inc 4,507
14,406 (a) PetIQ, Inc 284
20,801 (a) Phreesia, Inc 482
56,653 Premier, Inc 1,267
32,525 (a),(b) Privia Health Group, Inc 749
13,124 (a),(b) PROCEPT BioRobotics Corp 550
34,423 (a) Progyny, Inc 1,280
72,154 (a) Project Roadrunner Parent, Inc 763
13,858 (a) Pulmonx Corp 177
54,552 Quest Diagnostics, Inc 7,522
26,154 (a) QuidelOrtho Corp 1,928
20,774 (a) Quipt Home Medical Corp 106
25,914 (a) RadNet, Inc 901
70,741 Resmed, Inc 12,169
10,559 (a) RxSight, Inc 426
24,729 (a) Schrodinger, Inc 885
60,301 Select Medical Holdings Corp 1,417
150,613 (a),(b) Sharecare, Inc 163
18,412 (a) Shockwave Medical, Inc 3,509
17,531 (a) SI-BONE, Inc 368
18,916 (a) Silk Road Medical, Inc 232
7,680 Simulations Plus, Inc 344
26,141 (a) STAAR Surgical Co 816
48,388 STERIS plc 10,638
173,665 Stryker Corp 52,006
33,599 (a) Surgery Partners, Inc 1,075
10,275 (a),(b) SurModics, Inc 373
10,460 (a) Tactile Systems Technology, Inc 150
35,006 (a) Tandem Diabetes Care, Inc 1,035
8,220 (a),(b) Tela Bio, Inc 54
80,556 (a) Teladoc Health, Inc 1,736
20,420 Teleflex, Inc 5,091
53,386 (a) Tenet Healthcare Corp 4,034
11,786 (a) TransMedics Group, Inc 930
22,415 (a) Treace Medical Concepts, Inc 286
4,630 (a) UFP Technologies, Inc 797
451,059 UnitedHealth Group, Inc 237,469
29,977 Universal Health Services, Inc (Class B) 4,570
6,975 US Physical Therapy, Inc 650
2,349 Utah Medical Products, Inc 198
27,229 (a) Varex Imaging Corp 558
71,525 (a) Veeva Systems, Inc 13,770
17,155 (a),(b) Viemed Healthcare, Inc 135
104,652 Zimmer Biomet Holdings, Inc 12,736
12,899 (a) Zimvie, Inc 229
10,840 (a),(b) Zynex, Inc 118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,187,344
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
66,090 (a) BellRing Brands, Inc 3,663
7,431 (a) Central Garden & Pet Co 372
22,079 (a) Central Garden and Pet Co (Class A) 972
118,723 Church & Dwight Co, Inc 11,226
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
61,531 Clorox Co $ 8,774
390,835 Colgate-Palmolive Co 31,154
159,439 (a) Coty, Inc 1,980
29,639 Edgewell Personal Care Co 1,086
24,917 (a) elf Beauty, Inc 3,597
34,187 Energizer Holdings, Inc 1,083
111,564 Estee Lauder Cos (Class A) 16,316
58,982 (a) Herbalife Ltd 900
9,082 Inter Parfums, Inc 1,308
852,014 Kenvue, Inc 18,344
162,384 Kimberly-Clark Corp 19,731
6,191 Medifast, Inc 416
5,868 (a) Nature's Sunshine Products, Inc 101
27,121 Nu Skin Enterprises, Inc (Class A) 527
2,434 Oil-Dri Corp of America 163
43,357 (a) Olaplex Holdings, Inc 110
1,139,564 Procter & Gamble Co 166,992
4,555 Reynolds Consumer Products, Inc 122
13,172 Spectrum Brands Holdings, Inc 1,051
8,349 (a) USANA Health Sciences, Inc 448
10,102 (a),(b) Waldencast plc 111
7,178 WD-40 Co 1,716
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 292,263
INSURANCE - 2.2%
292,215 Aflac, Inc 24,108
130,762 Allstate Corp 18,304
32,424 (a) AMBAC Financial Group, Inc 534
30,850 American Equity Investment Life Holding Co 1,721
34,605 American Financial Group, Inc 4,114
347,258 American International Group, Inc 23,527
13,468 Amerisafe, Inc 630
98,742 Aon plc 28,736
178,169 (a) Arch Capital Group Ltd 13,233
27,795 Assurant, Inc 4,683
28,366 Assured Guaranty Ltd 2,123
27,757 Axis Capital Holdings Ltd 1,537
25,977 (a) Brighthouse Financial, Inc 1,375
117,798 Brown & Brown, Inc 8,377
25,189 (a) BRP Group, Inc 605
194,961 Chubb Ltd 44,061
74,945 Cincinnati Financial Corp 7,754
2,717 CNA Financial Corp 115
66,761 CNO Financial Group, Inc 1,863
7,812 Donegal Group, Inc (Class A) 109
15,165 (a) eHealth, Inc 132
6,714 Employers Holdings, Inc 264
4,741 (a) Enstar Group Ltd 1,395
21,082 Everest Re Group Ltd 7,454
9,274 F&G Annuities & Life, Inc 427
120,728 Fidelity National Financial, Inc 6,160
52,851 First American Financial Corp 3,406
102,609 Gallagher (Arthur J.) & Co 23,075
184,221 (a) Genworth Financial, Inc (Class A) 1,231
41,690 Globe Life, Inc 5,074
9,663 (a) Goosehead Insurance, Inc 732
20,683 (a) Greenlight Capital Re Ltd (Class A) 236
17,079 Hanover Insurance Group, Inc 2,074
136,670 Hartford Financial Services Group, Inc 10,986
3,092 (b) HCI Group, Inc 270
5,219 (a),(b) Hippo Holdings, Inc 48
3,881 Horace Mann Educators Corp 127

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,119 Investors Title Co $ 181
19,526 James River Group Holdings Ltd 180
33,482 Kemper Corp 1,630
10,502 Kinsale Capital Group, Inc 3,517
20,988 (a),(b) Lemonade, Inc 339
63,080 Lincoln National Corp 1,701
82,321 Loews Corp 5,729
46,136 (a),(b) Maiden Holdings Ltd 106
6,263 (a) Markel Corp 8,893
238,593 Marsh & McLennan Cos, Inc 45,206
26,174 (b) MBIA, Inc 160
12,675 Mercury General Corp 473
309,809 Metlife, Inc 20,488
1,551 National Western Life Group, Inc 749
7,308 (a) NI Holdings, Inc 95
111,944 Old Republic International Corp 3,291
60,575 (a) Oscar Health, Inc 554
13,408 (a) Palomar Holdings, Inc 744
18,445 Primerica, Inc 3,795
120,318 Principal Financial Group 9,465
37,307 ProAssurance Corp 514
283,495 Progressive Corp 45,155
173,536 Prudential Financial, Inc 17,997
29,828 Reinsurance Group of America, Inc (Class A) 4,826
24,465 RenaissanceRe Holdings Ltd 4,795
20,019 RLI Corp 2,665
42,415 (a) Ryan Specialty Holdings, Inc 1,825
4,020 Safety Insurance Group, Inc 305
25,615 Selective Insurance Group, Inc 2,548
8,398 (a) SiriusPoint Ltd 97
5,293 (a) Skyward Specialty Insurance Group, Inc 179
15,315 Stewart Information Services Corp 900
22,143 Tiptree, Inc 420
110,991 Travelers Cos, Inc 21,143
20,838 (a),(b) Trupanion, Inc 636
16,104 United Fire Group, Inc 324
22,402 Universal Insurance Holdings, Inc 358
99,041 Unum Group 4,479
92,006 W.R. Berkley Corp 6,507
1,280 White Mountains Insurance Group Ltd 1,926
50,392 Willis Towers Watson plc 12,155
TOTAL INSURANCE 487,650
MATERIALS - 2.7%
16,560 (a),(b) 5E Advanced Materials, Inc 23
14,906 AdvanSix, Inc 447
108,588 Air Products & Chemicals, Inc 29,731
56,068 Albemarle Corp 8,101
99,055 Alcoa Corp 3,368
58,071 (a) Allegheny Technologies, Inc 2,641
5,106 Alpha Metallurgical Resources, Inc 1,731
726,379 Amcor plc 7,002
20,501 American Vanguard Corp 225
30,628 Aptargroup, Inc 3,786
7,811 Arch Resources, Inc 1,296
13,288 (a),(c) Ardagh Group S.A. 81
74,922 (b) Ardagh Metal Packaging S.A. 288
26,123 Ashland, Inc 2,202
11,564 (a) Aspen Aerogels, Inc 182
37,556 Avery Dennison Corp 7,592
49,682 Avient Corp 2,065
113,646 (a) Axalta Coating Systems Ltd 3,861
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,070 Balchem Corp $ 2,242
153,554 Ball Corp 8,832
56,523 Berry Global Group, Inc 3,809
23,466 Cabot Corp 1,959
8,054 (b) Caledonia Mining Corp plc 98
25,997 Carpenter Technology Corp 1,841
47,153 Celanese Corp (Series A) 7,326
12,437 (a) Century Aluminum Co 151
93,988 CF Industries Holdings, Inc 7,472
59,993 Chemours Co 1,892
11,678 (a) Clearwater Paper Corp 422
230,842 (a) Cleveland-Cliffs, Inc 4,714
119,550 (a) Coeur Mining, Inc 390
53,154 Commercial Metals Co 2,660
20,319 Compass Minerals International, Inc 514
66,991 (a) Constellium SE 1,337
343,155 Corteva, Inc 16,444
52,888 Crown Holdings, Inc 4,870
36,022 (a),(b) Danimer Scientific, Inc 37
352,447 Dow, Inc 19,328
223,358 DuPont de Nemours, Inc 17,183
16,817 Eagle Materials, Inc 3,411
60,013 Eastman Chemical Co 5,390
119,042 Ecolab, Inc 23,612
20,162 (a) Ecovyst, Inc 197
92,641 Element Solutions, Inc 2,144
64,363 FMC Corp 4,058
685,824 Freeport-McMoRan, Inc (Class B) 29,196
17,819 FutureFuel Corp 108
768,616 (a),(b) Ginkgo Bioworks Holdings, Inc 1,299
32,454 (a),(b) Glatfelter Corp 63
145,764 Graphic Packaging Holding Co 3,593
14,075 Greif, Inc (Class A) 923
3,993 Greif, Inc (Class B) 264
22,652 H.B. Fuller Co 1,844
15,846 Hawkins, Inc 1,116
9,402 Haynes International, Inc 536
290,099 Hecla Mining Co 1,395
85,574 Huntsman Corp 2,150
96,273 (a),(b) i-80 Gold Corp 169
21,966 (a) Ingevity Corp 1,037
11,273 Innospec, Inc 1,389
127,265 International Flavors & Fragrances, Inc 10,305
172,512 International Paper Co 6,236
6,735 (a) Intrepid Potash, Inc 161
23,280 (a),(b) Ivanhoe Electric, Inc 235
8,625 Kaiser Aluminum Corp 614
24,111 (a) Knife River Corp 1,596
15,231 Koppers Holdings, Inc 780
14,288 Kronos Worldwide, Inc 142
234,686 Linde plc 96,388
80,227 (a),(b) Livent Corp 1,443
34,555 Louisiana-Pacific Corp 2,448
16,250 (a) LSB Industries, Inc 151
122,748 LyondellBasell Industries NV 11,671
30,128 Martin Marietta Materials, Inc 15,031
11,119 Materion Corp 1,447
12,674 Minerals Technologies, Inc 904
166,909 Mosaic Co 5,964
39,809 (a),(b) MP Materials Corp 790
18,118 Myers Industries, Inc 354
2,137 NewMarket Corp 1,166

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
566,834 Newmont Goldcorp Corp $ 23,461
149,512 (a) Novagold Resources, Inc 559
121,367 Nucor Corp 21,123
59,953 (a) O-I Glass, Inc 982
62,167 Olin Corp 3,354
6,559 Olympic Steel, Inc 438
54,529 (a),(b) Origin Materials, Inc 46
38,461 Orion S.A. 1,067
45,269 Packaging Corp of America 7,375
22,477 Pactiv Evergreen, Inc 308
62,456 (a) Perimeter Solutions S.A. 287
8,901 (a),(b) Piedmont Lithium, Inc 251
111,158 PPG Industries, Inc 16,624
7,360 Quaker Chemical Corp 1,571
2,299 Ramaco Resources, Inc 31
11,495 (b) Ramaco Resources, Inc 198
16,208 (a) Ranpak Holdings Corp 94
31,957 (a) Rayonier Advanced Materials, Inc 129
25,953 Reliance Steel & Aluminum Co 7,259
32,757 Royal Gold, Inc 3,962
63,937 RPM International, Inc 7,137
8,418 Ryerson Holding Corp 292
14,147 Schnitzer Steel Industries, Inc (Class A) 427
9,517 Schweitzer-Mauduit International, Inc 146
22,512 Scotts Miracle-Gro Co (Class A) 1,435
70,338 Sealed Air Corp 2,569
18,559 Sensient Technologies Corp 1,225
114,487 Sherwin-Williams Co 35,709
41,605 Silgan Holdings, Inc 1,883
36,841 Sonoco Products Co 2,058
38,078 Southern Copper Corp 3,277
109,335 SSR Mining, Inc 1,176
76,597 Steel Dynamics, Inc 9,046
8,132 Stepan Co 769
65,111 (a) Summit Materials, Inc 2,504
48,451 SunCoke Energy, Inc 520
17,918 Sylvamo Corp 880
29,755 (a) TimkenSteel Corp 698
19,671 Tredegar Corp 106
23,586 Trimas Corp 597
23,427 Trinseo plc 196
62,538 Tronox Holdings plc 886
1,357 United States Lime & Minerals, Inc 313
98,029 United States Steel Corp 4,769
63,607 Vulcan Materials Co 14,439
28,082 Warrior Met Coal, Inc 1,712
14,533 Westlake Chemical Corp 2,034
113,717 Westrock Co 4,722
10,006 Worthington Industries, Inc 576
10,006 (a) Worthington Steel, Inc 281
TOTAL MATERIALS 611,364
MEDIA & ENTERTAINMENT - 7.0%
41,683 (a),(b) Advantage Solutions, Inc 151
2,434,693 (a) Alphabet, Inc 343,121
2,882,461 (a) Alphabet, Inc (Class A) 402,651
16,067 (a) AMC Networks, Inc 302
7,655 (a) Atlanta Braves Holdings, Inc 327
28,493 (a) Atlanta Braves Holdings, Inc 1,128
7,354 (a) Boston Omaha Corp 116
44,223 (a) Bumble, Inc 652
3,042 Cable One, Inc 1,693
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
51,402 (a) Cargurus, Inc $ 1,242
37,344 (a) Cars.com, Inc 708
50,249 (a) Charter Communications, Inc 19,531
58,982 (a) Cinemark Holdings, Inc 831
198,206 (a) Clear Channel Outdoor Holdings, Inc 361
1,931,821 Comcast Corp (Class A) 84,710
772 (a) Daily Journal Corp 263
22,415 (a) DHI Group, Inc 58
136,485 (a) DISH Network Corp (Class A) 788
131,209 Electronic Arts, Inc 17,951
50,932 Entravision Communications Corp (Class A) 212
40,961 (a) Eventbrite, Inc 342
8,345 (a) EverQuote, Inc 102
31,270 (a) EW Scripps Co (Class A) 250
114,163 Fox Corp (Class A) 3,387
52,050 Fox Corp (Class B) 1,439
135,594 (a),(b) fuboTV, Inc 431
74,491 (a) Gannett Co, Inc 171
46,930 Gray Television, Inc 421
20,672 (a),(b) Grindr, Inc 182
42,355 (a) IAC, Inc 2,219
27,196 (a) IMAX Corp 408
16,911 (a) Integral Ad Science Holding Corp 243
183,140 Interpublic Group of Cos, Inc 5,978
23,547 John Wiley & Sons, Inc (Class A) 747
58,788 (a) Liberty Broadband Corp 4,738
5,960 (a) Liberty Broadband Corp (Class A) 481
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 399
100,858 (a) Liberty Media Corp-Liberty Formula One (Class C) 6,367
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 330
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 844
72,983 (a) Liberty Media Corp-Liberty SiriusXM 2,100
34,936 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,004
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 405
71,817 (a) Lions Gate Entertainment Corp (Class B) 732
71,776 (a) Live Nation, Inc 6,718
13,156 (a) Madison Square Garden Entertainment Corp 418
10,365 (a) Madison Square Garden Sports Corp 1,885
61,168 (a) Magnite, Inc 571
14,211 (b) Marcus Corp 207
133,165 (a) Match Group, Inc 4,861
9,561 (a),(b) MediaAlpha, Inc 107
1,073,033 (a) Meta Platforms, Inc 379,811
209,132 (a) NetFlix, Inc 101,822
73,578 New York Times Co (Class A) 3,605
189,629 News Corp (Class A) 4,655
66,535 News Corp (Class B) 1,711
18,525 Nexstar Media Group, Inc 2,904
73,273 (a),(b) Nextdoor Holdings, Inc 138
97,357 Omnicom Group, Inc 8,422
20,470 (a) Outbrain, Inc 90
4,594 Paramount Global (Class A) 90
305,131 Paramount Global (Class B) 4,513
277,011 (a) Pinterest, Inc 10,261
40,614 (a),(b) Playstudios, Inc 110
42,908 (a) Playtika Holding Corp 374
21,386 (a) PubMatic, Inc 349
20,643 (a) QuinStreet, Inc 265
227,072 (a) ROBLOX Corp 10,382
57,130 (a) Roku, Inc 5,237
19,984 Scholastic Corp 753
13,499 Shutterstock, Inc 652

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,690 (b) Sinclair, Inc $ 152
319,108 (b) Sirius XM Holdings, Inc 1,746
13,156 (a) Sphere Entertainment Co 447
67,991 (a) Spotify Technology S.A. 12,776
33,238 (a) Stagwell, Inc 220
77,842 (a) Take-Two Interactive Software, Inc 12,529
12,153 (a) TechTarget, Inc 424
58,775 TEGNA, Inc 899
13,027 (a) Thryv Holdings, Inc 265
29,728 (a) TKO Group Holdings, Inc 2,425
56,597 (a) TripAdvisor, Inc 1,219
44,667 (a) TrueCar, Inc 155
68,763 (a) Vimeo, Inc 270
12,686 (a) Vivid Seats, Inc 80
892,993 Walt Disney Co 80,628
1,098,789 (a) Warner Bros Discovery, Inc 12,504
28,599 (a) WideOpenWest, Inc 116
41,665 (a) Yelp, Inc 1,972
23,417 (a) Ziff Davis, Inc 1,573
40,960 (a) ZipRecruiter, Inc 569
141,765 (a) ZoomInfo Technologies, Inc 2,621
TOTAL MEDIA & ENTERTAINMENT 1,595,017
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
45,940 (a) 10X Genomics, Inc 2,571
11,229 (a),(b) 2seventy bio, Inc 48
22,403 (a) 4D Molecular Therapeutics, Inc 454
30,587 (a) 89bio, Inc 342
854,510 AbbVie, Inc 132,423
70,913 (a) Acadia Pharmaceuticals, Inc 2,220
23,691 (a) Aclaris Therapeutics, Inc 25
12,987 (a),(b) Actinium Pharmaceuticals, Inc 66
59,774 (a) Adaptive Biotechnologies Corp 293
14,505 (a),(b) Adicet Bio, Inc 27
95,244 (a) ADMA Biologics, Inc 431
107,560 (a) Agenus, Inc 89
141,540 Agilent Technologies, Inc 19,678
34,493 (a) Agios Pharmaceuticals, Inc 768
22,177 (a) Akero Therapeutics, Inc 518
23,019 (a),(b) Aldeyra Therapeutics, Inc 81
31,429 (a) Alector, Inc 251
87,531 (a) Alkermes plc 2,428
33,411 (a) Allakos, Inc 91
28,864 (a) Allogene Therapeutics, Inc 93
61,672 (a) Alnylam Pharmaceuticals, Inc 11,805
15,824 (a),(b) Alpine Immune Sciences, Inc 302
24,706 (a) Altimmune, Inc 278
9,675 (a),(b) ALX Oncology Holdings, Inc 144
260,083 Amgen, Inc 74,909
151,298 (a) Amicus Therapeutics, Inc 2,147
53,162 (a) Amneal Pharmaceuticals, Inc 323
14,523 (a) Amphastar Pharmaceuticals, Inc 898
25,689 (a) Amylyx Pharmaceuticals, Inc 378
12,566 (a) AnaptysBio, Inc 269
30,524 (a),(b) Anavex Life Sciences Corp 284
5,767 (a) ANI Pharmaceuticals, Inc 318
10,943 (a) Anika Therapeutics, Inc 248
46,610 (a) Apellis Pharmaceuticals, Inc 2,790
9,771 (a),(b) Apogee Therapeutics, Inc 273
55,373 (a),(b) Arbutus Biopharma Corp 138
15,098 (a) Arcellx, Inc 838
7,756 (a) Arcturus Therapeutics Holdings, Inc 245
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,717 (a) Arcus Biosciences, Inc $ 396
15,151 (a),(b) Arcutis Biotherapeutics, Inc 49
105,254 (a) Ardelyx, Inc 653
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,692
23,815 (a) Arvinas, Inc 980
27,175 (a),(b) Assertio Holdings, Inc 29
12,739 (a) Astria Therapeutics, Inc 98
35,244 (a) Atea Pharmaceuticals, Inc 108
9,389 (a) Aura Biosciences, Inc 83
68,772 (a),(b) Aurinia Pharmaceuticals, Inc 618
318,550 (a) Avantor, Inc 7,273
33,858 (a) Avid Bioservices, Inc 220
38,891 (a) Avidity Biosciences, Inc 352
12,422 (a) Avita Medical, Inc 170
15,727 (a),(b) Axsome Therapeutics, Inc 1,252
25,636 (a),(b) Beam Therapeutics, Inc 698
97,016 (a),(b) BioCryst Pharmaceuticals, Inc 581
71,702 (a) Biogen, Inc 18,554
24,432 (a) Biohaven Ltd 1,046
13,317 (a) BioLife Solutions, Inc 216
93,702 (a) BioMarin Pharmaceutical, Inc 9,035
9,809 (a),(b) Biomea Fusion, Inc 142
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 3,376
78,368 Bio-Techne Corp 6,047
33,689 (a),(b) Bluebird Bio, Inc 46
31,927 (a) Blueprint Medicines Corp 2,945
58,721 (a) Bridgebio Pharma, Inc 2,371
992,358 Bristol-Myers Squibb Co 50,918
26,921 (a) Brooks Automation, Inc 1,754
56,206 Bruker BioSciences Corp 4,130
11,526 (a) Cabaletta Bio, Inc 262
19,366 (a) Cara Therapeutics, Inc 14
27,306 (a) CareDx, Inc 328
17,393 (a) Caribou Biosciences, Inc 100
13,320 (b) Carisma Therapeutics, Inc 39
20,876 (a),(b) Cassava Sciences, Inc 470
85,996 (a) Catalent, Inc 3,864
50,782 (a) Catalyst Pharmaceuticals, Inc 854
8,603 (a),(b) Celcuity, Inc 125
21,395 (a) Celldex Therapeutics, Inc 849
35,533 (a) Cerevel Therapeutics Holdings, Inc 1,507
25,265 (a) Charles River Laboratories International, Inc 5,973
28,644 (a),(c) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 72
22,858 (a) Cogent Biosciences, Inc 134
16,286 (a) Collegium Pharmaceutical, Inc 501
45,293 (a),(b) Compass Therapeutics, Inc 71
33,186 (a) Corcept Therapeutics, Inc 1,078
22,299 (a),(b) CorMedix, Inc 84
38,468 (a) Crinetics Pharmaceuticals, Inc 1,369
22,130 (a) CryoPort, Inc 343
7,345 (a),(b) Cullinan Oncology, Inc 75
48,616 (a) Cymabay Therapeutics, Inc 1,148
51,177 (a) Cytek Biosciences, Inc 467
42,716 (a) Cytokinetics, Inc 3,566
319,176 Danaher Corp 73,838
11,974 (a) Day One Biopharmaceuticals, Inc 175
22,263 (a) Deciphera Pharmaceuticals, Inc 359
49,642 (a) Denali Therapeutics, Inc 1,065
14,200 (a) Design Therapeutics, Inc 38
3,831 (a) Disc Medicine, Inc 221
58,823 (a) Dynavax Technologies Corp 822

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,387 (a) Dyne Therapeutics, Inc $ 218
6,368 (a) Eagle Pharmaceuticals, Inc 33
20,664 (a) Edgewise Therapeutics, Inc 226
35,681 (a) Editas Medicine, Inc 361
242,401 (a) Elanco Animal Health, Inc 3,612
410,677 Eli Lilly & Co 239,392
11,786 (a) Enanta Pharmaceuticals, Inc 111
11,571 (a),(b) Enliven Therapeutics, Inc 160
10,600 (a) Entrada Therapeutics, Inc 160
33,527 (a) Erasca, Inc 71
17,590 (a) Evolus, Inc 185
88,922 (a) Exact Sciences Corp 6,578
170,031 (a) Exelixis, Inc 4,079
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 300
42,216 (a) Fate Therapeutics, Inc 158
10,305 (a),(b) Foghorn Therapeutics, Inc 66
45,181 (a) Fortrea Holdings, Inc 1,577
29,510 (a) Genelux Corp 413
23,909 (a) Generation Bio Co 39
245,957 (a) Geron Corp 519
605,766 Gilead Sciences, Inc 49,073
44,572 (a),(b) Gritstone bio, Inc 91
68,124 (a) Halozyme Therapeutics, Inc 2,518
12,195 (a) Harmony Biosciences Holdings, Inc 394
12,872 (a),(b) Harrow Health, Inc 144
19,354 (a) Harvard Bioscience, Inc 104
10,524 (a),(b) HilleVax, Inc 169
40,572 (a) ICON plc 11,485
7,208 (a) Icosavax, Inc 114
15,316 (a) Ideaya Biosciences, Inc 545
2,211 (a),(b) IGM Biosciences, Inc 18
78,792 (a) Illumina, Inc 10,971
10,169 (a),(b) Immuneering Corp 75
49,247 (a),(b) ImmunityBio, Inc 247
106,612 (a) Immunogen, Inc 3,161
19,494 (a) Immunovant, Inc 821
87,640 (a) Incyte Corp 5,503
15,231 (a),(b) Inhibrx, Inc 579
34,523 (a) Innoviva, Inc 554
16,918 (a),(b) Inozyme Pharma, Inc 72
60,247 (a) Insmed, Inc 1,867
34,856 (a) Intellia Therapeutics, Inc 1,063
46,963 (a) Intra-Cellular Therapies, Inc 3,363
79,163 (a) Ionis Pharmaceuticals, Inc 4,005
160,360 (a) Iovance Biotherapeutics, Inc 1,304
89,175 (a) IQVIA Holdings, Inc 20,633
95,014 (a) Ironwood Pharmaceuticals, Inc 1,087
11,046 (a) iTeos Therapeutics, Inc 121
8,802 (a),(b) Janux Therapeutics, Inc 94
28,814 (a) Jazz Pharmaceuticals plc 3,544
1,169,979 Johnson & Johnson 183,383
10,666 (a),(b) KalVista Pharmaceuticals, Inc 131
17,697 (a) Karuna Therapeutics, Inc 5,601
46,110 (a),(b) Karyopharm Therapeutics, Inc 40
8,516 (a) Keros Therapeutics, Inc 339
18,676 (a),(b) Kezar Life Sciences, Inc 18
11,321 (a) Kiniksa Pharmaceuticals Ltd 199
18,276 (a) Kodiak Sciences, Inc 56
9,785 (a) Krystal Biotech, Inc 1,214
31,598 (a) Kura Oncology, Inc 454
15,771 (a) Kymera Therapeutics, Inc 402
30,110 (a),(b) Lexicon Pharmaceuticals, Inc 46
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) $ 613
65,652 (a),(b) Lineage Cell Therapeutics, Inc 72
24,455 (a),(b) Liquidia Corp 294
77,816 (a),(b) Lyell Immunopharma, Inc 151
32,187 (a) MacroGenics, Inc 310
6,193 (a) Madrigal Pharmaceuticals, Inc 1,433
94,899 (a) MannKind Corp 345
54,984 (a) Maravai LifeSciences Holdings, Inc 360
24,801 (a),(b) Marinus Pharmaceuticals, Inc 270
51,230 (a),(b) MaxCyte, Inc 241
10,580 (a) Medpace Holdings, Inc 3,243
10,086 (a) MeiraGTx Holdings plc 71
1,235,268 Merck & Co, Inc 134,669
2,255 Mesa Laboratories, Inc 236
11,133 (a) Mettler-Toledo International, Inc 13,504
60,615 (a) MiMedx Group, Inc 532
7,068 (a),(b) Mineralys Therapeutics, Inc 61
22,153 (a) Mirati Therapeutics, Inc 1,301
8,147 (a) Mirum Pharmaceuticals, Inc 241
165,972 (a) Moderna, Inc 16,506
14,704 (a),(b) Monte Rosa Therapeutics, Inc 83
15,005 (a) Morphic Holding, Inc 433
46,607 (a) Myriad Genetics, Inc 892
51,554 (a) Natera, Inc 3,229
25,317 (a) Nautilus Biotechnology, Inc 76
45,814 (a) Neurocrine Biosciences, Inc 6,036
15,360 (a) NGM Biopharmaceuticals, Inc 13
9,374 (a),(b) Nkarta, Inc 62
40,572 (a),(b) Novavax, Inc 195
17,085 (a) Nurix Therapeutics, Inc 176
10,256 (a) Nuvalent, Inc 755
35,946 (a),(b) Nuvation Bio, Inc 54
41,830 (a) Ocular Therapeutix, Inc 187
13,370 (a) Olema Pharmaceuticals, Inc 188
12,172 (a),(b) Omega Therapeutics, Inc 37
3,255 (a),(c) OmniAb Operations, Inc 0 ^
3,255 (a),(c) OmniAb Operations, Inc 0 ^
42,051 (a) OmniAb, Inc 259
8,753 (a) Oncology Co 52
13,691 (a),(b) Organogenesis Holdings, Inc 56
99,908 Organon & Co 1,441
19,543 (a),(b) ORIC Pharmaceuticals, Inc 180
29,936 (a),(b) Ovid therapeutics, Inc 96
100,456 (a) Pacific Biosciences of California, Inc 985
23,821 (a) Pacira BioSciences, Inc 804
65,063 PerkinElmer, Inc 7,112
48,417 Perrigo Co plc 1,558
2,778,747 Pfizer, Inc 80,000
56,260 (a),(b) Phathom Pharmaceuticals, Inc 514
12,927 Phibro Animal Health Corp 150
27,964 (a) Pliant Therapeutics, Inc 506
14,315 (a) PMV Pharmaceuticals, Inc 44
39,456 (a),(b) Precigen, Inc 53
24,486 (a) Prestige Consumer Healthcare, Inc. 1,499
19,579 (a),(b) Prime Medicine, Inc 173
30,525 (a),(b) ProKidney Corp 54
22,557 (a) Protagonist Therapeutics, Inc 517
18,603 (a) Prothena Corp plc 676
37,990 (a) PTC Therapeutics, Inc 1,047
113,112 (a) QIAGEN NV 4,912
16,838 (a) Quanterix Corp 460
46,832 (a),(b) Quantum-Si, Inc 94

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,258 (a),(b) Rallybio Corp $ 36
6,533 (a) RAPT Therapeutics, Inc 162
9,504 (a) RayzeBio, Inc 591
63,522 (a),(b) Recursion Pharmaceuticals, Inc 626
49,234 (a) Regeneron Pharmaceuticals, Inc 43,242
19,715 (a) REGENXBIO, Inc 354
31,945 (a) Relay Therapeutics, Inc 352
26,192 (a) Repligen Corp 4,709
10,254 (a) Replimune Group, Inc 86
33,815 (a) Revance Therapeutics, Inc 297
57,859 (a) REVOLUTION Medicines, Inc 1,659
25,414 (a),(b) Rhythm Pharmaceuticals, Inc 1,168
86,450 (a) Rigel Pharmaceuticals, Inc 125
20,281 (a) Rocket Pharmaceuticals, Inc 608
178,841 (a) Roivant Sciences Ltd 2,008
165,226 Royalty Pharma plc 4,641
28,225 (a) Sage Therapeutics, Inc 612
46,510 (a),(b) Sana Biotechnology, Inc 190
52,234 (a),(b) Sangamo Therapeutics Inc 28
41,917 (a) Sarepta Therapeutics, Inc 4,042
38,005 (a),(b) Savara, Inc 179
14,209 (a),(b) Scholar Rock Holding Corp 267
14,352 (a),(b) scPharmaceuticals, Inc 90
22,417 (a),(b) Seer, Inc 43
35,191 (b) SIGA Technologies, Inc 197
76,705 (a) SomaLogic, Inc 194
99,083 (a),(b),(c) Sorrento Therapeutics, Inc 192
43,033 (a),(b) Sotera Health Co 725
35,381 (a) SpringWorks Therapeutics, Inc 1,291
10,464 (a),(b) Stoke Therapeutics, Inc 55
57,751 (a),(b) Summit Therapeutics, Inc 151
26,807 (a) Supernus Pharmaceuticals, Inc 776
15,843 (a) Sutro Biopharma, Inc 68
24,529 (a) Syndax Pharmaceuticals, Inc 530
23,918 (a),(b) Tango Therapeutics, Inc 237
4,094 (a),(b) Taro Pharmaceutical Industries Ltd 171
9,396 (a) Tarsus Pharmaceuticals, Inc 190
22,763 (a) Tenaya Therapeutics, Inc 74
21,241 (a),(b) Terns Pharmaceuticals, Inc 138
69,942 (a),(b) TG Therapeutics, Inc 1,195
29,259 (a),(b) Theravance Biopharma, Inc 329
187,118 Thermo Fisher Scientific, Inc 99,320
10,124 (a) Theseus Pharmaceuticals, Inc 41
25,726 (a) Travere Therapeutics, Inc 231
26,284 (a) Twist Bioscience Corp 969
6,957 (a),(b) Tyra Biosciences, Inc 96
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,614
22,243 (a) United Therapeutics Corp 4,891
9,811 (a),(b) UroGen Pharma Ltd 147
31,395 (a) Vanda Pharmaceuticals, Inc 132
45,372 (a) Vaxcyte, Inc 2,849
30,037 (a) Ventyx Biosciences, Inc 74
29,297 (a),(b) Vera Therapeutics, Inc 451
36,815 (a) Veracyte, Inc 1,013
24,994 (a) Vericel Corp 890
125,856 (a) Vertex Pharmaceuticals, Inc 51,210
23,209 (a),(b) Verve Therapeutics, Inc 324
530,013 Viatris, Inc 5,740
47,438 (a) Viking Therapeutics, Inc 883
32,800 (a) Vir Biotechnology, Inc 330
16,873 (a) Viridian Therapeutics, Inc 367
19,087 (a),(b) Vor BioPharma, Inc 43
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,628 (a) Voyager Therapeutics, Inc $ 132
29,140 (a) Waters Corp 9,594
29,537 (a),(b) WaVe Life Sciences Ltd 149
35,435 West Pharmaceutical Services, Inc 12,477
61,355 (a) X4 Pharmaceuticals, Inc 51
27,098 (a) Xencor, Inc 575
67,913 (a),(b) Xeris Biopharma Holdings, Inc 160
19,065 (a) Y-mAbs Therapeutics, Inc 130
18,143 (a) Zentalis Pharmaceuticals, Inc 275
17,404 (a) Zevra Therapeutics, Inc 114
226,648 Zoetis, Inc 44,734
26,472 (a) Zymeworks, Inc 275
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,652,018
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
62,854 (a) Anywhere Real Estate, Inc 510
143,011 (a) CBRE Group, Inc 13,313
133,621 (a) Compass, Inc 502
66,192 (a) Cushman & Wakefield plc 715
69,755 DigitalBridge Group, Inc 1,224
41,149 Douglas Elliman, Inc 121
28,436 (b) eXp World Holdings, Inc 441
425 (a) Forestar Group, Inc 14
4,942 (a) FRP Holdings, Inc 311
16,878 (a) Howard Hughes Holdings, Inc 1,444
23,806 (a) Jones Lang LaSalle, Inc 4,496
44,610 Kennedy-Wilson Holdings, Inc 552
11,498 Marcus & Millichap, Inc 502
81,428 Newmark Group, Inc 893
228,590 (a) Opendoor Technologies, Inc 1,024
13,117 (b) Re/Max Holdings, Inc 175
57,095 (a),(b) Redfin Corp 589
5,123 RMR Group, Inc 145
18,561 St. Joe Co 1,117
3,112 (a) Stratus Properties, Inc 90
12,164 (a) Tejon Ranch Co 209
20,587 (a) Zillow Group, Inc (Class A) 1,168
74,688 (a) Zillow Group, Inc (Class C) 4,321
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 33,876
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
24,578 (a) ACM Research, Inc 480
775,455 (a) Advanced Micro Devices, Inc 114,310
12,826 (a),(b) Aehr Test Systems 340
26,133 (a) Allegro MicroSystems, Inc 791
15,539 (a) Alpha & Omega Semiconductor Ltd 405
19,074 (a) Ambarella, Inc 1,169
55,705 Amkor Technology, Inc 1,853
240,490 Analog Devices, Inc 47,752
404,922 Applied Materials, Inc 65,626
10,142 (a),(b) Atomera, Inc 71
16,075 (a) Axcelis Technologies, Inc 2,085
209,692 Broadcom, Inc 234,069
15,710 (a) Ceva, Inc 357
26,804 (a) Cirrus Logic, Inc 2,230
26,675 (a) Cohu, Inc 944
63,354 (a) Credo Technology Group Holding Ltd 1,234
23,788 (a) Diodes, Inc 1,915
66,786 (a) Enphase Energy, Inc 8,825
72,011 Entegris, Inc 8,628
51,096 (a) First Solar, Inc 8,803
42,439 (a) Formfactor, Inc 1,770

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
39,047 (a),(b) GLOBALFOUNDRIES, Inc $ 2,366
15,133 (a) Ichor Holdings Ltd 509
13,074 (a),(b) Impinj, Inc 1,177
51,148 (a),(b) indie Semiconductor, Inc 415
2,043,076 Intel Corp 102,665
5,319 (a) inTEST Corp 72
65,801 KLA Corp 38,250
26,815 Kulicke & Soffa Industries, Inc 1,467
63,638 Lam Research Corp 49,845
68,594 (a) Lattice Semiconductor Corp 4,732
26,755 (a) MACOM Technology Solutions Holdings, Inc 2,487
413,387 Marvell Technology, Inc 24,931
12,490 (a),(b) Maxeon Solar Technologies Ltd 90
38,172 (a) MaxLinear, Inc 907
260,055 Microchip Technology, Inc 23,452
533,343 Micron Technology, Inc 45,516
33,135 MKS Instruments, Inc 3,409
21,877 Monolithic Power Systems, Inc 13,800
50,806 (a) Navitas Semiconductor Corp 410
2,338 NVE Corp 183
1,152,698 Nvidia Corp 570,839
208,183 (a) ON Semiconductor Corp 17,390
21,454 (a) Onto Innovation, Inc 3,280
20,605 (a) PDF Solutions, Inc 662
29,998 (a) Photronics, Inc 941
25,919 Power Integrations, Inc 2,128
46,313 (a) Qorvo, Inc 5,215
540,958 QUALCOMM, Inc 78,239
53,820 (a) Rambus, Inc 3,673
35,296 (a) Semtech Corp 773
15,676 (a) Silicon Laboratories, Inc 2,074
7,023 (a) SiTime Corp 857
76,111 Skyworks Solutions, Inc 8,556
15,494 (a) SMART Global Holdings, Inc 293
19,257 (a) Synaptics, Inc 2,197
75,708 Teradyne, Inc 8,216
439,071 Texas Instruments, Inc 74,844
23,500 (a) Ultra Clean Holdings 802
20,752 Universal Display Corp 3,969
34,384 (a) Veeco Instruments, Inc 1,067
62,345 (a) Wolfspeed, Inc 2,713
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,609,068
SOFTWARE & SERVICES - 12.2%
65,506 (a) 8x8, Inc 248
32,215 A10 Networks, Inc 424
306,399 Accenture plc 107,518
68,208 (a) ACI Worldwide, Inc 2,087
57,275 Adeia, Inc 710
222,761 (a) Adobe, Inc 132,899
11,056 (a) Agilysys, Inc 938
70,255 (a) Akamai Technologies, Inc 8,315
26,945 (a) Alarm.com Holdings, Inc 1,741
15,192 (a) Alkami Technology, Inc 368
24,769 (a) Altair Engineering, Inc 2,084
32,290 (a) Alteryx, Inc 1,523
59,006 Amdocs Ltd 5,186
15,720 American Software, Inc (Class A) 178
28,669 (a) Amplitude, Inc 365
41,203 (a) Ansys, Inc 14,952
9,509 (a) Appfolio, Inc 1,647
20,140 (a) Appian Corp 758
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
33,758 (a),(b) Applied Digital Corp $ 228
99,212 (a) AppLovin Corp 3,954
40,356 (a),(b) Asana, Inc 767
14,242 (a) Aspentech Corp 3,135
9,467 (a) Asure Software, Inc 90
75,578 (a) Atlassian Corp Ltd 17,977
102,498 (a) Autodesk, Inc 24,956
66,029 (a) AvePoint, Inc 542
95,656 Bentley Systems, Inc 4,991
24,476 (a) BigCommerce Holdings, Inc 238
49,304 (a) BILL Holdings, Inc 4,023
36,478 (a),(b) Bit Digital, Inc 154
17,422 (a) Blackbaud, Inc 1,510
29,853 (a) BlackLine, Inc 1,864
66,925 (a) Box, Inc 1,714
17,121 (a) Braze, Inc 910
20,694 (a) Brightcove, Inc 54
29,086 (a),(b) C3.ai, Inc 835
129,358 (a) Cadence Design Systems, Inc 35,233
87,215 (a) CCC Intelligent Solutions Holdings, Inc 993
22,039 (a) Cerence, Inc 433
73,546 (a) Ceridian HCM Holding, Inc 4,936
82,383 (a) Cleanspark, Inc 909
31,897 Clear Secure, Inc 659
144,134 (a) Cloudflare, Inc 12,001
242,791 Cognizant Technology Solutions Corp (Class A) 18,338
20,876 (a) Commvault Systems, Inc 1,667
92,360 (a) Confluent, Inc 2,161
7,805 (a) Consensus Cloud Solutions, Inc 205
3,649 (a),(b) CoreCard Corp 50
13,583 (a) Couchbase, Inc 306
101,429 (a) Crowdstrike Holdings, Inc 25,897
6,968 (a) CS Disco, Inc 53
133,433 (a) Datadog, Inc 16,196
7,264 (a),(b) Digimarc Corp 262
46,104 (a) Digital Turbine, Inc 316
39,126 (a),(b) DigitalOcean Holdings, Inc 1,436
91,998 (a) DocuSign, Inc 5,469
29,210 Dolby Laboratories, Inc (Class A) 2,517
15,039 (a) Domo, Inc 155
55,975 (a) DoubleVerify Holdings, Inc 2,059
118,133 (a) Dropbox, Inc 3,483
83,626 (a) DXC Technology Co 1,913
106,722 (a) Dynatrace, Inc 5,837
87,429 (a) E2open Parent Holdings, Inc 384
10,699 (a) eGain Corp 89
37,517 (a) Elastic NV 4,228
13,046 (a),(b) Enfusion, Inc 127
17,890 (a) EngageSmart, Inc 410
30,234 (a) Envestnet, Inc 1,497
27,283 (a) EPAM Systems, Inc 8,112
21,053 (a) Everbridge, Inc 512
12,378 (a) EverCommerce, Inc 137
27,561 (a) Expensify, Inc 68
11,993 (a) Fair Isaac Corp 13,960
58,075 (a) Fastly, Inc 1,034
37,675 (a) Five9, Inc 2,965
321,842 (a) Fortinet, Inc 18,837
80,143 (a) Freshworks, Inc 1,883
37,831 (a) Gartner, Inc 17,066
283,454 Gen Digital, Inc 6,468
43,093 (a) Gitlab, Inc 2,713

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,760 (a) Globant S.A. $ 4,465
74,890 (a) GoDaddy, Inc 7,950
15,258 (a) Grid Dynamics Holdings, Inc 203
46,084 (a) Guidewire Software, Inc 5,025
17,956 Hackett Group, Inc 409
46,373 (a) HashiCorp, Inc 1,096
22,755 (a) HubSpot, Inc 13,210
5,474 (a) IBEX Holdings Ltd 104
17,943 (a) Informatica, Inc 509
18,219 Information Services Group, Inc 86
8,870 (a),(b) Instructure Holdings, Inc 240
7,324 (a) Intapp, Inc 278
13,365 InterDigital, Inc 1,451
438,329 International Business Machines Corp 71,689
132,443 Intuit, Inc 82,781
29,050 (a) Jamf Holding Corp 525
95,867 (a) Kyndryl Holdings, Inc 1,992
35,615 (a) LiveRamp Holdings, Inc 1,349
29,686 (a) Manhattan Associates, Inc 6,392
102,816 (a),(b) Marathon Digital Holdings, Inc 2,415
112,247 (a),(b) Matterport, Inc 302
11,893 (a) MeridianLink, Inc 295
3,610,786 Microsoft Corp 1,357,800
5,471 (a),(b) MicroStrategy, Inc (Class A) 3,456
22,456 (a),(b) Mitek Systems, Inc 293
14,483 (a) Model N, Inc 390
31,781 (a) MongoDB, Inc 12,994
19,169 (a) N-able, Inc 254
25,933 (a),(b) nCino OpCo, Inc 872
68,992 (a) NCR Corp 1,167
120,180 (a) Nutanix, Inc 5,731
67,719 (a) Okta, Inc 6,131
46,103 (a) Olo, Inc 264
4,837 (b) ON24, Inc 38
21,489 (a) OneSpan, Inc 230
745,930 Oracle Corp 78,643
41,005 (a),(b) PagerDuty, Inc 949
900,325 (a) Palantir Technologies, Inc 15,459
146,895 (a) Palo Alto Networks, Inc 43,316
36,294 (a),(b) Paycor HCM, Inc 784
20,584 (a) Paylocity Holding Corp 3,393
22,404 Pegasystems, Inc 1,095
17,663 (a) Perficient, Inc 1,163
23,203 (a) PowerSchool Holdings, Inc 547
39,107 (a) Procore Technologies, Inc 2,707
23,997 Progress Software Corp 1,303
19,034 (a) PROS Holdings, Inc 738
52,897 (a) PTC, Inc 9,255
29,530 (a) Q2 Holdings, Inc 1,282
18,605 (a) Qualys, Inc 3,652
31,056 (a) Rapid7, Inc 1,773
24,959 (a) Rimini Street, Inc 82
44,149 (a) RingCentral, Inc 1,499
73,047 (a) Riot Platforms, Inc 1,130
51,188 Roper Industries, Inc 27,906
460,027 (a) Salesforce, Inc 121,051
15,268 Sapiens International Corp NV 442
15,611 (a),(b) SEMrush Holdings, Inc 213
113,808 (a) SentinelOne, Inc 3,123
98,499 (a) ServiceNow, Inc 69,589
66,115 (a) Smartsheet, Inc 3,162
150,198 (a) Snowflake, Inc 29,889
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
19,169 (a) SolarWinds Corp $ 239
69,720 (a),(b) SoundHound AI, Inc 148
4,906 (a) SoundThinking, Inc 125
74,497 (a) Splunk, Inc 11,350
42,968 (a) Sprinklr, Inc 517
24,107 (a) Sprout Social, Inc 1,481
19,690 (a) SPS Commerce, Inc 3,817
16,060 (a) Squarespace, Inc 530
72,992 (a) Synopsys, Inc 37,584
49,510 (a) Tenable Holdings, Inc 2,280
51,680 (a) Teradata Corp 2,249
71,297 (a),(b) Terawulf, Inc 171
22,872 (a) Thoughtworks Holding, Inc 110
217,474 (a) Trade Desk, Inc 15,649
6,516 (a),(b) Tucows, Inc 176
85,658 (a) Twilio, Inc 6,499
21,091 (a) Tyler Technologies, Inc 8,819
192,445 (a) UiPath, Inc 4,780
38,674 (a) Unisys Corp 217
143,370 (a),(b) Unity Software, Inc 5,862
56,469 (a) Varonis Systems, Inc 2,557
35,164 (a) Verint Systems, Inc 950
43,208 (a) VeriSign, Inc 8,899
6,012 (a) Viant Technology, Inc 41
16,330 (a) Weave Communications, Inc 187
97,141 (a) Workday, Inc 26,817
22,930 (a) Workiva, Inc 2,328
22,910 (a) Xperi, Inc 252
55,032 (a) Yext, Inc 324
55,743 (a) Zeta Global Holdings Corp 492
121,590 (a) Zoom Video Communications, Inc 8,744
41,021 (a) Zscaler, Inc 9,089
55,037 (a) Zuora, Inc 517
TOTAL SOFTWARE & SERVICES 2,754,188
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
6,963 (a),(b) 908 Devices, Inc 78
35,649 ADTRAN Holdings, Inc 262
20,999 Advanced Energy Industries, Inc 2,287
41,314 (a),(b) Aeva Technologies, Inc 31
18,515 (a),(b) Akoustis Technologies, Inc 15
278,928 Amphenol Corp (Class A) 27,650
7,153,900 Apple, Inc 1,377,340
120,718 (a) Arista Networks, Inc 28,430
47,303 (a) Arlo Technologies, Inc 450
25,833 (a) Arrow Electronics, Inc 3,158
5,662 (a) Aviat Networks, Inc 185
46,118 Avnet, Inc 2,324
15,939 Badger Meter, Inc 2,461
5,150 Bel Fuse, Inc (Class B) 344
24,142 Belden CDT, Inc 1,865
19,531 Benchmark Electronics, Inc 540
28,887 (a) Calix, Inc 1,262
4,889 (a),(b) Cambium Networks Corp 29
63,294 CDW Corp 14,388
79,273 (a) Ciena Corp 3,568
1,963,992 Cisco Systems, Inc 99,221
8,964 (a),(b) Clearfield, Inc 261
2,062 Climb Global Solutions, Inc 113
83,398 Cognex Corp 3,481
59,436 (a) Coherent Corp 2,587
16,237 Comtech Telecommunications Corp 137

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
378,993 Corning, Inc $ 11,540
8,680 (a) Corsair Gaming, Inc 122
21,581 Crane NXT Co 1,227
17,421 CTS Corp 762
19,434 (a) Daktronics, Inc 165
18,652 (a) Digi International, Inc 485
9,167 (a) DZS, Inc 18
24,605 (a) Eastman Kodak Co 96
18,556 (a) ePlus, Inc 1,482
43,075 (a),(b) Evolv Technologies Holdings, Inc 203
62,313 (a) Extreme Networks, Inc 1,099
25,536 (a) F5 Networks, Inc 4,570
16,219 (a) Fabrinet 3,087
9,925 (a) FARO Technologies, Inc 224
58,321 (a) Harmonic, Inc 761
639,437 Hewlett Packard Enterprise Co 10,858
409,106 HP, Inc 12,310
15,475 Immersion Corp 109
103,799 (a),(b) Infinera Corp 493
14,981 (a) Insight Enterprises, Inc 2,655
60,908 (a),(b) IonQ, Inc 755
14,955 (a) IPG Photonics Corp 1,623
21,652 (a) Iteris, Inc 113
24,355 (a) Itron, Inc 1,839
59,421 Jabil Inc 7,570
163,210 Juniper Networks, Inc 4,811
85,641 (a) Keysight Technologies, Inc 13,625
21,162 (a) Kimball Electronics, Inc 570
28,141 (a) Knowles Corp 504
9,450 (a) KVH Industries, Inc 50
57,291 (a),(b) Lightwave Logic, Inc 285
13,151 Littelfuse, Inc 3,519
36,595 (a) Lumentum Holdings, Inc 1,918
16,008 (a),(b) Luna Innovations, Inc 106
20,833 Methode Electronics, Inc 474
86,400 (a),(b) MicroVision, Inc 230
70,213 (a) Mirion Technologies, Inc 720
79,923 Motorola Solutions, Inc 25,023
15,874 Napco Security Technologies, Inc 544
98,249 NetApp, Inc 8,662
16,454 (a) Netgear, Inc 240
43,446 (a) Netscout Systems, Inc 954
20,535 (a) nLight, Inc 277
18,332 (a) Novanta, Inc 3,087
9,244 (a) OSI Systems, Inc 1,193
12,941 (a),(b) PAR Technology Corp 563
8,216 PC Connection, Inc 552
17,083 (a) Plexus Corp 1,847
128,500 (a) Pure Storage, Inc 4,582
37,508 (a) Ribbon Communications, Inc 109
5,943 Richardson Electronics Ltd 79
8,376 (a) Rogers Corp 1,106
28,498 (a) Sanmina Corp 1,464
17,777 (a) Scansource, Inc 704
61,017 (a),(b) SmartRent, Inc 195
22,759 (a) Super Micro Computer, Inc 6,470
25,618 SYNNEX Corp 2,757
22,686 (a) Teledyne Technologies, Inc 10,125
129,908 (a) Trimble Inc 6,911
51,948 (a) TTM Technologies, Inc 821
8,166 (a) Turtle Beach Corp 89
1,436 (b) Ubiquiti, Inc 200
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
59,678 (a),(b) Viasat, Inc $ 1,668
89,946 (a) Viavi Solutions, Inc 906
52,971 Vishay Intertechnology, Inc 1,270
9,508 (a) Vishay Precision Group, Inc 324
71,903 Vontier Corp 2,484
155,579 (a) Western Digital Corp 8,148
58,625 Xerox Holdings Corp 1,075
26,184 (a) Zebra Technologies Corp (Class A) 7,157
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,765,031
TELECOMMUNICATION SERVICES - 0.8%
7,472 (a) Anterix, Inc 249
30,214 (a),(b) AST SpaceMobile, Inc 182
3,474,448 AT&T, Inc 58,301
7,918 ATN International, Inc 309
12,460 (a) Bandwidth, Inc 180
55,430 (a),(b) Charge Enterprises, Inc 6
15,982 Cogent Communications Group, Inc 1,216
48,355 (a),(b) Consolidated Communications Holdings, Inc 210
22,558 (a) EchoStar Corp (Class A) 374
126,319 (a) Frontier Communications Parent, Inc 3,201
52,848 (a),(c) GCI Liberty, Inc 1
331,269 (a),(b) Globalstar, Inc 643
13,459 (a) Gogo, Inc 136
11,096 (a) IDT Corp 378
60,764 Iridium Communications, Inc 2,501
29,453 (a) Liberty Latin America Ltd (Class A) 215
84,348 (a) Liberty Latin America Ltd (Class C) 619
13,047 (a) Ooma, Inc 140
26,373 Shenandoah Telecom Co 570
8,527 (b) Spok Holdings, Inc 132
55,138 Telephone and Data Systems, Inc 1,012
251,903 T-Mobile US, Inc 40,388
2,052,315 Verizon Communications, Inc 77,372
TOTAL TELECOMMUNICATION SERVICES 188,335
TRANSPORTATION - 1.8%
37,928 (a) Air Transport Services Group, Inc 668
60,779 (a) Alaska Air Group, Inc 2,375
8,270 Allegiant Travel Co 683
4,307 (a),(b) Amerco, Inc 309
308,882 (a) American Airlines Group, Inc 4,244
13,812 ArcBest Corp 1,660
8,746 (b) Avis Budget Group, Inc 1,550
28,768 (a),(b) Blade Air Mobility, Inc 102
56,673 CH Robinson Worldwide, Inc 4,896
23,634 Costamare, Inc 246
8,672 Covenant Logistics Group, Inc 399
953,204 CSX Corp 33,048
14,173 (a) Daseke, Inc 115
299,318 Delta Air Lines, Inc 12,042
4,116 (a),(b) Eagle Bulk Shipping, Inc 228
69,012 Expeditors International Washington, Inc 8,778
110,406 FedEx Corp 27,929
14,836 Forward Air Corp 933
18,987 (a),(b) Frontier Group Holdings, Inc 104
49,956 FTAI Infrastructure, Inc 194
17,525 Genco Shipping & Trading Ltd 291
62,934 Golden Ocean Group Ltd 614
58,331 (a) GXO Logistics, Inc 3,568
27,588 (a) Hawaiian Holdings, Inc 392
26,012 Heartland Express, Inc 371

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
47,325 (a) Hertz Global Holdings, Inc $ 492
18,067 (a) Hub Group, Inc (Class A) 1,661
40,450 JB Hunt Transport Services, Inc 8,079
124,072 (a) JetBlue Airways Corp 689
128,773 (a),(b) Joby Aviation, Inc 856
25,265 (a) Kirby Corp 1,983
79,606 Knight-Swift Transportation Holdings, Inc 4,589
17,753 Landstar System, Inc 3,438
154,071 (a) Lyft, Inc (Class A) 2,310
34,852 Marten Transport Ltd 731
17,593 Matson, Inc 1,928
110,296 Norfolk Southern Corp 26,072
47,514 Old Dominion Freight Line 19,259
18,024 Pangaea Logistics Solutions Ltd 148
29,335 (a) Radiant Logistics, Inc 195
52,508 (a) RXO, Inc 1,221
16,381 Ryder System, Inc 1,885
33,371 (b) Safe Bulkers, Inc 131
13,620 (a) Saia, Inc 5,969
22,723 Schneider National, Inc 578
14,929 (a) Skywest, Inc 779
299,691 Southwest Airlines Co 8,655
50,261 (b) Spirit Airlines, Inc 824
9,455 (a) Sun Country Airlines Holdings, Inc 149
71,175 (a) TuSimple Holdings, Inc 62
959,519 (a) Uber Technologies, Inc 59,078
38,763 U-Haul Holding Co 2,730
295,272 Union Pacific Corp 72,525
150,341 (a) United Airlines Holdings, Inc 6,203
352,743 United Parcel Service, Inc (Class B) 55,462
6,297 Universal Truckload Services, Inc 176
36,247 Werner Enterprises, Inc 1,536
52,508 (a) XPO, Inc 4,599
TOTAL TRANSPORTATION 400,731
UTILITIES - 2.3%
344,146 AES Corp 6,625
29,387 Allete, Inc 1,797
116,456 Alliant Energy Corp 5,974
21,469 (a),(b) Altus Power, Inc 147
128,677 Ameren Corp 9,308
257,385 American Electric Power Co, Inc 20,905
20,132 American States Water Co 1,619
97,164 American Water Works Co, Inc 12,825
4,909 Artesian Resources Corp 203
69,829 Atmos Energy Corp 8,093
36,552 Avangrid, Inc 1,185
33,562 Avista Corp 1,199
34,402 Black Hills Corp 1,856
64,236 (b) Brookfield Infrastructure Corp 2,266
72,027 (b) Brookfield Renewable Corp 2,074
27,522 California Water Service Group 1,428
307,461 Centerpoint Energy, Inc 8,784
9,405 Chesapeake Utilities Corp 993
10,556 Clearway Energy, Inc (Class A) 270
20,458 Clearway Energy, Inc (Class C) 561
148,205 CMS Energy Corp 8,606
165,615 Consolidated Edison, Inc 15,066
7,347 Consolidated Water Co, Inc 262
158,171 Constellation Energy Corp 18,489
402,639 Dominion Energy, Inc 18,924
102,627 DTE Energy Co 11,316
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
376,580 Duke Energy Corp $ 36,543
186,837 Edison International 13,357
106,399 Entergy Corp 10,766
120,927 Essential Utilities, Inc 4,517
112,667 Evergy, Inc 5,881
177,794 Eversource Energy 10,973
480,277 Exelon Corp 17,242
263,997 FirstEnergy Corp 9,678
9,688 Genie Energy Ltd 272
6,410 Global Water Resources, Inc 84
23,041 Idacorp, Inc 2,265
14,433 MGE Energy, Inc 1,044
11,759 Middlesex Water Co 772
33,009 (a),(b) Montauk Renewables, Inc 294
31,391 National Fuel Gas Co 1,575
38,348 New Jersey Resources Corp 1,710
991,138 NextEra Energy, Inc 60,202
209,437 NiSource, Inc 5,561
14,483 Northwest Natural Holding Co 564
27,636 NorthWestern Corp 1,406
115,066 NRG Energy, Inc 5,949
96,380 OGE Energy Corp 3,367
27,567 ONE Gas, Inc 1,757
24,734 Ormat Technologies, Inc 1,875
16,819 Otter Tail Corp 1,429
982,053 (e) PG&E Corp 17,706
55,268 Pinnacle West Capital Corp 3,970
29,406 PNM Resources, Inc 1,223
40,332 Portland General Electric Co 1,748
359,446 PPL Corp 9,741
236,684 Public Service Enterprise Group, Inc 14,473
11,616 (a) Pure Cycle Corp 122
300,422 Sempra Energy 22,451
12,005 SJW Corp 785
529,212 Southern Co 37,108
21,163 Southwest Gas Holdings Inc 1,341
21,354 Spire, Inc 1,331
46,961 (a),(b) Sunnova Energy International, Inc 716
105,006 UGI Corp 2,583
10,272 Unitil Corp 540
170,465 Vistra Corp 6,566
151,716 WEC Energy Group, Inc 12,770
273,699 Xcel Energy, Inc 16,945
9,006 York Water Co 348
TOTAL UTILITIES 512,325
TOTAL COMMON STOCKS 22,521,749
(Cost $7,520,458)

Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,350 Cassava Sciences, Inc 11/15/24 $ 56
7,917 (c) Chinook Therapeutics, Inc 0 ^
6,981 (c) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57
TOTAL RIGHTS/WARRANTS 57
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 22,521,806
(Cost $7,520,458)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/24/24 9,962
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/05/24 9,990
5,000,000 FHLB 0 .000 01/31/24 4,976
5,275,000 Tennessee Valley Authority (TVA) 0 .000 01/10/24 5,266
TOTAL GOVERNMENT AGENCY DEBT 30,194
REPURCHASE AGREEMENT - 0.4%
89,300,000 (f) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 89,300
TOTAL REPURCHASE AGREEMENT 89,300
TREASURY DEBT - 0.1%
14,500,000 United States Treasury Bill 0 .000 02/27/24 14,381
TOTAL TREASURY DEBT 14,381
TOTAL SHORT-TERM INVESTMENTS 133,875
(Cost $133,887)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
64,603,387 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5 .360 64,603
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 64,603
(Cost $64,603)
TOTAL INVESTMENTS - 100.3% 22,720,284
(Cost $7,718,948)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (67,094)
NET ASSETS - 100.0% $22,653,190
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,668,834.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $89,352,786 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $91,086,094.
(g)
Investments made with cash collateral received from securities on loan.
CREF Equity Index Account December 31, 2023

Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 456 03/15/24  $ 109,415 $ 109,896 $ 481
Portfolio of Investments
CREF Core Bond Account December 31, 2023

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 0.4%
AUTOMOBILES & COMPONENTS - 0.0%
$ 380,435 (a) Adient US LLC SOFR 12 M + 3.250% 8.720% 04/10/28 $ 382
TOTAL AUTOMOBILES & COMPONENTS 382
CAPITAL GOODS - 0.1%
462,386 (a) AECOM SOFR 12 M + 1.750% 7.220 04/13/28 463
1,107,110 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8.994 10/08/27 1,112
184,557 (a) ASP Blade Holdings, Inc SOFR 4 M + 4.000% 9.610 10/13/28 166
173,622 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.000% 7.358 06/22/28 174
577,656 (a) Beacon Roofing Supply, Inc SOFR 12 M + 2.500% 7.970 05/19/28 581
345,074 (a) Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8.712 04/12/28 346
1,436,130 (a) Gates Global LLC SOFR 12 M + 2.500% 7.956 03/31/27 1,440
905,970 (a) TransDigm, Inc LIBOR 3 M + 2.250% 6.980 05/30/25 911
976,452 (a) TransDigm, Inc LIBOR 3 M + 2.250% 3.250 08/24/28 982
TOTAL CAPITAL GOODS 6,175
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
248,277 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8.470 10/30/26 249
652,799 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7.912 05/31/27 656
1,260,755 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9.381 07/30/27 1,265
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,170
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
531,872 (a),(b) LS Group OpCo Acquisition LLC SOFR 1 M + 3.250% 8.694 11/02/27 533
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 533
CONSUMER DURABLES & APPAREL - 0.0%
167,750 (a) Samsonite IP Holdings Sarl SOFR 12 M + 2.750% 8.106 06/21/30 168
420,522 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.720 10/30/27 371
TOTAL CONSUMER DURABLES & APPAREL 539
CONSUMER SERVICES - 0.1%
431,362 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7.606 09/23/30 432
854,939 (a) Carnival Corp SOFR 12 M + 3.250% 8.720 10/18/28 857
2,000,000 (a) Flutter Financing BV SOFR 4 M + 2.250% 7.698 11/25/30 2,008
354,974 (a) IRB Holding Corp SOFR 12 M + 3.000% 8.456 12/15/27 356
934,849 (a) KFC Holding Co SOFR 12 M + 1.750% 7.223 03/15/28 937
546,939 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9.625 03/04/28 483
TOTAL CONSUMER SERVICES 5,073
ENERGY - 0.0%
918,854 (a) Buckeye Partners LP SOFR 1 M + 2.250% 7.706 11/02/26 922
128,567 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7.470 06/26/28 129
TOTAL ENERGY 1,051
FINANCIAL SERVICES - 0.0%
216,563 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6.958 02/12/27 217
1,405,102 (a) NFP Corp SOFR 12 M + 3.250% 8.720 02/16/27 1,414
2,150,355 (a) Trans Union LLC SOFR 12 M + 2.250% 7.720 12/01/28 2,160
TOTAL FINANCIAL SERVICES 3,791
FOOD, BEVERAGE & TOBACCO - 0.0%
241,023 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.110 11/24/27 232
423,927 (a) Chobani LLC SOFR 12 M + 3.500% 8.970 10/25/27 425
TOTAL FOOD, BEVERAGE & TOBACCO 657
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
$ 692,137 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.926% 11/08/27 $ 694
690,030 (a) DaVita, Inc SOFR 12 M + 1.750% 7.220 08/12/26 691
573,248 (a) Mozart Borrower LP SOFR 12 M + 3.000% 8.470 10/23/28 577
2,120,445 (a) Select Medical Corp SOFR 12 M + 3.000% 8.356 03/06/27 2,124
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,086
MATERIALS - 0.0%
1,236,209 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7.206 09/07/27 1,239
435,408 (a) Avient Corp SOFR 4 M + 2.500% 7.890 08/29/29 437
614,193 (a) Berry Global, Inc SOFR 12 M + 1.750% 7.222 07/01/29 616
715,873 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.720 02/05/26 719
TOTAL MATERIALS 3,011
MEDIA & ENTERTAINMENT - 0.0%
1,398,098 (a) Charter Communications Operating LLC SOFR 4 M + 1.750% 7.133 02/01/27 1,400
508,504 (a) CSC Holdings LLC LIBOR 12 M + 2.500% 7.976 04/15/27 483
967,725 (a),(c) Diamond Sports Group LLC SOFR 12 M + 5.250% 10.708 08/24/26 46
814,605 (a) DIRECTV Financing LLC SOFR 4 M + 5.000% 10.650 08/02/27 816
611,093 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.706 03/24/25 611
486,212 (a) Rackspace Technology Global, Inc SOFR 12 M + 2.750% 8.230 02/15/28 215
8,855 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8.720 09/25/26 7
TOTAL MEDIA & ENTERTAINMENT 3,578
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
262,543 (a) Avantor, Inc SOFR 12 M + 2.250% 7.706 11/08/27 263
299,669 (a) Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7.538 11/15/27 300
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 563
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
50,884 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8.220 08/21/25 51
517,778 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8.706 01/31/30 515
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 566
SOFTWARE & SERVICES - 0.1%
563,338 (a) Camelot US Acquisition SOFR 12 M + 3.000% 8.470 10/30/26 565
1,594,397 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7.456 09/12/29 1,598
700,858 (a) Rocket Software, Inc SOFR 12 M + 4.750% 10.106 11/28/28 690
1,502,129 (a) Sophia LP LIBOR 1 M + 3.750% 8.230 10/07/27 1,507
1,151,117 (a) UKG, Inc SOFR 3 M + 3.250% 3.250 05/04/26 1,156
TOTAL SOFTWARE & SERVICES 5,516
TELECOMMUNICATION SERVICES - 0.0%
300,688 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8.726 11/30/27 301
1,642,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7.976 01/31/28 1,639
TOTAL TELECOMMUNICATION SERVICES 1,940
TRANSPORTATION - 0.0%
398,925 (a) Air Canada SOFR 4 M + 3.500% 9.139 08/11/28 401
475,200 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.166 10/20/27 487
TOTAL TRANSPORTATION 888
TOTAL BANK LOAN OBLIGATIONS 40,519
(Cost $41,691)
CORPORATE BONDS - 31.5%
AUTOMOBILES & COMPONENTS - 0.8%
EUR 425,000 American Honda Finance Corp 1.950 10/18/24 462
EUR 300,000 Aptiv plc 1.500 03/10/25 322

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 (d) Dana Financing Luxembourg Sarl 3.000% 07/15/29 $ 487
$ 225,000 (e) Dana, Inc 5.375 11/15/27 223
350,000 (e) Dana, Inc 5.625 06/15/28 345
8,080,000 Ford Motor Credit Co LLC 6.950 03/06/26 8,278
EUR 300,000 Ford Motor Credit Co LLC 5.125 02/20/29 346
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,861
3,800,000 General Motors Co 5.400 10/15/29 3,868
GBP 200,000 General Motors Financial Co, Inc 2.250 09/06/24 249
20,000,000 General Motors Financial Co, Inc 2.750 06/20/25 19,230
19,850,000 General Motors Financial Co, Inc 5.000 04/09/27 19,805
EUR 500,000 General Motors Financial Co, Inc 0.600 05/20/27 504
6,250,000 (e) General Motors Financial Co, Inc 5.850 04/06/30 6,445
12,000,000 General Motors Financial Co, Inc 2.700 06/10/31 10,062
5,450,000 General Motors Financial Co, Inc 5.700 N/A(f) 5,033
EUR 205,000 (d) Goodyear Europe BV 2.750 08/15/28 210
3,575,000 (d) Hyundai Capital Services, Inc 2.125 04/24/25 3,428
EUR 400,000 (d),(g) IHO Verwaltungs GmbH 3.750 09/15/26 435
200,000 (d) Kia Corp 2.750 02/14/27 186
4,450,000 Magna International, Inc 3.625 06/15/24 4,408
EUR 300,000 Volkswagen Bank GmbH 2.500 07/31/26 322
150,000 (d) ZF North America Capital, Inc 6.875 04/14/28 155
TOTAL AUTOMOBILES & COMPONENTS 89,664
BANKS - 6.6%
2,000,000 (d) Akbank T.A.S. 6.800 06/22/31 1,973
1,775,000 (d) Banco de Credito del Peru 3.125 07/01/30 1,688
1,500,000 (d) Banco de Credito e Inversiones S.A. 2.875 10/14/31 1,272
3,000,000 (d) Banco del Estado de Chile 2.704 01/09/25 2,895
3,000,000 (d) Banco Nacional de Panama 2.500 08/11/30 2,218
EUR 400,000 Banco Santander S.A. 0.200 02/11/28 390
400,000 Banco Santander S.A. 7.500 N/A(f) 400
2,650,000 Bancolombia S.A. 4.625 12/18/29 2,455
3,010,000 (d) Bangkok Bank PCL 3.466 09/23/36 2,525
1,750,000 (d) Banistmo S.A. 4.250 07/31/27 1,584
8,100,000 (d) Bank Hapoalim BM 3.255 01/21/32 7,005
6,300,000 (d) Bank Leumi Le-Israel BM 3.275 01/29/31 5,687
EUR 400,000 Bank of America Corp 1.375 03/26/25 430
EUR 300,000 Bank of America Corp 1.776 05/04/27 318
11,500,000 Bank of America Corp 5.202 04/25/29 11,571
8,500,000 Bank of America Corp 5.819 09/15/29 8,774
55,925,000 Bank of America Corp 2.592 04/29/31 48,196
39,000,000 Bank of America Corp 5.288 04/25/34 39,090
39,150,000 Bank of America Corp 5.872 09/15/34 40,981
26,750,000 Bank of America Corp 2.676 06/19/41 19,123
5,000,000 Bank of America Corp 6.250 N/A(f) 4,954
3,000,000 Bank of America Corp 6.100 N/A(f) 2,972
2,975,000 Bank of Montreal 3.803 12/15/32 2,737
GBP 300,000 Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 382
9,475,000 Barclays plc 3.932 05/07/25 9,409
6,075,000 Barclays plc 3.330 11/24/42 4,489
300,000 (d) BBVA Bancomer S.A. 5.350 11/12/29 295
1,500,000 (d) BBVA Bancomer S.A. 5.125 01/18/33 1,359
1,400,000 (d) BBVA Bancomer S.A. 8.450 06/29/38 1,493
5,600,000 (d) BNP Paribas S.A. 1.904 09/30/28 4,975
EUR 500,000 BNP Paribas S.A. 3.875 02/23/29 564
5,000,000 (d) BNP Paribas S.A. 2.159 09/15/29 4,349
2,775,000 (d) BNP Paribas S.A. 2.588 08/12/35 2,278
449,000 (d) BPCE S.A. 4.625 07/11/24 444
EUR 300,000 BPCE S.A. 0.500 09/15/27 305
36,375,000 Citigroup, Inc 3.200 10/21/26 34,685
11,970,000 Citigroup, Inc 4.125 07/25/28 11,494
7,125,000 Citigroup, Inc 2.572 06/03/31 6,086
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 15,100,000 Citigroup, Inc 4.910% 05/24/33 $ 14,784
39,225,000 (e) Citigroup, Inc 6.270 11/17/33 41,971
6,750,000 Citigroup, Inc 7.625 N/A(f) 6,892
5,000,000 Citigroup, Inc 5.000 N/A(f) 4,853
8,425,000 Cooperatieve Rabobank UA 3.750 07/21/26 8,066
GBP 600,000 Danske Bank A.S. 2.250 01/14/28 698
2,975,000 (d) Development Bank of Kazakhstan JSC 2.950 05/06/31 2,425
3,325,000 (d) Grupo Aval Ltd 4.375 02/04/30 2,823
2,880,000 (d) Hana Bank 3.500 N/A(f) 2,607
9,925,000 HSBC Holdings plc 4.292 09/12/26 9,715
6,200,000 HSBC Holdings plc 2.013 09/22/28 5,520
12,400,000 HSBC Holdings plc 7.390 11/03/28 13,287
11,925,000 HSBC Holdings plc 2.206 08/17/29 10,410
3,750,000 HSBC Holdings plc 3.973 05/22/30 3,502
7,000,000 Huntington Bancshares, Inc 5.625 N/A(f) 6,320
UGX 2,000,000,000 (d),(h) ICBC Standard Bank plc 14.250 06/26/34 472
EUR 500,000 ING Groep NV 1.250 02/16/27 525
2,125,000 (d) Intercorp Financial Services, Inc 4.125 10/19/27 1,936
200,000 (d) Intesa Sanpaolo S.p.A 4.198 06/01/32 165
31,125,000 JPMorgan Chase & Co 2.301 10/15/25 30,329
14,600,000 JPMorgan Chase & Co 3.200 06/15/26 14,087
8,325,000 JPMorgan Chase & Co 4.323 04/26/28 8,201
EUR 600,000 JPMorgan Chase & Co 1.638 05/18/28 625
10,500,000 JPMorgan Chase & Co 3.702 05/06/30 9,881
2,150,000 JPMorgan Chase & Co 1.953 02/04/32 1,748
19,775,000 JPMorgan Chase & Co 4.912 07/25/33 19,552
24,425,000 JPMorgan Chase & Co 5.350 06/01/34 24,773
3,200,000 JPMorgan Chase & Co 6.254 10/23/34 3,469
2,625,000 JPMorgan Chase & Co 2.525 11/19/41 1,856
10,750,000 JPMorgan Chase & Co 3.157 04/22/42 8,303
5,500,000 JPMorgan Chase & Co 5.000 N/A(f) 5,400
11,100,000 JPMorgan Chase & Co 6.100 N/A(f) 11,039
6,250,000 JPMorgan Chase & Co 3.650 N/A(f) 5,720
5,950,000 M&T Bank Corp 3.500 N/A(f) 4,367
3,675,000 (d) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 3,254
5,700,000 NatWest Group plc 5.516 09/30/28 5,730
9,225,000 (d) NBK SPC Ltd 1.625 09/15/27 8,350
2,100,000 (d) Oversea-Chinese Banking Corp Ltd 1.832 09/10/30 1,975
6,000,000 PNC Financial Services Group, Inc 3.900 04/29/24 5,965
7,465,000 PNC Financial Services Group, Inc 3.400 N/A(f) 5,971
CNY 8,000,000 QNB Finance Ltd 3.150 02/04/26 1,111
7,800,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 7,381
11,700,000 Toronto-Dominion Bank 4.285 09/13/24 11,603
2,350,000 Toronto-Dominion Bank 3.625 09/15/31 2,255
2,400,000 Truist Financial Corp 4.000 05/01/25 2,358
9,000,000 Truist Financial Corp 4.800 N/A(f) 8,274
5,000,000 Truist Financial Corp 4.950 N/A(f) 4,784
2,350,000 (d) United Overseas Bank Ltd 3.750 04/15/29 2,338
3,500,000 (d) United Overseas Bank Ltd 2.000 10/14/31 3,187
3,700,000 Wells Fargo & Co 3.750 01/24/24 3,695
5,300,000 Wells Fargo & Co 3.550 09/29/25 5,179
16,375,000 Wells Fargo & Co 2.393 06/02/28 14,998
9,600,000 Wells Fargo & Co 6.303 10/23/29 10,118
10,000,000 Wells Fargo & Co 3.900 N/A(f) 9,240
8,500,000 Wells Fargo & Co 5.875 N/A(f) 8,411
5,775,000 Wells Fargo & Co 7.625 N/A(f) 6,060
6,000,000 Wells Fargo & Co 5.900 N/A(f) 5,937
TOTAL BANKS 716,340
CAPITAL GOODS - 1.1%
21,944,000 AerCap Ireland Capital DAC 3.000 10/29/28 20,035
2,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 1,812

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,250,000 Air Lease Corp 3.125% 12/01/30 $ 2,843
EUR 1,000,000 (d) Albion Financing 1 SARL 5.250 10/15/26 1,101
25,400,000 Boeing Co 2.196 02/04/26 24,000
5,350,000 Boeing Co 3.250 02/01/28 5,076
7,600,000 Boeing Co 2.950 02/01/30 6,847
3,352,000 Boeing Co 3.250 02/01/35 2,827
3,350,000 Boeing Co 5.705 05/01/40 3,464
8,425,000 Boeing Co 5.805 05/01/50 8,724
EUR 200,000 (d) Carrier Global Corp 4.375 05/29/25 223
EUR 300,000 (d) Carrier Global Corp 4.500 11/29/32 354
1,600,000 (d) Cemex SAB de C.V. 5.125 N/A(f) 1,517
1,300,000 (d) Embraer Netherlands Finance BV 7.000 07/28/30 1,364
EUR 500,000 (d) Emerald Debt Merger Sub LLC 6.375 12/15/30 590
3,075,000 (d) H&E Equipment Services, Inc 3.875 12/15/28 2,796
EUR 500,000 Honeywell International, Inc 0.000 03/10/24 548
4,525,000 (d) Israel Electric Corp Ltd 4.250 08/14/28 4,224
8,000,000 L3Harris Technologies, Inc 5.400 07/31/33 8,318
7,275,000 Northrop Grumman Corp 3.250 01/15/28 6,952
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 506
5,575,000 Raytheon Technologies Corp 2.250 07/01/30 4,816
1,925,000 (d) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 2,043
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 2,071
5,425,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 5,250
300,000 (d) WESCO Distribution, Inc 7.250 06/15/28 308
TOTAL CAPITAL GOODS 118,609
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
EUR 250,000 (d) Allied Universal Holdco LLC 3.625 06/01/28 242
325,000 (d) ASGN, Inc 4.625 05/15/28 309
250,000 (d) GFL Environmental, Inc 4.250 06/01/25 246
1,000,000 (d) GFL Environmental, Inc 3.750 08/01/25 977
313,000 (d) Prime Security Services Borrower LLC 5.250 04/15/24 310
2,000,000 (d) Prime Security Services Borrower LLC 5.750 04/15/26 2,011
1,325,000 (d) Prime Security Services Borrower LLC 3.375 08/31/27 1,228
725,000 (d) Prime Security Services Borrower LLC 6.250 01/15/28 721
3,771,000 Republic Services, Inc 2.900 07/01/26 3,620
2,525,000 Waste Management, Inc 2.500 11/15/50 1,677
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,341
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
5,575,000 AutoZone, Inc 1.650 01/15/31 4,522
2,850,000 Diageo Capital plc 2.000 04/29/30 2,461
550,000 (d) Group 1 Automotive, Inc 4.000 08/15/28 510
925,000 (d),(e) L Brands, Inc 6.625 10/01/30 945
875,000 (d) Lithia Motors, Inc 4.625 12/15/27 841
8,850,000 Lowe's Cos, Inc 4.250 04/01/52 7,492
5,100,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,956
6,875,000 O'Reilly Automotive, Inc 3.600 09/01/27 6,626
4,075,000 O'Reilly Automotive, Inc 4.200 04/01/30 3,926
12,400,000 O'Reilly Automotive, Inc 1.750 03/15/31 10,048
5,050,000 (d) Prosus NV 4.987 01/19/52 3,796
3,000,000 (d) Staples, Inc 7.500 04/15/26 2,791
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 48,914
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4.875 06/01/25 147
EUR 500,000 Whirlpool EMEA Finance Sarl 0.500 02/20/28 488
TOTAL CONSUMER DURABLES & APPAREL 635
CONSUMER SERVICES - 0.5%
9,820,000 Amherst College 4.100 11/01/45 8,324
4,000,000 (d) Genm Capital Labuan Ltd 3.882 04/19/31 3,412
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 125,000 (d) Hilton Domestic Operating Co, Inc 5.750% 05/01/28 $ 125
1,151,000 (d) International Game Technology plc 6.500 02/15/25 1,152
8,000,000 President and Fellows of Harvard College 3.529 10/01/31 7,508
14,250,000 President and Fellows of Harvard College 3.619 10/01/37 12,592
1,000,000 (e) Sands China Ltd 2.550 03/08/27 909
2,100,000 Sands China Ltd 5.900 08/08/28 2,083
15,000,000 Smith College 4.620 07/01/45 13,838
TOTAL CONSUMER SERVICES 49,943
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Costco Wholesale Corp 1.600 04/20/30 3,426
1,200,000 SYSCO Corp 6.000 01/17/34 1,299
5,450,000 SYSCO Corp 3.150 12/14/51 3,904
8,500,000 Walmart, Inc 1.800 09/22/31 7,202
4,000,000 Walmart, Inc 2.500 09/22/41 2,962
7,400,000 Walmart, Inc 4.500 04/15/53 7,190
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,983
ENERGY - 2.5%
EUR 500,000 BP Capital Markets plc 1.231 05/08/31 481
2,973,000 Cenovus Energy, Inc 5.400 06/15/47 2,806
6,850,000 Cheniere Energy Partners LP 3.250 01/31/32 5,836
900,000 Chevron USA, Inc 3.900 11/15/24 891
7,200,000 Diamondback Energy, Inc 4.400 03/24/51 5,955
700,000 Ecopetrol S.A. 5.375 06/26/26 686
2,000,000 Ecopetrol S.A. 6.875 04/29/30 1,982
2,125,000 Ecopetrol S.A. 4.625 11/02/31 1,803
3,000,000 (d) EIG Pearl Holdings Sarl 3.545 08/31/36 2,610
3,000,000 (d) Empresa Nacional del Petroleo 5.250 11/06/29 2,899
12,968,000 Enbridge, Inc 3.125 11/15/29 11,830
3,925,000 Enbridge, Inc 5.700 03/08/33 4,080
2,950,000 Enbridge, Inc 3.400 08/01/51 2,149
4,575,000 Energy Transfer LP 2.900 05/15/25 4,433
4,725,000 Energy Transfer LP 4.750 01/15/26 4,694
6,350,000 Energy Transfer LP 4.950 06/15/28 6,325
4,225,000 Energy Transfer LP 5.250 04/15/29 4,257
2,900,000 Energy Transfer LP 5.750 02/15/33 2,990
5,100,000 Energy Transfer LP 6.550 12/01/33 5,535
775,000 Energy Transfer LP 5.400 10/01/47 722
8,700,000 Energy Transfer LP 6.250 04/15/49 8,997
9,125,000 Energy Transfer LP 5.000 05/15/50 8,136
2,950,000 Energy Transfer Operating LP 5.500 06/01/27 2,986
5,125,000 Enterprise Products Operating LLC 3.700 02/15/26 5,046
5,425,000 Enterprise Products Operating LLC 3.125 07/31/29 5,074
2,650,000 Enterprise Products Operating LLC 4.250 02/15/48 2,327
6,200,000 Enterprise Products Operating LLC 4.200 01/31/50 5,378
4,500,000 Enterprise Products Operating LLC 3.200 02/15/52 3,279
6,500,000 Enterprise Products Operating LLC 3.300 02/15/53 4,816
450,000 (d) EQM Midstream Partners LP 6.000 07/01/25 450
2,548,320 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,210
3,300,000 (d) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,724
3,200,000 (d) KazTransGas JSC 4.375 09/26/27 3,063
5,325,000 (e) Magellan Midstream Partners LP 3.250 06/01/30 4,820
8,375,000 Marathon Petroleum Corp 3.800 04/01/28 8,004
5,060,000 Marathon Petroleum Corp 4.750 09/15/44 4,512
5,500,000 Marathon Petroleum Corp 5.000 09/15/54 4,852
725,000 (d) MEG Energy Corp 5.875 02/01/29 704
3,525,000 (d) Midwest Connector Capital Co LLC 4.625 04/01/29 3,394
8,950,000 MPLX LP 1.750 03/01/26 8,372
20,000,000 MPLX LP 2.650 08/15/30 17,258
5,825,000 MPLX LP 4.700 04/15/48 5,020
275,000 Murphy Oil Corp 5.875 12/01/27 274

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 950,000 NAK Naftogaz Ukraine via Kondor Finance plc 7.650% 07/31/24 $ 641
2,200,000 Occidental Petroleum Corp 5.550 03/15/26 2,216
5,000,000 ONEOK, Inc 4.500 03/15/50 4,186
315,000 (d) Parkland Corp 4.625 05/01/30 290
500,000 (d) Parkland Fuel Corp 5.875 07/15/27 498
200,000 (d) Pertamina Persero PT 3.650 07/30/29 188
5,300,000 Petroleos Mexicanos 5.950 01/28/31 4,232
3,000,000 Petroleos Mexicanos 6.700 02/16/32 2,489
13,575,000 Phillips 66 2.150 12/15/30 11,432
3,225,000 Phillips 66 3.300 03/15/52 2,309
2,375,000 Phillips 66 Co 4.680 02/15/45 2,148
475,000 Plains All American Pipeline LP 3.800 09/15/30 437
3,300,000 (d) Promigas S.A. ESP 3.750 10/16/29 2,934
1,988,030 (d) Rio Oil Finance Trust 8.200 04/06/28 2,028
6,200,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 6,312
4,800,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 4,691
1,162,000 (d) Saka Energi Indonesia PT 4.450 05/05/24 1,150
3,000,000 (d) Saudi Arabian Oil Co 3.250 11/24/50 2,127
6,500,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 6,257
3,350,000 Targa Resources Corp 4.200 02/01/33 3,080
425,000 Targa Resources Partners LP 6.500 07/15/27 431
350,000 (d) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 329
4,300,000 (d) Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,635
11,000,000 TotalEnergies Capital International S.A. 3.127 05/29/50 8,064
4,675,000 Williams Cos, Inc 2.600 03/15/31 3,997
9,250,000 (e) Williams Cos, Inc 5.650 03/15/33 9,663
TOTAL ENERGY 270,424
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
5,100,000 Agree LP 2.000 06/15/28 4,422
1,675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 1,607
5,500,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 5,506
2,418,000 American Tower Corp 3.375 10/15/26 2,316
EUR 450,000 American Tower Corp 0.450 01/15/27 454
1,600,000 American Tower Corp 3.600 01/15/28 1,524
4,350,000 American Tower Corp 3.800 08/15/29 4,130
13,700,000 American Tower Corp 2.900 01/15/30 12,192
2,750,000 American Tower Corp 2.100 06/15/30 2,307
3,825,000 American Tower Corp 1.875 10/15/30 3,135
4,125,000 Brandywine Operating Partnership LP 4.100 10/01/24 4,044
5,825,000 Brixmor Operating Partnership LP 3.850 02/01/25 5,699
1,075,000 Brixmor Operating Partnership LP 2.250 04/01/28 955
3,800,000 Crown Castle, Inc 2.250 01/15/31 3,147
3,200,000 CubeSmart LP 2.250 12/15/28 2,826
GBP 400,000 Digital Stout Holding LLC 3.750 10/17/30 474
2,275,000 Equinix, Inc 2.150 07/15/30 1,927
6,700,000 Essex Portfolio LP 3.000 01/15/30 5,974
3,875,000 Extra Space Storage LP 2.400 10/15/31 3,197
6,600,000 Healthcare Realty Holdings LP 3.875 05/01/25 6,403
6,250,000 Healthcare Realty Holdings LP 3.500 08/01/26 5,964
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,765
8,975,000 Healthcare Realty Holdings LP 3.100 02/15/30 7,846
1,750,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,437
1,050,000 Healthcare Realty Holdings LP 2.050 03/15/31 813
7,950,000 Highwoods Realty LP 3.875 03/01/27 7,379
2,900,000 Highwoods Realty LP 4.125 03/15/28 2,671
2,875,000 Highwoods Realty LP 4.200 04/15/29 2,601
4,000,000 Highwoods Realty LP 3.050 02/15/30 3,305
3,845,000 (d) Iron Mountain, Inc 7.000 02/15/29 3,952
5,300,000 Kite Realty Group Trust 4.750 09/15/30 4,991
4,475,000 Mid-America Apartments LP 3.750 06/15/24 4,430
4,300,000 Mid-America Apartments LP 4.000 11/15/25 4,224
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,100,000 Mid-America Apartments LP 2.750% 03/15/30 $ 9,711
3,025,000 Mid-America Apartments LP 1.700 02/15/31 2,453
2,575,000 Mid-America Apartments LP 2.875 09/15/51 1,689
600,000 National Retail Properties, Inc 4.000 11/15/25 587
3,000,000 National Retail Properties, Inc 3.600 12/15/26 2,874
1,800,000 NNN REIT, Inc 5.600 10/15/33 1,858
1,275,000 ProLogis LP 2.875 11/15/29 1,157
3,125,000 ProLogis LP 1.750 07/01/30 2,606
6,350,000 Regency Centers LP 3.900 11/01/25 6,154
1,025,000 Regency Centers LP 3.600 02/01/27 985
5,500,000 Regency Centers LP 2.950 09/15/29 4,932
8,150,000 (d) SBA Tower Trust 2.836 01/15/25 7,870
11,046,000 (d) SBA Tower Trust 1.884 01/15/26 10,248
25,315,000 (d) SBA Tower Trust 1.631 11/15/26 22,603
42,100,000 (d) SBA Tower Trust 1.840 04/15/27 37,261
2,968,000 SITE Centers Corp 3.625 02/01/25 2,884
3,850,000 SITE Centers Corp 4.700 06/01/27 3,786
3,025,000 Weingarten Realty Investors 4.450 01/15/24 3,022
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 247,297
FINANCIAL SERVICES - 2.3%
8,975,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,334
1,375,000 American Express Co 2.550 03/04/27 1,288
7,500,000 American Express Co 3.550 N/A(f) 6,430
10,000,000 Bank of New York Mellon Corp 4.700 N/A(f) 9,745
EUR 500,000 Capital One Financial Corp 0.800 06/12/24 543
6,635,000 (e) Capital One Financial Corp 3.950 N/A(f) 5,318
7,000,000 Charles Schwab Corp 5.375 N/A(f) 6,903
6,250,000 Community Preservation Corp 2.867 02/01/30 5,474
3,200,000 (d) Corebridge Financial, Inc 6.050 09/15/33 3,333
4,350,000 Corebridge Financial, Inc 5.750 01/15/34 4,446
2,950,000 (d) Credit Suisse Group AG. 2.193 06/05/26 2,805
9,100,000 (d) Credit Suisse Group AG. 1.305 02/02/27 8,329
6,200,000 (d) Credit Suisse Group AG. 6.442 08/11/28 6,439
7,350,000 Deutsche Bank AG. 5.371 09/09/27 7,453
5,575,000 Deutsche Bank AG. 2.311 11/16/27 5,098
4,325,000 Deutsche Bank AG. 6.819 11/20/29 4,554
EUR 500,000 Deutsche Bank AG. 5.000 09/05/30 570
600,000 Deutsche Bank AG. 3.742 01/07/33 493
7,525,000 Discover Bank 2.450 09/12/24 7,346
7,305,000 Discover Bank 3.450 07/27/26 6,906
3,750,000 Discover Bank 2.700 02/06/30 3,177
200,000 (d) ENN Clean Energy International Investment Ltd 3.375 05/12/26 187
1,825,000 (d) Equitable Financial Life Global Funding 1.400 07/07/25 1,720
3,543,000 Equitable Holdings, Inc 4.950 N/A(f) 3,371
EUR 375,000 Fidelity National Information Services, Inc 1.100 07/15/24 407
12,825,000 Goldman Sachs Group, Inc 3.500 04/01/25 12,533
6,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,848
12,080,000 Goldman Sachs Group, Inc 2.615 04/22/32 10,140
3,500,000 Goldman Sachs Group, Inc 4.411 04/23/39 3,165
6,825,000 Goldman Sachs Group, Inc 3.436 02/24/43 5,331
3,000,000 Goldman Sachs Group, Inc 3.800 N/A(f) 2,672
200,000 (d) Indian Railway Finance Corp Ltd 3.249 02/13/30 180
3,600,000 (d) Indian Railway Finance Corp Ltd 2.800 02/10/31 3,092
1,700,000 (d) Indian Railway Finance Corp Ltd 3.570 01/21/32 1,523
2,771,000 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,456
3,000,000 (d) Minejesa Capital BV 4.625 08/10/30 2,846
10,000,000 Morgan Stanley 2.188 04/28/26 9,607
31,425,000 Morgan Stanley 3.125 07/27/26 30,091
EUR 700,000 Morgan Stanley 1.342 10/23/26 741
1,400,000 Morgan Stanley 5.449 07/20/29 1,426
6,600,000 Morgan Stanley 6.407 11/01/29 6,995

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 Morgan Stanley 2.950% 05/07/32 $ 522
$ 14,250,000 Morgan Stanley 5.250 04/21/34 14,248
5,150,000 Morgan Stanley 5.424 07/21/34 5,227
4,440,000 Northern Trust Corp 4.600 N/A(f) 4,234
3,350,000 (d) Power Finance Corp Ltd 3.950 04/23/30 3,093
550,000 Springleaf Finance Corp 5.375 11/15/29 515
8,825,000 UBS Group AG. 3.750 03/26/25 8,645
3,065,000 (d) UBS Group AG. 3.179 02/11/43 2,267
4,225,000 Visa, Inc 2.700 04/15/40 3,260
TOTAL FINANCIAL SERVICES 250,326
FOOD, BEVERAGE & TOBACCO - 1.2%
1,600,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 1,364
6,975,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,952
12,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 12,621
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 17,112
11,500,000 BAT Capital Corp 2.259 03/25/28 10,290
10,225,000 BAT Capital Corp 4.906 04/02/30 10,047
4,400,000 BAT Capital Corp 2.726 03/25/31 3,690
10,000,000 BAT International Finance plc 4.448 03/16/28 9,835
225,000 (d) Becle SAB de C.V. 2.500 10/14/31 181
3,800,000 (d) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,997
3,875,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 3,336
3,000,000 (d) Coca-Cola Icecek AS. 4.500 01/20/29 2,750
1,700,000 Constellation Brands, Inc 4.400 11/15/25 1,680
2,675,000 Constellation Brands, Inc 3.700 12/06/26 2,605
1,050,000 Constellation Brands, Inc 3.150 08/01/29 976
6,900,000 Constellation Brands, Inc 2.875 05/01/30 6,180
20,175,000 Constellation Brands, Inc 2.250 08/01/31 16,952
4,500,000 Diageo Capital plc 1.375 09/29/25 4,248
8,050,000 Diageo Capital plc 2.375 10/24/29 7,247
2,500,000 (d) Grupo Bimbo SAB de C.V. 4.700 11/10/47 2,230
3,950,000 Kraft Heinz Foods Co 4.375 06/01/46 3,447
EUR 300,000 (d) Mondelez International Holdings Netherlands BV 1.250 09/09/41 235
250,000 (d) Sigma Alimentos S.A. de C.V. 4.125 05/02/26 244
TOTAL FOOD, BEVERAGE & TOBACCO 128,219
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,500,000 (e) Abbott Laboratories 5.300 05/27/40 1,606
1,925,000 Boston Scientific Corp 2.650 06/01/30 1,719
3,285,000 Centene Corp 2.450 07/15/28 2,926
2,910,000 Centene Corp 3.000 10/15/30 2,520
19,230,000 Children's Hospital Medic 4.268 05/15/44 17,702
9,750,000 CVS Health Corp 4.780 03/25/38 9,237
4,050,000 CVS Health Corp 2.700 08/21/40 2,887
21,150,000 CVS Health Corp 5.050 03/25/48 19,782
4,105,000 Dartmouth-Hitchcock Health 4.178 08/01/48 3,246
10,775,000 Elevance Health, Inc 2.250 05/15/30 9,329
4,750,000 Elevance Health, Inc 5.125 02/15/53 4,756
4,225,000 HCA, Inc 5.625 09/01/28 4,324
6,200,000 HCA, Inc 3.625 03/15/32 5,544
4,300,000 HCA, Inc 5.500 06/15/47 4,140
5,350,000 HCA, Inc 4.625 03/15/52 4,550
3,500,000 (d) Hologic, Inc 3.250 02/15/29 3,173
6,125,000 Humana, Inc 2.150 02/03/32 5,036
2,700,000 Humana, Inc 5.875 03/01/33 2,876
EUR 250,000 (d) IQVIA, Inc 1.750 03/15/26 265
GBP 500,000 McKesson Corp 3.125 02/17/29 603
2,925,000 McKesson Corp 5.100 07/15/33 3,006
7,625,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 7,592
12,500,000 Mercy Health 3.382 11/01/25 12,062
5,000,000 New York and Presbyterian Hospital 3.563 08/01/36 4,219
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 450,000 Stryker Corp 2.625% 11/30/30 $ 481
$ 375,000 Tenet Healthcare Corp 4.625 06/15/28 358
5,775,000 UnitedHealth Group, Inc 2.950 10/15/27 5,482
10,700,000 UnitedHealth Group, Inc 2.300 05/15/31 9,272
3,250,000 UnitedHealth Group, Inc 3.750 10/15/47 2,676
TOTAL HEALTH CARE EQUIPMENT & SERVICES 151,369
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
EUR 750,000 (d) Coty, Inc 3.875 04/15/26 824
5,975,000 Haleon US Capital LLC 3.375 03/24/27 5,749
3,500,000 Haleon US Capital LLC 3.625 03/24/32 3,228
EUR 300,000 Procter & Gamble Co 3.250 08/02/31 342
EUR 600,000 The Procter & Gamble Company 0.625 10/30/24 646
EUR 400,000 The Procter & Gamble Company 1.875 10/30/38 387
EUR 500,000 Unilever Finance Netherlands BV 1.125 02/12/27 525
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,701
INSURANCE - 1.4%
825,000 (d) Alliant Holdings Intermediate LLC 4.250 10/15/27 793
6,800,000 (d) Allianz SE 6.350 09/06/53 7,050
4,925,000 Aon Corp 2.800 05/15/30 4,367
3,900,000 Aon Corp 5.350 02/28/33 4,000
8,306,000 Aon Global Ltd 3.500 06/14/24 8,223
5,250,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,363
16,000,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 11,204
1,400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,170
EUR 500,000 Chubb INA Holdings, Inc 1.550 03/15/28 520
EUR 450,000 Chubb INA Holdings, Inc 1.400 06/15/31 437
1,500,000 CNA Financial Corp 5.500 06/15/33 1,547
EUR 300,000 Credit Agricole Assurances S.A. 1.500 10/06/31 271
EUR 400,000 Equitable Financial Life Global Funding 0.600 06/16/28 392
EUR 250,000 (d) Fairfax Financial Holdings Ltd 2.750 03/29/28 263
7,325,000 (d) Five Corners Funding Trust II 2.850 05/15/30 6,477
3,000,000 (d) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,766
22,408,000 Hartford Financial Services Group, Inc 2.800 08/19/29 20,347
1,100,000 Hartford Financial Services Group, Inc 4.300 04/15/43 936
2,500,000 Hartford Financial Services Group, Inc 2.900 09/15/51 1,667
EUR 750,000 Liberty Mutual Group, Inc 2.750 05/04/26 814
EUR 400,000 (d) Liberty Mutual Group, Inc 4.625 12/02/30 461
4,100,000 (d) Liberty Mutual Group, Inc 3.951 10/15/50 3,099
4,825,000 (d) Liberty Mutual Group, Inc 5.500 06/15/52 4,752
7,000,000 MetLife, Inc 3.600 04/10/24 6,961
1,250,000 MetLife, Inc 3.600 11/13/25 1,227
1,750,000 MetLife, Inc 5.000 07/15/52 1,737
11,820,000 MetLife, Inc 3.850 N/A(f) 11,189
GBP 200,000 Metropolitan Life Global Funding I 4.125 09/02/25 252
8,200,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5.875 05/23/42 8,200
11,875,000 PartnerRe Finance B LLC 4.500 10/01/50 10,108
5,250,000 Principal Financial Group, Inc 2.125 06/15/30 4,432
1,450,000 Prudential Financial, Inc 3.905 12/07/47 1,185
6,960,000 Prudential Financial, Inc 3.700 10/01/50 6,034
3,875,000 Prudential Financial, Inc 5.125 03/01/52 3,642
3,275,000 Reinsurance Group of America, Inc 3.900 05/15/29 3,115
5,600,000 (d) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 5,348
TOTAL INSURANCE 149,349
MATERIALS - 0.8%
7,975,000 Albemarle Corp 4.650 06/01/27 7,830
1,925,000 (d) Alpek SAB de C.V. 4.250 09/18/29 1,776
2,600,000 (d) Alpek SAB de C.V. 3.250 02/25/31 2,227
852,000 Amcor Flexibles North America, Inc 3.100 09/15/26 799
4,879,000 Amcor Flexibles North America, Inc 2.630 06/19/30 4,218

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,400,000 Amcor Flexibles North America, Inc 2.690% 05/25/31 $ 8,091
11,325,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 9,846
2,000,000 (d) Antofagasta plc 5.625 05/13/32 2,010
EUR 500,000 (d) Ardagh Metal Packaging Finance USA LLC 2.000 09/01/28 489
1,875,000 Ball Corp 2.875 08/15/30 1,609
14,250,000 Berry Global, Inc 1.570 01/15/26 13,238
200,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 187
3,000,000 (d) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 2,797
1,650,000 (d),(e) Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 1,524
4,200,000 (d) Corp Nacional del Cobre de Chile 3.625 08/01/27 3,976
EUR 500,000 Dow Chemical Co 0.500 03/15/27 505
2,800,000 (d) Equate Petrochemical BV 2.625 04/28/28 2,516
1,800,000 (d) Freeport Indonesia PT 4.763 04/14/27 1,769
2,400,000 (d) Fresnillo plc 4.250 10/02/50 1,834
3,600,000 (d) Inversiones CMPC S.A. 3.000 04/06/31 3,059
6,675,000 Nutrien Ltd 2.950 05/13/30 6,028
1,920,000 (d) OCI NV 4.625 10/15/25 1,870
875,000 (d) OCP S.A. 3.750 06/23/31 752
EUR 250,000 (d) OI European Group BV 6.250 05/15/28 289
EUR 250,000 (d) Olympus Water US Holding Corp 3.875 10/01/28 252
300,000 (d) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 275
375,000 (d) PolyOne Corp 5.750 05/15/25 375
2,075,000 Sasol Financing USA LLC 4.375 09/18/26 1,927
4,300,000 Suzano Austria GmbH 3.125 01/15/32 3,568
200,000 (d) UltraTech Cement Ltd 2.800 02/16/31 169
TOTAL MATERIALS 85,805
MEDIA & ENTERTAINMENT - 1.2%
EUR 400,000 (d) Blackstone Private Credit Fund 1.750 11/30/26 394
EUR 750,000 (d) BOI Finance BV 7.500 02/16/27 757
5,000,000 (d) CCO Holdings LLC 4.250 02/01/31 4,370
10,200,000 (e) Charter Communications Operating LLC 4.400 04/01/33 9,413
14,100,000 Charter Communications Operating LLC 3.500 03/01/42 9,808
6,150,000 Charter Communications Operating LLC 5.125 07/01/49 4,995
20,345,000 Charter Communications Operating LLC 4.800 03/01/50 15,748
3,000,000 Charter Communications Operating LLC 3.700 04/01/51 1,951
EUR 450,000 Comcast Corp 0.250 05/20/27 455
17,000,000 Comcast Corp 3.200 07/15/36 14,291
1,925,000 Comcast Corp 3.900 03/01/38 1,721
28,050,000 Comcast Corp 2.887 11/01/51 18,974
5,000,000 (d) CSC Holdings LLC 3.375 02/15/31 3,648
GBP 300,000 Discovery Communications LLC 2.500 09/20/24 374
650,000 Lamar Media Corp 3.750 02/15/28 610
1,000,000 Lamar Media Corp 4.000 02/15/30 916
2,675,000 (d) Sirius XM Radio, Inc 4.125 07/01/30 2,384
GBP 200,000 Time Warner Cable LLC 5.750 06/02/31 254
4,400,000 Time Warner Cable LLC 5.875 11/15/40 3,983
3,450,000 Time Warner Cable LLC 4.500 09/15/42 2,707
EUR 700,000 (d) VZ Secured Financing BV 3.500 01/15/32 681
9,800,000 Warnermedia Holdings, Inc 3.755 03/15/27 9,390
18,225,000 Warnermedia Holdings, Inc 5.050 03/15/42 16,067
2,375,000 Warnermedia Holdings, Inc 5.141 03/15/52 2,039
2,700,000 (e) Weibo Corp 3.375 07/08/30 2,328
TOTAL MEDIA & ENTERTAINMENT 128,258
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 550,000 AbbVie, Inc 1.250 06/01/24 600
9,850,000 AbbVie, Inc 4.050 11/21/39 8,894
16,075,000 Amgen, Inc 5.250 03/02/33 16,481
12,925,000 Amgen, Inc 5.650 03/02/53 13,598
7,350,000 AstraZeneca Finance LLC 1.200 05/28/26 6,801
3,795,000 AstraZeneca Finance LLC 2.250 05/28/31 3,272
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 13,060,000 AstraZeneca plc 1.375% 08/06/30 $ 10,857
EUR 500,000 (d) Avantor Funding, Inc 3.875 07/15/28 540
1,500,000 (d) Avantor Funding, Inc 4.625 07/15/28 1,450
3,125,000 Danaher Corp 2.800 12/10/51 2,164
10,600,000 Gilead Sciences, Inc 5.250 10/15/33 11,048
5,500,000 Gilead Sciences, Inc 5.550 10/15/53 5,959
4,025,000 Merck & Co, Inc 2.750 12/10/51 2,767
EUR 600,000 (d) Organon Finance   LLC 2.875 04/30/28 606
250,000 (d) Organon Finance   LLC 5.125 04/30/31 214
4,150,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 4,159
31,850,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 32,515
EUR 300,000 Sartorius Finance BV 4.375 09/14/29 343
EUR 500,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 437
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 1,001
EUR 800,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 766
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 124,472
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
EUR 200,000 Vonovia SE 0.625 12/14/29 182
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 182
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
25,131,000 (d) Broadcom, Inc 4.926 05/15/37 24,320
1,675,000 Intel Corp 3.734 12/08/47 1,361
8,375,000 NVIDIA Corp 2.000 06/15/31 7,178
1,100,000 (d) NXP BV 2.700 05/01/25 1,060
5,450,000 NXP BV 3.875 06/18/26 5,310
3,475,000 NXP BV 4.400 06/01/27 3,430
4,100,000 NXP BV 3.125 02/15/42 3,054
4,800,000 (d) SK Hynix, Inc 1.500 01/19/26 4,421
2,200,000 Texas Instruments, Inc 4.150 05/15/48 1,995
4,000,000 Texas Instruments, Inc 5.000 03/14/53 4,095
4,000,000 (d) TSMC Global Ltd 1.000 09/28/27 3,511
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,735
SOFTWARE & SERVICES - 0.8%
7,350,000 Adobe, Inc 2.300 02/01/30 6,584
200,000 (d) CA Magnum Holdings 5.375 10/31/26 186
900,000 (d) Gartner, Inc 3.750 10/01/30 796
EUR 400,000 International Business Machines Corp 0.650 02/11/32 365
1,413,000 (d) j2 Global, Inc 4.625 10/15/30 1,296
26,300,000 Microsoft Corp 2.400 08/08/26 25,061
2,200,000 (d) Microsoft Corp 3.400 09/15/26 2,144
4,120,000 Microsoft Corp 2.525 06/01/50 2,813
550,000 (d) Open Text Holdings, Inc 4.125 02/15/30 498
8,025,000 Oracle Corp 4.900 02/06/33 7,988
17,650,000 Oracle Corp 5.550 02/06/53 17,655
3,000,000 Roper Technologies, Inc 1.400 09/15/27 2,684
10,050,000 Roper Technologies, Inc 2.000 06/30/30 8,531
9,650,000 Salesforce, Inc 2.700 07/15/41 7,371
TOTAL SOFTWARE & SERVICES 83,972
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2.800 02/15/30 3,938
4,825,000 Apple, Inc 2.450 08/04/26 4,599
26,100,000 Apple, Inc 2.050 09/11/26 24,586
3,225,000 Apple, Inc 4.650 02/23/46 3,181
4,675,000 Apple, Inc 2.650 02/08/51 3,201
2,175,000 Tyco Electronics Group S.A. 3.700 02/15/26 2,129
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 41,634

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TELECOMMUNICATION SERVICES - 2.1%
$ 3,300,000 (d) America Movil SAB de C.V. 5.375% 04/04/32 $ 3,067
GBP 300,000 AT&T, Inc 2.900 12/04/26 364
EUR 500,000 AT&T, Inc 2.350 09/05/29 529
42,943,000 AT&T, Inc 2.550 12/01/33 34,999
8,325,000 AT&T, Inc 4.500 05/15/35 7,886
7,375,000 AT&T, Inc 3.500 06/01/41 5,856
38,320,000 AT&T, Inc 3.550 09/15/55 27,551
6,553,000 AT&T, Inc 3.800 12/01/57 4,871
225,000 (d) Bharti Airtel Ltd 3.250 06/03/31 198
3,000,000 (d) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,795
1,775,000 (d) Cable Onda S.A. 4.500 01/30/30 1,529
850,000 Deutsche Telekom International Finance BV 8.750 06/15/30 1,024
EUR 665,000 (d) Iliad Holding SAS 5.125 10/15/26 731
1,175,000 (d) Millicom International Cellular S.A. 4.500 04/27/31 977
4,000,000 (d) MTN Mauritius Investment Ltd 6.500 10/13/26 4,028
2,425,000 Orange S.A. 5.375 01/13/42 2,467
22,975,000 T-Mobile USA, Inc 2.625 02/15/29 20,684
30,200,000 T-Mobile USA, Inc 3.875 04/15/30 28,639
8,800,000 T-Mobile USA, Inc 5.050 07/15/33 8,868
2,225,000 T-Mobile USA, Inc 3.000 02/15/41 1,665
7,800,000 T-Mobile USA, Inc 3.300 02/15/51 5,635
EUR 400,000 Verizon Communications, Inc 1.875 10/26/29 412
EUR 200,000 Verizon Communications, Inc 4.250 10/31/30 234
10,300,000 Verizon Communications, Inc 1.750 01/20/31 8,472
8,450,000 Verizon Communications, Inc 2.550 03/21/31 7,286
38,051,000 Verizon Communications, Inc 2.355 03/15/32 31,650
EUR 300,000 Verizon Communications, Inc 2.875 01/15/38 305
GBP 1,000,000 (d) Vmed O2 UK Financing I plc 4.500 07/15/31 1,099
6,550,000 Vodafone Group plc 4.375 02/19/43 5,710
5,125,000 Vodafone Group plc 4.250 09/17/50 4,251
TOTAL TELECOMMUNICATION SERVICES 223,782
TRANSPORTATION - 0.4%
1,850,000 (d) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 1,648
2,000,000 (d) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 1,797
2,700,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 2,059
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,088
4,075,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 2,944
1,300,000 Canadian Pacific Railway Co 2.050 03/05/30 1,113
5,600,000 Canadian Pacific Railway Co 3.100 12/02/51 4,045
2,040,000 CSX Corp 2.600 11/01/26 1,940
1,525,000 CSX Corp 3.800 03/01/28 1,498
14,175,000 CSX Corp 4.250 03/15/29 14,160
1,550,000 (d) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 938
3,800,000 (d) ENA Master Trust 4.000 05/19/48 2,662
3,260,000 (d) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,138
5,100,000 Union Pacific Corp 2.891 04/06/36 4,305
2,275,000 Union Pacific Corp 3.839 03/20/60 1,856
TOTAL TRANSPORTATION 45,191
UTILITIES - 3.1%
1,950,000 (d) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,509
1,650,000 AEP Transmission Co LLC 3.100 12/01/26 1,585
1,650,000 AEP Transmission Co LLC 4.000 12/01/46 1,378
4,750,000 AEP Transmission Co LLC 2.750 08/15/51 3,074
1,175,000 AEP Transmission Co LLC 5.400 03/15/53 1,221
3,475,000 Alabama Power Co 4.150 08/15/44 2,976
6,025,000 Alabama Power Co 3.450 10/01/49 4,527
3,975,045 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 3,103
17,400,000 Ameren Illinois Co 4.950 06/01/33 17,621
3,225,000 Ameren Illinois Co 5.900 12/01/52 3,609
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,750,000 American Water Capital Corp 3.000% 12/01/26 $ 2,614
4,000,000 American Water Capital Corp 2.800 05/01/30 3,579
8,500,000 American Water Capital Corp 2.300 06/01/31 7,258
2,375,000 American Water Capital Corp 4.000 12/01/46 1,988
4,500,000 American Water Capital Corp 3.750 09/01/47 3,675
5,788,000 Appalachian Power Co 4.450 06/01/45 4,884
8,475,000 Atmos Energy Corp 1.500 01/15/31 6,891
1,175,000 Atmos Energy Corp 4.125 10/15/44 1,040
5,325,000 Atmos Energy Corp 6.200 11/15/53 6,242
6,500,000 Baltimore Gas and Electric Co 3.750 08/15/47 5,142
5,925,000 Berkshire Hathaway Energy Co 3.250 04/15/28 5,627
1,075,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 951
EUR 350,000 CEZ AS. 0.875 12/02/26 357
2,975,000 CMS Energy Corp 3.600 11/15/25 2,888
3,500,000 Commonwealth Edison Co 5.900 03/15/36 3,782
8,250,000 Commonwealth Edison Co 3.000 03/01/50 5,748
5,100,000 Commonwealth Edison Co 2.750 09/01/51 3,312
2,178,000 Consumers Energy Co 2.650 08/15/52 1,439
1,542,000 Consumers Energy Co 2.500 05/01/60 942
2,350,000 Dominion Energy, Inc 2.250 08/15/31 1,946
4,000,000 Dominion Energy, Inc 3.300 04/15/41 3,055
2,500,000 DTE Electric Co 3.650 03/01/52 1,971
2,125,000 DTE Electric Co 5.400 04/01/53 2,230
4,600,000 Duke Energy Florida LLC 3.400 10/01/46 3,446
8,850,000 Duke Energy Indiana LLC 2.750 04/01/50 5,721
6,100,000 Duke Energy Progress LLC 2.500 08/15/50 3,832
EUR 500,000 EDP Finance BV 3.875 03/11/30 572
EUR 300,000 Electricite de France S.A. 2.000 10/02/30 305
3,445,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,930
2,000,000 (d) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,562
6,900,000 Entergy Corp 0.900 09/15/25 6,416
10,600,000 Enterprise Products Operating LLC 3.700 01/31/51 8,434
6,350,000 Eversource Energy 3.450 01/15/50 4,583
8,200,000 Florida Power & Light Co 4.800 05/15/33 8,292
5,775,000 Florida Power & Light Co 3.990 03/01/49 4,945
2,900,000 Indiana Michigan Power Co 3.750 07/01/47 2,221
3,200,000 (d) Korea Southern Power Co Ltd 0.750 01/27/26 2,936
6,975,000 MidAmerican Energy Co 3.650 04/15/29 6,664
5,400,000 MidAmerican Energy Co 3.650 08/01/48 4,277
7,350,000 Nevada Power Co 2.400 05/01/30 6,371
3,335,000 Nevada Power Co 5.450 05/15/41 3,321
12,700,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 10,864
20,060,000 NiSource, Inc 1.700 02/15/31 16,253
6,000,000 (d) NRG Energy, Inc 2.450 12/02/27 5,410
2,750,000 Ohio Power Co 2.600 04/01/30 2,408
6,150,000 Ohio Power Co 4.150 04/01/48 5,125
4,925,000 Ohio Power Co 4.000 06/01/49 4,002
1,280,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 1,308
425,000 ONE Gas, Inc 3.610 02/01/24 424
600,000 (d) Pattern Energy Operations LP 4.500 08/15/28 568
2,775,000 PECO Energy Co 3.000 09/15/49 1,973
3,700,000 PECO Energy Co 2.800 06/15/50 2,491
650,000 (d) Perusahaan Listrik Negara PT 3.875 07/17/29 614
3,000,000 (d) Perusahaan Listrik Negara PT 3.375 02/05/30 2,734
200,000 (d) Perusahaan Listrik Negara PT 4.875 07/17/49 176
5,000,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.000 06/30/50 3,873
750,000 Potomac Electric Power Co 7.900 12/15/38 966
6,800,000 Public Service Co of Colorado 1.875 06/15/31 5,598
2,100,000 Public Service Co of Colorado 4.050 09/15/49 1,700
4,450,000 Public Service Co of Colorado 3.200 03/01/50 3,184
5,150,000 Public Service Electric and Gas Co 4.900 12/15/32 5,225
6,970,000 Public Service Electric and Gas Co 3.150 01/01/50 5,131

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 Public Service Electric and Gas Co 5.450% 08/01/53 $ 5,396
20,000,000 Southern Co 4.000 01/15/51 19,017
EUR 300,000 Southern Co 1.875 09/15/81 284
8,475,000 Southern Co Gas Capital Corp 3.875 11/15/25 8,263
EUR 500,000 Southern Power Co 1.850 06/20/26 533
2,440,000 Southwestern Public Service Co 3.400 08/15/46 1,757
4,071,942 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 3,342
6,700,000 Union Electric Co 5.450 03/15/53 6,908
3,250,000 Virginia Electric and Power Co 2.950 11/15/26 3,102
1,900,000 Virginia Electric and Power Co 5.700 08/15/53 2,013
3,000,000 Wisconsin Power and Light Co 4.950 04/01/33 3,007
4,125,000 Wisconsin Power and Light Co 4.100 10/15/44 3,351
2,240,000 Xcel Energy, Inc 4.800 09/15/41 2,001
TOTAL UTILITIES 333,993
TOTAL CORPORATE BONDS 3,397,138
(Cost $3,705,538)
GOVERNMENT BONDS - 49.3%
AGENCY SECURITIES - 0.2%
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 17,876
6,125,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 5,943
TOTAL AGENCY SECURITIES 23,819
FOREIGN GOVERNMENT BONDS - 3.7%
2,000,000 (d) Abu Dhabi Government International Bond 2.500 09/30/29 1,829
750,000 (d) Africa Finance Corp 2.875 04/28/28 654
3,925,000 (d) Angolan Government International Bond 8.750 04/14/32 3,446
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 469
AUD 1,250,000 Australia Government Bond 1.000 12/21/30 705
AUD 1,775,000 Australia Government Bond 1.250 05/21/32 979
AUD 1,960,000 Australia Government Bond 1.750 06/21/51 783
200,000 (d) Bank Gospodarstwa Krajowego 6.250 10/31/28 211
2,215,000 (d) Bank Gospodarstwa Krajowego 5.375 05/22/33 2,244
8,500,000 (d) Banque Ouest Africaine de Developpement 4.700 10/22/31 7,227
EUR 3,650,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 3,071
EUR 850,000 (d) Benin Government International Bond 4.950 01/22/35 737
5,000,000 (d) BNG Bank NV 3.500 08/26/24 4,944
8,000,000 (d) BNG Bank NV 0.875 05/18/26 7,378
1,950,000 (d) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 1,913
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 621
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,411
EUR 2,445,000 Bundesobligation 0.000 10/10/25 2,587
EUR 575,000 Bundesobligation 1.300 10/15/27 619
EUR 6,800,000 Bundesrepublik Deutschland 0.000 08/15/31 6,499
EUR 380,000 Bundesrepublik Deutschland 0.000 02/15/32 359
EUR 1,400,000 Bundesrepublik Deutschland 2.300 02/15/33 1,586
EUR 3,700,000 Bundesrepublik Deutschland 1.000 05/15/38 3,472
EUR 135,000 Bundesrepublik Deutschland 1.250 08/15/48 121
EUR 2,465,000 Bundesrepublik Deutschland 0.000 08/15/52 1,449
7,000,000 (d) Caisse d'Amortissement de la Dette Sociale 1.125 11/29/24 6,755
CAD 1,400,000 (d) Canada Housing Trust No 1.100 12/15/26 981
CAD 1,525,000 (d) Canada Housing Trust No 3.550 09/15/32 1,157
CAD 1,650,000 Canadian Government Bond 3.000 11/01/24 1,228
CAD 875,000 Canadian Government International Bond 3.500 08/01/25 655
CAD 1,475,000 Canadian Government International Bond 2.000 06/01/28 1,062
CAD 850,000 Canadian Government International Bond 2.000 06/01/32 589
CAD 1,000,000 Canadian Government International Bond 5.000 06/01/37 909
2,668,633 Canal Barge Co, Inc 4.500 11/12/34 2,580
1,250,000 (e) Chile Government International Bond 2.550 01/27/32 1,074
CNY 5,750,000 China Government Bond 2.940 10/17/24 816
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CNY 21,000,000 China Government Bond 1.990% 04/09/25 $ 2,952
CNY 47,400,000 China Government Bond 3.120 12/05/26 6,844
CNY 20,200,000 China Government Bond 2.500 07/25/27 2,860
CNY 16,100,000 China Government Bond 3.270 11/19/30 2,381
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,115
CNY 10,000,000 China Government Bond 3.390 03/16/50 1,532
CNY 4,700,000 China Government Bond 3.810 09/14/50 773
CNY 4,700,000 China Government Bond 3.720 04/12/51 764
NOK 7,000,000 City of Oslo Norway 2.050 10/31/24 673
$ 2,075,000 Colombia Government International Bond 3.250 04/22/32 1,647
1,100,000 Colombia Government International Bond 8.000 11/14/35 1,203
1,700,000 Colombia Government International Bond 5.000 06/15/45 1,317
COP 3,300,000,000 Colombian TES 7.750 09/18/30 775
275,000 (d) Costa Rica Government International Bond 6.550 04/03/34 285
2,200,000 (d) Costa Rica Government International Bond 5.625 04/30/43 2,018
CZK 26,950,000 Czech Republic Government Bond 1.750 06/23/32 1,035
5,000,000 (d) Development Bank of Japan, Inc 0.500 03/04/24 4,958
3,500,000 (d) Dominican Republic Government International Bond 4.875 09/23/32 3,182
DOP 8,500,000 (d) Dominican Republic Government International Bond 11.250 09/15/35 157
3,050,000 (d) Dominican Republic Government International Bond 5.875 01/30/60 2,631
24,960 (d) Ecuador Government International Bond 0.000 07/31/30 7
141,600 (d) Ecuador Government International Bond 5.000 07/31/30 65
99,120 (d) Ecuador Government International Bond 1.000 07/31/35 35
EGP 19,025,000 Egypt Government International Bond 15.900 07/02/24 585
1,500,000 (d) Egypt Government International Bond 5.800 09/30/27 1,153
725,000 (d) Egypt Government International Bond 7.600 03/01/29 552
EUR 1,100,000 (d) Egypt Government International Bond 5.625 04/16/30 773
EUR 700,000 (d) Egypt Government International Bond 6.375 04/11/31 494
325,000 (d) Egypt Government International Bond 7.053 01/15/32 222
2,700,000 (d) Egypt Government International Bond 8.500 01/31/47 1,674
1,425,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,069
3,500,000 European Investment Bank 4.875 02/15/36 3,742
2,000,000 (d) Export-Import Bank of India 3.875 02/01/28 1,920
2,000,000 (d) Export-Import Bank of India 2.250 01/13/31 1,671
3,350,000 Export-Import Bank of Korea 1.250 09/21/30 2,708
136 Export-Import Bank of the United States 1.822 05/03/25 0^
EUR 1,325,000 French Republic Government Bond OAT 0.750 11/25/28 1,363
EUR 1,525,000 French Republic Government Bond OAT 1.250 05/25/36 1,423
EUR 2,775,000 (d) French Republic Government Bond OAT 0.500 05/25/40 2,118
EUR 860,000 French Republic Government Bond OAT 0.750 05/25/52 544
EUR 960,000 (d) French Republic Government Bond OAT 0.750 05/25/53 595
2,325,000 (d) Ghana Government International Bond 8.125 03/26/32 1,008
1,000,000 (d) Ghana Government International Bond 8.627 06/16/49 425
450,000 (d) Guatemala Government International Bond 4.375 06/05/27 431
EUR 1,250,000 (d) Hellenic Republic Government International Bond 1.500 06/18/30 1,273
EUR 725,000 (d) Hellenic Republic Government International Bond 0.750 06/18/31 685
EUR 750,000 (d) Hellenic Republic Government International Bond 4.375 07/18/38 916
4,305,000 (d) Hong Kong Government International Bond 4.625 01/11/33 4,483
HUF 345,000,000 Hungary Government International Bond 5.500 06/24/25 983
1,565,000 (d) Hungary Government International Bond 6.125 05/22/28 1,626
1,725,000 (d) Hungary Government International Bond 5.250 06/16/29 1,733
HUF 421,500,000 Hungary Government International Bond 3.000 08/21/30 1,039
1,150,000 (d) Hungary Government International Bond 2.125 09/22/31 926
CAD 1,475,000 Hydro-Quebec 5.000 02/15/45 1,260
6,300,000 (d) Indonesia Government International Bond 4.625 04/15/43 6,140
IDR 7,750,000,000 Indonesia Treasury Bond 8.125 05/15/24 506
IDR 10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 639
IDR 9,015,000,000 Indonesia Treasury Bond 7.000 02/15/33 606
AUD 500,000 Inter-American Development Bank 4.750 08/27/24 341
AUD 900,000 Inter-American Development Bank 2.750 10/30/25 598
INR 17,000,000 Inter-American Development Bank 7.000 04/17/33 206
CNY 9,000,000 International Bank for Reconstruction &
Development
3.050 03/16/24 1,270

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CAD 1,300,000 International Bank for Reconstruction &
Development
1.900% 01/16/25 $ 952
IDR 20,900,000,000 International Bank for Reconstruction &
Development
6.250 01/12/28 1,362
GBP 500,000 International Finance Corp 0.250 12/15/25 591
$ 1,153,125 (d) Iraq Government International Bond 5.800 01/15/28 1,076
EUR 350,000 Ireland Government Bond 0.000 10/18/31 323
EUR 425,000 Ireland Government Bond 1.500 05/15/50 352
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro 0.450 02/15/29 4,186
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro 0.950 08/01/30 1,790
EUR 425,000 (d) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 288
EUR 1,000,000 (d) Ivory Coast Government International Bond 5.875 10/17/31 988
EUR 100,000 (d) Ivory Coast Government International Bond 4.875 01/30/32 93
1,303,973 (d) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 1,230
2,850,000 Jamaica Government International Bond 7.875 07/28/45 3,463
2,500,000 (d) Japan Finance Organization for Municipalities 1.000 05/21/25 2,366
JPY 140,000,000 Japan Finance Organization for Municipalities 0.020 03/13/26 991
JPY 498,000,000 Japan Government Five Year Bond 0.005 09/20/26 3,527
JPY 445,000,000 Japan Government Five Year Bond 0.300 09/20/28 3,168
JPY 327,000,000 Japan Government Ten Year Bond 0.100 09/20/26 2,322
JPY 162,000,000 Japan Government Ten Year Bond 0.100 12/20/29 1,137
JPY 796,600,000 Japan Government Ten Year Bond 0.100 12/20/30 5,546
JPY 225,000,000 Japan Government Thirty Year Bond 0.500 09/20/46 1,287
JPY 105,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 580
JPY 132,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 741
JPY 118,500,000 Japan Government Thirty Year Bond 1.300 06/20/52 773
JPY 181,600,000 Japan Government Thirty Year Bond 1.200 06/20/53 1,150
JPY 142,000,000 Japan Government Thirty Year Bond 1.800 09/20/53 1,038
JPY 202,000,000 Japan Government Twenty Year Bond 1.400 09/20/34 1,532
JPY 93,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 634
JPY 219,000,000 Japan Government Twenty Year Bond 0.500 12/20/38 1,427
JPY 153,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 958
JPY 385,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 2,618
JPY 348,000,000 Japan Government Two Year Bond 0.005 07/01/25 2,468
925,000 (d) Jordan Government International Bond 4.950 07/07/25 903
500,000 (d) Jordan Government International Bond 7.750 01/15/28 517
1,000,000 (d) Jordan Government International Bond 7.500 01/13/29 1,011
1,025,000 (d) Jordan Government International Bond 5.850 07/07/30 952
975,000 (d) Kenya Government International Bond 7.000 05/22/27 913
EUR 1,875,000 (d) Kingdom of Belgium Government Bond 0.000 10/22/27 1,903
EUR 2,900,000 (d) Kingdom of Belgium Government Bond 0.350 06/22/32 2,677
EUR 3,950,000 (d) Kingdom of Belgium Government Bond 1.450 06/22/37 3,722
2,600,000 (d) Kommunalbanken AS. 2.750 02/05/24 2,594
3,000,000 (d) Kommunalbanken AS. 1.125 06/14/30 2,487
KRW 1,800,000,000 Korea Treasury Bond 1.500 12/10/26 1,332
KRW 2,660,000,000 Korea Treasury Bond 1.375 12/10/29 1,858
KRW 2,400,000,000 Korea Treasury Bond 2.000 06/10/31 1,712
KRW 1,225,000,000 Korea Treasury Bond 2.375 12/10/31 894
KRW 2,380,000,000 Korea Treasury Bond 2.375 09/10/38 1,670
KRW 400,000,000 Korea Treasury Bond 1.875 09/10/41 256
KRW 365,000,000 Korea Treasury Bond 2.500 03/10/52 253
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4.400 07/25/25 422
1,750,000 (c) Lebanon Government International Bond 6.750 11/29/27 104
200,000 (d) Magyar Export-Import Bank Zrt 6.125 12/04/27 203
MYR 2,610,000 Malaysia Government Bond 4.457 03/31/53 586
MXN 23,500,000 Mexican Bonos 5.750 03/05/26 1,278
MXN 24,700,000 Mexican Bonos 8.500 11/18/38 1,387
1,675,000 Mexico Government International Bond 5.400 02/09/28 1,714
3,375,000 Mexico Government International Bond 3.250 04/16/30 3,052
3,001,000 Mexico Government International Bond 6.050 01/11/40 3,026
6,650,000 Mexico Government International Bond 4.280 08/14/41 5,489
3,500,000 (e) Mexico Government International Bond 4.600 02/10/48 2,889
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,075,000 Mexico Government International Bond 4.400% 02/12/52 $ 4,013
950,000 (d) Morocco Government International Bond 2.375 12/15/27 850
EUR 900,000 (d) Morocco Government International Bond 1.500 11/27/31 793
4,050,000 (d) Morocco Government International Bond 5.500 12/11/42 3,675
1,675,000 (d) Namibia Government International Bond 5.250 10/29/25 1,652
EUR 400,000 (d) Netherlands Government International Bond 2.750 01/15/47 462
EUR 380,000 (d) Netherlands Government International Bond 0.000 01/15/52 215
AUD 500,000 New South Wales Treasury Corp 4.000 05/20/26 341
AUD 2,690,000 New South Wales Treasury Corp 3.000 04/20/29 1,744
NZD 2,485,000 New Zealand Government International Bond 0.500 05/15/24 1,543
NZD 1,175,000 New Zealand Government International Bond 2.750 04/15/25 722
925,000 (d) Nigeria Government International Bond 8.375 03/24/29 886
NOK 17,250,000 (d) Norway Government International Bond 2.000 04/26/28 1,613
1,100,000 (d) Oman Government International Bond 6.000 08/01/29 1,139
2,400,000 (d) Oman Government International Bond 6.250 01/25/31 2,523
3,575,000 (d) OPEC Fund for International Development 4.500 01/26/26 3,554
5,400,000 Panama Bonos del Tesoro 3.362 06/30/31 4,240
2,025,000 Panama Government International Bond 4.300 04/29/53 1,353
3,150,000 Panama Notas del Tesoro 3.750 04/17/26 2,952
1,100,000 (d) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,110
3,000,000 Peruvian Government International Bond 1.862 12/01/32 2,349
1,970,000 Peruvian Government International Bond 3.000 01/15/34 1,663
PEN 3,515,000 (d) Peruvian Government International Bond 5.400 08/12/34 858
6,170,000 Philippine Government International Bond 4.200 03/29/47 5,441
CAD 875,000 Province of Ontario Canada 2.150 06/02/31 597
CAD 875,000 Province of Ontario Canada 1.900 12/02/51 436
CAD 650,000 Province of Quebec Canada 2.750 09/01/27 477
6,000,000 Province of Quebec Canada 7.500 09/15/29 7,001
2,050,000 (d) Qatar Government International Bond 3.750 04/16/30 2,000
EUR 425,000 (d) Republic of Cameroon International Bond 5.950 07/07/32 345
500,000 (d),(e) Republic of Guatemala 4.650 10/07/41 407
7,000,000 Republic of Italy Government International Bond 4.000 10/17/49 5,346
1,000,000 (d) Republic of Paraguay 6.100 08/11/44 981
PLN 2,000,000 Republic of Poland Government International Bond 3.250 07/25/25 495
1,425,000 Republic of Poland Government International Bond 5.750 11/16/32 1,537
2,795,000 Republic of Poland Government International Bond 5.500 04/04/53 2,908
200,000 Republic of South Africa Government International
Bond
5.875 04/20/32 189
ZAR 18,725,000 Republic of South Africa Government International
Bond
8.875 02/28/35 863
ZAR 15,100,000 Republic of South Africa Government International
Bond
8.750 01/31/44 612
2,800,000 Republic of South Africa Government International
Bond
5.375 07/24/44 2,230
350,000 Republic of South Africa Government International
Bond
7.300 04/20/52 331
2,150,000 (d) Republic of Uzbekistan International Bond 4.750 02/20/24 2,141
UZS 5,708,925,000 (d) Republic of Uzbekistan International Bond 14.000 07/19/24 460
1,485,000 (d) Republic of Uzbekistan International Bond 7.850 10/12/28 1,554
RON 5,655,000 Romanian Government International Bond 8.000 04/29/30 1,363
1,850,000 (d) Romanian Government International Bond 3.000 02/14/31 1,569
EUR 600,000 (d) Romanian Government International Bond 2.000 01/28/32 511
EUR 500,000 (d) Romanian Government International Bond 2.000 04/14/33 412
3,300,000 (d) Romanian Government International Bond 4.000 02/14/51 2,386
3,550,000 (d) Rwanda International Government Bond 5.500 08/09/31 2,836
1,425,000 (d) Saudi Government International Bond 3.250 10/26/26 1,373
5,650,000 (d) Saudi Government International Bond 3.750 01/21/55 4,293
EUR 1,000,000 (d) Senegal Government International Bond 4.750 03/13/28 1,018
EUR 425,000 (d) Senegal Government International Bond 5.375 06/08/37 346
1,000,000 (d) Senegal Government International Bond 6.750 03/13/48 785
EUR 1,250,000 (d) Serbia Government International Bond 1.500 06/26/29 1,163
760,000 (d) Serbia Government International Bond 6.500 09/26/33 779
EUR 575,000 (d) Serbia Government International Bond 2.050 09/23/36 441

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,450,000 (d),(e) Serbia International Bond 2.125% 12/01/30 $ 2,760
RSD 96,000,000 Serbia Treasury Bonds 5.875 02/08/28 910
RSD 31,700,000 Serbia Treasury Bonds 4.500 08/20/32 262
2,000,000 South Africa Government International Bond 5.875 09/16/25 2,016
EUR 2,550,000 (d) Spain Government International Bond 2.750 10/31/24 2,799
EUR 845,000 (d) Spain Government International Bond 1.400 07/30/28 887
EUR 1,475,000 (d) Spain Government International Bond 0.600 10/31/29 1,452
EUR 625,000 (d) Spain Government International Bond 0.100 04/30/31 570
EUR 2,350,000 (d) Spain Government International Bond 1.200 10/31/40 1,857
3,100,000 State of Israel 3.375 01/15/50 2,197
THB 24,600,000 Thailand Government International Bond 2.875 12/17/28 734
THB 9,000,000 Thailand Government International Bond 1.585 12/17/35 233
THB 24,400,000 Thailand Government International Bond 3.300 06/17/38 744
EUR 1,000,000 (d) Ukraine Government International Bond 6.750 06/20/28 261
GBP 485,000 United Kingdom Gilt 0.125 01/31/28 542
GBP 1,220,000 United Kingdom Gilt 1.625 10/22/28 1,439
GBP 425,000 United Kingdom Gilt 0.500 01/31/29 469
GBP 440,000 United Kingdom Gilt 3.250 01/31/33 548
GBP 550,000 United Kingdom Gilt 0.875 07/31/33 548
GBP 2,665,000 United Kingdom Gilt 1.750 09/07/37 2,624
GBP 900,000 United Kingdom Gilt 3.750 01/29/38 1,125
GBP 275,000 United Kingdom Gilt 1.250 10/22/41 227
GBP 575,000 United Kingdom Gilt 1.500 07/22/47 444
GBP 1,875,000 United Kingdom Gilt 0.625 10/22/50 1,053
GBP 1,475,000 United Kingdom Gilt 1.500 07/31/53 1,046
5,280,000 Uruguay Government International Bond 4.375 01/23/31 5,237
UYU 20,300,000 Uruguay Government International Bond 8.250 05/21/31 479
1,400,000 Uruguay Government International Bond 5.100 06/18/50 1,404
TOTAL FOREIGN GOVERNMENT BONDS 393,533
MORTGAGE BACKED - 22.6%
5,176,000 (a),(d) Angel Oak Mortgage Trust 2.837 11/25/66 3,510
6,496,421 (a),(d) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 5,434
78,355,727 (a),(d) Citigroup Mortgage Loan Trust 0.156 02/25/52 610
8,785,113 (a),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 108
6,591,056 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.237 12/25/41 6,612
4,960,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.837 01/25/42 5,118
19,340,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.437 03/25/42 19,993
23,635,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.987 06/25/42 25,642
915,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12.187 06/25/43 957
3,960,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 4,050
4,960,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8.887 10/25/43 5,041
3,641,640 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.467 03/15/44 316
8,534,628 FHLMC 3.500 01/15/47 7,553
1,665,474 FHLMC 4.000 10/15/47 1,577
1,519,807 FHLMC 4.000 11/15/47 1,426
8,836,187 FHLMC 4.000 01/15/48 8,444
8,382,189 FHLMC 4.000 03/15/48 7,909
2,443,467 FHLMC 4.000 04/15/48 2,324
5,329,715 FHLMC 4.000 04/15/48 4,958
7,712,326 (a) FHLMC 30 D AVG SOFR + 9.737% 1.195 06/15/48 7,505
5,743,079 (a) FHLMC 30 D AVG SOFR + 9.657% 1.115 10/15/48 5,298
12,645,827 FHLMC 3.000 11/01/49 11,385
4,914,617 FHLMC 2.000 09/25/50 642
13,404,261 FHLMC 3.000 09/25/50 9,805
6,789,622 FHLMC 3.000 10/25/50 4,902
35,454,358 FHLMC 2.500 02/25/51 6,061
8,428,638 FHLMC 2.500 05/25/51 5,340
31,605,333 FHLMC 3.000 11/01/51 28,512
4,541,111 FHLMC 3.000 11/01/51 4,072
2,774,897 FHLMC 3.000 11/01/51 2,515
4,017,033 FHLMC 3.000 11/01/51 3,624
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,632,001 FHLMC 2.000% 02/01/52 $ 13,748
32,749,896 FHLMC 2.500 02/01/52 28,132
25,419,234 FHLMC 2.500 03/01/52 21,833
6,678,691 FHLMC 4.000 04/01/52 6,318
8,355,178 FHLMC 3.500 05/01/52 7,693
1,041,766 FHLMC 3.500 06/01/52 959
16,842,822 FHLMC 4.500 06/01/52 16,332
16,272,964 FHLMC 4.500 07/01/52 15,779
3,343,922 FHLMC 4.000 08/25/52 2,825
6,208,997 FHLMC 4.500 10/25/52 5,645
30,635,509 FHLMC 6.000 11/01/52 31,176
7,484,119 FHLMC 5.500 11/25/52 7,647
6,467,569 FHLMC 3.500 12/01/52 5,931
3,559,432 FHLMC 5.500 02/25/53 3,591
22,706,780 FHLMC 5.500 08/01/53 22,804
5,583 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 6
3,867 FGLMC 7.000 01/01/32 4
201,934 FGLMC 4.500 07/01/33 203
1,409,548 FGLMC 7.000 12/01/33 1,460
370,941 FGLMC 4.500 10/01/34 372
273,873 FGLMC 4.500 04/01/35 275
371,527 FGLMC 7.000 05/01/35 384
1,152,253 FGLMC 5.000 06/01/36 1,173
411,818 FGLMC 5.000 07/01/39 419
54,987 FGLMC 4.500 12/01/43 55
31,568 FGLMC 4.500 02/01/44 32
1,007,150 FGLMC 4.500 10/01/44 996
595,480 FGLMC 4.500 11/01/44 589
934,171 FGLMC 4.500 11/01/44 924
692,419 FGLMC 4.500 12/01/44 685
567,270 FGLMC 4.500 12/01/44 561
3,060,825 FGLMC 3.500 04/01/45 2,884
441,409 FGLMC 4.500 05/01/45 430
13,505,878 FGLMC 3.500 08/01/45 12,734
1,352,995 FGLMC 4.500 06/01/47 1,340
2,373,102 FGLMC 4.000 09/01/47 2,288
2,357,328 FGLMC 3.500 12/01/47 2,215
8,492,696 FGLMC 4.500 08/01/48 8,425
3,926,127 FGLMC 4.500 10/01/48 3,882
6,333,707 FGLMC 3.500 11/01/48 5,950
1,321 Federal National Mortgage Association (FNMA) 8.000 07/01/24 1
852 FNMA 9.000 11/01/25 1
1,813,257 FNMA 3.500 05/01/32 1,767
11,260,784 FNMA 3.000 10/01/32 10,754
196,185 FNMA 4.500 10/01/33 197
354,939 FNMA 4.500 05/01/35 355
2,216,502 FNMA 5.000 05/01/35 2,252
9,000,000 FNMA 1.625 08/24/35 6,702
1,042,281 FNMA 5.000 10/01/35 1,059
873,763 FNMA 5.000 02/01/36 888
2,604,904 FNMA 5.500 11/01/38 2,683
931,900 FNMA 3.000 10/01/39 867
11,339,051 FNMA 3.000 05/01/40 10,452
1,493,806 FNMA 5.000 09/01/40 1,518
3,210,673 FNMA 5.000 05/01/41 3,259
8,624,773 FNMA 4.000 09/01/42 8,368
6,750,165 FNMA 3.500 04/01/43 6,355
5,870,355 FNMA 3.500 09/01/43 5,550
4,795,343 (a) FNMA 30 D AVG SOFR + 5.836% 0.498 09/25/43 574
6,109,669 FNMA 4.500 03/01/44 6,099
28,694,018 FNMA 4.000 05/01/44 27,663
2,689,939 FNMA 4.500 06/01/44 2,657

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,744,251 FNMA 4.500% 10/01/44 $ 2,711
4,523,402 FNMA 4.500 11/01/44 4,468
1,405,601 FNMA 5.000 11/01/44 1,428
1,605,240 FNMA 4.500 12/01/44 1,586
1,865,886 FNMA 4.000 01/01/45 1,810
495,886 FNMA 4.500 03/01/45 490
263,711 FNMA 4.500 04/01/45 261
6,307,621 FNMA 3.500 05/01/45 5,941
2,920,595 FNMA 3.000 07/25/45 2,566
7,975,293 FNMA 3.500 01/01/46 7,482
906,929 FNMA 4.000 04/01/46 873
6,484,743 FNMA 3.500 06/01/46 6,086
8,206,964 FNMA 3.500 07/01/46 7,702
14,197,169 FNMA 3.500 07/01/46 13,384
1,386,980 FNMA 3.000 10/01/46 1,231
7,958,156 FNMA 3.500 10/01/46 7,468
3,319,509 FNMA 4.500 05/01/47 3,315
342,060 FNMA 3.000 11/01/47 304
6,136,963 FNMA 3.500 11/01/47 5,756
13,000,542 FNMA 3.500 01/01/48 12,201
5,373,214 FNMA 4.500 01/01/48 5,305
4,729,028 FNMA 4.500 02/01/48 4,669
5,860,819 FNMA 3.500 02/25/48 5,074
3,522,480 FNMA 4.500 05/01/48 3,476
2,658,121 FNMA 4.500 05/01/48 2,622
4,181,381 FNMA 4.000 07/25/48 3,947
445,187 FNMA 3.000 06/01/49 387
16,882,739 FNMA 3.000 07/01/50 15,191
11,453,131 FNMA 2.000 08/25/50 1,583
9,045,013 FNMA 2.000 10/25/50 6,199
30,258,790 FNMA 2.500 11/25/50 4,325
10,111,755 FNMA 3.000 12/25/50 1,657
3,771,248 FNMA 3.000 02/25/51 606
64,867,378 FNMA 2.000 04/01/51 53,257
11,108,348 FNMA 3.000 09/01/51 9,967
11,562,823 FNMA 2.500 11/25/51 1,519
30,498,332 FNMA 2.000 12/01/51 25,159
10,379,293 FNMA 2.000 01/01/52 8,627
7,485,240 FNMA 2.000 02/01/52 6,204
9,224,014 FNMA 2.500 02/01/52 7,894
27,968,991 FNMA 2.500 02/01/52 23,965
25,871,606 FNMA 2.500 02/01/52 22,225
12,108,518 FNMA 3.500 02/01/52 11,259
34,550,908 FNMA 2.000 03/01/52 28,411
44,800,904 FNMA 3.000 04/01/52 39,947
17,294,969 FNMA 3.000 04/01/52 15,384
41,878,546 FNMA 4.000 05/01/52 39,614
3,399,107 FNMA 4.000 05/25/52 2,717
47,694,896 FNMA 3.500 06/01/52 43,900
37,333,747 FNMA 3.500 06/01/52 34,254
29,217,628 FNMA 4.000 06/01/52 27,637
7,886,646 FNMA 4.500 06/01/52 7,647
15,722,640 FNMA 4.000 07/01/52 14,871
53,942,271 FNMA 4.000 07/01/52 51,056
7,609,816 FNMA 4.500 07/01/52 7,379
8,274,239 FNMA 4.500 07/01/52 8,023
5,120,424 FNMA 4.500 07/01/52 4,965
9,464,592 FNMA 4.500 07/25/52 8,894
50,540,046 FNMA 5.000 08/01/52 50,065
5,541,634 FNMA 4.500 08/25/52 4,858
90,424,991 FNMA 4.000 09/01/52 85,530
107,955,423 FNMA 4.500 09/01/52 104,680
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 29,237,303 FNMA 5.000% 09/01/52 $ 28,936
4,192,383 FNMA 4.000 09/25/52 3,626
4,783,008 FNMA 4.000 09/25/52 4,349
60,499,152 FNMA 4.000 10/01/52 57,222
60,310,442 FNMA 4.500 10/01/52 58,480
15,934,858 FNMA 5.000 10/01/52 15,785
4,019,453 FNMA 4.500 10/25/52 3,790
4,590,639 FNMA 4.500 10/25/52 4,466
77,332,794 FNMA 4.500 11/01/52 74,986
7,505,441 FNMA 5.500 11/25/52 7,608
354,726 FNMA 5.000 01/01/53 351
66,637,758 FNMA 5.000 02/01/53 65,925
58,219,823 FNMA 5.500 02/01/53 58,475
22,720,075 FNMA 5.000 06/01/53 22,637
35,053,861 FNMA 5.500 06/01/53 35,196
3,982,899 FNMA 5.000 08/01/53 3,940
2,279,489 (a),(d) Flagstar Mortgage Trust 3.992 10/25/47 2,042
10,157,271 Government National Mortgage Association (GNMA) 3.700 10/15/33 9,657
166,733 GNMA 5.000 04/15/38 167
208,124 GNMA 6.500 11/20/38 220
744,337 GNMA 5.000 06/15/39 747
424,134 GNMA 5.000 06/15/39 422
7,186,151 GNMA 5.000 01/20/40 1,431
9,473,866 GNMA 3.700 08/15/40 9,005
9,516,337 GNMA 2.500 12/20/43 8,444
4,549,127 GNMA 3.000 03/20/45 4,018
4,240,125 GNMA 4.500 12/20/45 4,241
3,471,873 GNMA 4.000 06/20/46 436
4,364,153 GNMA 5.000 09/20/46 842
6,911,872 (a) GNMA SOFR 1 M + 5.986% 0.628 03/20/50 964
16,339,891 GNMA 3.000 11/20/51 12,107
18,107,301 GNMA 3.000 12/20/51 12,938
16,495,730 GNMA 3.000 01/20/52 12,003
5,462,819 GNMA 2.500 02/20/52 4,613
15,150,563 GNMA 3.000 02/20/52 10,673
10,495,955 GNMA 4.000 04/20/52 8,921
12,869,351 GNMA 5.000 04/20/52 2,516
44,525,022 GNMA 3.000 05/20/52 40,298
4,607,546 GNMA 3.500 07/20/52 4,288
5,388,680 GNMA 4.000 07/20/52 4,672
12,160,464 GNMA 4.000 08/20/52 11,603
7,554,051 GNMA 4.000 09/20/52 7,208
9,610,648 GNMA 4.500 09/20/52 8,894
8,160,991 GNMA 4.500 09/20/52 7,762
6,802,396 GNMA 4.500 09/20/52 6,413
4,632,949 GNMA 4.500 09/20/52 4,210
9,860,073 GNMA 5.000 11/20/52 9,791
5,305,147 GNMA 4.500 02/20/53 4,963
4,526,274 GNMA 5.500 02/20/53 4,566
13,573,294 (a) GNMA 30 D AVG SOFR + 6.950% 1.612 05/20/53 1,469
9,932,856 (a) GNMA 30 D AVG SOFR + 23.205% 2.388 08/20/53 10,523
6,978,189 (a) GNMA 30 D AVG SOFR + 25.350% 4.533 08/20/53 7,437
10,853,642 (a),(d) GS Mortgage-Backed Securities Trust 3.000 08/26/52 9,078
235,512 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.130 03/25/35 216
1,081,494 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/47 955
1,053,985 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 911
218,168 (a),(d) JP Morgan Mortgage Trust 4.000 01/25/49 199
25,610,282 (a),(d) JP Morgan Mortgage Trust 0.126 06/25/51 135
44,820,009 (a),(d) JP Morgan Mortgage Trust 0.111 11/25/51 237
5,157,537 (a),(d) JP Morgan Mortgage Trust 2.500 11/25/51 4,139
44,449,659 (a),(d) JP Morgan Mortgage Trust 0.120 12/25/51 248
6,282,325 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 5,042

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,437,902 (a),(d) JP Morgan Mortgage Trust 2.500% 01/25/52 $ 6,771
10,067,120 (a),(d) JP Morgan Mortgage Trust 0.500 04/25/52 279
8,797,008 (a),(d) JP Morgan Mortgage Trust 3.345 04/25/52 7,181
5,629,137 (a),(d) JP Morgan Mortgage Trust 3.345 04/25/52 4,521
10,859,129 (a),(d) JP Morgan Mortgage Trust 2.500 06/25/52 8,714
90,100,421 (d) JP Morgan Mortgage Trust 0.224 07/25/52 882
13,738,938 (a),(d) JP Morgan Mortgage Trust 2.500 07/25/52 11,025
23,390,864 (a),(d) JP Morgan Mortgage Trust 3.250 07/25/52 20,054
18,450,473 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 15,432
10,047,664 (a),(d) JP Morgan Mortgage Trust 3.000 10/25/52 8,404
6,066,156 (a),(d) JP Morgan Mortgage Trust 3.000 11/25/52 5,074
4,121,440 (a),(d) JP Morgan Mortgage Trust 5.000 06/25/53 3,944
4,126,076 (a),(d) JP Morgan Mortgage Trust 5.500 06/25/53 4,011
2,795,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,707
7,850,651 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 6,300
1,939,936 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,694
5,349,765 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,293
962,575 (a),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 892
980,000 (a),(d) New Residential Mortgage Loan Trust 2.986 09/25/59 819
1,825,000 (a),(d) NLT Trust 2.569 08/25/56 1,228
5,582,283 (a),(d) OBX 3.000 01/25/52 4,669
14,458,753 (a),(d) RCKT Mortgage Trust 2.500 02/25/52 11,603
906,660 (a),(d) RCKT Mortgage Trust 4.000 06/25/52 811
279,491 (a),(d) Sequoia Mortgage Trust 4.000 06/25/49 259
1,293,682 (a),(d) Sequoia Mortgage Trust 3.500 12/25/49 1,140
5,785,659 (a),(d) Sequoia Mortgage Trust 2.500 06/25/51 4,643
1,284,796 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6.837 10/25/41 1,275
13,820,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7.737 02/25/42 14,009
3,480,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10.087 02/25/42 3,609
16,690,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8.237 04/25/42 17,170
5,220,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 5,546
25,280,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8.687 05/25/42 26,340
31,100,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9.837 06/25/42 33,551
20,340,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9.337 07/25/42 21,368
15,170,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9.037 09/25/42 15,986
140,861 (a),(d) STACR 3.787 02/25/48 132
29,416 (a),(d) STACR 3.842 05/25/48 28
3,600,000 (a),(d) STACR 30 D AVG SOFR + 4.800% 10.137 10/25/50 4,037
2,070,000 (a),(d) Verus Securitization Trust 3.207 11/25/59 1,883
1,010,108 (d) Verus Securitization Trust 1.733 05/25/65 939
4,578,552 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,829
5,340,478 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.314 08/25/51 4,360
6,324,792 (a),(d) Woodward Capital Management 3.000 05/25/52 5,290
TOTAL MORTGAGE BACKED 2,436,113
MUNICIPAL BONDS - 2.9%
2,975,000 Chicago Housing Authority 3.682 01/01/25 2,929
245,000 City & County of San Francisco CA Community
Facilities District
3.264 09/01/25 238
1,000,000 City & County of San Francisco CA Community
Facilities District
4.038 09/01/34 923
845,000 City & County of San Francisco CA Community
Facilities District
3.750 09/01/37 741
2,000,000 City & County of San Francisco CA Community
Facilities District
4.000 09/01/48 1,649
3,995,000 City of Los Angeles CA Wastewater System Revenue 4.029 06/01/39 3,616
4,940,000 City of New York NY 3.200 12/01/26 4,764
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4.353 07/01/25 1,551
4,055,000 Commonwealth Financing Authority 3.864 06/01/38 3,700
19,355,000 Commonwealth Financing Authority 3.807 06/01/41 17,014
3,500,000 County of Miami-Dade FL Aviation Revenue 2.504 10/01/24 3,432
4,365,000 County of Miami-Dade FL Aviation Revenue 2.604 10/01/25 4,200
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,375,000 County of Miami-Dade FL Aviation Revenue 3.505% 10/01/25 $ 2,320
2,500,000 County of Miami-Dade FL Aviation Revenue 2.704 10/01/26 2,374
3,940,000 County of Miami-Dade FL Aviation Revenue 3.049 10/01/26 3,777
3,750,000 County of Miami-Dade FL Aviation Revenue 3.612 10/01/26 3,648
4,700,000 County of Miami-Dade FL Aviation Revenue 2.529 10/01/30 4,120
3,730,000 County of Miami-Dade FL Aviation Revenue 3.732 10/01/37 3,226
3,900,000 County of Miami-Dade FL Aviation Revenue 3.982 10/01/41 3,288
9,160,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 8,335
2,000,000 Duke University 3.199 10/01/38 1,668
5,080,000 Illinois Finance Authority 3.944 08/15/47 4,179
4,805,000 Los Angeles County Redevelopment Refunding
Authority Redev Agency Successor Agy
3.375 09/01/35 4,119
1,000,000 New York City Housing Development Corp 3.650 05/01/24 995
5,680,000 New York State Dormitory Authority 3.998 07/01/39 5,141
10,605,000 New York State Dormitory Authority 4.294 07/01/44 9,605
6,000,000 New York State Dormitory Authority 3.879 07/01/46 5,021
5,000,000 New York State Thruway Authority 2.256 01/01/25 4,869
6,460,000 New York State Thruway Authority 2.406 01/01/26 6,201
4,750,000 New York State Thruway Authority 2.500 01/01/27 4,505
1,500,000 Port of Corpus Christi Authority of Nueces County 3.387 12/01/24 1,477
1,000,000 Port of Corpus Christi Authority of Nueces County 3.487 12/01/25 976
1,910,000 Public Finance Authority 4.269 07/01/40 1,710
6,360,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 5,722
13,060,000 State of California 4.600 04/01/38 12,615
10,500,000 State of Illinois 3.150 06/15/26 10,093
12,500,000 State of Illinois 3.250 06/15/27 11,925
27,150,000 State of Illinois 5.100 06/01/33 26,890
9,700,000 State of Oregon Department of Administrative
Services
4.103 05/01/39 8,766
9,900,000 State of Wisconsin 3.154 05/01/27 9,531
25,860,000 University of California 3.063 07/01/25 25,242
17,045,000 University of California 3.931 05/15/45 15,600
21,000,000 University of Chicago 4.151 10/01/45 16,902
7,620,000 University of Massachusetts Building Authority 3.097 11/01/35 6,496
13,000,000 University of Massachusetts Building Authority 3.434 11/01/40 10,833
20,000,000 University of New Mexico 3.532 06/20/32 19,147
2,160,000 Virginia Port Authority 4.228 07/01/36 2,023
390,000 Washington Convention & Sports Authority 3.969 10/01/30 376
TOTAL MUNICIPAL BONDS 308,472
U.S. TREASURY SECURITIES - 19.9%
4,500,000 United States Treasury Bond 4.750 02/15/37 4,924
22,750,000 United States Treasury Bond 3.500 02/15/39 21,546
12,050,000 United States Treasury Bond 3.875 08/15/40 11,745
20,935,000 United States Treasury Bond 4.375 05/15/41 21,579
6,000,000 United States Treasury Bond 2.750 11/15/42 4,852
35,680,000 United States Treasury Bond 3.000 05/15/45 29,436
41,710,000 United States Treasury Bond 2.875 08/15/45 33,632
52,140,000 United States Treasury Bond 2.500 05/15/46 39,038
1,075,000 United States Treasury Bond 3.000 05/15/47 878
30,710,000 United States Treasury Bond 2.750 11/15/47 23,903
6,155,000 United States Treasury Bond 3.125 05/15/48 5,128
51,995,000 United States Treasury Bond 3.000 08/15/48 42,323
20,120,000 United States Treasury Bond 3.375 11/15/48 17,531
78,890,000 United States Treasury Note 3.875 03/31/25 78,197
15,640,000 United States Treasury Note 5.000 09/30/25 15,799
2,205,000 United States Treasury Note 0.250 10/31/25 2,048
10,000,000 United States Treasury Note 4.875 11/30/25 10,104
177,485,000 United States Treasury Note 4.000 02/15/26 176,674
2,765,000 United States Treasury Note 4.625 03/15/26 2,789
34,165,000 United States Treasury Note 4.500 07/15/26 34,483
2,950,000 United States Treasury Note 4.625 09/15/26 2,991
700,000 United States Treasury Note 4.625 10/15/26 710

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 30,850,000 United States Treasury Note 0.500% 10/31/27 $ 27,120
255,364,000 United States Treasury Note 3.500 04/30/28 251,304
1,250,000 United States Treasury Note 1.250 09/30/28 1,108
351,163,000 United States Treasury Note 4.375 11/30/28 359,339
116,445,000 United States Treasury Note 3.500 04/30/30 113,811
2,312,500 United States Treasury Note 4.000 07/31/30 2,325
5,650,000 United States Treasury Note 4.375 11/30/30 5,810
184,286,000 United States Treasury Note 4.500 11/15/33 193,471
10,000,000 United States Treasury Note 1.125 08/15/40 6,383
85,325,800 United States Treasury Note 2.375 02/15/42 65,468
26,721,000 United States Treasury Note 3.250 05/15/42 23,443
91,758,000 United States Treasury Note 3.375 08/15/42 81,819
54,100,000 United States Treasury Note 3.875 02/15/43 51,581
49,620,000 United States Treasury Note 3.875 05/15/43 47,302
9,560,000 United States Treasury Note 4.375 08/15/43 9,759
9,935,000 (e) United States Treasury Note 4.750 11/15/43 10,657
256,002,000 United States Treasury Note 2.250 02/15/52 177,460
44,786,000 United States Treasury Note 3.625 02/15/53 41,357
91,958,000 United States Treasury Note 4.125 08/15/53 92,949
TOTAL U.S. TREASURY SECURITIES 2,142,776
TOTAL GOVERNMENT BONDS 5,304,713
(Cost $5,592,025)
STRUCTURED ASSETS - 16.0%
ASSET BACKED - 5.8%
1,000,000 (d) Affirm Asset Securitization Trust 6.820 09/15/28 1,015
Series - 2023 B (Class A)
5,000,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8.162 07/21/35 5,019
Series - 2022 19A (Class B1)
7,100,000 (a),(d) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7.314 01/17/35 7,099
Series - 2021 16A (Class B)
7,500,000 (a),(d) AIMCO CLO Series SOFR 3 M + 1.762% 7.177 04/20/34 7,423
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 3,975
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 5,853
Series - 2020 3 (Class D)
3,499,000 (d) AMSR Trust 3.148 01/19/39 3,245
Series - 2019 SFR1 (Class C)
3,347,000 (d) AMSR Trust 3.247 01/19/39 3,095
Series - 2019 SFR1 (Class D)
74,236 (d) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 0^
Series - 2005 WMC1 (Class N1)
9,500,000 (d) Avis Budget Rental Car Funding AESOP LLC 1.380 08/20/27 8,640
Series - 2021 1A (Class A)
4,400,000 (d) BHG Securitization Trust 1.670 10/17/34 4,012
Series - 2021 B (Class B)
1,574,448 (d) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 1,503
Series - 2019 A (Class A)
EUR 727,723 (a),(d) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6.432 05/22/31 716
Series - 2021 1A (Class D)
1,500,000 (a),(d) BX Trust SOFR 1 M + 3.339% 8.701 05/15/38 1,506
Series - 2023 DELC (Class B)
12,171,071 (d) Capital Automotive REIT 2.690 02/15/50 11,689
Series - 2020 1A (Class A1)
5,692,387 (d) Capital Automotive REIT 1.440 08/15/51 5,069
Series - 2021 1A (Class A1)
4,209,731 (d) Capital Automotive REIT 1.920 08/15/51 3,718
Series - 2021 1A (Class A3)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,750,000 (d) Cars Net Lease Mortgage Notes Series 2.010% 12/15/50 $ 8,315
Series - 2020 1A (Class A1)
4,399,567 Carvana Auto Receivables Trust 0.970 03/10/28 4,170
Series - 2021 N2 (Class A2)
203,008 Carvana Auto Receivables Trust 1.270 03/10/28 190
Series - 2021 N2 (Class D)
EUR 595,590 (a),(d) Cassia SRL EURIBOR 3 M + 3.500% 7.462 05/22/34 615
Series - 2022 1A (Class B)
4,150,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1.000 07/17/34 4,140
Series - 2020 1A (Class B1R)
433,374 (a) C-BASS Trust SOFR 1 M + 0.274% 3.400 07/25/36 415
Series - 2006 CB6 (Class A1)
17,179,533 (d) CF Hippolyta LLC 1.690 07/15/60 15,877
Series - 2020 1 (Class A1)
5,033,209 (d) CF Hippolyta LLC 1.990 07/15/60 4,289
Series - 2020 1 (Class A2)
2,941,208 (d) CF Hippolyta LLC 2.280 07/15/60 2,691
Series - 2020 1 (Class B1)
18,848,951 (d) CF Hippolyta LLC 1.530 03/15/61 16,847
Series - 2021 1A (Class A1)
4,476,626 (d) CF Hippolyta LLC 1.980 03/15/61 3,797
Series - 2021 1A (Class B1)
428,194 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5.700 02/26/35 397
Series - 2004 2 (Class 1M2)
1,231,030 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.482% 6.897 07/20/30 1,233
Series - 2017 3A (Class A1)
2,000,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.862% 7.264 11/16/30 2,004
Series - 2017 5A (Class A2)
5,500,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 3.000% 8.412 10/22/35 5,558
Series - 2022 7A (Class B1)
27,096 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 27
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust SOFR 1 M + 0.884% 6.249 05/14/29 6,547
Series - 2017 A6 (Class A6)
2,000,000 (a) COMM Mortgage Trust 3.926 03/10/48 1,861
Series - 2015 CR22 (Class B)
7,880,225 (d) DB Master Finance LLC 4.021 05/20/49 7,586
Series - 2019 1A (Class A2II)
36,750,000 (d) DB Master Finance LLC 2.045 11/20/51 33,397
Series - 2021 1A (Class A2I)
29,008,000 (d) DB Master Finance LLC 2.493 11/20/51 25,799
Series - 2021 1A (Class A2II)
276,220 (d) Diamond Resorts Owner Trust 2.700 11/21/33 255
Series - 2021 1A (Class C)
27,860,625 (d) Domino's Pizza Master Issuer LLC 2.662 04/25/51 24,629
Series - 2021 1A (Class A2I)
3,800,000 (a),(d) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7.257 07/18/30 3,803
Series - 2017 49A (Class BR)
1,713,025 (d) DT Auto Owner Trust 0.840 10/15/26 1,692
Series - 2021 1A (Class C)
665,343 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.570 05/25/37 658
Series - 2007 2 (Class A2C)
1,389,299 (d) FCI Funding LLC 1.130 04/15/33 1,370
Series - 2021 1A (Class A)
4,631,194 (d) FNA VI LLC 1.350 01/10/32 4,226
Series - 2021 1A (Class A)
706,777 (a),(d) GoldenTree Loan Opportunities IX Ltd SOFR 3 M + 1.372% 6.762 10/29/29 708
Series - 2014 9A (Class AR2)
999,951 (a),(d) Gracie Point International Fun 7.174 09/01/26 997
Series - 2023 1A (Class A)
22,014,934 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 2.750% 8.091 07/01/24 22,086
Series - 2022 2A (Class A)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,925,000 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8.691% 07/01/24 $ 6,959
Series - 2022 2A (Class B)
4,000,000 (d) GSCG Trust 2.936 09/06/34 2,868
Series - 2019 600C (Class A)
217,897 (d) HERO Funding Trust 3.280 09/20/48 192
Series - 2017 2A (Class A1)
435,794 (d) HERO Funding Trust 4.070 09/20/48 394
Series - 2017 2A (Class A2)
24,000,000 (d) Hertz Vehicle Financing LLC 1.210 12/26/25 23,167
Series - 2021 1A (Class A)
2,329,137 (d) Hilton Grand Vacations Trust 2.340 07/25/33 2,217
Series - 2019 AA (Class A)
317,857 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 302
Series - 2003 1 (Class M1)
1,499,931 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6.726 01/17/38 1,496
Series - 2018 SFR4 (Class B)
2,385,396 (d) JG Wentworth XXII LLC 3.820 12/15/48 2,376
Series - 2010 3A (Class A)
5,000,000 (a),(d) KKR Clo 32 Ltd SOFR 3 M + 2.012% 7.405 01/15/32 4,990
Series - 2020 32A (Class B)
3,500,000 (a),(d) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8.295 07/18/35 3,523
Series - 2022 55A (Class B1)
5,500,000 (a),(d) Madison Park Funding XXI Ltd SOFR 3 M + 1.912% 7.305 10/15/32 5,501
Series - 2016 21A (Class A2RR)
530,000 (a),(d) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7.141 11/15/28 530
Series - 2016 18A (Class BR)
3,500,000 (a),(d) Massachusetts St SOFR 3 M + 1.912% 7.305 01/15/35 3,509
Series - 2021 3A (Class B)
2,815,291 (d) MVW LLC 1.140 01/22/41 2,586
Series - 2021 1WA (Class A)
1,004,476 (d) MVW Owner Trust 3.450 01/21/36 989
Series - 2018 1A (Class A)
1,120,069 (d) MVW Owner Trust 2.890 11/20/36 1,079
Series - 2019 1A (Class A)
3,781,147 (d) MVW Owner Trust 2.220 10/20/38 3,590
Series - 2019 2A (Class A)
2,321,463 (d) Navient Private Education Refi Loan Trust 1.310 01/15/69 2,125
Series - 2020 HA (Class A)
4,507,536 (d) Navient Private Education Refi Loan Trust 0.840 05/15/69 3,971
Series - 2021 A (Class A)
2,013,340 (d) Navient Student Loan Trust 3.390 12/15/59 1,924
Series - 2019 BA (Class A2A)
960,912 (a),(d) Navient Student Loan Trust LIBOR 1 M + 1.094% 6.456 12/15/59 952
Series - 2019 BA (Class A2B)
10,000,000 (a),(d) Neuberger Berman CLO Ltd SOFR 3 M + 1.800% 7.178 04/25/36 9,939
Series - 2022 48A (Class B)
8,600,000 (a),(d) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7.227 04/20/31 8,563
Series - 2019 31A (Class BR)
1,000,000 (a),(d) Neuberger Berman Loan Advisers Clo 43 Ltd SOFR 3 M + 1.862% 7.264 07/17/35 998
Series - 2021 43A (Class B)
6,650,000 (a),(d) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7.307 01/18/36 6,666
Series - 2021 10A (Class B)
2,250,000 (a),(d) OHA Credit Funding 6 Ltd SOFR 3 M + 1.912% 7.327 07/20/34 2,256
Series - 2020 6A (Class BR)
10,015,000 (d) OneMain Financial Issuance Trust 4.890 10/14/34 9,887
Series - 2022 2A (Class A)
17,350,000 (d) OneMain Financial Issuance Trust 1.750 09/14/35 15,985
Series - 2020 2A (Class A)
21,646,000 (a),(d) OneMain Financial Issuance Trust 30 D AVG SOFR + 0.760% 6.099 06/16/36 21,211
Series - 2021 1A (Class A2)
2,547,981 (d) Oportun Funding XIV LLC 1.210 03/08/28 2,432
Series - 2021 A (Class A)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 274,405 (d) Orange Lake Timeshare Trust 3.100% 11/08/30 $ 267
Series - 2018 A (Class A)
8,000,000 (a),(d) Palmer Square CLO Ltd SOFR 3 M + 1.800% 7.216 04/20/35 7,979
Series - 2022 1A (Class B)
9,861,000 (d) PFS Financing Corp 0.970 02/15/26 9,803
Series - 2020 G (Class A)
1,961,538 (a),(d) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8.871 08/25/25 1,964
Series - 2018 GT2 (Class A)
1,450,000 (d) Progress Residential Trust 2.711 11/17/40 1,221
Series - 2021 SFR9 (Class D)
1,000,000 (d) Purchasing Power Funding LLC 4.370 10/15/25 985
Series - 2021 A (Class D)
5,880,632 Santander Drive Auto Receivables Trust 2.220 09/15/26 5,810
Series - 2020 2 (Class D)
2,666,650 Santander Drive Auto Receivables Trust 1.480 01/15/27 2,608
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1.670 10/15/27 32,146
Series - 2021 4 (Class D)
20,133,750 (d) SERVPRO Master Issuer LLC 2.394 04/25/51 17,295
Series - 2021 1A (Class A2)
883,334 (d) Sierra Timeshare Receivables Funding LLC 3.200 01/20/36 876
Series - 2019 1A (Class A)
1,363,434 (d) Sierra Timeshare Receivables Funding LLC 2.590 05/20/36 1,338
Series - 2019 2A (Class A)
807,037 (d) Sierra Timeshare Receivables Funding LLC 2.340 08/20/36 773
Series - 2019 3A (Class A)
1,051,787 (d) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 991
Series - 2021 1A (Class A)
1,140,421 (d) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 1,075
Series - 2021 1A (Class B)
632,254 (d) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 595
Series - 2021 1A (Class C)
1,324,273 (d) SMB Private Education Loan Trust 2.430 02/17/32 1,291
Series - 2016 B (Class A2A)
2,576,679 (d) SMB Private Education Loan Trust 2.880 09/15/34 2,503
Series - 2017 A (Class A2A)
3,507,405 (d) SMB Private Education Loan Trust 2.820 10/15/35 3,379
Series - 2017 B (Class A2A)
1,690,606 (d) SMB Private Education Loan Trust 3.500 02/15/36 1,633
Series - 2018 A (Class A2A)
1,760,716 (d) SoFi Professional Loan Program LLC 2.840 01/25/41 1,708
Series - 2017 F (Class A2FX)
3,001,319 (d) SoFi Professional Loan Program LLC 2.950 02/25/42 2,922
Series - 2018 A (Class A2B)
1,450,415 (d) SoFi Professional Loan Program LLC 3.690 06/15/48 1,404
Series - 2019 A (Class A2FX)
3,285,281 (d) SpringCastle America Funding LLC 1.970 09/25/37 3,030
Series - 2020 AA (Class A)
9,021,000 (d) SpringCastle America Funding LLC 2.660 09/25/37 8,110
Series - 2020 AA (Class B)
6,475,000 (d) Stack Infrastructure Issuer LLC 1.893 08/25/45 5,994
Series - 2020 1A (Class A2)
5,875,000 (d) Stack Infrastructure Issuer LLC 1.877 03/26/46 5,354
Series - 2021 1A (Class A2)
243,227 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.370 09/25/34 230
Series - 2004 8 (Class M1)
1,781,250 (d) Taco Bell Funding LLC 4.970 05/25/46 1,754
Series - 2016 1A (Class A23)
26,399,775 (d) Taco Bell Funding LLC 1.946 08/25/51 23,660
Series - 2021 1A (Class A2I)
16,122,825 (d) Taco Bell Funding LLC 2.294 08/25/51 13,835
Series - 2021 1A (Class A2II)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,050,000 (d) Tesla Auto Lease Trust 6.570% 08/20/27 $ 1,068
Series - 2023 B (Class B)
7,000,000 (a),(d) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7.377 10/20/34 6,992
Series - 2017 8A (Class A2R)
1,275,000 (d) Tricon American Homes Trust 2.049 07/17/38 1,163
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0.770 04/21/25 437
Series - 2020 C (Class C)
18,558,009 (d) Wendy's Funding LLC 2.370 06/15/51 16,001
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 621,127
OTHER MORTGAGE BACKED - 10.2%
1,600,000 (a),(d) 20 Times Square Trust 3.100 05/15/35 1,419
Series - 2018 20TS (Class B)
12,000,000 (a),(d) 20 TSQ GROUNDCO LLC 3.100 05/15/35 9,501
Series - 2018 20TS (Class E)
1,234,074 (a),(d) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6.303 12/18/37 1,235
Series - 2021 FL4 (Class A)
1,082,441 (a),(d) Agate Bay Mortgage Trust 3.500 09/25/45 959
Series - 2015 6 (Class A9)
GBP 599,776 (a) Agora Securities UK 2021 DAC SONIA Interest Rate Benchmark
+ 1.900%
7.120 07/22/31 716
Series - 2021 1X (Class C)
5,000,000 (a),(d) Alen Mortgage Trust SOFR 1 M + 2.364% 7.726 04/15/34 3,726
Series - 2021 ACEN (Class C)
GBP 420,888 (a),(d) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7.120 07/22/31 467
Series - 2021 1A (Class D)
1,067,340 (a) BANK 3.950 11/15/50 892
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK 4.094 11/15/50 1,615
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3.093 10/17/52 843
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3.203 12/15/52 3,277
Series - 2019 BN23 (Class AS)
1,000,000 (a) BANK 3.851 07/15/60 837
Series - 2017 BNK6 (Class C)
1,652,502 BANK 2.758 09/15/62 1,431
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK 3.283 11/15/62 6,960
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK 3.517 11/15/62 859
Series - 2019 BN24 (Class C)
1,250,000 (a),(d) BBCMS Mortgage Trust 4.267 08/05/38 850
Series - 2018 CHRS (Class E)
3,256,432 BBCMS Mortgage Trust 3.488 02/15/50 3,170
Series - 2017 C1 (Class ASB)
4,700,000 (a) BBCMS Mortgage Trust 6.383 07/15/56 4,878
Series - 2023 C20 (Class A2)
4,600,000 (a),(d) Benchmark Mortgage Trust 2.791 09/15/48 3,678
Series - 2020 IG2 (Class AM)
2,740,000 (a),(d) Benchmark Mortgage Trust 3.133 09/15/48 2,162
Series - 2020 IG3 (Class AS)
2,500,000 (a),(d) Benchmark Mortgage Trust 3.536 09/15/48 2,208
Series - 2020 IG3 (Class BXA)
3,000,000 (a) Benchmark Mortgage Trust 4.286 02/15/51 2,334
Series - 2018 B2 (Class C)
3,452,143 Benchmark Mortgage Trust 4.016 03/15/52 3,229
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3.784 05/15/52 2,515
Series - 2019 B11 (Class AS)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 830,000 Benchmark Mortgage Trust 4.241% 05/15/53 $ 791
Series - 2018 B7 (Class A3)
5,921,744 (a) Benchmark Mortgage Trust 4.510 05/15/53 5,697
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2.355 07/15/54 681
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 7,278
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust 2.429 08/15/54 2,472
Series - 2021 B28 (Class AS)
9,500,000 BMARK AS 2.612 09/15/54 7,553
Series - 2021 B29 (Class AS)
2,360,000 (d) BWAY Mortgage Trust 3.402 02/10/44 1,802
Series - 2022 26BW (Class A)
5,000,000 (a),(d) BX Commercial Mortgage Trust SOFR 1 M + 1.035% 6.397 12/15/38 4,901
Series - 2021 CIP (Class A)
7,500,000 (a),(d) BX Commercial Mortgage Trust SOFR 1 M + 1.385% 6.747 12/15/38 7,351
Series - 2021 CIP (Class B)
1,107,210 (a),(d) BX TRUST SOFR 1 M + 2.949% 8.311 08/15/39 1,108
Series - 2022 PSB (Class B)
1,325,000 (d) BXP Trust 3.459 08/13/37 1,211
Series - 2017 CC (Class A)
5,000,000 (d) BXP Trust 2.618 01/15/44 3,929
Series - 2021 601L (Class A)
10,000,000 (a),(d) BXP Trust 2.775 01/15/44 6,922
Series - 2021 601L (Class C)
5,500,000 (a),(d) BXP Trust 2.775 01/15/44 3,420
Series - 2021 601L (Class D)
2,862,608 CD Mortgage Trust 2.622 08/10/49 2,756
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2.926 08/10/49 8,099
Series - 2016 CD1 (Class AM)
5,750,000 (a) CD Mortgage Trust 3.879 11/10/49 4,741
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 3.978 11/10/49 761
Series - 2016 CD2 (Class C)
597,495 CD Mortgage Trust 3.453 02/10/50 582
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust 4.538 02/10/50 218
Series - 2017 CD3 (Class C)
3,582,582 CD Mortgage Trust 3.220 08/15/50 3,461
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2.812 08/15/57 3,234
Series - 2019 CD8 (Class ASB)
874,343 CFCRE Commercial Mortgage Trust 3.121 05/10/58 841
Series - 2016 C4 (Class AHR)
299,753 (a) CHL Mortgage Pass-Through Trust 5.003 02/20/35 299
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(d) Citigroup Commercial Mortgage Trust 3.518 05/10/35 2,317
Series - 2013 375P (Class B)
332,208 Citigroup Commercial Mortgage Trust 4.023 03/11/47 332
Series - 2014 GC19 (Class A4)
2,350,000 Citigroup Commercial Mortgage Trust 4.017 10/10/47 2,284
Series - 2014 GC25 (Class AS)
1,700,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 1,606
Series - 2015 GC29 (Class B)
3,000,000 (a) Citigroup Commercial Mortgage Trust 4.138 04/10/48 2,768
Series - 2015 GC29 (Class C)
4,070,331 Citigroup Commercial Mortgage Trust 3.243 08/15/50 3,928
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3.764 10/12/50 6,069
Series - 2017 C4 (Class AS)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 Citigroup Commercial Mortgage Trust 3.778% 09/10/58 $ 1,913
Series - 2015 GC33 (Class A4)
5,000,000 (d) COMM Mortgage Trust 3.244 10/10/29 4,458
Series - 2017 PANW (Class A)
3,000,000 (d) COMM Mortgage Trust 3.376 01/10/39 2,476
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust 2.853 10/15/45 113
Series - 2012 CR4 (Class A3)
3,912,906 (a),(d) COMM Mortgage Trust 3.599 06/10/46 3,634
Series - 2013 CR8 (Class B)
3,000,000 COMM Mortgage Trust 4.199 03/10/47 2,986
Series - 2014 UBS2 (Class AM)
750,000 COMM Mortgage Trust 4.174 05/10/47 712
Series - 2014 CR17 (Class AM)
2,500,000 (a),(d) COMM Mortgage Trust 4.767 06/10/47 1,316
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3.917 10/10/47 5,153
Series - 2014 LC17 (Class A5)
5,205,000 (a) COMM Mortgage Trust 4.188 10/10/47 5,063
Series - 2014 LC17 (Class AM)
2,288,546 (a) COMM Mortgage Trust 4.490 10/10/47 2,203
Series - 2014 LC17 (Class B)
2,825,979 (a) COMM Mortgage Trust 3.829 02/10/48 2,640
Series - 2015 LC19 (Class B)
1,000,000 (d) COMM Mortgage Trust 3.000 03/10/48 690
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3.309 03/10/48 1,402
Series - 2015 CR22 (Class A5)
3,382,775 (a) COMM Mortgage Trust 3.603 03/10/48 3,239
Series - 2015 CR22 (Class AM)
2,696,000 (a) COMM Mortgage Trust 4.067 03/10/48 2,432
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust 3.801 05/10/48 7,097
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust 4.183 05/10/48 4,276
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust 4.287 05/10/48 2,294
Series - 2015 CR23 (Class C)
1,259,194 COMM Mortgage Trust 3.421 07/10/48 1,242
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust 3.463 08/10/48 3,244
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3.696 08/10/48 2,467
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust 4.028 08/10/48 4,773
Series - 2015 CR24 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4.347 08/10/48 1,876
Series - 2015 CR24 (Class B)
1,467,000 (a) COMM Mortgage Trust 4.347 08/10/48 1,312
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3.612 10/10/48 1,305
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3.630 10/10/48 3,095
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust 3.774 10/10/48 2,002
Series - 2015 LC23 (Class A4)
1,875,000 (a) COMM Mortgage Trust 4.465 10/10/48 1,767
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust 4.546 10/10/48 4,409
Series - 2015 LC23 (Class C)
979,264 COMM Mortgage Trust 3.651 02/10/49 949
Series - 2016 CR28 (Class AHR)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,650,000 (a) COMM Mortgage Trust 4.605% 02/10/49 $ 4,326
Series - 2016 CR28 (Class B)
4,600,000 (a) COMM Mortgage Trust 4.340 05/10/51 4,065
Series - 2018 COR3 (Class AM)
1,550,000 COMM Mortgage Trust 3.263 08/15/57 1,338
Series - 2019 GC44 (Class AM)
2,000,000 (a) COMM Mortgage Trust 3.522 08/15/57 1,489
Series - 2019 GC44 (Class C)
2,006,400 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6.349 03/25/42 2,204
Series - 2022 R03 (Class 1B1)
18,955,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.837 03/25/42 19,841
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.337 04/25/42 6,084
Series - 2022 R05 (Class 2M2)
30,200,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.187 05/25/42 31,805
Series - 2022 R06 (Class 1M2)
9,505,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8.937 07/25/42 9,981
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.087 09/25/42 13,971
Series - 2022 R09 (Class 2M2)
870,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12.087 09/25/42 955
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.087 12/25/42 16,984
Series - 2023 R01 (Class 1M2)
7,400,000 (a),(d) Credit Suisse Commercial Mortgage Trust 3.728 11/10/32 5,399
Series - 2017 CALI (Class B)
1,905,260 (a),(d) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 7.009 05/15/36 1,900
Series - 2019 ICE4 (Class D)
7,725,777 (a),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 6,372
Series - 2021 NQM8 (Class A3)
4,270,400 (a),(d) CSMC Series 3.388 10/25/59 3,881
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4.466 10/15/51 8,729
Series - 2018 C1 (Class A4)
5,451,839 DBJPM Mortgage Trust 2.756 08/10/49 5,260
Series - 2016 C3 (Class ASB)
6,883,959 DBJPM Mortgage Trust 3.121 06/10/50 6,626
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2.340 08/15/53 4,174
Series - 2020 C9 (Class AM)
17,410,000 (d) DBUBS Mortgage Trust 3.452 10/10/34 15,988
Series - 2017 BRBK (Class A)
15,500,000 (a),(d) DBUBS Mortgage Trust 3.530 10/10/34 13,750
Series - 2017 BRBK (Class B)
4,994,187 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.235% 6.597 11/15/38 4,900
Series - 2021 ELP (Class B)
6,991,862 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6.796 11/15/38 6,844
Series - 2021 ELP (Class C)
4,664,571 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.595 11/15/38 4,534
Series - 2021 ELP (Class E)
4,999,900 (a),(d) EQUS Mortgage Trust SOFR 1 M + 0.869% 6.231 10/15/38 4,905
Series - 2021 EQAZ (Class A)
108,874 (a),(d) Flagstar Mortgage Trust 4.000 09/25/48 102
Series - 2018 5 (Class A11)
3,132,480 (a),(d) Flagstar Mortgage Trust 2.500 04/25/51 2,514
Series - 2021 2 (Class A4)
8,932,057 (a),(d) Flagstar Mortgage Trust 2.500 06/01/51 7,168
Series - 2021 4 (Class A21)
756,413 Ford Credit Auto Owner Trust 5.140 03/15/26 755
Series - 2023 A (Class A2A)
756,413 (a) Ford Credit Auto Owner Trust 30 D AVG SOFR + 0.720% 6.058 03/15/26 758
Series - 2023 A (Class A2B)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 889,021 (a),(d) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8.120% 11/20/33 $ 1,035
Series - 2021 1A (Class GBD)
$ 5,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 1.364% 6.726 11/15/36 4,862
Series - 2021 ARDN (Class A)
3,600,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.826 11/15/36 3,379
Series - 2021 ARDN (Class E)
1,130,000 (a),(d) GS Mortgage Securities Corp II 3.475 09/10/37 1,015
Series - 2017 375H (Class A)
2,500,000 (a),(d) GS Mortgage Securities Corp II 3.483 09/10/37 2,152
Series - 2017 375H (Class B)
1,350,000 (a) GS Mortgage Securities Corp II 3.777 05/10/50 1,281
Series - 2015 GC30 (Class AS)
5,235,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 1.897% 7.259 07/15/31 2,408
Series - 2018 TWR (Class D)
1,500,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7.526 11/15/36 1,443
Series - 2021 ARDN (Class C)
3,000,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8.226 11/15/36 2,827
Series - 2021 ARDN (Class D)
2,000,000 (a),(d) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7.109 07/15/31 1,250
Series - 2018 TWR (Class C)
289,750 GS Mortgage Securities Trust 3.206 02/10/48 286
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3.396 02/10/48 2,753
Series - 2015 GC28 (Class A5)
7,400,000 (a) GS Mortgage Securities Trust 4.018 07/10/48 7,075
Series - 2015 GC32 (Class AS)
1,200,994 GS Mortgage Securities Trust 3.278 10/10/48 1,173
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3.143 10/10/49 1,819
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 3.952 11/10/49 1,238
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3.674 03/10/50 1,870
Series - 2017 GS5 (Class A4)
4,150,000 (a) GS Mortgage Securities Trust 3.826 03/10/50 3,727
Series - 2017 GS5 (Class AS)
7,825,805 GS Mortgage Securities Trust 3.230 05/10/50 7,572
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3.433 05/10/50 5,563
Series - 2017 GS6 (Class A3)
2,540,000 (a) GS Mortgage Securities Trust 4.024 05/10/50 2,264
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust 4.068 05/10/50 4,024
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,839
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust 4.323 11/10/50 4,079
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 2,785
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust 3.173 02/13/53 2,128
Series - 2020 GC45 (Class AS)
141,934 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 132
Series - 2019 PJ2 (Class A1)
370,760 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 343
Series - 2019 PJ2 (Class A4)
870,482 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 737
Series - 2020 PJ4 (Class A4)
36,874,101 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.269 03/27/51 395
Series - 2020 PJ5 (Class AX1)
1,260,386 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 1,072
Series - 2020 PJ5 (Class A4)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,916,612 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500% 05/25/51 $ 1,538
Series - 2020 PJ6 (Class A4)
90,678,264 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.148 08/25/51 617
Series - 2021 PJ3 (Class AX1)
12,163,574 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 9,761
Series - 2021 PJ5 (Class A4)
11,753,599 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 9,831
Series - 2022 PJ2 (Class A36)
4,239,392 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 3,546
Series - 2022 PJ4 (Class A36)
1,009,501 (a),(d) GS Mortgage-Backed Securities Trust 3.630 05/25/50 854
Series - 2020 PJ1 (Class B2)
2,363,062 (a),(d) GS Mortgage-Backed Securities Trust 2.500 07/25/51 1,896
Series - 2021 PJ2 (Class A4)
17,480,610 (a),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 14,061
Series - 2021 PJ6 (Class A4)
21,352,324 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 17,135
Series - 2021 PJ7 (Class A4)
9,890,837 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,937
Series - 2021 PJ8 (Class A4)
3,376,269 (a),(d) GS Mortgage-Backed Securities Trust 2.722 01/25/52 2,586
Series - 2021 PJ7 (Class B2)
10,470,244 (a),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 8,402
Series - 2021 PJ10 (Class A4)
4,643,548 (a),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 4,026
Series - 2022 PJ1 (Class A8)
3,007,785 (a),(d) GS Mortgage-Backed Securities Trust 2.832 05/28/52 2,347
Series - 2022 PJ1 (Class B2)
7,085,984 (a),(d) GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,927
Series - 2022 INV1 (Class A4)
9,328,553 (a),(d) GS Mortgage-Backed Securities Trust 3.000 09/25/52 7,802
Series - 2022 HP1 (Class A4)
6,918,282 (a),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 5,786
Series - 2022 PJ5 (Class A36)
5,590,878 (a),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 4,676
Series - 2022 PJ6 (Class A24)
8,149,350 (a),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 7,080
Series - 2023 PJ1 (Class A24)
1,465,001 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.090 08/19/45 1,339
Series - 2005 11 (Class 2A1A)
6,000,000 (d) Hudson Yards Mortgage Trust 2.835 08/10/38 5,582
Series - 2016 10HY (Class A)
7,250,000 (a),(d) Hudson Yards Mortgage Trust 2.977 08/10/38 6,590
Series - 2016 10HY (Class C)
2,500,000 (a),(d) Hudson Yards Mortgage Trust 2.977 08/10/38 2,302
Series - 2016 10HY (Class B)
4,750,000 (a),(d) Hudson Yards Mortgage Trust 2.943 12/10/41 3,728
Series - 2019 55HY (Class D)
2,750,000 (a),(d) Hudson Yards Mortgage Trust 2.943 12/10/41 2,025
Series - 2019 55HY (Class E)
2,487,300 (a),(d) Imperial Fund Mortgage Trust 2.051 10/25/55 2,255
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 889
Series - 2020 NQM1 (Class M1)
1,000,000 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
4.613 07/05/31 575
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.914 01/15/49 1,719
Series - 2015 JP1 (Class A5)
3,155,898 JP Morgan Chase Commercial Mortgage Securities
Corp
2.713 08/15/49 3,051
Series - 2016 JP2 (Class ASB)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,327,511 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379% 09/15/50 $ 4,208
Series - 2017 JP7 (Class A3)
3,155,000 (d) JP Morgan Chase Commercial Mortgage Securities
Trust
3.065 01/16/37 2,378
Series - 2020 NNN (Class BFX)
2,744,557 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.678 12/25/44 2,629
Series - 2015 1 (Class B1)
193,013 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/45 173
Series - 2015 3 (Class A19)
2,036,984 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/45 1,802
Series - 2015 6 (Class A13)
2,194,450 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/48 1,910
Series - 2018 3 (Class A13)
3,095,718 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 2,672
Series - 2018 5 (Class A13)
1,920,747 (a),(d) JP Morgan Mortgage Trust 3.684 10/26/48 1,870
Series - 2017 5 (Class A2)
650,670 (a),(d) JP Morgan Mortgage Trust 4.000 02/25/49 592
Series - 2018 9 (Class A13)
523,984 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 480
Series - 2019 1 (Class A15)
288,225 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 266
Series - 2019 1 (Class A3)
1,041,255 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6.420 10/25/49 1,009
Series - 2019 INV1 (Class A11)
6,564,330 (a),(d) JP Morgan Mortgage Trust 3.823 06/25/50 5,671
Series - 2020 1 (Class B2)
28,491,852 (a),(d) JP Morgan Mortgage Trust 0.139 07/25/51 189
Series - 2021 3 (Class AX1)
20,264,807 (a),(d) JP Morgan Mortgage Trust 0.131 08/25/51 126
Series - 2021 4 (Class AX1)
2,379,521 (a),(d) JP Morgan Mortgage Trust 2.881 08/25/51 1,847
Series - 2021 4 (Class B2)
38,719,111 (a),(d) JP Morgan Mortgage Trust 0.137 10/25/51 250
Series - 2021 6 (Class AX1)
7,236,842 (a),(d) JP Morgan Mortgage Trust 2.500 10/25/51 5,808
Series - 2021 6 (Class A15)
10,287,800 (a),(d) JP Morgan Mortgage Trust 0.400 12/25/51 222
Series - 2021 INV2 (Class AX4)
2,420,821 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,943
Series - 2021 10 (Class A15)
2,449,158 (a),(d) JP Morgan Mortgage Trust 2.500 02/25/52 1,965
Series - 2021 12 (Class A15)
3,786,337 (a),(d) JP Morgan Mortgage Trust 2.500 05/25/52 3,039
Series - 2021 14 (Class A15)
2,497,810 (a),(d) JP Morgan Mortgage Trust 2.927 05/25/52 2,014
Series - 2021 LTV2 (Class A3)
16,726,545 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 13,948
Series - 2022 2 (Class A25)
7,255,788 (a),(d) JP Morgan Mortgage Trust 3.000 09/25/52 6,051
Series - 2022 INV3 (Class A6)
11,947,775 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/52 10,379
Series - 2022 LTV2 (Class A6)
6,730,496 (a),(d) JP Morgan Mortgage Trust 3.000 12/25/52 5,629
Series - 2022 7 (Class 1A17)
2,321,532 (a),(d) JP Morgan Mortgage Trust 4.000 12/25/52 2,078
Series - 2022 7 (Class 2A6A)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3.997 08/15/47 4,916
Series - 2014 C21 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust 4.482 09/15/47 2,593
Series - 2014 C23 (Class B)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 JPMBB Commercial Mortgage Securities Trust 3.898% 02/15/48 $ 2,766
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3.611 05/15/48 2,464
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 2,395
Series - 2015 C29 (Class AS)
2,350,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 2,203
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,280
Series - 2015 C31 (Class AS)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust 4.622 08/15/48 8,277
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.622 08/15/48 2,304
Series - 2015 C31 (Class C)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust 4.702 03/17/49 1,636
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 2,331
Series - 2017 JP5 (Class A4)
801,708 JPMCC Commercial Mortgage Securities Trust 3.549 03/15/50 777
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.904 03/15/50 752
Series - 2017 JP5 (Class C)
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust 3.043 12/15/49 679
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3.694 03/15/50 2,814
Series - 2017 C5 (Class A5)
7,575,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 5,380
Series - 2020 COR7 (Class AS)
2,250,777 (d) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 2,094
Series - 2013 GCP (Class A1)
3,522,985 (d) Ladder Capital Commercial Mortgage Securities 3.357 07/12/50 3,406
Series - 2017 LC26 (Class ASB)
EUR 589,114 (a),(d) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 613
Series - 2021 1A (Class E)
EUR 599,877 (a),(d) Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 6.344 08/17/31 638
Series - 2021 1A (Class D)
7,250,000 (d) Liberty Street Trust 3.597 02/10/36 6,643
Series - 2016 225L (Class A)
4,000,000 (a),(d) MAD Mortgage Trust 3.188 08/15/34 3,597
Series - 2017 330M (Class A)
1,500,000 (a),(d) Manhattan West 2.335 09/10/39 1,320
Series - 2020 1MW (Class B)
480,182 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2.278 01/25/37 451
Series - 2006 WMC1 (Class A1B)
2,692,686 (d) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,513
Series - 2014 C19 (Class LNC1)
887,211 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 814
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 4,502
Series - 2014 C19 (Class AS)
4,100,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 3,939
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.454 02/15/48 1,151
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.338 03/15/48 2,419
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 6,203
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 2,856
Series - 2015 C22 (Class AS)
387,583 (a) Morgan Stanley Capital I Trust 6.079 12/12/49 164
Series - 2007 IQ16 (Class AJ)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 264,381 (a) Morgan Stanley Capital I Trust 6.079% 12/12/49 $ 112
Series - 2007 IQ16 (Class AJFX)
3,844,498 Morgan Stanley Capital I Trust 3.304 06/15/50 3,768
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,376
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,656
Series - 2018 H3 (Class AS)
608,576 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 532
Series - 2021 4 (Class A4)
3,000,000 (a),(d) MSDB Trust 3.316 07/11/39 2,644
Series - 2017 712F (Class A)
1,200,000 (a),(d) Natixis Commercial Mortgage Securities Trust 3.790 11/15/32 1,019
Series - 2018 285M (Class A)
12,741,348 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 11,579
Series - 2019 MILE (Class A)
5,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7.241 07/15/36 4,279
Series - 2019 MILE (Class B)
2,900,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7.641 07/15/36 2,335
Series - 2019 MILE (Class C)
5,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8.191 07/15/36 3,790
Series - 2019 MILE (Class D)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 628
Series - 2020 2PAC (Class A)
223,239 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.950 02/25/36 219
Series - 2005 3 (Class A1)
10,849,975 (a),(d) OBX Trust 2.500 07/25/51 8,707
Series - 2021 J2 (Class A19)
9,505,993 (a),(d) OBX Trust 4.000 10/25/52 8,507
Series - 2022 INV5 (Class A13)
771,139 (a),(d) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 737
Series - 2018 1 (Class A2)
3,353,239 (a),(d) Oceanview Mortgage Trust 2.500 05/25/51 2,691
Series - 2021 1 (Class A19)
2,456,864 (a),(d) Oceanview Mortgage Trust 4.500 11/25/52 2,317
Series - 2022 1 (Class A1)
5,434,000 (d) Olympic Tower Mortgage Trust 3.566 05/10/39 4,818
Series - 2017 OT (Class A)
8,520,000 (d) One Bryant Park Trust 2.516 09/15/54 7,230
Series - 2019 OBP (Class A)
2,962,567 (a),(d) OPEN Trust SOFR 1 M + 5.236% 10.598 10/15/28 2,986
Series - 2023 AIR (Class C)
2,000,000 (d) RBS Commercial Funding, Inc Trust 3.511 03/11/31 1,747
Series - 2013 SMV (Class B)
3,202,097 (a),(d) RCKT Mortgage Trust 3.500 06/25/52 2,782
Series - 2022 4 (Class A22)
607,590 (a),(d) Sequoia Mortgage Trust 3.500 05/25/45 551
Series - 2015 2 (Class A1)
525,681 (a),(d) Sequoia Mortgage Trust 3.500 06/25/46 464
Series - 2016 1 (Class A19)
131,196 (a),(d) Sequoia Mortgage Trust 3.500 02/25/47 115
Series - 2017 2 (Class A19)
2,017,401 (a),(d) Sequoia Mortgage Trust 3.721 09/25/47 1,861
Series - 2017 6 (Class B1)
876,934 (a),(d) Sequoia Mortgage Trust 3.500 03/25/48 776
Series - 2018 3 (Class A1)
67,958 (a),(d) Sequoia Mortgage Trust 4.000 09/25/48 63
Series - 2018 7 (Class A19)
5,715,979 (a),(d) Sequoia Mortgage Trust 3.000 04/25/50 4,780
Series - 2020 3 (Class A19)
4,806,772 (a),(d) Sequoia Mortgage Trust 5.000 01/25/53 4,583
Series - 2023 1 (Class A19)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 408,168 (a),(d) Shellpoint Co-Originator Trust 3.500% 04/25/47 $ 360
Series - 2017 1 (Class A19)
4,350,000 (d) SLG Office Trust 2.585 07/15/41 3,603
Series - 2021 OVA (Class A)
22,865,000 (d) SLG Office Trust 2.851 07/15/41 17,895
Series - 2021 OVA (Class D)
9,741,110 (a),(d) SMR Mortgage Trust SOFR 1 M + 1.650% 7.012 02/15/39 9,240
Series - 2022 IND (Class A)
9,277,248 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.950% 8.312 02/15/39 8,548
Series - 2022 IND (Class C)
5,000,000 (a),(d) SREIT Trust SOFR 1 M + 0.936% 6.298 11/15/36 4,934
Series - 2021 MFP2 (Class A)
6,930,000 (a),(d) SREIT Trust SOFR 1 M + 1.286% 6.648 11/15/36 6,817
Series - 2021 MFP2 (Class B)
810,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.350% 9.687 04/25/42 853
Series - 2022 DNA3 (Class M2)
GBP 347,448 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6.521 05/17/31 432
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6.871 05/17/31 628
Series - 2021 UK1A (Class C)
GBP 419,863 (a),(d) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6.721 08/17/31 521
Series - 2021 UK4A (Class B)
8,041,220 UBS Commercial Mortgage Trust 3.256 06/15/50 7,786
Series - 2017 C1 (Class ASB)
1,481,286 UBS Commercial Mortgage Trust 3.366 10/15/50 1,432
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,354
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4.334 10/15/51 1,677
Series - 2018 C13 (Class A4)
1,759,830 (a),(d) Verus Securitization Trust 2.240 10/25/66 1,466
Series - 2021 7 (Class A3)
967,088 (d) VSE VOI Mortgage LLC 2.330 03/20/35 961
Series - 2017 A (Class A)
1,740,030 Wells Fargo Commercial Mortgage Trust 3.405 12/15/47 1,694
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 4,325
Series - 2014 LC18 (Class AS)
1,570,000 Wells Fargo Commercial Mortgage Trust 3.406 05/15/48 1,492
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 1,847
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust 4.140 05/15/48 1,961
Series - 2015 NXS1 (Class D)
4,488,157 Wells Fargo Commercial Mortgage Trust 2.788 07/15/48 4,393
Series - 2016 C35 (Class ASB)
6,943,117 Wells Fargo Commercial Mortgage Trust 2.514 08/15/49 6,759
Series - 2016 BNK1 (Class ASB)
7,137,630 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 6,929
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 815
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,819
Series - 2017 RB1 (Class AS)
9,687,223 Wells Fargo Commercial Mortgage Trust 3.261 07/15/50 9,391
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust 3.903 07/15/50 1,863
Series - 2017 C38 (Class C)
7,004,447 Wells Fargo Commercial Mortgage Trust 3.212 09/15/50 6,765
Series - 2017 C39 (Class ASB)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,000,000 (a) Wells Fargo Commercial Mortgage Trust 3.767% 07/15/58 $ 3,855
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.273 07/15/58 945
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3.749 03/15/59 5,663
Series - 2016 C33 (Class AS)
182,320 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 170
Series - 2019 2 (Class A17)
2,329,098 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 2,043
Series - 2019 4 (Class A1)
897,139 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 748
Series - 2020 4 (Class A17)
11,062,437 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,878
Series - 2021 2 (Class A17)
4,487,809 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 3,601
Series - 2022 2 (Class A18)
3,907,436 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 3,268
Series - 2022 INV1 (Class A18)
6,712,798 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,832
Series - 2022 INV1 (Class A17)
2,185,281 WFRBS Commercial Mortgage Trust 3.995 05/15/47 2,159
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 3,776
Series - 2014 C24 (Class A5)
247,062 (a),(d) WinWater Mortgage Loan Trust 3.919 06/20/44 208
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 1,101,098
TOTAL STRUCTURED ASSETS 1,722,225
(Cost $1,896,558)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,552
TOTAL FINANCIAL SERVICES 4,552
TOTAL PREFERRED STOCKS 4,552
(Cost $4,348)
TOTAL LONG-TERM INVESTMENTS 10,469,147
(Cost $11,240,160)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
COMMERCIAL PAPER - 0.1%
5,500,000 (d) HSBC USA, Inc 0.000 02/02/24 5,471
TOTAL COMMERCIAL PAPER 5,471
GOVERNMENT AGENCY DEBT - 0.2%
10,000,000 Federal Farm Credit Bank (FFCB) 0.000 01/24/24 9,962
KZT 245,300,000 Kazakhstan Treasury Bill 0.000 03/13/24 523
10,000,000 Tennessee Valley Authority (TVA) 0.000 01/10/24 9,983
TOTAL GOVERNMENT AGENCY DEBT 20,468
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.8%
$ 91,140,000 (i) Fixed Income Clearing Corp (FICC) 5.320% 01/02/24 $ 91,140
TOTAL REPURCHASE AGREEMENT 91,140
TREASURY DEBT - 0.1%
14,500,000 United States Treasury Bill 0.000 02/27/24 14,381
TOTAL TREASURY DEBT 14,381
TOTAL SHORT-TERM INVESTMENTS 131,460
(Cost $131,486)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
29,377,392 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 29,377
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 29,377
(Cost $29,377)
TOTAL INVESTMENTS - 98.7% 10,629,984
(Cost $11,401,023)
OTHER ASSETS & LIABILITIES, NET - 1.3% 138,670
NET ASSETS - 100.0% $10,768,654
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,583,692.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $91,193,874 on 1/2/24, collateralized by Government Agency
Securities, with coupon rates 0.125%–4.500% and maturity dates 7/15/26–10/15/28, valued at $92,962,840.
(j)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 5-Year Note 2,410 03/28/24  $ 258,379 $ 262,144 $ 3,765
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 2,430 JPY 345,252 Australia and New Zealand Banking Group Limited 01/16/24   $ (24)
$ 2,121 NZD 3,512 Australia and New Zealand Banking Group Limited 01/16/24 (100)
Total   $ (124)
$ 199 EUR 186 Bank of America 01/16/24   $ (6)
$ 328 EUR 299 Bank of America 01/16/24 (2)
$ 1,418 EUR 1,293 Bank of America 01/16/24 (10)
$ 668 RON 3,108 Bank of America 01/16/24 (22)
Total   $ (40)
$ 365 COP 1,460,664 Citibank N.A. 01/17/24   $ (11)
$ 954 CZK 21,995 Citibank N.A. 01/16/24 (29)
$ 469 GBP 386 Citibank N.A. 01/16/24 (23)
$ 828 JPY 117,081 Citibank N.A. 01/16/24 (5)
$ 788 THB 28,312 Citibank N.A. 01/17/24 (43)
Total   $ (111)
CREF Core Bond Account December 31, 2023

Portfolio of Investments
(continued)
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 974 JPY 143,152 Goldman Sachs 01/16/24   $ (44)
$ 970 JPY 141,822 Goldman Sachs 01/16/24 (38)
$ 182 MXN 3,206 Goldman Sachs 01/16/24 (7)
Total   $ (89)
$ 3,016 EUR 2,834 JPMorgan Chase Bank 01/16/24   $ (115)
$ 9,476 CAD 12,867 Morgan Stanley 01/16/24   $ (238)
$ 1,527 EUR 1,447 Morgan Stanley 01/16/24 (72)
$ 591 EUR 552 Morgan Stanley 01/16/24 (18)
$ 542 EUR 498 Morgan Stanley 01/16/24 (8)
$ 2,326 EUR 2,130 Morgan Stanley 01/16/24 (28)
$ 98 EUR 90 Morgan Stanley 01/16/24 (1)
$ 2,494 EUR 2,253 Morgan Stanley 01/16/24 6
$ 17,103 GBP 13,935 Morgan Stanley 01/16/24 (660)
$ 1,235 GBP 968 Morgan Stanley 01/16/24 1
$ 960 HUF 341,245 Morgan Stanley 01/16/24 (21)
$ 1,560 IDR 24,528,795 Morgan Stanley 01/17/24 (34)
$ 705 MXN 12,555 Morgan Stanley 01/17/24 (32)
$ 245 PLN 980 Morgan Stanley 01/16/24 (4)
EUR 2,077 $ 2,309 Morgan Stanley 01/16/24 (15)
$ 359 ZAR 6,758 Morgan Stanley 01/16/24 (10)
Total   $ (1,134)
$ 5,001 AUD 7,755 Standard Chartered Bank 01/16/24   $ (286)
$ 1,229 JPY 183,549 Standard Chartered Bank 01/16/24 (77)
$ 589 JPY 87,840 Standard Chartered Bank 01/16/24 (36)
$ 203 PEN 778 Standard Chartered Bank 01/17/24 (7)
EUR 193 $ 206 Standard Chartered Bank 01/16/24 7
Total   $ (399)
$ 24,220 CNY 174,863 Toronto Dominion Bank 03/15/24   $ (532)
$ 4,779 EUR 4,315 Toronto Dominion Bank 01/16/24 12
$ 76,686 EUR 72,014 Toronto Dominion Bank 01/16/24 (2,867)
$ 2,126 EUR 1,969 Toronto Dominion Bank 01/16/24 (49)
$ 22,874 JPY 3,347,637 Toronto Dominion Bank 01/16/24 (929)
$ 7,428 KRW 9,812,004 Toronto Dominion Bank 01/17/24 (149)
$ 425 MXN 7,487 Toronto Dominion Bank 01/16/24 (15)
$ 2,081 NOK 22,428 Toronto Dominion Bank 01/16/24 (128)
EUR 82 $ 90 Toronto Dominion Bank 01/16/24 1
Total   $ (4,656)
Total   $ (6,668)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS41V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $450,000 $(8,879) $(6,208) $(2,671)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 148,500 (8,910) (1,161) (7,749)
Total $(17,789) $(7,369) $(10,420)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
CREF Inflation-Linked Bond Account December 31, 2023
Portfolio of Investments

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.4%
CAPITAL GOODS - 0.1%
$ 2,467,934 (a) Core & Main LP SOFR 2 M + 2.500% 8 .056% 07/27/28 $ 2,472
1,960,000 (a) Fluidra Finco SL SOFR 12 M + 1.925% 7 .381 01/29/29 1,961
2,620,227 (a) Rexnord LLC SOFR 12 M + 2.000% 7 .470 10/04/28 2,637
TOTAL CAPITAL GOODS 7,070
CONSUMER DURABLES & APPAREL - 0.0%
1,360,000 (a) Crocs, Inc SOFR 4 M + 3.000% 8 .498 02/20/29 1,367
TOTAL CONSUMER DURABLES & APPAREL 1,367
CONSUMER SERVICES - 0.1%
2,946,565 (a) 1011778 BC ULC LIBOR 1 M + 1.750% 7 .196 11/19/26 2,952
2,450,000 (a) Flutter Financing BV SOFR 4 M + 2.250% 7 .698 11/25/30 2,459
TOTAL CONSUMER SERVICES 5,411
FINANCIAL SERVICES - 0.0%
1,771,296 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .720 12/01/28 1,779
TOTAL FINANCIAL SERVICES 1,779
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,985,000 (a) Select Medical Corp SOFR 12 M + 3.000% 8 .356 03/06/27 2,991
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,991
MEDIA & ENTERTAINMENT - 0.0%
1,296,600 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .970 10/19/26 1,303
TOTAL MEDIA & ENTERTAINMENT 1,303
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,430,937 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .706 11/08/27 1,436
2,201,067 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .970 05/05/28 2,215
2,124,060 (a) Organon & Co SOFR 12 M + 3.000% 8 .472 06/02/28 2,132
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 (a),(b) MKS Instruments, Inc LIBOR 1 M + 2.250% 7 .171 10/22/28 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^
SOFTWARE & SERVICES - 0.1%
2,184,332 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .456 09/12/29 2,190
1,327,087 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .220 04/16/25 1,331
1,253,068 (a) SS&C Technologies, Inc SOFR 1 M + 1.750% 7 .220 04/16/25 1,256
TOTAL SOFTWARE & SERVICES 4,777
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
332,494 (a) Coherent Corp SOFR 12 M + 2.750% 8 .220 07/02/29 334
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 334
TOTAL BANK LOAN OBLIGATIONS 30,815
(Cost $30,602)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CORPORATE BONDS - 2.6%
AUTOMOBILES & COMPONENTS - 0.0%
$ 3,000,000 Ford Motor Credit Co LLC 7 .350% 03/06/30 $ 3,223
TOTAL AUTOMOBILES & COMPONENTS 3,223
BANKS - 0.1%
3,125,000 (c) Banco de Chile 2 .990 12/09/31 2,693
3,000,000 Bank of America Corp 2 .572 10/20/32 2,487
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,503
TOTAL BANKS 7,683
CAPITAL GOODS - 0.1%
3,000,000 AerCap Ireland Capital DAC 3 .000 10/29/28 2,739
1,150,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 1,206
3,250,000 L3Harris Technologies, Inc 5 .400 07/31/33 3,379
1,275,000 (c) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,354
TOTAL CAPITAL GOODS 8,678
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 5,027
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,027
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
3,600,000 (c) Prosus NV 3 .257 01/19/27 3,326
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,326
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (c),(d) Albertsons Cos, Inc 6 .500 02/15/28 3,547
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,547
ENERGY - 0.8%
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,930
5,000,000 (c) EIG Pearl Holdings Sarl 3 .545 08/31/36 4,350
1,025,000 (c) Empresa Nacional del Petroleo 6 .150 05/10/33 1,026
3,000,000 Energy Transfer LP 6 .400 12/01/30 3,208
680,000 (c) EQM Midstream Partners LP 7 .500 06/01/27 701
6,000,000 (c) EQM Midstream Partners LP 6 .500 07/01/27 6,109
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,541
5,000,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 4,849
2,000,000 (c) Hilcorp Energy I LP 6 .250 04/15/32 1,924
5,000,000 (c) Kinetik Holdings LP 5 .875 06/15/30 4,905
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,433
10,000,000 Occidental Petroleum Corp 8 .875 07/15/30 11,702
3,150,000 (c) Parkland Corp 4 .625 05/01/30 2,898
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 867
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,971
1,644,737 Reliance Industries Ltd 2 .444 01/15/26 1,600
TOTAL ENERGY 55,014
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP 5 .700 04/01/28 3,075
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,075
FINANCIAL SERVICES - 0.1%
1,700,000 (c) Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,523
3,000,000 Morgan Stanley 2 .511 10/20/32 2,484
TOTAL FINANCIAL SERVICES 4,007
CREF Inflation-Linked Bond Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
FOOD, BEVERAGE & TOBACCO - 0.1%
$ 4,200,000 (c) Bimbo Bakeries USA, Inc 6 .400% 01/15/34 $ 4,661
TOTAL FOOD, BEVERAGE & TOBACCO 4,661
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
13,510,000 Montefiore Medical Center 2 .895 04/20/32 11,503
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,503
MATERIALS - 0.4%
3,300,000 (c) Alpek SAB de C.V. 3 .250 02/25/31 2,827
600,000 (c) Antofagasta plc 5 .625 05/13/32 603
8,700,000 (c) Corp Nacional del Cobre de Chile 5 .125 02/02/33 8,414
2,500,000 (c) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 2,477
2,950,000 (c) Freeport Indonesia PT 5 .315 04/14/32 2,893
2,800,000 (c) POSCO 4 .375 08/04/25 2,759
1,000,000 (c) Sasol Financing USA LLC 8 .750 05/03/29 1,020
5,000,000 (c) SunCoke Energy, Inc 4 .875 06/30/29 4,497
TOTAL MATERIALS 25,490
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (c) CCO Holdings LLC 5 .125 05/01/27 4,831
3,000,000 (d) Charter Communications Operating LLC 4 .400 04/01/33 2,768
TOTAL MEDIA & ENTERTAINMENT 7,599
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,680,000 Teva Pharmaceutical Finance Netherlands III BV 7 .875 09/15/29 5,044
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (c) SK Hynix, Inc 6 .500 01/17/33 1,810
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,451
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,971
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,232
SOFTWARE & SERVICES - 0.0%
455,000 (c) Open Text Corp 6 .900 12/01/27 473
TOTAL SOFTWARE & SERVICES 473
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 (c) Imola Merger Corp 4 .750 05/15/29 2,850
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,850
TELECOMMUNICATION SERVICES - 0.1%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,398
3,000,000 (c) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,215
3,000,000 T-Mobile US, Inc 5 .750 01/15/34 3,182
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,579
TOTAL TELECOMMUNICATION SERVICES 10,374
TRANSPORTATION - 0.1%
3,000,000 (c) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,896
3,260,000 (c) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,138
3,900,000 (c) Transnet SOC Ltd 8 .250 02/06/28 3,925
TOTAL TRANSPORTATION 9,959
UTILITIES - 0.1%
2,500,000 (c) Ferrellgas LP 5 .875 04/01/29 2,362
3,000,000 Florida Power & Light Co 4 .800 05/15/33 3,033

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,450,000 (c) Israel Electric Corp Ltd 3 .750% 02/22/32 $ 1,226
TOTAL UTILITIES 6,621
TOTAL CORPORATE BONDS 183,386
(Cost $189,640)
GOVERNMENT BONDS - 93.1%
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 6,250
300,000 (c) Magyar Export-Import Bank Zrt 6 .125 12/04/27 305
TOTAL FOREIGN GOVERNMENT BONDS 6,555
MORTGAGE BACKED - 2.5%
360,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 372
3,485,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .687 01/25/43 3,661
5,824,200 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 5,957
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,702
16,530,382 Government National Mortgage Association (GNMA) 3 .600 09/15/31 16,365
8,325,767 GNMA 3 .650 02/15/32 7,953
1,977,978 GNMA 3 .380 07/15/35 1,878
2,623,450 GNMA 3 .870 10/15/36 2,490
33,769,771 GNMA 1 .730 07/15/37 28,355
22,291,802 GNMA 1 .650 07/15/42 18,030
24,603,659 GNMA 2 .750 01/15/45 21,269
5,033,983 GNMA 4 .930 10/15/45 5,006
4,801,677 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.250% 7 .587 08/25/33 4,835
9,465,000 (a),(c) STACR 30 D AVG SOFR + 1.500% 6 .837 10/25/41 9,394
9,000,000 (a),(c) STACR 30 D AVG SOFR + 2.500% 7 .837 01/25/42 9,001
918,017 (a),(c) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 945
20,000,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 20,838
4,355,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9 .837 06/25/42 4,698
2,815,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9 .037 09/25/42 2,966
1,402,308 (c) Verus Securitization Trust 4 .000 11/25/59 1,359
TOTAL MORTGAGE BACKED 172,074
U.S. TREASURY SECURITIES - 90.5%
52,761,540 (e) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 52,096
45,416,739 (e),(f) United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 44,638
62,358,920 (e) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 61,000
224,728,730 (e) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 218,129
125,701,975 (e) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 124,715
192,966,300 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 186,072
201,100,100 (e) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 194,831
304,152,570 (e) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 292,454
225,341,047 (e) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 217,412
71,812,089 (e) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 71,247
204,842,466 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 194,969
179,701,200 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 171,218
314,437,301 (e) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 298,572
240,092,450 (e) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 228,145
126,570,413 (e) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 127,688
135,777,866 (e) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 127,577
170,427,835 (e) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 161,932
151,641,440 (e) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 150,481
240,112,950 (e) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 227,191
253,193,536 (e) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 251,613
142,478,064 (e) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 138,756
135,109,437 (e) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 144,724
130,048,892 (e) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 124,447
31,742,516 (e) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 32,690
261,977,500 (e) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 250,689
CREF Inflation-Linked Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 168,956,595 (e) United States Treasury Inflation Indexed Bonds 2 .500% 01/15/29 $ 174,641
28,242,142 (e) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 31,128
224,927,340 (e) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 207,849
271,221,048 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 245,797
147,002,450 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 132,787
187,926,870 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 167,719
270,297,455 (e) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 240,264
104,536,315 (e) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 91,798
72,108,608 (e) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 80,660
254,624,528 (e) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 232,580
391,391,633 (e) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 370,216
218,719,654 (e) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 212,031
23,200,000 United States Treasury Note 3 .875 08/15/33 23,171
20,000,000 United States Treasury Note 4 .500 11/15/33 20,997
TOTAL U.S. TREASURY SECURITIES 6,324,924
TOTAL GOVERNMENT BONDS 6,503,553
(Cost $6,845,376)
STRUCTURED ASSETS - 3.2%
ASSET BACKED - 0.5%
2,014,165 (a),(c) BBCMS Trust SOFR 1 M + 1.672% 7 .034 10/15/37 1,975
Series - 2018 BXH (Class C)
5,854,646 CarMax Auto Owner Trust 5 .230 01/15/26 5,845
Series - 2023 1 (Class A2A)
2,940,000 (c) DB Master Finance LLC 2 .045 11/20/51 2,672
Series - 2021 1A (Class A2I)
5,782,000 (c) DB Master Finance LLC 2 .493 11/20/51 5,142
Series - 2021 1A (Class A2II)
4,312,000 (c) DB Master Finance LLC 2 .791 11/20/51 3,558
Series - 2021 1A (Class A23)
3,000,000 (c),(g) Industrial DPR Funding Ltd 5 .380 04/15/34 2,594
Series - 2022 1A (Class 1)
3,976,078 (c) MVW LLC 1 .830 05/20/39 3,637
Series - 2021 2A (Class B)
6,750,197 (c) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 5,958
Series - 2021 2A (Class A1)
4,237,890 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,746
Series - 2022 A (Class A)
TOTAL ASSET BACKED 35,127
OTHER MORTGAGE BACKED - 2.7%
5,000,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 1.150% 6 .512 01/15/39 4,894
Series - 2022 DKLX (Class A)
7,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 2.150% 7 .512 01/15/39 7,258
Series - 2022 DKLX (Class C)
2,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 3.000% 8 .362 01/15/39 2,427
Series - 2022 DKLX (Class D)
2,000,000 (a) Benchmark Mortgage Trust 4 .286 02/15/51 1,556
Series - 2018 B2 (Class C)
4,675,000 (a),(c) BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 4,642
Series - 2019 XL (Class F)
22,089,527 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .674 10/15/38 21,593
Series - 2021 XL2 (Class C)
6,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.385% 6 .747 12/15/38 5,881
Series - 2021 CIP (Class B)
2,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .202 01/17/39 1,953
Series - 2022 AHP (Class B)
5,650,000 (a),(c) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.014% 7 .376 10/15/38 5,463
Series - 2021 PRM2 (Class D)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,500,000 (a),(c) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.514% 7 .876% 10/15/38 $ 7,253
Series - 2021 PRM2 (Class E)
7,144,000 (a) Citigroup Commercial Mortgage Trust 4 .175 07/10/47 6,814
Series - 2014 GC23 (Class B)
929,645 (c) COMM Mortgage Trust 3 .397 03/10/46 814
Series - 2013 CR6 (Class B)
5,550,000 (a) COMM Mortgage Trust 4 .526 02/10/47 5,322
Series - 2014 CR14 (Class AM)
5,180,000 (a) COMM Mortgage Trust 4 .585 02/10/47 4,688
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust 4 .377 05/10/47 6,253
Series - 2014 CR17 (Class B)
1,000,000 (a) COMM Mortgage Trust 4 .538 10/10/47 935
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .465 10/10/48 2,356
Series - 2015 CR26 (Class B)
9,000,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.650% 6 .987 12/25/41 8,888
Series - 2021 R03 (Class 1M2)
150,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187 05/25/42 158
Series - 2022 R06 (Class 1M2)
10,855,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 11,490
Series - 2023 R01 (Class 1M2)
5,993,024 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .796 11/15/38 5,866
Series - 2021 ELP (Class C)
2,497,093 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .595 11/15/38 2,427
Series - 2021 ELP (Class E)
5,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .826 11/15/36 4,694
Series - 2021 ARDN (Class E)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .226 11/15/36 2,827
Series - 2021 ARDN (Class D)
2,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,061
Series - 2020 NNN (Class DFX)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 2,124
Series - 2014 C23 (Class B)
3,479,675 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .847 02/15/47 3,460
Series - 2014 C14 (Class B)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,763
Series - 2014 C19 (Class B)
3,986,815 (a),(c) Morgan Stanley Capital I Inc CME Term SOFR 1 Month +
1.491%
6 .814 11/09/24 3,987
Series - 2021 ILP (Class C)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,562
Series - 2019 PARK (Class D)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,485
Series - 2019 PARK (Class E)
9,565,000 (a),(c) MTN Commercial Mortgage Trust SOFR 1 M + 1.397% 6 .767 03/15/39 9,340
Series - 2022 LPFL (Class A)
6,555,000 (a),(c) MTN Commercial Mortgage Trust SOFR 1 M + 2.943% 7 .773 03/15/39 6,258
Series - 2022 LPFL (Class D)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .641 07/15/36 2,013
Series - 2019 MILE (Class C)
7,421,798 (a),(c) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .762 02/15/39 6,964
Series - 2022 IND (Class B)
2,000,000 (a),(c) SREIT Trust SOFR 1 M + 1.286% 6 .648 11/15/36 1,967
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust 4 .036 06/15/50 6,273
Series - 2017 C1 (Class B)
7,425,443 (a),(c) Verus Securitization Trust 2 .240 10/25/66 6,186
Series - 2021 7 (Class A3)
CREF Inflation-Linked Bond Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,951,000 (a) WFRBS Commercial Mortgage Trust 3 .998% 03/15/45 $ 1,621
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 185,516
TOTAL STRUCTURED ASSETS 220,643
(Cost $232,698)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.2%
FINANCIAL SERVICES - 0.2%
475,737 Invesco Senior Loan ETF 10,076
TOTAL FINANCIAL SERVICES 10,076
TOTAL COMMON STOCKS 10,076
(Cost $10,002)
TOTAL LONG-TERM INVESTMENTS 6,948,473
(Cost $7,308,318)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
7,110,000 (h) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 7,110
TOTAL REPURCHASE AGREEMENT 7,110
TOTAL SHORT-TERM INVESTMENTS 7,110
(Cost $7,110)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
5,771,582 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5 .360 5,772
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,772
(Cost $5,772)
TOTAL INVESTMENTS - 99.7% 6,961,355
(Cost $7,321,200)
OTHER ASSETS & LIABILITIES, NET - 0.3% 24,031
NET ASSETS - 100.0% $6,985,386
AVG Average
CME Chicago Mercantile Exchange
D Day
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,545,405.
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $7,114,203 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $7,252,242.
(i)
Investments made with cash collateral received from securities on loan.

Cost amounts are in thousands.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,174 03/19/24  $ 128,271 $ 132,533 $ 4,262
U.S. Treasury 2-Year Note 267 03/28/24 54,437 54,979 542
U.S. Treasury 5-Year Note 982 03/28/24 104,470 106,816 2,346
Total 2,423   $ 287,178  $ 294,328  $ 7,150
CREF Social Choice Account December 31, 2023
Portfolio of Investments

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.0%
$ 450,366 (a) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/24 $ 99
TOTAL CAPITAL GOODS 99
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
15,600,000 (b) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110 05/05/28 14,527
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,527
UTILITIES - 0.1%
15,353,439 (b) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .948 05/21/29 15,358
TOTAL UTILITIES 15,358
TOTAL BANK LOAN OBLIGATIONS 29,984
(Cost $31,119)
CORPORATE BONDS - 11.1%
AUTOMOBILES & COMPONENTS - 0.2%
6,760,000 Ford Motor Co 3 .250 02/12/32 5,622
12,866,000 Magna International, Inc 3 .625 06/15/24 12,744
8,727,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,708
2,260,000 (c) ZF North America Capital, Inc 6 .875 04/14/28 2,342
4,980,000 (c) ZF North America Capital, Inc 7 .125 04/14/30 5,308
TOTAL AUTOMOBILES & COMPONENTS 33,724
BANKS - 1.7%
11,450,000 (c) ABN AMRO Bank NV 2 .470 12/13/29 10,073
6,925,000 (c) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 5,891
11,800,000 Banco Santander S.A. 6 .938 11/07/33 13,100
5,400,000 Banco Santander S.A. 9 .625 N/A(d) 5,900
11,181,000 Bank of America Corp 0 .981 09/25/25 10,791
4,900,000 (b),(e) Bank of America Corp SOFR 3 M + 3.397% 8 .774 N/A(d) 4,902
10,000,000 Bank of Montreal 3 .803 12/15/32 9,199
14,639,000 Bank of Nova Scotia 0 .650 07/31/24 14,231
10,000,000 Barclays plc 6 .692 09/13/34 10,690
5,850,000 Barclays plc 9 .625 N/A(d) 6,077
4,350,000 (c) BNP Paribas S.A. 1 .904 09/30/28 3,864
11,375,000 (c) BNP Paribas S.A. 5 .894 12/05/34 11,883
5,400,000 (c),(e) BNP Paribas S.A. 8 .500 N/A(d) 5,655
20,525,000 (c) BPCE S.A. 2 .045 10/19/27 18,628
10,750,000 (c) BPCE S.A. 3 .116 10/19/32 8,765
11,250,000 Citigroup, Inc 6 .069 10/30/24 11,256
14,591,000 Citigroup, Inc 1 .281 11/03/25 14,038
4,841,000 Citigroup, Inc 2 .014 01/25/26 4,652
3,250,000 (b) Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,231
11,575,000 (e) Citigroup, Inc 7 .625 N/A(d) 11,819
2,150,000 (c) Cooperatieve Rabobank UA 1 .004 09/24/26 1,996
2,425,000 (b),(c) Federation des Caisses Desjardins du Quebec SOFR + 0.430% 5 .833 05/21/24 2,424
4,950,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,074
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,991
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,248
5,500,000 (c) ING Groep NV 1 .400 07/01/26 5,175
8,300,000 ING Groep NV 4 .017 03/28/28 8,050
3,850,000 ING Groep NV 6 .114 09/11/34 4,038

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,825,000 (c) Intesa Sanpaolo S.p.A 5 .017% 06/26/24 $ 1,806
9,750,000 (c) Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,572
3,650,000 (c) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,740
13,800,000 (c) Intesa Sanpaolo S.p.A 7 .200 11/28/33 14,711
15,000,000 (c) Intesa Sanpaolo S.p.A 7 .800 11/28/53 16,470
5,990,000 (e) JPMorgan Chase & Co 3 .650 N/A(d) 5,482
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,952
7,500,000 (e) Lloyds Banking Group plc 5 .871 03/06/29 7,682
10,875,000 (c) National Australia Bank Ltd 2 .332 08/21/30 8,859
3,250,000 Royal Bank of Canada 1 .200 04/27/26 3,002
10,750,000 (c) Royal Bank of Canada 4 .851 12/14/26 10,829
3,933,000 Santander Holdings USA, Inc 5 .807 09/09/26 3,943
9,000,000 (c) Shinhan Financial Group Co Ltd 5 .000 07/24/28 8,998
5,000,000 (c) Societe Generale S.A. 10 .000 N/A(d) 5,343
3,507,000 (e) Toronto-Dominion Bank 1 .250 12/13/24 3,375
15,000,000 (c) UniCredit S.p.A 2 .569 09/22/26 14,101
5,000,000 (c) United Overseas Bank Ltd 2 .000 10/14/31 4,554
10,450,000 Wells Fargo & Co 4 .540 08/15/26 10,338
TOTAL BANKS 368,398
CAPITAL GOODS - 0.2%
4,390,000 Conservation Fund 3 .474 12/15/29 3,872
3,440,000 (b) Nature Conservancy SOFR 3 M + 1.342% 6 .719 02/01/24 3,440
1,720,000 Nature Conservancy 2 .668 03/01/26 1,634
3,000,000 Nature Conservancy 3 .001 03/01/29 2,725
6,668,000 Nature Conservancy 3 .957 03/01/52 5,872
6,900,000 (c),(e) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 6,092
10,500,000 (c) Triton Container International Ltd 1 .150 06/07/24 10,245
TOTAL CAPITAL GOODS 33,880
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,569
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 8,324
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 15,427
15,810,000 Rockefeller Foundation 2 .492 10/01/50 10,385
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 42,705
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,953
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 11,007
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 4,036
5,300,000 (e) Lowe's Cos, Inc 5 .750 07/01/53 5,615
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 26,611
CONSUMER SERVICES - 0.3%
5,000,000 BB Blue Financing DAC 4 .395 09/20/29 5,006
2,900,000 Bush Foundation 2 .754 10/01/50 2,042
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,521
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,380
10,000,000 Mather Foundation 2 .675 10/01/31 8,297
2,200,000 Salvation Army 5 .637 09/01/26 2,231
20,000,000 Salvation Army 4 .528 09/01/48 17,629
8,400,000 Starbucks Corp 2 .450 06/15/26 7,994
5,000,000 Starbucks Corp 4 .450 08/15/49 4,539
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,371
TOTAL CONSUMER SERVICES 73,010
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
10,625,000 SYSCO Corp 5 .750 01/17/29 11,068
13,598,000 SYSCO Corp 2 .400 02/15/30 11,994
3,700,000 SYSCO Corp 6 .000 01/17/34 4,005
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 18,954,000 Walmart, Inc 1 .800% 09/22/31 $ 16,061
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 43,128
ENERGY - 0.8%
9,265,000 BP Capital Markets America, Inc 4 .812 02/13/33 9,341
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 6,156
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,604
8,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,273
4,850,000 (c),(e) Cheniere Energy Partners LP 5 .950 06/30/33 4,980
8,350,000 ConocoPhillips Co 5 .050 09/15/33 8,579
8,875,000 ConocoPhillips Co 5 .300 05/15/53 9,122
4,515,000 ConocoPhillips Co 5 .550 03/15/54 4,792
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,338
2,423,000 Enbridge, Inc 5 .750 07/15/80 2,235
8,125,000 Equinor ASA 2 .375 05/22/30 7,257
5,932,000 Equinor ASA 3 .950 05/15/43 5,220
12,450,000 Equinor ASA 3 .250 11/18/49 9,432
10,070,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 10,325
6,800,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,849
7,565,000 (c) Santos Finance Ltd 3 .649 04/29/31 6,587
8,200,000 Targa Resources Partners LP 6 .150 03/01/29 8,575
10,425,000 Targa Resources Partners LP 6 .500 03/30/34 11,251
2,185,000 Total Capital International S.A. 3 .750 04/10/24 2,173
11,400,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 8,859
11,316,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 8,295
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,100
10,000,000 Williams Cos, Inc 5 .300 08/15/28 10,235
TOTAL ENERGY 173,578
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 8,192
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,861
1,500,000 ERP Operating LP 4 .150 12/01/28 1,473
4,470,000 (c),(e) HAT Holdings I LLC 3 .375 06/15/26 4,201
3,480,000 (c) HAT Holdings I LLC 8 .000 06/15/27 3,624
9,585,000 (c),(e) HAT Holdings I LLC 3 .750 09/15/30 8,072
3,900,000 (e) Host Hotels & Resorts LP 2 .900 12/15/31 3,272
16,822,000 Regency Centers LP 3 .750 06/15/24 16,625
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 51,320
FINANCIAL SERVICES - 1.4%
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,200
7,500,000 Deutsche Bank AG. 6 .819 11/20/29 7,896
505,665 Durrah MSN 35603 1 .684 01/22/25 495
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,362
3,250,000 (c) Equitable Financial Life Global Funding 1 .300 07/12/26 2,928
10,400,000 (e) Ford Foundation 2 .815 06/01/70 6,629
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,482
14,242,000 (c) GPS Blue Financing DAC 5 .645 11/09/41 14,041
9,875,000 Low Income Investment Fund 3 .711 07/01/29 8,854
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,590
10,000,000 Morgan Stanley 0 .791 01/22/25 9,970
8,125,000 Morgan Stanley Bank NA 4 .754 04/21/26 8,120
14,438,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 13,700
1,992,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 1,906
1,925,000 NHP Foundation 5 .850 12/01/28 2,042
4,850,000 NHP Foundation 6 .000 12/01/33 5,335
16,475,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 14,700
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,989
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 9,995
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,433
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 14,082

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,435,000 Reinvestment Fund, Inc 3 .930% 02/15/28 $ 6,902
4,430,000 (c),(e) Starwood Property Trust, Inc 4 .375 01/15/27 4,175
7,869,740 Thirax   LLC 1 .462 03/07/33 6,880
11,675,000 (c) UBS Group AG. 1 .494 08/10/27 10,549
12,250,000 (c) UBS Group AG. 6 .327 12/22/27 12,625
7,500,000 UBS Group AG. 6 .246 09/22/29 7,824
10,000,000 (c) UBS Group AG. 2 .746 02/11/33 8,202
9,925,000 UBS Group AG. 6 .301 09/22/34 10,507
7,150,000 (c) UBS Group AG. 3 .179 02/11/43 5,288
4,050,000 (c) UBS Group AG. 9 .250 N/A(d) 4,369
3,375,000 (c),(e) UBS Group AG. 9 .250 N/A(d) 3,740
7,500,000 Visa, Inc 1 .900 04/15/27 6,971
17,000,000 Visa, Inc 1 .100 02/15/31 13,777
3,450,000 (c) WLB Asset II B Pte Ltd 3 .950 12/10/24 3,260
5,500,000 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,141
15,750,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 15,231
1,925,000 (c) WLB Asset II Pte Ltd 4 .000 01/14/24 1,887
9,750,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,859
TOTAL FINANCIAL SERVICES 293,936
FOOD, BEVERAGE & TOBACCO - 0.3%
10,125,000 (c) Mars, Inc 4 .650 04/20/31 10,152
10,000,000 (c) NBM US Holdings, Inc 6 .625 08/06/29 9,805
6,600,000 (c) Nestle Holdings, Inc 4 .950 03/14/30 6,798
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,782
16,674,000 PepsiCo, Inc 2 .875 10/15/49 12,237
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,438
TOTAL FOOD, BEVERAGE & TOBACCO 59,212
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
4,188,000 Kaiser Foundation Hospitals 2 .810 06/01/41 3,137
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,655
13,245,000 Montefiore Medical Center 2 .895 04/20/32 11,277
10,385,000 Stanford Health Care 3 .027 08/15/51 7,271
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,340
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,963
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,748
17,300,000 (e) Unilever Capital Corp 4 .875 09/08/28 17,754
5,523,000 Unilever Capital Corp 2 .125 09/06/29 4,926
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,070
8,475,000 Unilever Capital Corp 1 .750 08/12/31 7,034
10,000,000 Unilever Capital Corp 5 .000 12/08/33 10,373
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,466
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 67,334
INSURANCE - 0.2%
14,425,000 (c) Five Corners Funding Trust II 2 .850 05/15/30 12,755
11,600,000 (c) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 11,600
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 8,442
2,000,000 Prudential Financial, Inc 1 .500 03/10/26 1,864
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,866
11,448,000 (c) USAA Capital Corp 2 .125 05/01/30 9,613
TOTAL INSURANCE 46,140
MATERIALS - 0.6%
10,500,000 (e) Air Products and Chemicals, Inc 4 .800 03/03/33 10,835
6,550,000 (c),(e) Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 6,052
9,145,000 (c) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 7,546
7,250,000 (c) Cemex SAB de C.V. 9 .125 N/A(d) 7,721
11,000,000 (c),(e) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 11,079
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,409,000 International Paper Co 4 .800% 06/15/44 $ 3,121
12,000,000 (c) Inversiones CMPC S.A. 4 .375 04/04/27 11,641
2,150,000 (c) Inversiones CMPC S.A. 6 .125 06/23/33 2,225
4,000,000 (c) Klabin Austria GmbH 7 .000 04/03/49 4,042
4,000,000 (c) Klabin Finance S.A. 4 .875 09/19/27 3,844
6,855,000 (c) LG Chem Ltd 4 .375 07/14/25 6,752
3,250,000 (c) LG Chem Ltd 3 .625 04/15/29 3,044
5,000,000 Newmont Corp 2 .250 10/01/30 4,315
9,875,000 PPG Industries, Inc 1 .200 03/15/26 9,128
11,500,000 Sonoco Products Co 1 .800 02/01/25 11,061
13,945,760 (c) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 13,901
7,500,000 Suzano International Finance BV 5 .500 01/17/27 7,594
12,736,000 Teck Resources Ltd 3 .900 07/15/30 11,819
TOTAL MATERIALS 135,720
MEDIA & ENTERTAINMENT - 0.0%
11,250,000 (e) Comcast Corp 4 .650 02/15/33 11,318
TOTAL MEDIA & ENTERTAINMENT 11,318
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
10,000,000 Amgen, Inc 5 .250 03/02/33 10,252
13,200,000 Amgen, Inc 5 .600 03/02/43 13,640
16,175,000 Amgen, Inc 5 .650 03/02/53 17,018
3,884,000 Merck & Co, Inc 1 .900 12/10/28 3,495
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,715
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,049
6,925,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,902
9,025,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 9,045
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 6,452
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 15,313
4,497,000 Pfizer, Inc 2 .625 04/01/30 4,056
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,482
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 107,419
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California 3 .270 12/01/32 7,026
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,408
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
11,550,000 (e) Intel Corp 4 .150 08/05/32 11,286
7,208,000 NXP BV 3 .400 05/01/30 6,624
10,000,000 (c) SK Hynix, Inc 2 .375 01/19/31 8,106
10,000,000 Texas Instruments, Inc 5 .050 05/18/63 10,244
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,260
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3 .000 06/20/27 13,698
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,698
TELECOMMUNICATION SERVICES - 0.1%
9,548,000 Verizon Communications, Inc 2 .550 03/21/31 8,233
1,800,000 Vodafone Group plc 3 .250 06/04/81 1,655
8,200,000 (e) Vodafone Group plc 4 .125 06/04/81 7,040
TOTAL TELECOMMUNICATION SERVICES 16,928
TRANSPORTATION - 0.1%
6,000,000 (e) Norfolk Southern Corp 2 .300 05/15/31 5,177
8,377,000 Vessel Management Services, Inc 5 .125 04/16/35 8,619
TOTAL TRANSPORTATION 13,796

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
UTILITIES - 3.2%
$ 10,254,000 AES Corp 5 .450% 06/01/28 $ 10,423
12,325,000 Ameren Illinois Co 2 .900 06/15/51 8,369
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,793
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,269
9,950,000 Avangrid, Inc 3 .200 04/15/25 9,664
13,200,000 Avangrid, Inc 3 .800 06/01/29 12,443
10,275,000 Avista Corp 4 .350 06/01/48 8,669
7,050,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 6,873
10,000,000 (c) Brooklyn Union Gas Co 4 .866 08/05/32 9,333
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,456
12,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 9,378
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,205
3,100,000 CMS Energy Corp 3 .750 12/01/50 2,447
11,300,000 (c) Colbun S.A. 3 .150 01/19/32 9,780
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 11,365
7,525,000 (c) Consorcio Transmantaro SA 4 .700 04/16/34 7,116
5,453,000 Consumers Energy Co 2 .500 05/01/60 3,330
15,573,242 (c) Continental Wind LLC 6 .000 02/28/33 15,869
13,087,000 Dominion Energy, Inc 2 .250 08/15/31 10,839
8,325,000 Dominion Energy, Inc 4 .350 N/A(d) 7,382
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,934
22,625,000 DTE Electric Co 1 .900 04/01/28 20,353
9,025,000 DTE Electric Co 3 .250 04/01/51 6,603
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,215
2,332,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,786
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,916
5,625,000 Duke Energy Florida LLC 2 .400 12/15/31 4,746
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 6,056
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,815
5,276,000 Duke Energy Progress LLC 4 .000 04/01/52 4,335
20,250,000 (c) Electricite de France S.A. 3 .625 10/13/25 19,772
2,800,000 Eversource Energy 0 .800 08/15/25 2,609
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,416
9,885,000 Georgia Power Co 3 .250 04/01/26 9,502
8,700,000 Georgia Power Co 5 .125 05/15/52 8,607
7,558,200 (c) India Cleantech Energy 4 .700 08/10/26 6,859
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 7,182
14,641,000 (c) Liberty Utilities Finance GP 2 .050 09/15/30 11,876
7,511,000 MidAmerican Energy Co 3 .650 04/15/29 7,176
5,725,000 MidAmerican Energy Co 5 .350 01/15/34 6,032
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 836
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,563
6,675,000 MidAmerican Energy Co 5 .850 09/15/54 7,385
12,350,000 National Fuel Gas Co 5 .500 01/15/26 12,363
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,608
11,250,000 National Fuel Gas Co 2 .950 03/01/31 9,417
11,610,000 (c) New York State Electric & Gas Corp 2 .150 10/01/31 9,243
3,829,000 (c) NextEra Energy Operating Partners LP 7 .250 01/15/29 4,009
13,164,000 (c) Niagara Mohawk Power Corp 1 .960 06/27/30 10,923
9,750,000 (c) Niagara Mohawk Power Corp 4 .119 11/28/42 8,008
1,000,000 (c) Niagara Mohawk Power Corp 5 .783 09/16/52 1,034
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,387
15,700,000 Pacific Gas and Electric Co 6 .700 04/01/53 17,034
10,534,000 PacifiCorp 2 .900 06/15/52 6,773
7,113,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,919
630,000 Public Service Co of Colorado 4 .750 08/15/41 568
5,000,000 Public Service Co of Colorado 3 .200 03/01/50 3,578
7,279,000 Public Service Co of Oklahoma 2 .200 08/15/31 6,034
1,651,000 Public Service Electric and Gas Co 3 .100 03/15/32 1,474
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,876
6,134,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,530
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,550,000 Public Service Electric and Gas Co 5 .125% 03/15/53 $ 6,821
17,875,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 16,705
16,684,000 San Diego Gas & Electric Co 4 .950 08/15/28 17,026
19,738,000 San Diego Gas & Electric Co 2 .950 08/15/51 13,892
2,615,957 SCE Recovery Funding LLC 1 .977 11/15/28 2,436
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,803
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,968
4,900,000 (e) Sempra 4 .875 N/A(d) 4,793
19,959,434 (c) Solar Star Funding LLC 3 .950 06/30/35 17,865
19,031,053 (c) Solar Star Funding LLC 5 .375 06/30/35 18,869
750,000 Southern California Edison Co 2 .750 02/01/32 645
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,647
15,635,000 Southern Power Co 4 .150 12/01/25 15,398
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,990
18,650,000 Southwestern Public Service Co 3 .150 05/01/50 12,793
3,690,000 (c),(e) Sunnova Energy Corp 5 .875 09/01/26 3,141
16,481,670 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 13,527
8,612,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 8,366
16,283,898 (c) Topaz Solar Farms LLC 4 .875 09/30/39 14,925
9,220,843 (c) Topaz Solar Farms LLC 5 .750 09/30/39 9,162
7,708,121 (c) UEP Penonome II S.A. 6 .500 10/01/38 5,861
15,000,000 Union Electric Co 2 .150 03/15/32 12,422
19,626,000 Union Electric Co 2 .625 03/15/51 12,476
10,952,000 Union Electric Co 3 .900 04/01/52 9,009
3,775,000 (c) Vistra Corp 7 .000 N/A(d) 3,718
10,049,000 Wisconsin Power and Light Co 3 .950 09/01/32 9,517
TOTAL UTILITIES 687,130
TOTAL CORPORATE BONDS 2,375,019
(Cost $2,558,993)
GOVERNMENT BONDS - 24.7%
AGENCY SECURITIES - 0.7%
360,055 Abay Leasing LLC 2 .654 11/09/26 348
12,544,403 Crowley Conro LLC 4 .181 08/15/43 12,115
3,515,424 Ethiopian Leasing LLC 2 .566 08/14/26 3,439
502,821 Export-Import Bank of the United States 2 .578 12/10/25 489
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,876
8,000,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 7,606
18,880,000 FNMA 0 .875 08/05/30 15,386
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 5,753
3,000,000 (b) India Government AID Bond LIBOR 3 M + 0.100% 5 .739 02/01/27 2,972
3,065,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 3,063
8,000,000 PEFCO 3 .250 06/15/25 7,844
7,765,000 PEFCO 3 .900 10/15/27 7,678
492,726 Sandalwood LLC 2 .836 07/10/25 484
978,333 Sandalwood LLC 2 .821 02/12/26 953
22,205,737 Thirax   LLC 0 .968 01/14/33 19,072
3,483,341 Thirax 2 LLC 2 .320 01/22/34 3,134
1,775,000 United States International Development Finance
Corp
1 .440 04/15/28 1,597
1,000,000 United States International Development Finance
Corp
1 .650 04/15/28 906
4,264,532 United States International Development Finance
Corp
1 .790 10/15/29 3,975
13,326,663 United States International Development Finance
Corp
2 .360 10/15/29 12,639
2,185,000 United States International Development Finance
Corp
2 .930 05/15/30 2,070
3,611,000 United States International Development Finance
Corp
3 .040 05/15/30 3,434

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,181,698 United States International Development Finance
Corp
3 .430% 06/01/33 $ 9,655
8,074,791 United States International Development Finance
Corp
1 .630 07/15/38 6,594
4,983,299 United States International Development Finance
Corp
2 .450 07/15/38 4,310
5,000,000 US Department of Housing and Urban Development
(HUD)
3 .535 08/01/36 4,472
TOTAL AGENCY SECURITIES 157,864
FOREIGN GOVERNMENT BONDS - 3.5%
11,850,000 (c) Arab Petroleum Investments Corp 1 .483 10/06/26 10,774
9,500,000 Asian Development Bank 2 .125 03/19/25 9,210
9,670,000 Asian Development Bank 4 .625 06/13/25 9,677
11,500,000 Asian Development Bank 1 .750 08/14/26 10,815
22,676,000 (e) Asian Development Bank 3 .125 09/26/28 21,813
10,000,000 Asian Development Bank 3 .875 06/14/33 9,849
6,263,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 5,784
5,375,000 (e) Asian Infrastructure Investment Bank 4 .875 09/14/26 5,464
3,000,000 (b),(c),(e) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620%
6 .016 08/16/27 3,010
EUR 7,925,000 (c) Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,669
10,839,600 BB Blue Financing DAC 4 .395 09/20/37 10,996
12,400,000 (c) BNG Bank NV 2 .625 02/27/24 12,339
17,250,000 (c) BNG Bank NV 3 .500 05/19/28 16,833
1,900,000 (c) Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,756
12,250,000 (c) Caisse d'Amortissement de la Dette Sociale 4 .875 09/19/26 12,447
4,750,000 (c) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,934
5,000,000 Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,294
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,502
16,020,000 Canada Government International Bond 3 .750 04/26/28 15,873
3,332,444 Canal Barge Co, Inc 4 .500 11/12/34 3,222
12,500,000 (c) CDP Financial, Inc 1 .000 05/26/26 11,526
5,625,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 5,625
10,075,000 Chile Government International Bond 3 .100 05/07/41 7,660
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,775
4,800,000 Colombia Government International Bond 8 .750 11/14/53 5,516
15,000,000 (c) Development Bank of Japan, Inc 0 .500 03/04/24 14,874
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 19,022
5,000,000 European Investment Bank 2 .500 10/15/24 4,905
6,540,000 (c) European Investment Bank 2 .876 06/13/25 6,386
3,750,000 European Investment Bank 2 .375 05/24/27 3,550
11,961,000 European Investment Bank 0 .625 10/21/27 10,536
3,750,000 European Investment Bank 3 .250 11/15/27 3,645
11,600,000 European Investment Bank 1 .625 10/09/29 10,200
10,000,000 European Investment Bank 0 .875 05/17/30 8,255
19,749,000 European Investment Bank 0 .750 09/23/30 16,020
6,445,000 European Investment Bank 3 .750 02/14/33 6,317
2,000,000 European Investment Bank 4 .875 02/15/36 2,138
10,875,000 Export Development Canada 3 .375 08/26/25 10,683
13,050,000 Export Development Canada 3 .875 02/14/28 12,966
7,610,000 Hydro-Quebec 8 .050 07/07/24 7,705
4,868,000 Inter-American Development Bank 1 .125 07/20/28 4,284
5,000,000 Inter-American Development Bank 1 .125 01/13/31 4,119
15,800,000 Inter-American Development Bank 3 .500 04/12/33 15,103
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,335
2,644,000 Inter-American Investment Corp 0 .625 02/10/26 2,440
19,785,000 Inter-American Investment Corp 4 .125 02/15/28 19,726
3,215,000 (b) International Bank for Reconstruction &
Development
SOFR Compounded Index +
0.390%
5 .812 06/17/24 3,219
12,850,000 International Bank for Reconstruction &
Development
0 .625 04/22/25 12,206
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 14,750,000 (e) International Bank for Reconstruction &
Development
3 .125% 11/20/25 $ 14,406
28,030,000 International Bank for Reconstruction &
Development
0 .000 03/31/27 25,848
5,250,000 International Bank for Reconstruction &
Development
0 .000 03/31/28 5,224
5,000,000 (c) International Development Association 0 .875 04/28/26 4,626
14,750,000 International Finance Corp 4 .750 03/16/26 14,894
10,643,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,844
3,050,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,808
1,750,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,796
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,269
12,500,000 (c) Kommunalbanken AS. 2 .125 02/11/25 12,130
4,175,000 (c) Kommuninvest I Sverige AB 4 .625 09/29/28 4,277
10,100,000 (c) Korea Electric Power Corp 1 .125 06/15/25 9,553
9,200,000 (b) Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .393 02/12/24 9,209
11,250,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,146
6,500,000 (e) Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,770
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,582
18,250,000 (c) Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,666
17,600,000 (c) Nederlandse Waterschapsbank NV 2 .375 03/24/26 16,857
12,375,000 (c) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,315
4,430,000 (c) Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,647
2,250,000 OMERS Finance Trust 3 .500 04/19/32 2,073
7,666,000 (c) OMERS Finance Trust 3 .500 04/19/32 7,062
3,125,000 (c) OMERS Finance Trust 4 .000 04/19/52 2,564
16,375,000 (c) OPEC Fund for International Development 4 .500 01/26/26 16,278
10,500,000 (c) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,416
12,175,000 Province of British Columbia Canada 4 .200 07/06/33 12,046
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,549
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,834
15,250,000 Province of Quebec Canada 1 .900 04/21/31 13,034
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,752
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,919
TOTAL FOREIGN GOVERNMENT BONDS 739,391
MORTGAGE BACKED - 9.9%
2,115,000 (b),(c) Angel Oak Mortgage Trust 2 .837 11/25/66 1,434
58,117,925 (b),(c) Citigroup Mortgage Loan Trust 0 .156 02/25/52 452
6,515,403 (b),(c) Citigroup Mortgage Loan Trust 0 .250 02/25/52 80
2,833,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .237 12/25/41 2,842
10,555,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 10,911
18,627,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .987 06/25/42 20,209
2,351,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 06/25/43 2,460
3,400,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 3,477
4,470,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .887 10/25/43 4,543
5,336,362 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,592
6,875,000 FHLMC 3 .740 06/01/37 6,318
2,277,912 FHLMC 3 .400 12/01/37 2,020
5,646,500 FHLMC 4 .300 12/01/37 5,444
1,853,046 FHLMC 3 .500 03/01/38 1,657
640,000 FHLMC 4 .330 05/01/38 616
3,207,952 FHLMC 2 .970 07/01/38 2,695
3,412,888 FHLMC 4 .550 07/01/38 3,371
5,775,000 FHLMC 3 .500 10/01/38 5,096
864,086 (b) FHLMC 30 D AVG SOFR + 5.806% 0 .467 03/15/44 75
5,970,496 FHLMC 3 .500 01/15/47 5,284
1,317,181 FHLMC 4 .000 10/15/47 1,247
2,223,798 FHLMC 4 .000 11/15/47 2,087
6,311,562 FHLMC 4 .000 01/15/48 6,032
6,095,585 FHLMC 4 .000 03/15/48 5,751
1,924,922 FHLMC 4 .000 04/15/48 1,830

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,731,628 FHLMC 4 .000% 04/15/48 $ 5,331
2,938,407 (b) FHLMC 30 D AVG SOFR + 9.737% 1 .195 06/15/48 2,859
1,996,404 (b) FHLMC 30 D AVG SOFR + 9.657% 1 .115 10/15/48 1,842
4,650,197 FHLMC 3 .000 11/01/49 4,187
2,621,129 FHLMC 2 .000 09/25/50 342
6,207,884 FHLMC 3 .000 09/25/50 4,541
4,737,535 FHLMC 3 .000 10/25/50 3,421
16,553,111 FHLMC 2 .500 02/25/51 2,830
5,894,790 FHLMC 2 .500 05/25/51 3,734
11,062,752 FHLMC 3 .000 11/01/51 9,980
1,300,471 FHLMC 3 .000 11/01/51 1,166
1,572,776 FHLMC 3 .000 11/01/51 1,419
1,138,178 FHLMC 3 .000 11/01/51 1,032
12,145,875 FHLMC 2 .500 02/01/52 10,433
11,865,867 FHLMC 2 .500 03/01/52 10,192
15,664,879 FHLMC 4 .000 04/01/52 14,818
13,109,758 FHLMC 3 .500 05/01/52 12,071
458,928 FHLMC 3 .500 06/01/52 422
9,094,754 FHLMC 4 .500 06/01/52 8,819
8,801,786 FHLMC 4 .500 07/01/52 8,535
1,603,178 FHLMC 4 .000 08/25/52 1,355
2,723,708 FHLMC 4 .500 10/25/52 2,476
10,205,138 FHLMC 6 .000 11/01/52 10,385
3,315,614 FHLMC 5 .500 11/25/52 3,388
3,189,896 FHLMC 3 .500 12/01/52 2,925
15,739,527 FHLMC 5 .000 01/01/53 15,577
2,637,912 FHLMC 5 .500 02/25/53 2,661
19,538,850 FHLMC 5 .500 08/01/53 19,622
3,318 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 3
88,625 FGLMC 4 .500 07/01/33 89
619,355 FGLMC 7 .000 12/01/33 642
163,180 FGLMC 7 .000 05/01/35 169
426,902 FGLMC 5 .000 06/01/36 434
128,594 FGLMC 5 .000 07/01/39 131
83,796 FGLMC 4 .000 06/01/42 81
167,858 FGLMC 4 .500 10/01/44 166
264,658 FGLMC 4 .500 11/01/44 262
415,187 FGLMC 4 .500 11/01/44 411
252,120 FGLMC 4 .500 12/01/44 249
307,742 FGLMC 4 .500 12/01/44 304
1,012,552 FGLMC 3 .500 04/01/45 954
3,923,700 FGLMC 3 .500 10/01/45 3,685
487,545 FGLMC 4 .500 06/01/47 483
1,014,676 FGLMC 4 .000 09/01/47 978
740,201 FGLMC 3 .500 12/01/47 696
3,044,501 FGLMC 4 .500 08/01/48 3,020
366 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 0 ^
11,117,541 (b) FNMA 2 .825 02/25/27 10,630
3,169,025 (b) FNMA 3 .302 06/25/28 3,048
8,250,000 (b) FNMA 1 .469 11/25/30 6,813
15,500,000 (b) FNMA 1 .245 01/25/31 12,600
879,235 FNMA 3 .500 05/01/32 857
1,027,657 FNMA 3 .000 10/01/32 981
1,034,368 FNMA 5 .000 05/01/35 1,051
9,000,000 FNMA 1 .625 08/24/35 6,702
694,854 FNMA 5 .000 10/01/35 706
522,302 FNMA 5 .000 02/01/36 531
1,041,962 FNMA 5 .500 11/01/38 1,073
140,103 FNMA 3 .000 05/01/40 129
416,329 FNMA 5 .000 09/01/40 423
1,013,897 FNMA 5 .000 05/01/41 1,029
688,651 FNMA 4 .000 09/01/42 668
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,396,538 (b) FNMA 30 D AVG SOFR + 5.836% 0 .498% 09/25/43 $ 167
1,157,318 FNMA 4 .500 03/01/44 1,155
54,681,299 FNMA 4 .000 05/01/44 52,717
314,437 FNMA 4 .500 06/01/44 311
3,413,617 FNMA 4 .500 06/01/44 3,372
744,959 FNMA 4 .500 08/01/44 736
1,920,447 FNMA 4 .500 10/01/44 1,897
3,392,016 FNMA 4 .500 11/01/44 3,350
617,228 FNMA 5 .000 11/01/44 627
894,623 FNMA 4 .500 12/01/44 884
393,797 FNMA 4 .000 01/01/45 382
165,295 FNMA 4 .500 03/01/45 163
263,711 FNMA 4 .500 04/01/45 261
2,008,796 FNMA 3 .500 05/01/45 1,892
2,311,514 FNMA 3 .000 07/25/45 2,031
2,848,318 FNMA 3 .500 01/01/46 2,672
547,565 FNMA 4 .000 04/01/46 527
3,242,371 FNMA 3 .500 06/01/46 3,043
2,135,671 FNMA 3 .500 07/01/46 2,004
3,438,690 FNMA 3 .500 07/01/46 3,242
960,242 FNMA 3 .500 08/01/46 901
288,954 FNMA 3 .000 10/01/46 256
2,584,029 FNMA 3 .500 10/01/46 2,425
1,124,234 FNMA 4 .500 05/01/47 1,123
1,363,090 FNMA 4 .000 10/01/47 1,314
225,322 FNMA 3 .500 11/01/47 211
272,194 FNMA 4 .500 11/01/47 269
2,899,046 FNMA 3 .500 01/01/48 2,706
1,925,122 FNMA 4 .500 01/01/48 1,901
1,567,791 FNMA 4 .500 02/01/48 1,548
4,119,543 FNMA 3 .500 02/25/48 3,567
1,267,449 FNMA 4 .500 05/01/48 1,251
948,724 FNMA 4 .500 05/01/48 936
3,039,315 FNMA 4 .000 07/25/48 2,869
11,383,620 FNMA 3 .000 07/01/50 10,243
5,298,295 FNMA 2 .000 08/25/50 732
6,323,282 FNMA 2 .000 10/25/50 4,334
13,400,321 FNMA 2 .500 11/25/50 1,916
4,652,479 FNMA 3 .000 12/25/50 762
3,839,817 FNMA 3 .000 02/25/51 617
26,365,232 FNMA 2 .000 04/01/51 21,646
4,263,001 FNMA 3 .000 09/01/51 3,825
4,959,943 FNMA 2 .500 11/25/51 652
6,028,322 FNMA 2 .000 01/01/52 5,011
13,119,403 FNMA 2 .500 02/01/52 11,241
6,890,287 FNMA 2 .500 02/01/52 5,919
4,596,988 FNMA 3 .500 02/01/52 4,274
1,873,059 FNMA 2 .500 04/01/52 1,609
25,067,976 FNMA 3 .000 04/01/52 22,352
7,061,710 FNMA 3 .000 04/01/52 6,281
1,311,657 FNMA 3 .500 04/01/52 1,204
13,036,560 FNMA 3 .500 05/01/52 12,005
37,042,599 FNMA 3 .500 05/01/52 33,989
22,075,651 FNMA 4 .000 05/01/52 20,882
2,449,075 FNMA 4 .000 05/25/52 1,958
15,781,468 FNMA 3 .500 06/01/52 14,526
42,134,419 FNMA 3 .500 06/01/52 38,659
18,478,510 FNMA 4 .000 06/01/52 17,479
4,265,518 FNMA 4 .500 06/01/52 4,136
41,453,299 FNMA 4 .000 07/01/52 39,236
13,264,992 FNMA 4 .000 07/01/52 12,547
3,913,993 FNMA 4 .500 07/01/52 3,795

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 33,178,899 FNMA 4 .500% 07/01/52 $ 32,172
6,618,409 FNMA 4 .500 07/25/52 6,220
28,480,189 FNMA 5 .000 08/01/52 28,213
2,429,793 FNMA 4 .500 08/25/52 2,130
15,758,614 FNMA 3 .500 09/01/52 14,462
51,759,000 FNMA 4 .000 09/01/52 48,957
199,125,966 FNMA 4 .500 09/01/52 193,084
11,654,549 FNMA 5 .000 09/01/52 11,534
1,845,703 FNMA 4 .000 09/25/52 1,596
2,299,219 FNMA 4 .000 09/25/52 2,091
95,973,349 FNMA 4 .000 10/01/52 90,775
32,372,303 FNMA 4 .500 10/01/52 31,390
75,041,586 FNMA 5 .000 10/01/52 74,336
2,027,354 FNMA 4 .500 10/25/52 1,972
1,766,444 FNMA 4 .500 10/25/52 1,666
47,568,152 FNMA 4 .500 11/01/52 46,125
3,582,142 FNMA 5 .500 11/25/52 3,631
31,544,305 FNMA 5 .500 12/01/52 31,734
174,998 FNMA 5 .000 01/01/53 173
33,962,255 FNMA 5 .000 02/01/53 33,599
24,740,857 FNMA 6 .000 02/01/53 25,129
16,031,688 FNMA 6 .000 03/01/53 16,278
8,816,158 FNMA 5 .000 04/01/53 8,722
10,930,868 FNMA 5 .000 06/01/53 10,891
46,902,181 FNMA 5 .500 06/01/53 47,092
1,309,780 FNMA 5 .000 08/01/53 1,296
36,900,701 FNMA 5 .500 10/01/53 37,053
498,976 (b),(c) Flagstar Mortgage Trust 3 .992 10/25/47 447
11,437,032 Freddie Mac Multifamily ML Certificates 2 .875 07/25/36 10,094
1,306,240 Government National Mortgage Association (GNMA) 2 .580 08/15/25 1,302
7,535,414 GNMA 2 .690 06/15/33 7,187
6,314,700 GNMA 3 .700 10/15/33 6,004
50,736 GNMA 5 .000 04/15/38 51
104,062 GNMA 6 .500 11/20/38 110
5,184,883 GNMA 5 .000 01/20/40 1,033
6,822,569 GNMA 3 .700 08/15/40 6,485
7,446,746 GNMA 2 .500 12/20/43 6,608
11,103,209 GNMA 2 .750 01/15/45 9,598
2,320,055 GNMA 3 .000 03/20/45 2,049
1,562,973 GNMA 4 .500 12/20/45 1,563
1,163,858 GNMA 4 .000 06/20/46 146
3,450,004 GNMA 5 .000 09/20/46 666
4,044,668 GNMA 3 .500 12/20/46 3,812
2,760,802 GNMA 3 .500 01/20/47 2,605
3,032,527 (b) GNMA SOFR 1 M + 5.986% 0 .628 03/20/50 423
1,550,896 GNMA 3 .500 10/20/50 1,451
5,266,392 GNMA 3 .000 07/20/51 4,788
10,887,797 GNMA 3 .000 11/20/51 8,067
21,259,121 GNMA 2 .500 12/20/51 18,590
12,941,510 GNMA 3 .000 12/20/51 9,247
8,927,893 GNMA 3 .000 01/20/52 6,496
4,279,961 GNMA 2 .500 02/20/52 3,614
10,605,394 GNMA 3 .000 02/20/52 7,471
7,381,249 GNMA 4 .000 04/20/52 6,274
10,172,283 GNMA 5 .000 04/20/52 1,989
17,403,845 GNMA 2 .500 05/20/52 15,214
50,251,270 GNMA 3 .000 05/20/52 45,481
39,809,199 GNMA 3 .500 07/20/52 37,049
2,476,196 GNMA 4 .000 07/20/52 2,147
7,175,748 GNMA 4 .000 08/20/52 6,847
57,715,777 GNMA 4 .000 09/20/52 55,070
4,399,611 GNMA 4 .500 09/20/52 4,072
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,247,295 GNMA 4 .500% 09/20/52 $ 2,951
3,591,064 GNMA 4 .500 09/20/52 3,416
3,019,879 GNMA 4 .500 09/20/52 2,847
3,875,437 GNMA 5 .000 09/20/52 3,853
9,321,219 GNMA 5 .000 11/20/52 9,256
23,858,450 GNMA 3 .500 12/20/52 22,204
36,436,211 GNMA 4 .500 12/20/52 35,562
7,977,524 GNMA 4 .500 02/20/53 7,785
3,830,734 GNMA 4 .500 02/20/53 3,584
8,231,544 GNMA 5 .000 02/20/53 8,180
3,344,495 GNMA 5 .500 02/20/53 3,373
9,504,233 (b) GNMA 30 D AVG SOFR + 6.950% 1 .612 05/20/53 1,028
6,988,660 (b) GNMA 30 D AVG SOFR + 23.205% 2 .388 08/20/53 7,404
6,147,781 GNMA 3 .000 08/20/53 5,564
4,899,579 (b) GNMA 30 D AVG SOFR + 25.350% 4 .533 08/20/53 5,222
1,209,620 (b),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 971
113,367 (b) Impac CMB Trust SOFR 1 M + 0.774% 6 .130 03/25/35 104
213,999 (b),(c) JP Morgan Mortgage Trust 3 .500 05/25/47 189
240,196 (b),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 208
85,200 (b),(c) JP Morgan Mortgage Trust 4 .000 01/25/49 78
18,130,356 (b),(c) JP Morgan Mortgage Trust 0 .126 06/25/51 95
31,794,700 (b),(c) JP Morgan Mortgage Trust 0 .111 11/25/51 168
2,184,369 (b),(c) JP Morgan Mortgage Trust 2 .500 11/25/51 1,753
31,531,978 (b),(c) JP Morgan Mortgage Trust 0 .120 12/25/51 176
2,752,028 (b),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 2,209
4,004,952 (b),(c) JP Morgan Mortgage Trust 2 .500 01/25/52 3,214
5,641,660 (b),(c) JP Morgan Mortgage Trust 2 .500 06/25/52 4,527
36,844,070 (c) JP Morgan Mortgage Trust 0 .224 07/25/52 361
6,268,116 (b),(c) JP Morgan Mortgage Trust 2 .500 07/25/52 5,030
9,564,916 (b),(c) JP Morgan Mortgage Trust 3 .250 07/25/52 8,201
9,578,375 (b),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 8,011
5,071,120 (b),(c) JP Morgan Mortgage Trust 3 .000 10/25/52 4,241
4,606,630 (b),(c) JP Morgan Mortgage Trust 3 .000 11/25/52 3,853
417,244 (b),(c) JP Morgan Mortgage Trust 5 .000 06/25/53 399
2,855,801 (b),(c) JP Morgan Mortgage Trust 5 .500 06/25/53 2,776
3,656,687 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,935
2,731,276 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,385
2,400,991 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,927
409,986 (b),(c) New Residential Mortgage Loan Trust 2 .797 09/25/59 380
470,000 (b),(c) New Residential Mortgage Loan Trust 2 .986 09/25/59 393
6,744,479 (b),(c) RCKT Mortgage Trust 2 .500 02/25/52 5,412
67,404 (b),(c) Sequoia Mortgage Trust 4 .000 06/25/49 63
169,868 (b),(c) Sequoia Mortgage Trust 3 .500 12/25/49 150
2,809,463 (b),(c) Sequoia Mortgage Trust 2 .500 06/25/51 2,255
271,713 (b),(c) Shellpoint Co-Originator Trust 3 .500 10/25/47 242
415,000 (b),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .837 10/25/41 412
5,360,000 (b),(c) STACR 30 D AVG SOFR + 2.400% 7 .737 02/25/42 5,433
2,785,000 (b),(c) STACR 30 D AVG SOFR + 4.750% 10 .087 02/25/42 2,888
8,125,000 (b),(c) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 8,359
3,000,000 (b),(c) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 3,187
17,165,000 (b),(c) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 17,885
15,004,000 (b),(c) STACR 30 D AVG SOFR + 4.500% 9 .837 06/25/42 16,186
8,336,000 (b),(c) STACR 30 D AVG SOFR + 4.000% 9 .337 07/25/42 8,757
8,650,000 (b),(c) STACR 30 D AVG SOFR + 3.550% 8 .887 08/25/42 8,963
6,670,000 (b),(c) STACR 30 D AVG SOFR + 3.700% 9 .037 09/25/42 7,029
7,830,000 (b),(c) STACR 30 D AVG SOFR + 3.250% 8 .587 04/25/43 8,171
58,931 (b),(c) STACR 3 .787 02/25/48 55
74,055 (b),(c) STACR 3 .842 05/25/48 71
1,405,000 (b),(c) STACR 30 D AVG SOFR + 4.800% 10 .137 10/25/50 1,575
982,000 (b),(c) Verus Securitization Trust 3 .207 11/25/59 893
388,503 (c) Verus Securitization Trust 1 .733 05/25/65 361

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,335,665 (b),(c) Woodward Capital Management 3 .000% 05/25/52 $ 2,790
TOTAL MORTGAGE BACKED 2,105,745
MUNICIPAL BONDS - 1.7%
1,170,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,146
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,725
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 831
455,000 California Municipal Finance Authority 2 .138 08/15/27 414
350,000 California Municipal Finance Authority 2 .288 08/15/28 313
500,000 California Municipal Finance Authority 3 .694 08/15/56 337
16,250,000 Chicago Housing Authority 4 .361 01/01/38 14,527
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,863
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,256
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,494
7,085,000 City & County of San Francisco CA 4 .000 04/01/47 5,877
5,500,000 City & County of San Francisco CA Community
Facilities District
4 .000 09/01/48 4,534
7,790,000 City & County of San Francisco CA Community
Facilities District
3 .482 09/01/50 5,759
1,240,000 City & County of San Francisco CA Community
Facilities District No 2014
6 .332 09/01/51 1,298
350,000 City & County of San Francisco CA Community
Facilities District No 2014-1
3 .091 09/01/36 292
1,000 City of Chicago IL 7 .750 01/01/42 1
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 986
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,173
7,500,000 City of Los Angeles CA 3 .880 09/01/38 6,766
7,190,000 City of Los Angeles CA 5 .000 09/01/42 7,043
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3 .158 05/15/29 1,434
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,133
1,780,000 (c) City of Miami FL 4 .808 01/01/39 1,708
3,000,000 City of New York NY 5 .828 10/01/53 3,391
4,835,000 City of Oakland CA 2 .070 01/15/29 4,309
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,183
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,208
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,373
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 15,829
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 952
5,255,000 City of Seattle WA Local Improvement District No
6751
2 .999 11/01/43 4,447
5,235,000 City of Seattle WA Local Improvement District No
6751
3 .079 11/01/43 4,395
3,500,000 (c) County of Gallatin MT 11 .500 09/01/27 3,708
10,515,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 8,834
3,500,000 District of Columbia 3 .432 04/01/42 2,805
10,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 9,980
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,112
6,000,000 (c) Florida Development Finance Corp 8 .000 07/01/57 6,125
22,445,000 Grant County Public Utility District No 2 2 .918 01/01/40 17,733
9,255,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,534
640,000 Henry County Water Authority 3 .000 01/01/43 474
850,000 Henry County Water Authority 3 .200 01/01/49 601
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 852
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,925
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,327
8,655,000 Los Angeles Community College District 2 .106 08/01/32 7,187
1,025,000 Maine State Housing Authority 2 .331 11/15/30 868
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797% 03/01/39 $ 2,182
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,714
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,550
3,405,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,432
6,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 6,481
11,645,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 12,445
8,295,000 (c) New Hampshire Business Finance Authority 5 .460 07/01/33 8,295
7,400,000 New Jersey Economic Development Authority 5 .706 06/15/30 7,872
3,000,000 New Jersey Economic Development Authority 5 .756 06/15/31 3,211
720,000 New Jersey Economic Development Authority 5 .298 03/01/32 738
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,208
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,087
17,500,000 New York Transportation Development Corp 5 .000 01/01/26 17,748
11,250,000 New York Transportation Development Corp 6 .971 06/30/51 11,274
13,250,000 (c),(f) Oregon State Business Development Commission 6 .500 04/01/31 1
3,470,000 (c),(f) Oregon State Business Development Commission 9 .000 04/01/37 0 ^
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,458
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,500
6,925,000 (a),(c) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 1
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,098
1,140,000 Pharr Economic Development Corp 3 .893 08/15/33 1,061
405,000 (a),(f) Public Finance Authority 15 .000 03/31/24 0 ^
1,735,000 (c) Public Finance Authority 7 .500 06/01/29 1,693
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,141
1,005,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,012
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,716
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 3,231
1,555,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,564
10,050,000 State of California 4 .988 04/01/39 9,997
5,250,000 State of Oregon 4 .112 05/01/27 5,225
3,150,000 State of Oregon 4 .250 05/01/29 3,149
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 (c) Syracuse Industrial Development Agency 5 .000 01/01/36 1,243
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,206
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,095
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,868
1,255,000 Texas Water Development Board 4 .248 10/15/35 1,216
5,880,000 Texas Water Development Board 4 .340 10/15/48 5,301
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,953
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,611
1,000,000 University of Cincinnati 3 .250 06/01/29 1,001
18,000,000 University of New Mexico 3 .532 06/20/32 17,232
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 408
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,159
695,000 Village of Bellwood IL 5 .375 12/01/32 651
4,500,000 Village of Bellwood IL 6 .000 12/01/50 3,790
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 1,001
TOTAL MUNICIPAL BONDS 364,884
U.S. TREASURY SECURITIES - 8.9%
35,830,000 United States Treasury Bond 2 .875 11/15/46 28,691
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,034
16,317,923 (g) United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 16,274
1,525,000 United States Treasury Note 2 .250 10/31/24 1,492
181,716,000 United States Treasury Note 4 .875 11/30/25 183,597
1,500,000 United States Treasury Note 0 .375 12/31/25 1,390
153,371,000 United States Treasury Note 4 .375 12/15/26 154,869
15,031,000 United States Treasury Note 0 .500 10/31/27 13,214

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 28,250,000 United States Treasury Note 1 .125% 08/31/28 $ 24,942
147,412,000 United States Treasury Note 4 .375 11/30/28 150,844
272,946,000 United States Treasury Note 4 .375 11/30/30 280,665
328,659,000 United States Treasury Note 4 .500 11/15/33 345,041
14,508,000 United States Treasury Note 1 .875 02/15/41 10,430
4,700,000 United States Treasury Note 2 .250 05/15/41 3,580
232,705,800 (h) United States Treasury Note 2 .375 02/15/42 178,547
29,796,000 United States Treasury Note 3 .250 05/15/42 26,141
2,070,000 United States Treasury Note 4 .000 11/15/42 2,012
171,215,000 United States Treasury Note 4 .750 11/15/43 183,655
40,008,000 United States Treasury Note 2 .250 02/15/52 27,734
269,378,000 United States Treasury Note 4 .125 08/15/53 272,282
TOTAL U.S. TREASURY SECURITIES 1,907,434
TOTAL GOVERNMENT BONDS 5,275,318
(Cost $5,399,440)
STRUCTURED ASSETS - 3.8%
ASSET BACKED - 1.3%
2,278,872 (c) Air Canada Pass Through Trust 3 .550 01/15/30 1,998
Series - 2017 1 (Class A)
900,000 (c) AMSR Trust 3 .148 01/19/39 835
Series - 2019 SFR1 (Class C)
800,000 (c) AMSR Trust 3 .247 01/19/39 740
Series - 2019 SFR1 (Class D)
2,000,000 (b),(c) BFLD Trust SOFR 1 M + 2.214% 7 .576 10/15/35 812
Series - 2020 EYP (Class C)
155,476 (b) C-BASS Trust SOFR 1 M + 0.274% 3 .400 07/25/36 149
Series - 2006 CB6 (Class A1)
27,160,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 26,941
Series - 2019 1 (Class AA)
3,953,606 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,506
Series - 2020 1 (Class AA)
15,587,308 Delta Air Lines Pass Through Trust 2 .500 06/10/28 13,746
Series - 2020 1 (Class A)
69,109 (b),(c) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .570 05/25/37 68
Series - 2007 2 (Class A2C)
5,750,000 (c) Frontier Issuer LLC 8 .300 08/20/53 5,709
Series - 2023 1 (Class B)
3,139,743 (c) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,419
Series - 2021 3CS (Class A)
3,380,526 (c) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,516
Series - 2021 4GS (Class A)
12,344,926 (c) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,617
Series - 2021 5CS (Class A)
4,310,705 (c) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,407
Series - 2022 1GS (Class A)
3,153,851 (c) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,361
Series - 2022 1GS (Class B)
13,960,956 (c) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,809
Series - 2022 3CS (Class A)
8,297,000 (c) Grace Trust 2 .347 12/10/40 6,719
Series - 2020 GRCE (Class A)
2,440,505 (c) Helios Issuer, LLC 5 .600 08/22/50 2,331
Series - 2023 B (Class B)
2,074,382 (c) HERO Funding Trust 3 .840 09/21/40 1,930
Series - 2015 1A (Class A)
566,014 (c) HERO Funding Trust 3 .990 09/21/40 533
Series - 2014 2A (Class A)
1,032,459 (c) HERO Funding Trust 3 .750 09/20/41 953
Series - 2016 2A (Class A)
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 937,677 (c) HERO Funding Trust 4 .050% 09/20/41 $ 879
Series - 2016 1A (Class A)
362,626 (c) HERO Funding Trust 3 .080 09/20/42 326
Series - 2016 3A (Class A1)
2,842,033 (c) HERO Funding Trust 3 .710 09/20/47 2,546
Series - 2017 1A (Class A1)
2,774,852 (c) HERO Funding Trust 3 .190 09/20/48 2,412
Series - 2017 3A (Class A1)
653,691 (c) HERO Funding Trust 3 .280 09/20/48 575
Series - 2017 2A (Class A1)
3,022,729 (c) HERO Funding Trust 4 .670 09/20/48 2,842
Series - 2018 1A (Class A2)
2,347,997 (c) HERO Funding Trust 2 .240 09/20/51 1,959
Series - 2021 1A (Class A)
7,375,000 (c) Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,450
Series - 2023 2A (Class A)
12,190 (b) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 12
Series - 2003 1 (Class M1)
599,972 (b),(c) Invitation Homes Trust SOFR 1 M + 1.364% 6 .726 01/17/38 599
Series - 2018 SFR4 (Class B)
3,124,250 (c) Loanpal Solar Loan Ltd 2 .290 01/20/48 2,431
Series - 2021 1GS (Class A)
5,361,888 (c) Loanpal Solar Loan Ltd 2 .220 03/20/48 3,991
Series - 2021 2GS (Class A)
1,897,325 (a),(c) Mosaic Solar Loan Trust 0 .000 04/20/46 1,206
Series - 2020 1A (Class R)
1,229,470 (c) Mosaic Solar Loan Trust 2 .100 04/20/46 1,073
Series - 2020 1A (Class A)
1,701,499 (c) Mosaic Solar Loan Trust 3 .100 04/20/46 1,504
Series - 2020 1A (Class B)
2,007,265 (c) Mosaic Solar Loan Trust 2 .050 12/20/46 1,561
Series - 2021 1A (Class B)
2,974,175 (c) Mosaic Solar Loan Trust 1 .440 06/20/52 2,393
Series - 2021 3A (Class A)
2,690,852 (c) Mosaic Solar Loans LLC 3 .820 06/22/43 2,491
Series - 2017 2A (Class A)
3,145,892 (c) Mosaic Solar Loans LLC 1 .640 04/22/47 2,574
Series - 2021 2A (Class A)
817,308 (b),(c) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 818
Series - 2018 GT2 (Class A)
750,000 (c) Progress Residential Trust 2 .711 11/17/40 632
Series - 2021 SFR9 (Class D)
1,917,736 (c) Renew 3 .670 09/20/52 1,760
Series - 2017 1A (Class A)
3,944,739 (c) Renew 3 .950 09/20/53 3,635
Series - 2018 1 (Class A)
3,611,582 (c) Renew 2 .060 11/20/56 2,876
Series - 2021 1 (Class A)
4,954,119 SCE Recovery Funding LLC 0 .861 11/15/31 4,217
Series - 2021 A-1 (Class A)
187,415 (b) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .370 09/25/34 177
Series - 2004 8 (Class M1)
6,368,210 (c) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,451
Series - 2021 C (Class A)
3,597,792 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,180
Series - 2022 A (Class A)
2,642,345 (c) Sunrun Athena Issuer LLC 5 .310 04/30/49 2,516
Series - 2018 1 (Class A)
8,607,710 (c) Sunrun Atlas Issuer LLC 3 .610 02/01/55 7,882
Series - 2019 2 (Class A)
5,450,549 (c) Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,609
Series - 2021 2A (Class A)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,057,688 (c) Sunrun Julius Issuer LLC 6 .600% 01/30/59 $ 5,166
Series - 2023 2A (Class A1)
6,733,417 (c) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,158
Series - 2022 1A (Class A)
1,619,204 (c) Tesla Auto Lease Trust 1 .180 03/20/25 1,614
Series - 2021 A (Class C)
13,325,000 (c) Tesla Auto Lease Trust 5 .860 08/20/25 13,350
Series - 2023 A (Class A2)
3,837,329 (c) Tesla Auto Lease Trust 0 .600 09/22/25 3,784
Series - 2021 B (Class A3)
5,000,000 (c) Tesla Auto Lease Trust 0 .630 09/22/25 4,909
Series - 2021 B (Class A4)
4,625,000 (c) Tesla Auto Lease Trust 5 .890 06/22/26 4,644
Series - 2023 A (Class A3)
9,422,000 (c) Tesla Auto Lease Trust 6 .130 09/21/26 9,516
Series - 2023 B (Class A3)
2,385,000 (c) Tesla Auto Lease Trust 6 .220 03/22/27 2,426
Series - 2023 B (Class A4)
5,380,000 (c) Tesla Auto Lease Trust 6 .570 08/20/27 5,474
Series - 2023 B (Class B)
8,250,000 (c) Tesla Electric Vehicle Trust 5 .540 12/21/26 8,274
Series - 2023 1 (Class A2A)
4,650,000 (c) Tesla Electric Vehicle Trust 5 .380 06/20/28 4,692
Series - 2023 1 (Class A3)
1,500,000 (c) Tesla Electric Vehicle Trust 5 .380 02/20/29 1,516
Series - 2023 1 (Class A4)
3,869,448 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 3,786
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,361
Series - 2021 B (Class A4)
475,000 (c) Tricon American Homes Trust 2 .049 07/17/38 433
Series - 2020 SFR1 (Class B)
13,216,186 (c) Vivint Colar Financing V LLC 4 .730 04/30/48 12,332
Series - 2018 1A (Class A)
4,570,160 (c) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,816
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 277,927
OTHER MORTGAGE BACKED - 2.5%
77,317 (b),(c) Agate Bay Mortgage Trust 3 .500 09/25/45 68
Series - 2015 6 (Class A9)
4,075,000 (b),(c) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .726 04/15/34 3,037
Series - 2021 ACEN (Class C)
5,000,000 (c) BANK 2 .500 10/17/52 2,629
Series - 2019 BN21 (Class D)
6,500,000 (b) BANK 3 .517 10/17/52 4,419
Series - 2019 BN21 (Class C)
8,000,000 (b) BANK 3 .461 11/15/62 6,091
Series - 2019 BN22 (Class C)
4,940,000 (b),(c) BBCMS Mortgage Trust 4 .267 08/05/38 3,361
Series - 2018 CHRS (Class E)
2,750,000 (c) BBCMS Trust 4 .798 08/10/35 2,289
Series - 2015 SRCH (Class C)
8,870,000 (b),(c) Benchmark Mortgage Trust 3 .899 03/15/62 6,170
Series - 2019 B10 (Class 3CCA)
5,200,000 (c) BMO 360A 3 .776 02/17/55 4,269
Series - 2022 C1 (Class 360A)
5,238,932 (b),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .674 10/15/38 5,121
Series - 2021 XL2 (Class C)
6,000,000 (b),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .202 01/17/39 5,860
Series - 2022 AHP (Class B)
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,000,000 (b),(c) BX TRUST SOFR 1 M + 1.490% 6 .852% 01/17/39 $ 5,888
Series - 2022 AHP (Class AS)
2,901,500 (b),(c) CCRC Affordable Multifamily Housing Mortgage Trust 5 .637 06/25/34 2,638
Series - 2017 Q005 (Class B)
2,000,000 (b) CD Mortgage Trust 3 .879 11/10/49 1,649
Series - 2016 CD2 (Class B)
1,000,000 (b),(c) Century Plaza Towers 2 .997 11/13/39 780
Series - 2019 CPT (Class B)
2,000,000 (b) Citigroup Commercial Mortgage Trust 4 .138 04/10/48 1,845
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,385
Series - 2019 GC41 (Class AS)
3,740,000 (b),(c) COMM Mortgage Trust 3 .413 10/10/29 3,265
Series - 2017 PANW (Class B)
3,000,000 (b),(c) COMM Mortgage Trust 3 .538 10/10/29 2,590
Series - 2017 PANW (Class C)
5,120,000 (c) COMM Mortgage Trust 4 .353 08/10/30 4,763
Series - 2013 300P (Class A1)
4,375,000 (c) COMM Mortgage Trust 3 .376 01/10/39 3,611
Series - 2022 HC (Class C)
3,500,000 (b),(c) COMM Mortgage Trust 4 .067 03/10/48 2,772
Series - 2015 CR22 (Class D)
1,100,000 (b) COMM Mortgage Trust 4 .287 05/10/48 990
Series - 2015 CR23 (Class C)
1,000,000 (b) COMM Mortgage Trust 4 .287 05/10/48 825
Series - 2015 CR23 (Class D)
2,500,000 (b) COMM Mortgage Trust 3 .463 08/10/48 2,028
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 863
Series - 2019 GC44 (Class AM)
6,000,000 (b),(c) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,714
Series - 2022 HC (Class D)
22,245,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .837 03/25/42 23,285
Series - 2022 R03 (Class 1M2)
4,985,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .337 04/25/42 5,081
Series - 2022 R05 (Class 2M2)
15,710,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187 05/25/42 16,545
Series - 2022 R06 (Class 1M2)
4,298,000 (b),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .937 07/25/42 4,513
Series - 2022 R08 (Class 1M2)
19,020,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .087 09/25/42 20,616
Series - 2022 R09 (Class 2M2)
24,864,000 (b),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 26,319
Series - 2023 R01 (Class 1M2)
15,000,000 (c) CPT Mortgage Trust 2 .865 11/13/39 12,672
Series - 2019 CPT (Class A)
2,000,000 (b),(c) CPT Mortgage Trust 2 .997 11/13/39 1,218
Series - 2019 CPT (Class E)
5,000,000 (b),(c) Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 3,648
Series - 2017 CALI (Class B)
3,030,050 (b),(c) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,499
Series - 2021 NQM8 (Class A3)
6,650,000 (b),(c) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,973
Series - 2017 C8 (Class 85BA)
6,100,000 (b),(c) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,179
Series - 2017 C8 (Class 85BB)
2,000,000 (b),(c) CSMC Series 3 .388 10/25/59 1,818
Series - 2019 NQM1 (Class M1)
102,725,000 (b),(c) DOLP Trust 0 .665 05/10/41 3,734
Series - 2021 NYC (Class X)
7,491,280 (b),(c) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .796 11/15/38 7,333
Series - 2021 ELP (Class C)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,995,350 (b),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .595% 11/15/38 $ 3,883
Series - 2021 ELP (Class E)
6,606,832 Federal Home Loan Mortgage Corp (FHLMC) 1 .877 07/25/37 5,095
Series - 2021 21-ML08 (Class ML08)
38,112 (b),(c) Flagstar Mortgage Trust 4 .000 09/25/48 36
Series - 2018 5 (Class A11)
1,373,029 (b),(c) Flagstar Mortgage Trust 2 .500 04/25/51 1,102
Series - 2021 2 (Class A4)
4,220,503 (b),(c) Flagstar Mortgage Trust 2 .500 06/01/51 3,387
Series - 2021 4 (Class A21)
10,260,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 8,701
Series - 2021 P009 (Class A2)
7,324,000 (b) Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,339
Series - 2022 P013 (Class A2)
39,130,437 (b) Freddie Mac Multifamily ML Certificates 1 .770 11/25/37 4,674
Series - 2021 ML08 (Class XCA)
3,127,971 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,395
Series - 2021 ML08 (Class ML08)
9,944,933 (b) Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,098
Series - 2022 ML14 (Class A)
15,635,561 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 12,155
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .871 07/25/33 3,330
Series - 2015 Q002 (Class A2)
1,024,983 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518 09/25/35 783
Series - 2020 Q012 (Class A3)
4,489,818 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,651
Series - 2020 Q014 (Class A1)
16,420,100 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 14,262
Series - 2022 M068 (Class A)
1,730,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,626
Series - 2022 M069 (Class A)
5,985,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,832
Series - 2020 M061 (Class A)
11,875,000 (c) Frontier Issuer LLC 6 .600 08/20/53 11,813
Series - 2023 1 (Class A2)
1,325,000 (b),(c) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6 .276 02/15/38 997
Series - 2021 GCT (Class A)
1,385,306 (b),(c) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6 .513 10/15/31 1,263
Series - 2018 HART (Class A)
2,972,000 (b),(c) GS Mortgage Securities Trust 4 .904 03/10/33 2,616
Series - 2018 GS10 (Class WLSC)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,728
Series - 2016 GS3 (Class AS)
830,000 (b) GS Mortgage Securities Trust 3 .952 11/10/49 685
Series - 2016 GS4 (Class C)
345,191 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 292
Series - 2020 PJ4 (Class A4)
25,953,970 (b),(c) GS Mortgage-Backed Securities Corp Trust 0 .269 03/27/51 278
Series - 2020 PJ5 (Class AX1)
706,710 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 601
Series - 2020 PJ5 (Class A4)
993,327 (b),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 797
Series - 2020 PJ6 (Class A4)
63,469,679 (b),(c) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 432
Series - 2021 PJ3 (Class AX1)
5,387,892 (b),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,324
Series - 2021 PJ5 (Class A4)
4,744,972 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,969
Series - 2022 PJ2 (Class A36)
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,267,150 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000% 09/25/52 $ 1,896
Series - 2022 PJ4 (Class A36)
403,801 (b),(c) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 341
Series - 2020 PJ1 (Class B2)
1,091,819 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 876
Series - 2021 PJ2 (Class A4)
7,986,402 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,424
Series - 2021 PJ6 (Class A4)
10,235,692 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,214
Series - 2021 PJ7 (Class A4)
4,599,450 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,691
Series - 2021 PJ8 (Class A4)
2,506,339 (b),(c) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,920
Series - 2021 PJ7 (Class B2)
4,503,238 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,614
Series - 2021 PJ10 (Class A4)
2,794,728 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,423
Series - 2022 PJ1 (Class A8)
2,097,796 (b),(c) GS Mortgage-Backed Securities Trust 2 .832 05/28/52 1,637
Series - 2022 PJ1 (Class B2)
5,241,122 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,384
Series - 2022 PJ5 (Class A36)
2,935,211 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,455
Series - 2022 PJ6 (Class A24)
5,730,308 (b),(c) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 4,978
Series - 2023 PJ1 (Class A24)
526,123 (b) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .090 08/19/45 481
Series - 2005 11 (Class 2A1A)
6,000,000 (c) Hudson Yards Mortgage Trust 2 .835 08/10/38 5,582
Series - 2016 10HY (Class A)
5,000,000 (b),(c) Hudson Yards Mortgage Trust 2 .977 08/10/38 4,605
Series - 2016 10HY (Class B)
5,000,000 (b),(c) Hudson Yards Mortgage Trust 2 .977 08/10/38 4,545
Series - 2016 10HY (Class C)
7,000,000 (c) Hudson Yards Mortgage Trust 3 .228 07/10/39 6,206
Series - 2019 30HY (Class A)
4,000,000 (b),(c) Hudson Yards Mortgage Trust 2 .943 12/10/41 3,139
Series - 2019 55HY (Class D)
7,000,000 (b),(c) Hudson Yards Mortgage Trust 2 .943 12/10/41 5,154
Series - 2019 55HY (Class E)
480,000 (b),(c) Imperial Fund Mortgage Trust 3 .531 10/25/55 409
Series - 2020 NQM1 (Class M1)
1,700,000 (b),(c) JP Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 2.134% 7 .496 10/15/33 1,526
Series - 2020 609M (Class B)
2,000,000 (b),(c) JP Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 2.534% 7 .896 10/15/33 1,658
Series - 2020 609M (Class C)
1,234,063 (b),(c) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .678 12/25/44 1,182
Series - 2015 1 (Class B1)
73,780 (b),(c) JP Morgan Mortgage Trust 3 .500 05/25/45 66
Series - 2015 3 (Class A19)
409,184 (b),(c) JP Morgan Mortgage Trust 3 .500 10/25/45 362
Series - 2015 6 (Class A13)
294,961 (b),(c) JP Morgan Mortgage Trust 3 .500 09/25/48 257
Series - 2018 3 (Class A13)
829,971 (b),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 716
Series - 2018 5 (Class A13)
803,933 (b),(c) JP Morgan Mortgage Trust 3 .684 10/26/48 783
Series - 2017 5 (Class A2)
184,595 (b),(c) JP Morgan Mortgage Trust 4 .000 02/25/49 168
Series - 2018 9 (Class A13)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 25,719 (b),(c) JP Morgan Mortgage Trust 4 .000% 05/25/49 $ 24
Series - 2019 1 (Class A3)
166,866 (b),(c) JP Morgan Mortgage Trust 4 .000 05/25/49 153
Series - 2019 1 (Class A15)
362,049 (b),(c) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .420 10/25/49 351
Series - 2019 INV1 (Class A11)
1,546,762 (b),(c) JP Morgan Mortgage Trust 3 .823 06/25/50 1,336
Series - 2020 1 (Class B2)
20,579,420 (b),(c) JP Morgan Mortgage Trust 0 .139 07/25/51 136
Series - 2021 3 (Class AX1)
14,623,503 (b),(c) JP Morgan Mortgage Trust 0 .131 08/25/51 91
Series - 2021 4 (Class AX1)
2,628,324 (b),(c) JP Morgan Mortgage Trust 2 .881 08/25/51 2,040
Series - 2021 4 (Class B2)
28,102,017 (b),(c) JP Morgan Mortgage Trust 0 .137 10/25/51 181
Series - 2021 6 (Class AX1)
3,140,442 (b),(c) JP Morgan Mortgage Trust 2 .500 10/25/51 2,520
Series - 2021 6 (Class A15)
1,168,672 (b),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 938
Series - 2021 10 (Class A15)
1,066,569 (b),(c) JP Morgan Mortgage Trust 2 .500 02/25/52 856
Series - 2021 12 (Class A15)
1,771,435 (b),(c) JP Morgan Mortgage Trust 2 .500 05/25/52 1,422
Series - 2021 14 (Class A15)
1,128,432 (b),(c) JP Morgan Mortgage Trust 2 .927 05/25/52 910
Series - 2021 LTV2 (Class A3)
6,806,280 (b),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 5,676
Series - 2022 2 (Class A25)
6,233,303 (b),(c) JP Morgan Mortgage Trust 3 .500 09/25/52 5,415
Series - 2022 LTV2 (Class A6)
3,250,992 (b),(c) JP Morgan Mortgage Trust 3 .000 12/25/52 2,719
Series - 2022 7 (Class 1A17)
1,632,361 (b),(c) JP Morgan Mortgage Trust 4 .000 12/25/52 1,461
Series - 2022 7 (Class 2A6A)
5,000,000 (c) Liberty Street Trust 3 .597 02/10/36 4,582
Series - 2016 225L (Class A)
4,000,000 (b),(c) MAD Mortgage Trust 3 .188 08/15/34 3,597
Series - 2017 330M (Class A)
4,000,000 (b),(c) MAD Mortgage Trust 3 .366 08/15/34 3,361
Series - 2017 330M (Class B)
2,000,000 (b),(c) Manhattan West 2 .335 09/10/39 1,725
Series - 2020 1MW (Class C)
2,000,000 (c) Manhattan West Mortgage Trust 2 .130 09/10/39 1,769
Series - 2020 1MW (Class A)
2,169,000 (b),(c) Menora Mivtachim Holdings Ltd 3 .939 02/17/55 1,236
Series - 2022 C1 (Class 360D)
132,191 (b) Morgan Stanley Capital I Trust 6 .079 12/12/49 56
Series - 2007 IQ16 (Class AJFX)
858,054 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 751
Series - 2021 4 (Class A4)
3,000,000 (b),(c) MSDB Trust 3 .316 07/11/39 2,644
Series - 2017 712F (Class A)
4,880,929 (b),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 4,436
Series - 2019 MILE (Class A)
6,750,000 (b),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .241 07/15/36 5,777
Series - 2019 MILE (Class B)
4,250,000 (b),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .641 07/15/36 3,422
Series - 2019 MILE (Class C)
9,800,000 (b),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8 .941 07/15/36 6,925
Series - 2019 MILE (Class E)
1,500,000 (b),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .691 07/15/36 982
Series - 2019 MILE (Class F)
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 32,435 (b) New York Mortgage Trust SOFR 1 M + 0.594% 5 .950% 02/25/36 $ 32
Series - 2005 3 (Class A1)
4,984,675 (b),(c) OBX Trust 2 .500 07/25/51 4,000
Series - 2021 J2 (Class A19)
290,244 (b),(c) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 277
Series - 2018 1 (Class A2)
1,519,125 (b),(c) Oceanview Mortgage Trust 2 .500 05/25/51 1,219
Series - 2021 1 (Class A19)
1,757,464 (b),(c) Oceanview Mortgage Trust 4 .500 11/25/52 1,657
Series - 2022 1 (Class A1)
11,800,000 (c) One Bryant Park Trust 2 .516 09/15/54 10,014
Series - 2019 OBP (Class A)
4,699,000 (c) One Market Plaza Trust 3 .614 02/10/32 4,298
Series - 2017 1MKT (Class A)
1,000,000 (c) One Market Plaza Trust 3 .845 02/10/32 877
Series - 2017 1MKT (Class B)
2,000,000 (c) One Market Plaza Trust 4 .146 02/10/32 1,592
Series - 2017 1MKT (Class D)
4,862,651 (b),(c) RCKT Mortgage Trust 2 .500 09/25/51 3,902
Series - 2021 4 (Class A21)
5,149,829 (b),(c) RCKT Mortgage Trust 3 .500 06/25/52 4,474
Series - 2022 4 (Class A22)
412,708 (b),(c) Sequoia Mortgage Trust 3 .500 05/25/45 374
Series - 2015 2 (Class A1)
175,226 (b),(c) Sequoia Mortgage Trust 3 .500 06/25/46 155
Series - 2016 1 (Class A19)
632,065 (b),(c) Sequoia Mortgage Trust 3 .721 09/25/47 583
Series - 2017 6 (Class B1)
9,061 (b),(c) Sequoia Mortgage Trust 4 .000 09/25/48 8
Series - 2018 7 (Class A19)
1,373,390 (b),(c) Sequoia Mortgage Trust 3 .000 04/25/50 1,149
Series - 2020 3 (Class A19)
3,597,604 (b),(c) Sequoia Mortgage Trust 5 .000 01/25/53 3,430
Series - 2023 1 (Class A19)
78,068,000 (b),(c) SLG Office Trust 0 .258 07/15/41 1,163
Series - 2021 OVA (Class X)
1,125,000 (b),(c) STWD Mortgage Trust SOFR 1 M + 1.371% 6 .733 11/15/36 1,101
Series - 2021 LIH (Class AS)
4,000,000 (c) SUMIT Mortgage Trust 2 .789 02/12/41 3,128
Series - 2022 BVUE (Class A)
2,468,960 (b),(c) Verus Securitization Trust 2 .240 10/25/66 2,057
Series - 2021 7 (Class A3)
48,182 (b),(c) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 45
Series - 2019 2 (Class A17)
443,195 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 370
Series - 2020 4 (Class A17)
6,721,427 (b),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,394
Series - 2021 2 (Class A17)
2,323,637 (b),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,865
Series - 2022 2 (Class A18)
145,780 (b),(c) WinWater Mortgage Loan Trust 3 .919 06/20/44 123
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 540,968
TOTAL STRUCTURED ASSETS 818,895
(Cost $916,970)
SHARES
REFERENCERATE & SPREAD

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
COMMON STOCKS - 59.6%
AUTOMOBILES & COMPONENTS - 1.6%
261,171 (i) American Axle & Manufacturing Holdings, Inc $ 2,301
162,522 (i) Aptiv plc 14,581
169,453 Bayerische Motoren Werke AG. 18,855
73,915 Bayerische Motoren Werke AG. (Preference) 7,355
373,600 (e) Bridgestone Corp 15,430
473,301 Cie Generale des Etablissements Michelin S.C.A 17,004
329,999 Daimler AG. (Registered) 22,769
2,026,390 Honda Motor Co Ltd 20,903
586,100 Isuzu Motors Ltd 7,514
253,679 Magna International, Inc 14,989
107,902 (i) Modine Manufacturing Co 6,442
438,366 (e),(i) Rivian Automotive, Inc 10,284
701,322 (i) Tesla, Inc 174,264
594,969 (e) Yamaha Motor Co Ltd 5,294
TOTAL AUTOMOBILES & COMPONENTS 337,985
BANKS - 3.1%
2,364 Ameris Bancorp 125
2,436,039 Banco Bilbao Vizcaya Argentaria S.A. 22,203
25,028 (i) Bancorp, Inc 965
1,521,949 Bank Hapoalim Ltd 13,672
268,572 Bank of Montreal 26,574
505,354 (e) Bank of Nova Scotia 24,599
65,681 Bank OZK 3,273
2,405 Banner Corp 129
68,859 Berkshire Hills Bancorp, Inc 1,710
4,739,500 BOC Hong Kong Holdings Ltd 12,875
1,840 Cadence Bank 54
6,038 Camden National Corp 227
438,691 (e) Canadian Imperial Bank of Commerce 21,123
1,213,196 Citigroup, Inc 62,407
1,366 Citizens Financial Group, Inc 45
2,120 Columbia Banking System, Inc 57
863 (e) Commerce Bancshares, Inc 46
502,510 Commonwealth Bank of Australia 38,300
889 Community Trust Bancorp, Inc 39
60,894 (i) Customers Bancorp, Inc 3,509
568,987 DNB Bank ASA 12,097
330,921 Erste Bank der Oesterreichischen Sparkassen AG. 13,404
7,030 First Busey Corp 174
1,019 Glacier Bancorp, Inc 42
1,984 Hancock Whitney Corp 96
4,964 Heritage Financial Corp 106
5,535,967 HSBC Holdings plc 44,786
414,518 Huntington Bancshares, Inc 5,273
7,265,463 Intesa Sanpaolo S.p.A. 21,262
533,054 JPMorgan Chase & Co 90,672
236,957 KBC Groep NV 15,378
2,557 Keycorp 37
1,158,321 Mizuho Financial Group, Inc 19,758
36,265 National Bank Holdings Corp 1,349
178,034 (e) National Bank of Canada 13,570
9,051 Old National Bancorp 153
1,809,667 Oversea-Chinese Banking Corp 17,806
300,721 PNC Financial Services Group, Inc 46,567
990,460 Regions Financial Corp 19,195
571,044 Societe Generale 15,193
1,849,445 Standard Chartered plc 15,695
1,363,805 Svenska Handelsbanken AB 14,821
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,226 (i) Texas Capital Bancshares, Inc $ 144
560,694 Toronto-Dominion Bank 36,230
4,787 Trico Bancshares 206
471,499 Truist Financial Corp 17,408
2,114 UMB Financial Corp 177
18,027 Univest Financial Corp 397
2,021 Westamerica Bancorporation 114
1,110 Wintrust Financial Corp 103
TOTAL BANKS 654,145
CAPITAL GOODS - 4.5%
427,339 3M Co 46,717
588,895 ABB Ltd 26,146
790 Acuity Brands, Inc 162
247 Allegion plc 31
181,708 Ashtead Group plc 12,630
510,377 Assa Abloy AB 14,709
1,130,260 Atlas Copco AB 16,769
1,169,208 Atlas Copco AB 20,147
121,368 (i) Axon Enterprise, Inc 31,353
688 (i) Beacon Roofing Supply, Inc 60
12,294 Boise Cascade Co 1,590
272,149 Bouygues S.A. 10,268
413,898 (i) CAE, Inc 8,934
866,531 Carrier Global Corp 49,782
248,980 Caterpillar, Inc 73,616
51,829 Cummins, Inc 12,417
84,092 Curtiss-Wright Corp 18,735
900 Daifuku Co Ltd 18
81,100 Daikin Industries Ltd 13,156
92,545 DCC plc 6,810
155,891 Deere & Co 62,336
396 Dover Corp 61
260,869 Eaton Corp plc 62,823
98,775 Eiffage S.A. 10,604
1,733 EMCOR Group, Inc 373
71,368 Emerson Electric Co 6,946
1,823 Epiroc AB 37
46,955 Fanuc Ltd 1,378
172,378 Fastenal Co 11,165
576 Ferguson plc 111
144,957 Fortive Corp 10,673
3,852 Fortune Brands Innovations, Inc 293
4,591 Geberit AG. 2,947
151,824 (i) Great Lakes Dredge & Dock Corp 1,166
178,499 Hexcel Corp 13,164
986 Husqvarna AB (B Shares) 8
2,459 IDEX Corp 534
226,958 Illinois Tool Works, Inc 59,449
1,115 Ingersoll Rand, Inc 86
368,751 Johnson Controls International plc 21,255
1,076,270 Keppel Corp Ltd 5,759
346,500 Komatsu Ltd 9,017
275,174 (i) Kratos Defense & Security Solutions, Inc 5,583
383,900 Kubota Corp 5,762
161,080 Legrand S.A. 16,774
86 Lennox International, Inc 39
50,237 (i) Manitowoc Co, Inc 838
874,400 Marubeni Corp 13,767
109,661 (i) Mercury Computer Systems, Inc 4,010
52,107 Metso Outotec Oyj 529
557,700 Mitsui & Co Ltd 20,894

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,924 Moog, Inc (Class A) $ 4,622
15,055 (i) MYR Group, Inc 2,177
147,555 Nibe Industrier AB 1,036
333,800 Obayashi Corp 2,884
9,277 Owens Corning, Inc 1,375
455 Pentair plc 33
60,083 (i) Proto Labs, Inc 2,341
31,896 Quanta Services, Inc 6,883
56,823 Rockwell Automation, Inc 17,642
7,116 Rush Enterprises, Inc (Class A) 358
127,111 Sandvik AB 2,762
175,604 Schneider Electric S.A. 35,350
55,809,519 (i) SembCorp Marine Ltd 4,983
355,600 Shimizu Corp 2,359
222,749 Siemens AG. 41,790
18,061 SKF AB (B Shares) 362
392 Toto Ltd 10
101,895 Trane Technologies plc 24,852
146,892 (i) Triumph Group, Inc 2,435
44,615 United Rentals, Inc 25,583
24,341 (i) V2X, Inc 1,130
258,187 Vestas Wind Systems A.S. 8,170
697,434 Volvo AB (B Shares) 18,147
19,301 W.W. Grainger, Inc 15,995
1,964 Wabash National Corp 50
344,045 Wartsila Oyj (B Shares) 5,000
40,621 WSP Global, Inc 5,694
53,419 Xylem, Inc 6,109
700 Yaskawa Electric Corp 29
TOTAL CAPITAL GOODS 952,592
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
834 ABM Industries, Inc 37
33,977 ACCO Brands Corp 207
53,127 (i) ASGN, Inc 5,109
249,991 Automatic Data Processing, Inc 58,240
3,969 Brambles Ltd 37
369,489 Bureau Veritas S.A. 9,348
274,481 Computershare Ltd 4,572
1,006,167 (i) Copart, Inc 49,302
23,184 CSG Systems International, Inc 1,234
614 Dai Nippon Printing Co Ltd 18
195,183 (i) ExlService Holdings, Inc 6,021
54,343 (i) FTI Consulting, Inc 10,822
5,059 Heidrick & Struggles International, Inc 149
44,488 Intertek Group plc 2,408
56,079 Kelly Services, Inc (Class A) 1,212
50,425 (i) Liquidity Services, Inc 868
205,155 (i) OPENLANE, Inc 3,038
37,996 Randstad Holdings NV 2,385
71,301 RB Global, Inc 4,771
288,600 Recruit Holdings Co Ltd 12,067
695,611 RELX plc 27,598
62,095 Robert Half International, Inc 5,459
471 Secom Co Ltd 34
97,700 SGS S.A. 8,435
20,295 (e),(i) Sterling Check Corp 283
108,028 Thomson Reuters Corp 15,794
173,583 TransUnion 11,927
2,948 (i) TriNet Group, Inc 351
97,005 (i) Veralto Corp 7,980
21,187 Verisk Analytics, Inc 5,061
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
212,798 Waste Management, Inc $ 38,112
35,895 Wolters Kluwer NV 5,107
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 297,986
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.8%
20,974 (i) 1-800-FLOWERS.COM, Inc (Class A) 226
635 (i) Autozone, Inc 1,642
621 Best Buy Co, Inc 48
184 (i) Burlington Stores, Inc 36
158 (e) Canadian Tire Corp Ltd 17
899 (i) Carmax, Inc 69
25,062 (i) Children's Place, Inc 582
28,621 Dieteren S.A. 5,598
34,769 Dollarama, Inc 2,506
687,185 eBay, Inc 29,975
54,500 Fast Retailing Co Ltd 13,477
8,815 (i) Five Below, Inc 1,879
29,570 (i) Genesco, Inc 1,041
679 Genuine Parts Co 94
289,675 Hennes & Mauritz AB (B Shares) 5,081
318,599 Home Depot, Inc 110,410
502,909 Industria de Diseno Textil S.A. 21,944
5,813 Kingfisher plc 18
3,030 LKQ Corp 145
302,810 Lowe's Cos, Inc 67,390
44,620 (i) MarineMax, Inc 1,736
383 (i) Mercadolibre, Inc 602
366 Next plc 38
47,429 Pool Corp 18,910
654,845 Prosus NV 19,508
34,896 Shoe Carnival, Inc 1,054
669,511 TJX Cos, Inc 62,807
23,577 Tractor Supply Co 5,070
186,836 Wesfarmers Ltd 7,266
2,144 Winmark Corp 895
18,408 (c),(i) Zalando SE 436
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 380,500
CONSUMER DURABLES & APPAREL - 1.1%
74,165 Adidas-Salomon AG. 15,071
385,655 Barratt Developments plc 2,763
68,119 Berkeley Group Holdings plc 4,067
308,453 Burberry Group plc 5,563
35,677 (i) Crocs, Inc 3,333
13,639 (i) Deckers Outdoor Corp 9,117
524 Gildan Activewear, Inc 17
58,468 (i) GoPro, Inc 203
55,526 (i) Green Brick Partners, Inc 2,884
804 Hasbro, Inc 41
11,933 Hermes International 25,364
32,983 (i) iRobot Corp 1,276
37,871 Kering 16,773
106,301 (i) Lululemon Athletica, Inc 54,351
175,418 Moncler S.p.A 10,800
2,248 (i) NVR, Inc 15,737
1,484,700 Panasonic Corp 14,621
262 Pandora A.S. 36
880 Persimmon plc 16
48,760 Pulte Homes, Inc 5,033
18,601 Puma AG. Rudolf Dassler Sport 1,035
2,388 PVH Corp 292
1,026 Sekisui Chemical Co Ltd 15

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
237,400 Sekisui House Ltd $ 5,262
196,385 (i) Sonos, Inc 3,366
390,800 Sony Corp 36,982
1,076,998 Taylor Wimpey plc 2,016
2,785 VF Corp 52
389 Yamaha Corp 9
TOTAL CONSUMER DURABLES & APPAREL 236,095
CONSUMER SERVICES - 1.8%
237,336 Accor S.A. 9,084
38,630 ADT, Inc 263
244,616 Amadeus IT Holding S.A. 17,569
19,555 (i) Booking Holdings, Inc 69,366
48,734 (i) Bright Horizons Family Solutions, Inc 4,593
33,285 Carriage Services, Inc 832
711,559 Compass Group plc 19,471
75,945 (i) Dave & Buster's Entertainment, Inc 4,090
292,764 Hilton Worldwide Holdings, Inc 53,309
575 IDP Education Ltd 8
109,464 InterContinental Hotels Group plc 9,871
254,952 McDonald's Corp 75,596
548,500 Oriental Land Co Ltd 20,387
280,736 Pearson plc 3,448
40,501 (i) Planet Fitness, Inc 2,957
3,541 (i) Shake Shack, Inc 262
26,316 (i) Six Flags Entertainment Corp 660
623,953 Starbucks Corp 59,906
22,338 Vail Resorts, Inc 4,769
129,335 Whitbread plc 6,021
27,949 Wingstop, Inc 7,171
81,717 Yum! Brands, Inc 10,677
TOTAL CONSUMER SERVICES 380,310
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
232,500 Aeon Co Ltd 5,188
362,261 Alimentation Couche-Tard, Inc 21,333
255,382 (i) BJ's Wholesale Club Holdings, Inc 17,024
328,482 Carrefour S.A. 6,016
818,506 Coles Group Ltd 8,991
131,324 (i) HelloFresh SE 2,070
2,121,073 J Sainsbury plc 8,178
752 Kesko Oyj (B Shares) 15
151,556 Koninklijke Ahold Delhaize NV 4,360
6,934 Kroger Co 317
154,400 Matsumotokiyoshi Holdings Co Ltd 2,729
116,280 (i) Performance Food Group Co 8,041
53,411 Pricesmart, Inc 4,047
81,987 SpartanNash Co 1,882
217,624 (i) Sprouts Farmers Market, Inc 10,470
312,346 Target Corp 44,484
123,985 (i) United Natural Foods, Inc 2,012
362,113 (i) US Foods Holding Corp 16,444
649,626 Woolworths Ltd 16,481
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 180,082
ENERGY - 2.9%
373,454 Antero Midstream Corp 4,679
343,310 (e) ARC Resources Ltd 5,096
323,668 Baker Hughes Co 11,063
731,836 Cenovus Energy, Inc (Toronto) 12,195
3,725 ChampionX Corp 109
180,485 Cheniere Energy, Inc 30,811
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
519,057 Chevron Corp $ 77,423
268,323 (i) Clean Energy Fuels Corp 1,028
586,582 ConocoPhillips 68,085
2,773 Delek US Holdings, Inc 72
36,565 (i) DMC Global, Inc 688
60,033 (i) Dril-Quip, Inc 1,397
691,684 Enbridge, Inc 24,900
307,418 EQT Corp 11,885
416,218 Equinor ASA 13,191
584,895 Galp Energia SGPS S.A. 8,606
141,430 Hess Corp 20,389
212,089 (e) Imperial Oil Ltd 12,081
593,900 (e) Inpex Holdings, Inc 7,947
6,419 (e) Keyera Corp 155
1,390,846 Kinder Morgan, Inc 24,534
945,307 (i) Kosmos Energy Ltd 6,343
351,330 Neste Oil Oyj 12,490
463,121 NOV, Inc 9,392
17,408 (i) Oceaneering International, Inc 370
114,033 OMV AG. 5,003
31,537 ONEOK, Inc 2,214
703 Ovintiv, Inc 31
171,714 Parkland Corp 5,535
182,711 Pembina Pipeline Corp 6,290
48,471 Phillips 66 6,453
119,063 Pioneer Natural Resources Co 26,775
663,541 Schlumberger Ltd 34,531
1,290,892 Shell plc 42,256
522,200 Suncor Energy, Inc 16,729
259,937 TechnipFMC plc 5,235
644,491 Total S.A. 43,825
229,560 Valero Energy Corp 29,843
83,066 (i) Weatherford International plc 8,126
742,877 Woodside Energy Group Ltd 15,687
TOTAL ENERGY 613,462
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
278,795 American Tower Corp 60,186
817 Boston Properties, Inc 57
77,865 Brixmor Property Group, Inc 1,812
2,405,177 CapitaMall Trust 3,749
1,190 Crown Castle, Inc 137
2,975 Dexus Property Group 16
444,562 DiamondRock Hospitality Co 4,174
88,036 Digital Realty Trust, Inc 11,848
66,669 Equinix, Inc 53,695
46,383 First Industrial Realty Trust, Inc 2,443
63,273 Fonciere Des Regions 3,405
57,595 Gecina S.A. 7,012
952,831 Goodman Group 16,405
688,636 GPT Group 2,173
1,804 Healthpeak Properties, Inc 36
945 Iron Mountain, Inc 66
4,380 Kilroy Realty Corp 175
269,497 Klepierre 7,357
204,332 Macerich Co 3,153
1,050,750 Mirvac Group 1,495
369,158 Park Hotels & Resorts, Inc 5,648
7,536 PotlatchDeltic Corp 370
470,316 Prologis, Inc 62,693
298 SBA Communications Corp 76
151,016 Segro plc 1,703

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,604 Stockland Trust Group $ 20
148,462 (i) Unibail-Rodamco-Westfield 10,981
190,252 Vicinity Ltd 264
260,103 Welltower, Inc 23,453
344,928 Weyerhaeuser Co 11,993
84,284 Xenia Hotels & Resorts, Inc 1,148
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 297,743
FINANCIAL SERVICES - 4.6%
583,919 3i Group plc 17,973
2,388,396 (e) Abrdn plc 5,430
3,076 Ally Financial, Inc 107
351,698 American Express Co 65,887
89,396 Ameriprise Financial, Inc 33,955
6,128 Annaly Capital Management, Inc 119
536 Australian Stock Exchange Ltd 23
739,110 Bank of New York Mellon Corp 38,471
83,282 BlackRock, Inc 67,608
94,759 Deutsche Boerse AG. 19,514
261,464 Discover Financial Services 29,389
54,588 Eurazeo 4,341
12,881 Factset Research Systems, Inc 6,145
426,286 Fidelity National Information Services, Inc 25,607
176,090 Goldman Sachs Group, Inc 67,930
10,629 (i) Green Dot Corp 105
334,646 Hong Kong Exchanges and Clearing Ltd 11,478
175,806 London Stock Exchange Group plc 20,782
221 LPL Financial Holdings, Inc 50
147,247 Macquarie Group Ltd 18,433
260 MarketAxess Holdings, Inc 76
263,482 Mastercard, Inc (Class A) 112,378
114,452 Moody's Corp 44,700
711,022 Morgan Stanley 66,303
22,082 (i) Mr Cooper Group, Inc 1,438
99,693 Nasdaq Stock Market, Inc 5,796
2,483,300 (i) Nomura Holdings, Inc 11,184
1,142 Northern Trust Corp 96
773,090 ORIX Corp 14,520
554,796 (i) PayPal Holdings, Inc 34,070
5,978 (i) PRA Group, Inc 157
2,150 (i) PROG Holdings, Inc 67
162,770 S&P Global, Inc 71,703
656,988 Schroders plc 3,592
115,952 St. James's Place plc 1,009
182,346 State Street Corp 14,125
1,437 Synchrony Financial 55
770 TMX Group Ltd 19
1,068,021 UBS Group AG 33,174
466,191 Visa, Inc (Class A) 121,373
35,477 Voya Financial, Inc 2,588
71,853 (i) WEX, Inc 13,979
TOTAL FINANCIAL SERVICES 985,749
FOOD, BEVERAGE & TOBACCO - 2.1%
365,863 Ajinomoto Co, Inc 14,083
104,366 Archer-Daniels-Midland Co 7,537
1,758 (i) Bunge Global S.A. 177
70,181 Campbell Soup Co 3,034
1,431,481 Coca-Cola Co 84,357
218,358 (i) Coca-Cola Europacific Partners plc 14,573
279,246 Coca-Cola HBC AG. 8,200
1,330 ConAgra Brands, Inc 38
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
314,155 Danone $ 20,382
19,284 (i) Darling International, Inc 961
52,370 Fresh Del Monte Produce, Inc 1,375
593,154 General Mills, Inc 38,638
273,218 Hormel Foods Corp 8,773
4,508 Kellogg Co 252
162,389 Kerry Group plc (Class A) 14,095
2,155 Keurig Dr Pepper, Inc 72
173,000 Kikkoman Corp 10,572
277,970 Lamb Weston Holdings, Inc 30,046
104,324 McCormick & Co, Inc 7,138
116,254 Mowi ASA 2,082
662,981 Nestle S.A. 76,853
304,982 Orkla ASA 2,368
502,278 PepsiCo, Inc 85,307
170,400 Suntory Beverage & Food Ltd 5,603
12,328 (i) TreeHouse Foods, Inc 511
16,271 (i) Vital Farms, Inc 255
2,415,114 Wilmar International Ltd 6,524
TOTAL FOOD, BEVERAGE & TOBACCO 443,806
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
138,102 (i) Accolade, Inc 1,659
155,988 Amplifon S.p.A. 5,405
8,730 (i) AtriCure, Inc 312
381,856 (e),(i) Brookdale Senior Living, Inc 2,222
53,045 (i) Castle Biosciences, Inc 1,145
123,358 Cigna Group 36,940
24,182 Cochlear Ltd 4,920
72,282 Coloplast A.S. 8,259
240 Cooper Cos, Inc 91
72,482 (e),(i) CryoLife, Inc 1,296
188 (i) DaVita, Inc 20
67,021 (i) Demant A.S. 2,940
105,549 (i) DocGo, Inc 590
71,389 EBOS Group Ltd 1,601
544,609 (i) Edwards Lifesciences Corp 41,526
132,883 Elevance Health, Inc 62,662
119,837 (i) Enhabit, Inc 1,240
203,819 (i) Envista Holdings Corp 4,904
44,000 (i) Fulgent Genetics, Inc 1,272
42,062 (i) Glaukos Corp 3,343
16,584 (i) Globus Medical, Inc 884
147,793 HCA, Inc 40,005
113,131 (i) Health Catalyst, Inc 1,048
29,671 (i) Henry Schein, Inc 2,246
135,994 (i) Hologic, Inc 9,717
104,900 (i) Hoya Corp 13,064
73,060 (i) IDEXX Laboratories, Inc 40,552
527 (i) Insulet Corp 114
55,652 Laboratory Corp of America Holdings 12,649
36,806 LeMaitre Vascular, Inc 2,089
10,988 (i) LivaNova plc 568
79,241 McKesson Corp 36,687
52,783 (i) Merit Medical Systems, Inc 4,009
161 (i) Molina Healthcare, Inc 58
179,941 (i) NeoGenomics, Inc 2,911
76,842 (i) Nevro Corp 1,654
91,959 (i) Omnicell, Inc 3,460
143,905 (i) OraSure Technologies, Inc 1,180
69,413 (i) Orthofix Medical, Inc 936
16,134 (i) Pennant Group, Inc 225

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
18,923 (i) Penumbra, Inc $ 4,760
72,016 (i) Pulmonx Corp 918
1,238 Quest Diagnostics, Inc 171
167,024 Ramsay Health Care Ltd 5,991
101,039 Resmed, Inc 17,381
43,010 (i) RxSight, Inc 1,734
1,485 (i) Shockwave Medical, Inc 283
69,700 (i) SI-BONE, Inc 1,463
212,936 Sonic Healthcare Ltd 4,653
47,094 Sonova Holdings AG 15,402
29,781 (i) STAAR Surgical Co 929
41,996 STERIS plc 9,233
62,900 Sysmex Corp 3,497
215,686 Terumo Corp 7,053
14,990 (i) UFP Technologies, Inc 2,579
203,423 UnitedHealth Group, Inc 107,096
TOTAL HEALTH CARE EQUIPMENT & SERVICES 539,546
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
2,635 Church & Dwight Co, Inc 249
589 Clorox Co 84
340,276 Essity AB 8,433
57,175 Henkel KGaA 4,102
111,129 Henkel KGaA (Preference) 8,939
172,700 Kao Corp 7,099
13,981 Kimberly-Clark Corp 1,699
74,176 L'Oreal S.A. 36,977
721,397 Procter & Gamble Co 105,713
193,300 Shiseido Co Ltd 5,827
138,700 Uni-Charm Corp 5,016
688,144 Unilever plc 33,314
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 217,452
INSURANCE - 2.0%
1,969,389 Aegon NV 11,450
2,897,000 AIA Group Ltd 25,212
128,622 Allianz AG. 34,373
728,290 Assicurazioni Generali S.p.A. 15,387
147 Assurant, Inc 25
742,699 AXA S.A. 24,254
1,011,836 (i) Genworth Financial, Inc (Class A) 6,759
914 Hartford Financial Services Group, Inc 74
1,068 Insurance Australia Group Ltd 4
4,265,379 Legal & General Group plc 13,631
301,020 Marsh & McLennan Cos, Inc 57,034
82,300 Mitsui Sumitomo Insurance Group Holdings, Inc 3,236
48,605 Muenchener Rueckver AG. 20,162
225,357 NN Group NV 8,906
364,260 Progressive Corp 58,019
391,791 Prudential Financial, Inc 40,633
305,354 QBE Insurance Group Ltd 3,094
149,200 Sompo Holdings, Inc 7,300
77,096 (e) Sun Life Financial, Inc 3,999
20,793 Swiss Life Holding 14,450
121,443 Swiss Re AG. 13,666
344,800 Tokio Marine Holdings, Inc 8,586
188,068 Travelers Cos, Inc 35,825
49,200 Zurich Insurance Group AG 25,723
TOTAL INSURANCE 431,802
MATERIALS - 2.7%
162,065 Agnico-Eagle Mines Ltd 8,886
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
502 Akzo Nobel NV $ 42
34,359 (i) Allegheny Technologies, Inc 1,562
19,088 Amcor plc 184
591,902 Anglo American plc 14,813
478,464 Antofagasta plc 10,230
14,878 Aptargroup, Inc 1,839
480,800 Asahi Kasei Corp 3,548
511,862 Ball Corp 29,442
220,460 BlueScope Steel Ltd 3,515
274,151 Boliden AB 8,581
290 Chr Hansen Holding A/S 24
19,088 (i) Coeur Mining, Inc 62
316,450 CRH plc 21,778
41,736 Croda International plc 2,685
142,739 Dow, Inc 7,828
45,775 DSM-Firmenich AG. 4,655
268,003 Ecolab, Inc 53,158
178,945 Endeavour Mining plc 4,004
176,670 Evonik Industries AG. 3,609
939,120 Fortescue Metals Group Ltd 18,517
56,667 Franco-Nevada Corp 6,277
3,439 Givaudan S.A. 14,261
114,550 HeidelbergCement AG. 10,239
111,533 Holcim Ltd 8,760
37,584 Holmen AB 1,587
325,142 Independence Group NL 2,004
64,829 International Flavors & Fragrances, Inc 5,249
1,576 International Paper Co 57
1,233 (i) James Hardie Industries plc 47
309,800 JFE Holdings, Inc 4,793
221,890 JSR Corp 6,314
43,363 Koppers Holdings, Inc 2,221
198,373 Linde plc 81,474
22,118 Martin Marietta Materials, Inc 11,035
181,711 Mineral Resources Ltd 8,656
306,342 Mitsubishi Chemical Holdings Corp 1,873
602 Mitsui Chemicals, Inc 18
158,819 Mondi plc 3,107
560,636 Newmont Goldcorp Corp 23,205
735,500 Nippon Paint Co Ltd 5,933
89,700 Nitto Denko Corp 6,694
1,488,628 Norsk Hydro ASA 10,006
375,868 Northern Star Resources Ltd 3,487
566 Novozymes A.S. 31
236,698 Nucor Corp 41,195
220,547 Nutrien Ltd 12,425
13,246 Olympic Steel, Inc 883
1,122 Orica Ltd 12
1,713,646 (e) Pilbara Minerals Ltd 4,600
27,126 PPG Industries, Inc 4,057
79,314 (i) Ranpak Holdings Corp 462
14,302 Royal Gold, Inc 1,730
5,386 Schnitzer Steel Industries, Inc (Class A) 162
672,200 Shin-Etsu Chemical Co Ltd 28,113
74,729 SIG Group AG. 1,721
58,204 Sika AG. 18,979
678 Smurfit Kappa Group plc 27
527 Steel Dynamics, Inc 62
152,065 Stora Enso Oyj (R Shares) 2,107
1,346,023 Sumitomo Chemical Co Ltd 3,272
290,200 Sumitomo Metal Mining Co Ltd 8,618
212,840 (i) Summit Materials, Inc 8,186

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
312,241 Svenska Cellulosa AB (B Shares) $ 4,691
9,000 Toray Industries, Inc 47
209,511 Umicore S.A. 5,763
96,545 UPM-Kymmene Oyj 3,642
3,394 Westrock Co 141
212,433 Wheaton Precious Metals Corp 10,480
TOTAL MATERIALS 577,665
MEDIA & ENTERTAINMENT - 2.0%
27,760 (c) Auto Trader Group plc 255
311 (i) Charter Communications, Inc 121
229,880 (i) Cinemark Holdings, Inc 3,239
843,216 (i) Clear Channel Outdoor Holdings, Inc 1,535
1,628,593 Comcast Corp (Class A) 71,414
190,151 Electronic Arts, Inc 26,015
870 Fox Corp (Class A) 26
409 Fox Corp (Class B) 11
111,679 Gray Television, Inc 1,001
9,348 (i) IMAX Corp 140
742,910 Informa plc 7,389
150,800 Interpublic Group of Cos, Inc 4,922
18,942 John Wiley & Sons, Inc (Class A) 601
49,091 (e),(i) MediaAlpha, Inc 547
173,601 (i) NetFlix, Inc 84,523
23,769 New York Times Co (Class A) 1,164
282,529 News Corp (Class A) 6,936
451,800 Nintendo Co Ltd 23,509
281,476 Omnicom Group, Inc 24,351
1,668 Paramount Global (Class B) 25
75,820 Publicis Groupe S.A. 7,045
1,597 REA Group Ltd 197
6,385 (i) Roku, Inc 585
13,853 Scholastic Corp 522
10,765 Seek Ltd 196
1,400,605 (e) Sirius XM Holdings, Inc 7,661
31,164 (i) Snap, Inc 528
206,700 (i) Take-Two Interactive Software, Inc 33,268
9,574 TEGNA, Inc 147
348,388 Universal Music Group NV 9,945
332,691 (i) Vimeo, Inc 1,304
767,265 Walt Disney Co 69,276
428,608 (i) Warner Bros Discovery, Inc 4,878
670,825 WPP plc 6,408
148,869 (i) Yelp, Inc 7,047
2,389,325 Z Holdings Corp 8,449
27,738 (i) Ziff Davis, Inc 1,864
151,484 (i) ZipRecruiter, Inc 2,106
660,638 (i) ZoomInfo Technologies, Inc 12,215
TOTAL MEDIA & ENTERTAINMENT 431,365
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
147,710 (e),(i) Aclaris Therapeutics, Inc 155
179,570 (i) Adaptive Biotechnologies Corp 880
281,433 Agilent Technologies, Inc 39,128
119,809 (i) Alector, Inc 956
63,186 (e),(i) Allogene Therapeutics, Inc 203
247,644 Amgen, Inc 71,326
78,664 (e),(i) Arcellx, Inc 4,366
48,085 (i) Arcturus Therapeutics Holdings, Inc 1,516
789,014 Astellas Pharma, Inc 9,384
407,657 AstraZeneca plc 54,989
2,859 (e),(i) Axsome Therapeutics, Inc 228
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,381 (i) Biogen, Inc $ 2,686
118,489 (i) Biohaven Ltd 5,071
1,024,245 Bristol-Myers Squibb Co 52,554
66,971 (e),(i) Cabaletta Bio, Inc 1,520
49,927 (e),(i) Cassava Sciences, Inc 1,124
205,903 (i) Cymabay Therapeutics, Inc 4,863
781,547 Daiichi Sankyo Co Ltd 21,396
293,230 Danaher Corp 67,836
199,100 Eisai Co Ltd 9,913
232,585 Eli Lilly & Co 135,579
144,509 (i) Erasca, Inc 308
47,598 (i) Genmab AS 15,177
486,454 Gilead Sciences, Inc 39,408
1,458,656 GSK plc 26,940
113,157 (i) Immunovant, Inc 4,767
127,669 (i) Intellia Therapeutics, Inc 3,893
22,895 (i) Intra-Cellular Therapies, Inc 1,640
95,626 (i) IQVIA Holdings, Inc 22,126
168 (i) Jazz Pharmaceuticals plc 21
276,847 Kyowa Hakko Kogyo Co Ltd 4,645
43,001 Lonza Group AG. 18,129
878,157 Merck & Co, Inc 95,737
90,364 Merck KGaA 14,387
8,560 (i) Mettler-Toledo International, Inc 10,383
67,307 (i) Mirati Therapeutics, Inc 3,954
541,835 Novartis AG. 54,731
806,268 Novo Nordisk A.S. 83,555
275,800 Ono Pharmaceutical Co Ltd 4,906
65,309 (e),(i) Phathom Pharmaceuticals, Inc 596
40,531 Phibro Animal Health Corp 469
83,677 (i) Prothena Corp plc 3,041
47,397 (i) Regeneron Pharmaceuticals, Inc 41,628
223,366 (e),(i) Sana Biotechnology, Inc 911
76,830 (e),(i) Scholar Rock Holding Corp 1,444
101,433 Shionogi & Co Ltd 4,882
97,637 (e),(i) Tango Therapeutics, Inc 967
47,772 (e),(i) Tarsus Pharmaceuticals, Inc 967
134,427 (i) Ultragenyx Pharmaceutical, Inc 6,428
29,240 (i) Viridian Therapeutics, Inc 637
27,016 (i) Waters Corp 8,895
55,362 West Pharmaceutical Services, Inc 19,494
311,164 Zoetis, Inc 61,414
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,042,153
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
237,484 (i) Anywhere Real Estate, Inc 1,926
2,280,173 Capitaland Investment Ltd 5,452
122,737 (i) CBRE Group, Inc 11,426
1,100 City Developments Ltd 6
301,100 Daiwa House Industry Co Ltd 9,102
5,328 FirstService Corp 863
1,608 (i) Howard Hughes Holdings, Inc 138
8,252 (i) Jones Lang LaSalle, Inc 1,559
22,997 LEG Immobilien SE 2,012
469,872 Mitsubishi Estate Co Ltd 6,441
359,317 Mitsui Fudosan Co Ltd 8,785
2,740 RMR Group, Inc 77
602,000 Swire Pacific Ltd (Class A) 5,099
1,367,000 Swire Properties Ltd 2,767
6,482 (i) Tejon Ranch Co 111
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 55,764

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
295,800 Advantest Corp $ 9,967
435,008 Applied Materials, Inc 70,502
100,192 ASML Holding NV 75,634
31,832 (i) Cirrus Logic, Inc 2,648
221,356 (i) First Solar, Inc 38,135
1,699,605 Intel Corp 85,405
81,511 Lam Research Corp 63,844
881,121 Marvell Technology, Inc 53,140
546,718 Nvidia Corp 270,746
4,318 NXP Semiconductors NV 992
98,405 (i) Onto Innovation, Inc 15,046
229,054 (i) Rambus, Inc 15,633
988,244 (i) Renesas Electronics Corp 17,671
26,693 (i) Silicon Laboratories, Inc 3,531
424,461 Texas Instruments, Inc 72,353
164,300 Tokyo Electron Ltd 29,203
173,209 (e),(i) Wolfspeed, Inc 7,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 831,986
SOFTWARE & SERVICES - 7.4%
158,918 (i) Adobe, Inc 94,811
23,461 (i) Altair Engineering, Inc 1,974
15,248 (i) Ansys, Inc 5,533
15,256 (i) Appfolio, Inc 2,643
55,189 (e),(i) Asana, Inc 1,049
223,337 (i) Autodesk, Inc 54,378
207,356 (i) Cadence Design Systems, Inc 56,478
381 (i) Ceridian HCM Holding, Inc 26
368,586 Dassault Systemes SE 18,041
8,233 (e),(i) Digimarc Corp 297
128,934 Dolby Laboratories, Inc (Class A) 11,112
262,624 (i) DoubleVerify Holdings, Inc 9,659
445,226 (i) DXC Technology Co 10,182
63,602 (i) Elastic NV 7,168
97,800 Fujitsu Ltd 14,718
1,601 Gen Digital, Inc 37
111,035 (i) Guidewire Software, Inc 12,107
84,396 (i) HubSpot, Inc 48,995
49,137 (i) Intapp, Inc 1,868
25,844 InterDigital, Inc 2,805
441,289 International Business Machines Corp 72,173
123,684 Intuit, Inc 77,306
1,543,010 Microsoft Corp 580,234
241,581 NEC Corp 14,274
196,400 Nomura Research Institute Ltd 5,704
439,999 (i) Nutanix, Inc 20,984
6,151 (i) OneSpan, Inc 66
165,017 Open Text Corp (Toronto) 6,935
63,934 (i) PTC, Inc 11,186
350,058 (i) Salesforce, Inc 92,114
293,497 SAP AG. 45,176
100,712 (i) ServiceNow, Inc 71,152
389,069 (i) Shopify, Inc (Class A) 30,290
262,799 (i) Splunk, Inc 40,037
212,279 (i) Sprinklr, Inc 2,556
66,963 (i) Sprout Social, Inc 4,114
79,680 (i) SPS Commerce, Inc 15,445
40,900 Sumisho Computer Systems Corp 810
108,459 (i) Synopsys, Inc 55,847
217,623 (i) Teradata Corp 9,469
178,295 WiseTech Global Ltd 9,138
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
194,214 (i) Workday, Inc $ 53,615
108,091 (i) Xero Ltd 8,246
34,711 (i) Xperi, Inc 383
TOTAL SOFTWARE & SERVICES 1,581,135
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
95,953 ADTRAN Holdings, Inc 704
192,485 Avnet, Inc 9,701
3,490 Azbil Corp 115
62,726 Badger Meter, Inc 9,683
79,361 Benchmark Electronics, Inc 2,193
308,196 (i) Ciena Corp 13,872
70,274 CTS Corp 3,074
58,624 (i) ePlus, Inc 4,681
77,317 (i) Fabrinet 14,716
232,200 FUJIFILM Holdings Corp 13,916
233,418 (i) Harmonic, Inc 3,044
2,777,964 Hewlett Packard Enterprise Co 47,170
1,528,744 HP, Inc 46,000
69,900 Ibiden Co Ltd 3,856
60,326 (i) Insight Enterprises, Inc 10,689
67,862 (i) Itron, Inc 5,124
314,228 (i) Keysight Technologies, Inc 49,990
45,982 (i) Kimball Electronics, Inc 1,239
199,997 (i) Knowles Corp 3,582
75,455 (i) Lumentum Holdings, Inc 3,955
8,736 Methode Electronics, Inc 199
420,865 (i) Mirion Technologies, Inc 4,314
61,451 (i) Netgear, Inc 896
44,721 (i) Netscout Systems, Inc 982
35,179 (i) Novanta, Inc 5,924
46,700 Omron Corp 2,173
33,253 (i) OSI Systems, Inc 4,291
58,247 (e),(i) PAR Technology Corp 2,536
57,141 (i) Plexus Corp 6,179
64,222 (i) Ribbon Communications, Inc 186
16,655 Ricoh Co Ltd 128
37,538 (i) Rogers Corp 4,958
151,655 Shimadzu Corp 4,229
319,959 TDK Corp 15,174
529,509 (i) Trimble Inc 28,170
26,134 (i) Vishay Precision Group, Inc 890
329,636 Vontier Corp 11,389
247,981 Xerox Holdings Corp 4,545
632 Yokogawa Electric Corp 12
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 344,479
TELECOMMUNICATION SERVICES - 0.9%
7,159,532 BT Group plc 11,280
265,750 (c) Cellnex Telecom S.A. 10,463
393 Elisa Oyj (Series A) 18
224,381 Iridium Communications, Inc 9,236
655,732 KDDI Corp 20,799
555,864 Koninklijke KPN NV 1,915
7,192 (e),(i) Liberty Global Ltd 134
192,952 Rogers Communications, Inc (Class B) 9,033
1,333,900 SoftBank Corp 16,623
15,375 Swisscom AG. 9,254
8,252 Tele2 AB (B Shares) 71
5,177 Telecom Corp of New Zealand Ltd 17
131,695 Telenor ASA 1,511
1,677,759 TeliaSonera AB 4,281

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,675,158 Telstra Corp Ltd $ 4,527
139,183 TELUS Corp 2,477
1,911,154 Verizon Communications, Inc 72,050
13,481,335 Vodafone Group plc 11,774
TOTAL TELECOMMUNICATION SERVICES 185,463
TRANSPORTATION - 1.8%
205,200 (i) All Nippon Airways Co Ltd 4,446
51,917 ArcBest Corp 6,241
1,195,665 Auckland International Airport Ltd 6,651
620,413 Aurizon Holdings Ltd 1,606
212,975 Canadian National Railway Co 26,770
78,581 CH Robinson Worldwide, Inc 6,789
1,650,043 CSX Corp 57,207
1,009,042 Delta Air Lines, Inc 40,594
263,600 East Japan Railway Co 15,173
147,733 Expeditors International Washington, Inc 18,792
1,539,737 (i) Grab Holdings Ltd 5,189
270,700 Hankyu Hanshin Holdings, Inc 8,603
24,300 Kintetsu Corp 770
44,472 Kuehne & Nagel International AG. 15,347
459 Landstar System, Inc 89
1,995,864 MTR Corp 7,747
87,913 Nippon Express Holdings, Inc 4,988
432,275 (e) Nippon Yusen Kabushiki Kaisha 13,350
13,556 Norfolk Southern Corp 3,204
116,666 Old Dominion Freight Line 47,288
185,813 (i) Qantas Airways Ltd 681
55,057 (i) Saia, Inc 24,127
101,200 SG Holdings Co Ltd 1,451
1,469 Tokyu Corp 18
1,653,344 Transurban Group 15,449
243 U-Haul Holding Co 17
361,784 United Parcel Service, Inc (Class B) 56,883
172,207 West Japan Railway Co 7,176
TOTAL TRANSPORTATION 396,646
UTILITIES - 1.5%
1,850 (e) Algonquin Power & Utilities Corp 12
689 Alliant Energy Corp 35
403,833 American Electric Power Co, Inc 32,799
500,415 APA Group 2,912
1,391,690 CLP Holdings Ltd 11,498
797 CMS Energy Corp 46
203,718 Consolidated Edison, Inc 18,532
1,246 DTE Energy Co 137
3,292,902 Enel S.p.A. 24,499
1,260,240 Energias de Portugal S.A. 6,343
689 Essential Utilities, Inc 26
2,202 Eversource Energy 136
118,617 Fortis, Inc 4,880
911 (e) Hydro One Ltd 27
2,177,164 Iberdrola S.A. 28,557
152,834 Mercury NZ Ltd 638
502,825 Meridian Energy Ltd 1,761
1,317,013 National Grid plc 17,742
172,595 (e) Naturgy Energy Group S.A. 5,148
1,032,179 NextEra Energy, Inc 62,695
1,123 NiSource, Inc 30
746,374 Origin Energy Ltd 4,307
140,579 Orsted AS 7,793
145,500 Osaka Gas Co Ltd 3,037
CREF Social Choice Account December 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,123 Redeia Corp S.A. $ 19
492,137 Scottish & Southern Energy plc 11,617
771,535 SembCorp Industries Ltd 3,101
732,965 Southern Co 51,396
181,100 Tokyo Gas Co Ltd 4,154
110,135 WEC Energy Group, Inc 9,270
263,329 Xcel Energy, Inc 16,303
TOTAL UTILITIES 329,450
TOTAL COMMON STOCKS 12,725,361
(Cost $10,041,991)
PREFERRED STOCKS - 0.1%
INSURANCE - 0.0%
178,941 Assurant, Inc 3,568
TOTAL INSURANCE 3,568
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
390,000 (e) Brookfield Property Partners LP 5,031
681,850 Brookfield Property Partners LP 7,835
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,866
UTILITIES - 0.1%
490,000 Brookfield Infrastructure Partners LP 8,105
308,000 Brookfield Renewable Partners LP 5,251
TOTAL UTILITIES 13,356
TOTAL PREFERRED STOCKS 29,790
(Cost $51,220)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
19,971 Cassava Sciences, Inc 11/15/24 134
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 134
TOTAL RIGHTS/WARRANTS 135
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 21,254,502
(Cost $18,999,734)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
GOVERNMENT AGENCY DEBT - 0.0%
$ 2,602,000 Federal Home Loan Bank (FHLB) 0 .000% 01/05/24 2,599
600,000 FHLB 0 .000 01/31/24 597
TOTAL GOVERNMENT AGENCY DEBT 3,196

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
TREASURY DEBT - 0.0%
$ 2,000,000 United States Treasury Bill 0 .000% 02/27/24 $ 1,984
TOTAL TREASURY DEBT 1,984
TOTAL SHORT-TERM INVESTMENTS 5,180
(Cost $5,181)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
128,409,260 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .360 128,409
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 128,409
(Cost $128,409)
TOTAL INVESTMENTS - 100.1% 21,388,091
(Cost $19,133,324)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (16,087)
NET ASSETS - 100.0% $21,372,004
AVG Average
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
Perpetual security
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,284,126.
(f)
In default
(g)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
(i)
Non-income producing
(j)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,018 EUR 5,653 JPMorgan Chase Bank 01/16/24   $ (227)
EUR Euro
CREF Money Market Account December 31, 2023
Portfolio of Investments

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT - 8.3%
$ 40,000,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 01/24/24 $ 39,865
3,900,000 Federal Farm Credit Bank (FFCB) 2 .610 02/27/24 3,883
4,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/05/24 3,998
2,000,000 FHLB 0 .000 01/12/24 1,997
11,350,000 FHLB 0 .000 01/17/24 11,323
20,250,000 FHLB 0 .000 01/19/24 20,196
660,000 FHLB 0 .000 01/29/24 657
109,000,000 FHLB 0 .000 01/31/24 108,520
9,900,000 FHLB 0 .000 02/02/24 9,853
41,975,000 FHLB 0 .000 02/08/24 41,762
38,375,000 FHLB 0 .000 02/09/24 38,176
171,000,000 FHLB 0 .001 02/15/24 169,884
56,000,000 FHLB 5 .160 02/16/24 55,972
700,000 FHLB 0 .000 02/21/24 695
40,500,000 FHLB 0 .000 02/23/24 40,185
800,000 FHLB 0 .000 02/27/24 793
20,695,000 FHLB 0 .000 02/28/24 20,518
5,785,000 FHLB 0 .001 03/01/24 5,734
42,000,000 FHLB 0 .000 03/06/24 41,616
2,750,000 FHLB 3 .250 03/08/24 2,739
1,100,000 FHLB 4 .750 03/08/24 1,098
1,500,000 FHLB 5 .320 03/08/24 1,500
1,500,000 FHLB 0 .000 03/13/24 1,484
80,225,000 FHLB 0 .000 03/27/24 79,218
4,000,000 FHLB 1 .000 04/25/24 3,944
80,000,000 FHLB 5 .450 06/11/24 80,000
2,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 02/12/24 2,485
TOTAL GOVERNMENT AGENCY DEBT 788,095
REPURCHASE AGREEMENT - 29.8%
1,000,000,000
(a)
Bank of New York Mellon 5 .320 01/02/24 1,000,000
1,841,038,000
(b)
Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 1,841,038
TOTAL REPURCHASE AGREEMENT 2,841,038
TREASURY DEBT - 39.7%
400,725,000 United States Treasury Bill 0 .000 01/02/24 400,666
163,000,000 United States Treasury Bill 0 .000 01/16/24 162,639
176,160,000 United States Treasury Bill 0 .000 01/18/24 175,717
160,000,000 United States Treasury Bill 0 .000 01/23/24 159,482
300,000,000 United States Treasury Bill 0 .000 01/25/24 298,943
204,400,000 United States Treasury Bill 0 .000 01/30/24 203,535
202,500,000 United States Treasury Bill 0 .000 02/06/24 201,432
121,200,000 United States Treasury Bill 0 .000 02/08/24 120,525
378,500,000 United States Treasury Bill 0 .000 02/13/24 376,111
121,200,000 United States Treasury Bill 0 .000 02/15/24 120,650
283,400,000 United States Treasury Bill 0 .000 02/20/24 281,326
161,600,000 United States Treasury Bill 0 .000 02/27/24 160,272
294,500,000 United States Treasury Bill 0 .000 02/29/24 291,953
101,500,000 United States Treasury Bill 0 .000 03/14/24 100,413
100,200,000 United States Treasury Bill 0 .000 03/19/24 99,059
318,650,000 United States Treasury Bill 0 .000 03/21/24 314,921
39,000,000 United States Treasury Bill 0 .000 03/26/24 38,515
200,000,000 United States Treasury Bill 0 .000 04/16/24 196,908
40,175,000 United States Treasury Bill 0 .000 10/03/24 38,570
40,000,000 United States Treasury Note 0 .750 11/15/24 38,469
TOTAL TREASURY DEBT 3,780,106
VARIABLE RATE SECURITIES - 24.0%
16,775,000
(c)
Federal Agricultural Mortgage Corp (FAMC)
SOFR + 0.100%
5 .500 02/12/24 16,775

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 20,000,000
(c)
Federal Farm Credit Bank (FFCB)
SOFR + 0.055%
5 .455% 01/03/24 $ 20,000
13,525,000
(c)
FFCB
SOFR + 0.120%
5 .520 01/22/24 13,526
16,000,000
(c)
FFCB
SOFR + 0.040%
5 .440 01/25/24 16,000
12,625,000
(c)
FFCB
SOFR + 0.045%
5 .445 02/20/24 12,625
4,200,000
(c)
FFCB
SOFR + 0.040%
5 .440 03/04/24 4,200
14,250,000
(c)
FFCB
SOFR + 0.050%
5 .450 04/12/24 14,250
80,000,000
(c)
Federal Home Loan Bank (FHLB)
SOFR + 0.030%
5 .430 01/03/24 80,000
160,500,000
(c)
FHLB
SOFR + 0.030%
5 .430 01/05/24 160,500
83,000,000
(c)
FHLB
SOFR + 0.030%
5 .430 01/08/24 83,000
160,000,000
(c)
FHLB
SOFR + 0.030%
5 .430 01/12/24 160,000
120,000,000
(c)
FHLB
SOFR + 0.030%
5 .430 01/16/24 120,000
121,500,000
(c)
FHLB
SOFR + 0.030%
5 .430 01/17/24 121,500
141,000,000
(c)
FHLB
SOFR + 0.035%
5 .435 01/19/24 141,000
120,000,000
(c)
FHLB
SOFR + 0.035%
5 .435 01/25/24 120,000
81,000,000
(c)
FHLB
SOFR + 0.035%
5 .435 01/25/24 81,000
41,000,000
(c)
FHLB
SOFR + 0.040%
5 .440 01/26/24 41,000
157,000,000
(c)
FHLB
SOFR + 0.040%
5 .440 01/29/24 157,000
61,000,000
(c)
FHLB
SOFR + 0.040%
5 .440 02/16/24 61,000
173,000,000
(c)
FHLB
SOFR + 0.055%
5 .455 02/16/24 173,006
141,000,000
(c)
FHLB
SOFR + 0.040%
5 .440 02/20/24 141,000
41,000,000
(c)
FHLB
SOFR + 0.045%
5 .445 02/23/24 41,000
101,600,000
(c)
FHLB
SOFR + 0.045%
5 .445 02/28/24 101,600
60,700,000
(c)
FHLB
SOFR + 0.050%
5 .450 03/04/24 60,700
41,000,000
(c)
FHLB
SOFR + 0.050%
5 .450 03/25/24 41,000
101,750,000
(c)
FHLB
SOFR + 0.050%
5 .450 03/28/24 101,750
120,000,000
(c)
United States Treasury Floating Rate Note
US Treasury Bill 3 M - 0.075%
5 .256 04/30/24 119,947
79,000,000
(c)
United States Treasury Floating Rate Note
US Treasury Bill 3 M + 0.037%
5 .368 07/31/24 78,981
TOTAL VARIABLE RATE SECURITIES 2,282,360
TOTAL SHORT-TERM INVESTMENTS 9,691,599
(Cost $9,691,599)
TOTAL INVESTMENTS - 101.8% 9,691,599
(Cost $9,691,599)
OTHER ASSETS & LIABILITIES, NET - (1.8)% (168,499)
NET ASSETS - 100.0% $9,523,100
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 5.320% dated 12/29/23 to be repurchased at $1,000,591,111 on 1/2/24, collateralized by Government Agency Securities, with coupon rates 0.125%–1.250% and maturity dates 6/30/28–1/15/31, valued at $1,014,722,645.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,842,126,258 on 1/2/24, collateralized by Government Agency
Securities, with coupon rates 0.875%–4.500% and maturity dates 6/15/26–7/15/26, valued at $1,877,858,843.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

 (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

 (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no material amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: March 6, 2024	COLLEGE RETIREMENT EQUITIES FUND

	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 6, 2024	By:	/s/ Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and President and Chief Executive Officer (principal executive officer)

Dated: March 6, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)